Registration No. 33-59474

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

--------

POST-EFFECTIVE AMENDMENT NO. 89 TO
FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
and
REGISTRATION STATEMENT
under
THE INVESTMENT COMPANY ACT OF 1940
--------
PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in Charter)

The Principal Financial Group
Des Moines, Iowa 50392
(Address of principal executive offices)
--------
Telephone Number (515) 248-3842
--------

Copy to:
	MICHAEL D. ROUGHTON	JOHN W. BLOUCH, Esq.
	The Principal Financial Group	Drinker Biddle & Reath, LLP
	Des Moines, Iowa 50392	1500 K Street, N.W.
Washington, DC 20005-1209

(Name and address of agent for service)
----------
It is proposed that this filing will become effective (check appropriate box)
_ __	immediately upon filing pursuant to paragraph (b) of Rule 485
XX _	on March 1, 2011, pursuant to paragraph (b) of Rule 485
_ __	60 days after filing pursuant to paragraph (a)(1) of Rule 485
_ __	on (date) pursuant to paragraph (a)(1) of Rule 485
_ __	75 days after filing pursuant to paragraph (a)(2) of Rule 485
_ __	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:)
_ __	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment to the Registration Statement of Principal Funds, Inc. (“the
Registrant”) (File No. 33-59474) is an annual update to the Registrant’s Registration Statement for series with an October 31 fiscal year end and consists of the following: (1) Facing Page of the Registration Statement; (2) Part A of the Registration Statement (Prospectus for Class J
shares with 10/31 fiscal year end), (3) Statement of Additional Information (series with a fiscal year end of October 31), (4) Part C, and (5) signature page. The Amendment is not being filed to update or amend the prospectuses or statement of additional information for series with a fiscal year end of August 31.

Due to file size limitations, Part A for other share classes will be filed in subsequent amendments.

PRINCIPAL FUNDS, INC.

Class J Shares

The date of this Prospectus is March 1, 2011.

Ticker Symbols for Principal Funds, Inc.
Fund Name	Class J	Fund Name	Class J
Bond & Mortgage Securities	PBMJX	Principal LifeTime 2010	PTAJX
Diversified International	PIIJX	Principal LifeTime 2020	PLFJX
Government & High Quality Bond	PMRJX	Principal LifeTime 2030	PLTJX
Income	PIOJX	Principal LifeTime 2040	PTDJX
Inflation Protection	PIPJX	Principal LifeTime 2050	PFLJX
International Emerging Markets	PIEJX	Principal LifeTime Strategic Income	PLSJX
International Growth	PITJX	Real Estate Securities	PREJX
LargeCap Blend II	PLBJX	SAM Balanced	PSAJX
LargeCap Growth	PGLJX	SAM Conservative Balanced	PCBJX
LargeCap Growth I	PLGJX	SAM Conservative Growth	PCGJX
LargeCap Growth II	PPLJX	SAM Flexible Income	PFIJX
LargeCap S&P 500 Index	PSPJX	SAM Strategic Growth	PSWJX
LargeCap Value	PVLJX	Short-Term Income	PSJIX
LargeCap Value III	PLVJX	SmallCap Blend	PSBJX
MidCap Blend	PMBJX	SmallCap Growth	PSGJX
MidCap Growth	PMGJX	SmallCap Growth I	PSIJX
MidCap Growth III	PPQJX	SmallCap Growth II	PPMIX
MidCap S&P 400 Index	PMFJX	SmallCap S&P 600 Index	PSSJX
MidCap Value I	PVEJX	SmallCap Value	PSVJX
MidCap Value III	PMCJX	SmallCap Value II	PSMJX
Money Market	PMJXX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This page left blank intentionally.

2

Fund Summaries
Balanced/Asset Allocation Funds
Strategic Asset Management (“SAM”) Balanced Portfolio	5
Strategic Asset Management (“SAM”) Conservative Balanced Portfolio	9
Strategic Asset Management (“SAM”) Conservative Growth Portfolio	13
Strategic Asset Management (“SAM”) Flexible Income Portfolio	17
Strategic Asset Management (“SAM”) Strategic Growth Portfolio	21
Principal LifeTime Strategic Income Fund	25
Principal LifeTime 2010 Fund	30
Principal LifeTime 2020 Fund	35
Principal LifeTime 2030 Fund	40
Principal LifeTime 2040 Fund	45
Principal LifeTime 2050 Fund	50
LargeCap US Equity Funds
LargeCap Blend Fund II	55
LargeCap Growth Fund	58
LargeCap Growth Fund I	61
LargeCap Growth Fund II	64
LargeCap S&P 500 Index Fund	67
LargeCap Value Fund	70
LargeCap Value Fund III	73
Real Estate Fund
Real Estate Securities Fund	77
Small/MidCap US Equity Funds
MidCap Blend Fund	80
MidCap Growth Fund	83
MidCap Growth Fund III	86
MidCap S&P 400 Index Fund	89
MidCap Value Fund I	92
MidCap Value Fund III	96
SmallCap Blend Fund	99
SmallCap Growth Fund	102
SmallCap Growth Fund I	105
SmallCap Growth Fund II	109
SmallCap S&P 600 Index Fund	112
SmallCap Value Fund	115
SmallCap Value Fund II	118
International Equity Funds
Diversified International Fund	122
International Emerging Markets Fund	125
International Growth Fund	128
Fixed Income Funds
Bond & Mortgage Securities Fund	131
Government & High Quality Bond Fund	135
Income Fund	139
Inflation Protection Fund	143
Short-Term Fixed Income Funds
Short-Term Income Fund	147
Money Market Fund	151

3

Certain Information Common to all Funds	154
Additional Information about Investment Strategies and Risks	154
Portfolio Holdings Information	172
Management of the Funds	172
Pricing of Fund Shares	186
Purchase of Fund Shares	187
Redemption of Fund Shares	189
Exchange of Fund Shares	191
Dividends and Distributions	192
Frequent Purchases and Redemptions	193
Tax Considerations	194
The Costs of Investing	195
Distribution Plans and Intermediary Compensation	196
Fund Account Information	197
Financial Highlights	199
Appendix A - Description of Bond Ratings	214
Additional Information	219

4

STRATEGIC ASSET MANAGEMENT (“SAM”) BALANCED PORTFOLIO

Objective: The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the
Balanced Portfolio should offer investors the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class J
Management Fees	0.34%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.66%
Total Annual Fund Operating Expenses	1.58%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$261	$499	$860	$1,878

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$161	$499	$860	$1,878

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 13.2% of the average value of its portfolio.

5

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a medium level of income and capital growth, with exposure to a medium level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds (“Underlying Funds”); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
• Generally invests between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-
income fund
• Generally invests between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund
• Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative Balanced Portfolios to (in alphabetical order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced Portfolio to (in alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

6

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance (for the periods prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital
Benchmark (60/40) are 60% S&P 500 Index and 40% Barclays Capital Aggregate Bond Index.

7

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09		13.35%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08		-14.49%

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class J Return Before Taxes	11.94%	3.93%	4.30%
Class J Return After Taxes on Distributions	11.31%	2.80%	3.31%
Class J Return After Taxes on Distribution and Sale of Fund Shares	7.97%	2.97%	3.27%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
Capital Benchmark (60/40) (reflects no deduction for fees, expenses, or taxes)	12.13%	4.08%	3.53%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Charles D. Averill (since 2010), Portfolio Manager
• Jill R. Cuniff (since 2010), President and Portfolio Manager
• Todd A. Jablonski (since 2010), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

8

STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE BALANCED PORTFOLIO

Objective:	The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other
Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class J
Management Fees	0.34%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.62%
Total Annual Fund Operating Expenses	1.53%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$256	$483	$834	$1,824

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$156	$483	$834	$1,824

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 11.4% of the average value of its portfolio.

9

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a medium to high level of income and medium to low level of capital growth, with exposure to a medium to low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
• Generally invests between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-
income fund
• Generally invests between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund
• Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to (in
alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

10

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to (in
alphabetical order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance (for the periods prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital
Benchmark (40/60) are 40% S&P 500 Index and 60% Barclays Capital Aggregate Bond Index.

11

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09		11.35%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08		-10.04%

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class J Return Before Taxes	10.23%	4.84%	4.97%
Class J Return After Taxes on Distributions	9.27%	3.55%	3.76%
Class J Return After Taxes on Distribution and Sale of Fund Shares	6.78%	3.54%	3.64%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Capital Benchmark (40/60) (reflects no deduction for fees, expenses, or taxes)	10.41%	4.78%	4.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Charles D. Averill (since 2010), Portfolio Manager
• Jill R. Cuniff (since 2010), President and Portfolio Manager
• Todd A. Jablonski (since 2010), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

12

STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE GROWTH PORTFOLIO

Objective:	The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class J
Management Fees	0.34%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.69%
Total Annual Fund Operating Expenses	1.61%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$264	$508	$876	$1,911

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$164	$508	$876	$1,911

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.4% of the average value of its portfolio.

13

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a low to medium level of income and a medium to high level of capital growth, with exposure to a medium to high level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
• Generally invests between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-
income fund
• Generally invests between 60% and 100% of its assets in equity funds, and less than 40% in any one equity fund
• Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Agency or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative Balanced Portfolios to (in alphabetical order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced Portfolios to (in alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

14

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance (for the periods prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital
Benchmark (80/20) are 80% S&P 500 Index and 20% Barclays Capital Aggregate Bond Index.

15

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09		14.67%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08		-19.20%

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class J Return Before Taxes	13.36%	2.94%	3.39%
Class J Return After Taxes on Distributions	13.12%	2.10%	2.71%
Class J Return After Taxes on Distribution and Sale of Fund Shares	9.00%	2.37%	2.72%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
Capital Benchmark (80/20) (reflects no deduction for fees, expenses, or taxes)	13.68%	3.25%	2.53%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Charles D. Averill (since 2010), Portfolio Manager
• Jill R. Cuniff (since 2010), President and Portfolio Manager
• Todd A. Jablonski (since 2010), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

16

STRATEGIC ASSET MANAGEMENT (“SAM”) FLEXIBLE INCOME PORTFOLIO

Objective:	The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class J
Management Fees	0.34%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.59%
Total Annual Fund Operating Expenses	1.57%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$260	$496	$855	$1,867

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$160	$496	$855	$1,867

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 9.5% of the average value of its portfolio.

17

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a high level of income and a low level of capital growth, with exposure to a low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
• Generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-
income fund
• Generally invests between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund
• Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to (in
alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

18

The Portfolio has less exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to (in
alphabetical order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance (for the periods prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital
Benchmark (25/75) are 25% S&P 500 Index and 75% Barclays Capital Aggregate Bond Index.

19

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09		10.65%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08		-7.00%

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class J Return Before Taxes	8.83%	4.95%	5.03%
Class J Return After Taxes on Distributions	7.62%	3.48%	3.56%
Class J Return After Taxes on Distribution and Sale of Fund Shares	5.79%	3.45%	3.49%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Capital Benchmark (25/75) (reflects no deduction for fees, expenses, or taxes)	9.03%	5.22%	5.01%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Charles D. Averill (since 2010), Portfolio Manager
• Jill R. Cuniff (since 2010), President and Portfolio Manager
• Todd A. Jablonski (since 2010), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

20

STRATEGIC ASSET MANAGEMENT (“SAM”) STRATEGIC GROWTH PORTFOLIO

Objective:	The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class J
Management Fees	0.34%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.71%
Total Annual Fund Operating Expenses	1.66%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$269	$523	$902	$1,965

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$169	$523	$902	$1,965

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.6% of the average value of its portfolio.

21

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a high level of capital growth, with a corresponding level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
• Generally invests between 0 and 25% of its assets in fixed-income funds, and less than 25% in any one fixed-
income fund
• Generally invests between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund
• Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative Balanced Portfolios to (in alphabetical order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced Portfolios to (in alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

22

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance (for the periods prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996.

23

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03		16.26%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08		-22.28%

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class J Return Before Taxes	14.52%	2.24%	2.63%
Class J Return After Taxes on Distributions	14.37%	1.55%	2.15%
Class J Return After Taxes on Distribution and Sale of Fund Shares	9.65%	1.83%	2.16%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Charles D. Averill (since 2010), Portfolio Manager
• Jill R. Cuniff (since 2010), President and Portfolio Manager
• Todd A. Jablonski (since 2010), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
• taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
• financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

24

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

Objective: The Fund seeks current income, and as a secondary objective, capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class J
Management Fees	0.03%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.59%
Total Annual Fund Operating Expenses	1.17%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$219	$372	$644	$1,420

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$119	$372	$644	$1,420

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 46.9% of the average value of its portfolio.

25

Principal Investment Strategies
The Fund invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Fund's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65. The Fund invests in PFI Institutional Class shares of underlying funds.
It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global
Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.

There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks (directly or indirectly through the underlying funds) of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

26

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

27

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime Strategic Income Blended Index were 19.0% Russell 3000 Index, 6.0% MSCI-
EAFE Index NDTR D, and 75.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the Principal LifeTime Strategic Income Blended Index will be 18.00% Russell 3000 Index, 4.40% MSCI-EAFE
Index NDTR D, and 77.60% Barclays Capital Aggregate Bond Index.

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09		9.68%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08		-11.32%

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	Life of Fund
Class J Return Before Taxes	9.65%	2.06%	3.60%
Class J Return After Taxes on Distributions	8.65%	0.74%	2.65%
Class J Return After Taxes on Distribution and Sale of Fund Shares	6.32%	1.05%	2.59%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.65%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	4.41%
Principal LifeTime Strategic Income Blended Index (reflects no deduction for fees, expenses,	8.92%	5.32%	4.87%
or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

28

Management

Investment Advisor and Portfolio Managers:
Principal Management Corporation
•	James W. Fennessey (since 2007), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

29

PRINCIPAL LIFETIME 2010 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010		Class J
Management Fees		0.03%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		0.07%
Acquired Fund Fees and Expenses		0.67%
	Total Annual Fund Operating Expenses	1.22%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$224	$387	$670	$1,477

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$124	$387	$670	$1,477

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 36.2% of the average value of its portfolio.

30

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global
Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

31

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

32

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2010 Blended Index were 38.8% Russell 3000 Index, 13.7% MSCI-EAFE Index
NDTR D, and 47.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the
Principal LifeTime 2010 Blended Index will be 30.90% Russell 3000 Index, 10.10% MSCI-EAFE Index NDTR D, and
59.00% Barclays Capital Aggregate Bond Index.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	13.95%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-16.40%

33

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	Life of Fund
Class J Return Before Taxes	12.46%	2.37%	3.93%
Class J Return After Taxes on Distributions	11.73%	1.30%	3.15%
Class J Return After Taxes on Distribution and Sale of Fund Shares	8.21%	1.51%	3.01%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.65%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	4.41%
Principal LifeTime 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)	11.32%	3.87%	4.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Managers:
Principal Management Corporation
• James W. Fennessey (since 2007), Vice President
• Jeffrey R. Tyler (since 2011), Vice President
• Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
• Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

34

PRINCIPAL LIFETIME 2020 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010		Class J
Management Fees		0.03%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		0.07%
Acquired Fund Fees and Expenses		0.71%
	Total Annual Fund Operating Expenses	1.26%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$228	$400	$692	$1,523

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$128	$400	$692	$1,523

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 32.0% of the average value of its portfolio.

35

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global
Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

36

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

37

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2020 Blended Index were 49.0% Russell 3000 Index, 18.5% MSCI-EAFE Index
NDTR D, and 32.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the
Principal LifeTime 2020 Blended Index will be 49.00% Russell 3000 Index, 19.85% MSCI-EAFE Index NDTR D, and
31.15% Barclays Capital Aggregate Bond Index.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	15.88%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-18.47%

38

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	Life of Fund
Class J Return Before Taxes	13.33%	2.63%	4.26%
Class J Return After Taxes on Distributions	12.74%	1.69%	3.56%
Class J Return After Taxes on Distribution and Sale of Fund Shares	8.80%	1.83%	3.36%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.65%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	4.41%
Principal LifeTime 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)	12.40%	3.56%	3.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Managers:
Principal Management Corporation
• James W. Fennessey (since 2007), Vice President
• Jeffrey R. Tyler (since 2011), Vice President
• Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
• Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

39

PRINCIPAL LIFETIME 2030 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010		Class J
Management Fees		0.03%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		0.10%
Acquired Fund Fees and Expenses		0.73%
	Total Annual Fund Operating Expenses	1.31%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$233	$415	$718	$1,579

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$133	$415	$718	$1,579

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 32.1% of the average value of its portfolio.

40

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global
Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

41

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

42

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2030 Blended Index were 55.8% Russell 3000 Index, 21.7% MSCI-EAFE Index
NDTR D, and 22.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the
Principal LifeTime 2030 Blended Index will be 54.10% Russell 3000 Index, 22.75% MSCI-EAFE Index NDTR D, and
23.15% Barclays Capital Aggregate Bond Index.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	16.87%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-20.14%

43

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	Life of Fund
Class J Return Before Taxes	13.96%	2.51%	3.99%
Class J Return After Taxes on Distributions	13.49%	1.68%	3.38%
Class J Return After Taxes on Distribution and Sale of Fund Shares	9.22%	1.80%	3.19%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	4.41%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.65%
Principal LifeTime 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)	13.04%	3.18%	3.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Managers:
Principal Management Corporation
• James W. Fennessey (since 2007), Vice President
• Jeffrey R. Tyler (since 2011), Vice President
• Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
• Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

44

PRINCIPAL LIFETIME 2040 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010		Class J
Management Fees		0.03%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		0.15%
Acquired Fund Fees and Expenses		0.74%
	Total Annual Fund Operating Expenses	1.37%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$239	$434	$750	$1,646

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$139	$434	$750	$1,646

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 31.4% of the average value of its portfolio.

45

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global
Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

46

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

47

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2040 Blended Index were 60.6% Russell 3000 Index, 24.4% MSCI-EAFE Index
NDTR D, and 15.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the
Principal LifeTime 2040 Blended Index will be 58.60% Russell 3000 Index, 25.80% MSCI-EAFE Index NDTR D, and
15.60% Barclays Capital Aggregate Bond Index.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	17.35%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.38%

48

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	Life of Fund
Class J Return Before Taxes	14.20%	2.21%	3.83%
Class J Return After Taxes on Distributions	13.85%	1.46%	3.30%
Class J Return After Taxes on Distribution and Sale of Fund Shares	9.38%	1.59%	3.10%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	4.41%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.65%
Principal LifeTime 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)	13.48%	2.94%	3.46%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Managers:
Principal Management Corporation
• James W. Fennessey (since 2007), Vice President
• Jeffrey R. Tyler (since 2011), Vice President
• Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
• Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

49

PRINCIPAL LIFETIME 2050 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010		Class J
Management Fees		0.03%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		0.26%
Acquired Fund Fees and Expenses		0.76%
	Total Annual Fund Operating Expenses	1.50%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$253	$474	$818	$1,791

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$153	$474	$818	$1,791

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 30.1% of the average value of its portfolio.

50

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global
Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

51

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

52

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2050 Blended Index were 64.2% Russell 3000 Index, 25.8% MSCI-EAFE Index
NDTR D, and 10.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the
Principal LifeTime 2050 Blended Index will be 60.70% Russell 3000 Index, 29.50% MSCI-EAFE Index NDTR D, and
9.80% Barclays Capital Aggregate Bond Index.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	17.49%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.19%

53

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	Life of Fund
Class J Return Before Taxes	14.26%	2.00%	3.21%
Class J Return After Taxes on Distributions	13.99%	1.32%	2.74%
Class J Return After Taxes on Distribution and Sale of Fund Shares	9.41%	1.47%	2.60%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	4.41%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.65%
Principal LifeTime 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)	13.77%	2.94%	3.35%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Managers:
Principal Management Corporation
• James W. Fennessey (since 2007), Vice President
• Jeffrey R. Tyler (since 2011), Vice President
• Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
• Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

54

LARGECAP BLEND FUND II

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class J
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.36%
Fee Waiver	0.02%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.34%

Principal Management Corporation has contractually agreed to limit the Fund's Management Fees through the period ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.018% (expressed as a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$236	$428	$742	$1,633

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$136	$428	$742	$1,633

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36.2% of the average value of its portfolio.

55

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index
(as of the most recent calendar year end, this range was between approximately $1.6 billion and $364.1 billion)) at the time of purchase.

Employing a “blend” strategy, the Fund’s assets are invested in equity securities with both growth and/or value characteristics. The value orientation selection emphasizes buying equity securities that appear to be undervalued.
The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an actively managed portfolio of equity securities, but who prefer investing in larger, established companies.

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. Institutional Class shares were first sold on December 6, 2000.

56

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	16.64%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.04%

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class J Return Before Taxes	11.80%	2.13%	1.72%
Class J Return After Taxes on Distributions	11.74%	1.51%	1.22%
Class J Return After Taxes on Distribution and Sale of Fund Shares	7.75%	1.74%	1.39%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Manager:
Principal Management Corporation
• Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):
ClearBridge Advisors, LLC
• Scott Glasser (since 2009), Senior Portfolio Manager and Managing Director
• Michael Kagan (since 2009), Senior Portfolio Manager and Managing Director

T. Rowe Price Associates, Inc.
• Anna M. Dopkin (since 2007), Vice President
• Ann M. Holcomb (since 2009), Vice President

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

57

LARGECAP GROWTH FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010		Class J
Management Fees		0.63%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		0.25%
	Total Annual Fund Operating Expenses	1.33%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$235	$421	$729	$1,601

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$135	$421	$729	$1,601

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65.5% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth
Index (as of the most recent calendar year end, this range was between approximately $0.2 billion and $364.1 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

58

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund’s principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

59

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	15.54%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-26.04%

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class J Return Before Taxes	16.64%	2.36%	-1.18%
Class J Return After Taxes on Distributions	16.64%	2.27%	-1.24%
Class J Return After Taxes on Distribution and Sale of Fund Shares	10.81%	2.03%	-1.00%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Columbus Circle Investors
• Thomas J. Bisighini (since 2009), Managing Director/Co-Portfolio Manager
• Anthony Rizza (since 2005), Senior Managing Director/Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds – Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds – Tax Information” at page 154 of the
Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds – Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

60

LARGECAP GROWTH FUND I

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010		Class J
Management Fees		0.62%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		0.34%
	Total Annual Fund Operating Expenses	1.41%
Fee Waiver		0.02%
	Total Annual Fund Operating Expense after Fee Waiver	1.39%

Principal Management Corporation has contractually agreed to limit the Fund's Management Fees through the period ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.016% (expressed as a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

Management Fees have been restated to reflect current fees. Effective July 1, 2010, management fees were reduced.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$242	$444	$769	$1,689

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$142	$444	$769	$1,689

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49.8% of the average value of its portfolio.

61

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalization ranges similar to the companies in the Russell 1000®
Growth Index (as of the most recent calendar year end, this range was between approximately $0.2 billion and
$364.1 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund may also invest in securities of foreign companies.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on December 6, 2000.

62

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	19.53%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.81%

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class J Return Before Taxes	18.15%	3.77%	0.34%
Class J Return After Taxes on Distributions	18.15%	3.46%	0.10%
Class J Return After Taxes on Distribution and Sale of Fund Shares	11.80%	3.20%	0.24%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Manager:
Principal Management Corporation
• Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):
Brown Investment Advisory Incorporated
• Kenneth M. Stuzin (since 2009), Partner and U.S. Large-Cap Growth Equity Portfolio Manager

T. Rowe Price Associates, Inc.
• Robert W. Sharps, (since 2004), Vice President

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

63

LARGECAP GROWTH FUND II

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class J
Management Fees	0.93%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.65%
Fee Waiver	0.01%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.64%

Principal Management Corporation has contractually agreed to limit the Fund's Management Fees through the period ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$267	$519	$896	$1,954

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$167	$519	$896	$1,954

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70.8% of the average value of its portfolio.

64

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index
(as of the most recent calendar year end, the range was between approximately $0.2 billion and $364.1 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on December 6, 2000.

65

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	15.64%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.95%

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class J Return Before Taxes	11.70%	3.10%	-0.19%
Class J Return After Taxes on Distributions	11.55%	2.16%	-0.70%
Class J Return After Taxes on Distribution and Sale of Fund Shares	7.80%	2.33%	-0.33%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Manager:
Principal Management Corporation
• Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):
American Century Investment Management, Inc.
• Prescott LeGard (since 2000), Vice President and Portfolio Manager
• Gregory J. Woodhams (since 2000), Chief Investment Officer, U.S. Growth Equity - Large Cap, Senior Vice
President and Senior Portfolio Manager

Montag & Caldwell, LLC
• Ronald E. Canakaris (since 2009), Chairman and CIO
• Charles E. Markwalter (since 2009), Vice President
• Grover C. Maxwell III (since 2009), Executive Vice President

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

66

LARGECAP S&P 500 INDEX FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010		Class J
Management Fees		0.15%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		0.16%
	Total Annual Fund Operating Expenses	0.76%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$178	$243	$422	$942

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$78	$243	$422	$942

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 8.0% of its net assets in equity securities of companies that compose the S&P 500 Index at the time of purchase. The Index is designed to represent U.S equities with risk/return characteristics of the large cap universe. As of the most recent calendar year end, the market capitalization range of the Index was between approximately $1.6 billion and $364.1 billion. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund invests in index futures and options on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

NOTE:	“Standard & Poor’s 500” and “S&P 500® ” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

67

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches the index performance due to the fees and expenses of the fund.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

68

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	15.73%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.11%

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class J Return Before Taxes	13.25%	1.54%	0.49%
Class J Return After Taxes on Distributions	13.09%	1.29%	0.21%
Class J Return After Taxes on Distribution and Sale of Fund Shares	8.81%	1.30%	0.38%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Thomas L. Kruchten (since 2011), Research Analyst and Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

69

LARGECAP VALUE FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010		Class J
Management Fees		0.44%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		0.26%
	Total Annual Fund Operating Expenses	1.15%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$217	$365	$633	$1,398

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$117	$365	$633	$1,398

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 192.9% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index, which as of the most recent calendar year end ranged between approximately $0.2 billion and $364.1 billion) at the time of purchase. The Fund invests in value equity securities; the value orientation selection emphasizes buying equity securities that appear to be undervalued. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

70

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

71

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	15.71%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.97%

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class J Return Before Taxes	12.59%	-0.10%	1.46%
Class J Return After Taxes on Distributions	12.46%	-0.72%	1.01%
Class J Return After Taxes on Distribution and Sale of Fund Shares	8.36%	-0.07%	1.23%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	3.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Arild Holm (since 2007), Portfolio Manager
• Jeffrey A. Schwarte (since 2010), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

72

LARGECAP VALUE FUND III

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class J
Management Fees	0.77%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.45%
Fee Waiver	0.01%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.44%

Principal Management Corporation has contractually agreed to limit the Fund's Management Fees through the period ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.012% (expressed as a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$247	$457	$791	$1,734

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$147	$457	$791	$1,734

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80.6% of the average value of its portfolio.

73

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in companies with large market capitalizations similar to companies in the Russell 1000 Value Index (approximately $0.2 billion to $364.1 billion as of the most recent calendar year end) at the time of purchase. The Fund invests in value equity securities; the value orientation selection emphasizes buying equity securities that appear to be undervalued.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on December 6, 2000.

74

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	15.83%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.68%

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class J Return Before Taxes	11.25%	-1.97%	1.86%
Class J Return After Taxes on Distributions	11.10%	-2.48%	1.47%
Class J Return After Taxes on Distribution and Sale of Fund Shares	7.52%	-1.59%	1.63%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	3.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Manager:
Principal Management Corporation
• Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):
AllianceBernstein L.P.
• Christopher W. Marx (since 2006), Senior Portfolio Manager – Value Equities
• Joseph Gerard Paul (since 2009), Chief Investment Officer - US Large Cap Value Equities and North American
Value Equities; Global Head - Diversified Value Services
• John D. Phillips, Jr. (since 2002), Senior Portfolio Manager – Value Equities
• Greg Powell (since 2010), Director of Research - US Large Cap Value Equities

Westwood Management Corp.
• Susan M. Byrne (since 2008), Chairman and Chief Investment Officer
• Lisa Dong (since 2010), Vice President and Research Analyst
• Mark R. Freeman (since 2008), Senior Vice President and Portfolio Manager
• Scott D. Lawson (since 2008), Vice President and Senior Research Analyst
• Jay K. Singhania (since 2008), Vice President and Research Analyst

75

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

76

REAL ESTATE SECURITIES FUND

Objective:	The Fund seeks to generate a total return.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010		Class J
Management Fees		0.83%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		0.23%
	Total Annual Fund Operating Expenses	1.51%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$254	$477	$824	$1,802

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$154	$477	$824	$1,802

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. For this Fund's investment policies, a real estate company has at least
50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The
Fund will invest in equity securities of small, medium, and large capitalization companies.

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.

77

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry.

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Principal Risks
The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's poor performance.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

78

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	33.02%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-33.92%

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class J Return Before Taxes	23.68%	3.33%	10.94%
Class J Return After Taxes on Distributions	22.95%	1.74%	9.51%
Class J Return After Taxes on Distribution and Sale of Fund Shares	15.35%	2.53%	9.24%
MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)	28.48%	2.99%	10.57%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management
Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Real Estate Investors, LLC
• Matt Richmond (since 2010), Portfolio Manager
• Kelly D. Rush (since 2000), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

79

MIDCAP BLEND FUND

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010		Class J
Management Fees		0.64%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		0.20%
	Total Annual Fund Operating Expenses	1.29%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$231	$409	$708	$1,556

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$131	$409	$708	$1,556

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.7% of the average value of its portfolio.

80

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Index
(as of the most recent calendar year end, this range was between approximately $0.2 billion and $21.8 billion) at the time of purchase.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of equity securities with these characteristics. The value orientation selection emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

81

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	17.67%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-23.95%

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class J Return Before Taxes	22.02%	5.72%	6.63%
Class J Return After Taxes on Distributions	21.15%	4.71%	5.92%
Class J Return After Taxes on Distribution and Sale of Fund Shares	15.44%	4.77%	5.71%
Russell Midcap Index (reflects no deduction for fees, expenses, or taxes	25.48%	4.66%	6.54%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• K. William Nolin (since 2000), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

82

MIDCAP GROWTH FUND

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010		Class J
Management Fees		0.65%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		0.32%
	Total Annual Fund Operating Expenses	1.42%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$245	$449	$776	$1,702

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$145	$449	$776	$1,702

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 214.7% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth
Index (as of the most recent calendar year end, this range was between approximately $0.2 billion and $21.8 billion))
at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The
Fund may actively trade portfolio securities in an attempt to achieve its investment objective and invest its assets in securities of foreign issuers, including those in emerging market countries.

83

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

84

Highest return for a quarter during the period of the bar chart above:	Q4 ‘01	35.48%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘01	-36.65%

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class J Return Before Taxes	27.70%	4.21%	-1.38%
Class J Return After Taxes on Distributions	27.70%	3.97%	-1.49%
Class J Return After Taxes on Distribution and Sale of Fund Shares	18.00%	3.61%	-1.17%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	26.38%	4.88%	3.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Columbus Circle Investors
•	Clifford G. Fox (since 2005), Senior Managing Director/Portfolio Manager
•	Michael Iacono (since 2008), Managing Director/Co-Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

85

MIDCAP GROWTH FUND III

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010		Class J
Management Fees		0.97%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		0.32%
	Total Annual Fund Operating Expenses	1.74%
Fee Waiver		0.02%
	Total Annual Fund Operating Expenses After Fee Waiver	1.72%

Principal Management Corporation has contractually agreed to limit the Fund's Management Fees through the period ending February 29, 2012. The expense limit will reduce the Fund's Management Fees by 0.022% (expressed as a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$275	$546	$942	$2,050

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$175	$546	$942	$2,050

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98.1% of the average value of its portfolio.

86

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth
Index (as of the most recent calendar year end, this range was between approximately $0.2 billion and $21.8 billion))
at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

87

Highest return for a quarter during the period of the bar chart above:	Q4 ‘01	24.74%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘01	-31.53%

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class J Return Before Taxes	25.52%	4.09%	0.77%
Class J Return After Taxes on Distributions	25.52%	3.78%	0.61%
Class J Return After Taxes on Distribution and Sale of Fund Shares	16.59%	3.52%	0.66%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	26.38%	4.88%	3.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Manager:
Principal Management Corporation
• Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):
Jacobs Levy Equity Management, Inc.
• Bruce I. Jacobs (since 2008), President
• Kenneth N. Levy (since 2008), Vice President

Mellon Capital Management Corporation
• Ronald P. Gala (since 2009), Director, Senior Portfolio Manager, Active Equity Strategies
• Adam T. Logan (since 2005), Vice President, Senior Portfolio Manager, Active Equity Strategies

Turner Investment Partners, Inc.
• Christopher K. McHugh (since 2000), Vice Chairman/Senior Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

88

MIDCAP S&P 400 INDEX FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010		Class J
Management Fees		0.15%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		0.29%
Acquired Fund Fees and Expenses		0.02%
	Total Annual Fund Operating Expenses	0.91%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$193	$290	$504	$1,120

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$93	$290	$504	$1,120

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.5% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the Standard & Poor’s (“S&P”) MidCap 400 Index at the time of purchase. The Index is designed to represent U.S equities with risk/return characteristics of the mid cap universe. As of the most recent calendar year end, the market capitalization range of the Index was between approximately $0.2 billion and $9.2 billion. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund invests in index futures and options and exchange-traded funds (“ETFs”) on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

89

NOTE: ”Standard & Poor’s MidCap 400” and “S&P MidCap 400” are trademarks of The McGraw-Hill Companies,
Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by
Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches the index performance due to the fees and expenses of the fund.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

90

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	19.64%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-25.79%

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class J Return Before Taxes	24.56%	4.84%	6.00%
Class J Return After Taxes on Distributions	24.30%	4.14%	5.47%
Class J Return After Taxes on Distribution and Sale of Fund Shares	16.31%	4.00%	5.12%
S&P 400 Midcap Stock Index (reflects no deduction for fees, expenses, or taxes)	26.64%	5.74%	7.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Thomas L. Kruchten (since 2011), Research Analyst and Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

91

MIDCAP VALUE FUND I

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class J
Management Fees	0.98%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.73%
Fee Waiver and Expense Reimbursement	0.02%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.71%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class J shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.73%. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

Principal Management Corporation has contractually agreed to limit the Fund's Management Fees through the period ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$274	$543	$936	$2,039

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$174	$543	$936	$2,039

92

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of equity securities of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of the most recent calendar year end, the range was between approximately
$0.2 billion and $17.2 billion)) at the time of purchase. The Fund invests in value equity securities; the value orientation selection emphasizes buying equity securities that appear to be undervalued. The Fund will also invest in real estate investment trusts

Principal Management Corporation also invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

93

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 2, 2009. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on December 29, 2003.

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	22.22%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-23.86%

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	Life of Fund
Class J Return Before Taxes	22.46%	4.17%	7.97%
Class J Return After Taxes on Distributions	22.35%	3.44%	7.07%
Class J Return After Taxes on Distribution and Sale of Fund Shares	14.74%	3.43%	6.70%
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	24.75%	4.08%	7.90%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

94

Management

Investment Advisor and Portfolio Manager:
Principal Management Corporation
• Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):
Goldman Sachs Asset Management, L.P.
• Dolores Bamford (since 2003), Managing Director
• Andrew Braun (since 2003), Managing Director, Co-CIO
• Sean Gallagher (since 2003), Managing Director, Co-CIO

Los Angeles Capital Management and Equity Research, Inc.
• David R. Borger (since 2005), Director of Research
• Christine M. Kugler (since 2005), Director of Implementation
• Stuart K. Matsuda (since 2005), Director of Trading
• Hal W. Reynolds (since 2005), Chief Investment Officer
• Thomas D. Stevens (since 2005), Chairman and President

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

95

MIDCAP VALUE FUND III

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010		Class J
Management Fees		0.65%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		0.21%
	Total Annual Fund Operating Expenses	1.31%
Fee Waiver		0.01%
	Total Annual Fund Operating Expenses after Fee Waiver	1.30%

Principal Management Corporation has contractually agreed to limit the Fund's Management Fees through the period ending February 29, 2012. The expense limit will reduce the Fund's Management Fees by 0.014% (expressed as a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$232	$414	$717	$1,578

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$132	$414	$717	$1,578

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92.4% of the average value of its portfolio.

96

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Value
Index (as of the most recent calendar year end, this range was between approximately $0.2 billion and $17.2 billion))
at the time of purchase. The Fund invests in value equity securities; the value orientation selection emphasizes buying equity securities that appear to be undervalued. The Fund may invest in real estate investment trusts.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

97

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	19.08%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.57%

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class J Return Before Taxes	18.89%	2.40%	5.64%
Class J Return After Taxes on Distributions	18.70%	1.76%	4.64%
Class J Return After Taxes on Distribution and Sale of Fund Shares	12.54%	1.99%	4.56%
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	24.75%	4.08%	8.07%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Manager:
Principal Management Corporation
• Mariateresa Monaco (since 2010), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Jeffrey A. Schwarte (since 2005), Portfolio Manager

Barrow, Hanley, Mewhinney & Strauss, LLC
• James P. Barrow (since 2005), Portfolio Manager, Executive Director
• Mark Giambrone (since 2005), Portfolio Manager, Managing Director

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

98

SMALLCAP BLEND FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010		Class J
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		0.32%
Acquired Fund Fees and Expenses		0.05%
	Total Annual Fund Operating Expenses	1.57%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$260	$496	$855	$1,867

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$160	$496	$855	$1,867

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65.2% of the average value of its portfolio.

99

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $5.2 billion)) at the time of purchase.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of equity securities with these characteristics. The value orientation selection emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

100

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	19.68%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-26.27%

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class J Return Before Taxes	22.48%	1.72%	5.45%
Class J Return After Taxes on Distributions	22.48%	1.12%	4.94%
Class J Return After Taxes on Distribution and Sale of Fund Shares	14.61%	1.42%	4.72%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	26.85%	4.47%	6.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Thomas Morabito (since 2006), Portfolio Manager
• Phil Nordhus (since 2006), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

101

SMALLCAP GROWTH FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010		Class J
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		0.29%
	Total Annual Fund Operating Expenses	1.49%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$252	$471	$813	$1,779

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$152	$471	$813	$1,779

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index
(as of the most recent calendar year end, the range was between approximately $0.02 billion and $5.2 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

102

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

103

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

Highest return for a quarter during the period of the bar chart above:	Q4 ‘01	33.36%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘01	-33.20%

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class J Return Before Taxes	21.86%	1.33%	1.16%
Class J Return After Taxes on Distributions	21.86%	1.01%	0.64%
Class J Return After Taxes on Distribution and Sale of Fund Shares	14.21%	1.17%	0.86%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	29.09%	5.30%	3.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Thomas Morabito (since 2009), Portfolio Manager
• Phil Nordhus (since 2009), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

104

SMALLCAP GROWTH FUND I

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010		Class J
Management Fees		1.10%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		0.52%
	Total Annual Fund Operating Expenses	2.07%
Fee Waiver		0.02%
	Total Annual Fund Operating Expenses After Fee Waiver	2.05%

Principal Management Corporation has contractually agreed to limit the Fund's Management Fees through the period ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.022% (expressed as a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$308	$646	$1,111	$2,398

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$208	$646	$1,111	$2,398

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 125.2% of the average value of its portfolio.

105

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $3.0 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of the most recent calendar year end, the range was between approximately $0.02 billion and $5.2 billion)) at the time of purchase. The
Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on December 6, 2000.

106

Highest return for a quarter during the period of the bar chart above:	Q4 ‘01	27.02%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-29.28%

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class J Return Before Taxes	33.75%	5.11%	1.12%
Class J Return After Taxes on Distributions	33.75%	4.60%	0.87%
Class J Return After Taxes on Distribution and Sale of Fund Shares	21.93%	4.28%	0.90%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	29.09%	5.30%	3.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Manager:
Principal Management Corporation
• Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):
AllianceBernstein L.P.
• Bruce K. Aronow (since 2003), US Small/SMID Cap Growth Team Leader and Portfolio Analyst/Manager
• N. Kumar Kirpalani (since 2003), Portfolio analyst/Manager--US Small/SMID Cap Growth
• Samantha S. Lau (since 2003), Portfolio Analyst/Manager--US Small/SMID Cap Growth
• Wen-Tse Tseng (since 2008), Portfolio Analyst/Manager--US Small/SMID Cap Growth

Brown Investment Advisory Incorporated
• Christopher A. Berrier (since 2010), Co-Portfolio Manager, US Small-Cap Growth
• Timothy W. Hathaway (since 2010), Co-Portfolio Manager, US Small-Cap Growth

Columbus Circle Investors
• Clifford G. Fox (since 2009), Senior Managing Director/Portfolio Manager
• Katerina Wasserman (since 2010), Senior Vice President, Co-Portfolio Manager

107

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

108

SMALLCAP GROWTH FUND II

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class J
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.89%
Fee Waiver and Expense Reimbursement	0.31%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.58%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class J shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.58%. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

Principal Management Corporation has contractually agreed to limit the Fund's Management Fees through the period ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$261	$559	$988	$2,182

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$161	$559	$988	$2,182

109

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or
2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $5.2 billion)) at the time of purchase. The
Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on December 6, 2000.

110

Highest return for a quarter during the period of the bar chart above:	Q4 ‘01	29.53%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘01	-31.26%

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class J Return Before Taxes	26.42%	1.56%	0.63%
Class J Return After Taxes on Distributions	26.42%	1.09%	0.26%
Class J Return After Taxes on Distribution and Sale of Fund Shares	17.18%	1.31%	0.51%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	29.09%	5.30%	3.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Manager:
Principal Management Corporation
• Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):
Emerald Advisers, Inc.
• Joseph W. Garner (since 2005), Portfolio Manager and Director of Research
• Kenneth G. Mertz II (since 1992), Portfolio Manager, Chief Investment Officer, and President
• Peter J. Niedland (since 2009), Portfolio Manager
• Stacey L. Sears (since 2002), Portfolio Manager and Senior Vice President

Essex Investment Management Company, LLC
• Nancy B. Prial (since 2006), Portfolio Manager and Senior Principal

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

111

SMALLCAP S&P 600 INDEX FUND

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010		Class J
Management Fees		0.15%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		0.28%
	Total Annual Fund Operating Expenses	0.88%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$190	$281	$488	$1,084

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$90	$281	$488	$1,084

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the Standard & Poor’s (“S&P”) SmallCap 600 Index at the time of purchase. The Index is designed to represent U.S equities with risk/return characteristics of the small cap universe. As of the most recent calendar year end, the market capitalization range of the Index was between approximately $0.1 billion and $3.2 billion. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund invests in index futures and options and exchange-traded funds (“ETFs”) on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

112

NOTE: “Standard & Poor’s SmallCap 600” and “S&P SmallCap 600” are trademarks of The McGraw-Hill
Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches the index performance due to the fees and expenses of the fund.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

113

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	20.73%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-25.38%

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class J Return Before Taxes	24.16%	3.78%	6.57%
Class J Return After Taxes on Distributions	24.07%	2.93%	5.98%
Class J Return After Taxes on Distribution and Sale of Fund Shares	15.82%	3.04%	5.60%
S&P Smallcap 600 Stock Index (reflects no deduction for fees, expenses, or taxes)	26.31%	4.64%	7.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Thomas L. Kruchten (since 2011), Research Analyst and Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

114

SMALLCAP VALUE FUND

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010		Class J
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		0.27%
Acquired Fund Fees and Expenses		0.10%
	Total Annual Fund Operating Expenses	1.57%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$260	$496	$855	$1,867

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$160	$496	$855	$1,867

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77.9% of the average value of its portfolio.

115

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index
(as of the most recent calendar year end, this range was between approximately $0.02 billion and $4.1 billion)) at the time of purchase. The Fund invests in value equity securities; the value orientation selection emphasizes buying equity securities that appear to be undervalued. The Fund will also invest in real estate investment trusts.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

116

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	22.94%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.16%

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class J Return Before Taxes	19.74%	0.79%	7.22%
Class J Return After Taxes on Distributions	19.67%	0.18%	6.20%
Class J Return After Taxes on Distribution and Sale of Fund Shares	12.93%	0.51%	5.89%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	24.50%	3.52%	8.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Thomas Morabito (since 2000), Portfolio Manager

For Important Information About:

• purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
• taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
• financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

117

SMALLCAP VALUE FUND II

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class J
Management Fees	0.99%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.61%
Acquired Fund Fees and Expenses	0.18%
Total Annual Fund Operating Expenses	2.23%
Fee Waiver and Expense Reimbursement	0.12%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.11%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class J shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses
(expressed as a percent of average net assets on an annualized basis) not to exceed 1.926%. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

Principal has contractually agreed to limit the Fund's Management Fees through the period ending February 29,
2012. The fee waiver will reduce the Fund's Management Fees by 0.024% (expressed as a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of the parties (Principal
Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$314	$684	$1,182	$2,554

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$214	$684	$1,182	$2,554

118

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54.5% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value
Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $4.1 billion))
or in securities with market capitalizations of $3.5 billion or less at the time of purchase. The Fund invests in value equity securities; the value orientation selection emphasizes buying equity securities that appear to be undervalued.
The Fund will also invest in real estate investment trusts.

Principal Management Corporation also invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

119

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 2, 2009. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on June 1, 2004.

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	23.57%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-27.22%

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	Life of Fund
Class J Return Before Taxes	25.39%	2.21%	5.14%
Class J Return After Taxes on Distributions	25.39%	0.82%	3.83%
Class J Return After Taxes on Distribution and Sale of Fund Shares	16.50%	1.46%	3.99%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	24.50%	3.52%	6.06%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

120

Management

Investment Advisor and Portfolio Manager:
Principal Management Corporation
• Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):
Dimensional Fund Advisors LP
• Stephen A. Clark (since 2008), Senior Portfolio Manager, Vice President, and chairman of the Investment
Committee

Los Angeles Capital Management and Equity Research, Inc.
• David R. Borger (since 2009), Director of Research
• Christine M. Kugler (since 2009), Director of Implementation
• Stuart K. Matsuda (since 2009), Director of Trading
• Hal W. Reynolds (since 2009), Chief Investment Officer
• Thomas D. Stevens (since 2009), Chairman and President

Vaughan Nelson Investment Management, LP
• Chris Wallis (since 2005), Senior Portfolio Manager
• Scott Weber (since 2005), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

121

DIVERSIFIED INTERNATIONAL FUND

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010		Class J
Management Fees		0.88%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		0.25%
	Total Annual Fund Operating Expenses	1.58%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$261	$499	$860	$1,878

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$161	$499	$860	$1,878

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105.9% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of companies domiciled in any of the nations of the world, including those in countries with emerging markets, which are:
• companies with their principal place of business or principal office outside the U.S. or
• companies for which the principal securities trading market is outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in at least 30 countries. Primary consideration is given to securities of corporations of developed areas, such as Western Europe, Canada, and Australasia; however, the Fund may also invest in emerging market securities. The Fund will invest in equity securities of small, medium, and large capitalization companies. The Fund may actively trade securities in an attempt to achieve its investment objective.

122

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S.
currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 shares. The R-3
Class shares were first sold on December 6, 2000.

123

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	21.23%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08	-24.16%

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class J Return Before Taxes	11.64%	2.17%	3.02%
Class J Return After Taxes on Distributions	11.73%	1.43%	2.53%
Class J Return After Taxes on Distribution and Sale of Fund Shares	8.01%	2.03%	2.67%
MSCI ACWI Ex-US Index (reflects no deduction for fees, expenses, or taxes)	11.15%	4.82%	5.54%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Paul H. Blankenhagen (since 2003), Portfolio Manager
• Juliet Cohn (since 2004), Managing Director - Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

124

INTERNATIONAL EMERGING MARKETS FUND

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010		Class J
Management Fees		1.18%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		0.27%
	Total Annual Fund Operating Expenses	1.90%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$293	$597	$1,026	$2,222

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$193	$597	$1,026	$2,222

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102.1% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of foreign companies, which are:
•	companies with their principal place of business or principal office in emerging market countries or
•	companies for which their principal securities trading market is an emerging market country.

For this Fund, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the world except the United States, Canada, Japan, and Australasia, and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. The Fund will invest in equity securities of small, medium, and large capitalization companies. The Fund may actively trade securities in an attempt to achieve its investment objective.

125

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

126

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	28.91%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-29.16%

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class J Return Before Taxes	17.03%	11.48%	14.76%
Class J Return After Taxes on Distributions	17.26%	10.19%	13.67%
Class J Return After Taxes on Distribution and Sale of Fund Shares	11.34%	9.54%	12.85%
MSCI-Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or taxes)	18.88%	12.78%	15.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Michael Ade (since 2007), Portfolio Manager
• Mihail Dobrinov (since 2007), Portfolio Manager
• Michael L. Reynal (since 2001), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

127

INTERNATIONAL GROWTH FUND

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010		Class J
Management Fees		0.98%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		0.29%
	Total Annual Fund Operating Expenses	1.72%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$275	$542	$933	$2,030

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$175	$542	$933	$2,030

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 153.8% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of companies domiciled in any developed nations of the world. Foreign companies are:
• companies with their principal place of business or principal offices outside the U.S. or
• companies for which the principal securities trading market is outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in at least 20 countries. Primary consideration is given to securities of corporations of developed areas such as Western Europe, Canada and Australasia and generally excludes emerging markets.

128

The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund will invest in equity securities of small, medium, and large capitalization companies. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

Principal Risks
The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S.
who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on December 6, 2000.

129

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	18.05%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08	-25.91%

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class J Return Before Taxes	9.99%	-0.26%	2.67%
Class J Return After Taxes on Distributions	10.15%	-0.92%	1.92%
Class J Return After Taxes on Distribution and Sale of Fund Shares	7.00%	-0.11%	2.20%
MSCI World Ex-US Growth Index (reflects no deduction for fees, expenses, or taxes)	13.06%	3.99%	3.08%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Mark R. Nebelung (since 2010), Portfolio Manager
• John Pihlblad (since 2005), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

130

BOND & MORTGAGE SECURITIES FUND

Objective:	The Fund seeks to provide current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010		Class J
Management Fees		0.52%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		0.18%
	Total Annual Fund Operating Expenses	1.15%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$217	$365	$633	$1,398

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$117	$365	$633	$1,398

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 357.4% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in intermediate maturity fixed-income or debt securities rated BBB- or higher by Standard & Poor's Rating Service ("S&P") or Baa3 or higher by Moody's
Investors Service, Inc. ("Moody's") at the time of purchase, including securities issued or guaranteed by the U.S.
government or its agencies or instrumentalities; asset-backed securities or mortgage-backed securities representing an interest in a pool of mortgage loans or other assets; debt securities and taxable municipal bonds; and debt securities issued or guaranteed by foreign governments payable in U.S. dollars. The Fund may also invest in foreign securities, and up to 20% of its assets in non-investment grade securities ("junk bonds) which are securities rated
BB+ or lower by S&P or Ba1 or lower by Moody's at the time of purchase. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±15% or ±0.75 year (whichever is greater) of the duration of the
Barclays Capital Aggregate Bond Index, which as of December 31, 2010 was 4.8 years.

131

The Fund may actively trade securities to achieve its investment objective, enter into dollar roll transactions which may involve leverage, and utilize derivative strategies including certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

During the fiscal year ended October 31, 2010, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

52.11% in securities rated Aaa	6.88% in securities rated Ba	0.04% in securities rated C
6.10% in securities rated Aa	5.59% in securities rated B	0.03% in securities rated D
9.97% in securities rated A	1.87% in securities rated Caa	1.38% in securities not rated
15.87% in securities rated Baa	0.16% in securities rated Ca

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the Fund’s net asset value, or diminish the Fund’s performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

132

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	8.98%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-6.25%

133

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class J Return Before Taxes	9.75%	3.65%	4.20%
Class J Return After Taxes on Distributions	8.53%	2.15%	2.75%
Class J Return After Taxes on Distribution and Sale of Fund Shares	6.31%	2.22%	2.72%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• William C. Armstrong (since 2000), Portfolio Manager
• Timothy R. Warrick (since 2000), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

134

GOVERNMENT & HIGH QUALITY BOND FUND

Objective: The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class J
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.20%
Expense Reimbursement	0.20%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.00%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class J shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012.
The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.00%. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$202	$358	$637	$1,434

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$102	$358	$637	$1,434

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51.2% of the average value of its portfolio.

135

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in securities issued by the U.S.
government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by
Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements. Under normal circumstances, the Fund maintains an average portfolio duration between one and 4.5 years.

The Fund may also invest in mortgage-backed securities that are not issued by the U.S. government, its agencies or instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements.

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

136

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 4, 1984. On March 1, 2004, the investment policies of the predecessor fund were modified. As a result, the Fund’s performance for periods prior to that date may not be representative of the performance it would have achieve had its current investment policies been in place. The Class J shares were first sold on December 15,
2008.

Effective September 30, 2010, the benchmark changed. The Investment Advisor and Sub-Advisor believe the
Barclays Capital MBS Fixed Rate Index is a better representation of the investment universe for this Fund’s investment philosophy than the Citigroup Mortgage Index.

Highest return for a quarter during the period of the bar chart above:	Q3 ‘01	4.10%
Lowest return for a quarter during the period of the bar chart above:	Q2 ‘04	-1.25%

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class J Return Before Taxes	4.71%	5.34%	4.92%
Class J Return After Taxes on Distributions	3.31%	3.75%	3.21%
Class J Return After Taxes on Distribution and Sale of Fund Shares	3.05%	3.63%	3.18%
Barclays Capital MBS Fixed Rate Index (reflects no deduction for fees, expenses, or taxes)	5.50%	6.38%	5.91%
Citigroup Mortgage Index (reflects no deduction for fees, expenses, or taxes)	5.50%	6.37%	5.94%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

137

Management
Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• John R. Friedl (since 2010), Portfolio Manager
• Ryan P. McCann (since 2010), Portfolio Manager
• Scott J. Peterson (since 2010), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

138

INCOME FUND

Objective: The Fund seeks to provide a high level of current income consistent with preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class J
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.80%
Total Annual Fund Operating Expenses	1.75%
Expense Reimbursement	0.65%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.10%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class J shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012.
The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.10%. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$212	$477	$878	$1,999

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$112	$477	$878	$1,999

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.1% of the average value of its portfolio.

139

Principal Investment Strategies
The Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S.
government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in below investment-grade fixed-income securities (sometimes called "junk bonds") (rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by Moody's). Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Barclays Capital Aggregate Bond Index, which as of December 31, 2010 was 4.8 years. The Fund may also invest in foreign securities and real estate investment trust
("REIT") securities.

During the fiscal year ended October 31, 2010, the average rating of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all rating are by Moody’s):

27.16% in securities rated Aaa	34.13% in securities rated Baa	3.45% in securities rated Caa
1.94% in securities rated Aa	4.98% in securities rated Ba	0.00% in securities rated Ca
18.09% in securities rated A	8.04% in securities rated B	0.01% in securities rated C
2.20% in securities not rated

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities, and real estate investment trust securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

140

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on September 30, 2009. The returns for periods prior to that date are based on the performance of Class A shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of Class A shares. The Fund commenced operations after succeeding to the operations of another fund on January 12,2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on
December 15, 1975.

Effective June 30, 2010, the benchmark changed. The Investment Advisor and Sub-Advisor believe the Barclays
Capital Aggregate Bond Index is a better representation of the investment universe for this Fund’s investment philosophy than the Citigroup Broad Investment Grade Bond Index.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	10.21%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08	-4.79%

141

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class J Return Before Taxes	6.78%	6.39%	6.30%
Class J Return After Taxes on Distributions	4.82%	4.33%	4.12%
Class J Return After Taxes on Distribution and Sale of Fund Shares	4.38%	4.23%	4.07%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
Citigroup Broad Investment-Grade Bond Index (reflects no deduction for fees, expenses, or	6.30%	5.98%	5.96%
taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• John R. Friedl (since 2005), Portfolio Manager
• Ryan P. McCann (since 2010), Portfolio Manager
• Scott J. Peterson (since 2010), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

142

INFLATION PROTECTION FUND

Objective:	The Fund seeks to provide current income and real (after inflation) total returns.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class J
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.33%
Expense Reimbursement	0.18%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.15%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class J shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012
The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.15%. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$217	$401	$709	$1,583

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$117	$401	$709	$1,583

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85.3% of the average value of its portfolio.

143

Principal Investment Strategies
The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S.
governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index. The Fund may also invest in foreign securities, U.S. Treasuries and agency securities.

To further its investment objective, the Fund may utilize derivative strategies, including certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

Principal Risks
The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

144

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

Life of Fund results are measured from the date the Class J shares were first sold (December 29, 2004).

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	3.92%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-10.49%

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	Life of Fund
Class J Return Before Taxes	5.44%	-0.58%	-0.05%
Class J Return After Taxes on Distributions	4.96%	-1.85%	-1.40%
Class J Return After Taxes on Distribution and Sale of Fund Shares	3.53%	-1.19%	-0.79%
Barclays Capital US Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)	6.31%	5.33%	5.00%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

145

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
BlackRock Financial Management, Inc.
• Martin Hegarty (since 2010), Managing Director
• Stuart Spodek (since 2008), Managing Director
• Brian Weinstein (since 2008), Managing Director

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

146

SHORT-TERM INCOME FUND

Objective: The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class J
Management Fees	0.43%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	1.25%
Expense Reimbursement	0.18%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.07%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class J shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012.
The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.07%. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$209	$376	$666	$1,493

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$109	$376	$666	$1,493

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54.7% of the average value of its portfolio.

147

Principal Investment Strategies
The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by Standard & Poor's Rating Service or Baa3 or higher by Moody's Investors
Service, Inc. or, if unrated, in the opinion of the Sub-Advisor of comparable quality. Under normal circumstances, the
Fund maintains an effective maturity of five years or less and an average portfolio duration that is within ±20% of the duration of the Barclays Capital Credit 1-3 year Index which as of December 31, 2010 was 1.9 years. The Fund's investments may also include corporate securities, U.S. and foreign government securities, repurchase agreements, mortgage-backed and asset-backed securities, and real estate investment trust securities.

The Fund may invest in securities denominated in foreign currencies and in securities of foreign issuers. The Fund may utilize derivative strategies including certain financial futures contracts and interest rate swaps, for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

148

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on November 1, 1993. The performance of Class J shares, for periods prior to the date Class J shares were first sold is based upon the performance of Class A shares adjusted to reflect the fees and expenses of Class J shares. Class J shares were first sold on July 12, 2010.

Effective September 30, 2010, the benchmark changed. The Investment Advisor and Sub-Advisor believe the
Barclays Capital Credit 1-3 Years Index is a better representation of the investment universe for this Fund’s investment philosophy than the Citigroup Broad Investment-Grade Credit 1-3 Years Index. Class J shares were first sold on July 12, 2010.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	3.92%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-1.90%

149

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class J Return Before Taxes	3.18%	4.19%	4.15%
Class J Return After Taxes on Distributions	2.25%	2.91%	2.71%
Class J Return After Taxes on Distribution and Sale of Fund Shares	2.06%	2.82%	2.68%
Barclays Capital Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)	4.15%	5.27%	5.09%
Citigroup Broad Investment-Grade Credit 1-3 Years Index (reflects no deduction for fees,	3.95%	5.12%	5.10%
expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• John R. Friedl (since 2010), Portfolio Manager
• Ryan P. McCann (since 2010), Portfolio Manager
• Scott J. Peterson (since 2010), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

150

MONEY MARKET FUND

Objective: The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010		Class J
Management Fees		0.38%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.02%
Acquired Fund Fees and Expenses		0.01%
	Total Annual Fund Operating Expenses	0.66%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$167	$211	$368	$822

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$67	$211	$368	$822

Principal Investment Strategies
The Fund invests its assets in a portfolio of high quality, short-term money market instruments issued by banks, corporations (U.S. and non-U.S.), municipalities and the U.S. government. Such instruments include certificates of deposit, bankers acceptances, commercial paper, treasury bills, and bonds. The Fund maintains a dollar weighted average portfolio maturity of 60 days or less. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940. As with all mutual funds, the value of the Fund’s assets may rise or fall.

151

Principal Risks
The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much risk to principal.

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

152

Highest return for a quarter during the period of the bar chart above:	Q1 ‘01	1.18%
Lowest return for a quarter during the period of the bar chart above:	Q2 ‘04	0.00%

Average Annual Total Returns

For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class J Return Before Taxes	-1.00%	2.13%	1.67%
Barclays Capital U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees,	0.15%	2.50%	2.42%
expenses, or taxes)

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Tracy Reeg (since 2004), Portfolio Manager
• Alice Robertson (since 2000), Trader and Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and
Sale of Fund Shares” at page 154 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 154 of the Prospectus;
and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 154 of the Prospectus.

153

CERTAIN INFORMATION COMMON TO ALL FUNDS

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total
$1,200 annually if the initial $1,000 minimum has not been met.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 55904, Boston, MA 02205; calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

Each Fund's investment objective is described in the summary section for each Fund. The summary section also describes each Fund's principal investment strategies, including the types of securities in which the Fund invests, and the principal risks of investing in the Fund. The principal investment strategies are not the only investment strategies available to the Funds, but they are the ones the Funds primarily use to achieve their investment objectives.

The Board of Directors may change a Fund's objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you.
There is no guarantee that a Fund will meet its objective.

The investment strategies identified in this section provide specific information about the Funds, but there are some general principles the Advisor and/or the sub-advisors apply in making investment decisions. When making decisions about whether to buy or sell equity securities, the Advisor and/or the sub-advisors may consider, among other things, a company's strength in fundamentals, its potential for earnings growth over time, its ability to navigate certain macroeconomic environments, and the current price of its securities relative to their perceived worth and relative to others in its industry. When making decisions about whether to buy or sell fixed-income investments, the Advisor and/or the sub-advisors may consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates, the macroeconomic backdrop, the balance between supply and demand for certain asset class, other general market conditions, and the credit quality of individual issuers.

Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. It is possible to lose money by investing in the Funds.

Each Fund is subject to Underlying Fund Risk to the extent that a fund of funds invests in the Fund.

154

The following table lists the Funds and identifies whether the strategies and risks discussed in this section (listed in alphabetical order) are principal, non-principal, or not applicable to each Fund. The risks described below for the
Funds that operate as fund of funds - Principal LifeTime Funds and the Strategic Asset Management ("SAM")
Portfolios - are risks at the fund of funds level. These Funds are also subject to the risks of the underlying funds in which they invest. The Statement of Additional Information ("SAI") contains additional information about investment strategies and their related risks.

	BOND &		GOVERNMENT &			INTERNATIONAL
INVESTMENT STRATEGIES	MORTGAGE	DIVERSIFIED	HIGH QUALITY		INFLATION	EMERGING
AND RISKS	SECURITIES	INTERNATIONAL	BOND	INCOME	PROTECTION	MARKETS
Bank Loans (also known as	Non-Principal	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Senior Floating Rate Interests)
Convertible Securities	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Not Applicable	Non-Principal
Derivatives	Principal	Non-Principal	Non-Principal	Non-Principal	Principal	Non-Principal
Equity Securities	Not Applicable	Principal	Not Applicable	Non-Principal	Not Applicable	Principal
Exchange Traded Funds	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Non-Principal
(ETFs)
Fixed-Income Securities	Principal	Non-Principal	Principal	Principal	Principal	Non-Principal
Foreign Securities	Principal	Principal	Not Applicable	Principal	Principal	Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
High Yield Securities	Principal	Not Applicable	Non-Principal	Principal	Non-Principal	Not Applicable
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Non-Principal
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Non-Principal
Municipal Obligations and AMT-	Principal	Not Applicable	Non-Principal	Non-Principal	Not Applicable	Not Applicable
Subject Bonds
Portfolio Turnover	Principal	Principal	Non-Principal	Non-Principal	Non-Principal	Principal
Preferred Securities	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Not Applicable	Non-Principal
Real Estate Investment Trusts	Non-Principal	Non-Principal	Non-Principal	Principal	Not Applicable	Non-Principal
Repurchase Agreements	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Non-Principal
Securities Lending Risk	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Small and Medium	Non-Principal	Principal	Non-Principal	Non-Principal	Non-Principal	Principal
Capitalization Companies
Temporary Defensive Measures	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Underlying Funds	Principal	Principal	Principal	Principal	Principal	Principal

(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

155

INVESTMENT STRATEGIES	INTERNATIONAL	LARGECAP	LARGECAP	LARGECAP	LARGECAP	LARGECAP
AND RISKS	GROWTH	BLEND II	GROWTH	GROWTH I	GROWTH II	S&P 500 INDEX
Bank Loans (also known as	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Senior Floating Rate Interests)
Convertible Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Derivatives	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Principal
Equity Securities	Principal	Principal	Principal	Principal	Principal	Principal
Exchange Traded Funds (ETFs)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Fixed-Income Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Foreign Securities	Principal	Non-Principal	Non-Principal	Principal	Non-Principal	Not Applicable
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
High Yield Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Principal
Initial Public Offerings ("IPOs")	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Market Volatility(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Municipal Obligations and AMT-	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Subject Bonds
Portfolio Turnover	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Real Estate Investment Trusts	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Repurchase Agreements	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Securities Lending Risk	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Small and Medium Capitalization	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Companies
Temporary Defensive Measures	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Underlying Funds	Principal	Principal	Principal	Principal	Principal	Principal

(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

156

INVESTMENT STRATEGIES	LARGECAP	LARGECAP	MIDCAP	MIDCAP	MIDCAP	MIDCAP
AND RISKS	VALUE	VALUE III	BLEND	GROWTH	GROWTH III	S&P 400 INDEX
Bank Loans (also known as Senior	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Floating Rate Interests)
Convertible Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Derivatives	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Principal
Equity Securities	Principal	Principal	Principal	Principal	Principal	Principal
Exchange Traded Funds (ETFs)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Principal
Fixed-Income Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Foreign Securities	Non-Principal	Non-Principal	Non-Principal	Principal	Non-Principal	Not Applicable
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
High Yield Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Principal
Initial Public Offerings ("IPOs")	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Municipal Obligations and AMT-	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Subject Bonds
Portfolio Turnover	Principal	Non-Principal	Non-Principal	Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Real Estate Investment Trusts	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Repurchase Agreements	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Securities Lending Risk	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Small and Medium Capitalization	Non-Principal	Non-Principal	Principal	Principal	Principal	Principal
Companies
Temporary Defensive Measures	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Underlying Funds	Principal	Principal	Principal	Not Applicable	Principal	Principal

(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

157

				PRINCIPAL	PRINCIPAL	PRINCIPAL
INVESTMENT STRATEGIES	MIDCAP	MIDCAP	MONEY	LIFETIME	LIFETIME	LIFETIME
AND RISKS	VALUE I	VALUE III	MARKET	2010	2020	2030
Bank Loans (also known as	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Senior Floating Rate Interests)
Convertible Securities	Non-Principal	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Derivatives	Non-Principal	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Equity Securities	Principal	Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Exchange Traded Funds (ETFs)	Non-Principal	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Fixed-Income Securities	Non-Principal	Non-Principal	Principal	Not Applicable	Not Applicable	Not Applicable
Foreign Securities	Non-Principal	Non-Principal	Principal	Not Applicable	Not Applicable	Not Applicable
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Principal	Principal	Principal
High Yield Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Non-Principal	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Non-Principal	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Municipal Obligations and AMT-	Not Applicable	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
Subject Bonds
Portfolio Turnover	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Real Estate Investment Trusts	Principal	Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Repurchase Agreements	Non-Principal	Non-Principal	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Royalty Trusts	Non-Principal	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Securities Lending Risk	Non-Principal	Non-Principal	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Small and Medium Capitalization	Principal	Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Companies
Temporary Defensive Measures	Non-Principal	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Underlying Funds	Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable

(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

158

PRINCIPAL
	PRINCIPAL	PRINCIPAL	LIFETIME			SAM
INVESTMENT STRATEGIES	LIFETIME	LIFETIME	STRATEGIC	REAL ESTATE	SAM	CONSERVATIVE
AND RISKS	2040	2050	INCOME	SECURITIES	BALANCED	BALANCED
Bank Loans (also known as	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Senior Floating Rate Interests)
Convertible Securities	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Derivatives	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Equity Securities	Not Applicable	Not Applicable	Not Applicable	Principal	Not Applicable	Not Applicable
Exchange Traded Funds (ETFs)	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Fixed-Income Securities	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Foreign Securities	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Fund of Funds	Principal	Principal	Principal	Not Applicable	Principal	Principal
High Yield Securities	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Liquidity Risk(1)	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Municipal Obligations and AMT-	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Subject Bonds
Portfolio Turnover	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Real Estate Investment Trusts	Not Applicable	Not Applicable	Not Applicable	Principal	Not Applicable	Not Applicable
Repurchase Agreements	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Royalty Trusts	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Securities Lending Risk	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Small and Medium Capitalization	Not Applicable	Not Applicable	Not Applicable	Principal	Not Applicable	Not Applicable
Companies
Temporary Defensive Measures	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Underlying Funds	Not Applicable	Not Applicable	Not Applicable	Principal	Not Applicable	Not Applicable

(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

159

	SAM		SAM
INVESTMENT STRATEGIES	CONSERVATIVE	SAM FLEXIBLE	STRATEGIC	SHORT-TERM	SMALLCAP	SMALLCAP
AND RISKS	GROWTH	INCOME	GROWTH	INCOME	BLEND	GROWTH
Bank Loans (also known as	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Senior Floating Rate Interests)
Convertible Securities	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Derivatives	Not Applicable	Not Applicable	Not Applicable	Principal	Non-Principal	Non-Principal
Equity Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Principal	Principal
Exchange Traded Funds (ETFs)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Non-Principal
Fixed-Income Securities	Not Applicable	Not Applicable	Not Applicable	Principal	Non-Principal	Non-Principal
Foreign Securities	Not Applicable	Not Applicable	Not Applicable	Principal	Non-Principal	Non-Principal
Fund of Funds	Principal	Principal	Principal	Not Applicable	Not Applicable	Not Applicable
High Yield Securities	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Non-Principal
Liquidity Risk(1)	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Non-Principal
Municipal Obligations and AMT-	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Subject Bonds
Portfolio Turnover	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Real Estate Investment Trusts	Not Applicable	Not Applicable	Not Applicable	Principal	Non-Principal	Non-Principal
Repurchase Agreements	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Non-Principal
Securities Lending Risk	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Small and Medium Capitalization	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Principal	Principal
Companies
Temporary Defensive Measures	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Underlying Funds	Not Applicable	Not Applicable	Not Applicable	Principal	Not Applicable	Principal

(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

160

INVESTMENT STRATEGIES	SMALLCAP	SMALLCAP	SMALLCAP	SMALLCAP	SMALLCAP
AND RISK	GROWTH I	GROWTH II	S&P 600 INDEX	VALUE	VALUE II
Bank Loans (also known as Senior	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Floating Rate Interests)
Convertible Securities	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Derivatives	Non-Principal	Non-Principal	Principal	Non-Principal	Non-Principal
Equity Securities	Principal	Principal	Principal	Principal	Principal
Exchange Traded Funds (ETFs)	Non-Principal	Non-Principal	Principal	Non-Principal	Non-Principal
Fixed-Income Securities	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Foreign Securities	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
High Yield Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Index Funds	Not Applicable	Not Applicable	Principal	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Municipal Obligations and AMT-	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Subject Bonds
Portfolio Turnover	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Real Estate Investment Trusts	Non-Principal	Non-Principal	Non-Principal	Principal	Principal
Repurchase Agreements	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Securities Lending Risk	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Small and Medium Capitalization	Principal	Principal	Principal	Principal	Principal
Companies
Temporary Defensive Measures	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Underlying Funds	Principal	Not Applicable	Principal	Principal	Principal

(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

161

Bank Loans (also known as Senior Floating Rate Interests)
Bank loans hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral, and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Most bank loans are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may cause the Fund to be unable to realize full value and thus cause a material decline in the Fund's net asset value.

Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered
Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Bank loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the borrower to repay, prepayments of senior floating rate interests may occur.

Convertible Securities
Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.
Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the
Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.

Derivatives
Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

There are many different types of derivatives and many different ways to use them. Futures, forward contracts, and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, futures contracts, options on futures contracts, over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps), currency futures contracts and options, options on currencies, and forward currency contracts for both hedging and non-hedging purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the approximate aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency). The Funds may enter into forward commitment agreements (not as a principal investment strategy), which call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

162

Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund or the reference currency relates to an eligible investment for the Fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

The risks associated with derivative investments include:
• the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction Principal or Sub-Advisor anticipated;
• the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
• the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and
• the possibility that the counterparty may fail to perform its obligations.

For currency contracts, there is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Equity Securities
Equity securities include common stocks, convertible securities, depositary receipts, rights (a right is an offering of common stock to investors who currently own shares which entitle them to buy subsequent issues at a discount from the offering price), and warrants (a warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs.
The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Some of the Funds focus their investments on certain market capitalization ranges. Market capitalization is defined as total current market value of a company's outstanding equity securities. The market capitalization of companies in the
Funds' portfolios and their related indexes will change over time and, the Funds will not automatically sell a security just because it falls outside of the market capitalization range of their indexes. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Exchange Traded Funds ("ETFs")
These are a type of index or actively managed fund bought and sold on a securities exchange. An ETF trades like common stock. Shares in an index ETF represent an interest in a fixed portfolio of securities designed to track a particular market index. The Funds could purchase shares issued by an ETF to gain exposure to a portion of the U.S.
or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.

Fixed-Income Securities
Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (some examples include investment grade corporate bonds, mortgage-backed securities, U.S. government securities and asset-backed securities). The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

163

• Interest Rate Changes: Fixed-income securities are sensitive to changes in interest rates. In general, fixed-
income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes. If interest rates fall, issuers of callable bonds may call (repay) securities with high interest rates before their maturity dates; this is known as call risk. In this case, a fund would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the fund's income.
• Credit Risk: Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers. To the extent that the mortgages underlying mortgage-backed securities are "sub-prime mortgages" (mortgages granted to borrowers whose credit histories would not support conventional mortgages), the risk of default is higher.

Foreign Securities
For the Funds in this prospectus, foreign companies are:
•	companies with their principal place of business or principal office outside the U.S. or
•	companies for which the principal securities trading market is outside the U.S.

Depending on the fund, the fund may invest in securities of developed markets, developing (also called "emerging")
markets, or both. Usually, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and
Development (also known as the World Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on
U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a
Fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments.
Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund.
Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

164

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing (also called "emerging") countries are subject to higher risks than investments in companies in more developed countries. These risks include:

• increased social, political, and economic instability;
• a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
• lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
• foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
• relatively new capital market structure or market-oriented economy;
• the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
• restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
• possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Fund of Funds
The performance and risks of each Principal LifeTime Fund and Strategic Asset Management ("SAM") Portfolio
directly correspond to the performance and risks of the underlying funds in which the Fund or Portfolio invests. By investing in many underlying funds, the Principal LifeTime Funds and the SAM Portfolios have partial exposure to the risks of many different areas of the market. The more a Principal LifeTime Fund or SAM Portfolio allocates to stock funds, the greater the expected risk.

As of October 31, 2010 the Principal LifeTime Funds' and SAM Portfolios' assets were allocated among the underlying funds as identified in the tables below.

				Principal		Principal
	Principal	Principal	Principal	LifeTime	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	2040	LifeTime	Strategic
Underlying Fund	2010 Fund	2020 Fund	2030 Fund	Fund	2050 Fund	Income Fund
Bond & Mortgage Securities	11.75%	10.22%	5.65%	2.56%	0.98%	17.59%
Bond Market Index	3.01%	2.89%	2.05%	1.01%	0.24%	4.82%
Core Plus Bond I	11.41%	9.40%	5.38%	2.52%	0.97%	17.44%
Diversified Real Asset	3.74%	2.76%	1.85%	1.54%	1.20%	4.64%
Global Diversified Income	3.80%	0.05%	-	-	-	6.29%
High Yield I	3.46%	5.59%	5.60%	5.46%	5.43%	3.14%
Inflation Protection	4.42%	0.04%	-	-	-	12.56%
International Emerging Markets	2.46%	3.26%	4.10%	4.72%	4.75%	0.46%
International Equity Index	1.30%	1.78%	2.32%	2.57%	2.41%	0.48%

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				Principal		Principal
	Principal	Principal	Principal	LifeTime	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	2040	LifeTime	Strategic
Underlying Fund	2010 Fund	2020 Fund	2030 Fund	Fund	2050 Fund	Income Fund
International I	2.38%	3.21%	3.74%	4.27%	4.50%	1.09%
International Growth	3.82%	5.08%	5.57%	6.30%	6.92%	1.60%
International Value I	3.74%	5.06%	5.59%	6.41%	7.02%	1.60%
LargeCap Growth	3.68%	4.79%	5.69%	6.48%	7.24%	1.60%
LargeCap Growth I	7.69%	10.24%	12.07%	13.25%	14.00%	2.90%
LargeCap S&P 500 Index	6.13%	6.38%	6.92%	8.51%	8.32%	2.31%
LargeCap Value	3.40%	4.71%	5.51%	6.12%	6.64%	1.27%
LargeCap Value I	6.50%	9.37%	10.92%	12.03%	12.54%	2.44%
MidCap Growth III	1.53%	1.91%	2.16%	2.32%	2.63%	0.59%
MidCap Value I	1.53%	1.78%	2.17%	2.31%	2.53%	0.60%
Preferred Securities	3.54%	3.24%	3.15%	2.74%	2.22%	2.96%
Real Estate Securities	3.71%	3.91%	4.66%	3.51%	3.81%	1.14%
Short-Term Income	4.19%	-	-	-	-	10.97%
SmallCap Growth I	1.45%	2.40%	2.81%	3.00%	3.15%	0.78%
SmallCap Value II	1.36%	1.93%	2.09%	2.37%	2.50%	0.73%
	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

		SAM	SAM	SAM	SAM
	SAM	Conservativ	Conservativ	Flexible	Strategic
	Balanced	e Balanced	e Growth	Income	Growth
Underlying Fund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Disciplined LargeCap Blend	4.87%	3.63%	6.10%	2.32%	8.56%
Diversified International	8.97%	6.03%	11.04%	4.06%	13.18%
Equity Income	16.50%	10.40%	20.58%	7.14%	21.60%
Government & High Quality Bond	12.79%	21.29%	5.60%	24.74%	-
High Yield	4.63%	6.44%	2.94%	8.03%	4.24%
Income	11.51%	18.42%	4.67%	22.64%	-
International Emerging Markets	2.48%	1.83%	3.20%	1.00%	3.52%
LargeCap Growth	5.74%	4.27%	6.70%	2.31%	7.17%
LargeCap Growth II	5.69%	4.16%	6.48%	2.22%	6.90%
LargeCap Value III	8.12%	5.20%	12.30%	5.27%	14.03%
MidCap Blend	2.55%	1.64%	4.19%	1.53%	4.70%
Money Market	0.00%	0.00%	0.01%	0.00%	0.00%
Preferred Securities	3.94%	3.82%	1.65%	6.44%	-
Principal Capital Appreciation	4.96%	4.54%	7.07%	1.06%	8.03%
Real Estate Securities	2.14%	0.73%	2.45%	1.18%	2.78%
Short-Term Income	1.44%	5.07%	0.60%	8.54%	0.01%
SmallCap Growth	1.84%	1.25%	2.19%	0.72%	2.68%
SmallCap Value	1.83%	1.28%	2.23%	0.80%	2.60%
	100.00%	100.00%	100.00%	100.00%	100.00%

Each Principal LifeTime Fund and SAM Portfolio indirectly bears its pro-rata share of the expenses of the Underlying
Funds in which it invests, as well as directly incurring expenses. Therefore, investment in a Principal LifeTime Fund or SAM Portfolio is more costly than investing directly in shares of the Underlying Funds.

166

If you are considering investing in a Principal LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Fund is managed with the assumption that the investor will invest in a Principal LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a
Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal.
Investors should realize that the Principal LifeTime Funds are not a complete solution to their retirement needs.
Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

Funds of funds can be subject to payment in kind liquidity risk: If an underlying fund pays a redemption request by the Fund wholly or partly by a distribution-in-kind of portfolio securities rather than in cash, the Fund may hold such portfolio securities until its sub-advisor determines that it is appropriate to dispose of them.

High Yield Securities
Debt securities rated at the time of purchase BB+ or lower by Standard & Poor's Ratings Services or Ba1 or lower by
Moody's or, if not rated, determined to be of equivalent quality by Principal or the Sub-Advisor are sometimes referred to as high yield or "junk bonds" and are considered speculative; such securities could be in default at time of purchase. Each of the Principal LifeTime Funds and Strategic Asset Management Portfolios may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares.
Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if Principal or Sub-
Advisor thinks it is in the best interest of shareholders.

Index Funds
Index funds generally attempt to mirror the investment performance of the index by allocating the fund's assets in approximately the same weightings as the index. However, it is unlikely that the fund's performance will perfectly correlate with the index performance for a variety of reasons. The correlation between fund performance and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares. Because of the difficulty and expense of executing relatively small securities trades, index funds may not always be invested in the less heavily weighted securities and may at times be weighted differently than the index.

167

Initial Public Offerings ("IPOs")
An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.

Liquidity Risk
A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk
If a Sub-Advisor's investment strategies do not perform as expected, the Fund could underperform other funds with similar investment objectives or lose money.

• Active Management: The performance of a Fund that is actively managed will reflect in part the ability of
Principal or Sub-Advisor(s) to make investment decisions that are suited to achieving the Fund's investment objective. Funds that are actively managed are prepared to invest in securities, sectors, or industries differently from the benchmark.
• Passive Management: Index funds use a passive, or indexing, investment approach. Index funds do not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock or bond performance. Index funds attempt to replicate their relevant target index by investing primarily in the securities held by the index in approximately the same proportion of the weightings in the index. However, because of the difficulty of executing some relatively small securities trades, such funds may not always be invested in the less heavily weighted securities held by the index. An index fund's ability to match the performance of their relevant index may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.

Market Volatility
The value of a fund's portfolio securities may go down in response to overall stock or bond market movements.
Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. It is possible to lose money when investing in the fund.

168

Master Limited Partnerships
Master limited partnerships ("MLPs") tend to pay relatively higher distributions than other types of companies. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs' level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors. The benefit derived from investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. If, as a result of a change in current law or a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and the distributions received might be taxed entirely as dividend income.

Municipal Obligations and AMT-Subject Bonds
The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer's full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.
"AMT-subject bonds" are municipal obligations issued to finance certain "private activities," such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax ("AMT") and will also give rise to corporate alternative minimum taxes. See "Tax Considerations" for a discussion of the tax consequences of investing in the Funds.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the Fund to purchase sufficient amounts of tax-exempt securities.

Portfolio Turnover
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have high portfolio turnover rates.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund)
and may lower the Fund's performance. For some funds, high portfolio turnover rates, although increasing transaction expenses, may contribute to higher performance.

Please consider all the factors when you compare the turnover rates of different funds. You should also be aware that the "total return" line in the Financial Highlights section reflects portfolio turnover costs. No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests.

Preferred Securities
Preferred securities generally pay fixed rate dividends and/or interest (though some are adjustable rate) and typically have "preference" over common stock in payment priority and the liquidation of a company's assets - preference means that a company must pay on its preferred securities before paying on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed income securities - the fixed-
income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.

169

Real Estate Investment Trusts
Real estate investment trust securities ("REITs") involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are characterized as: equity REITs, which primarily own property and generate revenue from rental income; mortgage REITs, which invest in real estate mortgages; and
hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the Fund will be subject to the REITs expenses, including management fees, and will remain subject to the Fund's advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

Repurchase Agreements
Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with parties a Sub-Advisor deems creditworthy (those that are large, well-capitalized and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Royalty Trusts
A royalty trust generally acquires an interest in natural resource or chemical companies and distributes the income it receives to its investors. A sustained decline in demand for natural resource and related products could adversely affect royalty trust revenues and cash flows. Such a decline could result from a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand. Rising interest rates could adversely impact the performance, and limit the capital appreciation, of royalty trusts because of the increased availability of alternative investments at more competitive yields. Fund shareholders will indirectly bear their proportionate share of the royalty trusts' expenses.

Securities Lending Risk
To earn additional income, each Fund may lend portfolio securities to approved financial institutions. Risks of such a practice include the possibility that a financial institution becomes insolvent, increasing the likelihood that the Fund will be unable to recover the loaned security or its value. Further, the cash collateral received by the Fund in connection with such a loan may be invested in a security that subsequently loses value.

Small and Medium Capitalization Companies
Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

170

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Temporary Defensive Measures
From time to time, as part of its investment strategy, each Fund (other than the Money Market Fund which may invest in high-quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

Underlying Funds
An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal is the advisor to the Principal LifeTime Funds, SAM Portfolios, PVC Diversified Balanced Account, PVC
Diversified Growth Account, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor
to the Principal LifeTime Funds and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios.
Either PGI or Edge also serves as Sub-Advisor to some or all of the underlying funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

171

As of October 31, 2010, PFI SAM Portfolios, PFI Principal LifeTime Funds, PVC SAM Portfolios, PVC Principal
LifeTime Accounts, PVC Diversified Balanced Account, and PVC Diversified Growth Account own the following percentages of the Funds listed below:

Total Percentage
of Outstanding
Fund	Shares Owned
Bond & Mortgage Securities	62.99%
Diversified International	46.02
Government & High Quality Bond	56.77
Income	63.56
Inflation Protection	30.52
International Emerging Markets	54.78
International Growth	64.13
LargeCap Growth	59.03
LargeCap Growth I	63.03
LargeCap Growth II	41.76
LargeCap S&P 500 Index	50.23
LargeCap Value	71.08
LargeCap Value III	47.71
MidCap Blend	21.93
MidCap Growth III	25.00
MidCap S&P 400 Index	5.27
MidCap Value I	22.96
Money Market	0.02
Real Estate Securities	48.84
Short-Term Income	35.68
SmallCap Growth	64.76
SmallCap Growth I	52.36
SmallCap S&P 600 Index	4.85
SmallCap Value	55.60
SmallCap Value II	43.13

PORTFOLIO HOLDINGS INFORMATION
A description of the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

MANAGEMENT OF THE FUNDS

The Manager
Principal Management Corporation (“Principal”) serves as the manager for the Fund. Through the Management
Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969.
Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

Principal provides investment advisory services with respect to 10-40% of the assets of the following Funds:
LargeCap Blend Fund II, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap Value Fund III, MidCap
Growth Fund III, MidCap Value Fund I, MidCap Value Fund III, SmallCap Growth Fund I, SmallCap Growth Fund II,
and SmallCap Value Fund II. The remaining assets in each of these Funds will be managed by the sub-advisor(s)
named in the prospectus.

172

Principal provides these investment advisory services through a portfolio manager who functions as a co-employee of Principal and Principal Global Investors, LLC ("PGI") under an investment service agreement. Through the agreement, the portfolio manager has access to PGI's equity management processes, systems, staff, proprietary quantitative model, portfolio construction disciplines, experienced portfolio management, and quantitative research staff. This portfolio manager also has access to PGI's trading staff and trade execution capabilities along with PGI's order management system, pre- and post-trade compliance system, portfolio accounting system and performance attribution and risk management system. Mariateresa Monaco has been the lead portfolio manager for the 10-40% of the assets to which Principal will provide investment advisory services since 2009.

Mariateresa Monaco. Ms. Monaco has worked as a portfolio manager for Principal since 2009. Previously, she worked as a portfolio manager for Principal Global Investors, LLC, where she worked as a portfolio manager since
2005. Prior to that, Ms. Monaco worked for Fidelity Management and Research. She earned a master’s degree in
Electrical Engineering from Politecnico di Torino, Italy, a master’s degree in Electrical Engineering from Northeastern
University, and an M.B.A. from the Sloan School of Management at the Massachusetts Institute of Technology.

Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging PGI as a sub-advisor to assist in providing those investment advisory services. The portfolio managers Principal has appointed for each Principal LifeTime Fund are James Fennessey, Jeffrey Tyler, and Randy
Welch. The portfolio managers PGI has appointed for each Principal LifeTime Fund are David Blake and Dirk
Laschanzky. Messrs. Fennessey, Tyler, Welch, Blake, and Laschanzky work as a team, sharing day-to-day management of the Principal LifeTime Funds; however, Mr. Tyler has ultimate decision making authority.

James W. Fennessey. Mr. Fennessey joined the Principal Financial Group in 2000. He is the Head of the Manager
Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program that monitors investment managers used by the Principal Funds. Mr. Fennessey earned a B.S. in Business Administration, with an emphasis in Finance, and a minor in Economics from Truman State University. He has earned the right to use the Chartered Financial Analyst designation.

Jeffrey R. Tyler. Mr. Tyler joined Principal in 2011. Prior to that, Mr. Tyler was the Chief Investment Officer at EXOS
Partners. From 1988-2009, Mr. Tyler was a Senior Vice President, Senior Portfolio Manager, and Manager of
Taxable Fixed Income for American Century. He earned a B.A. in business economics and accounting from the
University of California, Santa Barbara and a Master of Management in finance and economics from the J.L. Kellogg
Graduate School of Management, Northwestern University. Mr. Tyler has earned the right to use the Chartered
Financial Analyst designation.

Randy L. Welch. Mr. Welch joined the Principal Financial Group in 1989 and oversees the functions of the
Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch is an affiliate member of the Chartered Financial
Analysts (CFA) Institute. Mr. Welch earned a B.A. in Business/ Finance from Grand View College and an M.B.A. from
Drake University.

Cash Management Program
Each fund has cash available in its portfolios to meet redemption requests and to pay expenses. Additionally, funds receive cash flows when shareholders purchase shares. Principal will invest the cash, which comprises a very small portion of the funds' portfolios, in money market investments and in stock index futures contracts based on the
Fund's market cap to gain exposure to the market. Stock index futures provide returns similar to those of common stocks. Principal believes that, over the long term, this strategy will enhance the investment performance of the
Funds. Principal has implemented a cash management program for the following Funds: LargeCap Blend Fund II,
LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap Value Fund III, MidCap Growth Fund III, MidCap
Value Fund I, MidCap Value Fund III, SmallCap Growth Fund I, SmallCap Growth Fund II, and SmallCap Value
Fund I.

The Sub-Advisors
Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services to the portion of the assets for a specific Fund allocated to it by Principal. For these services, Principal pays the Sub-Advisor a fee.

173

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

Some of the Sub-Advisors may enter into co-employee agreements, investment service agreements, dual employee agreements, or other similar agreements with advisers with which they are affiliated. Through the agreements, the
Sub-Advisor’s portfolio manager usually is accorded access to the portfolio management processes, systems, staff, proprietary quantitative model, portfolio construction disciplines, experienced portfolio management, and quantitative research staff of the affiliated investment advisory firm. Likewise, through the agreements, the portfolio manager usually has access to the trading staff and trade execution capabilities along with the order management system, pre- and post-trade compliance system, portfolio accounting system and portfolio accounting system and performance attribution and risk management system of the affiliated investment advisory firm.

Several of the Funds have multiple Sub-Advisors. For those Funds, a team at Principal, consisting of Jessica Bush,
James Fennessey and Randy Welch, determines the portion of the Fund's assets each Sub-Advisor will manage and may, from time-to-time, reallocate Fund assets between the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-
Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of
Fund assets among Sub-Advisors occur as a Sub-Advisor liquidates assets in the normal course of portfolio management or with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-
Advisors.

Jessica S. Bush. Ms. Bush, Senior Research Analyst, joined the Principal Financial Group in 2006. Prior to joining the Principal Financial Group she spent over three years at Putnam Investments. She is a member of the Manager
Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the sub-advisors under the due diligence program that monitors investment managers used by the
Principal Funds. Ms. Bush earned a B.A. in Business Administration from the University of Michigan. She has earned the right to use the Chartered Financial Analyst designation.

The Fund summaries identified the portfolio managers and the funds they manage. Additional information about the portfolio managers follows. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

Sub-Advisor: AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, NY 10105,
was founded in 1971 as an independent investment advisor registered with the SEC.

AllianceBernstein is the sub-advisor for a portion of the assets of the SmallCap Growth Fund I and a portion of the assets of the LargeCap Value Fund III.

The management of, and investment decisions for, the LargeCap Value Fund III portfolio are currently made by the
North American Investment Policy Group. Joseph G. Paul, Christopher W. Marx, Greg Powell, and John D. Phillips
are the persons with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

The portfolio managers listed below for the SmallCap Growth Fund I operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Bruce K. Aronow has been with AllianceBernstein since 1999. He earned a B.A. in Philosophy and Economics from
Colgate University. Mr. Aronow has earned the right to use the Chartered Financial Analyst designation.

N. Kumar Kirpalani has been with AllianceBernstein since 1999. He earned a BTech from the Indian Institute of
Technology and an M.B.A. from the University of Chicago. Mr. Kirpalani has earned the right to use the Chartered
Financial Analyst designation.

174

Samantha S. Lau has been with AllianceBernstein since 1999. She earned a B.S. in Finance and Accounting from the Wharton School of the University of Pennsylvania. She has earned the right to use the Chartered Financial
Analyst designation.

Christopher W. Marx has been with AllianceBernstein since 1997. He earned a B.A. in Economics from Harvard, and an M.B.A. from the Stanford Graduate School of Business.

Joseph Gerard Paul has been with AllianceBernstein since 1987. He earned a B.S. from the University of Arizona and an M.S. from the MIT Sloan School of Management.

John D. Phillips, Jr. has been with AllianceBernstein since 1994. He earned a B.A. from Hamilton College and an
M.B.A. from Harvard University. Mr. Phillips has also earned the right to use the Chartered Financial Analyst designation.

Greg Powell joined Bernstein in 1997. Mr. Powell earned a B.A. in economics and mathematics in 1981 from the
University of California, Santa Barbara, and an M.A. and Ph.D in economics in 1983 and 1986, respectively, from
Northwestern University.

Wen-Tse Tseng has been with AllianceBernstein since 2006. Prior to joining the firm, he spent four years as the healthcare portfolio manager for the small-cap growth team at William D. Witter (the same team had previously managed assets for Weiss, Peck & Greer). He earned a B.S. from National Taiwan University, an M.S. in Molecular
Genetics and Microbiology from Robert Wood Johnson Medical School-University of Medicine and Dentistry of New
Jersey, and an M.B.A. from Graziadio School of Business and Management at Pepperdine University.

Sub-Advisor: American Century Investment Management, Inc. (“American Century”), American Century Tower,
4500 Main Street, Kansas City, MO 64111, was founded in 1958 and is a wholly owned subsidiary of
American Century Companies, Inc.

American Century is the sub-advisor for a portion of the assets of the LargeCap Growth Fund II.

American Century uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy. The portfolio managers on the investment team are jointly and primarily responsible for the day-to-day management of the Fund.

Prescott LeGard has been with American Century since 1999. He earned B.A. in Economics from DePauw
University. Mr. LeGard has earned the right to use the Chartered Financial Analyst designation.

Gregory J. Woodhams has been with American Century since 1997. He earned a bachelor’s degree in Economics from Rice University and a master’s degree in Economics from the University of Wisconsin at Madison. Mr.
Woodhams has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”), 2200 Ross Avenue, 31st Floor, Dallas,
Texas 75201, is an investment advisory firm that was founded in 1979 and is a subsidiary of Old
Mutual Asset Management (US) LLC, which is a subsidiary of Old Mutual plc, based in London,
England.

BHMS is the sub-advisor for a portion of the assets of the MidCap Value Fund III.

The day-to-day portfolio management is shared by two portfolio managers. The Portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

James P. Barrow, founding partner of BHMS, has been with BHMS since 1979. He earned a B.S. from the
University of South Carolina.

Mark Giambrone has been with BHMS since 1998. He is a CPA and earned a B.S. from Indiana University and an
M.B.A. from the University of Chicago.

175

Sub-Advisor: BlackRock Financial Management, Inc. (“BlackRock”), 55 East 52nd Street, New York, New York
10055, is a registered investment adviser organized in 1994. BlackRock and its affiliates manage investment company and other portfolio assets.

BlackRock is the sub-advisor for the Inflation Protection Fund.

The Inflation Protection Fund is managed by a team of financial professionals at BlackRock. Martin Hegarty, Brian
Weinstein and Stuart Spodek are jointly and primarily responsible for the day-to-day management of the Fund.

Martin Hegarty has been with BlackRock since 2010. Prior to joining the firm, he served as a Director at Bank of
America Merrill lynch. He earned a B.S. in economics from Rhodes University, South Africa.

Stuart Spodek has been with BlackRock since 1993. He earned a B.S. in Engineering from Princeton University.

Brian Weinstein has been with BlackRock since 2000. He earned a B.A. in History from the University of
Pennsylvania.

Sub-Advisor: Brown Investment Advisory Incorporated (“Brown”), 901 South Bond Street, Suite 400, Baltimore,
Maryland 21231, incorporated in 1995, is a wholly-owned subsidiary of Brown Investment Advisory &
Trust Company, which is a wholly-owned subsidiary of Brown Advisory Holdings Incorporated.

Brown is the sub-advisor for a portion of the assets of the LargeCap Growth Fund I and a portion of the assets of the
SmallCap Growth Fund I.

For the SmallCap Growth Fund I, day-to-day portfolio management is shared by two portfolio managers. They operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Christopher A. Berrier has been with Brown since 2005 and has been the co-portfolio manager of the Firm's Small-
Cap Growth Strategy since he joined the Firm. Mr. Berrier earned an A.B. from Princeton University.

Timothy W. Hathaway has been with Brown since 1995 and has been the co-portfolio manager of the Firm's Small-
Cap Growth Strategy since 2005. Mr. Hathaway earned a B.A. from Randolph-Macon College and an M.B.A. from
Loyola College in 2001. He has earned the right to use the Chartered Financial Analyst Designation.

Kenneth M. Stuzin has been with Brown since 1996. He earned a B.A. and an M.B.A. from Columbia University. Mr.
Stuzin has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: ClearBridge Advisors, LLC (“ClearBridge”), 620 8th Avenue, New York, NY 10018, formed in
2005, is a wholly-owned subsidiary of Legg Mason, Inc.

ClearBridge is the sub-advisor for a portion of the assets of the LargeCap Blend Fund II.

Michael Kagan is lead portfolio manager for the mandate, along with Scott Glasser. As portfolio managers, they are aware of any and all activity in the portfolio, and share full authority for all purchase and sell decisions.

Scott Glasser joined ClearBridge in 2005 in connection with the Legg Mason/Citigroup transaction. Previously, Mr.
Glasser was a Managing Director of Citigroup Global Markets, Inc. and served as a Portfolio Manager at Smith
Barney Asset Management. He earned a B.A. from Middlebury College and an M.B.A. from Pennsylvania State
University.

Michael Kagan joined ClearBridge in 2005 in connection with the Legg Mason/Citigroup transaction. Previously, Mr.
Kagan was a Managing Director of Citigroup Global Markets, Inc. and served as a Portfolio Manager at Salomon
Brothers Asset Management. He earned a B.A. from Harvard College.

176

Sub-Advisor: Columbus Circle Investors (“CCI”), Metro Center, One Station Place, Stamford, CT 06902, founded in 1975, is an affiliate of PGI and a member of the Principal Financial Group.

CCI is the sub-advisor for the LargeCap Growth Fund, the MidCap Growth Fund and a portion of the assets of the
SmallCap Growth Fund I.

For the LargeCap Growth Fund, Anthony Rizza is the lead portfolio manager, and Thomas J. Bisighini, as co-portfolio manager, has responsibility for research and supports Mr. Rizza on the day-to-day management of the Fund.

For the MidCap Growth Fund, Clifford G. Fox is the lead portfolio manager and Michael Iacono is the co-portfolio manager. Mr. Fox has the final decision making authority, but Mr. Iacono has the authority to execute trades in Mr.
Fox’s absence.

For the SmallCap Growth Fund I, Clifford G. Fox is the lead portfolio manager and Katerina Wasserman is the co-
portfolio manager. Mr. Fox has the final decision making authority, but Ms. Wasserman has the authority to execute trades in Mr. Fox’s absence.

Thomas J. Bisighini has been with CCI since 2004. He earned a B.S. from Bentley College and an M.B.A. in
Finance from Fordham University. Mr. Bisighini has earned the right to use the Chartered Financial Analyst designation.

Clifford G. Fox has been with CCI since 1992. He earned an M.B.A. from the Stern School of Business, New York
University and a B.S. from the Wharton School, University of Pennsylvania. Mr. Fox has earned the right to use the
Chartered Financial Analyst designation.

Michael Iacono has been with CCI since 1997. He earned a B.S. from Boston College. Mr. Iacono is a CPA and has earned the right to use the Chartered Financial Analyst designation.

Anthony Rizza has been with CCI since 1991. He earned a B.S. in Business from the University of Connecticut.
Mr. Rizza has earned the right to use the Chartered Financial Analyst designation.

Katerina Wasserman has been with CCI since 2000. She earned a B.S. in Biochemistry from the State University of
New York at Stony Brook and a master’s of Public Administration from the Robert F. Wagner Graduate School at
New York University.

Sub-Advisor: Dimensional Fund Advisors LP (“Dimensional”), 6300 Bee Cave Road, Building One, Austin,
TX 78746, is a registered investment advisor organized in 1981.

Dimensional is the sub-advisor for a portion of the assets of the SmallCap Value Fund II.

In accordance with the team approach used to manage the portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by Dimensional's Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the portfolios including running buy and sell programs based on the parameters established by the Investment Committee. The portfolio manager named in the
Fund summary coordinates the efforts of all other portfolio managers with respect to Dimensional's day to day management of the portion of the SmallCap Value Fund II allocated to it.

Stephen A. Clark has been with Dimensional since 2001. He earned a B.S. from Bradley University and an M.B.A.
from the University of Chicago.

177

Sub-Advisor: Edge Asset Management, Inc. (“Edge”), 601 Union Street, Suite 2200, Seattle, WA 98101-1377, is
an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944.

Edge is the sub-advisor for the Equity Income Fund, the Government & High Quality Bond Fund, the Income Fund,
the Short-Term Income Fund, the SAM Balanced Portfolio, the SAM Conservative Balanced Portfolio, the SAM
Conservative Growth Portfolio, the SAM Flexible Income Portfolio, and the SAM Strategic Growth Portfolio.

When more than one portfolio manager is identified as being responsible for the day-to-day portfolio management, the portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Charles D. Averill previously was a senior quantitative analyst and has worked at Edge since 1990. He earned a bachelor’s degree in Economics from Reed College and an M.A. in Economics from Princeton University. Mr. Averill has earned the right to use the Chartered Financial Analyst designation.

Jill R. Cuniff became President of Edge in 2009 and became a portfolio manager in 2010. Prior to becoming the
President of Edge, Ms. Cuniff was the President of Morley Financial. She earned a bachelor’s degree in Business
Finance from Montana State University.

John R. Friedl has been with Edge since 1998. He earned a B.A. in Communications and History from the University of Washington and a master's degree in Finance from Seattle University. Mr. Friedl has earned the right to use the
Chartered Financial Analyst designation.

Todd A. Jablonski, has been with Edge since 2010. Previously, he was an Executive Director and Portfolio
manager at UBS. Prior to that, he was the lead portfolio manager of US large cap strategies at Credit Suisse Asset
Management. He earned a bachelor’s degree in Economics from the University of Virginia and an M.B.A. with an emphasis in Quantitative Finance from New York University's Stern School of Business. Mr. Jablonski has earned the right to use the Chartered Financial Analyst designation.

Ryan P. McCann has been a portfolio manager for Edge since 2010. Previously, he was a portfolio manager and trader of structured mortgage products for Columbia Asset Management. He earned a B.A. in Business
Administration from Washington State University. Mr. McCann has earned the right to use the Chartered Financial
Analyst designation.

Scott J. Peterson has been with Edge since 2002. He earned a bachelor’s degree in Mathematics from Brigham
Young University and an M.B.A. from New York University’s Stern School of Business. Mr. Peterson has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Emerald Advisers, Inc. (“Emerald”), 1703 Oregon Pike Road, Suite 101, Lancaster, PA 17601, is a
wholly owned subsidiary of Emerald Asset Management incorporated in 1991.

Emerald is the sub-advisor for a portion of the assets of the SmallCap Growth Fund II.

The portfolio managers work as a team. Each person has the authority to make buy and sell decisions for the portfolio. Each also has sector-specific research responsibilities as well.

Joseph W. Garner has been with Emerald since 1994. He earned a B.A. in Economics from Millersville University and an M.B.A. from the Katz Graduate School of Business, University of Pittsburgh.

Kenneth G. Mertz II has been with Emerald since 1992. He earned a B.A. in Economics from Millersville University.
Mr. Mertz has earned the right to use the Chartered Financial Analyst designation.

178

Peter J. Niedland has been with Emerald since 2009. Before joining Emerald, he was co-founder and portfolio manager for NS Investment Partners, LLC. Prior thereto, he served as research analyst and portfolio manager at
Liberty Ridge Capital. Mr. Niedland earned a B.S. in Business Administration from the University of Richmond. He has also earned the right to use the Chartered Financial Analyst designation.

Stacey L. Sears has been with Emerald since 1991. She earned a B.S. in Business Administration from Millersville
University and an M.B.A. from Villanova University.

Sub-Advisor: Essex Investment Management Company, LLC (“Essex”), 125 High Street, 29th Floor, Boston,
MA 02110, is a Boston-based management firm which specializes in growth equity investments.

Essex is the sub-advisor for a portion of the assets of the SmallCap Growth Fund II.

Nancy B. Prial has been with Essex since 2004. She earned a B.S. in Electrical Engineering and a B.A. in
Mathematics from Bucknell University. She also earned an M.B.A. from Harvard Business School. Ms. Prial has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, NY 10282, has
been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman,
Sachs & Co.

GSAM is the sub-advisor for a portion of the assets of the MidCap Value Fund I.

The day-to-day portfolio management is shared by multiple portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Dolores Bamford has been with GSAM since 2002. She earned a B.A. from Wellesley College and an M.S. from
MIT Sloan School of Management. Ms. Bamford has earned the right to use the Chartered Financial Analyst designation.

Andrew Braun has been with GSAM since 1993. He earned a B.A. in Economics from Harvard University and an
M.B.A. in Finance and Economics from the Stern School of Business at New York University.

Sean Gallagher has been with GSAM since 2000. He earned a B.S. in Finance from Drexel University and an
M.B.A. in Finance and Accounting from Stern School of Business at New York University.

Sub-Advisor: Jacobs Levy Equity Management, Inc. (“Jacobs Levy”), 100 Campus Drive, P.O. Box 650,
Florham Park, NJ 07932-0650, founded in 1986, is an independent equity manager, focused exclusively on the management of U.S. equity portfolios for institutional clients.

Jacobs Levy is the sub-advisor for a portion of the assets of the MidCap Growth Fund III.

The two Principals, Bruce Jacobs and Ken Levy, are jointly responsible for the design and implementation of the
Jacobs Levy investment process and the management of all client portfolios. There is no limitation on the authority of one portfolio manager in relation to another.

Bruce I. Jacobs co-founded Jacobs Levy in 1986. He earned a B.A. from Columbia College, an M.S. in Operations
Research and Computer Science from Columbia University, an MSIA from Carnegie Mellon University’s Graduate
School of Industrial Administration, and an M.A. in Applied Economics and a Ph.D. in Finance from the University of
Pennsylvania’s Wharton School.

Kenneth N. Levy co-founded Jacobs Levy in 1986. He earned a B.A. in Economics from Cornell University and an
M.B.A. and an M.A. in Business Economics from the University of Pennsylvania’s Wharton School. Mr. Levy has
earned the right to use the Chartered Financial Analyst designation.

179

Sub-Advisor: Los Angeles Capital Management and Equity Research, Inc. (“L.A. Capital”), 11150 Santa
Monica Boulevard, Suite 200, Los Angeles, CA 90025, is an independent, employee-owned firm.

L.A. Capital is the sub-advisor for a portion of the assets of the MidCap Value Fund I and a portion of the assets of the SmallCap Value Fund II.

The day-to-day portfolio management is shared by multiple portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

David R. Borger co-founded L.A. Capital in 2002. He earned a B.A. from the Wittenberg University and an M.A. and
M.B.A. from the University of Michigan. Mr. Borger has earned the right to use the Chartered Financial Analyst designation.

Christine M. Kugler has been with L.A. Capital since it was founded in 2002. She earned a B.A. from the University of California, Santa Barbara.

Stuart K. Matsuda co-founded L.A. Capital in 2002. He earned a B.B.A. from the University of Hawaii and an M.B.A.
from California State University Northridge.

Hal W. Reynolds co-founded L.A. Capital in 2002. He earned a B.A. from the University of Virginia and an M.B.A.
from the University of Pittsburgh. Mr. Reynolds has earned the right to use the Chartered Financial Analyst designation.

Thomas D. Stevens co-founded L.A. Capital in 2002. He earned a B.B.A. and M.B.A. from the University of
Wisconsin. Mr. Stevens has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Mellon Capital Management Corporation (“Mellon Capital”), 500 Grant Street, Suite 4200, One
Mellon Center, Pittsburgh, PA 15258. established in 1983, is an indirect wholly owned subsidiary of
Bank of New York Mellon Corporation.

Mellon Capital is the sub-advisor for a portion of the assets of the MidCap Growth Fund III.

Portfolio management decisions are made on a team basis and are accomplished on a regular basis at periodic portfolio rebalance meetings. The team's decisions are systematically implemented across all accounts managed to the same benchmark, subject to the approval of the portfolio manager specifically assigned to each account, who must confirm that each trade fits within the specific policy guidelines of each account.

Ronald P. Gala has been with Mellon Capital since 1993. He earned a B.S. in Business Administration from
Duquesne University and an M.B.A. in Finance from the University of Pittsburgh. Mr. Gala has earned the right to use the Chartered Financial Analyst designation.

Adam T. Logan has been with Mellon Capital since 1999. He earned a B.A. in Finance from Westminster College and an M.B.A. in Finance from the University of Pittsburgh. Mr. Logan has earned the right to use the Chartered
Financial Analyst designation.

180

Sub-Advisor: Montag & Caldwell, LLC (“M&C”), 3455 Peachtree Rd., NE, Suite 1200, Atlanta, Georgia 30326, is
an employee owned registered investment adviser which on September 24, 2010 succeeded the business of Montag & Caldwell, Inc., a registered investment adviser founded in 1945.

M&C is the sub-advisor for a portion of the assets of the MidCap Growth Fund III.

Mr. Canakaris leads the M&C Investment Policy Group, which as a team has overall responsibility for the security selection process of the Firm’s Large Cap Growth strategy. Mr. Maxwell is the primary portfolio manager. In addition to handling the day-to-day management of the portfolio, he also participates in the security selection process for the
Firm’s Large Cap Growth strategy. Mr. Markwalter is the back-up portfolio manager for the Fund. He assists with the day-to-day management of the portfolio, and also participates in the security selection process for the Firm’s Large
Cap Growth strategy.

Ronald Canakaris has been with M&C since 1972. He earned a B.S. and B.A. from the University of Florida. He has earned the right to use the Chartered Financial Analyst designation.

Charles E. Markwalter has been with M&C since 1998. He earned a B.A. from Dartmouth College. Mr. Markwalter has earned the right to use the Chartered Financial Analyst designation.

Grover C. Maxwell III has been with M&C since 1988. He earned a B.A. from The University of the South and an
M.B.A. from Emory University. Mr. Maxwell has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Principal Global Investors, LLC (“PGI”), 801 Grand Avenue, Des Moines, IA 50392, is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group

PGI is the sub-advisor for the Bond & Mortgage Securities Fund, the Diversified International Fund, the International
Emerging Markets Fund, the International Growth Fund, the LargeCap S&P 500 Index Fund, the LargeCap Value
Fund, the MidCap Blend Fund, the MidCap S&P 400 Index Fund, the Money Market Fund, the Principal LifeTime
2010 Fund, the Principal LifeTime 2020 Fund, the Principal LifeTime 2030 Fund, the Principal LifeTime 2040 Fund,
the Principal LifeTime 2050 Fund, the Principal LifeTime Strategic Income Fund, the SmallCap Blend Fund, the
SmallCap Growth Fund, the SmallCap S&P 600 Index Fund, the SmallCap Value Fund, and a portion of the assets of the MidCap Value Fund III.

As reflected in the fund summaries, the day-to-day portfolio management, for some funds, is shared by multiple portfolio managers. In each such case, except where noted in the Management of the Funds section describing the management of the Principal LifeTime Funds, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Michael Ade has been with PGI since 2001. As a co-employee of PGI and Principal Global Investors (Singapore)
Limited, Mr. Ade manages Principal Fund assets as an employee of PGI. He earned a bachelor's degree in Finance from the University of Wisconsin. Mr. Ade has earned the right to use the Chartered Financial Analyst designation.

William C. Armstrong has been with PGI since 1992. He earned a bachelor’s degree from Kearney State College and a master’s degree from the University of Iowa. Mr. Armstrong has earned the right to use the Chartered Financial
Analyst designation.

David M. Blake has been with PGI since 2000. He earned a bachelor’s degree and an M.B.A. from Saint Louis
University. Mr. Blake has earned the right to use the Chartered Financial Analyst designation.

Paul H. Blankenhagen has been with PGI since 1992. He earned a bachelor’s degree in Finance from Iowa State
University and a master’s degree from Drake University. Mr. Blankenhagen has earned the right to use the Chartered
Financial Analyst designation.

181

Juliet Cohn has been with PGI since 2003. As a co-employee of PGI and Principal Global Investors (Europe)
Limited (“PGI Europe”), Ms. Cohn manages Principal Fund assets as an employee of PGI. She earned a bachelor's degree in Mathematics from Trinity College, Cambridge, England.

Mihail Dobrinov has been with PGI since 2002. He earned an M.B.A. in Finance from the University of Iowa and a law degree from Sofia University, Bulgaria. Mr. Dobrinov has earned the right to use the Chartered Financial Analyst designation. (Mr. Dobrinov does not provide legal services on behalf of any of the member companies of the
Principal Financial Group.)

Arild Holm has been with PGI since 2002. He earned a bachelor’s degree in Management Sciences from the
University of Manchester Institute of Science and Technology (England) and an M.B.A. in Finance from the
University of Colorado. Mr. Holm has earned the right to use the Chartered Financial Analyst designation.

Thomas L. Kruchten has been with PGI since 2005. He earned a B.A. in finance from the University of Northern
Iowa. Mr. Kruchten has earned the right to use the Chartered Financial Analyst designation and is a member of the
CFA Society of Iowa.

Dirk Laschanzky, CFA. Mr. Laschanzky has been with PGI since 1997. He earned a B.A. and an M.B.A., both in
Finance, from the University of Iowa. Mr. Laschanzky has earned the right to use the Chartered Financial Analyst designation.

Thomas Morabito has been with PGI since 2000. He earned a B.A. in Economics from State University of New York and an M.B.A. in Finance from Northeastern University. Mr. Morabito has earned the right to use the Chartered
Financial Analyst designation.

Mark R. Nebelung, as a co-employee of PGI and Principal Global Investors (Japan) Ltd., manages Principal Fund assets as an employee of PGI. Mr. Nebelung joined PGI in 1997 and has been an actuarial associate and assistant director of capital markets for the Principal Financial Group. Mr. Nebelung earned bachelor’s degrees in Actuarial
Science and Statistics from the University of Waterloo, Canada. He has earned the right to use the Chartered
Financial Analyst designation.

K. William Nolin has been with PGI since 1994. He earned a bachelor’s degree in Finance from the University of
Iowa and an M.B.A. from the Yale School of Management. Mr. Nolin has earned the right to use the Chartered
Financial Analyst designation.

Phil Nordhus has been with PGI since 1990. He earned a bachelor’s degree in Economics from Kansas State
University and an M.B.A. from Drake University. Mr. Nordhus has earned the right to use the Chartered Financial
Analyst designation.

John Pihlblad has been with PGI since 2000. He earned a B.A. from Westminster College. Mr. Pihlblad has earned the right to use the Chartered Financial Analyst designation.

Tracy Reeg has been with PGI since 1993. She earned a bachelor’s degree in Finance from the University of
Northern Iowa.

Michael L. Reynal has been with PGI since 2001. He earned a B.A. in History from Middlebury College, an M.B.A.
from the Amos Tuck School at Dartmouth College and an M.A. in History from Christ’s College at the University of
Cambridge.

Alice Robertson has been with the Principal Financial Group since 1990. She earned a bachelor’s degree in
Economics from Northwestern University and a master’s degree in Finance and Marketing from DePaul University.

Jeffrey A. Schwarte has been with PGI since 1993. He earned a bachelor’s degree in Accounting from the
University of Northern Iowa. Mr. Schwarte is a CPA and has earned the right to use the Chartered Financial Analyst designation.

Timothy R. Warrick has been with PGI since 1990. He earned a bachelor’s degree in Accounting and Economics from Simpson College and an M.B.A. in Finance from Drake University. Mr. Warrick has earned the right to use the
Chartered Financial Analyst designation.

182

Sub-Advisor: Principal Real Estate Investors, LLC (“Principal - REI”), 801 Grand Avenue, Des Moines, IA
50392, an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000.

Principal-REI is the sub-advisor for the Real Estate Securities Fund.

The day-to-day portfolio management for some funds is shared by multiple portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Matt Richmond has been with Principal – REI since 2000. He earned a bachelor’s degree in Finance from University of Nebraska and an M.B.A. from the University of Iowa.

Kelly Rush has been with the real estate investment area for the firm since 1987. He earned a B.A. in Finance and an M.B.A. in Business Administration from the University of Iowa. Mr. Rush has earned the right to use the Chartered
Financial Analyst designation.

Sub-Advisor: T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, MD 21202, a
wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over
70 years of investment management experience.

T. Rowe Price is the sub-advisor for a portion of the assets of the LargeCap Blend Fund II and a portion of the assets of the LargeCap Growth Fund I.

Ms. Dopkin serves as a portfolio coordinator for the LargeCap Blend Fund II. Instead of making stock selection decisions, she is responsible for ensuring adherence to portfolio constraints and risk controls, along with managing inter-analyst activity. As the lead portfolio coordinator, Ms. Dopkin has ultimate accountability for the LargeCap Blend
Fund II.

Anna M. Dopkin has been with T. Rowe Price since 1996. She earned a B.S. from the Wharton School of the
University of Pennsylvania. Ms. Dopkin has earned the right to use the Chartered Financial Analyst designation.

Ann M. Holcomb has been with T. Rowe Price since 1996. She earned a B.A. in Mathematics from Goucher College and an M.S. in Finance from Loyola College. Ms. Holcomb has earned the right to use the Chartered Financial
Analyst designation.

Robert W. Sharps has been with T. Rowe Price since 1997. He earned a B.S. in Accounting from Towson University and an M.B.A. in Finance from the Wharton School, University of Pennsylvania. He has earned the right to use the
Chartered Financial Analyst designation and the Certified Public Accountant accreditation.

Sub-Advisor: Turner Investment Partners, Inc. (“Turner”), 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312,
formed in 1990, is an employee-owned investment management firm.

Turner is the sub-advisor for a portion of the assets of the MidCap Growth Fund III.

Turner takes a team approach to investment management. The lead portfolio manager, and decision maker for all transactions is Christopher McHugh. Mr. McHugh is supported by the Growth Equity Team, which is comprised of 24 additional sector analysts who make buy and sell recommendations in their areas of expertise.

Christopher K. McHugh is a co-founder of Turner. He earned a B.S. in Accounting from Philadelphia University and an M.B.A. in Finance from St. Joseph’s University.

183

Sub-Advisor: Vaughan Nelson Investment Management, LP (“Vaughan Nelson”), 600 Travis Street, Suite 6300,
Houston, Texas 77002, was founded in 1970 and is a wholly-owned affiliated under Natixis Global
Asset Management.

Vaughan Nelson is the sub-advisor for a portion of the assets of the SmallCap Value Fund II.

The portfolio managers operate as a team making portfolio composition and buy/sell decisions. However, Chris
Wallis, as team leader, has final decision-making authority.

Chris D. Wallis has been with Vaughan Nelson since 1999. He earned a B.B.A. in Accounting from Baylor University and an M.B.A. from Harvard Business School. Mr. Wallis has earned the right to use the Chartered Financial Analyst designation.

Scott J. Weber has been with Vaughan Nelson since 2003. He earned a B.S. in Natural Resources from The
University of the South and an M.B.A. from Tulane University. Mr. Weber has earned the right to use the Chartered
Financial Analyst designation.

Sub-Advisor: Westwood Management Corp. (“Westwood”), 200 Crescent Court, Suite 1200, Dallas, Texas
75201, a New York corporation formed in 1983, is a wholly owned subsidiary of Westwood Holdings
Group, Inc.

Westwood is the sub-advisor for a portion of the assets of the LargeCap Value Fund III.

The day-to-day portfolio management is shared by a portfolio management team that has responsibility for security research and portfolio management.

Susan M. Byrne founded Westwood in 1983. She attended the University of California at Berkeley.

Lisa Dong has been with Westwood since 2000 and part of the large cap team since 2008. She earned a BA in
English Language and Literature from East China Normal University and an MBA from Texas Christian University with a concentration in Finance. Ms. Dong has earned the right to use the Chartered Financial Analyst designation.

Mark R. Freeman has been with Westwood since 1999. He earned a B.A. in Economics from Millsaps College and an M.S. in Economics from Louisiana State University. Mr. Freeman has earned the right to use the Chartered
Financial Analyst designation.

Scott D. Lawson has been with Westwood since 2003. He earned a B.S. in Economics from Texas Christian
University and an M.B.A. from St. Louis University. Mr. Lawson has earned the right to use the Chartered Financial
Analyst designation.

Jay K. Singhania has been with Westwood since 2001. He earned a B.B.A. in Finance from the University of Texas at Austin and participated in its M.B.A. Undergraduate Financial Analyst Program, specializing in the Energy sector.
Mr. Singhania has earned the right to use the Chartered Financial Analyst designation.

184

Fees Paid to Principal
Each Fund pays Principal a fee for its services, which includes the fee Principal pays to the Sub-Advisor. The fee each Fund paid (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2010 was:

Bond & Mortgage Securities	0.52%	Principal LifeTime 2010	0.03%
Diversified International	0.88%	Principal LifeTime 2020	0.03%
Government & High Quality Bond	0.50%	Principal LifeTime 2030	0.03%
Income	0.50%	Principal LifeTime 2040	0.03%
Inflation Protection	0.40%	Principal LifeTime 2050	0.03%
International Emerging Markets	1.18%	Principal LifeTime Strategic Income	0.03%
International Growth	0.98%	Real Estate Securities	0.83%
LargeCap Blend II	0.74%	SAM Balanced Portfolio	0.34%
LargeCap Growth	0.63%	SAM Conservative Balanced Portfolio	0.34%
LargeCap Growth I	0.62%*	SAM Conservative Growth Portfolio	0.34%
LargeCap Growth II	0.93%	SAM Flexible Income Portfolio	0.34%
LargeCap S&P 500 Index	0.15%	SAM Strategic Growth Portfolio	0.34%
LargeCap Value	0.44%	Short-Term Income	0.43%
LargeCap Value III	0.77%	SmallCap Blend	0.88%
MidCap Blend	0.64%	SmallCap Growth	0.82%
MidCap Growth	0.65%	SmallCap Growth I	1.10%
MidCap Growth III	0.97%	SmallCap Growth II	1.00%
MidCap S&P 400 Index	0.15%	SmallCap S&P 600 Index	0.15%
MidCap Value I	0.98%	SmallCap Value	0.75%
MidCap Value III	0.65%	SmallCap Value II	0.99%
Money Market	0.38%

* Management Fees have been restated to reflect current fees. Effective July 1, 2010, Management Fees were reduced.

A discussion regarding the basis for the Board of Directors approval the management agreement with Principal and the sub-advisory agreements with each Sub-Advisor is available in the semi-annual report to shareholders for the period ended April 30, 2010 and in the annual report to shareholders for the fiscal year ended October 31, 2010.

Voluntary Waivers
All Funds (Except Money Market Fund)
The Distributor has voluntarily agreed to limit the Fund’s Distribution and/or Service (12b-1) Fees normally payable by the Fund. The expense limit will maintain the level of Distribution and/or Service (12b-1) Fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J shares. The expense limit may be terminated at any time.

Money Market Fund
Principal has voluntarily agreed to limit the Fund's expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at anytime.

185

Manager of Managers
The Fund operates as a Manager of Managers. Under an order received from the SEC, the Fund and Principal, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:
• hire one or more Sub-Advisors;
• change Sub-Advisors; and
• reallocate management fees between itself and Sub-Advisors.

Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund's reliance on the order; however, only the Inflation
Protection, LargeCap Blend II, LargeCap Growth I, LargeCap Growth II, LargeCap Value III, MidCap Growth III,
MidCap Value I, MidCap Value III, SmallCap Growth I, SmallCap Growth II, and SmallCap Value II Funds intend to rely on the order.

PRICING OF FUND SHARES

Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday/
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas).
The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order at our transaction processing center in Canton, Massachusetts. To process your purchase order on the day we receive it, we must receive the order (with complete information):
• on a day that the NYSE is open and
• prior to the close of trading on the NYSE (normally 3 p.m. Central Time).
Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

For all Funds, except the Money Market Fund, the share price is calculated by:
• taking the current market value of the total assets of the Fund
• subtracting liabilities of the Fund
• dividing the remainder proportionately into the classes of the Fund
• subtracting the liability of each class
• dividing the remainder by the total number of shares outstanding for that class.

With respect to the Principal LifeTime Funds and SAM Portfolios, which invest in other registered investment company Funds, each Fund's NAV is calculated based on the NAV of such other registered investment company funds in which the fund invests.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the
Statement of Additional Information.

186

NOTES:
•	If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

•	A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a
Fund's NAV are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open.
The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated.

Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If
Principal believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund's NAV will be calculated, using the policy adopted by the Fund.
These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the
Fund may change on days when shareholders are unable to purchase or redeem shares.

•	Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The
Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Principal Funds, Inc. offers funds in multiple share classes: A, B, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, and P.
Funds available in multiple share classes have the same investments, but differing expenses. Class J shares are available in this prospectus.

Class J shares are currently available only through registered representatives of:
•	Princor who are also employees of Principal Life (These registered representatives are sales counselors of
Principal Connection, a distribution channel used to directly market certain products and services of the companies of the Principal Financial Group.);
•	selected broker-dealers selling Class J shares in conjunction with health savings accounts; and
•	selected broker-dealers that have entered into a selling agreement to offer Class J shares.

For more information about Class J shares of the Funds, please call the Connection at 1-800-243-4380, extension
1000.

Fill out the Principal Funds (or the IRA, SEP or SIMPLE) application completely. You must include:
•	the name you want to appear on the account;
•	the Principal Funds in which you want to invest;
•	the amount of the investment;
•	your Social Security number; and
•	other required information.

187

The Fund requires a minimum initial investment of $1,000. Subsequent investment minimums are $100.

• Principal Funds may reject or cancel any purchase orders for any reason. For example, Principal Funds does not intend to permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, Principal
Funds may reject any purchase orders from market timers or investors that, in Principal's opinion, may be disruptive to the Funds. For these purposes, Principal may consider an investor's trading history in the Funds or other Funds sponsored by Principal Life and accounts under common ownership or control. Principal may recommend to the Board, and the Board may elect, to close certain funds to new and existing investors.

• If you are making an initial purchase of Principal Funds of $1,000,000 or more and have selected Class J shares, the purchase will be of Class A shares of the Fund(s) you have selected. If you are making subsequent purchases into your existing Principal Funds Class J share accounts and the combined value of the subsequent investment and your existing Class A, Class B, Class C, and Class J share accounts combined for Rights of
Accumulation purposes exceeds $1,000,000, the subsequent investment will be applied to purchase Class A shares of the Fund(s) you have selected. Purchases made by you, your spouse or domestic partner, your children, the children of your spouse or domestic partner up to and including the age of 25 and/or a trust created by or primarily for the benefit of such persons (together “a Qualified Purchaser”) will be combined along with the value of existing Class A, B, C, and J shares of Principal Funds owned by such persons, to determine the applicable sales charge. Class A shares of Money Market Fund are not included in the calculation unless they were acquired in exchange from other Principal Funds shares.

However, if you have selected a Fund which does not offer A shares, we will contact you for instructions as to how to allocate your purchase. As of the date of this prospectus, the following Funds do not offer Class A shares:
Bond Market Index, LargeCap Blend II, LargeCap Growth I, LargeCap Growth II, LargeCap Value III, MidCap
Growth, MidCap Growth III, MidCap S&P 400 Index, MidCap Value I, MidCap Value III, SmallCap Growth I,
SmallCap Growth II, SmallCap S&P 600 Index, and SmallCap Value II.

• The minimum investment applies on a per Fund level, not on the total investment being made.

To eliminate the need for safekeeping, Principal Funds will not issue certificates for shares. Principal Funds may periodically close to new purchases of shares or refuse any order to buy shares if Principal determines that doing so would be in the best interests of Principal Funds and its shareholders.

Accounts with foreign addresses cannot be established. If an existing shareholder with a U.S. address moves to a foreign location and updates the address on the shareholder's account, we are unable to process any purchases or exchanges on that account.

Payments are to be made via personal or financial institution check (for example, a bank or cashier's check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, starter checks, money orders, travelers' checks, credit card checks, and foreign checks.

Payment. Payment for shares of Principal Funds purchased as a direct rollover IRA is made by the retirement plan trustees. Payment for other shares is generally made via personal check or cashiers check. We consider your purchase of Fund shares by check to be your authorization to make an automated clearing house (“ACH”) debit entry to your account. Shares purchased by check may be sold only after the check has cleared your bank, which may take up to 7 calendar days.

Your Financial Professional can help you buy shares of Principal Funds by mail, through bank wire, direct deposit or
Automatic Investment Plan. Contact Principal Funds at 1-800-222-5852 to obtain bank wire instructions. No wires are accepted on days when the NYSE is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed).

188

Direct Deposit
Your Financial Professional can help you make a Direct Deposit from your paycheck (if your employer approves) or from a government allotment. Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Funds account(s). You will receive a Direct Deposit Authorization Form to give to your employer or the governmental agency (either of which may charge a fee for this service). Shares will be purchased on the day the ACH notification is received by the transfer agent’s bank. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.

Automatic Investment Plan
Your Financial Professional can help you establish an Automatic Investment Plan. You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day of the month the deduction is to be made. If that date is a non-trading day, we will process the deduction on the next trading day. If the next trading day falls in the next month or year, we will process the deduction on the day prior to your selected day. The minimum initial investment is waived if you set up an Automatic Investment Plan when you open your account. Minimum monthly purchase is $100 per Fund.

NOTE: No salesperson, broker-dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by Principal Funds, a Fund,
Principal, any Sub-Advisor, or PFD.

REDEMPTION OF FUND SHARES

After you place a sell order in proper form, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC. There is no additional charge for a sale of shares; however, you will be charged a $10 wire fee if you have the sale proceeds wired to your bank. Generally, the sale proceeds are sent out on the next business day* after the sell order has been placed. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). A
Fund can only sell shares after your check making the Fund investment has cleared your bank, which may take up to
7 calendar days. A sell order from one owner is binding on all joint owners.
* a day when the NYSE is open for normal business

Distributions from IRA, SEP, SIMPLE, and SAR-SEP accounts may be taken as:
• lump sum of the entire interest in the account,
• partial interest in the account, or
• periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.
Tax penalties may apply to distributions before the participant reaches age 59 1/2.

Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.

Generally, sales proceeds checks are:
• payable to all owners on the account (as shown in the account registration) and
• mailed to the address on the account (if not changed within last 15 days) or previously authorized bank account.

For other payment arrangements, please call Principal Funds. You should also call Principal Funds for special instructions that may apply to sales from accounts:
• when an owner has died;
• for certain employee benefit plans; or
• owned by corporations, partnerships, agents, or fiduciaries.

Payment for shares sold is generally sent the business day after the sell order is received. Under unusual circumstances, Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

189

Within 60 calendar days after the sale of J shares, you may reinvest the amount of the sale proceeds into any
Principal Funds Class J shares fund; shares purchased by redemption proceeds are not subject to the eighteen month CDSC. It is the responsibility of the shareholder to notify the Fund at the time of repurchase if the purchase proceeds are from a redemption of the Fund within the past 60 days.

The transaction is considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested.
If a loss is realized on the sale, the reinvestment may be subject to the “wash sale” rules resulting in the postponement of the recognition of the loss for tax purposes.

CDSC-Free withdrawal privilege. Sales may be subject to a CDSC. Redemption of Class J shares made through a systematic withdrawal plan in an amount of up to 1.00% per month (measured cumulatively with respect to non-
monthly plans) of the value of the Fund account at the time, and beginning on the date, the systematic withdrawal plan is established) may be made without a CDSC. The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privileges for any following year.

Sell shares by mail:
• Send a distribution form (available at www.PrincipalFunds.com or by calling 1-800-222-5852) which is signed by the owner/owners of the account to:
Principal Funds
P.O. Box 55904
Boston, MA 02205
• Medallion Signature Guarantee* will be required if the:
• sell order is for more than $100,000;
• wire or ACH is being sent to a shareholder's U.S. bank account not previously authorized or the request does not include a voided check or deposit slip indicating a common owner between the bank account and mutual fund account;
• check is being sent to an address other than the account address;
• account address has been changed within 15 days of the sell order; or
• check is payable to a party other than the account shareholder(s), Principal Life or a retirement plan trustee or custodian that has agreed in writing to accept a transfer of assets from the Fund.
* If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guarantee by a notary public or savings bank is not acceptable.

Sell shares in amounts of $100,000 or less by telephone
• The combined amount requested from all funds to which the redemption request relates is $100,000 or less.
• The address on the account must not have been changed within the last 15 days and telephone privileges must apply to the account from which the shares are being sold.
• If our phone lines are busy, you may need to send in a written sell order.
• To sell shares the same day, the order must be received in good order before the close of normal trading on the
NYSE (generally 3:00 p.m. Central Time).
• Telephone redemption privileges are NOT available for Principal Funds 403(b) plans and certain employee sponsored benefit plans.
• If previously authorized, checks can be sent to a shareholder's U.S. bank account.

Systematic withdrawal plans
You may set up a systematic withdrawal plan on a monthly, quarterly, semiannual or annual basis to:
• sell enough shares to provide a fixed amount of money ($100 minimum amount; the required minimum is waived to the extent necessary to meet required minimum distributions as defined by the Internal Revenue Code);
• pay insurance or annuity premiums or deposits to Principal Life (call us for details); and
• provide an easy method of making monthly installment payments (if the service is available from your creditor who must supply the necessary forms).
• You can set up a systematic withdrawal plan by:
• completing the applicable section of the application; or
• sending us your written instructions; or
• calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).

190

Your systematic withdrawal plan continues until:
• you instruct us to stop; or
• your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none is selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.

Sales made under your systematic withdrawal plan will reduce and may eventually exhaust your account. The Funds do not normally accept purchase payments while a systematic withdrawal plan is in effect (unless the purchase represents a substantial addition to your account).

The Fund from which the systematic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.

Distributions in Kind. Payment for shares of the Funds tendered for redemption is ordinarily made by check.
However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

EXCHANGE OF FUND SHARES

Your shares in the Funds may be exchanged without a CDSC for the same share class of any other Principal Funds.
However, the original purchase date of the shares from which an exchange is made is used to determine if newly acquired shares are subject to a CDSC when they are sold. The Fund reserves the right to revise or terminate the exchange privilege at any time.

You may exchange shares by:
• sending a written request to:
Principal Funds
P.O. Box 55904
Boston, MA 02205
• completing an Exchange Authorization Form (available on www.principalfunds.com or by calling 1-800-222-
5852).
• via the Internet at www.principalfunds.com.
• calling us, if you have telephone privileges on the account.

Automatic Exchange Election
This election authorizes an exchange from one Principal Funds to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:
• completing an automatic Exchange Election form available on www.principalfunds.com,
• completing the Automatic Exchange Election section of the application,
• calling us if telephone privileges apply to the account from which the exchange is to be made, or
• sending us your written instructions.

Your automatic exchange continues until:
• you instruct us to stop by calling us if telephone privileges apply to the account or by sending us your written instructions; or
• your Fund account balance is zero.

You may specify the day of the exchange (if none is selected, the exchange will be made on the 15th of the month).
If the selected day is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.

191

General
• An exchange by any joint owner is binding on all joint owners.
• If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and broker-dealer of record as the account from which the shares are being exchanged.
• All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
• You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
• For an exchange to be effective the day we receive your instruction, we must receive the instruction in good order at our transaction processing center in Canton, Massachusetts before the close of normal trading on the
NYSE (generally 3 p.m. Central Time).

When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:
• accounts with identical ownership,
• an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership,
• a single owner to a Uniform Transfer to Minors Act ("UTMA") account if the owner of the single owner account is also the custodian on the UTMA account, or
• a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).

The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase.

Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Principal Funds available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.

DIVIDENDS AND DISTRIBUTIONS

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Funds pay their net investment income to shareholders of record on the business day prior to the payment date. The payment schedule is as follows:
• The Bond & Mortgage Securities, Government & High Quality Bond, Income, Inflation Protection, and Short-Term
Income Funds declare dividends of their daily net investment income each day their shares are priced. The
Funds pay out their accumulated declared dividends monthly.
• The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced.
On the 20th day of each month (or the previous business day) the Fund will distribute its accumulated declared dividends. You may ask to have your dividends paid to you in cash. If you do not request cash payment, your dividend will be applied to purchase additional shares of the Fund monthly.
• The SAM Flexible Income Portfolio pays its net investment income monthly.
• The Real Estate Securities Fund and the SAM Conservative Balanced, and SAM Balanced Portfolios each pay their net investment income quarterly in March, June, September, and December.
• The other Funds pay their net investment income annually in December.
For more details on the payment schedule, go to www.principalfunds.com.

Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

192

Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid. However, you may authorize the distribution to be:
• invested in shares of another fund of Principal Funds without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or
• paid in cash, if the amount is $10 or more.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held.
Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes.
In that case, the Fund's yield on those securities would be decreased.

To the extent that distributions the Funds pay are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company
Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

Frequent purchases and redemptions pose a risk to the Funds because they may:
• Disrupt the management of the Funds by:
• forcing the Funds to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Funds; and
• causing unplanned portfolio turnover;
• Hurt the portfolio performance of the Funds; and
• Increase expenses of the Funds due to:
• increased broker-dealer commissions and
• increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage.

The Funds have adopted procedures to "fair value" foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Funds. The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds.
The Funds monitor shareholder trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Funds and their shareholders may be harmed. The harm of undetected excessive trading in shares of the underlying Funds in which the Principal LifeTime Funds or Strategic Asset Management Funds invest could flow through to the Principal LifeTime Funds and Strategic Asset Management Funds as they would for any Fund shareholder. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above may harm the
Funds.

193

If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
• Rejecting exchange instructions from the shareholder or other person authorized by the shareholder to direct exchanges;
• Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;
• Limiting the number of exchanges per year; and
• Taking other such action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange and return the account holdings to the positions held prior to the exchange. We will give the shareholder that requested the exchange notice in writing in this instance.

TAX CONSIDERATIONS

Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions from IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.

Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares.
For taxable years beginning before January 1, 2013, distributions of investment income properly designated by the
Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains.

Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.

Because of tax law requirements, you must provide the Funds with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of 28%.

Any gain resulting from the sale, redemption, or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.

194

THE COSTS OF INVESTING

Fees and Expenses of the Funds
The Class J shares of the Funds are sold without a front-end sales charge. There is no sales charge on shares purchased with reinvested dividends or other distributions.

One-time Fees
• If you sell your Class J shares within 18 months of purchase, a contingent deferred sales charge (CDSC) may be imposed on the shares sold. The CDSC, if any, is determined by multiplying by 1.00% the lesser of the market value at the time of redemption or the initial purchase price of the shares sold.
• The CDSC is waived on shares:
• redeemed that were purchased pursuant to the Small Amount Force Out program (SAFO);
• redeemed within 90 days after an account is re-registered due to a shareholder's death; or
• redeemed due to a shareholder's disability (as defined in the Internal Revenue Code) provided the shares were purchased prior to the disability;
• redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
• sold using a systematic withdrawal plan (up to 1% per month (measured cumulatively with respect to non-
monthly plans) of the value of the Fund account at the time, and beginning on the date, the systematic withdrawal plan is established);
• that were redeemed from retirement plans to satisfy excess contribution rules under the Internal Revenue
Code; or
• of the Money Market Fund redeemed within 30 days of initial purchase if the redemption proceeds are transferred to another Principal IRA, defined as either a fixed or variable annuity issued by Principal Life
Insurance Company to fund an IRA, a Principal Bank IRA product, or a WRAP account IRA sponsored by
Princor Financial Services Corporation.

Ongoing Fees
Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the
Funds.

Each Principal LifeTime Fund and SAM Portfolio, as a shareholder in the underlying fund, bears its pro rata share of the operating expenses incurred by each underlying fund. The investment return of each Principal LifeTime Fund and
SAM Portfolio is net of the underlying funds' operating expenses.

Each of the Funds pays ongoing fees to Principal and others who provide services to the Fund. These fees include:
• Management Fee - Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Funds.
• Distribution Fee - Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment
Company Act of 1940 for its Class J shares. Under the plan, the Class J shares of each Fund pays a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Because they are ongoing fees, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.
• Other Expenses - A portion of expenses that are allocated to all classes of the Fund. An example includes a
Transfer Agent Fee (Principal Shareholder Services, Inc. (“PSS”) has entered into a Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to the Class J shares of the Fund. These services are currently provided at cost). Also, Class J shares of the Funds also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Class J shareholders, the cost of shareholder meetings held solely for Class J shares, and other operating expenses of the Fund.
• Acquired Fund Fees and Expenses - fees and expenses charged by other investment companies in which a
Fund invests a portion of its assets.

195

DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION

Distribution and/or Service (12b-1) Fees
Principal Funds Distributor, Inc. ("PFD" or the "Distributor") is the distributor for the Class J shares of Principal Funds,
Inc. PFD is an affiliate of Principal Life Insurance Company and with it is a subsidiary of Principal Financial Group,
Inc. and member of the Principal Financial Group®.

Principal Funds has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act for the
Class J shares of Principal Funds. Under the 12b-1 Plans, each Fund makes payments from its assets attributable to the particular share class to the Fund's Distributor for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 plans are made by the Funds to the Distributor pursuant to the 12b-1 plans regardless of the expenses incurred by the Distributor. When the Distributor receives Rule 12b-1 fees, it may pay some or all of them to intermediaries whose customers are shareholders of the funds for sales support services and for providing services to shareholders of that share class. Intermediaries may include, among others, broker-dealers and banks. Because Rule 12b-1 fees are paid out of Fund assets and are ongoing fees, over time they will increase the cost of your investment in the Funds and may cost you more than other types of sales charges.

The maximum annual Rule 12b-1 fee for distribution related expenses and/or for providing services to shareholders
(as a percentage of average daily net assets) for each of the Funds are set forth below:

Maximum Annualized
Fund	Rule 12b-1 Fee
All Funds (except Money Market Fund)	0.45%
Money Market Fund	0.25%

As of the date of this prospectus the Distributor has voluntarily agreed to reduce the 12b-1 fee from 0.45% to 0.30%;
this reduction may be terminated at any time. The effect of this reduction will be to lower each Fund's total operating expenses and increase the Fund's total return.
Payments under the 12b-1 plan will not automatically terminate for funds that are closed to new investors or to additional purchases by existing shareholders. The fund Board will determine whether to terminate, modify or leave unchanged the 12b-1 plan at the time the board directs the closure of the fund.

The Distributor generally uses Rule 12b-1 fees to finance any activity that is primarily intended to result in the sale of shares and for providing services to shareholders of the share class. Examples of such sales or distribution expenses include compensation to salespeople and selected broker-dealers (including financing the commission paid to the broker-dealer at the time of the sale), printing of prospectuses and statements of additional information and reports for other than existing shareholders, and preparing and conducting sales seminars. Examples of services to shareholders include furnishing information as to the status of shareholder accounts, responding to telephone and written inquiries of shareholders, and assisting shareholders with tax information.

Payments to Financial Professionals and Their Firms
Shares of the Fund are sold primarily through a broker-dealer or other financial intermediary, such as a bank.
Intermediaries market and sell shares of the Funds and/or provide services to the Funds' shareholders. These intermediaries receive compensation from the Distributor and its affiliates for selling shares of the Funds, making referrals and/or providing services to the Funds' shareholders. The Distributor and its affiliates may fund this compensation from various sources, including any sales charge and/or Rule 12b-1 fee that the shareholder or the
Funds pay to the Distributor.

The Distributor and/or its affiliates provide services to and/or funding vehicles for retirement plans and employer sponsored benefits. The Distributor and its affiliates may pay a bonus or other consideration or incentive to broker-
dealers if a participant in such a retirement plan establishes a rollover individual retirement account with the assistance of a registered representative of an affiliate of Distributor, if the broker-dealer sold the funding vehicle the retirement plan utilizes or based on the broker-dealer's relationship to the retirement plan. The Distributor and its affiliates may pay a bonus or other consideration or incentive to broker-dealers if an employee covered under an employer sponsored benefit purchases a product from an affiliate of Distributor with the assistance of a registered representative of an affiliate of Distributor, if the broker-dealer sold the funding vehicle the employer sponsored benefit utilizes or based on the broker-dealer’s relationship to the employer sponsored benefit. The broker-dealer may pay to its Financial Professionals some or all of the amounts the Distributor and its affiliates pay to the broker-
dealer.

196

The Distributor and its affiliates may, from time-to-time, at its expense or through use of amounts it receives from the
Fund through Rule 12b-1 fees, pay a bonus or other consideration or incentive to broker-dealers who have sold or may sell significant amounts of shares. Any such bonus or incentive program will not change the price paid by investors for the purchase of the Funds' shares or the amount that any particular Fund receives as the proceeds from such sales. In addition, the Distributor and its affiliates may provide financial support to broker-dealers that sell shares of the Funds. This support is based primarily on the amount of sales of fund shares and/or total assets in the
Funds. The amount of support may be affected by total sales; net sales; levels of redemptions; the broker-dealers'
support of, and participation in, Distributor's marketing programs and the extent of a broker-dealer's marketing programs relating to the Funds. Financial support to broker-dealers may be made from payments from resources of
Distributor or its affiliates, from its retention of underwriting concessions and from Rule 12b-1 fees.

Additionally, in some cases the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training and marketing efforts related to the Funds. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases the Distributor will also provide payment or reimbursement for expenses associated with transactions ("ticket") charges and general marketing expenses.

For more information, see the Statement of Additional Information (SAI). The amounts paid to intermediaries vary by share class and may vary by fund.

The payments described in this prospectus may create a conflict of interest by influencing your Financial Professional or your intermediary to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your Financial Professional or visit your intermediary's website for more information about the total amounts paid to them by Principal and its affiliates, and by sponsors of other mutual funds your
Financial Professional may recommend to you.

Your intermediary may charge you additional fees other than those disclosed in this prospectus. Ask your Financial
Professional about any fees and commissions they charge.

FUND ACCOUNT INFORMATION

Statements
You will receive quarterly statements for the Funds you own. The statements provide the number and value of shares you own, transactions during the period, dividends declared or paid and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell or exchange shares in the Principal Funds, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information - what you bought or sold, the amount of the transaction, and other vital data.

Certain purchases and sales are only included on your quarterly statement. These include accounts:

•	when the only activity during the quarter:
	•	is purchase of shares from reinvested dividends and/or capital gains;
	•	are purchases under an Automatic Investment Plan;
	•	are sales under a Systematic Withdrawal Plan; or
	•	are purchases or sales under an Automatic Exchange Election.
•	used to fund certain individual retirement or individual pension plans; or
•	established under a payroll deduction plan.

If you need information about your account(s) at other times, you may:
•	access your account on the internet at www.principalfunds.com,
•	call our Automated Telephone System, 7 days a week, 24 hours a day at 1-800-222-5852, option 1, or
•	call us at 1-800-222-5852. (Our office generally is open Monday through Friday between 7 a.m. and 7 p.m.
Central Time).

197

Orders Placed by Intermediaries
Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third party administrator or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries ("sub-designees") to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund and pays for it in accordance with the agreement, the Fund will price the order at the next net asset value per share it computes after your intermediary or sub-designee received your order.

Note: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-
designee will accept orders may change in the case of an emergency or if the New York Stock Exchange closes at a time other than 3 p.m. Central Time.

Signature Guarantees
Certain transactions require a Medallion Signature Guarantee. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guarantee by a notary public or savings bank is not acceptable. Signature guarantees are required:

• if you sell more than $100,000 (in the aggregate) from the Funds;
• if a sales proceeds check is payable to other than the account shareholder(s), Principal Life, Principal Bank, or
Princor Financial Services Corporation payable through Pershing;
• to change ownership of an account;
• to add wire or ACH redemption privileges to a U.S. bank account not previously authorized if there is not a common owner between the bank account and mutual fund account;
• to change bank account information designated under an existing systematic withdrawal plan if there is not a common owner between the bank account and mutual fund account;
• to exchange or transfer among accounts with different ownership; and
• to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 15 days.

Special Plans
The Funds reserve the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, systematic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the contingent deferred sales charge for certain purchasers. You will be notified of any such action to the extent required by law.

Minimum Account Balance
Each Fund has a minimum required account balance of $1000. The Fund reserves the right to redeem all shares in your account if the value of your account falls below $1000. The Fund will mail the redemption proceeds to you. An involuntary redemption of a small account will not be triggered by market conditions alone. The Fund will notify you before involuntarily redeeming your account. You will have 30 days to make an additional investment of an amount that brings your account up to the required minimum. The Funds reserve the right to increase the required minimum.

Telephone and Internet Instructions
The Funds reserve the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a Personal
Identification Number, requesting personal identification information (name, address, phone number, social security number, birth date, security phrase, etc.) and sending written confirmation to the shareholder's address of record.
Instructions received from one owner is binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/trust unless we have a written notification requiring that written instructions be executed by more than one authorized person.

198

Householding
To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each prospectus, annual and semi-annual reports will be mailed. In addition, your account information may be included with other householded accounts on the same quarterly and annual statements. The consolidation of these mailings, called householding, benefits the Principal
Funds and our shareholders through reduced printing and mailing expenses. If you prefer to receive multiple copies of these materials, you may write or call the Principal Funds at 1-800-222-5852. Householding will be stopped within thirty (30) days after we receive your request.

Multiple Translations
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

Procedures for Opening an Account
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.
If concerns arise with verification of your identity, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identify on a timely basis, we may close your account or take such other action as we deem appropriate.

Financial Statements
Shareholders will receive annual financial statements for the Funds, audited by the Funds' independent registered public accounting firm. Shareholders will also receive a semiannual financial statement that is unaudited.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by Ernst & Young LLP, Independent Registered Public
Accounting Firm, whose report, along with each Fund’s financial statements, is included in Principal Funds, Inc.
Annual Report to Shareholders for the fiscal year ended October 31, 2010, which is available upon request, and incorporated by reference into the SAI.

To request a free copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-222-5852.

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FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions		Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Tax Return	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on Investment	Investment	Investment	Realized	of Capital	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distribution	Distributions	of Period
BOND & MORTGAGE SECURITIES FUND
Class J shares
2010	$9 .74	$0 .40	$0 .81	$1 .21	($0 .32)	$–	$–	($0 .32)	$10.63
2009	8.56	0.43	1 .11	1 .54	(0 .36)	–	–	(0 .36)	9 .74
2008	10 .55	0 .48	(2 .01)	(1 .53)	(0 .46)	–	–	(0 .46)	8 .56
2007	10 .71	0 .51	(0 .17)	0 .34	(0 .50)	–	–	(0 .50)	10 .55
2006	10 .67	0 .43	0 .04	0 .47	(0 .43)	–	–	(0 .43)	10 .71
DIVERSIFIED INTERNATIONAL FUND
Class J shares
2010	8.59	0.08	1 .14	1 .22	(0 .11)	–	–	(0 .11)	9 .70
2009	7.37	0.09	1 .28	1 .37	(0 .15)	–	–	(0 .15)	8 .59
2008	17 .16	0 .16	(7 .90)	(7 .74)	(0 .08)	(1 .97)	–	(2 .05)	7 .37
2007	14 .21	0 .11	4 .22	4 .33	(0 .11)	(1 .27)	–	(1 .38)	17 .16
2006	11 .32	0 .09	3 .26	3 .35	–	(0 .46)	–	(0 .46)	14 .21
GOVERNMENT & HIGH QUALITY BOND FUND
Class J shares
2010	10 .90	0 .40	0 .43	0 .83	(0 .43)	–	–	(0 .43)	11 .30
2009(e)	10 .68	0 .38	0 .23	0 .61	(0 .39)	–	–	(0 .39)	10 .90
INCOME FUND
Class J shares
2010	9.28	0.48	0 .41	0 .89	(0 .50)	–	–	(0 .50)	9 .67
2009(h)	9.24	0.04	0 .04	0 .08	(0 .04)	–	–	(0 .04)	9 .28
INFLATION PROTECTION FUND
Class J shares
2010	7.51	0.10	0 .67	0 .77	(0 .11)	–	–	(0 .11)	8 .17
2009	7.08	0.03	0 .41	0 .44	(0 .01)	–	–	(0 .01)	7 .51
2008	9.45	0.46	(2 .02)	(1 .56)	(0 .69)	–	(0.12)	(0 .81)	7 .08
2007	9.60	0.38	(0 .13)	0 .25	(0 .40)	–	–	(0 .40)	9 .45
2006	9.81	0.53	(0 .23)	0 .30	(0 .50)	(0 .01)	–	(0 .51)	9 .60
INTERNATIONAL EMERGING MARKETS FUND
Class J shares
2010	20 .05	0 .07	4 .78	4 .85	(0 .08)	–	–	(0 .08)	24 .82
2009	13 .32	0 .13	6 .67	6 .80	(0 .07)	–	–	(0 .07)	20 .05
2008	38 .42	0 .19	(19 .52)	(19 .33)	(0 .08)	(5 .69)	–	(5 .77)	13 .32
2007	24 .00	0 .23	16 .01	16 .24	(0 .07)	(1 .75)	–	(1 .82)	38 .42
2006	18 .95	0 .14	6 .85	6 .99	(0 .01)	(1 .93)	–	(1 .94)	24 .00

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

				Ratio of Gross	Ratio of Net
	Net Assets, End of	Ratio of Expenses	Ratio of Expenses to Average Net	Expenses to	Investment Income	Portfolio
	Period (in	to Average Net	Assets (Excluding Reverse	Average Net	to Average Net	Turnover
Total Return	thousands)	Assets	Repurchase Agreement Expense)	Assets(i)	Assets	Rate

12.71%(b)	$209,290	1.08%	N/A	1 .15%	3.98%	357 .4%
18.65 (b)	191,259	1.12	N/A	1 .17	4.93	365 .1
(15.03) (b)	186,176	1.08	N/A	–	4.87	302 .6
3.22 (b)	251,634	1.18	N/A	–	4.75	259 .1
4.49 (b)	237,417	1.28	1.23% (c)	1 .29	4.10	274 .5

14.31 (b)	179,226	1.51	N/A	1 .58	0.86	105 .9
19.01 (b)	166,334	1.55	N/A	1 .60	1.29	115 .6
(50.57) (b)	145,271	1.50	N/A	–	1.29	101 .5
33.05 (b)	307,754	1.52	N/A	–	0.72	111 .3 (d)
30.50 (b)	192,920	1.59	N/A	–	0.69	107 .5

7.73 (b)	112,730	1.00	N/A	1 .20	3.63	51 .2
5.87 (b),(f)	94,354	1.00 (g)	N/A	1 .29 (g)	3.96 (g)	26 .6 (g)

9.91 (b)	36,124	1.10	N/A	1 .75	5.02	13 .1
0.92 (b),(f)	1,631	1.10 (g)	N/A	5 .78 (g)	5.24 (g)	30 .6 (g)

10.40 (b)	7,613	1.15	N/A	1 .33	1.31	85 .3
6.20 (b)	6,443	1.15	N/A	1 .46	0.49	109 .5
(18.05) (b)	7,961	1.15	N/A	–	5.30	32 .3
2.64 (b)	6,004	1.15	N/A	–	4.00	88 .2
3.08 (b)	5,650	1.21	1.21 (c)	2 .81	5.49	51 .4

24.23 (b)	205,507	1.83	N/A	1 .90	0.32	102 .1
51.33 (b)	183,286	1.89	N/A	1 .94	0.85	133 .4
(58.50) (b)	113,241	1.80	N/A	–	0.75	127 .6
72.25 (b)	307,022	1.80	N/A	–	0.82	141 .6
39.45 (b)	141,628	2.04	N/A	–	0.62	134 .0

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Excludes interest expense paid on borrowings through reverse repurchase agreements.
(d) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM International Growth Fund.
(e) Period from December 15, 2008, date operations commenced, through October 31, 2009.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Period from September 30, 2009, date operations commenced, through October 31, 2009.
(i) Excludes expense reimbursement from Manager and/or Underwriter.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions		Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Tax Return	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	of Capital	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distribution	Distributions	of Period
INTERNATIONAL GROWTH FUND
Class J shares
2010	$7 .58	$0 .05	$0 .94	$0 .99	($0 .08)	$–	$–	($0 .08)	$8 .49
2009	6.77	0.06	0 .85	0 .91	(0 .10)	–	–	(0 .10)	7 .58
2008	15 .17	0 .10	(7 .25)	(7 .15)	(0 .03)	(1 .22)	–	(1 .25)	6 .77
2007	13 .00	0 .08	3 .37	3 .45	(0 .03)	(1 .25)	–	(1 .28)	15 .17
2006	11 .20	0 .03	2 .78	2 .81	(0 .02)	(0 .99)	–	(1 .01)	13 .00
LARGECAP BLEND FUND II
Class J shares
2010	7.73	0.05	1 .05	1 .10	(0 .07)	–	–	(0 .07)	8 .76
2009	7.02	0.07	0 .71	0 .78	(0 .07)	–	–	(0 .07)	7 .73
2008	12 .12	0 .06	(4 .09)	(4 .03)	(0 .03)	(1 .04)	–	(1 .07)	7 .02
2007	11 .12	0 .04	1 .57	1 .61	(0 .04)	(0 .57)	–	(0 .61)	12 .12
2006	10 .10	0 .04	1 .44	1 .48	(0 .02)	(0 .44)	–	(0 .46)	11 .12
LARGECAP GROWTH FUND
Class J shares
2010	5.98	(0.04)	1 .27	1 .23	–	–	–	–	7.21
2009	5.81	(0.03)	0 .20	0 .17	–	–	–	–	5.98
2008	9.53	(0.01)	(3 .54)	(3 .55)	–	(0 .15)	(0.02)	(0 .17)	5 .81
2007	7.46	(0.01)	2 .18	2 .17	–	(0 .10)	–	(0 .10)	9 .53
2006	6.81	(0.01)	0 .66	0 .65	–	–	–	–	7.46
LARGECAP GROWTH FUND I
Class J shares
2010	6.40	(0.04)	1 .48	1 .44	–	–	–	–	7.84
2009	5.00	(0.03)	1 .43	1 .40	–	–	–	–	6.40
2008	8.88	(0.05)	(3 .43)	(3 .48)	–	(0 .40)	–	(0 .40)	5 .00
2007	7.79	(0.04)	1 .50	1 .46	–	(0 .37)	–	(0 .37)	8 .88
2006	7.63	(0.02)	0 .49	0 .47	–	(0 .31)	–	(0 .31)	7 .79
LARGECAP GROWTH FUND II
Class J shares
2010	6.22	–	0.91	0.91	–	–	–	–	7.13
2009	5.48	(0.01)	0 .75	0 .74	–	–	–	–	6.22
2008	9.30	(0.03)	(2 .86)	(2 .89)	–	(0 .93)	–	(0 .93)	5 .48
2007	8.43	(0.05)	1 .65	1 .60	–	(0 .73)	–	(0 .73)	9 .30
2006	7.71	(0.05)	0 .86	0 .81	–	(0 .09)	–	(0 .09)	8 .43
LARGECAP S&P 500 INDEX FUND
Class J shares
2010	7.24	0.11	1 .02	1 .13	(0 .10)	–	–	(0 .10)	8 .27
2009	6.79	0.11	0 .47	0 .58	(0 .13)	–	–	(0 .13)	7 .24
2008	10 .95	0 .14	(4 .05)	(3 .91)	(0 .13)	(0 .12)	–	(0 .25)	6 .79
2007	9.76	0.13	1 .19	1 .32	(0 .10)	(0 .03)	–	(0 .13)	10 .95
2006	8.56	0.11	1 .21	1 .32	(0 .08)	(0 .04)	–	(0 .12)	9 .76

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

				Ratio of Net
	Net Assets, End of	Ratio of Expenses	Ratio of Gross	Investment Income	Portfolio
	Period (in	to Average Net	Expenses to	to Average Net	Turnover
Total Return	thousands)	Assets	Average Net Assets	Assets	Rate

13.10%(b)	$38,971	1.65%	1 .72%(f)	0 .69%	153 .8%
13 .67 (b)	38,201	1 .70	1 .75(f)	0 .85	137 .7
(51 .10) (b)	36,673	1 .56	–	0 .84	125 .2
28 .89 (b)	87,193	1 .63	–	0 .59	129 .4
26 .78 (b)	64,748	1 .72	1 .72(f)	0 .27	134 .7

14 .25 (b)	99,281	1 .28	1 .36(f)	0 .64	36 .2
11 .37 (b)	94,397	1 .33	1 .39(f)	1 .10	79 .8
(36 .15) (b)	93,445	1 .28	–	0 .68	60 .0
15 .10 (b)	160,166	1 .35	–	0 .35	53 .2
15 .02 (b)	109,445	1 .42	–	0 .40	52 .1

20 .57 (b)	45,092	1 .26	1 .33(f)	(0 .56)	65 .5
2 .93 (b)	39,852	1 .41	1 .46(f)	(0 .51)	86 .5
(37 .92) (b)	38,641	1 .33	–	(0 .16)	88 .8
29 .41 (b)	52,055	1 .31	–	(0 .18)	113 .1 (c)
9 .54 (b)	34,561	1 .36	–	(0 .16)	93 .5

22 .50 (b)	53,357	1 .36	1 .47(f)	(0 .56)	49 .8
28 .00 (b)	42,118	1 .52	1 .58(f)	(0 .62)	98 .9
(40 .88) (b)	28,875	1 .42	–	(0 .68)	64 .5
19 .46 (b)	52,111	1 .47	–	(0 .47)	47 .7
6 .09 (b)	37,584	1 .54	1 .54(f)	(0 .31)	58 .5

14.63 (b)	26,662	1.57 (d)	1 .65(g)	(0 .03)	70 .8
13.50 (b)	23,413	1.73 (d)	1 .78(g)	(0 .24)	140 .0
(34.44) (b)	19,225	1.59	–	(0 .41)	132 .4
20.52 (b)	30,363	1.75	–	(0 .59)	138 .3 (e)
10.56 (b)	13,866	1.75	1 .87(g)	(0 .66)	143 .4

15 .74 (b)	317,882	0 .69	0 .76(f)	1 .36	8 .0
8 .95 (b)	260,397	0 .76	0 .81(f)	1 .72	7 .6
(36 .51) (b)	247,433	0 .69	–	1.54	8.2
13.73 (b)	423,409	0.75	–	1.24	5.6
15.48 (b)	371,614	0.82	–	1.16	3.7

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth Fund.
(d) Reflects Manager's contractual expense limit.
(e) Portfolio turnover rate excludes portfolio realignment from the acquisition of Partners LargeCap Growth Fund.
(f) Excludes expense reimbursement from Manager and/or Underwriter.
(g) Excludes expense reimbursement from Manager, Underwriter and/or custodian.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP VALUE FUND
Class J shares
2010	$7 .74	$0 .08	$0 .97	$1 .05	($0 .11)	$–	($0 .11)	$8 .68
2009	7.83	0 .13	(0 .07)	0 .06	(0 .15)	–	(0 .15)	7 .74
2008	13 .37	0 .17	(4 .53)	(4 .36)	(0 .14)	(1 .04)	(1 .18)	7 .83
2007	12 .94	0 .16	0 .99	1 .15	(0 .12)	(0 .60)	(0 .72)	13 .37
2006	11 .19	0 .14	1 .95	2 .09	(0 .05)	(0 .29)	(0 .34)	12 .94
LARGECAP VALUE FUND III
Class J shares
2010	8.55	0 .07	1 .04	1 .11	(0 .10)	–	(0 .10)	9 .56
2009	8.36	0 .11	0 .24	0 .35	(0 .16)	–	(0 .16)	8 .55
2008	15 .67	0 .23	(6 .40)	(6 .17)	(0 .20)	(0 .94)	(1 .14)	8 .36
2007	15 .38	0 .18	0 .96	1 .14	(0 .14)	(0 .71)	(0 .85)	15 .67
2006	13 .34	0 .15	2 .48	2 .63	(0 .08)	(0 .51)	(0 .59)	15 .38
MIDCAP BLEND FUND
Class J shares
2010	10 .13	0 .08	2 .45	2 .53	(0 .03)	–	(0 .03)	12 .63
2009	9.28	–	1.37	1.37	–	(0.52)	(0 .52)	10 .13
2008	15 .60	(0 .03)	(4 .81)	(4 .84)	–	(1.48)	(1 .48)	9 .28
2007	14 .58	(0 .03)	2 .47	2 .44	–	(1.42)	(1 .42)	15 .60
2006	13 .52	(0 .01)	1 .78	1 .77	–	(0.71)	(0 .71)	14 .58
MIDCAP GROWTH FUND
Class J shares
2010	5.12	(0 .05)	1 .42	1 .37	–	–	–	6.49
2009	5.04	(0 .05)	0 .13	0 .08	–	–	–	5.12
2008	8.33	(0 .05)	(2 .67)	(2 .72)	–	(0.57)	(0 .57)	5 .04
2007	6.32	(0 .06)	2 .07	2 .01	–	–	–	8.33
2006	5.95	(0 .06)	0 .43	0 .37	–	–	–	6.32
MIDCAP GROWTH FUND III
Class J shares
2010	6.90	(0 .07)	1 .99	1 .92	–	–	–	8.82
2009	5.94	(0 .06)	1 .02	0 .96	–	–	–	6.90
2008	11 .50	(0 .09)	(4 .70)	(4 .79)	–	(0.77)	(0 .77)	5 .94
2007	9.08	(0 .11)	2 .81	2 .70	–	(0.28)	(0 .28)	11 .50
2006	8.43	(0 .09)	0 .81	0 .72	–	(0.07)	(0 .07)	9 .08
MIDCAP S&P 400 INDEX FUND
Class J shares
2010	10 .17	0 .07	2 .62	2 .69	(0 .07)	–	(0 .07)	12 .79
2009	9.41	0 .06	1 .34	1 .40	(0 .09)	(0.55)	(0 .64)	10 .17
2008	16 .02	0 .11	(5 .62)	(5 .51)	(0 .09)	(1 .01)	(1 .10)	9 .41
2007	14 .32	0 .11	2 .13	2 .24	(0 .07)	(0 .47)	(0 .54)	16 .02
2006	13 .29	0 .08	1 .53	1 .61	(0 .03)	(0 .55)	(0 .58)	14 .32

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

			Ratio of Gross	Ratio of Net
	Net Assets, End of	Ratio of Expenses	Expenses to	Investment Income	Portfolio
	Period (in	to Average Net	Average Net	to Average Net	Turnover
Total Return	thousands)	Assets	Assets(c)	Assets	Rate

13.67%(b)	$41,563	1.08%	1 .15%	0 .98%	192 .9%
0.93 (b)	37,302	1.19	1 .24	1 .80	170 .2
(35.55) (b)	38,836	1.09	–	1 .66	132 .1
9.32 (b)	60,957	1.11	–	1 .22	100 .3
19.11 (b)	50,418	1.21	–	1 .14	92 .8

13.04 (b)	67,982	1.38	1 .45	0 .78	80 .6
4.39 (b)	64,656	1.43	1 .48	1 .41	98 .7
(42.26) (b)	66,714	1.34	–	1 .89	55 .3
7.62 (b)	132,320	1.40	–	1 .16	29 .2
20.37 (b)	104,621	1.47	–	1 .03	20 .7

25.02 (b)	174,254	1.22	1 .29	0 .70	26 .7
16.33 (b)	143,192	1.30	1 .35	(0 .06)	12 .9
(34.09) (b)	128,240	1.22	–	(0 .21)	26 .8
18.00 (b)	212,869	1.28	–	(0 .23)	30 .6
13.54 (b)	157,731	1.35	–	(0 .07)	43 .4

26.76 (b)	22,826	1.35	1 .42	(0 .91)	214 .7
1.59 (b)	19,435	1.49	1 .54	(1 .08)	227 .2
(35.11) (b)	20,448	1.42	–	(0 .72)	161 .7
31.80 (b)	28,144	1.44	–	(0 .85)	153 .9
6.22 (b)	20,359	1.48	–	(0 .98)	146 .1

27.83 (b)	30,949	1.65	1 .74	(0 .83)	98 .1
16.16 (b)	24,700	1.78	1 .84	(0 .95)	126 .2
(44.57) (b)	20,178	1.67	–	(0 .99)	167 .3
30.49 (b)	38,498	1.72	–	(1 .13)	144 .9
8.51 (b)	27,963	1.78	1 .78	(1 .02)	145 .8

26.57 (b)	41,637	0.82	0 .89	0 .59	17 .5
16.72 (b)	30,980	0.93	0 .98	0 .72	32 .9
(36.80) (b)	24,690	0.79	–	0 .79	33 .0
16.13 (b)	42,497	0.83	–	0 .71	36 .1
12.44 (b)	34,547	0.91	–	0 .54	31 .7

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Excludes expense reimbursement from Manager and/or Underwriter.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP VALUE FUND I
Class J shares
2010	$9 .63	$0.07	$2 .42	$2 .49	($0 .06)	$–	($0 .06)	$12.06
2009(c)	6.24	0 .01	3 .38	3 .39	–	–	–	9.63
MIDCAP VALUE FUND III
Class J shares
2010	9.18	0 .11	2 .11	2 .22	(0 .13)	–	(0 .13)	11 .27
2009	8.28	0 .13	0 .90	1 .03	(0 .13)	–	(0 .13)	9 .18
2008	14 .56	0 .12	(5 .19)	(5 .07)	(0 .07)	(1 .14)	(1 .21)	8 .28
2007	14 .19	0 .07	1 .20	1 .27	(0 .08)	(0 .82)	(0 .90)	14 .56
2006	14 .26	0 .10	1 .96	2 .06	(0 .05)	(2 .08)	(2 .13)	14 .19
MONEY MARKET FUND
Class J shares
2010	1.00	–	–	–	–	–	–	1.00
2009	1.00	–	–	–	–	–	–	1.00
2008	1.00	0 .03	–	0 .03	(0 .03)	–	(0 .03)	1 .00
2007	1.00	0 .04	–	0 .04	(0 .04)	–	(0 .04)	1 .00
2006	1.00	0 .04	–	0 .04	(0 .04)	–	(0 .04)	1 .00
PRINCIPAL LIFETIME 2010 FUND
Class J shares
2010	9.81	0 .25	1 .32	1 .57	(0 .28)	–	(0 .28)	11 .10
2009	9.17	0 .24	1 .00	1 .24	(0 .30)	(0.30)	(0 .60)	9 .81
2008	14 .11	0 .45	(4 .74)	(4 .29)	(0 .42)	(0 .23)	(0 .65)	9 .17
2007	13 .17	0 .36	0 .99	1 .35	(0 .34)	(0 .07)	(0 .41)	14 .11
2006	12 .07	0 .33	1 .08	1 .41	(0 .23)	(0 .08)	(0 .31)	13 .17
PRINCIPAL LIFETIME 2020 FUND
Class J shares
2010	9.99	0 .21	1 .46	1 .67	(0 .25)	–	(0 .25)	11 .41
2009	9.27	0 .22	1 .09	1 .31	(0 .23)	(0.36)	(0 .59)	9 .99
2008	15 .02	0 .40	(5 .48)	(5 .08)	(0 .38)	(0 .29)	(0 .67)	9 .27
2007	13 .64	0 .31	1 .49	1 .80	(0 .33)	(0 .09)	(0 .42)	15 .02
2006	12 .24	0 .28	1 .46	1 .74	(0 .24)	(0 .10)	(0 .34)	13 .64
PRINCIPAL LIFETIME 2030 FUND
Class J shares
2010	9.75	0 .18	1 .51	1 .69	(0 .21)	–	(0 .21)	11 .23
2009	9.03	0 .18	1 .08	1 .26	(0 .18)	(0.36)	(0 .54)	9 .75
2008	15 .21	0 .37	(5 .86)	(5 .49)	(0 .37)	(0 .32)	(0 .69)	9 .03
2007	13 .55	0 .27	1 .78	2 .05	(0 .29)	(0 .10)	(0 .39)	15 .21
2006	12 .06	0 .24	1 .60	1 .84	(0 .23)	(0 .12)	(0 .35)	13 .55

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

			Ratio of Gross	Ratio of Net
	Net Assets, End of	Ratio of Expenses	Expenses to	Investment Income	Portfolio
	Period (in	to Average Net	Average Net	to Average Net	Turnover
Total Return	thousands)	Assets	Assets(f)	Assets	Rate

25.96%(b)	$55,107	1.64%	1 .73%	0 .64%	83 .6%
54.33 (b),(d)	46,250	1.66 (e)	1 .89 (e)	0 .21 (e)	95 .7 (e)

24.36 (b)	82,140	1.24	1 .31	1 .05	92 .4
12.82 (b)	72,371	1.30	1 .35	1 .57	111 .4
(37.77) (b)	71,496	1.22	–	1 .05	86 .0
9.24 (b)	137,723	1.29	–	0 .48	99 .9
16.12 (b)	129,753	1.34	–	0 .71	102 .8

0.00 (b)	310,250	0.35	0 .85	0 .00	N/A
0.33 (b)	346,703	0.69	0 .92	0 .32	N/A
2.67 (b)	355,746	0.87	–	2.51	N/A
4.46 (b)	186,246	0.98	–	4.37	N/A
3.82 (b)	157,486	1.11	1 .11	3 .76	N/A

16.29 (b)	206,407	0.48(g)	0 .55(g)	2 .40	36 .2
14.75 (b)	190,177	0.57(g)	0 .62(g)	2 .77	28 .4
(31.75) (b)	185,729	0.58(g)	–	3 .76	12 .7
10.51 (b)	286,278	0.64(g)	–	2 .68	14 .7
11.88 (b)	191,674	0.69(g)	0 .69(g)	2 .66	16 .6

16.92 (b)	552,609	0.49(g)	0 .55(g)	1 .97	32 .0
15.51 (b)	465,050	0.58(g)	0 .63(g)	2 .54	15 .7
(35.27) (b)	412,169	0.59(g)	–	3.21	7.1
13.50 (b)	579,671	0.64(g)	–	2 .22	15 .1
14.55 (b)	356,350	0.69(g)	0 .69(g)	2 .21	7 .4

17.53 (b)	515,947	0.51(g)	0 .58(g)	1 .74	32 .1
15.32 (b)	410,442	0.61(g)	0 .66(g)	2 .17	9 .5
(37.71) (b)	344,061	0.62(g)	–	2.92	6.6
15.50 (b)	473,037	0.66(g)	–	1 .88	15 .5
15.51 (b)	292,775	0.72(g)	0 .72(g)	1 .88	9 .4

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Period from March 2, 2009, date operations commenced, through October 31, 2009.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Excludes expense reimbursement from Manager and/or Underwriter.
(g) Does not include expenses of the investment companies in which the Fund invests.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends		Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Redemption	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	Fees	of Period
PRINCIPAL LIFETIME 2040 FUND
Class J shares
2010	$9 .76	$0 .15	$1 .56	$1 .71	($0 .18)	$–	($0 .18)	$–	$11.29
2009	9.03	0.15	1 .07	1 .22	(0 .15)	(0 .34)	(0.49)	–	9.76
2008	15 .61	0 .33	(6 .24)	(5 .91)	(0 .36)	(0 .31)	(0 .67)	–	9.03
2007	13 .72	0 .23	2 .04	2 .27	(0 .28)	(0 .10)	(0 .38)	–	15 .61
2006	12 .12	0 .20	1 .70	1 .90	(0 .19)	(0 .11)	(0 .30)	–	13 .72
PRINCIPAL LIFETIME 2050 FUND
Class J shares
2010	9.17	0.11	1 .50	1 .61	(0 .14)	–	(0 .14)	–	10 .64
2009	8.53	0.12	1 .00	1 .12	(0 .12)	(0 .36)	(0.48)	–	9.17
2008	15 .04	0 .30	(6 .11)	(5 .81)	(0 .34)	(0 .36)	(0 .70)	–	8.53
2007	13 .15	0 .20	2 .04	2 .24	(0 .24)	(0 .11)	(0 .35)	–	15 .04
2006	11 .55	0 .15	1 .72	1 .87	(0 .16)	(0 .11)	(0 .27)	–	13 .15
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class J shares
2010	9.84	0.31	1 .00	1 .31	(0 .33)	–	(0 .33)	–	10 .82
2009	9.33	0.26	0 .82	1 .08	(0 .44)	(0 .13)	(0.57)	–	9.84
2008	12 .81	0 .54	(3 .36)	(2 .82)	(0 .49)	(0 .17)	(0 .66)	–	9.33
2007	12 .62	0 .48	0 .15	0 .63	(0 .38)	(0 .06)	(0 .44)	–	12 .81
2006	11 .93	0 .40	0 .67	1 .07	(0 .26)	(0 .12)	(0 .38)	–	12 .62
REAL ESTATE SECURITIES FUND
Class J shares
2010	11 .38	0 .21	4 .15	4 .36	(0 .23)	–	(0 .23)	–	15 .51
2009	11 .60	0 .25	(0 .21)	0 .04	(0 .26)	–	(0 .26)	–	11 .38
2008	24 .61	0 .24	(7 .25)	(7 .01)	(0 .27)	(5 .73)	(6 .00)	–	11 .60
2007	27 .21	0 .15	(0 .60)	(0 .45)	(0 .08)	(2 .07)	(2 .15)	–	24 .61
2006	20 .19	0 .12	7 .68	7 .80	(0 .16)	(0 .62)	(0 .78)	–	27 .21
SAM BALANCED PORTFOLIO
Class J shares
2010	10 .76	0 .23	1 .43	1 .66	(0 .26)	–	(0 .26)	–	12 .16
2009	10 .64	0 .24	1 .07	1 .31	(0 .28)	(0 .91)	(1 .19)	–	10 .76
2008	15 .90	0 .26	(4 .28)	(4 .02)	(0 .47)	(0 .77)	(1 .24)	–	10 .64
2007(d)	14 .69	0 .15	1 .19	1 .34	(0 .14)	–	(0.14)	0 .01	15 .90
SAM CONSERVATIVE BALANCED PORTFOLIO
Class J shares
2010	9.39	0.27	0 .99	1 .26	(0 .29)	–	(0 .29)	–	10 .36
2009	8.77	0.28	1 .01	1 .29	(0 .30)	(0 .37)	(0.67)	–	9.39
2008	11 .86	0 .29	(2 .56)	(2 .27)	(0 .41)	(0 .41)	(0 .82)	–	8.77
2007(g)	11 .17	0 .21	0 .67	0 .88	(0 .19)	–	(0 .19)	–	11 .86

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

			Ratio of Gross	Ratio of Net
	Net Assets, End of	Ratio of Expenses	Expenses to	Investment Income	Portfolio
	Period (in	to Average Net	Average Net	to Average Net	Turnover
Total Return	thousands)	Assets	Assets(i)	Assets	Rate

17.64%(b)	$246,236	0.56%(h)	0 .63%(h)	1 .46%	31 .4%
14.73 (b)	186,499	0.66(h)	0 .71(h)	1 .82	5 .8
(39.42) (b)	152,176	0.69(h)	–	2.58	6.0
16.86 (b)	194,722	0.70(h)	–	1 .59	16 .5
15.89 (b)	110,477	0.76(h)	0 .77(h)	1 .52	13 .1

17.69 (b)	54,059	0.68(h)	0 .74(h)	1 .12	30 .1
14.26 (b)	37,434	0.78(h)	0 .83(h)	1 .54	15 .2
(40.35) (b)	30,460	0.77(h)	–	2.46	6.8
17.39 (b)	42,254	0.75(h)	–	1 .45	21 .2
16.37 (b)	22,053	0.81(h)	0 .92(h)	1 .22	15 .9

13.62 (b)	61,486	0.51(h)	0 .57(h)	3 .05	46 .9
12.58 (b)	55,434	0.62(h)	0 .67(h)	2 .91	35 .9
(23.13) (b)	60,289	0.60(h)	–	4 .76	30 .7
5.08 (b)	95,309	0.67(h)	–	3 .82	25 .3
9.20 (b)	81,151	0.71(h)	–	3 .27	48 .9

38.58 (b)	128,423	1.44	1 .51	1 .52	52 .2
0.97 (b)	96,382	1.55	1 .60	2 .65	57 .3
(36.13) (b)	107,631	1.43	–	1 .48	47 .2
(2.12) (b)	195,723	1.47	–	0 .59	77 .8 (c)
39.86 (b)	231,200	1.53	–	0 .50	37 .8

15.59 (b)	396,058	0.85(j)	0 .92(j)	1 .98	13 .2
14.31 (b)	217,421	0.95(j)	1 .13(j)	2 .46	5 .1
(27.20) (b)	58,350	0.95(j)	–	2 .00	34 .8
9.27 (b),(e)	2,597	0.95 (f),(j)	–	1.21 (f)	14.6 (f)

13.60 (b)	175,583	0.84(j)	0 .91(j)	2 .72	11 .4
15.91 (b)	94,045	0.95(j)	1 .13(j)	3 .25	9 .2
(20.34) (b)	26,828	0.95(j)	–	2 .85	27 .7
7.92 (b),(e)	904	0.95 (f),(j)	–	2.33 (f)	12.7 (f)

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM REIT Fund.
(d) Period from January 17, 2007, date operations commenced, through October 31, 2007. Class J incurred a net realized and unrealized gain of $.02 per share from
January 10, 2007, through January 16, 2007.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Period from January 17, 2007, date operations commenced, through October 31, 2007. Class J incurred a net realized and unrealized gain of $.01 per share from
January 10, 2007, through January 16, 2007.
(h) Does not include expenses of the investment companies in which the Fund invests.
(i) Excludes expense reimbursement from Manager and/or Underwriter.
(j) Does not include expenses of the investment companies in which the Portfolio invests.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class J shares
2010	$11 .12	$0 .14	$1 .74	$1 .88	($0 .19)	$–	($0 .19)	$12.81
2009	11.39	0 .17	0 .94	1 .11	(0 .23)	(1.15)	(1 .38)	11 .12
2008	18.75	0 .17	(6 .03)	(5 .86)	(0 .42)	(1.08)	(1 .50)	11 .39
2007(c)	16.75	0 .03	1 .97	2 .00	–	–	–	18 .75
SAM FLEXIBLE INCOME PORTFOLIO
Class J shares
2010	10.39	0 .35	0 .90	1 .25	(0 .40)	–	(0 .40)	11 .24
2009	9.46	0 .38	1 .19	1 .57	(0 .40)	(0.24)	(0 .64)	10 .39
2008	11.89	0 .37	(2 .10)	(1 .73)	(0 .43)	(0.27)	(0 .70)	9 .46
2007(f)	11.58	0 .30	0 .29	0 .59	(0 .28)	–	(0 .28)	11 .89
SAM STRATEGIC GROWTH PORTFOLIO
Class J shares
2010	11.88	0 .10	2 .02	2 .12	(0 .15)	–	(0 .15)	13 .85
2009	12.05	0 .14	0 .94	1 .08	(0 .09)	(1.16)	(1 .25)	11 .88
2008	20.94	0 .10	(7 .43)	(7 .33)	(0 .41)	(1.15)	(1 .56)	12 .05
2007(c)	18.54	(0 .03)	2 .43	2 .40	–	–	–	20 .94
SHORT-TERM INCOME FUND(g)
Class J shares
2010(h)	12.00	0 .08	0 .16	0 .24	(0 .07)	–	(0 .07)	12 .17
SMALLCAP BLEND FUND
Class J shares
2010	10.07	(0 .02)	2 .47	2 .45	–	–	–	12 .52
2009	9.97	0 .03	0 .11	0 .14	(0 .04)	–	(0 .04)	10 .07
2008	17.27	0 .04	(5 .91)	(5 .87)	–	(1.43)	(1 .43)	9 .97
2007	16.68	(0 .03)	2 .02	1 .99	–	(1.40)	(1 .40)	17 .27
2006	15.40	(0 .03)	2 .25	2 .22	–	(0.94)	(0 .94)	16 .68
SMALLCAP GROWTH FUND
Class J shares
2010	5.44	(0 .06)	1 .38	1 .32	–	–	–	6.76
2009	5.10	(0 .04)	0 .38	0 .34	–	–	–	5.44
2008	9.57	(0 .06)	(3 .83)	(3 .89)	–	(0.58)	(0 .58)	5 .10
2007	8.42	(0 .07)	1 .60	1 .53	–	(0.38)	(0 .38)	9 .57
2006	7.87	(0 .07)	1 .12	1 .05	–	(0.50)	(0 .50)	8 .42

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

			Ratio of Gross	Ratio of Net
	Net Assets, End of	Ratio of Expenses	Expenses to	Investment Income
	Period (in	to Average Net	Average Net	to Average Net	Portfolio
Total Return	thousands)	Assets	Assets(l)	Assets	Turnover Rate

17.07%(b)	$181,273	0.85%(k)	0 .92%(k)	1 .16%	15 .4%
12.01 (b)	108,969	0 .95(k)	1 .12 (k)	1 .65	4 .2
(33.82) (b)	37,408	0 .95(k)	–	1 .20	32 .4
11.94 (b),(d)	3,643	0.95 (e),(k)	–	0.22 (e)	16.2 (e)

12.29 (b)	151,199	0 .90(k)	0 .98(k)	3 .25	9 .5
17.52 (b)	52,672	0 .95(k)	1 .23(k)	3 .91	11 .4
(15.33) (b)	9,523	0 .95(k)	–	3 .47	35 .1
5.16 (b),(d)	501	0.95 (e),(k)	–	3 .18 (e)	9 .7 (e)

17.98 (b)	124,141	0 .88(k)	0 .95(k)	0 .76	15 .6
10.90 (b)	82,014	0 .95(k)	1 .12(k)	1 .33	3 .7
(37.62) (b)	40,275	0 .95(k)	–	0 .66	32 .5
12.94 (b),(d)	3,826	0.95 (e),(k)	–	(0 .22) (e)	15 .7 (e)

2.04 (b),(d)	52,874	1.07 (e)	1 .26 (e)	2 .11 (e)	54 .7 (e),(i)

24.33 (b)	86,986	1.35	1 .42	(0 .16)	65 .2
1.43 (b)	75,770	1.32	1 .35	0 .32	89 .5
(36.73) (b)	83,926	1.04	–	0 .32	55 .6
12.59 (b)	159,977	1.33	–	(0 .18)	60 .9
14.90 (b)	146,800	1.45	–	(0 .20)	103 .0

24.26 (b)	25,075	1.43	1 .49	(0 .98)	89 .1
6.67 (b)	21,738	1.56	1 .61	(0 .89)	96 .8
(43.15) (b)	21,941	1.42	–	(0 .76)	62 .9
18.87 (b)	41,871	1.46	–	(0 .79)	70 .0 (j)
13.69 (b)	35,009	1.53	–	(0 .88)	109 .9

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Period from January 17, 2007, date operations commenced, through October 31, 2007. Class J incurred a net realized and unrealized gain of $.03 per share from
January 10, 2007, through January 16, 2007.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Period from January 17, 2007, date operations commenced, through October 31, 2007. Class J incurred a net realized and unrealized gain of $.01 per share from
January 10, 2007, through January 16, 2007.
(g) On January 12, 2007 the fund succeeded to the operations of another fund in a shareholder-approved reorganization. As part of the reorganization, the fund issued one share of stock for each five outstanding shares of the predecessor fund, with the result that the fund's net asset value per share was increased without changing the proportionate beneficial interests of shareholders. The financial highlights have been restated to reflect the issuance of new shares.
(h) Period from July 12, 2010, date operations commenced, through October 31, 2010.
(i) Portfolio turnover rate excludes portfolio realignment from the acquisition of Short-Term Bond Fund.
(j) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Growth Fund.
(k) Does not included expenses of the investment companies in which the Portfolio invests.
(l) Excludes expense reimbursement from Manager and/or Underwriter.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SMALLCAP GROWTH FUND I
Class J shares
2010	$6 .27	($0 .12)	$2 .35	$2 .23	$–	$–	$–	$8 .50
2009	5.52	(0 .10)	0 .85	0 .75	–	–	–	6.27
2008	10 .79	(0 .11)	(4 .29)	(4 .40)	–	(0.87)	(0 .87)	5 .52
2007	8.83	(0 .15)	2 .51	2 .36	–	(0.40)	(0 .40)	10 .79
2006	8.02	(0 .16)	0 .97	0 .81	–	–	–	8.83
SMALLCAP GROWTH FUND II
Class J shares
2010	5.29	(0 .08)	1 .58	1 .50	–	–	–	6.79
2009	4.99	(0 .06)	0 .36	0 .30	–	–	–	5.29
2008	9.31	(0 .10)	(3 .68)	(3 .78)	–	(0.54)	(0 .54)	4 .99
2007	8.68	(0 .12)	1 .45	1 .33	–	(0.70)	(0 .70)	9 .31
2006	8.19	(0 .13)	1 .10	0 .97	–	(0.48)	(0 .48)	8 .68
SMALLCAP S&P 600 INDEX FUND
Class J shares
2010	11 .04	0 .03	2 .73	2 .76	(0 .03)	–	(0 .03)	13 .77
2009	11 .48	0 .04	0 .34	0 .38	(0 .09)	(0 .73)	(0 .82)	11 .04
2008	18 .74	0 .09	(5 .78)	(5 .69)	(0 .05)	(1 .52)	(1 .57)	11 .48
2007	17 .99	0 .05	1 .81	1 .86	(0 .02)	(1 .09)	(1 .11)	18 .74
2006	15 .99	0 .02	2 .36	2 .38	–	(0.38)	(0 .38)	17 .99
SMALLCAP VALUE FUND
Class J shares
2010	11 .23	0 .04	2 .28	2 .32	(0 .04)	–	(0 .04)	13 .51
2009	11 .91	0 .05	(0 .72)	(0 .67)	(0 .01)	–	(0 .01)	11 .23
2008	18 .27	0 .04	(4 .99)	(4 .95)	(0 .08)	(1 .33)	(1 .41)	11 .91
2007	18 .67	0 .06	0 .43	0 .49	–	(0.89)	(0 .89)	18 .27
2006	17 .02	0 .01	2 .92	2 .93	–	(1.28)	(1 .28)	18 .67
SMALLCAP VALUE FUND II
Class J shares
2010	6.84	(0 .04)	1 .77	1 .73	–	–	–	8.57
2009(d)	4.14	(0 .02)	2 .72	2 .70	–	–	–	6.84

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

			Ratio of Gross	Ratio of Net
	Net Assets, End of	Ratio of Expenses	Expenses to	Investment Income
	Period (in	to Average Net	Average Net	to Average Net	Portfolio
Total Return	thousands)	Assets	Assets(g)	Assets	Turnover Rate

35.57%(b)	$15,935	1.98%	2 .07%	(1 .60)%	125 .2%
13.59 (b)	10,076	2.21	2 .27	(1 .80)	159 .5
(44.11) (b)	6,867	1.99	–	(1 .32)	115 .5
27.71 (b)	12,437	2.02	–	(1 .56)	85 .0
10.10 (b)	9,581	2.05	2 .08	(1 .76)	100 .3

28.36 (b)	17,400	1.58	1 .89	(1 .24)	81 .0
6.01 (b)	14,907	1.59	1 .98	(1 .23)	131 .8
(42.82) (b)	14,841	1.85	–	(1 .44)	78 .0
16.33 (b)	27,431	1.84	–	(1 .39)	62 .9
12.12 (b)	18,405	1.93	–	(1 .55)	80 .7

25.09 (b)	82,762	0.81	0 .88	0 .22	30 .1
4.55 (b)	64,977	0.93	0 .98	0 .46	22 .8
(32.80) (b)	60,133	0.84	–	0 .60	58 .8
10.67 (b)	87,109	0.82	–	0 .29	62 .0
15.06 (b)	73,824	0.89	–	0 .13	56 .2

20.69 (b)	41,296	1.40	1 .47	0 .28	77 .9
(5.59) (b)	36,827	1.46	1 .51	0 .47	97 .2
(29.08) (b)	43,601	1.38	–	0 .30	101 .9
2.57 (b)	70,236	1.41	–	0 .32	112 .8 (c)
18.12 (b)	67,102	1.47	1 .47	0 .07	97 .9

25.29 (b)	11,004	1.93	2 .05	(0 .52)	54 .5
65.22 (b),(e)	7,791	1.93 (f)	2 .61 (f)	(0 .52) (f)	79 .1 (f)

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Value Fund.
(d) Period from March 2, 2009, date operations commenced, through October 31, 2009.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Excludes expense reimbursement from Manager and/or Underwriter.

APPENDIX A
Description of Bond Ratings:
Moody’s Investors Service, Inc. Rating Definitions:
Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised.
Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-
grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa.
The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG
1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with
“ample margins of protection.” MIG 3 notes are of “favorable quality but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection and not distinctly or predominantly speculative.”

Description of Moody’s Commercial Paper Ratings:

Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

214

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default – capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB:	Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC:	Debt rated “BB,” “B,” “CCC,” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and
"CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating “C” is reserved for income bonds on which no interest is being paid.

D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

215

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+” designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment.
However, such capacity may be damaged by changing conditions or short-term adversities

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.

SP-2:	A satisfactory capacity to pay principal and interest.

SP-3:	A speculative capacity to pay principal and interest.

216

Fitch, Inc. Long-Term Credit Ratings
Investment Grade

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. “A” ratings denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC: Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC: Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C: Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Recovery Ratings

Recovery Ratings are assigned to selected individual securities and obligations. These currently are published for most individual obligations of corporate issuers with IDRs in the ‘B’ rating category and below, and for selected structured finance obligations in low speculative grade.

Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.

The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral. For structured finance, Recovery Ratings are designed to estimate recoveries on a forward-
looking basis while taking into account the time value of money.

Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery. As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.

217

RR1: Outstanding recovery prospects given default. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%-100% of current principal and related interest.

RR2: Superior recovery prospects given default. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%-90% of current principal and related interest.

RR3: Good recovery prospects given default. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%-70% of current principal and related interest.

RR4: Average recovery prospects given default. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%-50% of current principal and related interest.

RR5: Below average recovery prospects given default. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%-30% of current principal and related interest.

RR6: Poor recovery prospects given default. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%-10% of current principal and related interest.

Short-Term Credit Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

218

ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund's policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated March 1, 2011, which is incorporated by reference into this prospectus. Additional information about the Funds' investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. The Statement of
Additional Information and the Fund's annual and semi-annual reports can be obtained free of charge by writing
Principal Funds, P.O. Box 55904, Boston, MA 02205. In addition, the Fund makes its Statement of Additional
Information and annual and semi-annual reports available, free of charge, on our website at www.principalfunds.com.
To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the
Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http://
www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, 100 F
Street, N.E., Washington, D.C. 20549-1520.

The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or
any other agency.

Principal Funds, Inc. SEC File 811-07572

219

PRINCIPAL FUNDS, INC.
(the "Fund")

Statement of Additional Information

dated March 1, 2011

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund's prospectuses. These prospectuses, which we may amend from time to time, contain the basic information you should know before investing in the Fund. You should read this SAI for the A, B, C, J,
Institutional, P, R-1, R-2, R-3, R-4, and R-5 share classes together with the Fund's prospectuses dated March 1,
2011 for the A, B, C, J, Institutional, P, R-1, R-2, R-3, R-4, and R-5 share classes.

Incorporation by Reference:	The audited financial statements, schedules of investments and auditor’s report included in the Fund’s Annual Report to Shareholders, for the fiscal year ended
October 31, 2010, are hereby incorporated by reference into and are legally a part of this SAI.

For a free copy of the current prospectus or annual report, call 1-800-222-5852 or write:
For Class J shares:

Principal Funds
P.O. Box 55904
Boston, MA 02205

For other share classes:

Principal Funds
P.O. Box 8024
Boston, MA 02266-8024

The prospectuses for A, B, C, J, Institutional, P, R-1, R-2, R-3, R-4, and R-5 share classes may be viewed at
www.Principal.com.

The ticker symbols for series and share classes are on the next page.

TICKER SYMBOLS FOR PRINCIPAL FUNDS, INC.
Share Classes
Fund Name	A	B	C	J	P	R-1	R-2	R-3	R-4	R-5	Institutional
Bond & Mortgage Securities	PRBDX	PROBX	PBMCX	PBMJX		PBOMX	PBMNX	PBMMX	PBMSX	PBMPX	PMSIX
California Municipal	SRCMX	SQCMX	SRCCX
Core Plus Bond I						PCBRX	PCBBX	PCIRX	PCBDX	PCBEX	PCBZX
Disciplined LargeCap Blend	PRMGX	PBABX	PDCCX			PDSLX	PDCAX	PDAPX	PDCSX	PDPBX	PILBX
Diversified International	PRWLX	PRBWX	PDNCX	PIIJX	PDIPX	PDVIX	PINNX	PINRX	PINLX	PINPX	PIIIX
Equity Income	PQIAX	PQUBX	PEUCX		PEQPX	PIEMX	PEINX	PEIOX	PEIPX	PEIQX	PEIIX
Global Diversified Income	PGBAX		PGDCX		PGDPX						PGDIX
Global Real Estate Securities	POSAX		POSCX		POSPX						POSIX
Government & High Quality Bond	CMPGX	CBUGX	CCUGX	PMRJX	PGSPX	PMGRX	PFMRX	PRCMX	PMRDX	PMREX	PMRIX
High Yield	CPHYX	CBHYX	CCHIX		PYHPX						PHYTX
High Yield I											PYHIX
Income	CMPIX	CMIBX	CNMCX	PIOJX	PIMPX	PIOMX	PIONX	PIOOX	PIOPX	PIOQX	PIOIX
Inflation Protection	PITAX		PPOCX	PIPJX		PISPX	PBSAX	PIFPX	PIFSX	PBPPX	PIPIX
International Emerging Markets	PRIAX	PIEBX	PMKCX	PIEJX	PIEPX	PIXEX	PEASX	PEAPX	PESSX	PEPSX	PIEIX
International I						PPISX	PSPPX	PRPPX	PUPPX	PTPPX	PINIX
International Growth	PIRAX		PIRCX	PITJX		PISGX	PITNX	PITMX	PITSX	PITPX	PITIX
International Value I											PINZX
LargeCap Blend II				PLBJX		PLBSX	PPZNX	PPZMX	PPZSX	PPZPX	PLBIX
LargeCap Growth	PRGWX	PRGBX	PLGCX	PGLJX	PGLPX	PLSGX	PCPPX	PLGPX	PEPPX	PDPPX	PGLIX
LargeCap Growth I				PLGJX		PCRSX	PPUNX	PPUMX	PPUSX	PPUPX	PLGIX
LargeCap Growth II				PPLJX		PDASX	PPTNX	PPTMX	PPTSX	PPTPX	PPIIX
LargeCap S&P 500 Index	PLSAX		PLICX	PSPJX		PLPIX	PLFNX	PLFMX	PLFSX	PLFPX	PLFIX
LargeCap Value	PCACX	PCCBX	PLUCX	PVLJX		PLSVX	PLVNX	PLVMX	PLVSX	PLVPX	PVLIX
LargeCap Value I						PVUAX	PABEX	PABDX	PAGBX	PAFBX	PVPIX
LargeCap Value III				PLVJX		PESAX	PPSNX	PPSFX	PPSSX	PPSRX	PLVIX
MidCap Blend	PEMGX	PRMBX	PMBCX	PMBJX	PMCPX	PMSBX	PMBNX	PMBMX	PMBSX	PMBPX	PCBIX
MidCap Growth				PMGJX		PMSGX	PGPPX	PFPPX	PIPPX	PHPPX	PGWIX
MidCap Growth III				PPQJX		PHASX	PPQNX	PPQMX	PPQSX	PPQPX	PPIMX
MidCap S&P 400 Index				PMFJX		PMSSX	PMFNX	PMFMX	PMFSX	PMFPX	MPSIX
MidCap Value I				PVEJX		PLASX	PABUX	PMPRX	PABWX	PABVX	PVMIX
MidCap Value III				PMCJX		PMSVX	PKPPX	PJPPX	PMPPX	PLPPX	PVUIX
Money Market	PCSXX	PMBXX	PPCXX	PMJXX		PASXX	PMVXX	PMRXX	PMSXX	PMPXX	PVMXX
Principal Capital Appreciation	CMNWX	CMNBX	CMNCX		PCFPX	PCAMX	PCANX	PCAOX	PCAPX	PCAQX	PWCIX
Principal LifeTime 2010	PENAX			PTAJX		PVASX	PTANX	PTAMX	PTASX	PTAPX	PTTIX
Principal LifeTime 2015						LTSGX	LTASX	LTAPX	LTSLX	LTPFX	LTINX
Principal LifeTime 2020	PTBAX	PLIBX		PLFJX		PWASX	PTBNX	PTBMX	PTBSX	PTBPX	PLWIX
Principal LifeTime 2025						LTSNX	LTADX	LTVPX	LTEEX	LTPDX	LTSTX
Principal LifeTime 2030	PTCAX	PTCBX		PLTJX		PXASX	PTCNX	PTCMX	PTCSX	PTCPX	PMTIX
Principal LifeTime 2035						LTANX	LTVIX	LTAOX	LTSEX	LTPEX	LTIUX
Principal LifeTime 2040	PTDAX	PTDBX		PTDJX		PYASX	PTDNX	PTDMX	PTDSX	PTDPX	PTDIX
Principal LifeTime 2045						LTRGX	LTRSX	LTRVX	LTRLX	LTRDX	LTRIX
Principal LifeTime 2050	PPEAX	PLTFX		PFLJX		PZASX	PTENX	PTERX	PTESX	PTEFX	PPLIX
Principal LifeTime 2055						LTFGX	LTFSX	LTFDX	LTFLX	LTFPX	LTFIX
Principal LifeTime Strategic Income	PALTX	PLTSX		PLSJX		PLAIX	PLSNX	PLSMX	PLSSX	PLSPX	PLSIX
Real Estate Securities	PRRAX	PRLEX	PRCEX	PREJX	PIRPX	PRAEX	PRENX	PRERX	PRETX	PREPX	PIREX
Short-Term Income	SRHQX		STCCX	PSJIX	PSTPX	PSIMX	PSINX	PSIOX	PSIPX	PSIQX	PSHIX
SmallCap Blend	PLLAX	PLLBX	PSMCX	PSBJX		PSABX	PSBNX	PSBMX	PSBSX	PSBPX	PSLIX
SmallCap Growth	PMAAX	PSCBX	PSOWX	PSGJX		PSAGX	PSARX	PSLPX	PVARX	PTARX	SCPGX
SmallCap Growth I				PSIJX		PNASX	PPNNX	PPNMX	PPNSX	PPNPX	PGRTX
SmallCap Growth II				PPMIX		PPASX	PPMNX	PPMMX	PPMSX	PPMPX	PSIIX
SmallCap S&P 600 Index				PSSJX		PSAPX	PSSNX	PSSMX	PSSSX	PSSPX	PSSIX
SmallCap Value	PSUAX	PSVBX	PSUCX	PSVJX		PSAVX	PSVNX	PSVMX	PSVSX	PSVPX	PVSIX
SmallCap Value II				PSMJX		PCPTX	PKARX	PJARX	PSTWX	PLARX	PPVIX
SAM Balanced	SABPX	SBBPX	SCBPX	PSAJX		PSBGX	PSBVX	PBAPX	PSBLX	PSBFX	PSBIX
SAM Conservative Balanced	SAIPX	SBIPX	SCIPX	PCBJX		PCSSX	PCNSX	PCBPX	PCBLX	PCBFX	PCCIX
SAM Conservative Growth	SAGPX	SBGPX	SCGPX	PCGJX		PCGGX	PCGVX	PCGPX	PCWSX	PCWPX	PCWIX
SAM Flexible Income	SAUPX	SBUPX	SCUPX	PFIJX		PFIGX	PFIVX	PFIPX	PFILX	PFIFX	PIFIX
SAM Strategic Growth	SACAX	SBCAX	SWHCX	PSWJX		PSGGX	PSGVX	PSGPX	PSGLX	PSGFX	PSWIX
Tax-Exempt Bond	PTEAX	PTBBX	PTBCX

2

Fund History	4
Description of the Funds’ Investments and Risks	5
Leadership Structure and Board of Directors	31
Management Information	34
Control Persons and Principal Holders of Securities	39
Investment Advisory and Other Services	83
Multiple Class Structure	103
Intermediary Compensation	107
Brokerage Allocation and Other Practices	110
Purchase and Redemption of Shares	140
Pricing of Fund Shares	141
Tax Considerations	143
Portfolio Holdings Disclosure	144
Proxy Voting Policies and Procedures	146
Financial Statements	146
Independent Registered Public Accounting Firm	146
General Information	146
Portfolio Manager Disclosure	147
Appendix A - Description of Bond Ratings	197
Appendix B - Proxy Voting Policies	202

3

FUND HISTORY

Principal Funds, Inc. ("the Registrant" or the "Fund") was organized as Principal Special Markets Fund, Inc. on
January 28, 1993 as a Maryland corporation. The Fund changed its name to Principal Investors Fund, Inc. effective
September 14, 2000. The Fund changed its name to Principal Funds, Inc. effective June 13, 2008.
On January 12, 2007, the Fund acquired WM Trust I, WM Trust II, and WM Strategic Asset Management Portfolios,
LLC.

Classes offered by each Fund are shown in the table below.

Share Class
Fund/Portfolio Name	A	B	C	J	P	R-1	R-2	R-3	R-4	R-5	Institutional
Bond & Mortgage Securities	X	X	X	X		X	X	X	X	X	X
California Municipal	X	X	X
Core Plus Bond I						X	X	X	X	X	X
Disciplined LargeCap Blend	X	X	X			X	X	X	X	X	X
Diversified International	X	X	X	X	X	X	X	X	X	X	X
Equity Income	X	X	X		X	X	X	X	X	X	X
Global Diversified Income	X		X		X						X
Global Real Estate Securities	X		X		X						X
Government & High Quality Bond	X	X	X	X	X	X	X	X	X	X	X
High Yield	X	X	X		X						X
High Yield I											X
Income	X	X	X	X	X	X	X	X	X	X	X
Inflation Protection	X		X	X		X	X	X	X	X	X
International Emerging Markets	X	X	X	X	X	X	X	X	X	X	X
International I						X	X	X	X	X	X
International Growth	X		X	X		X	X	X	X	X	X
International Value I											X
LargeCap Blend II				X		X	X	X	X	X	X
LargeCap Growth	X	X	X	X	X	X	X	X	X	X	X
LargeCap Growth I				X		X	X	X	X	X	X
LargeCap Growth II				X		X	X	X	X	X	X
LargeCap S&P 500 Index	X		X	X		X	X	X	X	X	X
LargeCap Value	X	X	X	X		X	X	X	X	X	X
LargeCap Value I						X	X	X	X	X	X
LargeCap Value III				X		X	X	X	X	X	X
MidCap Blend	X	X	X	X	X	X	X	X	X	X	X
MidCap Growth				X		X	X	X	X	X	X
MidCap Growth III				X		X	X	X	X	X	X
MidCap S&P 400 Index				X		X	X	X	X	X	X
MidCap Value I				X		X	X	X	X	X	X
MidCap Value III				X		X	X	X	X	X	X
Money Market	X	X	X	X		X	X	X	X	X	X
Principal Capital Appreciation	X	X	X		X	X	X	X	X	X	X
Principal LifeTime 2010	X			X		X	X	X	X	X	X
Principal LifeTime 2015						X	X	X	X	X	X
Principal LifeTime 2020	X	X		X		X	X	X	X	X	X
Principal LifeTime 2025						X	X	X	X	X	X
Principal LifeTime 2030	X	X		X		X	X	X	X	X	X
Principal LifeTime 2035						X	X	X	X	X	X
Principal LifeTime 2040	X	X		X		X	X	X	X	X	X
Principal LifeTime 2045						X	X	X	X	X	X
Principal LifeTime 2050	X	X		X		X	X	X	X	X	X
Principal LifeTime 2055						X	X	X	X	X	X
Principal LifeTime Strategic	X	X		X		X	X	X	X	X	X
Real Estate Securities	X	X	X	X	X	X	X	X	X	X	X
SAM Balanced	X	X	X	X		X	X	X	X	X	X
SAM Conservative Balanced	X	X	X	X		X	X	X	X	X	X
SAM Conservative Growth	X	X	X	X		X	X	X	X	X	X
SAM Flexible Income	X	X	X	X		X	X	X	X	X	X
SAM Strategic Growth	X	X	X	X		X	X	X	X	X	X
Short-Term Income	X		X	X	X	X	X	X	X	X	X
SmallCap Blend	X	X	X	X		X	X	X	X	X	X
SmallCap Growth	X	X	X	X		X	X	X	X	X	X
SmallCap Growth I				X		X	X	X	X	X	X
SmallCap Growth II				X		X	X	X	X	X	X
SmallCap S&P 600 Index				X		X	X	X	X	X	X
SmallCap Value	X	X	X	X		X	X	X	X	X	X
SmallCap Value II				X		X	X	X	X	X	X
Tax-Exempt Bond	X	X	X

4

Each class has different expenses. Because of these different expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase certain classes of shares, call Principal Funds at
1-800-222-5852.

Principal Management Corporation (“Principal”) may recommend to the Board, and the Board may elect, to close certain funds to new investors or close certain funds to new and existing investors. Principal may make such a recommendation when a fund approaches a size where additional investments in the fund have the potential to adversely impact fund performance and make it increasingly difficult to keep the fund fully invested in a manner consistent with its investment objective. Principal may also recommend to the Board, and the Board may elect, to close certain share classes to new or new and existing investors.

DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS

The Fund is a registered, open-end management investment company, commonly called a mutual fund. The Fund consists of multiple investment portfolios which are referred to as "Funds." Each portfolio operates for many purposes as if it were an independent mutual fund. Each portfolio has its own investment objective, strategy, and management team. Each of the Funds is diversified except California Municipal Fund, Global Real Estate Securities
Fund, and Real Estate Securities Fund which are non-diversified.

Fund Policies
The investment objectives, investment strategies and the principal risks of each Fund are described in the
Prospectus. This Statement of Additional Information contains supplemental information about those strategies and risks and the types of securities the Sub-Advisor can select for each Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The composition of each Fund and the techniques and strategies that the Sub-Advisor may use in selecting securities will vary over time. A Fund is not required to use all of the investment techniques and strategies available to it in seeking its goals.

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation, resulting from market fluctuations or in a rating by a rating service, does not require elimination of any security from the portfolio.

The investment objective of each Fund and, except as described below as "Fundamental Restrictions," the investment strategies described in this Statement of Additional Information and the prospectuses are not fundamental and may be changed by the Board of Directors without shareholder approval. The Fundamental
Restrictions may not be changed without a vote of a majority of the outstanding voting securities of the affected
Fund. The Investment Company Act of 1940, as amended, ("1940 Act") provides that "a vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of 1) more than 50% of the outstanding shares or 2) 67% or more of the shares present at a meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy. Each share has one vote, with fractional shares voting proportionately. Shares of all classes of a Fund will vote together as a single class except when otherwise required by law or as determined by the Board of Directors.

With the exception of the diversification test required by the Internal Revenue Code, the Funds will not consider collateral held in connection with securities lending activities when applying any of the following fundamental restrictions or any other investment restriction set forth in each Fund's prospectus or Statement of Additional
Information.

5

Bond & Mortgage Securities, California Municipal, Core Plus Bond I, Disciplined LargeCap Blend, Diversified
International, Equity Income, Global Diversified Income, Global Real Estate Securities, Government & High Quality
Bond, High Yield, High Yield I, Income, Inflation Protection, International Emerging Markets, International Growth,
International Value I, LargeCap Blend II, LargeCap Growth, LargeCap Growth I, LargeCap Growth II, LargeCap S&P
500 Index, LargeCap Value, LargeCap Value I, LargeCap Value III, MidCap Blend, MidCap Growth, MidCap Growth
III, MidCap S&P 400 Index, MidCap Value I, MidCap Value III, Money Market, Principal Capital Appreciation, Real
Estate Securities, Short-Term Income, SmallCap Blend, SmallCap Growth, SmallCap Growth I, SmallCap Growth II,
SmallCap S&P 600 Index, SmallCap Value, SmallCap Value II, and Tax-Exempt Bond Funds

Fundamental Restrictions
Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

1)	Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

2)	Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps, and securities backed by physical commodities.

3)	Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

4)	Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5)	Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objectives and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities lent. This limit does not apply to purchases of debt securities or commercial paper.

6)	Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Fund. This restriction does not apply to the California Municipal, Global Real Estate
Securities, or Real Estate Securities Funds.

7)	Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

8)	Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. This restriction applies to the LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds except to the extent that the related Index also is so concentrated. This restriction does not apply to the Global Diversified Income Fund, Global Real Estate Securities, or Real Estate
Securities Funds.

9)	Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short). This restriction does not apply to the Core
Plus Bond Fund I.

6

Non-Fundamental Restrictions
Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

1)	Invest more than 15% (5% in the case of the Money Market Fund) of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.

2)	Pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts, options on futures contracts, and over-the-counter swap contracts are not deemed to be pledges or other encumbrances.

3)	Invest in companies for the purpose of exercising control or management.

4)	Invest more than 25% (35% for High Yield Fund) of its assets in foreign securities, except that the Diversified
International, Global Diversified Income, Global Real Estate Securities, International Emerging Markets,
International Growth, International Value I, and Money Market Funds each may invest up to 100% of its assets in foreign securities, the LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds
each may invest in foreign securities to the extent that the relevant index is so invested, and the California
Municipal, Government & High Quality Bond, and Tax-Exempt Bond Funds may not invest in foreign securities.

5)	Invest more than 5% of its total assets in real estate limited partnership interests (except the Global Diversified
Income, Global Real Estate Securities, and Real Estate Securities Funds).

6)	Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization and except as permitted by the 1940 Act, SEC rules adopted under the 1940 Act or exemptions granted by the Securities and Exchange Commission. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer’s commission or profit, other than a customary broker’s commission, is involved.

Each Fund (except the California Municipal, Diversified International, Global Diversified Income, Income, Inflation
Protection, International Emerging Markets, International Growth, International Value I, Principal Capital
Appreciation, Short-Term Income and Tax-Exempt Bond Funds) has also adopted the non-fundamental policy, pursuant to SEC Rule 35d-1, which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Fund. The Fund will provide 60-days notice to shareholders prior to implementing a change in this policy for the
Fund. For purposes of this non-fundamental restriction, the Fund tests market capitalization ranges monthly.

The Tax-Exempt Bond Fund has also adopted a fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in investments, the income from which is exempt from federal income tax or so that at least 80% of the income the Fund distributes will be exempt from federal income tax.

The California Municipal Fund has adopted a fundamental policy that requires it, under normal circumstances, to invest at least 80% of its net assets in investments the income from which is exempt from federal income tax and
California state personal income tax or so that at least 80% of the income the Fund distributes will be exempt from federal income tax and California state personal income tax. The Fund also has adopted a non-fundamental policy that requires it, under normal circumstances, to invest at least 80% of its net assets in municipal obligations.

7

International Fund I

Fundamental Restrictions
Each of the following numbered restrictions for the above-listed Fund is a matter of fundamental policy and may not be changed without shareholder approval. The Fund may not:

1)	Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

2)	With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, a) more than 5% of the Fund's total assets would be invested in the securities of that issuer or b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

3)	Borrow money, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4)	Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

5)	Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

6)	Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

7)	Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps, and securities backed by physical commodities.

8)	Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objectives and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

Non-Fundamental Restrictions
The Fund has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to the Fund's present policy to:

1)	Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

2)	Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

3)	Purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

8

4)	Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization and except as permitted by the 1940 Act, SEC rules adopted under the 1940 Act or exemptions granted by the Securities and Exchange Commission. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer’s commission or profit, other than a customary broker’s commission, is involved.

Principal LifeTime 2010, Principal LifeTime 2015, Principal LifeTime 2020, Principal LifeTime 2025, Principal
LifeTime 2030, Principal LifeTime 2035, Principal LifeTime 2040, Principal LifeTime 2045, Principal LifeTime 2050,
Principal LifeTime 2055, and Principal LifeTime Strategic Income Funds and the Strategic Asset Management
Portfolios (Balanced, Conservative Balanced, Conservative Growth, Flexible Income, and Strategic Growth
Portfolios)

Fundamental Restrictions
Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

1)	Issue senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

2)	Purchase or sell commodities or commodities contracts except that the Fund may invest in underlying funds that may purchase or write interest rate, currency, and stock and bond index futures contracts and related options thereon.

3)	Purchase or sell real estate or interests therein, although the Fund may purchase underlying funds which purchase securities of issuers that engage in real estate operations and securities secured by real estate or interests therein.

4)	Borrow money, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5)	Make loans, except that the Fund may a) purchase underlying funds which purchase and hold debt obligations and b) enter into repurchase agreements. This limit does not apply to purchases of debt securities or commercial paper by the Fund or an underlying fund. For the purpose of this restriction, lending of fund securities by the underlying funds are not deemed to be loans.

6)	Act as an underwriter of securities, except to the extent that the Fund or an underlying fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

7)	Invest 25% or more of the value of its total assets in securities of issuers in any one industry except that the Fund will concentrate its investments in the mutual fund industry. This restriction does not apply to the Fund's investments in the mutual fund industry by virtue of its investments in the underlying funds. This restriction also does not apply to obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

8)	Sell securities short.

Non-Fundamental Restrictions
Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

1)	Pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings. For the purpose of this restriction, collateral arrangements with respect to the writing of options by the underlying funds and collateral arrangements with respect to initial or variation margin for futures by the underlying funds are not deemed to be pledges of assets.

2)	Invest in companies for the purpose of exercising control or management.

9

Investment Strategies and Risks
Restricted Securities
Generally, restricted securities are not readily marketable because they are subject to legal or contractual restrictions upon resale. They are sold only in a public offering with an effective registration statement or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security. If adverse market conditions were to develop during such a period, the Fund might obtain a less favorable price than existed when it decided to sell.
Restricted securities and other securities not readily marketable are priced at fair value as determined in good faith by or under the direction of the Directors.

Each of the Funds has adopted investment restrictions that limit its investments in restricted securities or other illiquid securities up to 15% of its net assets (or, in the case of the Money Market Fund, 5%). The Directors have adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities under Rule 144A.
Securities determined to be liquid under these procedures are excluded from the preceding investment restriction.

Foreign Securities
Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on
U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of a Fund's assets is not invested and is earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a
Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political, or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a
Fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments.
Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility, or exchange rates could result in investment losses for a Fund.
Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to a Fund's investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. The Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

Investments in companies of developing (also called “emerging”) countries are subject to higher risks than investments in companies in more developed countries. These risks include:
• increased social, political, and economic instability;
• a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
• lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
• foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;

10

• relatively new capital market structure or market-oriented economy;
• the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
• restrictions that may make it difficult or impossible for the fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
• possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Depositary Receipts
Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

The Funds that may invest in foreign securities may invest in:
• American Depositary Receipts ("ADRs") - receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. They are designed for use in U.S. securities markets.
• European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") - receipts typically issued by a foreign financial institution to evidence an arrangement similar to that of ADRs.

Depositary Receipts may be issued by sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities of underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the Depositary Receipts.

Securities of Smaller Companies
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations)
than investments in larger, more mature companies. Smaller companies may be less mature than older companies.
At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies. Small company stocks may decline in price as large company stocks rise, or rise in price while larger company stocks decline. Investors should therefore expect the net asset value of the Fund that invests a substantial portion of its assets in small company stocks may be more volatile than the shares of a Fund that invests solely in larger company stocks.

11

Unseasoned Issuers
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the companies' growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Spread Transactions, Options on Securities and Securities Indices, and Futures Contracts and Options on Futures
Contracts
The Funds (except the Principal LifeTime Funds and SAM Portfolios) may each engage in the practices described under this heading.

• Spread Transactions. Each Fund may purchase covered spread options. Such covered spread options are not presently exchange listed or traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options can be used to protect each Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. The security covering the spread option is maintained in segregated accounts either with the
Fund's custodian or on the Fund's records. The Funds do not consider a security covered by a spread option to be "pledged" as that term is used in the Fund's policy limiting the pledging or mortgaging of assets.

• Options on Securities and Securities Indices. Each Fund may write (sell) and purchase call and put options on securities in which it invests and on securities indices based on securities in which the Fund invests. The Funds may engage in these transactions to hedge against a decline in the value of securities owned or an increase in the price of securities which the Fund plans to purchase, or to generate additional revenue.

• Writing Covered Call and Put Options. When a Fund writes a call option, it gives the purchaser of the option the right to buy a specific security at a specified price at any time before the option expires. When a Fund writes a put option, it gives the purchaser of the option the right to sell to the Fund a specific security at a specified price at any time before the option expires. In both situations, the Fund receives a premium from the purchaser of the option.

The premium received by a Fund reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium generates additional income for the Fund if the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, a Fund assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.

The Funds write only covered options and comply with applicable regulatory and exchange cover requirements. The Funds usually own the underlying security covered by any outstanding call option. With respect to an outstanding put option, each Fund deposits and maintains with its custodian or segregates on the Fund's records, cash, or other liquid assets with a value at least equal to the exercise price of the option.

Once a Fund has written an option, it may terminate its obligation before the option is exercised. The Fund executes a closing transaction by purchasing an option of the same series as the option previously written.
The Fund has a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.

12

• Purchasing Call and Put Options. When a Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid, and transaction costs.

When a Fund purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Fund is able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price enough to cover the premium and transaction costs.

Once a Fund purchases an option, it may close out its position by selling an option of the same series as the option previously purchased. The Fund has a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.

• Options on Securities Indices. Each Fund may purchase and sell put and call options on any securities index based on securities in which the Fund may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. The Funds engage in transactions in put and call options on securities indices for the same purposes as they engage in transactions in options on securities. When a Fund writes call options on securities indices, it holds in its portfolio underlying securities which, in the judgment of the Sub-Advisor, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.

• Risks Associated with Option Transactions. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. The Funds generally purchase or write only those options for which there appears to be an active secondary market. However, there is no assurance that a liquid secondary market on an exchange exists for any particular option, or at any particular time. If a Fund is unable to effect closing sale transactions in options it has purchased, it has to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities. If a Fund is unable to effect a closing purchase transaction for a covered option that it has written, it is not able to sell the underlying securities, or dispose of the assets held in a segregated account, until the option expires or is exercised. A
Fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.

• Futures Contracts and Options on Futures Contracts. Each Fund may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index.
Futures contracts, options on futures contracts, and the commodity exchanges on which they are traded are regulated by the Commodity Futures Trading Commission. Through the purchase and sale of futures contracts and related options, a Fund may seek to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. Each Fund may also purchase and sell futures contracts and related options to maintain cash reserves while simulating full investment in securities and to keep substantially all of its assets exposed to the market. Each Fund may enter into futures contracts and related options transactions both for hedging and non-hedging purposes.

• Futures Contracts. When a Fund sells a futures contract based on a financial instrument, the Fund is obligated to deliver that kind of instrument at a specified future time for a specified price. When a Fund purchases that kind of contract, it is obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Funds usually liquidate futures contracts

13

on financial instruments, by entering into an offsetting transaction before the settlement date, they may make or take delivery of the underlying securities when it appears economically advantageous to do so.

A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities but result in a cash settlement. The amount of the settlement is based on the difference in value of the index between the time the contract was entered into and the time it is liquidated (at its expiration or earlier if it is closed out by entering into an offsetting transaction).

When a Fund purchases or sells a futures contract, it pays a commission to the futures commission merchant through which the Fund executes the transaction. When entering into a futures transaction, the Fund does not pay the execution price, as it does when it purchases a security, or a premium, as it does when it purchases an option. Instead, the Fund deposits an amount of cash or other liquid assets (generally about 5% of the futures contract amount) with its futures commission merchant. This amount is known as "initial margin." In contrast to the use of margin account to purchase securities, the Fund's deposit of initial margin does not constitute the borrowing of money to finance the transaction in the futures contract. The initial margin represents a good faith deposit that helps assure the Fund's performance of the transaction. The futures commission merchant returns the initial margin to the Fund upon termination of the futures contract if the Fund has satisfied all its contractual obligations.

Subsequent payments to and from the futures commission merchant, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, a process known as "marking to market." The fluctuations make the long or short positions in the futures contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made. Any additional cash is required to be paid to or released by the broker and the Fund realizes a loss or gain.

In using futures contracts, the Fund may seek to establish more certainly, than would otherwise be possible, the effective price of or rate of return on portfolio securities or securities that the Fund proposes to acquire. A Fund, for example, sells futures contracts in anticipation of a rise in interest rates that would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contract increases in value when the Fund's debt securities decline in value and thereby keeps the Fund's net asset value from declining as much as it otherwise would. A Fund may also sell futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments.
When a Fund is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts. When increases in the prices of equities are expected, a Fund may purchase futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.

• Options on Futures Contracts. The Funds may also purchase and write call and put options on futures contracts.
A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.

Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that reflects an increase or a decrease from the premium originally paid. Options on futures can be used to hedge substantially the same risks addressed by the direct purchase or sale of the underlying futures contracts. For example, if a Fund anticipates a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.

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If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Fund is not subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.

When a Fund writes an option on a futures contract, the premium paid by the purchaser is deposited with the
Fund's custodian. The Fund must maintain with its futures commission merchant all or a portion of the initial margin requirement on the underlying futures contract. It assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the futures commission merchant, similar to variation margin payments, are made as the premium and the initial margin requirements are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Fund if the option is exercised.

• Risks Associated with Futures Transactions. There are a number of risks associated with transactions in futures contracts and related options. A Fund's successful use of futures contracts is subject to the ability of the Sub-
Advisor to predict correctly the factors affecting the market values of the Fund's portfolio securities. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Fund and the prices of those debt securities instead increases, the Fund loses part or all of the benefit of the increased value of its securities it hedged because it has offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Fund, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.

Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Fund enters into a futures contract or related option only if there appears to be a liquid secondary market. There can be no assurance, however, that such a liquid secondary market exists for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Fund continues to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

• Limitations on the Use of Futures and Options on Futures Contracts. Each Fund that utilizes futures contracts has claimed an exclusion from the definition of a “commodity pool operator” under the Commodity Exchange Act and is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

• Each Fund may enter into futures contracts and related options transactions, for hedging purposes and for other appropriate risk management purposes, and to modify the Fund's exposure to various currency, equity, or fixed-
income markets. Each Fund may engage in speculative futures trading. When using futures contracts and options on futures contracts for hedging or risk management purposes, each Fund determines that the price fluctuations in the contracts and options are substantially related to price fluctuations in securities held by the
Fund or which it expects to purchase. In pursuing traditional hedging activities, each Fund may sell futures

15

contracts or acquire puts to protect against a decline in the price of securities that the Fund owns. Each Fund may purchase futures contracts or calls on futures contracts to protect the Fund against an increase in the price of securities the Fund intends to purchase before it is in a position to do so.

When a Fund purchases a futures contract, or purchases a call option on a futures contract, it segregates portfolio assets, which must be liquid and marked to the market daily, in a segregated account. The amount so segregated plus the amount of initial margin held for the account of its futures commission merchant equals the market value of the futures contract.

With respect to futures contracts that are not legally required to “cash settle,” a Fund may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, a Fund is permitted to set aside or “earmark” liquid assets in an amount equal to the Fund’s daily marked to market (net) obligation, if any (in other words, the
Fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside or
“earmarking” assets equal to only its net obligation under cash-settled futures, a Fund will have the ability to utilize these contracts to a greater extent than if the Fund were required to segregate or “earmark” assets equal to the full market value of the futures contract.

High-Yield/High-Risk Bonds
Some funds invest a portion of their assets in bonds that are rated below investment grade (i.e., bonds rated BB+ or lower by Standard & Poor's Ratings Services or Ba1 or lower by Moody's Investors Service, Inc. or if unrated, determined to be of comparable quality (commonly known as "junk bonds")). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income and could expect a decline in the market value of the bonds so affected. Some Funds may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market.
Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the expense of obtaining a rating. The Sub-Advisor will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated bonds. Unrated bonds will be included in the limitation each Fund has with regard to high yield bonds unless the Sub-
Advisor deems such securities to be the equivalent of investment grade bonds.

Mortgage- and Asset-Backed Securities
The yield characteristics of the mortgage- and asset-backed securities in which the Funds may invest differ from those of traditional debt securities. Among the major differences are that the interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases those securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. If the
Fund purchases these securities at a discount, faster than expected prepayments will increase their yield, while slower than expected prepayments will reduce their yield. Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or medium-term securities.

The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for
U.S. government mortgage-backed securities. A collateralized mortgage obligation (“CMO”) may be structured in a manner that provides a wide variety of investment characteristics (yield, effective maturity, and interest rate sensitivity). As market conditions change, and especially during periods of rapid market interest rate changes, the ability of a CMO to provide the anticipated investment characteristics may be greatly diminished. Increased market volatility and/or reduced liquidity may result.

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The Funds may invest in collateralized debt obligations ("CDOs"), which include collateralized bond obligations
("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

Inflation-Indexed Bonds
The Funds may invest in inflation-indexed bonds or inflation protected debt securities, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The
U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond.
Most other issuers pay out the Consumer Price Index accruals as part of a semi-annual coupon. Inflation-indexed securities issued by the U.S. Treasury (Treasury Inflation Protected Securities or TIPS) have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-
adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-
indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers
(CPI-U), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Real Estate Investment Trusts (“REITs”)
REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. U.S. REITs are allowed to eliminate corporate level federal tax so long as they meet certain requirements of the Internal Revenue Code. Foreign REITs ("REIT-like") entities may have similar tax treatment in their respective countries. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are not diversified, are dependent upon management skill, are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the
Internal Revenue Code and failing to maintain exemption from the 1940 Act. In addition, foreign REIT-like entities will be subject to foreign securities risks. (See "Foreign Securities")

Zero-Coupon Securities
The Funds may invest in zero-coupon securities. Zero-coupon securities have no stated interest rate and pay only the principal portion at a stated date in the future. They usually trade at a substantial discount from their face (par)
value. Zero-coupon securities are subject to greater market value fluctuations in response to changing interest rates than debt obligations of comparable maturities that make distributions of interest in cash.

17

Master Limited Partnerships (“MLPs”)
An MLP is an entity that is generally taxed as a partnership for federal income tax purposes and that derives each year at least 90% of its gross income from “Qualifying Income”. Qualifying Income includes interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from commodities or commodity futures, and income and gain from mineral or natural resources activities that generate Qualifying Income. MLP interests (known as units) are traded on securities exchanges or over-the-counter. An MLP's organization as a partnership and compliance with the Qualifying Income rules generally eliminates federal tax at the entity level.

An MLP has one or more general partners (who may be individuals, corporations, or other partnerships) which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management. Typically, the general partner is owned by company management or another publicly traded sponsoring corporation. When an investor buys units in an MLP, the investor becomes a limited partner.

The business of MLPs is affected by supply and demand for energy commodities because most MLPs derive revenue and income based upon the volume of the underlying commodity produced, transported, processed, distributed, and/or marketed. Pipeline MLPs have indirect commodity exposure to oil and gas price volatility because, although they do not own the underlying energy commodity, the general level of commodity prices may affect the volume of the commodity the MLP delivers to its customers and the cost of providing services such as distributing natural gas liquids. The MLP industry in general could be hurt by market perception that MLP's performance and valuation are directly tied to commodity prices.

Pipeline MLPs are common carrier transporters of natural gas, natural gas liquids (primarily propane, ethane, butane and natural gasoline), crude oil or refined petroleum products (gasoline, diesel fuel and jet fuel). Pipeline MLPs also may operate ancillary businesses such as storage and marketing of such products. Pipeline MLPs derive revenue from capacity and transportation fees. Historically, pipeline output has been less exposed to cyclical economic forces due to its low cost structure and government-regulated nature. In addition, most pipeline MLPs have limited direct commodity price exposure because they do not own the product being shipped.

Processing MLPs are gatherers and processors of natural gas as well as providers of transportation, fractionation and storage of natural gas liquids (“NGLs”). Processing MLPs derive revenue from providing services to natural gas producers, which require treatment or processing before their natural gas commodity can be marketed to utilities and other end user markets. Revenue for the processor is fee based, although it is not uncommon to have some participation in the prices of the natural gas and NGL commodities for a portion of revenue.

Propane MLPs are distributors of propane to homeowners for space and water heating. Propane MLPs derive revenue from the resale of the commodity on a margin over wholesale cost. The ability to maintain margin is a key to profitability. Propane serves approximately 3% of the household energy needs in the United States, largely for homes beyond the geographic reach of natural gas distribution pipelines. Approximately 70% of annual cash flow is earned during the winter heating season (October through March). Accordingly, volumes are weather dependent, but have utility type functions similar to electricity and natural gas.

MLPs operating interstate pipelines and storage facilities are subject to substantial regulation by the Federal Energy
Regulatory Commission (“FERC”), which regulates interstate transportation rates, services and other matters regarding natural gas pipelines including: the establishment of rates for service; regulation of pipeline storage and liquified natural gas facility construction; issuing certificates of need for companies intending to provide energy services or constructing and operating interstate pipeline and storage facilities; and certain other matters. FERC also regulates the interstate transportation of crude oil, including: regulation of rates and practices of oil pipeline companies; establishing equal service conditions to provide shippers with equal access to pipeline transportation;
and establishment of reasonable rates for transporting petroleum and petroleum products by pipeline.

Securities Lending
All Funds may lend their portfolio securities. None of the Funds will lend its portfolio securities if as a result the aggregate of such loans made by the Fund would exceed the limits established by the 1940 Act. Portfolio securities may be lent to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days' notice and that cash or other liquid assets equal to at least 100% of the market value of the securities loaned, determined daily, is deposited by the borrower with the Fund and is maintained each business day. While such securities are on loan, the borrower pays the Fund any income accruing thereon. The Fund may invest any cash collateral, thereby earning additional income, and may receive an agreed-upon fee from the borrower. Borrowed securities must be returned when the loan terminates. Any gain or loss

18

in the market value of the borrowed securities that occurs during the term of the loan belongs to the Fund and its shareholders. A Fund pays reasonable administrative, custodial, and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or government securities pledged as collateral to the borrower or placing broker. A Fund does not normally retain voting rights attendant to securities it has lent, but it may call a loan of securities in anticipation of an important vote.

Short Sales
The Core Plus Bond Fund I may engage in “short sales.” A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Each Fund, other than the Principal LifeTime Funds and the SAM Portfolios, may engage in “short sales against the box.” This technique involves selling either a security owned by the Fund, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

Forward Foreign Currency Exchange Contracts
The Funds may, but are not obligated to, enter into forward foreign currency exchange contracts. Currency transactions include forward currency contracts and exchange listed or over-the-counter options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a specified future date at a price set at the time of the contract.

The typical use of a forward contract is to "lock in" the price of a security in U.S. dollars or some other foreign currency which a Fund is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated in or exposed to during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

The Sub-Advisor also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated in or exposed to. At times, a Fund may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.

A Fund segregates liquid assets in an amount equal to its daily marked-to-market (net) obligation (i.e., its daily net liability, if any) with respect to forward currency contracts. It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result if the value of the currency increases.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments.
Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or

19

restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a Fund if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the Fund has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Currency exchange rates may also fluctuate based on factors extrinsic to a country's economy. Buyers and sellers of currency forward contracts are subject to the same risks that apply to the use of forward contracts generally. Further, settlement of a currency forward contract for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on trading options on currency futures contracts is subject to the maintenance of a liquid market that may not always be available.

Moreover, a Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a forward counterparty.

Repurchase and Reverse Repurchase Agreements, Mortgage Dollar Rolls and Sale-Buybacks
The Funds may invest in repurchase and reverse repurchase agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to each Fund's limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the Sub-Advisor.

A Fund may use reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the
Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the reverse repurchase obligation minimizes this effect.

A "mortgage dollar roll" is similar to a reverse repurchase agreement in certain respects. In a "dollar roll" transaction a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage
Association, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical."
To be considered "substantially identical," the securities returned to a Fund generally must: 1) be collateralized by the same types of underlying mortgages; 2) be issued by the same agency and be part of the same program; 3) have a similar original stated maturity; 4) have identical net coupon rates; 5) have similar market yields (and therefore price); and 6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

A Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund.

20

A Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-
buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.

Commodity Index-Linked Notes
A commodity index-linked note is a type of structured note that is a derivative instrument. The prices of commodity-
linked derivative instruments such as commodity index-linked notes may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value. Conversely, during those same periods rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. There can be no assurance, however, that derivative instruments will perform in that manner in the future, and, at certain times in the past, the price movements of commodity-linked investments have been parallel to debt and equity securities.

During the period 1970 through 2001, the correlation between the quarterly investment returns of commodities and the quarterly investment returns of traditional financial assets such as stocks and bonds generally was negative. This inverse relationship occurred generally because commodities have historically tended to increase and decrease in value during different parts of the business cycle than have financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits.

The reverse may be true during "bull markets," when the value of traditional securities such as stocks and bonds is increasing. Under such favorable economic conditions, a fund's investments in commodity index-linked notes may be expected not to perform as well as an investment in traditional securities. Over the long term, the returns on a fund's investments in commodity index-linked notes are expected to exhibit low or negative correlation with stocks and bonds.

Swap Agreements and Options on Swap Agreements
Each Fund (except Money Market Fund) may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps, to the extent permitted by its investment restrictions. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A Fund may also enter into options on swap agreements ("swap options").

A Fund may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or
"cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a Fund's investment objectives and general investment policies, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In

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a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a
Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is for more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a "floating"
rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period.
Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

A Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the
"seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.

A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund (except Money Market Fund) may write
(sell) and purchase put and call swap options. Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights)
under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Manager or Sub-Advisor in accordance with procedures established by the Board of
Directors, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's total assets.

Whether a Fund's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the ability of the Fund's Manager or Sub-Advisor to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid.
Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that present minimal credit risks, as determined by the Fund's Manager or Sub-Advisor. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised.
However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Liquidity. Some swap markets have grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, these swap markets have become relatively liquid.

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The liquidity of swap agreements will be determined by the Manager or Sub-Advisor based on various factors, including:
• the frequency of trades and quotations,
• the number of dealers and prospective purchasers in the marketplace,
• dealer undertakings to make a market,
• the nature of the security (including any demand or tender features), and
• the nature of the marketplace for trades (including the ability to assign or offset a portfolio's rights and obligations relating to the investment).

Such determination will govern whether a swap will be deemed to be within each Fund's restriction on investments in illiquid securities.

For purposes of applying the Funds' investment policies and restrictions (as stated in the Prospectuses and this
Statement of Additional Information) swap agreements are generally valued by the Funds at market value. In the case of a credit default swap sold by a Fund (i.e., where the Fund is selling credit default protection), however, the
Fund will value the swap at its notional amount. The manner in which the Funds value certain securities or other instruments for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

When-Issued, Delayed Delivery, and Forward Commitment Transactions
Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.
When such purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the Sub-Advisor in accordance with procedures established by the Board of Directors, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated.

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery, or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

Money Market Instruments/Temporary Defensive Position
The Money Market Fund invests all of its available assets in money market instruments maturing in 397 days or less.
In addition, all of the Funds may make money market investments (cash equivalents), without limit, pending other investment or settlement, for liquidity, or in adverse market conditions. Following are descriptions of the types of money market instruments that the Funds may purchase:

• U.S. Government Securities - Securities issued or guaranteed by the U.S. government, including treasury bills, notes, and bonds.

• U.S. Government Agency Securities - Obligations issued or guaranteed by agencies or instrumentalities of the
U.S. government.
• U.S. agency obligations include, but are not limited to, the Bank for Cooperatives, Federal Home Loan
Banks, and Federal Intermediate Credit Banks.
• U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank, Federal Home Loan
Mortgage Corporation, and Federal National Mortgage Association.

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Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage
Association, are supported by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.

• Bank Obligations - Certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the opinion of the Sub-Advisor, are of comparable quality. However, each such bank with its branches has total assets of at least five billion dollars, and certificates, including time deposits of domestic savings and loan associations having at least one billion dollars in assets that are insured by the Federal Savings and Loan Insurance Corporation. The Fund may acquire obligations of U.S. banks that are not members of the
Federal Reserve System or of the Federal Deposit Insurance Corporation.

Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose a Fund to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the
Federal Deposit Insurance Corporation. A Fund only buys short-term instruments where the risks of adverse governmental action are believed by the Sub-Advisor to be minimal. A Fund considers these factors, along with other appropriate factors, in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund. A Fund may invest in certificates of deposit of selected banks having less than one billion dollars of assets provided the certificates do not exceed the level of insurance (currently $100,000) provided by the applicable government agency.

A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, a Fund occasionally may invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer, or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

• Commercial Paper - Short-term promissory notes issued by U.S. or foreign corporations.

• Short-term Corporate Debt - Corporate notes, bonds, and debentures that at the time of purchase have 397 days or less remaining to maturity.

• Repurchase Agreements - Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate.

• Taxable Municipal Obligations - Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

The ratings of nationally recognized statistical rating organization ("NRSRO"), such as Moody's Investor Services,
Inc. ("Moody's") and Standard & Poor's ("S&P"), which are described in Appendix A, represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings, including ratings of NRSROs other than
Moody's and S&P, are the initial criteria for selection of portfolio investments, but the Sub-Advisor further evaluates these securities.

Municipal Obligations
The California Municipal and Tax-Exempt Bond Funds (the "Municipal Funds") can invest in "Municipal Obligations."
Municipal Obligations are obligations issued by or on behalf of states, territories, and possessions of the United
States and the District of Columbia and their political subdivisions, agencies and instrumentalities, including municipal utilities, or multi-state agencies or authorities. The interest on Municipal Obligations is exempt from federal income tax in the opinion of bond counsel to the issuer. Three major classifications of Municipal Obligations are:

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Municipal Bonds, that generally have a maturity at the time of issue of one year or more; Municipal Notes, that generally have a maturity at the time of issue of six months to three years; and Municipal Commercial Paper, that generally has a maturity at the time of issue of 30 to 270 days.

The term "Municipal Obligations" includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and electric utilities. Other public purposes for which
Municipal Obligations are issued include refunding outstanding obligations, obtaining funds for general operating expenses, and lending such funds to other public institutions and facilities.

AMT-Subject Bonds. Industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities, and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. They are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer, even though the interest may be subject to the federal alternative minimum tax.

• Municipal Bonds. Municipal Bonds may be either "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source (e.g., the user of the facilities being financed), but not from the general taxing power. Industrial development bonds and pollution control bonds in most cases are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality. The payment of the principal and interest on industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Fund may also invest in "moral obligation"
bonds that are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.

• Municipal Notes. Municipal Notes usually are general obligations of the issuer and are sold in anticipation of a bond sale, collection of taxes, or receipt of other revenues. Payment of these notes is primarily dependent upon the issuer's receipt of the anticipated revenues. Other notes include "Construction Loan Notes" issued to provide construction financing for specific projects, and "Bank Notes" issued by local governmental bodies and agencies to commercial banks as evidence of borrowings. Some notes ("Project Notes") are issued by local agencies under a program administered by the U.S. Department of Housing and Urban Development. Project Notes are
secured by the full faith and credit of the United States.

• Bond Anticipation Notes ("BANs") are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-
term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

• Tax Anticipation Notes ("TANs") are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

• Revenue Anticipation Notes ("RANs") are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

25

• Construction Loan Notes are issued to provide construction financing for specific projects. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment by the Government National Mortgage Association ("GNMA") to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan. The Tax-Exempt Bond and California Municipal Funds will only purchase construction loan notes that are subject to GNMA or bank purchase commitments.

• Bank Notes are notes issued by local governmental bodies and agencies such as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working-capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

• Municipal Commercial Paper. Municipal Commercial Paper refers to short-term obligations of municipalities that may be issued at a discount and may be referred to as Short-Term Discount Notes. Municipal
Commercial Paper is likely to be used to meet seasonal working capital needs of a municipality or interim construction financing. Generally they are repaid from general revenues of the municipality or refinanced with long-term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

• Variable and Floating Rate Obligations. Certain Municipal Obligations, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and debt instruments issued by domestic banks or corporations may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a bank prime rate or tax-
exempt money market index. Variable rate notes are adjusted to current interest rate levels at certain specified times, such as every 30 days. A floating rate note adjusts automatically whenever there is a change in its base interest rate adjustor, e.g., a change in the prime lending rate or specified interest rate indices.
Typically such instruments carry demand features permitting the Fund to redeem at par.

The Fund's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the Fund elects to redeem the instrument and the date redemption proceeds are due which affects the ability of the issuer to pay the instrument at par value. The Sub-Advisor monitors on an ongoing basis the pricing, quality, and liquidity of such instruments and similarly monitors the ability of an issuer of a demand instrument, including those supported by bank letters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the Fund treats the maturity of each variable rate demand obligation as the longer of a) the notice period required before the Fund is entitled to payment of the principal amount through demand or b)
the period remaining until the next interest rate adjustment. Floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

The Fund may purchase participation interests in variable rate Municipal Obligations (such as industrial development bonds). A participation interest gives the purchaser an undivided interest in the Municipal
Obligation in the proportion that its participation interest bears to the total principal amount of the Municipal
Obligation. The Fund has the right to demand payment on seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the
Municipal Obligations over the negotiated yield at which the instruments were purchased by the Fund.

• Stand-By Commitments. The Municipal Funds may acquire stand-by commitments with respect to municipal obligations held in their respective portfolios. Under a stand-by commitment, a broker-dealer, dealer, or bank would agree to purchase, at the relevant Funds' option, a specified municipal security at a specified price.
Thus, a stand-by commitment may be viewed as the equivalent of a put option acquired by a Fund with respect to a particular municipal security held in the Fund's portfolio.

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The amount payable to a Fund upon its exercise of a stand-by commitment normally would be 1) the acquisition cost of the municipal security (excluding any accrued interest that the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus, 2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances, the Fund would value the underlying municipal security at amortized cost. As a result, the amount payable by the broker-dealer, dealer or bank during the time a stand-by commitment is exercisable would be substantially the same as the value of the underlying municipal obligation.

A Fund's right to exercise a stand-by commitment would be unconditional and unqualified. Although a Fund could not transfer a stand-by commitment, it could sell the underlying municipal security to a third party at any time. It is expected that stand-by commitments generally will be available to the Funds without the payment of any direct or indirect consideration. The Funds may, however, pay for stand-by commitments if such action is deemed necessary. In any event, the total amount paid for outstanding stand-by commitments held in a Fund's portfolio would not exceed 0.50% of the value of a Fund's total assets calculated immediately after each stand-by commitment is acquired.

The Funds intend to enter into stand-by commitments only with broker-dealers, dealers, or banks that their
Sub-Advisors believe present minimum credit risks. A Fund's ability to exercise a stand-by commitment will depend upon the ability of the issuing institution to pay for the underlying securities at the time the stand-by commitment is exercised. The credit of each institution issuing a stand-by commitment to a Fund will be evaluated on an ongoing basis by the Sub-Advisor.

A Fund intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its right thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation of the underlying municipal security. Each stand-by commitment will be valued at zero in determining net asset value. Should a Fund pay directly or indirectly for a stand-by commitment, its costs will be reflected in realized gain or loss when the commitment is exercised or expires. The maturity of a municipal security purchased by a Fund will not be considered shortened by any stand-by commitment to which the obligation is subject. Thus, stand-by commitments will not affect the dollar-weighted average maturity of a Fund's portfolio.

• Other Municipal Obligations. Other kinds of Municipal Obligations are occasionally available in the marketplace, and the Fund may invest in such other kinds of obligations to the extent consistent with its investment objective and limitations. Such obligations may be issued for different purposes and with different security than those mentioned above.

• Risks. of Municipal Obligations. The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal
Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue. The Fund's ability to achieve its investment objective also depends on the continuing ability of the issuers of the
Municipal Obligations in which it invests to meet their obligation for the payment of interest and principal when due.

Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act. They are also subject to federal or state laws, if any, which extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations or upon municipalities to levy taxes. The power or ability of issuers to pay, when due, principal of and interest on Municipal Obligations may also be materially affected by the results of litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals will be introduced in the future. If such a proposal was enacted, the ability of the Fund to pay "exempt interest" dividends may be adversely affected. The Fund would reevaluate its investment objective and policies and consider changes in its structure.

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Special Considerations Relating to California Municipal Obligations
The California Municipal Fund concentrates its investments in California municipal obligations, and therefore may be significantly impacted by political, economic, or regulatory developments that affect issuers in California and their ability to pay principal and interest on their obligations. The ability of issuers to pay interest on, and repay principal of,
California municipal obligations may be affected by 1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities, 2) voter initiatives, 3) a wide variety of
California laws and regulations, including laws related to the operation of health care institutions and laws related to secured interests in real property, and 4) the general financial condition of the State of California and the California economy. The Tax-Exempt Bond Fund also invests in California municipal obligations.

Insurance
The insured municipal obligations in which the Municipal Funds may invest are insured under insurance policies that relate to the specific municipal obligation in question. This insurance is generally non-cancelable and will continue in force so long as the municipal obligations are outstanding and the insurer remains in business.

The insured municipal obligations are generally insured as to the scheduled payment of all installments of principal and interest as they fall due. The insurance covers only credit risk and therefore does not guarantee the market value of the obligations in a Fund's investment portfolio or a Fund's NAV. The Fund's NAV will continue to fluctuate in response to fluctuations in interest rates. A Fund's investment policy requiring investment in insured municipal obligations will not affect the Fund's ability to hold its assets in cash or to invest in escrow-secured and defeased bonds or in certain short-term tax-exempt obligations, or affect its ability to invest in uninsured taxable obligations for temporary or liquidity purposes or on a defensive basis.

Taxable Investments of the Municipal Funds
Each of the Municipal Funds may invest a portion of its assets, as described in the prospectus, in taxable short-term investments consisting of: Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, domestic bank certificates of deposit and bankers' acceptances, short-term corporate debt securities such as commercial paper, and repurchase agreements ("Taxable Investments"). These investments must have a stated maturity of one year or less at the time of purchase and must meet the following standards: banks must have assets of at least $1 billion; commercial paper must be rated at least "A" by S&P or "Prime" by Moody's or, if not rated, must be issued by companies having an outstanding debt issue rated at least "A" by S&P or Moody's;
corporate bonds and debentures must be rated at least "A" by S&P or Moody's. Interest earned from Taxable
Investments is taxable to investors. When, in the opinion of the Fund's Manager, it is advisable to maintain a temporary "defensive" posture, each Municipal Fund may invest without limitation in Taxable Investments. At other times, Taxable Investments, Municipal Obligations that do not meet the quality standards required for the 80%
portion of the portfolio and Municipal Obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax will not exceed 20% of the Fund's total assets.

Other Investment Companies
Each Fund may invest in the securities of investment companies, subject to its fundamental and non-fundamental instrument restrictions. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, various exchange-traded funds ("ETFs"), and other open-end investment companies, represent interests in professionally managed portfolios that may invest in a variety of instruments.
Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. ETFs are often structured to perform in a similar fashion to a broad-based securities index. Investing in ETFs involves substantially the same risks as investing directly in the underlying instruments. In addition, ETFs involve the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments.

As a shareholder in an investment company, a Fund would bear its ratable share of that entity's expenses, including its advisory and administrative fees. The Fund would also continue to pay its own advisory fees and other expenses.
Consequently, the Fund and its shareholders would, in effect, absorb two levels of fees with respect to investments in other investment companies.

28

Bank Loans (also known as Senior Floating Rate Interests)
Bank loans typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral, and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Bank loans are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans.
A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-
payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered
Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Bank loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur.

Industry Concentrations
Each of the Funds, except the Global Diversified Income, Global Real Estate Securities, Real Estate Securities,
LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds, may not concentrate (invest more than 25% of its assets) its investments in any particular industry. The LargeCap S&P 500 Index, MidCap S&P
400 Index, and SmallCap S&P 600 Index Funds may concentrate their investments in a particular industry only to the extent that the relevant indices are so concentrated. The International Growth Fund, LargeCap Growth Fund I,
LargeCap Growth Fund II, LargeCap Value Fund I, SmallCap Growth Fund II, SmallCap Value Fund II and each of the funds sub-advised by Edge Asset Management, Inc. use the Global Industry Classification Standard (GICS®) to
measure industry concentration. The other Funds use the Directory of Companies Filing Annual Reports with the
Securities and Exchange Commission ("SEC") to measure industry concentration. The Funds interpret their policy with respect to concentration in a particular industry to apply only to direct investments in the securities of issuers in a particular industry. For purposes of this restriction, government securities such as treasury securities or mortgage-
backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities are not subject to the Funds' industry concentration restrictions. The Funds view their investments in privately issued mortgage-related securities, asset-backed securities or municipal securities as not representing interests in any particular industry or group of industries.

Portfolio Turnover
Portfolio turnover is a measure of how frequently a portfolio's securities are bought and sold. The portfolio turnover rate is generally calculated as the dollar value of the lesser of a portfolio's purchases or sales of shares of securities during a given year, divided by the monthly average value of the portfolio securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year.

It is not possible to predict future turnover rates with accuracy. Many variable factors are outside the control of a portfolio manager. The investment outlook for the securities in which a portfolio may invest may change as a result of unexpected developments in securities markets, economic or monetary policies, or political relationships. High market volatility may result in a portfolio manager using a more active trading strategy than might otherwise be employed. Each portfolio manager considers the economic effects of portfolio turnover but generally does not treat the portfolio turnover rate as a limiting factor in making investment decisions.

Sale of shares by investors may require the liquidation of portfolio securities to meet cash flow needs. In addition, changes in a particular portfolio's holdings may be made whenever the portfolio manager considers that a security is no longer appropriate for the portfolio or that another security represents a relatively greater opportunity. Such changes may be made without regard to the length of time that a security has been held.

Higher portfolio turnover rates generally increase transaction costs that are expenses of the Account. Active trading may generate short-term gains (losses) for taxable shareholders.

29

The following Funds had significant variation in portfolio turnover rates over the two most recently completed fiscal years:

	2010	2009
Fund	Turnover	Turnover	Comments

Core Plus Bond I	186.8%	356.2%	Turnover was elevated during 2009 due to the significant increase in
			assets. Cash flows stabilized during 2010.

Global Diversified Income	75.5%	182.5%	During 2009 this Fund switched sub-advisors in the high yield sleeve
			and added a Master Limited Partnership sleeve to the Fund. These
			actions resulted in elevated turnover.

Government & High Quality Bond	51.2%	26.6%	Turnover was elevated in 2010 as a result of repositioning the
			portfolio given clarity regarding the economic trajectory.

Income	13.1%	30.6%	During 2010, the portfolio experienced more stable cash flows
			compared to the previous year, bringing turnover down.

LargeCap Blend II	36.2%	79.8%	During 2009, this Fund implemented a core-satellite structure. The
			process included adding a core portfolio sub-advised by PMC and
			adding a new co-sub-advisor (satellite manager). These actions
			elevated turnover in 2009.

LargeCap Growth I	49.8%	98.9%	During 2009, this Fund implemented a core-satellite structure. The
			process included adding a core portfolio sub-advised by PMC and
			adding a new co-sub-advisor (satellite manager). These actions
			elevated turnover in 2009.

LargeCap Growth II	70.8%	140.0%	During 2009, this Fund implemented a core-satellite structure. The
			process included adding a core portfolio sub-advised by PMC and
			adding a new co-sub-advisor (satellite manager). These actions
			elevated turnover in 2009.

MidCap Blend	26.7%	12.9%	Turnover in 2010 returned to the low to moderate level consistent
			with the long-term average for the strategy. Turnover was depressed
			in 2009 due in part to the fund's acquisition of the assets of another
			fund which allowed the MidCap Blend Fund to reposition without
			turning over its portfolio.

Principal LifeTime 2015	32.0%	9.1%	During 2010, several changes were made to the underlying funds
			including removing some funds and replacing them with other funds.
			This resulted in higher turnover levels during the year.

Principal LifeTime 2020	32.0%	15.7%	During 2010, several changes were made to the underlying funds
			including removing some funds and replacing them with other funds.
			This resulted in higher turnover levels during the year.

Principal LifeTime 2025	25.2%	8.5%	During 2010, several changes were made to the underlying funds
			including removing some funds and replacing them with other funds.
			This resulted in higher turnover levels during the year.

Principal LifeTime 2030	32.1%	9.5%	During 2010, several changes were made to the underlying funds
			including removing some funds and replacing them with other funds.
			This resulted in higher turnover levels during the year.

Principal LifeTime 2035	25.0%	7.0%	During 2010, several changes were made to the underlying funds
			including removing some funds and replacing them with other funds.
			This resulted in higher turnover levels during the year.

Principal LifeTime 2040	31.4%	5.8%	During 2010, several changes were made to the underlying funds
			including removing some funds and replacing them with other funds.
			This resulted in higher turnover levels during the year.

Principal LifeTime 2045	23.8%	4.8%	During 2010, several changes were made to the underlying funds
			including removing some funds and replacing them with other funds.
			This resulted in higher turnover levels during the year.

Principal LifeTime 2050	30.1%	15.2%	During 2010, several changes were made to the underlying funds
			including removing some funds and replacing them with other funds.
			This resulted in higher turnover levels during the year.

SAM Balanced	13.2%	5.1%	Turnover increased in this portfolio due to the reallocation to
			additional asset classes for increased diversification and return
			enhancement.

SAM Conservative Growth	15.4%	4.2%	Turnover increased in this portfolio due to the reallocation to
			additional asset classes for increased diversification and return
			enhancement.

30

	2010	2009
Fund	Turnover	Turnover	Comments

SAM Strategic Growth	15.6%	3.7%	Turnover increased in this portfolio due to the reallocation to
			additional asset classes for increased diversification and return
			enhancement.

Tax-Exempt Bond	31.1%	75.8%	Higher turnover in 2009 was due to higher interest rates and wider
			spreads coupled with record flows into municipals which allowed for
			restructuring of the portfolio. 2010's lower turnover was due to tighter
			spreads and lower yields on new issues versus the current book
			yields in the portfolio, making restructuring difficult.

LEADERSHIP STRUCTURE AND BOARD OF DIRECTORS

Overall responsibility for directing the business and affairs of the Fund rests with the Board of Directors, who are elected by the Fund's shareholders. In addition to serving on the Board of Directors of the Fund, each director serves on the Board of Principal Variable Contracts Funds, Inc. (PVC). The Board is responsible for overseeing the operations of the Fund in accordance with the provisions of the Investment Company Act, other applicable laws and the Fund's charter. The Board of Directors elects the officers of the Fund to supervise its day-to-day operations. The
Board meets in regularly scheduled meetings eight times throughout the year. Board meetings may occur in-person or by telephone. In addition, the Board holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. Board members who are not
"interested persons" ("Independent Directors") of the Fund meet annually to consider renewal of the Fund's advisory contracts. The Board is currently composed of twelve members, nine of whom are Independent Directors of the
Fund. Each director has significant prior senior management and/or board experience.

The Chairman of the Board is an interested person of the Fund. The independent directors of the Fund have appointed a lead independent director whose role is to review and approve, with the Chairman, the agenda for each
Board meeting and facilitate communication among the Fund's independent directors as well as communication between the independent directors, management of the Fund and the full Board. The Fund has determined that the
Board's leadership structure is appropriate given the characteristics and circumstances of the Fund, including such items as the number of series or portfolios that comprise the Fund, the variety of asset classes those series reflect, the net assets of the Fund, the committee structure of the Board and the distribution arrangements of the Fund.

The directors were selected to serve and continue on the Board based upon their skills, experience, judgment, analytical ability, diligence, ability to work effectively with other Board members, a commitment to the interests of shareholders and, for each independent director, a demonstrated willingness to take an independent and questioning view of management. In addition to those qualifications, the following is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion, as of the date of this Statement of Additional
Information, that each person identified below should serve as a director for the Fund. As required by rules the SEC has adopted under the Investment Company Act, the Fund's Independent Directors select and nominate all candidates for Independent Director positions.

Independent Directors
Elizabeth Ballantine. Ms. Ballantine has served as a director of the Fund since 2004. Ms. Ballantine has also served as a director of PVC since 2004. Through her professional training and experience as an attorney and her experience as a director of Principal Funds, investment consultant and director of McClatchy Company, Ms.
Ballantine is experienced in financial, investment and regulatory matters.

Kristianne Blake. Ms. Blake has served as a director of the Fund since 2007. Ms. Blake has also served as a director of PVC since 2007. From 1998-2007, Ms. Blake served as a Trustee of the WM Group of Funds. Ms. Blake has been a director of the Russell Investment Funds since 2000. Through her education, experience as a director of mutual funds and employment experience, Ms. Blake is experienced with financial, accounting, regulatory and investment matters.

Craig Damos. Mr. Damos has served as a director of the Fund since 2008. Mr. Damos has also served as a director of PVC since 2008. Mr. Damos served as President and Chief Executive Officer of Weitz Company from 2006-2010 and Vertical Growth Officer from 2004-2006. From 2000-2004, Mr. Damos served as the Chief Financial Officer of
Weitz Company. From 2005-2008, Mr. Damos served as a director of West Bank. Through his education, experience as a director of Principal Funds and employment experience, Mr. Damos is experienced with financial, accounting, regulatory and investment matters.

31

Richard W. Gilbert. Mr. Gilbert has served as a director of the Fund since 2000. Mr. Gilbert has also served as a director of PVC since 2000. From 1988-1993, Mr. Gilbert served as the Chairman of the Board of the Federal Home
Loan Bank of Chicago. Since 2005, Mr. Gilbert has served as a director of Calamos Asset Management, Inc.
Through his service as a director of Principal Funds and his employment experience, Mr. Gilbert is experienced with financial, regulatory and investment matters.

Mark A. Grimmett. Mr. Grimmett has served as a director of the Fund since 2004. Mr. Grimmett has also served as a director of PVC since 2004. Mr. Grimmett is a certified public accountant. Since 1996, Mr. Grimmett has served as the Chief Financial Officer for Merle Norman Cosmetics, Inc. Through his service as a director of Principal Funds, his education and his employment experience, Mr. Grimmett is experienced with financial, accounting, regulatory and investment matters.

Fritz Hirsch. Mr. Hirsch has served as director of the Fund since 2005. Mr. Hirsch has also served as a director of the
PVC since 2005. From 1983-1985, Mr. Hirsch served as Chief Financial Officer of Sassy, Inc. From 1986-2009, Mr.
Hirsch served as President and Chief Executive Officer of Sassy, Inc. Through his experience as a director of the
Principal Funds and employment experience, Mr. Hirsch is experienced with financial, accounting, regulatory and investment matters.

William Kimball. Mr. Kimball has served as director of the Fund since 2000. Mr. Kimball has also served as a director of the PVC since 2000. From 1998-2004, Mr. Kimball served as Chairman and CEO of Medicap Pharmacies, Inc.
Prior to 1998, Mr. Kimball served as President and CEO of Medicap. Since 2004, Mr. Kimball has served as director of Casey's General Store, Inc. Through his experience as a director of the Principal Funds and his employment experience, Mr. Kimball is experienced with financial, regulatory and investment matters.

Barbara Lukavsky. Ms. Lukavsky has served as a director of the Fund since 1993. Ms. Lukavsky has also served as a director of PVC since 1993. Ms. Lukavsky founded Barbican Enterprises, Inc. and since 1994 has served as its
President and CEO. Through her experience as a director of the Principal Funds and employment experience, Ms.
Lukavsky is experienced with financial, regulatory, marketing and investment matters.

Daniel Pavelich. Mr. Pavelich has served as a director of the Fund since 2007. Mr. Pavelich has also served as a director of PVC since 2007. From 1998-2007, Mr. Pavelich served as a Trustee of the WM Group of Funds. From
1996-1999, Mr. Pavelich served as Chairman and CEO of BDO Seidman and as its Chairman from 1994-1996.
Through his education, experience as a director of mutual funds and his employment experience, Mr. Pavelich is experienced with financial, accounting, regulatory and investment matters.

Interested Directors
Ralph C. Eucher. Mr. Eucher has served as a director of the Fund since 1999. Mr. Eucher has also served as a director of PVC since 1999. Mr. Eucher has served as a director of Principal Management Corporation and Princor
Financial Services Corporation since 1999. Mr. Eucher has been a Senior Vice President at Principal Financial
Group, Inc. since 2002. Through his professional training and experience as an attorney and his service as a director of Principal Funds and his employment experience, Mr. Eucher is experienced with financial, regulatory and investment matters.

Nora M. Everett. Ms. Everett has served as a director of the Fund since 2008. Ms. Everett has also served as a director of PVC since 2008. From 2004-2008, Ms. Everett was Senior Vice President and Deputy General Counsel at
Principal Financial Group, Inc. From 2001-2004, Ms. Everett was Vice President and Counsel at Principal Financial
Group. Through her professional training and experience as an attorney and her service as a director of Principal
Funds and her employment experience, Ms. Everett is experienced with financial, regulatory and investment matters.

William G. Papesh. Mr. Papesh has served as a director of the Fund since 2007. Mr. Papesh has also served as a director of PVC since 2007. From 1987-2007, Mr. Papesh served as a Trustee, President and Chief Executive Officer of the WM Group of Funds. Through his experience as a director of mutual funds and his employment experience,
Mr. Papesh is experienced with financial, regulatory and investment matters.

Risk oversight forms part of the Board's general oversight of the Fund and is addressed as part of various Board and
Committee activities. As part of its regular oversight of the Funds, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, sub-advisers, the Fund's Chief
Compliance Officer, the independent registered public accounting firm for the Fund, internal auditors for Principal or its affiliates, as appropriate, regarding risks faced by the Fund. The Board, with the assistance of Fund management and Principal, reviews investment policies and risks in connection with its review of the Funds' performance. The

32

Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Fund's compliance program and reports to the Board regarding compliance matters for the Fund and its principal service providers. In addition, as part of the Board's periodic review of the Fund's advisory, sub-advisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board oversees a Principal valuation committee comprised of Fund officers and officers of Principal and has approved and periodically reviews valuation policies applicable to valuing the Fund's shares.

The Board has established the following committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Fund faces.

Committee membership is identified on the following pages. Each committee must report its activities to the Board on a regular basis. As used in this SAI, the “Fund Complex” refers to all series of Principal Funds, Inc. (including those not contained in this SAI) and Principal Variable Contracts Funds, Inc.

Audit Committee
The primary purpose of the Committee is to assist the Board in fulfilling certain of its responsibilities. The Audit
Committee serves as an independent and objective party to monitor the Fund Complex's accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants.
The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex's financial statements; 2) the
Fund Complex's compliance with certain legal and regulatory requirements; 3) the independent registered public accountants' qualifications and independence; and 4) the performance of the Fund Complex's independent registered public accountants. The Audit Committee also serves to provide an open avenue of communication among the independent registered public accountants, the Manager's internal auditors, Fund Complex management, and the Board. The Audit Committee held four meetings during the last fiscal year.

Executive Committee
The Committee's primary purpose is to exercise certain powers of the Board of Directors when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law 3) recommend to the stockholders any action which requires stockholder approval;
4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval. The
Executive Committee held no meetings during the last fiscal year.

Nominating and Governance Committee
The Committee's primary purpose is to oversee 1) the structure and efficiency of the Boards of Directors and the committees the Boards establish, and 2) the activities of the Fund Complex's Chief Compliance Officer. The
Committee responsibilities include evaluating board membership and functions, committee membership and functions, insurance coverage, and legal and compliance matters.

The nominating functions of the Nominating and Governance Committee include selecting and nominating all candidates who are not "interested persons" of the Fund Complex (as defined in the 1940 Act) for election to the
Board. Generally, the committee requests director nominee suggestions from the committee members and management. In addition, the committee will consider director candidates recommended by shareholders of the Fund
Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 650 8th Street, Des Moines,
Iowa 50392. When evaluating a person as a potential nominee to serve as an independent director, the committee will generally consider, among other factors: age; education; relevant business experience; geographical factors;
whether the person is "independent" and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees. The Nominating and Governance Committee held four meetings during the last fiscal year.

33

Operations Committee
The Committee's primary purpose is to oversee the provision of administrative and distribution services to the Fund
Complex, communications with the Fund Complex's shareholders, and review and oversight of the Fund Complex's operations. The Operations Committee held four meetings during the last fiscal year.

Management Information
The following table presents certain information regarding the Directors of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. In addition, the table includes information concerning other directorships held by each Director in reporting companies under the
Securities Exchange Act of 1934 or registered investment companies under the 1940 Act. Information is listed separately for those Directors who are “interested persons” (as defined in the 1940 Act) of the Fund (the “Interested
Directors”) and those Directors who are Independent Directors. All Directors serve as directors for each of the two investment companies sponsored by Principal Life Insurance Company (“Principal Life”): the Fund and Principal
Variable Contracts Funds, Inc.

Number of
Portfolios
		Length		in Fund
		of Time		Complex
Name, Address,	Position(s) Held	Served as	Principal Occupation(s)	Overseen by	Other Directorships
and Year of Birth	with Fund	Director	During Past 5 Years	Director	Held by Director
Elizabeth Ballantine	Director	Since 2004	Principal, EBA Associates	98	Durango Herald, Inc.;
711 High Street	Member Nominating		(consulting and investments)		McClatchy
Des Moines, Iowa 50392	and Governance				Newspapers, Inc.
1948	Committee

Kristianne Blake	Director	Since 2007	President, Kristianne Gates	98	Avista Corporation;
711 High Street	Member Operations		Blake, P.S. (personal financial		Russell Investment
Des Moines, Iowa 50392	Committee		and tax planning)		Company*
1954					Russell Investment Funds*
(51 portfolios overseen)

Craig Damos	Director	Since 2008	Consultant, C. P. Damos	98
711 High Street	Member Operations		Consulting, LLC. Formerly
Des Moines, Iowa 50392	Committee		Chairman/CEO/President and
1954			Vertical Growth Officer, and
The Weitz Company (general
construction)

Richard W. Gilbert	Director	Since 2000	President, Gilbert	98	Calamos Asset
711 High Street	Member Executive		Communications, Inc.		Management, Inc.
Des Moines, Iowa 50392	Committee		(business consulting)		(2005)
1940	Member Nominating
and Governance
Committee

Mark A. Grimmett	Director	Since 2004	Executive Vice President and	98	None
711 High Street	Member Audit		CFO, Merle Norman
Des Moines, Iowa 50392	Committee		Cosmetics, Inc. (cosmetics
1960			manufacturing)

Fritz S. Hirsch	Director	Since 2005	Formerly President, Sassy, Inc.	98	Focus Products Group
711 High Street	Member Audit		(manufacturer of infant and		(housewares)
Des Moines, Iowa 50392	Committee		juvenile products)
1951

William C. Kimball	Director	Since 2000	Partner, Kimball – Porter	98	Casey's General Store
711 High Street	Member Nominating		Investments L.L.C.
Des Moines, Iowa 50392	and Governance
1947	Committee

Barbara A. Lukavsky	Director	Since 1993	President and CEO, Barbican	98	None
711 High Street	Member Nominating		Enterprises, Inc.
Des Moines, Iowa 50392	and Governance		(cosmetics manufacturing)
1940	Committee

34

Number of
Portfolios
		Length		in Fund
		of Time		Complex
Name, Address,	Position(s) Held	Served as	Principal Occupation(s)	Overseen by	Other Directorships
and Year of Birth	with Fund	Director	During Past 5 Years	Director	Held by Director

Daniel Pavelich	Director	Since 2007	Retired	98	Catalytic, Inc.
711 High Street	Member Audit				(offshore software
Des Moines, Iowa 50392	Committee				development);
1944					Vaagan Bros. Lumber, Inc.

* The Fund and the funds of Russell Investment Funds and Russell Investment Company have one or more common sub-advisors.
The following directors are considered to be Interested Directors because they are affiliated persons of Principal
Management Corporation (“Principal” or the “Manager”), Principal Funds Distributor, Inc. (“PFD” or “the “Distributor”)
and/or the Fund’s principal underwriter, or Princor Financial Services Corporation (“Princor”), the Fund’s former principal underwriter.

Number of
Portfolios in
			Positions with the Manager	Fund	Other
	Position(s)	Length of	and its affiliates;	Complex	Directorships
Name, Address,	Held	Time	Principal Occupation(s)	Overseen	Held by
and Year of Birth	with Fund	Served	During Past 5 Years**	by Director	Director
Ralph C. Eucher	Chairman	Since 2008	Director, PMC, PSS (since 2007), CCI, and	98	None
711 High Street	Director	Since 1999	Spectrum. Chairman, PFD (since 2007).
Des Moines,	Member Executive		Acting Chairman, Princor (since 2008). Senior
Iowa 50392	Committee		Vice President, PLIC. Director, Currency
1952			Management Group, London affiliate (since
2008).

Nora M. Everett	Chief Executive Officer	Since 2010	President and Director, PMC (since 2008).	98	None
711 High Street	President	Since 2008	Director, PFD (since 2008), Princor (since
Des Moines,	Director	Since 2008	2008), PSS (since 2008), Edge (since 2008),
Iowa 50392	Member Executive		and Principal International Holding Company,
1959	Committee		LLC (since 2006). Chief Executive Officer,
Princor (since 2009). Senior Vice President/
Retirement & Investors Services, PLIC (since
2008). Director, Principal Asset Management
Company (Asia) Limited (since 2008).
Chairman, Principal Financial Advisors, Inc.
(since 2010). Director, Principal International,
since 2006.

William G. Papesh	Director	Since 2007	Retired December 2007. Prior thereto,	98	None
711 High Street	Member Operations		President and CEO of WM Group of
Des Moines,	Committee		Funds; President and Director of Edge Asset
Iowa 50392			Management, Inc.
1943

**	Abbreviations used in this table:
	•	Columbus Circle Investors (CCI)
	•	Edge Asset Management, Inc. (Edge)
	•	Princor Financial Services Corporation (Princor)
	•	Principal Funds Distributor, Inc. (PFD)
	•	Principal Global Investors, LLC (PGI)
	•	Principal Life Insurance Company (PLIC)
	•	Principal Management Corporation (PMC)
	•	Principal Real Estate Investors, LLC (PREI)
	•	Principal Shareholder Services, Inc. (PSS)
	•	Spectrum Asset Management, Inc. (Spectrum)

35

Officers of the Fund
The following table presents certain information regarding the officers of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. Officers serve at the pleasure of the Board of Directors. Each officer of the Fund has the same position with Principal Funds, Inc.

Position(s) Held
Name, Address	with Fund and	Positions with the Manager and its Affiliates;
and Year of Birth	Length of Time Served	Principal Occupations During Past 5 Years**
Craig L. Bassett	Treasurer	Treasurer, PMC, PFD, Princor, PSS (since 2007), and Spectrum. Vice
711 High Street	(since 1996)	President and Treasurer, PGI (since 2007), PREI, Edge and PLIC.
Des Moines, Iowa 50392
1952

Michael J. Beer	Executive Vice President	Executive Vice President and Chief Operating Officer, PMC. Executive Vice
711 High Street	(since 2001)	President, PFD. President, Princor, PSS (since 2007). Director, PMC (since
Des Moines, Iowa 50392		2008), Princor, and PSS (since 2007). Vice President – Mutual Funds &
1961		Broker Dealer, PLIC.

Randy L. Bergstrom	Assistant Tax Counsel	Counsel, PGI and PLIC.
711 High Street	(since 2005)
Des Moines, Iowa 50392
1955

David J. Brown	Chief Compliance Officer	Senior Vice President, PMC, PFD, Princor, and PSS (since 2007). Vice
711 High Street	(since 2004)	President/Compliance, PLIC.
Des Moines, Iowa 50392
1960

Jill R. Brown	Senior Vice President	President, PFD (since 2011). President and Chief Financial Officer, PFD
1100 Investment Boulevard,	(since 2007)	(2010). Senior Vice President and Chief Financial Officer, PMC, Princor, and
Ste 200		PSS (since 2007). Director, PFD (since 2007).
El Dorado Hills, CA 95762
1967

Cary Fuchs	Senior Vice President of	Chief Operating Officer, PFD (since 2010). President, PFD (2007-2010).
1100 Investment Boulevard,	Distribution (since 2007)	Senior Vice President/Mutual Fund Operations, PSS (since 2009). Vice
Ste 200		President/Mutual Fund Operations, PSS (2007-2009). Director – Transfer
El Dorado Hills, CA 95762		Agent & Administrative Services, PLIC. Prior thereto, FVO, WMSS.
1957

Stephen G. Gallaher	Assistant Counsel	Assistant General Counsel, PMC (since 2007), PFD (since 2007), Princor
711 High Street	(since 2006)	(since 2007), PSS (since 2007), and PLIC. Prior thereto, Second Vice
Des Moines, Iowa 50392		President and Counsel.
1955

Ernest H. Gillum	Vice President (since 2000)	Vice President and Chief Compliance Officer, PMC. Vice President, Princor,
711 High Street	Assistant Secretary	and PSS (since 2007).
Des Moines, Iowa 50392	(since 1993)
1955

Patrick A. Kirchner	Assistant Counsel	Assistant General Counsel, PMC (since 2008), Princor (since 2008), and
711 High Street	(since 2002)	PGI (since 2008) and PLIC.
Des Moines, Iowa 50392
1960

Carolyn F. Kolks	Assistant Tax Counsel	Counsel, PGI and PLIC.
711 High Street	(since 2005)
Des Moines, Iowa 50392
1962

Jennifer A. Mills	Assistant Counsel	Counsel, PMC (since 2009), PFD (since 2009), Princor (since 2009), PSS
711 High Street	(since 2010)	(since 2009), and PLIC. Prior thereto, Judicial Law Clerk, Iowa Supreme
Des Moines, IA 50392		Court.
1973

Layne A. Rasmussen	Chief Financial Officer	Vice President and Controller – Principal Funds, PMC and Princor (2008-
711 High Street	(since 2008)	2009). Financial Controller, PLIC.
Des Moines, Iowa 50392	Vice President (since 2005)
1958	Controller (since 2000)

36

Position(s) Held
Name, Address	with Fund and	Positions with the Manager and its Affiliates;
and Year of Birth	Length of Time Served	Principal Occupations During Past 5 Years**
Michael D. Roughton	Counsel	Senior Vice President and Counsel, PMC, Princor, PFD (since 2007), and
711 High Street	(since 1990)	PSS (since 2007). Vice President and Associate General Counsel, and
Des Moines, Iowa 50392		PLIC.
1951

Adam U. Shaikh	Assistant Counsel	Counsel, PMC (since 2007), PFD, Princor (since 2007), PSS (since 2007)
711 High Street	(since 2006)	and PLIC. Prior thereto, practicing attorney.
Des Moines, Iowa 50392
1972

Dan L. Westholm	Assistant Treasurer	Director – Treasury, PMC, Princor (2008-2009), and PSS (since 2007).
711 High Street	(since 2006)	Director – Corporate Treasurer, PLIC.
Des Moines, Iowa 50392
1966

Beth C. Wilson	Vice President and	Vice President, PMC (since 2007) and Princor (2007-2009). Prior thereto,
711 High Street	Secretary (since 2007)	Segment Business Manager, Pella Corporation.
Des Moines, Iowa 50392
1956

**	Abbreviations used in this table:
	•	Columbus Circle Investors (CCI)
	•	Edge Asset Management, Inc. (Edge)
	•	Princor Financial Services Corporation (Princor)
	•	Principal Funds Distributor, Inc. (PFD)
	•	Principal Global Investors, LLC (PGI)
	•	Principal Life Insurance Company (PLIC)
	•	Principal Management Corporation (PMC)
	•	Principal Real Estate Investors, LLC (PREI)
	•	Principal Shareholder Services, Inc. (PSS)
	•	Spectrum Asset Management, Inc. (Spectrum)

The following tables set forth the aggregate dollar range of the equity securities of the mutual funds within the Fund

Complex which were beneficially owned by the Directors as of December 31, 2010.
For the purpose of these tables, beneficial ownership means a direct or indirect pecuniary interest. Only the Directors who are “interested persons” are eligible to participate in an employee benefit program which invests in Principal
Funds, Inc. Directors who beneficially owned shares of the series of the Principal Variable Contracts Funds, Inc. did so through variable life insurance and variable annuity contracts. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following dollar ranges:

A	$0
B	$1 up to and including $10,000
C	$10,001 up to and including $50,000
D	$50,001 up to and including $100,000
E	$100,001 or more

Independent Directors (not Considered to be "Interested Persons")

Fund	Ballantine	Blake	Damos	Gilbert	Grimmett	Hirsch	Kimball	Lukavsky	Pavelich
Bond & Mortgage Securities	A	A	A	D	D	A	A	A	A
Disciplined LargeCap Blend	C	A	A	B	A	A	A	A	A
Diversified International	C	A	A	D	A	A	E	A	A
Equity Income	A	E	C	B	A	A	E	A	E
Global Diversified Income	A	E	D	A	A	C	E	A	A
Government & High Quality Bond	A	A	C	B	D	A	A	A	A
High Yield	A	A	C	A	A	A	E	A	A
Income	A	A	C	A	D	A	A	A	A
Inflation Protection	A	A	C	A	D	A	A	A	A
International Emerging Markets	D	A	A	A	A	A	E	A	A
LargeCap Growth	A	A	A	D	A	A	E	A	A
LargeCap S&P 500 Index	A	A	A	B	C	A	A	A	A
LargeCap Value	A	A	A	C	A	A	A	A	A

37

Fund	Ballantine	Blake	Damos	Gilbert	Grimmett	Hirsch	Kimball	Lukavsky	Pavelich
MidCap Blend	A	A	C	C	C	A	D	A	A
Money Market	A	C	A	B	B	A	C	C	A
Principal Capital Appreciation	A	A	A	A	A	A	E	A	B
Principal LifeTime 2010	A	A	A	A	C	A	A	A	A
Real Estate Securities	C	A	A	A	A	A	D	A	A
SAM Balanced	A	E	A	A	A	A	A	A	A
SAM Flexible Income	A	A	C	A	C	E	A	A	A
SAM Strategic Growth	A	E	A	A	A	A	A	A	A
Short-Term Income	A	A	A	A	D	A	E	A	A
SmallCap Blend	A	A	A	A	C	A	A	A	A
Tax-Exempt Bond	A	A	A	A	A	A	D	A	A
Total Fund Complex	E	E	E	E	E	E	E	E	E

Directors Considered to be "Interested Persons"
Principal Funds, Inc.
(through participation in an
Fund	Eucher	Everett	Papesh	Employee benefit plan)	Eucher	Everett	Papesh
Bond & Mortgage Securities	A	A	E	Diversified International	A	E	A
Disciplined LargeCap Blend	D	A	A	International Emerging Markets	A	D	A
Diversified International	C	A	A	LargeCap Growth	A	D	A
Equity Income	C	A	A	LargeCap Value III	A	E	A
Government & High Quality Bond	C	A	A	MidCap Blend	A	E	A
High Yield	A	A	E	Money Market	B	A	A
LargeCap Growth	D	A	E
LargeCap S&P 500 Index	C	A	A	Total Fund Complex	E	E	E
LargeCap Value	D	A	A
MidCap Blend	D	A	A
Money Market	C	A	A
SAM Balanced	D	A	E
Tax-Exempt Bond	E	A	A

Compensation. The Fund does not pay any remuneration to its Directors who are employed by the Manager or its affiliates or to its officers who are furnished to the Fund by the Manager and its affiliates pursuant to the Management
Agreement. Each Director who is not an “interested person” received compensation for service as a member of the
Boards of all investment companies sponsored by Principal Life based on a schedule that takes into account an annual retainer amount, the number of meetings attended, and expenses incurred. Director compensation and related expenses are allocated to each of the Funds based on the net assets of each relative to combined net assets of all of the investment companies sponsored by Principal Life.

The following table provides information regarding the compensation received by the Independent Directors from the
Funds included in this SAI and from the Fund Complex during the fiscal year ended October 31, 2010. On that date, there were 2 Funds (with a total of 98 portfolios in the Fund Complex). The Fund does not provide retirement benefits to any of the Directors.

	The Funds	Fund
Director	In this SAI	Complex
Elizabeth Ballantine	$125,012	$143,850
Kristianne Blake	$128,888	$148,300
Craig Damos	$121,059	$139,300
Richard W. Gilbert	$137,061	$157,700
Mark A. Grimmett	$132,236	$152,150
Fritz Hirsch	$129,637	$149,150
William C. Kimball	$123,633	$142,250
Barbara A. Lukavsky	$122,325	$140,750
Daniel Pavelich	$126,674	$145,750

38

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons
The following list identifies shareholders who own more than 25% of the voting securities of the Fund as of February 4, 2011. It is presumed that a person who owns more than 25% of the voting securities of a fund controls the fund. A control person could control the outcome of proposals presented to shareholders for approval. The information is listed in alphabetical order by fund.

				Jurisdiction
				Under
				Which Control
				Person is
				Organized
	Percent			(when control	Parent of Control
	of			person is a	Person (when control
Fund	Ownership	Shareholder Name	Shareholder Address	company)	Person is a company)

CALIFORNIA MUNICIPAL	69.04%	NFS LLC FEBO WEN-YEE UEN	1268 MOUNTAIN QUAIL CIR	DELAWARE	FMR LLC
			SAN JOSE CA 95120-4160

CORE PLUS BOND I	58.05%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK	DELAWARE	DELAWARE CHARTER
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST		GUARANTEE AND TRUST
		NON-QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

DISCIPLINED LARGECAP BLEND	38.32%	NFS LLC FEBO	2123 MAGINN DRIVE	DELAWARE	FMR LLC
		JPMORGAN CHASE BANK N.A. AS CUST	GLENDALE CA 91202-1129
		REGULAR IRA
		FBO MARIE HATSAKORZIAN

GOVERNMENT & HIGH QUALITY BOND	25.77%	SAM BALANCED PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING -H221	MARYLAND	PRINCIPAL FUNDS, INC.
			711 HIGH ST
			DES MOINES IA 50392-0001

INCOME	28.67%	SAM BALANCED PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING -H221	MARYLAND	PRINCIPAL FUNDS, INC.
			711 HIGH ST
			DES MOINES IA 50392-0001

INFLATION PROTECTION	55.44%	PRINCIPAL LIFE INSURANCE CO	ATTN RIS NPIO TRADE DESK	IOWA	PRINCIPAL LIFE
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		INSURANCE COMPANY
			DES MOINES IA 50392-9992

INTERNATIONAL I	50.00%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	IOWA	PRINCIPAL LIFE
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		INSURANCE COMPANY
			DES MOINES IA 50392-9992

INTERNATIONAL VALUE FUND I	31.56%	PRINCIPAL LIFE INSURANCE CO CUST.	ATTN NPIO TRADE DESK	IOWA	PRINCIPAL LIFE
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		INSURANCE COMPANY
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

LARGECAP BLEND II	45.40%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	IOWA	PRINCIPAL LIFE
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		INSURANCE COMPANY
			DES MOINES IA 50392-9992

39

				Jurisdiction
				Under
				Which Control
				Person is
				Organized
	Percent			(when control	Parent of Control
	of			person is a	Person (when control
Fund	Ownership	Shareholder Name	Shareholder Address	company)	Person is a company)

LARGECAP GROWTH I	28.89%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	IOWA	PRINCIPAL LIFE
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		INSURANCE COMPANY
			DES MOINES IA 50392-9992

LARGECAP GROWTH II	64.85%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	IOWA	PRINCIPAL LIFE
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		INSURANCE COMPANY
			DES MOINES IA 50392-9992

LARGECAP S&P 500 INDEX	26.48%	DELAWARE CHARTER GUAR & TRUST CO	16249 W FERAL RD	DELAWARE	DELAWARE CHARTER
		CUST HOOK CRANE SERVICES INC MPP	MARANA AZ 85653-8290		GUARANTEE AND TRUST
		FBO BRAD LEE SMITH

LARGECAP VALUE III	50.01%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	IOWA	PRINCIPAL LIFE
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		INSURANCE COMPANY
			DES MOINES IA 50392-9992

MIDCAP GROWTH	46.42%	DELAWARE CHARTER GUARANTEE & TRUST	15415 73RD ST	DELAWARE	DELAWARE CHARTER
		PAUL MANRING BUSINESS INDIV 401K	KENOSHA WI 53142-8841		GUARANTEE AND TRUST
		FBO PAUL H MANRING

MIDCAP GROWTH III	57.61%	PRINCIPAL LIFE INSURANCE CO	ATTN RIS NPIO TRADE DESK	IOWA	PRINCIPAL LIFE
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		INSURANCE COMPANY
			DES MOINES IA 50392-9992

MIDCAP S&P 400 INDEX	69.22%	DELAWARE CHARTER GUAR & TRUST CO	505 E GROVE ST	DELAWARE	DELAWARE CHARTER
		PHILIP KEITH GOOD INDY 401K PLAN	BLOOMINGTON IL 61701-5317		GUARANTEE AND TRUST
		FBO PHILIP KEITH GOOD

MIDCAP VALUE I	61.69%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	IOWA	PRINCIPAL LIFE
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		INSURANCE COMPANY
			DES MOINES IA 50392-9992

PRINCIPAL LIFETIME STRATEGIC	61.96%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	IOWA	PRINCIPAL LIFE
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		INSURANCE COMPANY
			DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2010	48.54%	DELAWARE CHARTER GUARANTEE & TRUST	3930 STANFORD DR	DELAWARE	DELAWARE CHARTER
		EGGERS ENVIRONMENTAL INC INDIV 401K	OCEANSIDE CA 92056-6361		GUARANTEE AND TRUST
		FBO MARGARET R EGGERS

PRINCIPAL LIFETIME 2011	77.80%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	IOWA	PRINCIPAL LIFE
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		INSURANCE COMPANY
			DES MOINES IA 50392-9992

40

				Jurisdiction
				Under
				Which Control
				Person is
				Organized
	Percent			(when control	Parent of Control
	of			person is a	Person (when control
Fund	Ownership	Shareholder Name	Shareholder Address	company)	Person is a company)

PRINCIPAL LIFETIME 2015	34.09%	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK	IOWA	PRINCIPAL LIFE
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET G-012-N11		INSURANCE COMPANY
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2015	64.38%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK	DELAWARE	DELAWARE CHARTER
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST		GUARANTEE AND TRUST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020	56.28%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	IOWA	PRINCIPAL LIFE
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		INSURANCE COMPANY
			DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2020	29.11%	DELAWARE CHARTER GUARANTEE & TRUST	115 ALLEGHENY ST	DELAWARE	DELAWARE CHARTER
		HOLLIDAYSBURG AM LEGION AMB PSP	HOLLIDAYSBURG PA 16648-1819		GUARANTEE AND TRUST
		FBO CAROL M HIMES

PRINCIPAL LIFETIME 2025	34.33%	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK	IOWA	PRINCIPAL LIFE
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET G-012-N11		INSURANCE COMPANY
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2025	63.53%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK	DELAWARE	DELAWARE CHARTER
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST		GUARANTEE AND TRUST
		NON-QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030	58.54%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	IOWA	PRINCIPAL LIFE
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		INSURANCE COMPANY
			DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2030	26.61%	DELAWARE CHARTER GUARANTEE & TRUST	2912 SPRING WATER DR	DELAWARE	DELAWARE CHARTER
		SUNRISE GOLF INC INDIV 401K PSP	TOLEDO OH 43617-1350		GUARANTEE AND TRUST
		FBO MARK A TANSEY

PRINCIPAL LIFETIME 2035	36.86%	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK	IOWA	PRINCIPAL LIFE
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET G-012-N11		INSURANCE COMPANY
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2035	61.20%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK	DELAWARE	DELAWARE CHARTER
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST		GUARANTEE AND TRUST
		NON-QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040	61.53%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	IOWA	PRINCIPAL LIFE
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		INSURANCE COMPANY
			DES MOINES IA 50392-9992

41

				Jurisdiction
				Under
				Which Control
				Person is
				Organized
	Percent			(when control	Parent of Control
	of			person is a	Person (when control
Fund	Ownership	Shareholder Name	Shareholder Address	company)	Person is a company)

PRINCIPAL LIFETIME 2040	25.86%	DELAWARE CHARTER GUARANTEE & TRUST	2912 SPRING WATER DR	DELAWARE	DELAWARE CHARTER
		SUNRISE GOLF INC INDIV 401K PSP	TOLEDO OH 43617-1350		GUARANTEE AND TRUST
		FBO MARK A TANSEY

PRINCIPAL LIFETIME 2045	39.08%	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK	IOWA	PRINCIPAL LIFE
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET G-012-N11		INSURANCE COMPANY
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2045	59.74%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK	DELAWARE	DELAWARE CHARTER
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST		GUARANTEE AND TRUST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050	69.63%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	IOWA	PRINCIPAL LIFE
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		INSURANCE COMPANY
			DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2055	65.18%	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK	IOWA	PRINCIPAL LIFE
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET G-012-N11		INSURANCE COMPANY
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2055	33.12%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK	DELAWARE	DELAWARE CHARTER
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST		GUARANTEE AND TRUST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP GROWTH I	34.97%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	IOWA	PRINCIPAL LIFE
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		INSURANCE COMPANY
			DES MOINES IA 50392-9992

SMALLCAP GROWTH II	78.26%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	IOWA	PRINCIPAL LIFE
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		INSURANCE COMPANY
			DES MOINES IA 50392-9992

SMALLCAP S&P 600 INDEX	62.18%	DELAWARE CHARTER GUARANTEE & TRUST	15415 73RD ST	DELAWARE	DELAWARE CHARTER
		PAUL MANRING BUSINESS INDIV 401K	KENOSHA WI 53142-8841		GUARANTEE AND TRUST
		FBO PAUL H MANRING

SMALLCAP VALUE II	53.98%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	IOWA	PRINCIPAL LIFE
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		INSURANCE COMPANY
			DES MOINES IA 50392-9992

TAX EXEMPT BOND	28.95%	NFS LLC FEBO	1733 CLEAR VIEW DR	DELAWARE	FMR LLC
		SILVANA SALVATORI	BEVERLY HILLS CA 90210-2012
		TOD LORENZO SALVATORI

42

The Directors and Officers of the Fund, member companies of the Principal Financial Group, and certain other persons may purchase shares of the Funds without the payment of any sales charge. The sales charge is waived on these transactions because there are either no distribution costs or only minimal distribution costs associated with the transactions. For a description of the persons entitled to a waiver of sales charge in connection with their purchase of shares of the Funds, see the discussion of the waiver of sales charges under the caption "Choosing a
Share Class" in the prospectus for the Class A, B, and C shares.

The Principal LifeTime Funds, SAM Portfolios, or Principal Life Insurance Company will vote in the same proportion as shares of the Funds owned by other shareholders. Therefore, neither the Principal LifeTime Funds, SAM
Portfolios nor Principal Life Insurance Company exercise voting discretion.

The By-laws of the Fund sets the quorum requirement (a quorum must be present at a meeting of shareholders for business to be transacted). The By-laws of the Fund states that a quorum is "The presence in person or by proxy of one-third of the shares of each Fund outstanding at the close of business on the Record Date constitutes a quorum for a meeting of that Fund."

Certain proposals presented to shareholders for approval require the vote of a "majority of the outstanding voting securities," which is a term defined in the 1940 Act to mean, with respect to a Fund, the affirmative vote of the lesser of 1) 67% or more of the voting securities of the Fund present at the meeting of that Fund, if the holders of more than
50% of the outstanding voting securities of the Fund are present in person or by proxy, or 2) more than 50% of the outstanding voting securities of the Fund (a "Majority of the Outstanding Voting Securities").

Principal Holders of Securities
The Fund is unaware of any persons who own beneficially more than 5% of the Fund's outstanding shares. The following list identifies the shareholders of record who own 5% or more of any class of the Fund's outstanding shares as of February 4, 2011. The list is presented in alphabetical order by fund.

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
BOND & MORTGAGE SECURITIES (B)	7.96%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

BOND & MORTGAGE SECURITIES (C)	18.93%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

BOND & MORTGAGE SECURITIES (C)	9.22%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR E FL 3
			JACKSONVILLE FL 32246-6484

BOND & MORTGAGE SECURITIES (I)	14.33%	LIFETIME 2010 FUND	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

BOND & MORTGAGE SECURITIES (I)	33.89%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

BOND & MORTGAGE SECURITIES (I)	7.79%	LIFETIME STRATEGIC INCOME FUND	ATTN MUTUAL FUND ACCOUNTING- H221
			711 HIGH ST
			DES MOINES IA 50392-0001

BOND & MORTGAGE SECURITIES (I)	16.90%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCOUNTING- H221
			711 HIGH ST
			DES MOINES IA 50392-0001

BOND & MORTGAGE SECURITIES (I)	7.94%	PRINCIPAL TRUST FOR	ATTN STEPHANIE WATTS S-001-S60
		POST-RETIREMENT MEDICAL BENEFITS	PRINCIPAL FINANCIAL GROUP
		RETIRED 61021	DES MOINES IA 50392-0001

BOND & MORTGAGE SECURITIES (R1)	98.86%	DELAWARE CHARTER GUARANTEE &	711 HIGH STREET
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

43

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
BOND & MORTGAGE SECURITIES (R2)	98.90%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

BOND & MORTGAGE SECURITIES (R3)	89.78%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

BOND & MORTGAGE SECURITIES (R4)	95.81%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

BOND & MORTGAGE SECURITIES (R5)	9.18%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO MEDICAL SERVICES OF	711 HIGH STREET
		NORTHWEST ARKANSAS	DES MOINES IA 50392-0001

BOND & MORTGAGE SECURITIES (R5)	78.20%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

CORE PLUS BOND I (I)	6.75%	LIFETIME 2010 FUND	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

CORE PLUS BOND I (I)	15.09%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

CORE PLUS BOND I (I)	7.80%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCOUNTING- H221
			711 HIGH ST
			DES MOINES IA 50392-0001

CORE PLUS BOND I (I)	56.64%	PRINCIPAL LIFE INSURANCE CO CUST.	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

CORE PLUS BOND I (R1)	95.72%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

CORE PLUS BOND I (R2)	99.08%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

CORE PLUS BOND I (R3)	96.98%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

CORE PLUS BOND I (R4)	6.52%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		NON-QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

CORE PLUS BOND I (R4)	91.02%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

CORE PLUS BOND I (R5)	98.90%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

DISCIPLINED LARGECAP BLEND (B)	7.30%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

DISCIPLINED LARGECAP BLEND (C)	17.12%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

44

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
DISCIPLINED LARGECAP BLEND (I)	99.05%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

DISCIPLINED LARGECAP BLEND (R1)	36.50%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

DISCIPLINED LARGECAP BLEND (R1)	59.68%	DELAWARE CHARTER GUARANTEE &	711 HIGH STREET
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

DISCIPLINED LARGECAP BLEND (R2)	98.06%	DELAWARE CHARTER GUARANTEE &	ATTN RIS NPIO TRADE DESK
		TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001
		FBO PRINCIPAL FINANCIAL GROUP

DISCIPLINED LARGECAP BLEND (R3)	96.42%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
			DES MOINES IA 50392-0001

DISCIPLINED LARGECAP BLEND (R4)	100.00%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
			DES MOINES IA 50392-0001

DISCIPLINED LARGECAP BLEND (R5)	14.06%	GE CAPITAL REAL ESTATE	ATTN NANCY LANHAM
		FBO GE CAP REAL ESTATE	16479 DALLAS PKWY STE 500
		SAVINGS PLAN	ADDISON TX 75001-6852

DISCIPLINED LARGECAP BLEND (R5)	85.11%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
			DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (A)	5.71%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

DIVERSIFIED INTERNATIONAL (B)	8.01%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

DIVERSIFIED INTERNATIONAL (C)	14.17%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

DIVERSIFIED INTERNATIONAL (C)	5.58%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST
			BUILDING ONE, 2ND FLOOR
			JACKSONVILLE FL 32246-6484

DIVERSIFIED INTERNATIONAL (I)	25.21%	SAM BALANCED PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING -H221
			711 HIGH ST
			DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (I)	23.44%	SAM CONS GROWTH PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (I)	16.85%	SAM STRATEGIC GROWTH PORT. PIF	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (P)	60.05%	JANNEY MONTGOMERY SCOTT LLC	1801 MARKET STREET
		A/C 7979-7975 SUSN M TETO	PHILADELPHIA PA 19103-1675

DIVERSIFIED INTERNATIONAL (P)	39.94%	PRINCIPAL MANAGEMENT	PRINCIPAL FINANCIAL GROUP
		CORPORATION	ATTN: SUBSIDIARY ACCOUNT N002-E020
			711 HIGH ST
			DES MOINES IA 50392-9992

45

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
DIVERSIFIED INTERNATIONAL (R1)	96.07%	DELAWARE CHARTER GUARANTEE &	ATTN: RIS NPIO TRADE DESK
		TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001
		FBO PRINCIPAL FINANCIAL GROUP

DIVERSIFIED INTERNATIONAL (R2)	97.40%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (R3)	93.49%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (R4)	95.98%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (R5)	94.72%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

EQUITY INCOME (A)	9.58%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

EQUITY INCOME (B)	5.45%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

EQUITY INCOME (C)	7.72%	CITIGROUP GLOBAL MARKETS	700 RED BROOK
		HOUSE ACCOUNT	OWINGS MILLS MD 21117-5184

EQUITY INCOME (C)	13.36%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

EQUITY INCOME (C)	15.60%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST 3RD FL
			JACKSONVILLE FL 32246-6484

EQUITY INCOME (I)	23.81%	PRINCIPAL LIFE INSURANCE CO CUST.	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

EQUITY INCOME (I)	27.65%	SAM BALANCED PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING -H221
			711 HIGH ST
			DES MOINES IA 50392-0001

EQUITY INCOME (I)	22.56%	SAM CONS GROWTH PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

EQUITY INCOME (I)	14.41%	SAM STRATEGIC GROWTH PORTFOLIO	ATTN MUTUAL FUND ACCOUNTING-H221
		PIF	711 HIGH ST
			DES MOINES IA 50392-0001

EQUITY INCOME (P)	93.28%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

EQUITY INCOME (R1)	5.47%	NFS LLC FEBO	1801 RIVER WATCH LN
		FMT CO CUST IRA	ANNAPOLIS MD 21401-1054
FBO MICHAEL P LAWLOR

EQUITY INCOME (R1)	71.49%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

EQUITY INCOME (R2)	100.00%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

46

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
EQUITY INCOME (R3)	94.84%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

EQUITY INCOME (R4)	87.07%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

EQUITY INCOME (R4)	11.18%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED FIA OMNIBUS	DES MOINES IA 50392-0001

EQUITY INCOME (R5)	97.68%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

GLOBAL DIVERSIFIED INCOME (A)	6.46%	MORGAN STANLEY SMITH BARNEY	HARBOR FINANCIAL CENTER
			PLAZA 2 3RD FLOOR
			JERSEY CITY NJ 07311

GLOBAL DIVERSIFIED INCOME (A)	12.05%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

GLOBAL DIVERSIFIED INCOME (A)	22.56%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR E FL 3
			JACKSONVILLE FL 32246-6484

GLOBAL DIVERSIFIED INCOME (A)	6.71%	PRUDENTIAL INVESTMENT	MAIL STOP NJ-11-05-20
		MANAGEMENT	100 MULBERRY ST GATEWAY CTR 3 FL 11
		SERVICE FOR THE BENEFIT OF	NEWARK NJ 07102
		MUTUAL FUND CLIENTS

GLOBAL DIVERSIFIED INCOME (C)	8.29%	CITIGROUP GLOBAL MARKETS	700 RED BROOK
		HOUSE ACCOUNT	OWINGS MILLS MD 21117-5184

GLOBAL DIVERSIFIED INCOME (C)	5.13%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

GLOBAL DIVERSIFIED INCOME (C)	27.81%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR E FL 3
			JACKSONVILLE FL 32246-6484

GLOBAL DIVERSIFIED INCOME (I)	10.08%	LPL FINANCIAL	9785 TOWNE CENTRE DRIVE
		A/C 1000-0005	SAN DIEGO CA 92121-1968

GLOBAL DIVERSIFIED INCOME (I)	14.00%	LIFETIME 2010 FUND	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

GLOBAL DIVERSIFIED INCOME (I)	8.98%	LIFETIME STRATEGIC INCOME FUND	ATTN MUTUAL FUND ACCOUNTING- H221
			711 HIGH ST
			DES MOINES IA 50392-0001

GLOBAL DIVERSIFIED INCOME (I)	14.33%	SAM BALANCED PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING -H221
			711 HIGH ST
			DES MOINES IA 50392-0001

GLOBAL DIVERSIFIED INCOME (I)	5.57%	SAM CONS BALANCED PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

GLOBAL DIVERSIFIED INCOME (I)	13.19%	SAM FLEXIBLE INCOME PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

GLOBAL DIVERSIFIED INCOME (P)	66.93%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

47

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
GLOBAL DIVERSIFIED INCOME (P)	6.87%	NFS LLC FEBO	PO BOX 6000
		MR RAY HENDRICKSON TTEE	PEABODY MA 01961-6000
		CHRISTIAN BOOK DISTRIBUTORS PROF

GLOBAL REAL ESTATE SECURITIES (A)	14.09%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

GLOBAL REAL ESTATE SECURITIES (A)	19.19%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST 3RD FL
			JACKSONVILLE FL 32246-6484

GLOBAL REAL ESTATE SECURITIES (C)	8.08%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

GLOBAL REAL ESTATE SECURITIES (C)	49.08%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST 3RD FL
			JACKSONVILLE FL 32246-6484

GLOBAL REAL ESTATE SECURITIES (I)	13.97%	SAM BALANCED PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING -H221
			711 HIGH ST
			DES MOINES IA 50392-0001

GLOBAL REAL ESTATE SECURITIES (I)	20.12%	SAM CONS GROWTH PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

GLOBAL REAL ESTATE SECURITIES (I)	8.48%	SAM FLEXIBLE INCOME PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

GLOBAL REAL ESTATE SECURITIES (I)	26.30%	SAM STRATEGIC GROWTH PORTFOLIO	ATTN MUTUAL FUND ACCOUNTING-H221
		PIF	711 HIGH ST
			DES MOINES IA 50392-0001

GLOBAL REAL ESTATE SECURITIES (P)	99.85%	LPL FINANCIAL	ATTN MUTUAL FUND OPERATIONS
		FBO CUSTOMER ACCOUNTS	PO BOX 509046
			SAN DIEGO CA 92150-9046

GOVERNMENT & HIGH QUALITY BOND (A)	15.67%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

GOVERNMENT & HIGH QUALITY BOND (B)	13.26%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

GOVERNMENT & HIGH QUALITY BOND (C)	16.27%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

GOVERNMENT & HIGH QUALITY BOND (C)	5.71%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST
			BUILDING ONE, 2ND FLOOR
			JACKSONVILLE FL 32246-6484

GOVERNMENT & HIGH QUALITY BOND (I)	43.28%	SAM BALANCED PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING -H221
			711 HIGH ST
			DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND (I)	17.08%	SAM CONS BALANCED PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND (I)	13.21%	SAM CONS GROWTH PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND (I)	24.04%	SAM FLEXIBLE INCOME PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

48

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
GOVERNMENT & HIGH QUALITY BOND (R1)	94.90%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND (R2)	95.25%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND (R3)	82.30%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND (R4)	5.07%	CREDIT UNION WEST CORPORATION	ATTN KAREN ROCH
		FBO CREDIT UNION WEST DB PLAN	5811 W TALAVI BLVD
			GLENDALE AZ 85306-1810

GOVERNMENT & HIGH QUALITY BOND (R4)	89.44%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND (R5)	8.91%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		NON-QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND (R5)	70.62%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

GOVT & HIGH QUALITY BOND FUND (P)	100.00%	PRINCIPAL MANAGEMENT	PRINCIPAL FINANCIAL GROUP
		CORPORATION	ATTN: SUBSIDIARY ACCOUNT N002-E020
			711 HIGH ST
			DES MOINES IA 50392-9992

HIGH YIELD (A)	13.16%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

HIGH YIELD (A)	8.20%	MLPF&S FOR THE SOLE	BENEFIT OF ITS CUSTOMERS
		BENEFIT OF ITS CUSTOMERS	ATTN FUND ADMINISTRATION
			4800 DEER LAKE DR EAST 3RD FL
			JACKSONVILLE FL 32246-6484

HIGH YIELD (A)	8.23%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY A/C FOR THE	101 MONTGOMERY ST
		BENEFIT OF CUSTOMERS	SAN FRANCISCO CA 94104-4151

HIGH YIELD (A)	12.36%	PRUDENTIAL INVESTMENT	MAIL STOP NJ-11-05-20
		MANAGEMENT	100 MULBERRY ST GATEWAY CTR 3 FL 11
		SERVICE FOR THE BENEFIT OF	NEWARK NJ 07102
		MUTUAL FUND CLIENTS

HIGH YIELD (B)	15.16%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

HIGH YIELD (B)	10.12%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST 3RD FL
			JACKSONVILLE FL 32246-6484

HIGH YIELD (C)	7.63%	MORGAN STANLEY SMITH BARNEY	HARBOR FINANCIAL CENTER
			PLAZA 2 3RD FLOOR
			JERSEY CITY NJ	07311

HIGH YIELD (C)	10.53%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

HIGH YIELD (C)	15.73%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST 3RD FL
			JACKSONVILLE FL 32246-6484

49

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
HIGH YIELD (I)	10.37%	LPL FINANCIAL	9785 TOWNE CENTRE DRIVE
		A/C 1000-0005	SAN DIEGO CA 92121-1968

HIGH YIELD (I)	16.05%	SAM BALANCED PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING -H221
			711 HIGH ST
			DES MOINES IA 50392-0001

HIGH YIELD (I)	5.40%	SAM CONS BALANCED PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

HIGH YIELD (I)	7.77%	SAM CONS GROWTH PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

HIGH YIELD (I)	7.98%	SAM FLEXIBLE INCOME PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

HIGH YIELD (I)	5.14%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY A/C FOR THE	101 MONTGOMERY ST
		BENEFIT OF CUSTOMERS	SAN FRANCISCO CA 94104-4151

HIGH YIELD (P)	78.75%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

HIGH YIELD I (I)	20.13%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCOUNTING H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

HIGH YIELD I (I)	10.31%	LIFETIME 2040 FUND	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

HIGH YIELD I (I)	18.75%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCOUNTING- H221
			711 HIGH ST
			DES MOINES IA 50392-0001

HIGH YIELD I (I)	21.14%	PRINCIPAL LIFE INSURANCE CO	ATTN RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

INCOME (A)	15.10%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

INCOME (B)	9.30%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

INCOME (C)	15.15%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

INCOME (C)	7.73%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR E FL 3
			JACKSONVILLE FL 32246-6484

INCOME (I)	39.80%	SAM BALANCED PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING -H221
			711 HIGH ST
			DES MOINES IA 50392-0001

INCOME (I)	15.73%	SAM CONS BALANCED PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

INCOME (I)	11.58%	SAM CONS GROWTH PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

50

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
INCOME (I)	23.20%	SAM FLEXIBLE INCOME PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

INCOME (P)	41.06%	NFS LLC FEBO	3048 CONE MANOR LN
		ROBERT HILLMANN	RALEIGH NC 27613-6604
		SUSAN HILLMANN

INCOME (P)	20.53%	NFS LLC FEBO	3025 WESTBURY DR
		JOHN ROBERT ADAMS	RALEIGH NC 27607-3067
		JUDITH DAWN ADAMS

INCOME (P)	34.29%	NFS LLC FEBO	1008 FAIRLONG RD
		RENE ANDRADE	WAKE FOREST NC 27587-7160

INCOME (R1)	16.50%	NFS LLC FEBO	398 HICKORY DRIVE
		NFS/FMTC SIMPLE IRA	MARYSVILLE OH 43040-1353
		MCCARTHY & COX
FBO THOMAS A MCCARTHY

INCOME (R1)	24.59%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

INCOME (R1)	58.90%	PRINCIPAL MANAGEMENT	PRINCIPAL FINANCIAL GROUP
		CORPORATION	ATTN: SUBSIDIARY ACCOUNT N002-E020
			711 HIGH ST
			DES MOINES IA 50392-9992

INCOME (R2)	88.55%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

INCOME (R2)	11.44%	PRINCIPAL MANAGEMENT	PRINCIPAL FINANCIAL GROUP
		CORPORATION	ATTN: SUBSIDIARY ACCOUNT N002-E020
			711 HIGH ST
			DES MOINES IA 50392-9992

INCOME (R3)	100.00%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

INCOME (R4)	97.39%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

INCOME (R5)	99.97%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

INFLATION PROTECTION (A)	30.19%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

INFLATION PROTECTION (A)	5.57%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST 3RD FL
			JACKSONVILLE FL 32246-6484

INFLATION PROTECTION (C)	9.89%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

INFLATION PROTECTION (C)	6.78%	NFS LLC FEBO	720 MILTON RD 3C S
		DORIS S MORTOLA	RYE NY 10580

INFLATION PROTECTION (C)	21.40%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR E FL 3
			JACKSONVILLE FL 32246-6484

51

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
INFLATION PROTECTION (I)	12.50%	LIFETIME 2010 FUND	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

INFLATION PROTECTION (I)	14.28%	LIFETIME STRATEGIC INCOME FUND	ATTN MUTUAL FUND ACCOUNTING- H221
			711 HIGH ST
			DES MOINES IA 50392-0001

INFLATION PROTECTION (I)	58.51%	PRINCIPAL LIFE INSURANCE CO	ATTN RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

INFLATION PROTECTION (R1)	97.87%	DELAWARE CHARTER GUARANTEE &	711 HIGH STREET
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

INFLATION PROTECTION (R2)	98.22%	DELAWARE CHARTER GUARANTEE &	711 HIGH STREET
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

INFLATION PROTECTION (R3)	92.97%	DELAWARE CHARTER GUARANTEE &	711 HIGH STREET
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

INFLATION PROTECTION (R4)	96.39%	DELAWARE CHARTER GUARANTEE &	711 HIGH STREET
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

INFLATION PROTECTION (R5)	13.93%	WELLS FARGO INST TRUST SERVICES	ATTN KATE MEYER
		FBO WORLD INSURANCE CO.	733 MARQUETTE AVENUE
		EXECUTIVE SERP PLAN	MINNEAPOLIS MN 55402-2309

INFLATION PROTECTION (R5)	8.49%	PRINCIPAL TRUST COMPANY	ATTN SUSAN SAGGIONE
		FBO NQ DB OF AAA ARIZONA	1013 CENTRE RD
			WILMINGTON DE 19805-1265

INFLATION PROTECTION (R5)	70.50%	DELAWARE CHARTER GUARANTEE &	711 HIGH STREET
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

INTERNATIONAL EMERGING MARKETS (A)	13.83%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

INTERNATIONAL EMERGING MARKETS (B)	13.82%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

INTERNATIONAL EMERGING MARKETS (C)	16.09%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

INTERNATIONAL EMERGING MARKETS (I)	14.00%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

INTERNATIONAL EMERGING MARKETS (I)	10.65%	LIFETIME 2040 FUND	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

INTERNATIONAL EMERGING MARKETS (I)	15.83%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCOUNTING- H221
			711 HIGH ST
			DES MOINES IA 50392-0001

INTERNATIONAL EMERGING MARKETS (I)	8.29%	SAM BALANCED PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING -H221
			711 HIGH ST
			DES MOINES IA 50392-0001

INTERNATIONAL EMERGING MARKETS (I)	6.68%	SAM CONS GROWTH PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

52

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner

INTERNATIONAL EMERGING MARKETS (I)	6.27%	SAM STRATEGIC GROWTH PORTFOLIO	ATTN MUTUAL FUND ACCOUNTING-H221
		PIF	711 HIGH ST
			DES MOINES IA 50392-0001

INTERNATIONAL EMERGING MARKETS (I)	5.06%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY A/C FOR THE	101 MONTGOMERY ST
		BENEFIT OF CUSTOMERS	SAN FRANCISCO CA 94104-4151

INTERNATIONAL EMERGING MARKETS (P)	62.73%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

INTERNATIONAL EMERGING MARKETS (P)	5.92%	NFS LLC FEBO	11 HARROGATE DRIVE
		CITIZENS BANK	HUMMELSTOWN PA 17036-9520
		REGULAR IRA
		FBO CAROL A WATKINS

INTERNATIONAL EMERGING MARKETS (P)	5.47%	NFS LLC FEBO	11 HARROGATE DRIVE
		CITIZENS BANK	HUMMELSTOWN PA 17036-9520
		ROTH IRA
		FBO LARRY E WATKINS

INTERNATIONAL EMERGING MARKETS (P)	5.47%	NFS LLC FEBO	11 HARROGATE DRIVE
		CITIZENS BANK	HUMMELSTOWN PA 17036-9520
		ROTH IRA
		FBO CAROL A WATKINS

INTERNATIONAL EMERGING MARKETS (P)	20.38%	PRINCIPAL MANAGEMENT	PRINCIPAL FINANCIAL GROUP
		CORPORATION	ATTN: SUBSIDIARY ACCOUNT N002-E020
			711 HIGH ST
			DES MOINES IA 50392-9992

INTERNATIONAL EMERGING MKTS (R1)	94.69%	DELAWARE CHARTER GUARANTEE &	711 HIGH ST
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

INTERNATIONAL EMERGING MKTS (R2)	99.56%	DELAWARE CHARTER GUARANTEE &	ATTN: RIS NPIO TRADE DESK
		TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001
		FBO PRINCIPAL FINANCIAL GROUP

INTERNATIONAL EMERGING MKTS (R3)	5.55%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO THE CHURCH OF GOD	711 HIGH STREET
			DES MOINES IA 50392-0001

INTERNATIONAL EMERGING MKTS (R3)	78.19%	DELAWARE CHARTER GUARANTEE &	ATTN: RIS NPIO TRADE DESK
		TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001
		FBO PRINCIPAL FINANCIAL GROUP

INTERNATIONAL EMERGING MKTS (R4)	89.73%	DELAWARE CHARTER GUARANTEE &	ATTN RIS NPIO TRADE DESK
		TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001
		FBO PRINCIPAL FINANCIAL GROUP

INTERNATIONAL EMERGING MKTS (R5)	87.68%	DELAWARE CHARTER GUARANTEE &	ATTN: RIS NPIO TRADE DESK
		TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001
		FBO PRINCIPAL FINANCIAL GROUP

INTERNATIONAL GROWTH (A)	27.14%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

INTERNATIONAL GROWTH (A)	33.46%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY A/C FOR THE	101 MONTGOMERY ST
		BENEFIT OF CUSTOMERS	SAN FRANCISCO CA 94104-4151

53

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
INTERNATIONAL GROWTH (C)	10.25%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

INTERNATIONAL GROWTH (I)	6.34%	LIFETIME 2010 FUND	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

INTERNATIONAL GROWTH (I)	22.83%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCOUNTING H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

INTERNATIONAL GROWTH (I)	14.66%	LIFETIME 2040 FUND	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

INTERNATIONAL GROWTH (I)	6.79%	LIFETIME 2050 FUND	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

INTERNATIONAL GROWTH (I)	22.42%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCOUNTING- H221
			711 HIGH ST
			DES MOINES IA 50392-0001

INTERNATIONAL GROWTH (I)	10.39%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

INTERNATIONAL GROWTH (R1)	9.32%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		NON-QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

INTERNATIONAL GROWTH (R1)	90.07%	DELAWARE CHARTER GUARANTEE &	711 HIGH ST
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

INTERNATIONAL GROWTH (R2)	99.18%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

INTERNATIONAL GROWTH (R3)	91.30%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

INTERNATIONAL GROWTH (R4)	99.45%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

INTERNATIONAL GROWTH (R5)	5.40%	WELLS FARGO INST TRUST SERVICES	ATTN KATE MEYER
		FBO WORLD INSURANCE CO.	733 MARQUETTE AVENUE
		EXECUTIVE SERP PLAN	MINNEAPOLIS MN 55402-2309

INTERNATIONAL GROWTH (R5)	88.93%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

INTERNATIONAL I (I)	11.40%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCOUNTING H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

INTERNATIONAL I (I)	8.01%	LIFETIME 2040 FUND	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

INTERNATIONAL I (I)	11.94%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCOUNTING- H221
			711 HIGH ST
			DES MOINES IA 50392-0001

54

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
INTERNATIONAL I (I)	51.86%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

INTERNATIONAL I (R1)	97.52%	DELAWARE CHARTER GUARANTEE &	711 HIGH ST
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

INTERNATIONAL I (R2)	100.00%	DELAWARE CHARTER GUARANTEE &	ATTN RIS NPIO TRADE DESK
		TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001
		FBO PRINCIPAL FINANCIAL GROUP

INTERNATIONAL I (R3)	94.45%	DELAWARE CHARTER GUARANTEE &	ATTN RIS NPIO TRADE DESK
		TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001
		FBO PRINCIPAL FINANCIAL GROUP

INTERNATIONAL I (R4)	85.89%	DELAWARE CHARTER GUARANTEE &	ATTN: RIS NPIO TRADE DESK
		TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001
		FBO PRINCIPAL FINANCIAL GROUP

INTERNATIONAL I (R4)	6.06%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		NON-QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

INTERNATIONAL I (R5)	87.77%	DELAWARE CHARTER GUARANTEE &	711 HIGH ST
		TRUST	DES MOINES IA 50392-0001
		FBO PRINCIPAL FINANCIAL GROUP

INTERNATIONAL VALUE I (I)	18.02%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

INTERNATIONAL VALUE I (I)	12.02%	LIFETIME 2040 FUND	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

INTERNATIONAL VALUE I (I)	5.65%	LIFETIME 2050 FUND	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

INTERNATIONAL VALUE I (I)	17.90%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCOUNTING- H221
			711 HIGH ST
			DES MOINES IA 50392-0001

INTERNATIONAL VALUE I (I)	31.56%	PRINCIPAL LIFE INSURANCE CO CUST.	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

LARGECAP BLEND II (I)	8.69%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

LARGECAP BLEND II (I)	55.13%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

LARGECAP BLEND II (I)	9.57%	SAM BALANCED PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING -H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP BLEND II (I)	8.21%	SAM CONS GROWTH PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

55

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
LARGECAP BLEND II (I)	8.77%	SAM STRATEGIC GROWTH PORTFOLIO	ATTN MUTUAL FUND ACCOUNTING-H221
		PIF	711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP BLEND II (R1)	99.28%	DELAWARE CHARTER GUARANTEE &	711 HIGH ST
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

LARGECAP BLEND II (R2)	98.99%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP BLEND II (R3)	97.44%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP BLEND II (R4)	96.38%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP BLEND II (R5)	94.23%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP GROWTH (B)	6.47%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

LARGECAP GROWTH (C)	8.21%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

LARGECAP GROWTH (C)	13.45%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR E FL 3
			JACKSONVILLE FL 32246-6484

LARGECAP GROWTH (I)	13.53%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCOUNTING H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP GROWTH (I)	9.63%	LIFETIME 2040 FUND	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP GROWTH (I)	14.48%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCOUNTING- H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP GROWTH (I)	10.85%	SAM BALANCED PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING -H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP GROWTH (I)	8.09%	SAM CONS GROWTH PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP GROWTH (I)	6.82%	SAM STRATEGIC GROWTH PORTFOLIO	ATTN MUTUAL FUND ACCOUNTING-H221
		PIF	711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP GROWTH (P)	100.00%	PRINCIPAL MANAGEMENT	PRINCIPAL FINANCIAL GROUP
		CORPORATION	ATTN: SUBSIDIARY ACCOUNT N002-E020
			711 HIGH ST
			DES MOINES IA 50392-9992

LARGECAP GROWTH (R1)	30.91%	WILMINGTON TRUST CO TTEE FBO	C/O MUTUAL FUNDS
		SANTAFE HLTHCARE INC 401K	PO BOX 8880
		RET SAV P A/C 078405-001 1	WILMINGTON DE 19899-8880

56

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
LARGECAP GROWTH (R1)	66.02%	DELAWARE CHARTER GUARANTEE &	711 HIGH ST
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

LARGECAP GROWTH (R2)	99.95%	DELAWARE CHARTER GUARANTEE &	ATTN: RIS NPIO TRADE DESK
		TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001
		FBO PRINCIPAL FINANCIAL GROUP

LARGECAP GROWTH (R3)	96.40%	DELAWARE CHARTER GUARANTEE &	ATTN: RIS NPIO TRADE DESK
		TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001
		FBO PRINCIPAL FINANCIAL GROUP

LARGECAP GROWTH (R4)	95.98%	DELAWARE CHARTER GUARANTEE &	ATTN: RIS NPIO TRADE DESK
		TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001
		FBO PRINCIPAL FINANCIAL GROUP

LARGECAP GROWTH (R5)	41.87%	WACHOVIA BANK FBO	1525 WEST WT HARRIS BLVD
		VARIOUS RETIREMENT PLANS	CHARLOTTE NC 28262-8522
		9888888836 NC 1076

LARGECAP GROWTH (R5)	53.32%	DELAWARE CHARTER GUARANTEE &	ATTN: RIS NPIO TRADE DESK
		TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001
		FBO PRINCIPAL FINANCIAL GROUP

LARGECAP GROWTH I (I)	17.87%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCOUNTING H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP GROWTH I (I)	12.16%	LIFETIME 2040 FUND	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP GROWTH I (I)	5.41%	LIFETIME 2050 FUND	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP GROWTH I (I)	18.97%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCOUNTING- H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP GROWTH I (I)	30.99%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

LARGECAP GROWTH I (R1)	94.31%	DELAWARE CHARTER GUARANTEE &	711 HIGH ST
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

LARGECAP GROWTH I (R2)	97.88%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP GROWTH I (R3)	95.90%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP GROWTH I (R4)	6.17%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED FIA OMNIBUS	DES MOINES IA 50392-0001

LARGECAP GROWTH I (R4)	84.21%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

57

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
LARGECAP GROWTH I (R5)	5.44%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO MEDICAL SERVICES OF	711 HIGH STREET
		NORTHWEST ARKANSAS	DES MOINES IA 50392-0001

LARGECAP GROWTH I (R5)	90.88%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP GROWTH II (I)	70.08%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

LARGECAP GROWTH II (I)	8.30%	SAM BALANCED PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING -H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP GROWTH II (I)	7.94%	SAM CONS GROWTH PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP GROWTH II (I)	5.89%	SAM STRATEGIC GROWTH PORTFOLIO	ATTN MUTUAL FUND ACCOUNTING-H221
		PIF	711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP GROWTH II (R1)	99.90%	DELAWARE CHARTER GUARANTEE &	711 HIGH STREET
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

LARGECAP GROWTH II (R2)	100.00%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP GROWTH II (R3)	95.67%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP GROWTH II (R4)	98.06%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP GROWTH II (R5)	15.67%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO MEDICAL SERVICES OF	711 HIGH STREET
		NORTHWEST ARKANSAS	DES MOINES IA 50392-0001

LARGECAP GROWTH II (R5)	81.25%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (C)	11.86%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

LARGECAP S&P 500 INDEX (I)	7.87%	LIFETIME 2010 FUND	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (I)	22.48%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCOUNTING H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (I)	15.75%	LIFETIME 2040 FUND	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (I)	6.48%	LIFETIME 2050 FUND	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

58

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
LARGECAP S&P 500 INDEX (I)	21.92%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCOUNTING- H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (I)	10.05%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
			DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (R1)	92.03%	DELAWARE CHARTER GUARANTEE &	711 HIGH STREET
		TRUST	DES MOINES IA 50392-0001
		FBO PFG PRINCIPAL ADVANTAGE
		OMNIBUS CLIENT 904

LARGECAP S&P 500 INDEX (R2)	93.40%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (R3)	93.05%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (R4)	94.02%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (R5)	80.81%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (R5)	5.32%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO THE WESLEYAN PENSION FUND	711 HIGH STREET
			DES MOINES IA 50392-0001

LARGECAP VALUE (B)	7.58%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

LARGECAP VALUE (C)	7.35%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

LARGECAP VALUE (I)	6.13%	LIFETIME 2010 FUND	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP VALUE (I)	23.51%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCOUNTING H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP VALUE (I)	16.06%	LIFETIME 2040 FUND	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP VALUE (I)	7.33%	LIFETIME 2050 FUND	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP VALUE (I)	24.75%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCOUNTING- H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP VALUE (R1)	93.87%	DELAWARE CHARTER GUARANTEE &	711 HIGH ST
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

LARGECAP VALUE (R2)	96.68%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

59

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
LARGECAP VALUE (R3)	7.98%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		NON-QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP VALUE (R3)	77.69%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP VALUE (R4)	10.47%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		NON-QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP VALUE (R4)	81.85%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP VALUE (R4)	6.28%	NATIONWIDE TRUST COMPANY FSB	C/O IPO PORTFOLIO ACCOUNTING
		FBO PARTICIPATING RETIREMENT PLANS	PO BOX 182029
		TPA-NTC	COLUMBUS OH 43218-2029

LARGECAP VALUE (R5)	91.83%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP VALUE I (I)	5.67%	LIFETIME 2010 FUND	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP VALUE I (I)	22.60%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCOUNTING H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP VALUE I (I)	15.25%	LIFETIME 2040 FUND	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP VALUE I (I)	6.69%	LIFETIME 2050 FUND	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP VALUE I (I)	23.70%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCOUNTING- H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP VALUE I (I)	14.95%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

LARGECAP VALUE I (R1)	98.91%	DELAWARE CHARTER GUARANTEE &	711 HIGH STREET
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

LARGECAP VALUE I (R2)	99.27%	DELAWARE CHARTER GUARANTEE &	ATTN RIS NPIO TRADE DESK
		TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001
		FBO PRINCIPAL FINANCIAL GROUP

LARGECAP VALUE I (R3)	93.21%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
			DES MOINES IA 50392-0001

LARGECAP VALUE I (R4)	97.21%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
			DES MOINES IA 50392-0001

60

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
LARGECAP VALUE I (R5)	76.88%	DELAWARE CHARTER GUARANTEE &	ATTN RIS NPIO TRADE DESK
		TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001
		FBO PRINCIPAL FINANCIAL GROUP

LARGECAP VALUE I (R5)	16.68%	DELAWARE CHARTER GUAR & TRUST CO	1013 CENTRE RD
		FBO PRINCIPAL TRUST COMPANY	WILMINGTON DE 19805-1265
		VEBA TRUST IBEW HEALTH SAVING PLAN
		SOUTHWEST SCHOOL CORPORATION

LARGECAP VALUE III (I)	54.97%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

LARGECAP VALUE III (I)	13.50%	SAM BALANCED PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING -H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP VALUE III (I)	16.75%	SAM CONS GROWTH PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP VALUE III (I)	9.15%	SAM STRATEGIC GROWTH PORTFOLIO	ATTN MUTUAL FUND ACCOUNTING-H221
		PIF	711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP VALUE III (R1)	97.31%	DELAWARE CHARTER GUARANTEE &	711 HIGH ST
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

LARGECAP VALUE III (R2)	99.00%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP VALUE III (R3)	93.24%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP VALUE III (R4)	93.77%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP VALUE III (R5)	91.66%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MIDCAP BLEND (A)	8.15%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

MIDCAP BLEND (B)	12.39%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

MIDCAP BLEND (C)	12.54%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

MIDCAP BLEND (C)	27.05%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR E FL 3
			JACKSONVILLE FL 32246-6484

MIDCAP BLEND (I)	8.03%	THE FULTON COMPANY	C/O FULTON FINANCIAL ADVISORS
			PO BOX 3215
			LANCASTER PA 17604-3215

MIDCAP BLEND (I)	17.16%	SAM BALANCED PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING -H221
			711 HIGH ST
			DES MOINES IA 50392-0001

61

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
MIDCAP BLEND (I)	20.11%	SAM CONS GROWTH PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

MIDCAP BLEND (I)	14.35%	SAM STRATEGIC GROWTH PORTFOLIO	ATTN MUTUAL FUND ACCOUNTING-H221
		PIF	711 HIGH ST
			DES MOINES IA 50392-0001

MIDCAP BLEND (I)	9.87%	SUNTRUST BANK TRUSTEE	25 PARK PLACE MC210
		SUNTRUST BANK INC 401(K) PLAN	ATLANTA GA 30303-2918

MIDCAP BLEND (P)	8.07%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

MIDCAP BLEND (P)	7.17%	RICHARDS MERRILL & PETERSON INC	FLORENCE M DEFEYTER
			ONE SKYWALK US BANK BUILDING
			422 WEST RIVERSIDE AVENUE
			SPOKANE WA 99201-0303

MIDCAP BLEND (P)	72.56%	PUTNAM US HOLDINGS I LLC	7 SHATTUCK RD # C2D
		FBO PUTNAM 529 PLAN OF AMERICA	ANDOVER MA 01810-2450
		STATE OF NEVADA PRINCIPAL MIDCAP
		BLEND INSTITUTIONAL FUND CL A

MIDCAP BLEND (R1)	6.53%	COUNSEL TRUST DBA MATC	1251 WATERFRONT PL STE 525
		FBO INTERNATIONAL BOND AND MARINE	PITTSBURGH PA 15222-4228
		401 K PROFIT SHARING PLAN & TRUST

MIDCAP BLEND (R1)	92.03%	DELAWARE CHARTER GUARANTEE &	711 HIGH ST
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

MIDCAP BLEND (R2)	7.57%	FULTON BANK NA	PO BOX 3215
		FBO CLAIR BROS AUDIO ENTERPRISES	LANCASTER PA 17604-3215

MIDCAP BLEND (R2)	7.99%	FULTON BANK NA	PO BOX 3215
		FBO C-P CONVERTERS INC	LANCASTER PA 17604-3215

MIDCAP BLEND (R2)	7.22%	FULTON BANK NA	PO BOX 3215
		FBO LANCASTER NEUROSCIENCE &	LANCASTER PA 17604-3215
		SPINE

MIDCAP BLEND (R2)	44.93%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MIDCAP BLEND (R3)	17.95%	PIMS/PRUDENTIAL RETIREMENT	2015 SOUTH PARK PLACE
		AS NOMINEE FOR THE TTEE/CUST PL 700	ATLANTA GA 30339-2058
RANDSTAD NORTH AMERICA

MIDCAP BLEND (R3)	63.91%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MIDCAP BLEND (R4)	6.19%	PRINCIPAL TRUST COMPANY	ATTN SUSAN SAGGIONE
		FBO CRST INTL NQ PLAN	1013 CENTRE RD
			WILMINGTON DE 19805-1265

MIDCAP BLEND (R4)	36.25%	WELLS FARGO BANK FBO	1525 WEST WT HARRIS BLVD
		VARIOUS RETIREMENT PLANS	CHARLOTTE NC 28288-1076
		9888888836 NC 1151

MIDCAP BLEND (R4)	49.11%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

62

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
MIDCAP BLEND (R5)	84.74%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MIDCAP GROWTH (I)	10.19%	MITRA & CO FBO VA	C/O M&I TRUST CO NA ATTN MF
			11270 W PARK PL STE 400
			MILWAUKEE WI 53224-3638

MIDCAP GROWTH (I)	12.49%	VALLEE & CO FBO VA	C/O M&I TRUST CO NA ATTN MF
			11270 W PARK PL STE 400
			MILWAUKEE WI 53224-3638

MIDCAP GROWTH (I)	5.10%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY A/C FOR THE	101 MONTGOMERY ST
		BENEFIT OF CUSTOMERS	SAN FRANCISCO CA 94104-4151

MIDCAP GROWTH (I)	9.03%	NATIONWIDE TRUST COMPANY FSB	C/O IPO PORTFOLIO ACCOUNTING
			PO BOX 182029
			COLUMBUS OH 43218-2029

MIDCAP GROWTH (R1)	6.71%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		NON-QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MIDCAP GROWTH (R1)	91.02%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
			DES MOINES IA 50392-0001

MIDCAP GROWTH (R2)	100.00%	DELAWARE CHARTER GUARANTEE &	711 HIGH STREET
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

MIDCAP GROWTH (R3)	6.57%	DELAWARE CHARTER GUARANTEE &	ATTN: RIS NPIO TRADE DESK
		TRUST	711 HIGH STREET
		FBO VARIOUS NONQUALIFED PLANS	DES MOINES IA 50392-0001
		FBO PRINCIPAL FINANCIAL GROUP

MIDCAP GROWTH (R3)	90.61%	DELAWARE CHARTER GUARANTEE &	ATTN: RIS NPIO TRADE DESK
		TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001
		FBO PRINCIPAL FINANCIAL GROUP

MIDCAP GROWTH (R4)	98.88%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
			DES MOINES IA 50392-0001

MIDCAP GROWTH (R5)	17.86%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO MEDICAL SERVICES OF	711 HIGH STREET
		NORTHWEST ARKANSAS	DES MOINES IA 50392-0001

MIDCAP GROWTH (R5)	80.78%	DELAWARE CHARTER GUARANTEE &	ATTN: RIS NPIO TRADE DESK
		TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001
		FBO PRINCIPAL FINANCIAL GROUP

MIDCAP GROWTH III (I)	6.76%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCOUNTING H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

MIDCAP GROWTH III (I)	6.89%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCOUNTING- H221
			711 HIGH ST
			DES MOINES IA 50392-0001

MIDCAP GROWTH III (I)	63.76%	PRINCIPAL LIFE INSURANCE CO	ATTN RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

63

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
MIDCAP GROWTH III (R1)	99.46%	DELAWARE CHARTER GUARANTEE &	711 HIGH STREET
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

MIDCAP GROWTH III (R2)	99.43%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MIDCAP GROWTH III (R3)	96.63%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MIDCAP GROWTH III (R4)	98.72%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MIDCAP GROWTH III (R5)	19.65%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO MEDICAL SERVICES OF	711 HIGH STREET
		NORTHWEST ARKANSAS	DES MOINES IA 50392-0001

MIDCAP GROWTH III (R5)	75.37%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (I)	17.93%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

MIDCAP S&P 400 INDEX (I)	45.60%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (I)	5.28%	NATIONWIDE TRUST COMPANY FSB	C/O IPO PORTFOLIO ACCOUNTING
			PO BOX 182029
			COLUMBUS OH 43218-2029

MIDCAP S&P 400 INDEX (I)	16.72%	DIVERSIFIED GROWTH ACCOUNT	ATTN MUTUAL FUND ACCOUNTING H221
			711 HIGH STREET
			DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (I)	6.31%	DIVERSIFIED BALANCED ACCOUNT	ATTN MUTUAL FUND ACCOUNTING H221
			711 HIGH STREET
			DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R1)	96.02%	DELAWARE CHARTER GUARANTEE &	711 HIGH STREET
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

MIDCAP S&P 400 INDEX (R2)	98.26%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R3)	88.84%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R4)	94.50%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R5)	87.31%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MIDCAP VALUE I (I)	6.68%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCOUNTING H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

64

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
MIDCAP VALUE I (I)	7.31%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCOUNTING- H221
			711 HIGH ST
			DES MOINES IA 50392-0001

MIDCAP VALUE I (I)	70.48%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

MIDCAP VALUE I (R1)	98.20%	DELAWARE CHARTER GUARANTEE &	711 HIGH STREET
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

MIDCAP VALUE I (R2)	99.34%	DELAWARE CHARTER GUARANTEE &	ATTN: RIS NPIO TRADE DESK
		TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001
		FBO PRINCIPAL FINANCIAL GROUP

MIDCAP VALUE I (R3)	93.11%	DELAWARE CHARTER GUARANTEE &	ATTN: RIS NPIO TRADE DESK
		TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001
		FBO PRINCIPAL FINANCIAL GROUP

MIDCAP VALUE I (R4)	95.54%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
			DES MOINES IA 50392-0001

MIDCAP VALUE I (R5)	94.49%	DELAWARE CHARTER GUARANTEE &	ATTN: RIS NPIO TRADE DESK
		TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001
		FBO PRINCIPAL FINANCIAL GROUP

MIDCAP VALUE III (I)	9.80%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MIDCAP VALUE III (I)	90.19%	NATIONWIDE TRUST COMPANY FSB	C/O IPO PORTFOLIO ACCOUNTING
			PO BOX 182029
			COLUMBUS OH 43218-2029

MIDCAP VALUE III (R1)	5.03%	MIDLAND COUNTRY CLUB	ATTN JOHN BITNER
		FBO DEF COMP OF MIDLAND CC	6101 N HWY 349
			MIDLAND TX 79705-2004

MIDCAP VALUE III (R1)	92.44%	DELAWARE CHARTER GUARANTEE &	711 HIGH STREET
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

MIDCAP VALUE III (R2)	9.69%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		NON-QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MIDCAP VALUE III (R2)	90.23%	DELAWARE CHARTER GUARANTEE &	ATTN RIS NPIO TRADE DESK
		TRUST	711 HIGH ST
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001
		FBO PRINCIPAL FINANCIAL GROUP

MIDCAP VALUE III (R3)	84.64%	DELAWARE CHARTER GUARANTEE &	ATTN RIS NPIO TRADE DESK
		TRUST	711 HIGH ST
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001
		FBO PRINCIPAL FINANCIAL GROUP

MIDCAP VALUE III (R4)	96.44%	DELAWARE CHARTER GUARANTEE &	ATTN RIS NPIO TRADE DESK
		TRUST	711 HIGH ST
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001
		FBO PRINCIPAL FINANCIAL GROUP

65

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
MIDCAP VALUE III (R5)	48.55%	DELAWARE CHARTER GUARANTEE &	ATTN RIS NPIO TRADE DESK
		TRUST	711 HIGH ST
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001
		FBO PRINCIPAL FINANCIAL GROUP

MIDCAP VALUE III (R5)	42.06%	PRINCIPAL TRUST COMPANY	ATTN SUSAN SAGGIONE
		FBO DEF COMP OF HDR INC	1013 CENTRE RD
			WILMINGTON DE 19805-1265

MONEY MARKET (A)	27.67%	PERSHING LLC AS AGENT	ATTN CASH MANAGEMENT SERVICES
		FOR ITS CUSTOMERS	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

MONEY MARKET (B)	5.93%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

MONEY MARKET (C)	7.00%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

MONEY MARKET (I)	10.24%	COMPUTERSHARE INVESTOR SVCS LLC	2 N LA SALLE ST LBBY 3
			CHICAGO IL 60602-3974

MONEY MARKET (I)	64.14%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
			DES MOINES IA 50392-0001

MONEY MARKET (R1)	98.71%	DELAWARE CHARTER GUARANTEE &	711 HIGH STREET
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

MONEY MARKET (R2)	96.30%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MONEY MARKET (R3)	59.89%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MONEY MARKET (R4)	14.56%	CH HOLDINGS USA INC	ATTN DAVID COLEMAN
		FBO DEF COMP OF CH HOLDINGS	10733 SUNSET OFFICE DR STE 200
			SAINT LOUIS MO 63127-1022

MONEY MARKET (R4)	16.41%	PRINCIPAL TRUST COMPANY	ATTN SUSAN SAGGIONE
		FBO HELMSLEY ENT SERP	1013 CENTRE RD
			WILMINGTON DE 19805-1265

MONEY MARKET (R4)	55.36%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MONEY MARKET (R5)	62.29%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MONEY MARKET (R5)	7.32%	PRINCIPAL TRUST COMPANY	ATTN SUSAN SAGGIONE
		FBO DEF COMP OF HDR INC	1013 CENTRE RD
			WILMINGTON DE 19805-1265

PRINCIPAL CAPITAL APPRECIATION (A)	6.52%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

PRINCIPAL CAPITAL APPRECIATION (C)	7.57%	CITIGROUP GLOBAL MARKETS	700 RED BROOK
		HOUSE ACCOUNT	OWINGS MILLS MD 21117-5184

PRINCIPAL CAPITAL APPRECIATION (C)	16.92%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

66

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
PRINCIPAL CAPITAL APPRECIATION (C)	5.10%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST 3RD FL
			JACKSONVILLE FL 32246-6484

PRINCIPAL CAPITAL APPRECIATION (I)	10.18%	PRINCIPAL LIFE INSURANCE CO CUST.	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

PRINCIPAL CAPITAL APPRECIATION (I)	28.32%	SAM BALANCED PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING -H221
			711 HIGH ST
			DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (I)	6.33%	SAM CONS BALANCED PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (I)	25.11%	SAM CONS GROWTH PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (I)	23.34%	SAM STRATEGIC GROWTH PORTFOLIO	ATTN MUTUAL FUND ACCOUNTING-H221
		PIF	711 HIGH ST
			DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (P)	100.00%	PRINCIPAL MANAGEMENT	PRINCIPAL FINANCIAL GROUP
		CORPORATION	ATTN: SUBSIDIARY ACCOUNT N002-E020
			711 HIGH ST
			DES MOINES IA 50392-9992

PRINCIPAL CAPITAL APPRECIATION (R1)	100.00%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (R2)	98.26%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (R3)	100.00%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (R4)	76.44%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED FIA OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (R4)	20.96%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (R5)	98.78%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2010 (A)	5.66%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

PRINCIPAL LIFETIME 2010 (A)	19.56%	BPPR AS TRUSTEE FBO	POPULAR STREET BUILDING
		POPULAR INC PUERTO RICO SAVINGS	153 PONCE DE LEON AVE 8TH FLOOR
		AND INVESTMENT PLAN	SAN JUAN PR 00917

PRINCIPAL LIFETIME 2010 (A)	6.26%	BPPR AS TRUSTEE	POPULAR STREET BUILDING
		FBO EVERTEC INC PR SAVS AND INVS	153 PONDE DE LEON 8TH FLOOR
		PLAN	TRUST DIVISION
			SAN JUAN PR 00917

67

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
PRINCIPAL LIFETIME 2010 (I)	86.33%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2010 (I)	13.01%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
			DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2010 (R1)	98.88%	DELAWARE CHARTER GUARANTEE &	711 HIGH ST
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

PRINCIPAL LIFETIME 2010 (R2)	99.18%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2010 (R3)	95.32%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2010 (R4)	97.45%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2010 (R5)	93.61%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (I)	52.29%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (I)	47.34%	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET G-012-N11
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2015 (R1)	99.25%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (R2)	92.20%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (R2)	7.77%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		NON-QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (R3)	99.13%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (R4)	97.86%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (R5)	79.62%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (R5)	16.62%	WACHOVIA BANK FBO	1525 WEST WT HARRIS BLVD
		VARIOUS RETIREMENT PLANS	CHARLOTTE NC 28262-8522
		9888888836 NC 1076

PRINCIPAL LIFETIME 2020 (A)	6.46%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

68

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
PRINCIPAL LIFETIME 2020 (A)	9.08%	BPPR AS TRUSTEE FBO	POPULAR STREET BUILDING
		POPULAR INC PUERTO RICO SAVINGS	153 PONCE DE LEON AVE 8TH FLOOR
		AND INVESTMENT PLAN	SAN JUAN PR 00917

PRINCIPAL LIFETIME 2020 (A)	6.63%	BPPR AS TRUSTEE	POPULAR STREET BUILDING
		FBO EVERTEC INC PR SAVS AND INVS	153 PONDE DE LEON 8TH FLOOR
		PLAN	TRUST DIVISION
			SAN JUAN PR 00917

PRINCIPAL LIFETIME 2020 (B)	13.40%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

PRINCIPAL LIFETIME 2020 (I)	84.66%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2020 (I)	14.60%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
			DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020 (R1)	97.81%	DELAWARE CHARTER GUARANTEE &	711 HIGH STREET
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

PRINCIPAL LIFETIME 2020 (R2)	98.93%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020 (R3)	95.18%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020 (R4)	95.59%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020 (R5)	93.71%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025 (I)	51.58%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025 (I)	48.17%	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET G-012-N11
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2025 (R1)	97.80%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025 (R2)	94.35%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025 (R3)	99.77%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025 (R4)	97.50%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025 (R5)	75.55%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

69

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
PRINCIPAL LIFETIME 2025 (R5)	22.19%	WACHOVIA BANK FBO	1525 WEST WT HARRIS BLVD
		VARIOUS RETIREMENT PLANS	CHARLOTTE NC 28262-8522
		9888888836 NC 1076

PRINCIPAL LIFETIME 2030 (A)	7.48%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

PRINCIPAL LIFETIME 2030 (A)	5.55%	BPPR AS TRUSTEE FBO	POPULAR STREET BUILDING
		POPULAR INC PUERTO RICO SAVINGS	153 PONCE DE LEON AVE 8TH FLOOR
		AND INVESTMENT PLAN	SAN JUAN PR 00917

PRINCIPAL LIFETIME 2030 (B)	15.23%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

PRINCIPAL LIFETIME 2030 (I)	89.08%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2030 (I)	10.46%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
			DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030 (R1)	96.76%	DELAWARE CHARTER GUARANTEE &	711 HIGH STREET
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

PRINCIPAL LIFETIME 2030 (R2)	99.00%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030 (R3)	95.25%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030 (R4)	97.43%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030 (R5)	94.41%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2035 (I)	46.89%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2035 (I)	52.81%	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET G-012-N11
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2035 (R1)	98.88%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2035 (R2)	96.59%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2035 (R3)	99.83%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2035 (R4)	98.62%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

70

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
PRINCIPAL LIFETIME 2035 (R5)	74.92%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2035 (R5)	21.17%	WACHOVIA BANK FBO	1525 WEST WT HARRIS BLVD
		VARIOUS RETIREMENT PLANS	CHARLOTTE NC 28262-8522
		9888888836 NC 1076

PRINCIPAL LIFETIME 2040 (A)	8.22%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

PRINCIPAL LIFETIME 2040 (A)	5.37%	BPPR AS TRUSTEE FBO	POPULAR STREET BUILDING
		POPULAR INC PUERTO RICO SAVINGS	153 PONCE DE LEON AVE 8TH FLOOR
		AND INVESTMENT PLAN	SAN JUAN PR 00917

PRINCIPAL LIFETIME 2040 (B)	20.95%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

PRINCIPAL LIFETIME 2040 (I)	90.04%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2040 (I)	9.62%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
			DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040 (R1)	96.88%	DELAWARE CHARTER GUARANTEE &	711 HIGH STREET
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

PRINCIPAL LIFETIME 2040 (R2)	99.15%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040 (R3)	95.63%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040 (R4)	94.53%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040 (R5)	96.39%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045 (I)	40.99%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045 (I)	58.98%	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET G-012-N11
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2045 (R1)	99.53%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045 (R2)	99.29%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045 (R3)	99.92%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

71

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
PRINCIPAL LIFETIME 2045 (R4)	98.77%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045 (R5)	83.93%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045 (R5)	15.10%	WACHOVIA BANK FBO	1525 WEST WT HARRIS BLVD
		VARIOUS RETIREMENT PLANS	CHARLOTTE NC 28262-8522
		9888888836 NC 1076

PRINCIPAL LIFETIME 2050 (A)	7.58%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

PRINCIPAL LIFETIME 2050 (A)	7.62%	BPPR AS TRUSTEE FBO	POPULAR STREET BUILDING
		POPULAR INC PUERTO RICO SAVINGS	153 PONCE DE LEON AVE 8TH FLOOR
		AND INVESTMENT PLAN	SAN JUAN PR 00917

PRINCIPAL LIFETIME 2050 (B)	13.81%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

PRINCIPAL LIFETIME 2050 (I)	94.09%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2050 (I)	5.75%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
			DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050 (R1)	98.33%	DELAWARE CHARTER GUARANTEE &	711 HIGH STREET
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

PRINCIPAL LIFETIME 2050 (R2)	99.66%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050 (R3)	96.14%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050 (R4)	96.43%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050 (R5)	97.39%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055 (I)	16.84%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055 (I)	83.15%	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET G-012-N11
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2055 (R1)	100.00%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055 (R2)	99.55%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

72

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
PRINCIPAL LIFETIME 2055 (R3)	98.34%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055 (R4)	99.20%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055 (R5)	72.46%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055 (R5)	26.46%	WACHOVIA BANK FBO	1525 WEST WT HARRIS BLVD
		VARIOUS RETIREMENT PLANS	CHARLOTTE NC 28262-8522
		9888888836 NC 1076

PRINCIPAL LIFETIME STRATEGIC INC (A)	9.70%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

PRINCIPAL LIFETIME STRATEGIC INC (A)	6.92%	BPPR AS TRUSTEE FBO	POPULAR STREET BUILDING
		PMA RETIREMENT PLAN	153 PONCE DE LEON AVE 8TH FLOOR
			TRUST DIVISION
			SAN JUAN PR 00917

PRINCIPAL LIFETIME STRATEGIC INC (A)	23.91%	BPPR AS TRUSTEE	POPULAR STREET BUILDING
		FBO POPULAR INC PUERTO RICO	153 PONCE DE LEON AVE 8TH FLOOR
		SAVINGS AND INVESTMENT PLAN	SAN JUAN PR 00917

PRINCIPAL LIFETIME STRATEGIC INC (A)	11.05%	BPPR AS TRUSTEE	POPULAR STREET BUILDING
		FBO EVERTEC INC PR SAVS AND INVS	153 PONDE DE LEON 8TH FLOOR
		PLAN	TRUST DIVISION
			SAN JUAN PR 00917

PRINCIPAL LIFETIME STRATEGIC INC (B)	10.15%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

PRINCIPAL LIFETIME STRATEGIC INC (I)	91.41%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

PRINCIPAL LIFETIME STRATEGIC INC (I)	8.17%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
			DES MOINES IA 50392-0001

PRINCIPAL LIFETIME STRATEGIC INC (R1)	99.32%	DELAWARE CHARTER GUARANTEE &	711 HIGH STREET
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

PRINCIPAL LIFETIME STRATEGIC INC (R2)	99.27%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME STRATEGIC INC (R3)	93.74%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME STRATEGIC INC (R4)	96.69%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME STRATEGIC INC (R5)	5.69%	WACHOVIA BANK	1525 WEST WT HARRIS BLVD
		FBO VARIOUS RETIREMENT PLANS	CHARLOTTE NC 28262-8522
		9888888836 NC 1076

PRINCIPAL LIFETIME STRATEGIC INC (R5)	89.61%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

73

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
REAL ESTATE SECURITIES (A)	12.06%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

REAL ESTATE SECURITIES (A)	5.76%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST 3RD FL
			JACKSONVILLE FL 32246-6484

REAL ESTATE SECURITIES (A)	5.65%	PRUDENTIAL INVESTMENT	ATTN: PRUCHOICE UNIT
		MANAGEMENT	MAIL STOP NJ-11-05-20
		SERVICE FOR THE BENEFIT OF	100 MULBERRY ST GATEWAY CTR 3 FL 11
		MUTUAL FUND CLIENTS	NEWARK NJ 07102

REAL ESTATE SECURITIES (B)	14.26%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

REAL ESTATE SECURITIES (C)	8.01%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

REAL ESTATE SECURITIES (C)	34.70%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST 3RD FL
			JACKSONVILLE FL 32246-6484

REAL ESTATE SECURITIES (I)	15.34%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCOUNTING H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (I)	6.97%	LIFETIME 2040 FUND	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (I)	16.35%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCOUNTING- H221
			711 HIGH ST
			DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (I)	21.47%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

REAL ESTATE SECURITIES (I)	5.10%	PRUDENTIAL INVESTMENT	MS NJ-05-11-20 ATTN PRUCHOICE UNIT
		MANAGEMENT	100 MULBERRY ST GATEWAY CTR 3 FL 10
		SERVICE FOR THE BENEFIT OF	NEWARK NJ 07102
		MUTUAL FUND CLIENTS

REAL ESTATE SECURITIES (P)	62.37%	RICHARDS MERRILL & PETERSON INC	FLORENCE M DEFEYTER
			ONE SKYWALK US BANK BUILDING
			422 WEST RIVERSIDE AVENUE
			SPOKANE WA 99201-0303

REAL ESTATE SECURITIES (P)	27.53%	RICHARDS MERRILL & PETERSON INC	FLORENCE DEFEYTER
		DELAWARE CHARTER GNTEE & TR	ONE SKYWALK US BANK BUILDING
			422 WEST RIVERSIDE AVENUE
			SPOKANE WA 99201-0303

REAL ESTATE SECURITIES (P)	6.03%	PRINCIPAL MANAGEMENT	PRINCIPAL FINANCIAL GROUP
		CORPORATION	ATTN: SUBSIDIARY ACCOUNT N002-E020
			711 HIGH ST
			DES MOINES IA 50392-9992

REAL ESTATE SECURITIES (R1)	91.70%	DELAWARE CHARTER GUARANTEE &	711 HIGH STREET
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

REAL ESTATE SECURITIES (R2)	98.81%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

74

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
REAL ESTATE SECURITIES (R3)	89.83%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (R4)	85.01%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (R4)	10.08%	NEW YORK LIFE TRUST COMPANY	169 LACKAWANNA AVE
			PARSIPPANY NJ 07054-1007

REAL ESTATE SECURITIES (R5)	87.22%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M BALANCED PORTFOLIO (I)	91.09%	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET T-008-E20
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

S A M BALANCED PORTFOLIO (R1)	94.03%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M BALANCED PORTFOLIO (R2)	100.00%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M BALANCED PORTFOLIO (R3)	97.30%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M BALANCED PORTFOLIO (R4)	91.84%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M BALANCED PORTFOLIO (R5)	94.64%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M CONSERVATIVE BALANCED PORT (I)	90.36%	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET T-008-E20
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

S A M CONS BALANCED PORT (R1)	96.59%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M CONS BALANCED PORT (R2)	98.67%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M CONS BALANCED PORT (R3)	98.24%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M CONS BALANCED PORT (R4)	79.47%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M CONS BALANCED PORT (R4)	15.83%	BANK OF IRELAND US GROUP	ATTN DIANE MORRISON
		FBO LT INCENTIVE PLAN OF BANK OF	282 ROUTE 101; LIBERTY PARK #15
		IRELAND	AMHERST NH 03031

S A M CONS BALANCED PORT (R5)	92.54%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

75

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
S A M CONSERVATIVE GROWTH PORT (I)	94.27%	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET T-008-E20
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

S A M CONS GROWTH PORT (R1)	95.03%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M CONS GROWTH PORT (R2)	99.67%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M CONS GROWTH PORT (R3)	95.19%	DCGT AS TTEE AND/OR CUST	PRIN ADVTG OMNIBUS
		FBO PRINCIPAL FINANCIAL GROUP	ATTN NPIO TRADE DESK
		QUALIFIED PRIN ADVTG OMNIBUS	711 HIGH STREET
			DES MOINES IA 50392-0001

S A M CONS GROWTH PORT (R4)	98.97%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M CONS GROWTH PORT (R5)	96.93%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M FLEXIBLE INCOME PORTFOLIO (I)	5.04%	LPL FINANCIAL	9785 TOWNE CENTRE DRIVE
		A/C 1000-0005	SAN DIEGO CA 92121-1968

S A M FLEXIBLE INCOME PORTFOLIO (I)	77.21%	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET T-008-E20
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

S A M FLEXIBLE INCOME PORTFOLIO (R1)	99.99%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M FLEXIBLE INCOME PORTFOLIO (R2)	98.46%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M FLEXIBLE INCOME PORTFOLIO (R3)	90.06%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M FLEXIBLE INCOME PORTFOLIO (R3)	6.41%	PRINCIPAL TRUST COMPANY	ATTN SUSAN SAGGIONE
		FBO EXEC DEF COMP OF CATLIN INC	1013 CENTRE RD
			WILMINGTON DE 19805-1265

S A M FLEXIBLE INCOME PORTFOLIO (R4)	97.95%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M FLEXIBLE INCOME PORTFOLIO (R5)	95.83%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M STRATEGIC GRO PORTFOLIO (I)	94.48%	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET T-008-E20
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

S A M STRATEGIC GRO PORTFOLIO (I)	5.22%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M STRATEGIC GRO PORTFOLIO (R1)	99.69%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

76

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
S A M STRATEGIC GRO PORTFOLIO (R2)	100.00%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M STRATEGIC GRO PORTFOLIO (R3)	94.54%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M STRATEGIC GRO PORTFOLIO (R4)	92.34%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M STRATEGIC GRO PORTFOLIO (R5)	92.60%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M STRATEGIC GRO PORTFOLIO (R5)	5.30%	PRINCIPAL TRUST COMPANY	ATTN SUSAN SAGGIONE
		FBO FHLB DM BENEFIT EQUALIZATION	1013 CENTRE RD
		PLAN	WILMINGTON DE 19805-1265

SHORT-TERM INCOME (R5)	70.49%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SHORT-TERM INCOME (R5)	5.51%	4 EMPLOYEES OF SYMBION INC	ATTN DALE KENNEDY
		DK WW TS	40 BURTON HILLS BLVD
		FBO SYMBION INC NQ EXCESS	NASHVILLE TN 37215-6199

SHORT-TERM INCOME (R5)	6.82%	PRINCIPAL TRUST COMPANY	ATTN SUSAN SAGGIONE
		FBO GEISINGER SYS SVC	1013 CENTRE RD
		SEVERANCE PL	WILMINGTON DE 19805-1265

SHORT-TERM INCOME (A)	25.37%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

SHORT-TERM INCOME (A)	8.47%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST 3RD FL
			JACKSONVILLE FL 32246-6484

SHORT-TERM INCOME (C)	13.59%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

SHORT-TERM INCOME (C)	14.76%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR E FL 3
			JACKSONVILLE FL 32246-6484

SHORT-TERM INCOME (I)	21.32%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

SHORT-TERM INCOME (I)	15.47%	LIFETIME 2010 FUND	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

SHORT-TERM INCOME (I)	16.53%	LIFETIME STRATEGIC INCOME FUND	ATTN MUTUAL FUND ACCOUNTING- H221
			711 HIGH ST
			DES MOINES IA 50392-0001

SHORT-TERM INCOME (I)	9.81%	SAM BALANCED PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING -H221
			711 HIGH ST
			DES MOINES IA 50392-0001

SHORT-TERM INCOME (I)	8.87%	SAM CONS BALANCED PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

SHORT-TERM INCOME (I)	16.40%	SAM FLEXIBLE INCOME PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

77

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner

SHORT-TERM INCOME (P)	85.35%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

SHORT-TERM INCOME (P)	9.74%	CROWELL WEEDON & CO	ONE WILSHIRE BUILDING
		A/C 5206-5565	624 SOUTH GRAND AVENUE
		DCG&T TTEE	LOS ANGELES CA 90017-3335

SHORT-TERM INCOME (R1)	95.20%	DELAWARE CHARTER GUARANTEE &	711 HIGH STREET
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

SHORT-TERM INCOME (R2)	9.45%	MG TRUST COMPANY CUST	700 17TH ST STE 300
		FBO MESSICK & ASSOCIATES INC	DENVER CO 80202-3531

SHORT-TERM INCOME (R2)	89.92%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SHORT-TERM INCOME (R3)	9.60%	SCE FEDERAL CU	ATTN IRENE WHITCOMB SARBER
		FBO SCE FED CU 457F	3810 DURBIN ST
			IRWINDALE CA 91706-6800

SHORT-TERM INCOME (R3)	7.74%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		NON-QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SHORT-TERM INCOME (R3)	59.60%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SHORT-TERM INCOME (R3)	12.43%	WHITLOCK PACKAGING CORP AS TTEE	ATTN JOHN GOFF
		FBO WHITLOCK PKG CORP EXEC NQ EXC	5314 S YALE AVE STE 206
			TULSA OK 74135-6269

SHORT-TERM INCOME (R4)	35.61%	PRINCIPAL TRUST COMPANY	ATTN SUSAN SAGGIONE
		FBO PROASSURANCE GRP SVC CORP	1013 CENTRE RD
		NQ EXCESS	WILMINGTON DE 19805-1265

SHORT-TERM INCOME (R4)	8.16%	CORE CONSTRUCTION GROUP LTD	ATTN MICHAEL THOMAS
		FBO CORE CONST GROUP NQ DB PLAN	866 N MAIN ST
			MORTON IL 61550-1602

SHORT-TERM INCOME (R4)	56.21%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP BLEND (B)	7.49%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

SMALLCAP BLEND (C)	16.95%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

SMALLCAP BLEND (C)	13.89%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR E FL 3
			JACKSONVILLE FL 32246-6484

SMALLCAP BLEND (C)	5.81%	PRINCIPAL LIFE INSURANCE CO CUST	6090 E LAUREL LOOP
		IRA PHILIP C SAMMONS	FLAGSTAFF AZ 86004-7103

SMALLCAP BLEND (I)	13.25%	THE PRINCIPAL TRUST FOR	ATTN STEPHANIE WATTS S-001-S60
		POST-RETIREMENT MEDICAL BENEFITS	PRINCIPAL FINANCIAL GROUP
		61022	DES MOINES IA 50392-0001

SMALLCAP BLEND (I)	6.54%	PRINCIPAL TRUST FOR LIFE INS	ATTN STEPHANIE WATTS S-001-S60
		BENEFITS FOR EE'S 61006	PRINCIPAL FINANCIAL GROUP
			DES MOINES IA 50392-0001

78

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
SMALLCAP BLEND (I)	7.48%	PRINCIPAL TRUST FOR HEALTH	ATTN STEPHANIE WATTS S-001-S60
		BENEFITS FOR IND FIELD 61009	PRINCIPAL FINANCIAL GROUP
			DES MOINES IA 50392-0001

SMALLCAP BLEND (I)	65.25%	THE PRINCIPAL TRUST FOR	ATTN STEPHANIE WATTS S-001-S60
		POST-RETIREMENT MEDICAL BENEFITS	PRINCIPAL FINANCIAL GROUP
		61021	DES MOINES IA 50392-0001

SMALLCAP BLEND (R1)	100.00%	DELAWARE CHARTER GUARANTEE &	711 HIGH STREET
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

SMALLCAP BLEND (R2)	100.00%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP BLEND (R3)	54.44%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP BLEND (R3)	14.53%	WHITLOCK PACKAGING CORP	ATTN: JOHN GOFF
		FBO WHITLOCK PKG CORP	5314 S YALE AVE STE 206
		EXEC NQ EXCESS	TULSA OK 74135-6269

SMALLCAP BLEND (R3)	16.82%	BUFFALO WILD WINGS INC	ATTN: ALISSA A. PARTEE
		FBO BUFFALO WILD WINGS	5500 WAYZATA BLVD; STE 1600
		MGMT DC PLAN	MINNEAPOLIS MN 55416-1237

SMALLCAP BLEND (R4)	100.00%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP BLEND (R5)	86.15%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP GROWTH (B)	5.30%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

SMALLCAP GROWTH (C)	20.20%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

SMALLCAP GROWTH (C)	5.34%	PRINCIPAL LIFE INSURANCE CO CUST	6090 E LAUREL LOOP
		IRA PHILIP C SAMMONS	FLAGSTAFF AZ 86004-7103

SMALLCAP GROWTH (I)	42.05%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

SMALLCAP GROWTH (I)	52.86%	SAM CONS GROWTH PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

SMALLCAP GROWTH (R1)	89.83%	DELAWARE CHARTER GUARANTEE &	711 HIGH STREET
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

SMALLCAP GROWTH (R2)	100.00%	DELAWARE CHARTER GUARANTEE &	ATTN RIS NPIO TRADE DESK
		TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001
		FBO PRINCIPAL FINANCIAL GROUP

SMALLCAP GROWTH (R3)	92.86%	DELAWARE CHARTER GUARANTEE &	ATTN RIS NPIO TRADE DESK
		TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001
		FBO PRINCIPAL FINANCIAL GROUP

79

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
SMALLCAP GROWTH (R4)	99.26%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
			DES MOINES IA 50392-0001

SMALLCAP GROWTH (R5)	49.01%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO MEDICAL SERVICES OF	711 HIGH ST
		NORTHWEST ARKANSAS	DES MOINES IA 50392-0001

SMALLCAP GROWTH (R5)	47.04%	DELAWARE CHARTER GUARANTEE &	ATTN RIS NPIO TRADE DESK
		TRUST	711 HIGH ST
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001
		FBO PRINCIPAL FINANCIAL GROUP

SMALLCAP GROWTH I (I)	10.19%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCOUNTING H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

SMALLCAP GROWTH I (I)	6.72%	LIFETIME 2040 FUND	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

SMALLCAP GROWTH I (I)	10.66%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCOUNTING- H221
			711 HIGH ST
			DES MOINES IA 50392-0001

SMALLCAP GROWTH I (I)	36.80%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

SMALLCAP GROWTH I (I)	6.88%	SAM BALANCED PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING -H221
			711 HIGH ST
			DES MOINES IA 50392-0001

SMALLCAP GROWTH I (I)	7.52%	SAM CONS GROWTH PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

SMALLCAP GROWTH I (I)	6.04%	SAM STRATEGIC GROWTH PORTFOLIO	ATTN MUTUAL FUND ACCOUNTING-H221
		PIF	711 HIGH ST
			DES MOINES IA 50392-0001

SMALLCAP GROWTH I (R1)	96.46%	DELAWARE CHARTER GUARANTEE &	711 HIGH STREET
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

SMALLCAP GROWTH I (R2)	98.85%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP GROWTH I (R3)	94.00%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP GROWTH I (R4)	99.82%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP GROWTH I (R5)	10.64%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO MEDICAL SERVICES OF	711 HIGH STREET
		NORTHWEST ARKANSAS	DES MOINES IA 50392-0001

SMALLCAP GROWTH I (R5)	83.47%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP GROWTH II (I)	99.71%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

80

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner

SMALLCAP GROWTH II (R1)	5.70%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		NON-QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP GROWTH II (R1)	94.26%	DELAWARE CHARTER GUARANTEE &	711 HIGH STREET
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

SMALLCAP GROWTH II (R2)	99.81%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP GROWTH II (R3)	92.93%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP GROWTH II (R4)	91.77%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP GROWTH II (R5)	16.04%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO MEDICAL SERVICES OF	711 HIGH STREET
		NORTHWEST ARKANSAS	DES MOINES IA 50392-0001

SMALLCAP GROWTH II (R5)	81.21%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (I)	17.91%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

SMALLCAP S&P 600 INDEX (I)	5.22%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		NON-QUALIFIED FIA OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (I)	41.12%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (I)	18.05%	DIVERSIFIED GROWTH ACCOUNT	ATTN MUTUAL FUND ACCOUNTING H221
			711 HIGH ST
			DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (I)	6.81%	DIVERSIFIED BALANCED ACCOUNT	ATTN MUTUAL FUND ACCOUNTING H221
			711 HIGH ST
			DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (R1)	92.08%	DELAWARE CHARTER GUARANTEE &	711 HIGH STREET
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

SMALLCAP S&P 600 INDEX (R2)	97.86%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (R3)	91.97%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (R4)	90.72%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (R5)	92.72%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

81

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
SMALLCAP VALUE (A)	10.98%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

SMALLCAP VALUE (B)	14.72%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

SMALLCAP VALUE (B)	6.78%	PRINCIPAL LIFE INSURANCE CO CUST	29 BUCYRUS DR
		IRA OF NORMAN G TELAAK	BUFFALO NY 14228-1944

SMALLCAP VALUE (C)	14.99%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

SMALLCAP VALUE (C)	5.71%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST 3RD FL
			JACKSONVILLE FL 32246-6484

SMALLCAP VALUE (I)	26.96%	SAM BALANCED PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING -H221
			711 HIGH ST
			DES MOINES IA 50392-0001

SMALLCAP VALUE (I)	23.08%	SAM CONS GROWTH PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

SMALLCAP VALUE (I)	17.24%	SAM STRATEGIC GROWTH PORTFOLIO	ATTN MUTUAL FUND ACCOUNTING-H221
		PIF	711 HIGH ST
			DES MOINES IA 50392-0001

SMALLCAP VALUE (I)	7.14%	SAM BALANCED PORTFOLIO PVC	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

SMALLCAP VALUE (R1)	96.40%	DELAWARE CHARTER GUARANTEE &	711 HIGH STREET
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

SMALLCAP VALUE (R2)	99.45%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP VALUE (R3)	94.33%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP VALUE (R4)	99.37%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP VALUE (R5)	6.41%	BANKERS TRUST COMPANY	ATTN DEBBIE WILLIAMS
		FBO HUNTING US HOLDINGS NQ PLAN	453 7TH ST
			DES MOINES IA 50309-4110

SMALLCAP VALUE (R5)	83.99%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP VALUE II (I)	10.88%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

SMALLCAP VALUE II (I)	7.01%	LIFETIME 2040 FUND	ATTN MUTUAL FUND ACCOUNTING-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

SMALLCAP VALUE II (I)	10.61%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCOUNTING- H221
			711 HIGH ST
			DES MOINES IA 50392-0001

82

	Percentage
	of
Fund/Class	Ownership	Name of Owner	Address of Owner
SMALLCAP VALUE II (I)	57.81%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

SMALLCAP VALUE II (R1)	97.92%	DELAWARE CHARTER GUARANTEE &	711 HIGH STREET
		TRUST	DES MOINES IA 50392-0001
		FBO VARIOUS QUALIFIED PLANS

SMALLCAP VALUE II (R2)	97.75%	DELAWARE CHARTER GUARANTEE &	ATTN RIS NPIO TRADE DESK
		TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001
		FBO PRINCIPAL FINANCIAL GROUP

SMALLCAP VALUE II (R3)	93.22%	DELAWARE CHARTER GUARANTEE &	ATTN RIS NPIO TRADE DESK
		TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001
		FBO PRINCIPAL FINANCIAL GROUP

SMALLCAP VALUE II (R4)	97.20%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
			DES MOINES IA 50392-0001

SMALLCAP VALUE II (R5)	92.24%	DELAWARE CHARTER GUARANTEE &	ATTN RIS NPIO TRADE DESK
		TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001
		FBO PRINCIPAL FINANCIAL GROUP

TAX-EXEMPT BOND (A)	5.47%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

TAX-EXEMPT BOND (B)	16.37%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

TAX-EXEMPT BOND (B)	5.98%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST 3RD FL
			JACKSONVILLE FL 32246-6484

TAX-EXEMPT BOND (C)	9.76%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

TAX-EXEMPT BOND (C)	5.80%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR E FL 3
			JACKSONVILLE FL 32246-6484

TAX-EXEMPT BOND (C)	5.17%	LPL FINANCIAL SERVICES	9785 TOWNE CENTRE DRIVE
		A/C 1089-6851	SAN DIEGO CA 92121-1968

Management Ownership
As of February 4, 2011, the Officers and Directors of the Fund as a group owned less than 1% of the outstanding shares of any Class of any of the Funds.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisors
The Manager of the Fund is Principal Management Corporation (“Principal”), a wholly owned subsidiary of Principal
Financial Services, Inc. Principal is an affiliate of Principal Life. The address of Principal is the Principal Financial
Group, Des Moines, Iowa 50392. Principal was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Life.

Principal provides investment advisory services with respect to 10-40% of the assets of the following Funds:
International Fund I, International Value Fund I, LargeCap Blend Fund II, LargeCap Growth Fund I, LargeCap Growth
Fund II, LargeCap Value Fund I, LargeCap Value Fund III, MidCap Growth Fund III, MidCap Value Fund I, MidCap
Value Fund III, SmallCap Growth Fund I, SmallCap Growth Fund II, and SmallCap Value Fund II.

83

Principal also provides investment advisory services to each of the Principal LifeTime Funds directly, while engaging a Sub-Advisor to assist in managing those Funds.

Principal implemented a cash management program in the following Funds: International I, International Value I,
LargeCap Blend II, LargeCap Growth I, LargeCap Growth II, LargeCap Value I, LargeCap Value III, MidCap Growth
III, MidCap Value I, MidCap Value III, SmallCap Growth I, SmallCap Growth II, and SmallCap Value II. Principal will invest the cash, which comprises a very small portion of the funds’ portfolios, in money market investments and in stock index futures contracts based on the Fund’s market cap to gain exposure to the market.

Principal has executed agreements with various Sub-Advisors. Under those Sub-Advisory agreements, the Sub-
Advisor agrees to assume the obligations of Principal to provide investment advisory services for a specific Fund. For these services, Principal pays each Sub-Advisor a fee.

Sub-Advisor:	AllianceBernstein L.P. ("AllianceBernstein") provides investment advisory services. AXA, AXA
Financial, Inc., AXA Equitable Life Insurance Company ("AXA Equitable"), and certain subsidiaries of
AXA Equitable directly and indirectly represent a controlling economic interest in AllianceBernstein.

Fund(s):	a portion of the assets of LargeCap Value III and a portion of the assets of SmallCap Growth I

Sub-Advisor:	American Century Investment Management, Inc. ("American Century") provides investment advisory services and was founded in 1958. American Century Investment Management is a direct, wholly-
owned subsidiary of American Century Companies, Inc. (“ACC”). A trust (the Stowers Trust) holds shares that represent approximately 40% of the combined voting power of ACC.

Fund(s):	a portion of the assets of LargeCap Growth II

Sub-Advisor:	Barrow, Hanley, Mewhinney & Strauss, LLC ("BHMS") is an investment advisory firm that was founded in 1979 and is a subsidiary of Old Mutual Asset Management (US) LLC, which is a subsidiary of Old Mutual plc, based in London, England.

Fund(s):	a portion of the assets of International Value I and a portion of the assets of MidCap Value III

Sub-Advisor:	BlackRock Financial Management, Inc. is a wholly owned subsidiary of BlackRock Holdco 2, Inc., which is a wholly owned subsidiary of BlackRock, Inc.

Fund(s):	Inflation Protection

Sub-Advisor:	Brown Investment Advisory Incorporated (“Brown”) was founded in 1993. Brown is a wholly-owned subsidiary of Brown Investment Advisory & Trust Company, which is a wholly-owned subsidiary of
Brown Advisory Holdings Incorporated.

Fund(s):	a portion of the assets of LargeCap Growth I and a portion of the assets of SmallCap Growth I

Sub-Advisor:	Causeway Capital Management LLC (“Causeway”) provides investment advisory services to institutional clients and funds. Causeway’s controlling owners are Sarah Ketterer and Harry Hartford.

Fund(s):	a portion of the assets of International Value I

Sub-Advisor:	ClearBridge Advisors, LLC (“ClearBridge”) is registered as an investment adviser under the Advisers
Act. ClearBridge Advisors, LLC is a wholly-owned subsidiary of Legg Mason, Inc.

Fund(s):	a portion of the assets of LargeCap Blend II

Sub-Advisor:	Columbus Circle Investors (“CCI”) is an affiliate of PGI and a member of the Principal Financial
Group. CCI provides investment advisory services and was founded in 1975.

Fund(s):	LargeCap Growth, MidCap Growth and a portion of the assets of SmallCap Growth I

84

Sub-Advisor:	Dimensional Fund Advisors LP (“Dimensional”) is a registered investment advisor. Dimensional is controlled by Dimensional Holdings Inc. and Dimensional Holdings LLC.

Fund(s):	a portion of the assets of SmallCap Value II

Sub-Advisor:	Edge Asset Management, Inc. ("Edge") is an affiliate of Principal and a member of the Principal
Financial Group. Edge has been in the business of investment management since 1944.

Fund(s):	Equity Income, Government & High Quality Bond, High Yield, Income, Principal Capital Appreciation,
Short-Term Income, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM
Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio

Sub-Advisor:	Emerald Advisers, Inc. (“Emerald”) is a wholly owned subsidiary of Emerald Asset Management.
Emerald provides professional investment advisory services to institutional investors and the general public.

Fund(s):	a portion of the assets of SmallCap Growth II

Sub-Advisor:	Essex Investment Management Company, LLC (“Essex”) is a Boston-based management firm which specializes in growth equity investments. Essex Investment Management is majority owned by
Affiliated Managers Group, Inc., a publically-traded asset management company.

Fund(s):	a portion of the assets of SmallCap Growth II

Sub-Advisor:	Goldman Sachs Asset Management, L.P. ("GSAM") has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co.

Fund(s):	a portion of the assets of MidCap Value I

Sub-Advisor:	Guggenheim Investment Management, LLC ("Guggenheim") was founded in 2001. Guggenheim is controlled by Guggenheim Capital, LLC.

Fund(s):	a portion of the assets of Global Diversified Income

Sub-Advisor:	Invesco Advisers, Inc. (“Invesco”), an investment adviser since 1976, is an indirect wholly-owned subsidiary of Invesco Ltd., a publicly held company and an independent investment services company. Invesco provides investment management services to a wide variety of individual, institutional, and investment company clients.

Fund(s):	California Municipal and Tax-Exempt Bond

Sub-Advisor:	Jacobs Levy Equity Management, Inc. ("Jacobs Levy") provides investment advice based upon quantitative equity strategies. The firm focuses on detecting opportunities in the U.S. equity market and attempting to profit from them through engineered, risk-controlled portfolios. Based in Florham
Park, New Jersey, Jacobs Levy is focused exclusively on the management of U.S. equity portfolios for institutional clients. Jacobs Levy is an independent employee-owned firm.

Fund(s):	a portion of the assets of MidCap Growth Fund III

Sub-Advisor:	J.P. Morgan Investment Management Inc. ("J.P. Morgan") is an indirect wholly owned subsidiary of
JPMorgan Chase & Co. ("JPMorgan"), a bank holding company. J.P. Morgan offers a wide range of services to governmental, institutional, corporate, and individual customers and acts as investment advisor to individual and institutional clients.

Fund(s):	a portion of the assets of High Yield I

85

Sub-Advisor:	Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") provides investment advisory services and is an independent, employee-owned firm.

Fund(s):	a portion of the assets of MidCap Value I and a portion of the assets of SmallCap Value II

Sub-Advisor:	Mellon Capital Management Corporation (“Mellon Capital”) provides investment advisory services and is a wholly owned subsidiary of Mellon Financial Corporation (“Mellon”).

Fund(s):	a portion of the assets of MidCap Growth III

Sub-Advisor:	Montag & Caldwell, LLC (“M&C”) is an employee owned registered investment adviser which on
September 24, 2010 succeeded the business of Montag & Caldwell, Inc., a registered investment adviser founded in 1945.

Fund(s):	a portion of the assets of LargeCap Growth II

Sub-Advisor:	Neuberger Berman Fixed Income, LLC (“Neuberger Berman”) (formerly known as Lehman Brothers
Asset Management LLC) is an investment adviser registered with the SEC, Neuberger Berman is a direct subsidiary of Neuberger Berman Fixed Income Holdings LLC, and an indirect wholly owned subsidiary of Neuberger Berman Group LLC (“NBG”).

Fund(s):	a portion of the assets of High Yield I

Sub-Advisor:	Pacific Investment Management Company LLC (“PIMCO”), a Delaware limited liability company, is a majority owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”). Allianz SE is the
indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

Fund(s):	Core Plus Bond I

Sub-Advisor:	Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life
Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI’s headquarters is in Des Moines, IA. Its other primary asset management office is in New York, with asset management offices of affiliate advisors in several
non-U.S. locations including London, Sydney and Singapore.

Fund(s):	Bond & Mortgage Securities, Disciplined LargeCap Blend, Diversified International, International
Emerging Markets, International Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend,
MidCap S&P 400 Index, Money Market, Principal LifeTime 2010, Principal LifeTime 2015, Principal
LifeTime 2020, Principal LifeTime 2025, Principal LifeTime 2030, Principal LifeTime 2035, Principal
LifeTime 2040, Principal LifeTime 2045, Principal LifeTime 2050, Principal LifeTime 2055, Principal
LifeTime Strategic Income, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 Index, SmallCap
Value, a portion of the assets of Global Diversified Income, and a portion of the assets of MidCap
Value III.

Sub-Advisor:	Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly owned subsidiary of
Principal Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in
2000. It manages investments for institutional investors, including Principal Life.

Fund(s):	Global Real Estate Securities, Real Estate Securities, and a portion of the assets of Global
Diversified Income

86

Sub-Advisor:	Pyramis Global Advisors, LLC ("Pyramis") provides investment advisory services. Pyramis is a wholly owned subsidiary of Pyramis Global Advisors Holdings Corp., which is a wholly owned subsidiary of Fidelity Management Research Company, LLC (“FMR LLC”).

Fund(s):	a portion of the assets of International I

Sub-Advisor:	Schroder Investment Management North America Inc. (“Schroder Inc.”) is an indirect wholly-owned subsidiary of Schroders plc, a public company that is an asset manager listed on the London Stock
Exchange.

Fund(s):	a portion of the assets of International I

Sub-Advisor:	Spectrum Asset Management, Inc. ("Spectrum") is an indirect subsidiary of Principal Life, an affiliate of PGI and a member of the Principal Financial Group. Spectrum provides investment advisory services and was founded in 1987.

Fund(s):	a portion of the assets of Global Diversified Income

Sub-Advisor:	T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly owned subsidiary of T. Rowe Price
Group, Inc., a financial services holding company, has over 70 years of investment management experience.

Fund(s):	a portion of the assets of LargeCap Blend II and a portion of the assets of LargeCap Growth I

Sub-Advisor:	Thompson, Siegel & Walmsley LLC (“TS&W”) is a limited liability company and a SEC registered investment advisor founded in 1969. TS&W offers investment advisory services to governmental, institutional, corporate and individual clients. TS&W is a majority owned subsidiary of Old Mutual
(US) Holdings Inc., a subsidiary of Old Mutual plc, a financial service company.

Fund(s):	a portion of the assets of LargeCap Value I

Sub-Advisor:	Tortoise Capital Advisors, L.L.C. (“Tortoise”) was formed in October 2002 to provide portfolio management services to institutional and high-net worth investors seeking professional management of their MLP investments. Tortoise is managed by its five managing directors and is wholly-owned by
Tortoise Holdings, LLC. Mariner Holdings, LLC through its wholly-owned subsidiary, Montage Asset
Management, LLC, owns a majority interest in Tortoise Holdings, LLC with the remaining interests held by Tortoise's five managing directors and certain other senior Tortoise employees. Mariner
Holdings, LLC’s subsidiaries focus on wealth and asset management. Montage Asset Management,
LLC is a registered investment company.

Fund(s):	a portion of the assets of Global Diversified Income

Sub-Advisor:	Turner Investment Partners, Inc. ("Turner") provides investment advisory services and was founded in 1990. Robert E. Turner is the Chairman and controlling shareholder of Turner.

Fund(s):	a portion of the assets of MidCap Growth III

Sub-Advisor:	UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), a Delaware corporation, is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS
Global Asset Management business group (the "Group") of UBS AG a publicly traded Swiss bank
(NYSE: UBS).

Fund(s):	a portion of the assets of LargeCap Value I

87

Sub-Advisor:	Vaughan Nelson Investment Management, LP ("Vaughan Nelson") provides investment advisory services. Founded in 1970, Vaughan Nelson is a subsidiary of Natixis Global Asset Management,
L.P.

Fund(s):	a portion of the assets of SmallCap Value II

Sub-Advisor:	Westwood Management Corp. ("Westwood"), a New York corporation formed in 1983, is a wholly owned subsidiary of Westwood Holdings Group, Inc., an institutional asset management company.

Fund(s):	a portion of the assets of LargeCap Value III

The Sub-Sub-Advisors
Principal and Schroder Investment Management North America Inc. ("Schroder Inc.") have entered into a sub-sub-
advisory agreement with Schroder Investment Management North America Limited ("Schroder Limited") for the
portion of the International Fund I’s portfolio assets allocated to Schroder Inc. Under the agreement, Schroder
Limited agrees to manage the day-to-day investment of the Fund’s assets allocated to it consistent with the Fund’s investment objectives, policies and restrictions and will be responsible for, among other things, placing all orders for the purchase and sale of portfolio securities, subject to supervision and monitoring by Schroder Inc. and oversight by the Board. Each firm, at its own expense, will provide all investment, management, and administrative personnel, facilities, and equipment necessary for the investment advisory services which it conducts for the Fund.

Under the agreement, Schroder Inc. pays Schroder Limited a fee which is accrued daily and paid monthly (calculated as percentage of the average daily net assets managed by the firm). Entering into this agreement does not change the management fee that the Fund pays Principal under its Management Agreement or the sub-advisory fee that
Principal pays Schroder Inc. under its sub-advisory agreement. Schroder Inc., and not the Fund, will bear the expenses of the services that Schroder Limited provides to the Fund under the agreements.

Sub-Sub-Advisor: Schroder Investment Management North America Limited (“Schroder Limited”) is an indirect wholly-owned subsidiary of Schroders plc, a public company that is an asset manager listed on the London Stock Exchange

Fund(s):	a portion of the assets of International I

Affiliated Persons of the Fund Who are Affiliated Persons of the Advisor
For information about affiliated persons of the Fund who are also affiliated persons of Principal or affiliated advisors, see the Interested Director and Officer tables in the “Leadership Structure and Board of Directors” section.

Codes of Ethics
The Fund, Principal, each of the Sub-Advisors, and PFD have adopted Codes of Ethics ("Codes") under Rule 17j-1 of the 1940 Act. Principal and each Sub-Advisor has also adopted such a Code under Rule 204A-1 of the Investment
Advisers Act of 1940. These Codes are designed to prevent, among other things, persons with access to information regarding the portfolio trading activity of a Fund from using that information for their personal benefit. In certain circumstances, personal securities trading is permitted in accordance with procedures established by the Codes. The
Boards of Directors of Principal, the Fund, and PFD, and each of the Sub-Advisors periodically review their respective Codes. The Codes are on file with, and available from, the SEC. A copy of the Fund's Code will also be provided upon request, which may be made by contacting the Fund.

88

For providing the investment advisory services, and specified other services, Principal, under the terms of the
Management Agreement for the Fund, is entitled to receive a fee computed and accrued daily and payable monthly, at the following annual rates. The management fee schedules for the Funds are as follows (expressed as a percentage of average net assets):

	First $500	Next $500	Next $500	Over $1.5
Fund	Million	Million	Million	Billion
Global Real Estate Securities	0.90%	0.88%	0.86%	0.85%
High Yield I	0.65	0.63	0.61	0.60
Inflation Protection	0.40	0.38	0.36	0.35
International Emerging Markets	1.20	1.18	1.16	1.15
International Growth	1.00	0.98	0.96	0.95
International Value I	1.10	1.08	1.06	1.05
LargeCap Blend II	0.75	0.73	0.71	0.70
LargeCap Value	0.45	0.43	0.41	0.40
MidCap Blend	0.65	0.63	0.61	0.60
MidCap Growth	0.65	0.63	0.61	0.60
MidCap Growth III	1.00	0.96	0.94	0.92
MidCap Value I	1.00	0.98	0.96	0.95
MidCap Value III	0.65	0.63	0.61	0.60
Real Estate Securities	0.85	0.83	0.81	0.80
SmallCap Blend	0.75	0.73	0.71	0.70
SmallCap Growth	0.75	0.73	0.71	0.70
SmallCap Growth I	1.10	1.08	1.06	1.05
SmallCap Growth II	1.00	0.98	0.96	0.95
SmallCap Value	0.75	0.73	0.71	0.70
SmallCap Value II	1.00	0.98	0.96	0.95
Tax-Exempt Bond	0.50	0.48	0.46	0.45

Fund	All Assets
Principal LifeTime 2010	0.03%
Principal LifeTime 2015	0.03
Principal LifeTime 2020	0.03
Principal LifeTime 2025	0.03
Principal LifeTime 2030	0.03
Principal LifeTime 2035	0.03
Principal LifeTime 2040	0.03
Principal LifeTime 2045	0.03
Principal LifeTime 2050	0.03
Principal LifeTime 2055	0.03
Principal LifeTime Strategic Income	0.03

	First $500	Next $500	Next $500	Next $500	Next $1	Over $3
Fund	million	million	million	million	billion	billion
Bond & Mortgage Securities	0.55%	0.53%	0.51%	0.50%	0.48%	0.45%
Disciplined LargeCap Blend	0.60	0.58	0.56	0.55	0.54	0.53
Diversified International	0.90	0.88	0.86	0.85	0.83	0.80
Global Diversified Income	0.80	0.78	0.76	0.75	0.73	0.70
International I	1.10	1.08	1.06	1.05	1.04	1.03
LargeCap Growth I	0.66	0.64	0.62	0.61	0.60	0.59
LargeCap Growth II	0.95	0.93	0.91	0.90	0.89	0.88
LargeCap Value I	0.80	0.78	0.76	0.75	0.74	0.73
LargeCap Value III	0.80	0.78	0.76	0.75	0.73	0.70
Money Market	0.40	0.39	0.38	0.37	0.36	0.35

	First $1	Over $1
Fund	billion	billion
California Municipal	0.50%	0.45%

89

	First $500	Next $500	Next $500	Next $500	Next $500	Over $2.5
Fund	million	million	million	million	million	billion
Core Plus Bond I	0.60%	0.58%	0.56%	0.55%	0.53%	0.50%

	First $250	Next $250	Over $500
	million	million	million
Equity Income	0.60%	0.55%	0.50%

		First $2	Over $2
Fund		billion	billion
Government & High Quality Bond		0.50%	0.45%
Income		0.50	0.45

	First $250		Over $250
Fund		million	million
High Yield		0.625%	0.50%

	First $500	Next $500	Next $1	Next $1	Over $3
Fund	million	million	billion	billion	billion
LargeCap Growth	0.68%	0.65%	0.62%	0.58%	0.55%

All
Fund	Assets
LargeCap S&P 500 Index	0.15%
MidCap S&P 400 Index	0.15
SmallCap S&P 600 Index	0.15

	First $500	Next $500	Over $1
Fund	million	million	billion
Principal Capital Appreciation	0.625%	0.50%	0.375%

	First $500	Next $500	Next $1	Next $1	Next $1	Next $1	Over $5
Fund	million	million	billion	billion	billion	billion	billion
SAM Balanced*	0.55%	0.50%	0.45%	0.40%	0.35%	0.30%	0.25%
SAM Conservative Balanced*	0.55	0.50	0.45	0.40	0.35	0.30	0.25
SAM Conservative Growth*	0.55	0.50	0.45	0.40	0.35	0.30	0.25
SAM Flexible Income*	0.55	0.50	0.45	0.40	0.35	0.30	0.25
SAM Strategic Growth*	0.55	0.50	0.45	0.40	0.35	0.30	0.25
* Breakpoints are based on aggregate SAM Portfolio net assets.

	First $200	Next $300	Over $500
Fund	million	million	million
Short-Term Income	0.50%	0.45%	0.40%

Each Fund pays all of its operating expenses, except those Funds for which Principal has agreed to pay such expenses. Under the terms of the Management Agreement, Principal is responsible for paying the expenses associated with the organization of each Fund, including the expenses incurred in the initial registration of the Funds with the SEC, compensation of personnel, officers and directors who are also affiliated with Principal, and expenses and compensation associated with furnishing office space and all necessary office facilities and equipment and personnel necessary to perform the general corporate functions of the Fund. Accounting services customarily required by investment companies are provided to each Fund by Principal, under the terms of the Management
Agreement. Principal Shareholder Services, Inc., a wholly owned subsidiary of Principal, provides transfer agent services for Classes A, B, C, J, P, R-1, R-2, R-3, R-4, R-5, and Institutional Class shares, including qualifying shares of the Fund for sale in states and other jurisdictions. Principal is also responsible for providing certain shareholder and administrative services to the R-1, R-2, R-3, R-4 and R-5 share classes pursuant to a Service Agreement and an
Administrative Services Agreement.

Principal has contractually agreed to limit the Fund's expenses (excluding interest the Funds incur in connection with investments they make) on certain share classes of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. The expenses borne by

90

Principal are subject to reimbursement by the Funds through the expiration date, provided no reimbursement will be made if it would result in the Funds’ exceeding the total operating expense limits. The operating expense limits and the agreement terms are as follows:

					Institutional
Fund	Class A	Class B	Class C	Class J	Class	Expiration
Bond & Mortgage Securities	0.94%	1.60%	1.75%	N/A	N/A	02/29/2012
California Municipal	N/A	1.82%	N/A	N/A	N/A	02/29/2012
Disciplined LargeCap Blend	N/A	2.20%	1.82%	N/A	N/A	02/29/2012
Diversified International	N/A	2.47%	2.08%	N/A	N/A	02/29/2012
Equity Income	N/A	1.97%	N/A	N/A	N/A	02/29/2012
Global Diversified Income	1.25%	N/A	2.00%	N/A	0.90%	02/29/2012
Global Real Estate Securities	1.45%	N/A	2.20%	N/A	0.95%	02/29/2012
Government & High Quality Bond	0.88%	1.65%	1.63%	1.00%	N/A	02/29/2012
High Yield	N/A	1.92%	N/A	N/A	N/A	02/29/2012
Income	N/A	1.90%	N/A	1.10%	N/A	02/29/2012
Inflation Protection	0.90%	N/A	1.65%	1.15%	N/A	02/29/2012
International Emerging Markets	N/A	2.78%	2.80%	N/A	N/A	02/29/2012
International Growth	1.54%	N/A	2.35%	N/A	N/A	02/29/2012
International Value I	N/A	N/A	N/A	N/A	1.10%	02/29/2012
LargeCap Growth	N/A	2.25%	N/A	N/A	N/A	02/29/2012
LargeCap S&P 500 Index	0.70%	N/A	1.30%	N/A	N/A	02/29/2012
LargeCap Value	N/A	2.00%	1.70%	N/A	N/A	02/29/2012
MidCap Blend	1.23%	2.09%	1.95%	N/A	N/A	02/29/2012
MidCap Value I	N/A	N/A	N/A	1.73%	N/A	02/29/2012
MidCap Value III	N/A	N/A	N/A	N/A	0.70%	02/29/2012
Money Market	N/A	1.55%	1.79%	N/A	N/A	02/29/2012
Principal Capital Appreciation	N/A	1.99%	N/A	N/A	N/A	02/29/2012
Principal LifeTime 2010	0.41%	N/A	N/A	N/A	N/A	02/29/2012
Principal LifeTime 2015	N/A	N/A	N/A	N/A	0.08%	02/29/2012
Principal LifeTime 2020	0.41%	1.16%	N/A	N/A	N/A	02/29/2012
Principal LifeTime 2025	N/A	N/A	N/A	N/A	0.08%	02/29/2012
Principal LifeTime 2030	0.41%	1.16%	N/A	N/A	N/A	02/29/2012
Principal LifeTime 2035	N/A	N/A	N/A	N/A	0.08%	02/29/2012
Principal LifeTime 2040	0.41%	1.16%	N/A	N/A	N/A	02/29/2012
Principal LifeTime 2045	N/A	N/A	N/A	N/A	0.08%	02/29/2012
Principal LifeTime 2050	0.41%	1.16%	N/A	N/A	N/A	02/29/2012
Principal LifeTime 2055	N/A	N/A	N/A	N/A	0.08%	02/29/2012
Principal LifeTime Strategic Income	0.41%	1.16%	N/A	N/A	N/A	02/29/2012
Real Estate Securities	1.45%	2.20%	2.20%	N/A	N/A	02/29/2012
SAM Balanced	N/A	1.70%	N/A	N/A	N/A	02/29/2012
SAM Conservative Balanced	N/A	1.69%	N/A	N/A	N/A	02/29/2012
SAM Conservative Growth	N/A	1.71%	N/A	N/A	N/A	02/29/2012
SAM Flexible Income	N/A	1.69%	N/A	N/A	N/A	02/29/2012
SAM Strategic Growth	N/A	1.75%	N/A	N/A	N/A	02/29/2012
Short-Term Income	0.95%	N/A	1.67%	1.07%	N/A	02/29/2012
SmallCap Blend	1.63%	2.38%	2.20%	N/A	N/A	02/29/2012
SmallCap Growth	1.58%	2.33%	2.21%	N/A	N/A	02/29/2012
SmallCap Growth II	N/A	N/A	N/A	1.58%	N/A	02/29/2012
SmallCap Value	1.35%	2.29%	2.08%	N/A	0.80%	02/29/2012
SmallCap Value II	N/A	N/A	N/A	1.926%	N/A	02/29/2012
Tax-Exempt Bond	0.85%	1.60%	1.60%	N/A	N/A	02/29/2012

91

Fund	R-1 Class	R-2 Class	R-3 Class	R-4 Class	R-5 Class	Expiration
Government & High Quality Bond	1.29%	1.16%	0.98%	0.79%	0.67%	02/29/2012
Principal LifeTime 2055	0.96%	0.83%	0.65%	0.46%	0.34%	02/29/2012
Short-Term Income	1.30%	1.18%	0.99%	0.79%	0.68%	02/29/2012

In addition, Principal has contractually agreed to limit certain of the Funds’ management fees. The expense limit will reduce the Fund’s Management Fees by the amounts listed below:

Fund	Waiver	Expiration
International Fund I	0.026%	02/29/2012
International Value Fund I	0.030%	02/29/2012
LargeCap Blend Fund II	0.018%	02/29/2012
LargeCap Growth Fund I	0.016%	02/29/2012
LargeCap Growth Fund II	0.014%	02/29/2012
LargeCap Value Fund I	0.014%	02/29/2012
LargeCap Value Fund III	0.012%	02/29/2012
MIdCap Growth Fund III	0.022%	02/29/2012
MidCap Value Fund I	0.020%	02/29/2012
MidCap Value Fund III	0.014%	02/29/2012
SmallCap Growth Fund I	0.022%	02/29/2012
SmallCap Growth Fund II	0.020%	02/29/2012
SmallCap Value Fund II	0.024%	02/29/2012

Principal has contractually agreed to limit the expenses attributable to Class P shares and identified as “Other
Expenses” and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired
Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain “Other
Expenses” (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%.

In addition, Principal has contractually agreed to pay a portion of the expenses identified as "Other Expenses" for the
Institutional Class shares of Bond & Mortgage Securities Fund through the period ending February 29, 2012.

Principal has voluntarily agreed to limit certain of the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and
Expenses. The expense limits will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed the amounts specified below. The expense limit may be terminated at any time.

Fund	Expense Limitation
Diversified International	0.930%
High Yield	0.560%
International Emerging Markets	1.340%
International I	1.114%
LargeCap S&P 500 Index	0.200%
MidCap Blend	0.700%
MidCap Growth	0.700%
MIdCap S&P 400 Index	0.200%
Money Market	0.430%
SAM Balanced	0.400%
SAM Conservative Balanced	0.400%
SAM Conservative Growth	0.400%
SAM Flexible Income	0.400%
SAM Strategic Growth	0.400%
Short-Term Income	0.540%
SmallCap Blend	0.800%
SmallCap Growth	0.800%
SmallCap Growth I	1.128%
SmallCap S&P 600 Index	0.200%
SmallCap Value II	1.026%

92

Fees paid for investment management services during the periods indicated were as follows:

Management Fees for Periods Ended October 31
(amounts in thousands)
Fund	2010	2009	2008
Bond & Mortgage Securities	$10,413	$11,244	$14,022
California Municipal	1,493	1,538	1,902
Core Plus Bond I	14,801	6,085	24(1)
Disciplined LargeCap Blend	8,550	11,380	17,493
Diversified International	13,881	11,206	18,330
Equity Income	11,620	9,669	17,555
Global Diversified income	3,654	427(2)	N/A
Global Real Estate Securities	103	42	60
Government & High Quality Bond	7,694	6,075	7,641
High Yield	15,395	10,752	8,346
High Yield I	7,312	5,072	4,456
Income	5,951	4,718	5,811
Inflation Protection	2,034	1,590	1,979
International Emerging Markets	16,302	11,016	15,148
International I	15,177	12,881	19,577
International Growth	12,867	11,995	21,118
International Value I	11,037	7,123	233(1)
LargeCap Blend II	5,576	4,585	6,889
LargeCap Growth	14,469	12,786	20,057
LargeCap Growth I	15,688	9,741	12,178
LargeCap Growth II	13,878	12,829	13,682
LargeCap S&P 500 Index	2,122	1,166	1,574
LargeCap Value	4,524	2,952	3,508
LargeCap Value I	15,264	7,943	8,507
LargeCap Value III	13,845	13,316	17,054
MidCap Blend	7,355	3,827	5,317
MidCap Growth	660	418	335
MidCap Growth III	12,522	8,617	7,315
MidCap S&P 400 Index	446	286	331
MidCap Value I	13,167	8,492	8,824
MidCap Value III	589	487	780
Money Market	5,940	10,398	10,671
Principal Capital Appreciation	5,418	4,682	7,221
Principal LifeTime 2010	512	1,241	2,190
Principal LifeTime 2015	125	153	21(3)
Principal LifeTime 2020	1,328	2,847	4,497
Principal LifeTime 2025	135	155	25(3)
Principal LifeTime 2030	1,183	2,470	3,905
Principal LifeTime 2035	86	93	14(3)
Principal LifeTime 2040	683	1,348	2,007
Principal LifeTime 2045	36	35	4(3)
Principal LifeTime 2050	286	549	825
Principal LifeTime 2055	5	4	1(3)
Principal LifeTime Strategic Income	182	430	706
Real Estate Securities	13,814	9,354	12,346
SAM Balanced	10,679	9,988	13,693
SAM Conservative Balanced	2,555	2,064	2,067
SAM Conservative Growth	7,753	7,428	10,951
SAM Flexible Income	2,941	2,476	2,561
SAM Strategic Growth	4,916	4,599	6,816

93

Management Fees for Periods Ended October 31
	(amounts in thousands)
Fund	2010	2009	2008
Short-Term Income	3,112	1,518	2,185
SmallCap Blend	1,501	1,255	2,097
SmallCap Growth	1,812	1,554	2,441
SmallCap Growth I	6,518	2,675	1,932
SmallCap Growth II	3,268	3,215	5,478
SmallCap S&P 600 Index	545	537	710
SmallCap Value	2,880	2,869	3,771
SmallCap Value II	6,206	2,105	2,714
Tax-Exempt Bond	1,301	1,221	1,415

(1)	Period from September 30, 2008 (date operations commenced) through October 31, 2008.
(2)	Period from December 15, 2008 (date operations commenced) through October 31, 2009.
(3)	Period from February 29, 2008 (date operations commenced) through October 31, 2008.

Sub-Advisory Agreements for the Funds
Funds for which Columbus Circle Investors (“CCI”) serves as Sub-Advisor. CCI is Sub-Advisor for each Fund identified in the table below. Principal pays CCI a fee, paid monthly, at an annual rate as shown below.

In calculating the fee for funds included in the table below, assets of any unregistered separate account of Principal
Life Insurance Company and any investment company sponsored by Principal Life Insurance Company to which CCI provides investment advisory services and which have the same investment mandate (e.g., large cap growth) as the fund for which the fee is calculated, will be combined with the assets of the fund to arrive at net assets.

Net Asset Value of Fund
	First	Next	Next	Next	Next	Next	Next	Next	Over
	$50	$50	$100	$200	$350	$750	$500	$2.5	$4.5
Fund	million	million	million	million	million	million	million	billion	billion
LargeCap Growth	0.2643%	0.2448%	0.2154%	0.1762%	0.1273%	0.0881%	0.0587%	0.2448%	0.1664%

Net Asset Value of Fund
	First $25	Next $75	Next $100	Next $100	Over$300
Fund	million	million	million	million	million
MidCap Growth	0.3916%	0.3133%	0.2643%	0.2252%	0.3427%

Net Asset Value of Fund
All
Fund	Assets
SmallCap Growth I	0.50%

Funds for which Edge Asset Management, Inc. ("Edge") serves as Sub-Advisor. Edge is Sub-Advisor for each
Fund identified below in Tables A, B, and C. Principal pays Edge a fee, computed and paid monthly, at an annual rate as shown below.

In calculating the fee for a fund included in Table A, assets of all other funds included in Table A as well as assets of any unregistered separate account of Principal Life Insurance Company and any investment company sponsored by
Principal Life Insurance Company to which Edge or PGI provides investment advisory services and which invests primarily in fixed-income securities (except money market separate accounts or investment companies), will be combined with the assets of the fund to arrive at net assets.

In calculating the fee for a fund included in Table B, assets of any unregistered separate account of Principal Life
Insurance Company and any investment company sponsored by Principal Life Insurance Company to which Edge or
PGI provides investment advisory services and which have the same investment mandate (e.g., High Yield) as the fund for which the fee is calculated, will be combined with the assets of the fund to arrive at net assets.

94

	Table A
	Net Asset Value of Fund
		First	Next		Next	Over
Fund		$5 billion	$1 billion		$4 billion	$10 billion
Government & High Quality Bond,		0.1126%	0.0979%		0.0930%	0.0881%
Income and Short-Term Income

	Table B
	Net Asset Value of Fund
	First	Next	Next	Next	Next	Next	Over
Fund	$50 million	$50 million	$100 million	$200 million	$350 million	$750 million	$1.5 billion
Equity Income	0.2643%	0.2448%	0.2154%	0.1762%	0.1273%	0.0881%	0.0587%

	First	Next	Next	Next	Next	Next	Over
Fund	$25 million	$75 million	$100 million	$300 million	$500 million	$500 million	$1.5 billion
Principal Capital Appreciation	0.3916%	0.3133%	0.2643%	0.2252%	0.1762%	0.1273%	0.0783%

Table C
Fund	Sub-Advisor Fee as a % of Net Assets
High Yield	0.2643%
SAM Balanced	0.0416
SAM Conservative Balanced	0.0416
SAM Conservative Growth	0.0416
SAM Flexible Income	0.0416
SAM Strategic Growth	0.0416

Funds for which Principal Global Investors, LLC (“PGI”) serves as Sub-Advisor. PGI is Sub-Advisor for each
Fund identified below in Tables A, B, C, and D. Principal pays PGI a fee, computed and paid monthly, at an annual rate as shown below.

To calculate the fee for a Fund in Table A, assets of the Fund, along with the assets of all other Funds in Table A, are combined with any:
•	Principal Life unregistered separate account sub-advised by PGI with assets invested primarily in fixed-income securities (except money market separate accounts),
•	Principal Life sponsored mutual fund sub-advised by PGI with assets invested primarily in fixed-income securities
(except money market mutual funds), and
•	assets of the Principal Variable Contracts Funds, Inc. - Balanced Account.

To calculate the fee for a Fund in Table B and Table D, the assets of the Fund are combined with assets sub-advised by PGI with the same investment mandate (e.g., midcap value) in

a)	Principal Life unregistered separate account sub-advised by PGI and

b)	Principal Life sponsored mutual fund sub-advised by PGI.

	Table A
	Net Asset Value of Fund
	First	Next	Next	Over
Fund	$5 billion	$1 billion	$4 billion	$10 billion
Bond & Mortgage Securities	0.1126%	0.0979%	0.0930%	0.0881%

95

	Table B
	Net Asset Value of Fund
	First	Next	Next	Next	Next	Next	Over
Fund	$50 million	$50 million	$100 million	$200 million	$350 million	$750 million	$1.5 billion
Disciplined LargeCap Blend	0.2643%	0.2448%	0.2154%	0.1762%	0.1273%	0.0881%	0.0587%
and LargeCap Value
Diversified International and	0.3427	0.2741	0.1958	0.1566	0.1175	0.0979	0.0783
International Growth

	First	Next	Next	Next	Next	Next	Over
Fund	$25 million	$75 million	$100 million	$300 million	$500 million	$500 million	$1.5 billion
MidCap Blend and	0.3916%	0.3133%	0.2643%	0.2252%	0.1762%	0.1273%	0.0783%
MidCap Value III
SmallCap Blend,	0.4699	0.3524	0.2643	0.2448	0.2154	0.1762	0.1175
SmallCap Growth and
SmallCap Value

Table C
Fund	Sub-Advisor Fee as a % of Net Assets
International Emerging Markets	0.4895%
LargeCap S&P 500 Index	0.0147
MidCap S&P 400 Index	0.0147
Money Market	0.0734
Principal LifeTime 2010, 2015, 2020,	0.0300
2025, 2030, 2035, 2040, 2045, 2050,
2055 and Strategic Income
SmallCap S&P 600 Index	0.0147

		Table D
		Net Asset Value of
		Specified Portion of the
		Global Diversified Income Fund
Portion of the	First	Next	Over
Global Diversified Income Fund	$500 million	$500 million	$1 billion
Global Value Equity	0.34%	0.27%	0.20%

		Sub-Advisor Fee
		as a Percentage of Net Assets
Emerging Market Debt		0.50%

Funds for which Principal Real Estate Investors, LLC (“Principal-REI”) serves as Sub-Advisor. Principal-REI is
Sub-Advisor for each Fund identified below in the table below. Principal pays Principal-REI a fee, paid monthly, at an annual rate as shown below.

In calculating the fee for funds included in the table below, assets of any unregistered separate account of Principal
Life Insurance Company and any investment company sponsored by Principal Life Insurance Company to which
Principal-REI provides investment advisory services and which have the same investment mandate (e.g., global real estate) as the fund for which the fee is calculated, will be combined with the assets of the fund to arrive at net assets.

Net Asset Value of Fund
	First	Next	Over
Fund	$1 billion	$500 million	$1.5 billion
Global Real Estate Securities and	0.54%	0.48%	0.44%
Global Diversified Income (global real estate portion)
Real Estate Securities	0.4895	0.4405	0.3916

96

Funds for which Spectrum Asset Management, Inc. (“Spectrum”) serves as Sub-Advisor. Spectrum is Sub-
Advisor for each Fund identified in the table below. Principal pays Spectrum a fee, paid monthly, at an annual rate as shown below.

In calculating the fee for funds included in the table below, assets of any unregistered separate account of Principal
Life Insurance Company and any investment company sponsored by Principal Life Insurance Company to which
Spectrum provides investment advisory services and which have the same investment mandate (e.g., preferred securities) as the fund for which the fee is calculated, will be combined with the assets of the fund to arrive at net assets.

Net Asset Value of Fund
	First	Next	Over
Fund	$100 million	$150 million	$250 million
Global Diversified Income (preferred securities portion)	0.3427%	0.2937%	0.1958%

All other Funds
In calculating the fee for each Fund, each Sub-Advisor, except J.P. Morgan and Neuberger Berman Fixed Income,
LLC, has agreed that, assets of any existing registered investment company sponsored by Principal Life Insurance
Company to which the Sub-Advisor provides investment advisory services and which have the same investment mandate as the Fund for which the fee is being calculated, will be combined (together, the "Aggregated Assets"). The fee charged for the assets in a Fund shall be determined by calculating a fee on the value of the Aggregated Assets using the fee schedules described in the tables below and multiplying the aggregate fee by a fraction, the numerator of which is the amount of assets in the Fund and the denominator of which is the amount of the Aggregated Assets.

Net Asset Value of Fund
	First	Over
Fund	$1.2 billion	$1.2 billion
California Municipal (Invesco)*	0.15%	0.125%
* Breakpoints are based on aggregate net assets of the California Municipal Fund.

	Net Asset Value of Fund
	First	Over
Fund	$1 billion	$1 billion*
Core Plus Bond I (PIMCO)	0.25%	0.225%

* During any period when the Fund’s Average Daily Net Assets are below $3 billion, Sub-Advisor’s fee as a percentage of average daily net assets shall be 0.25% on all assets.

		Net Asset Value of Fund
Fund		All Assets
Global Diversified Income (high yield portion) (Guggenheim)		0.30%

	Net Asset Value of Fund
Fund				Assets of
	First	Next	Next	$75 million
	$25 million	$25 million	$25 million	or more
Global Diversified Income (MLP portion)	1.00%	0.85%	0.75%	0.75%
(Tortoise)*

* Fund assets will be aggregated with Tortoise’s assets held in the Principal Funds, Inc. Diversified Real Asset Fund. So long as
Tortoise’s total assets under management equal or exceed $75 million, the fee shall be 0.75% on all assets.

Net Asset Value of Fund
Fund	All Assets
High Yield I (J.P. Morgan and Neuberger Berman Fixed Income)	0.30%

Average Daily Gross Assets
Fund	All Assets
Inflation Protection (BlackRock)	0.08%

97

Net Asset Value of Fund
First	Next	Over
Fund	$200 million	$450 million	$650 million
International I (Pyramis)	0.45%	0.40%	0.35%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

Net Asset Value of Fund
First	Next	Over
Fund	$150 million	$150 million	$300 million
International I (Schroder, Inc.)	0.45%	0.40%	0.35%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

Net Asset Value of Fund
First	Over
Fund	$350 million	$350 million
International Value I (Barrow Hanley and Causeway)	0.45%	0.35%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

Net Asset Value of Fund
First	Next	Over
Fund	$250 million	$250 million	$500 million
LargeCap Blend II (ClearBridge)	0.25%	0.20%	0.15%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

Net Asset Value of Fund
First	Next	Next	Next	Over
Fund	$50 million	$200 million	$350 million	$400 million	$1 billion
LargeCap Blend II (T. Rowe)	0.40%	`0.35%	0.30%	0.275%	0.275%
on all assets
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

Net Asset Value of Fund
First	Next	Over
Fund	$100 million	$100 million	$200 million
LargeCap Growth I (Brown)	0.30%	0.25%	0.20%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

Net Asset Value of Fund
First	Next	Next	Over
Fund	$250 million	$250 million	$500 million	$1 billion
LargeCap Growth I (T. Rowe)	0.40%	0.375%	0.35%	0.35% on all assets
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

Net Asset Value of Fund
First	Next	Next	Over
Fund	$50 million	$200 million	$500 million	$750 million
LargeCap Growth II (American Century)	0.45%	0.40%	0.35%	0.30%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

Net Asset Value of Fund
First	Over
Fund	$500 million	$500 million
LargeCap Growth II (M&C)	0.25%	0.20%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

98

Net Asset Value of Fund
First	Over
Fund	$500 million	$500 million
LargeCap Value I (TS&W)	0.20%	0.15%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

Net Asset Value of Fund
First	Next	Over
Fund	$200 million	$300 million	$500 million
LargeCap Value I (UBS)	0.25%	0.20%	0.18%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

Net Asset Value of Fund
First	Above
Fund	$300 million	$300 million
LargeCap Value III (AllianceBernstein)	0.23%	0.20%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

Net Asset Value of Fund
First	Next	Over
Fund	$200 million	$800 million	$1 billion
LargeCap Value III (Westwood)	0.30%	0.20%	0.18%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

Net Asset Value of Fund
First	Next	Next	Over
Fund	$100 million	$400 million	$250 million	$750 million
MidCap Growth III (Jacobs Levy)	0.65%	0.50%	0.45%	0.40%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

Net Asset Value of Fund
First	Over
Fund	$50 million	$50 million
MidCap Growth III (Mellon Capital)	0.40%	0.35%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

Net Asset Value of Fund
First	Over
Fund	$600 million	$600 million
MidCap Growth III (Turner)	0.50%	0.40%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

Net Asset Value of Fund
First	Over
Fund	$350 million	$350 million
MidCap Value I (GSAM)	0.46%	0.40%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

Net Asset Value of Fund
Fund	All Assets
MidCap Value I (LA Capital)	0.30%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

Net Asset Value of Fund
First	Next	Next	Next	Over
Fund	$10 million	$15 million	$25 million	$50 million	$100 million
MidCap Value III (BHMS)	0.80%	0.60%	0.50%	0.40%	0.35%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

99

		Net Asset Value of Fund
		First	Next	Over
Fund		$25 million	$75 million	$100 million
SmallCap Growth I (AllianceBernstein)		0.65%	0.60%	0.55%

		Net Asset Value of Fund
		First	Next	Over
Fund		$200 million	$200 million	$400 million
SmallCap Growth I (Brown)		0.50%	0.45%	0.40%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

			Net Asset Value of Fund
Fund			All Assets
SmallCap Growth I (CCI)			0.50%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

		Net Asset Value of Fund
		First		Over
Fund		$200 million		$200 million
SmallCap Growth II (Emerald)		0.50%		0.45%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

		Net Asset Value of Fund
	First	Next	Next	Over
Fund	$50 million	$50 million	$50 million	$150 million
SmallCap Growth II (Essex)	0.70%	0.60%	0.55%	0.50%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

			Net Asset Value of Fund
Fund			All Assets
SmallCap Value II (DFA)			0.50%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

		Net Asset Value of Fund
		First	Next	Over
Fund		$100 million	$200 million	$300 million
SmallCap Value II (LA Capital)		0.50%	0.45%	0.35%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

		Net Asset Value of Fund
		First	Next	Over
Fund		$100 million	$200 million	$300 million
SmallCap Value II (Vaughan Nelson)		0.50%	0.45%	0.35%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

		Net Asset Value of Fund
		First		Over
Fund		$1.2 billion		$1.2 billion
Tax-Exempt Bond (Invesco)*		0.15%		0.13%
* Breakpoints are based on aggregate net asset of the Tax-Exempt Bond Fund.

100

Fees paid for Sub-Advisory services during the periods indicated were as follows:

Sub-Advisor Fees for Periods Ended October 31
Fund	2010	2009	2008
Bond & Mortgage Securities	$2,018,515	$2,212,533	$2,698,501
California Municipal	447,862	461,351	570,868
Core Plus Bond I	6,609,594	2,613,781	-(1)
Disciplined LargeCap Blend	1,965,742	2,302,495	3,153,892
Diversified International	1,321,130	1,078,095	1,683,833
Equity Income	1,864,966	1,696,688	2,771,719
Global Diversified Income	1,820,511	205,717(2)	N/A
Global Real Estate Securities	60,312	24,076	36,684
Government & High Quality Bond	1,542,988	1,179,327	1,518,276
High Yield	7,898,391	5,373,875	4,293,003
High Yield I	3,443,233	2,369,290	852,908
Income	1,192,852	959,661	1,154,646
Inflation Protection	425,879	418,865	487,461
International I	3,959,175	3,937,722	6,864,772
International Emerging Markets	6,686,513	4,379,808	6,535,791
International Growth	1,198,679	1,151,980	1,967,701
International Value I	3,262,531	2,170,248	-(1)
LargeCap Blend II	1,473,354	1,618,565	2,372,669
LargeCap Growth	3,931,663	3,178,902	6,205,992
LargeCap Growth I	5,109,349	3,808,580	5,568,198
LargeCap Growth II	3,517,748	4,022,417	4,902,893
LargeCap S&P 500 Index	201,693	112,600	158,107
LargeCap Value	853,092	592,664	632,838
LargeCap Value I	2,762,600	1,836,190	2,511,238
LargeCap Value III	2,736,895	3,232,466	4,259,632
MidCap Blend	1,594,231	990,972	1,183,046
MidCap Growth	278,094	178,812	146,060
MidCap Growth III	4,819,537	3,703,889	3,483,000
MidCap S&P 400 Index	42,795	27,302	33,195
MidCap Value I	3,895,128	2,863,979	3,531,325
MidCap Value III	255,794	210,129	294,459
Money Market	1,142,058	1,422,319	1,791,204
Principal Capital Appreciation	1,787,816	1,437,843	2,014,670
Principal LifeTime 2010	508,935	520,303	753,575
Principal LifeTime 2015	122,009	56,942	5,962(3)
Principal LifeTime 2020	1,313,082	1,205,654	1,573,603
Principal LifeTime 2025	132,265	57,678	7,232(3)
Principal LifeTime 2030	1,169,012	1,048,129	1,354,400
Principal LifeTime 2035	83,702	34,720	3,870(3)
Principal LifeTime 2040	673,802	574,085	691,603
Principal LifeTime 2045	35,191	13,116	965(3)
Principal LifeTime 2050	281,566	233,921	284,759
Principal LifeTime 2055	4,940	1,589	203(3)
Principal LifeTime Strategic Income	179,485	179,022	240,306
Real Estate Securities	7,565,147	5,230,555	7,064,848
SAM Balanced	1,290,134	1,174,586	1,835,589
SAM Conservative Balanced	307,124	240,482	273,541
SAM Conservative Growth	936,317	873,358	1,476,237
SAM Flexible Income	353,605	289,450	338,251
SAM Strategic Growth	593,466	540,080	921,657

101

Sub-Advisor Fees for Periods Ended October 31
Fund	2010	2009	2008
Short-Term Income	670,295	316,651	455,572
SmallCap Blend	472,996	406,815	597,581
SmallCap Growth	676,450	593,228	896,657
SmallCap Growth I	1,551,297	808,736	1,027,590
SmallCap Growth II	1,467,803	1,624,472	3,003,740
SmallCap S&P 600 Index	52,923	51,990	71,157
SmallCap Value	1,013,145	1,013,077	1,302,842
SmallCap Value II	2,408,362	925,833	1,353,958
Tax Exempt Bond	390,294	364,571	424,358

(1)	Period from September 30, 2008 (date operations commenced) through October 31, 2008.
(2)	Period from December 15, 2008 (date operations commenced) through October 31, 2009.
(3)	Period from February 29, 2008 (date operations commenced) through October 31, 2008.

Underwriting Fees for Periods Ended October 31,
(amounts in thousands)
Fund	2010	2009	2008
Bond & Mortgage Securities	$ 196	$ 140	$ 255
California Municipal	74	108	162
Disciplined LargeCap Blend	122	113	200
Diversified International	303	332	795
Equity Income	452	670	1,695
Global Diversified Income	1,065	13	N/A
Global Real Estate Securities	39	15	16
Government & High Quality Bond	671	294	51
High Yield	944	963	549
Income	407	218	212
Inflation Protection	27	25	31
International Emerging Markets	298	240	596
International Growth	15	12	31
LargeCap Blend II	64	87	221
LargeCap Growth	247	286	528
LargeCap Growth I	76	104	143
LargeCap Growth II	10	16	16
LargeCap S&P 500 Index	80	77	133
LargeCap Value	142	165	295
LargeCap Value III	52	78	189
MidCap Blend	523	455	705
MidCap Growth	3	4	6
MidCap Growth III	78	81	137
MidCap S&P 400 Index	5	3	7
MidCap Value I	29	11	N/A
MidCap Value III	2	3	12
Money Market	349	833	639
Principal Capital Appreciation	321	294	550
Principal LifeTime 2010	132	104	270
Principal LifeTime 2020	390	336	711
Principal LifeTime 2030	373	368	723
Principal LifeTime 2040	269	264	521
Principal LifeTime 2050	150	134	224
Principal Lifetime Strategic Income	30	28	64
Real Estate Securities	159	131	306
SAM Balanced	2,347	2,619	4,143
SAM Conservative Balanced	781	693	872

102

Underwriting Fees for Periods Ended October 31,
(amounts in thousands)
Fund	2010	2009	2008
SAM Conservative Growth	1,595	1,945	2,929
SAM Flexible Income	1,003	673	1,167
SAM Strategic Growth	1,094	1,349	2,163
Short-Term Income	544	225	22
SmallCap Blend	179	96	170
SmallCap Growth	57	32	63
SmallCap Growth I	2	1	1
SmallCap Growth II	34	49	70
SmallCap S&P 600 Index	11	13	19
SmallCap Value	40	46	101
SmallCap Value II	2	N/A	N/A
Tax-Exempt Bond	137	120	127

Custodian
The custodian of the portfolio securities and cash assets of the Funds is Bank of New York Mellon, One Wall Street,
New York, NY 10286. The custodian performs no managerial or policy-making functions for the Funds.

MULTIPLE CLASS STRUCTURE

The Board of Directors has adopted a multiple class plan (the Multiple Class Plan) pursuant to SEC Rule 18f-3. The share classes that are offered by each Fund are identified in the chart included under the heading "Fund History."
The share classes offered under the plan include: Institutional Class, Class P, R-1 Class, R-2 Class, R-3 Class, R-4
Class, R-5 Class, Class J, Class A, Class B, and Class C.

Class A shares are generally sold with a sales charge that is a variable percentage based on the amount of the purchase, as described in the prospectus. Certain redemptions of Class A shares within 12 months of purchase may be subject to a contingent deferred sales charge (“CDSC”), as described in the prospectus.

Class B shares are not subject to a sales charge at the time of purchase but are subject to a CDSC on shares redeemed within five full years of purchase, as described in the prospectus. Effective March 1, 2010, Class B shares of the Funds are no longer available for purchase, except through exchanges and dividend reinvestments as described in the section of the ABC prospectus called “Choosing a Share Class - Class B Shares.”

The Class B share CDSC on shares purchased on or before January 12, 2007, if any, is determined by multiplying the lesser of the market value at the time of redemption or the initial purchase price of the shares sold by the appropriate percentage from the table below (for shares issued in connection with the WM Reorganization, the
CDSC is determined by multiplying the initial purchase price by the appropriate percentage):

		Accounts Included in
		Certain Sponsored Plans
Years Since Purchase	CDSC as a % of	Established After 02/01/1998
Payments Made	Dollar Amount	and Before 03/01/2002
2 years or less	4.00%	3.00%
more than 2 years, up to 4 years	3.00	2.00
more than 4 years, up to 5 years	2.00	1.00
more than 5 years, up to 6 years	1.00	None
more than 6 years	None	None

Class C shares are not subject to a sales charge at the time of purchase but are subject to a 1% CDSC on shares redeemed within 12 months of purchase, as described in the prospectus.

The Class J shares are sold without any front-end sales charge. A CDSC of 1% is imposed if Class J shares are redeemed within 18 months of purchase, as described in the prospectus.

103

Contingent deferred sales charges for Class A, B, C, and J shares are waived on:
•	shares redeemed that were purchased pursuant to the Small Amount Force Out ("SAFO") program;
•	shares redeemed within 90 days after an account is re-registered due to a shareholder's death;
•	shares redeemed due to the shareholder's post-purchase disability, as defined in the Internal Revenue Code of
1986, as amended;
•	shares redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
•	shares redeemed to pay retirement plan fees;
•	shares redeemed involuntarily from small balance accounts (values of less than $1,000);
•	shares redeemed through a periodic withdrawal plan in an amount of up to 1.00% per month (measured cumulatively with respect to non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the periodic withdrawal plan is established;
•	shares redeemed from a retirement plan to assure the plan complies with Sections 401(k), 401(m), 408(k) and
415 of the Internal Revenue Code; or
•	shares redeemed from retirement plans qualified under Section 401(a) of the Internal Revenue Code due to the plan participant's death, disability, retirement, or separation from service after attaining age 55.

The P, R-1, R-2, R-3, R-4, R-5, and Institutional Classes are available without any front-end sales charge or contingent deferred sales charge. The R-1, R-2, R-3, R-4, and R-5 Classes are available through employer-
sponsored retirement plans. Such plans may impose fees in addition to those charged by the Funds. The R-1, R-2,
R-3, R-4, and R-5 share classes are subject to asset based charges (described below). Class P shares are generally available through mutual fund wrap programs or fee based advisory programs which may charge fees in addition to those charged by the Funds

Principal receives a fee for providing investment advisory and certain corporate administrative services under the terms of the Management Agreement. In addition to the management fee, the Fund's R-1, R-2, R-3, R-4, and R-5
Class shares pay Principal a service fee and an administrative services fee under the terms of a Service Agreement and an Administrative Services Agreement.

Service Agreement (R-1, R-2, R-3, R-4, and R-5 Classes only)
The Service Agreement provides for Principal to provide certain personal services to shareholders (plan sponsors)
and beneficial owners (plan members) of those classes. These personal services include:
•	responding to plan sponsor and plan member inquiries;
•	providing information regarding plan sponsor and plan member investments; and
•	providing other similar personal services or services related to the maintenance of shareholder accounts as contemplated by National Association of Securities Dealers (NASD) Rule 2830 (or any successor thereto).

As compensation for these services, the Fund will pay Principal service fees equal to 0.25% of the average daily net assets attributable to each of the R-1, R-2, R-3, R-4 and R-5 Classes. The service fees are calculated and accrued daily and paid monthly to Principal (or at such other intervals as the Fund and Principal may agree).

Administrative Service Agreement (R-1, R-2, R-3, R-4, and R-5 Classes only)
The Administrative Service Agreement provides for Principal to provide services to beneficial owners of Fund shares.
Such services include:
•	receiving, aggregating, and processing purchase, exchange, and redemption requests from plan shareholders;
•	providing plan shareholders with a service that invests the assets of their accounts in shares pursuant to pre-
authorized instructions submitted by plan members;
•	processing dividend payments from the Funds on behalf of plan shareholders and changing shareholder account designations;
•	acting as shareholder of record and nominee for plans;
•	maintaining account records for shareholders and/or other beneficial owners;
•	providing notification to plan shareholders of transactions affecting their accounts;
•	forwarding prospectuses, financial reports, tax information and other communications from the Fund to beneficial owners;
•	distributing, receiving, tabulating and transmitting proxy ballots of plan shareholders; and
•	other similar administrative services.

104

As compensation for these services, the Fund will pay Principal service fees equal to 0.28% of the average daily net assets attributable to the R-1 Class, 0.20% of the average daily net assets of the R-2 Class, 0.07% of the average daily net assets of the R-3 Class, 0.03% of the average daily net assets of the R-4 Class and 0.01% of the average daily net assets of the R-5 Class. The service fees are calculated and accrued daily and paid monthly to Principal (or at such other intervals as the Fund and Principal may agree).

Principal will generally, at its discretion appoint (and may at any time remove), other parties, including companies affiliated with Principal, as its agent to carry out the provisions of the Service Agreement and/or the Administrative
Service Agreement. However, the appointment of an agent shall not relieve Principal of any of its responsibilities or liabilities under those Agreements. Any fees paid to agents under these Agreements shall be the sole responsibility of Principal.

Rule 12b-1 Fees / Distribution Plans and Agreements
The Distributor for the Funds is Principal Funds Distributor, Inc. (“PFD”). The address for PFD is as follows:
1100 Investment Boulevard
El Dorado Hills, CA 95762-5710

In addition to the management and service fees, certain of the Fund's share classes are subject to a Rule 12b-1
Distribution Plan and Agreement (a “Plan”). The Board of Directors and initial shareholders of the R-1, R-2, R-3, R-4,
A, B, C, and J Classes of shares have approved and entered into a Plan. In adopting the Plans, the Board of
Directors (including a majority of directors who are not interested persons of the Fund (as defined in the 1940 Act))
determined that there was a reasonable likelihood that the Plans would benefit the Funds and the shareholders of the affected classes. Among the possible benefits of the Plans include the potential for building and retaining Fund assets as well as the ability to offer an incentive for registered representatives to provide ongoing servicing to shareholders.

The Plans provide that each Fund makes payments to the Fund's Distributor from assets of each share class that has a Plan to compensate the Distributor and other selling dealers, various banks, broker-dealers and other financial intermediaries, for providing certain services to the Fund. Such services may include, but are not limited to:
• formulation and implementation of marketing and promotional activities;
• preparation, printing, and distribution of sales literature;
• preparation, printing, and distribution of prospectuses and the Fund reports to other than existing shareholders;
• obtaining such information with respect to marketing and promotional activities as the Distributor deems advisable;
• making payments to dealers and others engaged in the sale of shares or who engage in shareholder support services; and
• providing training, marketing, and support with respect to the sale of shares.

The Fund pays the Distributor a fee after the end of each month at an annual rate as a percentage of the daily net asset value of the assets attributable to each share class as follows:

Maximum Annualized
Share Class	12b-1 Fee
R-1	0.35%
R-2	0.30%
R-3	0.25%
Class A shares (except LargeCap S&P 500 Index, Money Market, and Short-Term Income Funds)(1)	0.25%
Class A shares of LargeCap S&P 500 Index and Short-Term Income Funds	0.15%
Class B shares(1)	1.00%
Class C shares(1)	1.00%
Class J shares (except Money Market Funds) (1)	0.45%
Class J shares of Money Market(1)	0.25%
R-4	0.10%

(1) The Distributor also receives the proceeds of any CDSC imposed on the redemption of Class A, B, C, or J shares.

The Distributor may remit on a continuous basis all of these sums (up to 0.25% for Class B shares) to its investment representatives and other financial intermediaries as a trail fee in recognition of their services and assistance.

105

Currently, the Distributor makes payments to dealers on accounts for which such dealer is designated dealer of record. Payments are based on the average net asset value of the accounts invested in Class A, Class B, Class C,
Class J, R-1 Class, R-2 Class, R-3 Class, or R-4 Class shares.

Under the Plans, the Funds have no legal obligation to pay any amount that exceeds the compensation limit. The
Funds do not pay, directly or indirectly, interest, carrying charges, or other financing costs in association with these
Plans. All fees paid under a Fund's Rule 12b-1 Plan are paid to the Distributor, which is entitled to retain such fees paid by the Fund without regard to the expenses which it incurs.

The Funds made the following Distribution/12b-1 payments for the year ended October 31, 2010:

Distribution/12b-1 Payments
Fund	(amounts in thousands)
Bond & Mortgage Securities	$1,653
California Municipal	1,037
Core Plus Bond I	92
Disciplined LargeCap Blend	718
Diversified International	2,061
Equity Income	3,827
Global Diversified Income	1,576
Global Real Estate Securities	41
Government & High Quality Bond	2,361
High Yield	8,986
High Yield I	-
Income	1,579
Inflation Protection	99
International Emerging Markets	1,651
International I	99
International Growth	253
International Value I	-
LargeCap Blend II	772
LargeCap Growth	1,534
LargeCap Growth I	462
LargeCap Growth II	188
LargeCap S&P 500 Index	2,048
LargeCap Value	687
LargeCap Value I	51
LargeCap Value III	611
MidCap Blend	2,555
MidCap Growth	136
MidCap Growth III	428
MidCap S&P 400 Index	403
MidCap Value I	462
MidCap Value III	368
Money Market	2,012
Principal Capital Appreciation	1,907
Principal LifeTime 2010	1,510
Principal LifeTime 2015	175
Principal LifeTime 2020	3,840
Principal LifeTime 2025	189
Principal LifeTime 2030	3,462
Principal LifeTime 2035	135
Principal LifeTime 2040	1,758
Principal LifeTime 2045	70
Principal LifeTime 2050	521
Principal LifeTime 2055	6

106

Distribution/12b-1 Payments
Fund	(amounts in thousands)
Principal LifeTime Strategic Income	517
Real Estate Securities	1,122
SAM Balanced	16,261
SAM Conservative Balanced	3,905
SAM Conservative Growth	12,233
SAM Flexible Income	4,541
SAM Strategic Growth	7,812
Short-Term Income	1,056
SmallCap Blend	636
SmallCap Growth	238
SmallCap Growth I	92
SmallCap Growth II	180
SmallCap S&P 600 Index	570
SmallCap Value	337
SmallCap Value II	86
Tax-Exempt Bond	763

Transfer Agency Agreement (Institutional Class, Class A, Class B, Class C, Class J, Class P, Class R-1, Class R-2,
Class R-3, Class R-4, and Class R-5 shares)
The Transfer Agency Agreement provides for Principal Shareholder Services, Inc. (“PSS”) (1100 Investment
Boulevard, El Dorado Hills, CA 95762-5710), a wholly owned subsidiary of Principal, to act as transfer and shareholder servicing agent for the Institutional Class, Class A, Class B, Class C, Class J, Class P, Class R-1, Class
R-2, Class R-3, Class R-4, and Class R-5 shares. The Fund pays PSS a fee for the services provided pursuant to the agreement in an amount equal to the costs incurred by PSS for providing such services. With respect to each of the share classes, the Fund will pay PSS a fee for the services provided pursuant to the Agreement in an amount equal to the costs incurred by Principal Shareholder Services for providing such services. The services include:
• issuance, transfer, conversion, cancellation, and registry of ownership of Fund shares, and maintenance of open account system;
• preparation and distribution of dividend and capital gain payments to shareholders;
• delivery, redemption and repurchase of shares, and remittances to shareholders;
• the tabulation of proxy ballots and the preparation and distribution to shareholders of notices, proxy statements and proxies, reports, confirmation of transactions, prospectuses and tax information;
• communication with shareholders concerning the above items; and
• use of its best efforts to qualify the Capital Stock of the Fund for sale in states and jurisdictions as directed by the
Fund.

PSS will pay operating expenses attributable to R-1, R-2, R-3, R-4, and R-5 share classes related to (a) the cost of meetings of shareholders and (b) the costs of initial and ongoing qualification of the capital stock of the Fund for sale in states and jurisdictions.

INTERMEDIARY COMPENSATION

Additional Payments to Intermediaries.
Shares of the Fund are sold primarily through intermediaries, such as brokers, dealers, investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators and insurance companies.

In addition to payments pursuant to 12b-1 plans, Principal or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to Fund shares.
Examples of such services are administrative, networking, recordkeeping, sub-transfer agency and/or shareholder services. In some situations the Fund will reimburse Principal or its affiliates for making such payments; in others the
Fund may make such payments directly to intermediaries.

For Classes R-1, R-2, R-3, R-4 and R-5 shares, such compensation is generally paid out of the Service Fees and
Administrative Service Fees that are disclosed in the prospectus as Other Expenses. Such compensation is generally based on the average asset value of fund shares for the relevant share class held by clients of the intermediary.

107

In addition, Principal or its affiliates may pay, without reimbursement from the Fund, compensation from their own resources, to certain intermediaries that support the distribution of shares of the Fund or provide services to Fund shareholders.

The amounts paid to intermediaries may vary, and may vary by share class and by fund.

Principal Life Insurance Company is one such intermediary that provides services relating to Fund shares held in retirement plans, and it is typically paid some or all of the Service Fees and Administrative Service Fees pertaining to such plans.

Plan recordkeepers, who may have affiliated financial intermediaries that sell shares of the funds, may be paid additional amounts. In addition, financial intermediaries may be affiliates of entities that receive compensation from the Distributor for maintaining retirement plan platforms that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

A number of factors may be considered in determining the amount of these additional payments, including each financial intermediary's Fund sales and assets, as well as the willingness and ability of the financial intermediary to give the Distributor access to its Financial Professionals for educational and marketing purposes. In some cases, intermediaries will include the Funds on a preferred list. The Distributor's goals include making the Financial
Professionals who interact with current and prospective investors and shareholders more knowledgeable about the
Funds so that they can provide suitable information and advice about the Funds and related investor services. The amounts paid to intermediaries vary by fund and by share class.

Additionally, in some cases the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training and marketing efforts related to the Funds. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases the Distributor will also provide payment or reimbursement for expenses associated with transactions ("ticket") charges and general marketing expenses. Other compensation may be paid to the extent not prohibited by applicable laws, regulations or the rules of any self-
regulatory agency, such as FINRA.

The payments described in this SAI may create a conflict of interest by influencing your Financial Professional or your intermediary to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your Financial Professional or visit your intermediary's website for more information about the total amounts paid to them by Principal and its affiliates, and by sponsors of other mutual funds your
Financial Professional may recommend to you.

Your intermediary may charge you additional fees other than those disclosed in the prospectus. Ask your Financial
Professional about any fees and commissions they charge.

Although a Fund may use brokers who sell shares of the Funds to effect portfolio transactions, the sale of shares is not considered as a factor by the Fund's Sub-Advisors when selecting brokers to effect portfolio transactions.

As of December 15, 2010, the Distributor anticipates that the firms that will receive additional payments as described in the Additional Payments to Intermediaries section above (other than sales charges, Rule 12b-1 fees and Expense
Reimbursement) include, but are not necessarily limited to, the following:

401(k) Advisors, Inc.	Morgan Stanley INS Services, Inc.
ACS HR Solutions LLC	Morgan Stanley Smith Barney
ADP Retirement Services	MSCS Financial Services
AFA Financial Group LLC	Multi-Financial Securities Corp.
AIG Advisor Group	Mutual Service Corporation
AIG SunAmerica Life	National Financial Services
American Century Investments	National Planning Corp.
American General Life Insurance	National Planning Holdings
American Investors Co	Nationwide Investment Services Corp
American Portfolios Financial Services	NBC Securities Inc.

108

Ameriprise Financial Services	New England Securities
ASAE Services, Inc.	New York State Deferred Compensation Plan
Ascensus	Newport Group, The
AXA Advisors, LLC	Newport Retirement Plan Services
Bedminster Financial Group Ltd.	NFP Securities, Inc.
Benefit Plan Administrators	NHA Insurance Agency, Inc.
Cambridge Investment Research Inc.	NRP Financial, Inc.
Cantella & Co. Inc.	NYLife Distributors LLC
Capital Investment Brokerage, Inc.	OneAmerica Securities, Inc.
CBIZ Financial Solutions, Inc.	Ogilvie Security Advisors Corp.
CEROS Financial Services, Inc.	Packerland Brokerage Services, Inc.
Cetera Financial Group	Pershing
Charles Schwab & Co.	Plan Administrators, Inc.
Charles Schwab (Bear Sterns)	PRIMEVEST Financial Services, Inc.
Charles Schwab Trust Company	Princeton Retirement Group
Chase Investment Services Corp.	Principal Life Insurance Company
Commonwealth Financial Network	Princor Financial Services Corp
CPI Qualified Consultants	ProEquities, Inc.
Daily Access Corporation	Prudential Investment Management Services
Digital Retirement Solutions	Prudential Retirement Services
Edward Jones	Quest Capital Strategies Inc
ePlan Services, Inc.	Raymond James & Associates, Inc.
Expert Plan	Raymond James Financial Services, Inc.
Farmers Financial Solutions	RBC Capital Markets Corp.
Fidelity Investment Institutional Operations Co.	Reliance Trust Company
Financial Data Services	Robert W. Baird & Co.
Financial Network Investment Corp.	Royal Alliance Associates, Inc.
Financial Telesis Inc	Royal Securities Co.
First Clearing	SagePoint Financial, Inc.
First Heartland Capital Inc.	Scott & Stringfellow Inc.
FSC Securities Corporation	Scottrade
Genesis Employee Benefit	Searle & Co.
Geneos Wealth Management, Inc.	Securities America, Inc.
Genworth Financial Securities Corp.	Sigma Financial Corp
GWFS Equities	Signator Investors, Inc,
H Beck Inc	SII Investments, Inc.
Harbor Financial Services LLC	Southwest Securities
Huntington Investment Company, The	Stifel Nicolaus & Company
ICMA-Retirement Corp.	Sunset Financial Services Inc
ING Financial Partners Inc.	Support Services Financial Advisors Inc.
Intersecurities Inc.	Symetra Investment Services Inc.
Invest Financial Corp.	T. Rowe Price Retirement Plan Services
Investacorp Inc.	TD Ameritrade Inc.
Investment Centers of America, Inc.	TD Ameritrade Trust Company
Janney Montgomery Scott	TIAA-CREF
JP Morgan Retirement Plan Services	Triad Advisors, Inc.
KMS Financial Services Inc	Truenorth Securities Inc
Leumi Investment Services Inc.	Trustcore Investments Inc
Lincoln Financial Advisors	UBS Financial Services, Inc.
Lincoln Financial Securities	United Planners Financial Services of America
Lincoln Investment Planning	US Bancorp Investments
Lincoln Retirement Services Co.	UVEST Financial Services
Lockton Financial Advisors LLC	Valmark Securities Inc.
LPL Financial Corp. - UVEST	Vanguard Group, The
LPL Financial Corporation	Vanguard Marketing Corporation

109

M Holdings Securities Inc.	VSR Financial Services, Inc.
Mercer HR Services	Wachovia Retirement Services
Merrill Lynch	Wells Fargo Advisors
Merrill Lynch, Pierce, Fenner & Smith Inc.	Wells Fargo Investments
MidAtlantic Capital Corporation	Wells Fargo Retirement Services
Middlegate Securities LTD	Wilmington Trust
MML Investors Services Inc.	Wilmington Trust Retirement & Institutional Services
Morgan Keegan & Co.	Young, Stovall & Co.
Morgan Stanley & Co.

To obtain a current list of such firms, call 1-800-547-7754.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage on Purchases and Sales of Securities
All orders for the purchase or sale of portfolio securities are placed on behalf of a Fund by Principal, or by the Fund's
Sub-Advisor or Sub-Sub-Advisor pursuant to the terms of the applicable sub-advisory agreement. In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of Principal and of each Fund's Sub-Advisor is to obtain the best overall terms. In pursuing this objective,
Principal or the Sub-Advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer, confidentiality, including trade anonymity, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that Principal or a Sub-Advisor will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when Principal or the Sub-Advisor believes that such commissions are reasonable in light of a) the size and difficulty of the transaction, b) the quality of the execution provided, and c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which
Principal or the Sub-Advisor exercises investment discretion. The Board has also adopted a policy and procedure designed to prevent the Funds from compensating a broker/dealer for promoting or selling Fund shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling Fund shares. Therefore, Principal or the Sub-Advisor may not compensate a broker/dealer for promoting or selling Fund shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling Fund shares. Principal or a Sub-Advisor may purchase securities in the over-
the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the NYSE from non-Exchange members in transactions off the Exchange.)

Principal or a Sub-Advisor may give consideration in the allocation of business to services performed by a broker
(e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy, performance of client accounts, and access to research analysts, corporate management personnel, and industry experts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions or terms that are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the sub-advisor’s overall responsibilities to the accounts under its management. Principal or a Sub-Advisor generally pays additional commission amounts for such research services. Statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and Principal or a Sub-Advisor may use it in servicing some or all of the accounts it manages. Principal and the Sub-Advisors allocated portfolio transactions for the Funds indicated in the following table to certain brokers for the year ended October 31, 2010 due to research services provided by such brokers. The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.

110

	Amount of
	Transactions because	Related
	of Research	Commissions
Fund	Services Provided	Paid
Disciplined LargeCap Blend	$9,846,732,511	$ 507,755
Diversified International	2,710,155,164	372,789
Equity Income	1,319,738,992	1,560,631
Global Diversified Income	383,160,901	34,315
Global Real Estate Securities	52,104,962	6,004
High Yield	43,261,442	96,076
International Emerging Markets	2,730,363,466	725,738
International Growth	3,972,949,044	661,742
International Value I	260,216,935	362,665
LargeCap Blend II	297,378,169	76,913
LargeCap Growth	513,330,663	754,597
LargeCap Growth I	807,453,256	137,541
LargeCap Growth II	1,031,807,977	475,800
LargeCap S&P 500 Index	1,542,329,610	514
LargeCap Value	4,303,263,937	889,524
LargeCap Value I	1,464,916,683	733,994
LargeCap Value III	2,055,657,986	921,836
MidCap Blend	703,837,753	60,567
MidCap Growth	18,166,508	32,647
MidCap Growth III	686,701,267	259,283
MidCap S&P 400 Index	294,229,313	532
MidCap Value I	1,736,596,754	1,592,568
MidCap Value III	164,043,156	25,155
Principal Capital Appreciation	341,532,516	300,927
Real Estate Securities	1,923,549,103	314,312
SmallCap Blend	277,969,716	120,026
SmallCap Growth	459,494,985	202,201
SmallCap Growth I	597,744,401	573,874
SmallCap Growth II	443,843,774	861,964
SmallCap S&P 600 Index	937,654,091	768
SmallCap Value	768,533,685	241,921
SmallCap Value II	547,617,611	591,319

Subject to the rules promulgated by the SEC, as well as other regulatory requirements, the Board has approved procedures whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of a Sub-
Advisor, or Principal, participates. These procedures prohibit a Fund from directly or indirectly benefiting a Sub-
Advisor affiliate or a Manager affiliate in connection with such underwritings. In addition, for underwritings where a
Sub-Advisor affiliate or a Manager participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings. The Sub-
Advisor shall determine the amounts and proportions of orders allocated to the Sub-Advisor or affiliate. The Directors of the Fund will receive quarterly reports on these transactions.

The Board has approved procedures that permit a Fund to effect a purchase or sale transaction between the Fund and any other affiliated mutual fund or between the Fund and affiliated persons of the Fund under limited circumstances prescribed by SEC rules. Any such transaction must be effected without any payment other than a cash payment for the securities, for which a market quotation is readily available, at the current market price; no brokerage commission or fee (except for customary transfer fees), or other remuneration may be paid in connection with the transaction. The Board receives quarterly reports of all such transactions.

The Board has also approved procedures that permit a Fund's Sub-Advisor(s) to place portfolio trades with an affiliated broker under circumstances prescribed by SEC Rules 17e-1 and 17a-10. The procedures require that total commissions, fees, or other remuneration received or to be received by an affiliated broker must be reasonable and

111

fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable time period. The Board receives quarterly reports of all transactions completed pursuant to the Fund's procedures.

Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmakers for the securities.
Such transactions are usually conducted on a net basis with the Fund paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.

The Board has approved procedures whereby a Fund may participate in a commission recapture program.
Commission recapture is a form of institutional discount brokerage that returns commission dollars directly to a Fund.
It provides a way to gain control over the commission expenses incurred by a Fund's Manager and/or Sub-Advisor, which can be significant over time, and thereby reduces expenses, improves cash flow and conserves assets. A
Fund can derive commission recapture dollars from both equity trading commissions and fixed-income (commission equivalent) spreads. The Funds (except the International Fund I) may participate in a program through a relationship with Frank Russell Securities, Inc. The International Fund I participates in the program offered by FMR and Fidelity
Management Trust Company. From time to time, the Board reviews whether participation in the recapture program is in the best interest of the Funds.

The following table shows the brokerage commissions paid during the periods indicated.

Total Brokerage Commissions Paid
for Periods Ended October 31
Fund	2010	2009	2008
Bond & Mortgage Securities	$ 49,254	$ 57,681	$ 43,480
Core Plus Bond I	—	28,639	116
Disciplined LargeCap Blend	4,756,761	5,994,008	6,272,970
Diversified International	4,436,453	4,213,104	6,821,930
Equity Income	1,503,800	1,938,447	3,979,917
Global Diversified Income	482,265	113,233	—
Global Real Estate Securities	63,865	21,624	20,158
High Yield	95,198	22,885	69,979
High Yield I	1,931	—	—
Income	—	2,749	—
International Emerging Markets	5,763,223	5,500,140	7,686,300
International I	2,761,756	2,533,866	4,164,027
International Growth	4,984,043	3,842,103	7,500,721
International Value I	1,055,704	704,858	110,343
LargeCap Blend II	371,234	735,117	888,686
LargeCap Growth	3,354,333	4,863,959	5,218,410
LargeCap Growth I	1,505,842	1,433,906	1,486,861
LargeCap Growth II	1,034,463	2,081,241	1,658,686
LargeCap S&P 500 Index	106,096	34,700	40,663
LargeCap Value	4,220,566	2,797,980	1,820,542
LargeCap Value I	2,852,155	2,423,360	1,230,134
LargeCap Value III	2,048,418	2,779,165	1,647,531
MidCap Blend	712,376	232,765	549,391
MIdCap Growth	471,454	392,898	174,970
MidCap Growth III	1,816,981	1,907,356	1,964,130
MidCap S&P 400 Index	17,922	48,463	31,005
MidCap Value I	2,084,309	2,129,583	1,346,034
MidCap Value III	178,980	259,472	248,217
Principal Capital Appreciation	300,993	455,916	450,049
Real Estate Securities	1,927,706	2,598,649	1,335,971

112

Total Brokerage Commissions Paid
for Periods Ended October 31
Fund	2010	2009	2008
SmallCap Blend	554,491	842,197	625,765
SmallCap Growth	938,249	1,023,455	686,915
SmallCap Growth I	2,005,380	1,201,907	428,993
SmallCap Growth II	1,795,292	1,769,007	1,670,682
SmallCap S&P 600 Index	227,276	64,646	136,215
SmallCap Value	1,445,267	1,912,245	1,708,337
SmallCap Value I	348,052	—	—
SmallCap Value II	1,288,915	562,015	360,413
Tax Exempt Bond	1	—	—

The primary reasons for changes in several Funds' brokerage commissions for the three years were changes in Fund size; changes in market conditions; and changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.

Brokerage Commissions	Sub-Advisor Employed by		Principal Variable
were Paid to the Following	Principal Funds, Inc. or	Principal Funds, Inc.	Contracts Funds, Inc.
Broker-Dealers who are	Principal Variable Contracts	Fund Advised	Account Advised
Affiliated with the Sub-Advisor	Funds, Inc.	by Sub-Advisor	by Sub-Advisor
B-Trade Services, LLC;	Mellon Capital Management	MidCap Growth III	MidCap Growth I and
BNY Brokerage, Inc.;	Corporation		SmallCap Value I
Mellon Financial Markets, LLC;
Mellon Equity Associates L.P.
Pershing, LLC

BNP Paribas Securities Corp.;	AllianceBernstein L.P.	LargeCap Value III and	LargeCap Value III
Exane Inc.;		SmallCap Growth I
Sanford C. Bernstein & Co. LLC;
The Williams Capital Group, LP

BNP Paribas Securities Corp.;	Montag & Caldwell, Inc.	LargeCap Growth II	N/A
Exane Inc.;
Sanford C. Bernstein & Co. LLC;
The Williams Capital Group, LP

BTIG, LLC;	Goldman Sachs Asset	MidCap Value I	N/A
Goldman Sachs & Co.;	Management LP
Goldman Sachs Execution & Clearing, LP;
MF Global Ltd.
Pipeline Trading Systems, LLC

Credit Suisse	Credit Suisse Asset Management,	Diversified Real Asset	N/A
LLC

Guggenheim Capital Markets LLC	Guggenheim Investment	Global Diversified Income	N/A
Management, LLC

JP Morgan Securities	American Century Investment	LargeCap Growth II	N/A
Ord Minnett Ltd.	Management, Inc.

Bear Stearns Wealth Management	J.P. Morgan Investment	High Yield I	SmallCap Value I
(a JP Morgan Co);	Management, Inc.
JP Morgan Cazenove Limited;
JP Morgan Securities;
Joseph Morgan & Co.

Bank of Tokyo-Mitsubishi UFJ Ltd.;	Morgan Stanley Investment	N/A	Asset Allocation
China International Capital Corp;	Management Inc. (doing business
Citigroup Global Markets, Inc.;	as Van Kampen)
Mitsubishi UFJ Securities;
Morgan Stanley & Co. Inc.

Fidelity Brokerage Services, LLC;	Pyramis Global Advisors, LLC	International I	N/A
Fidelity Capital Markets Services;
National Financial Services, LLC

113

Brokerage Commissions	Sub-Advisor Employed by		Principal Variable
were Paid to the Following	Principal Funds, Inc. or	Principal Funds, Inc.	Contracts Funds, Inc.
Broker-Dealers who are	Principal Variable Contracts	Fund Advised	Account Advised
Affiliated with the Sub-Advisor	Funds, Inc.	by Sub-Advisor	by Sub-Advisor

Lehman Brothers, Inc.;	Neuberger Berman Fixed Income,	High Yield I	N/A
Neuberger Berman, LLC	LLC

Merrill Lynch	BlackRock Financial Management,	Inflation Protection	N/A
Inc.

Natixis Bleichroeder, Inc.;	Vaughan Nelson Investment	SmallCap Value II	N/A
Natixis Securities, Inc.	Management, LP

Spectrum Asset Management, Inc.	Columbus Circle Investors	LargeCap Growth, MidCap	LargeCap Growth
Growth, and SmallCap
Growth I

Spectrum Asset Management, Inc.	Edge Asset Management, Inc.	Equity Income, Government	Equity Income, Income,
		& High Quality Bond, High	Mortgage Securities,
		Yield, Income, Principal	Principal Capital
		Capital Appreciation, Short-	Appreciation, Short-Term
		Term Income, and Strategic	Income, and Strategic
		Asset Management Portfolios	Asset Management
Portfolios

Spectrum Asset Management, Inc.	Principal Global Investors, LLC	Bond & Mortgage Securities,	Balanced, Bond &
		Disciplined LargeCap Blend,	Mortgage Securities,
		Diversified International,	Diversified International,
		Global Diversified Income,	International Emerging
		International Emerging	Markets, LargeCap S&P
		Markets, International	500 Index, LargeCap
		Growth, LargeCap S&P 500	Value, MidCap Blend,
		Index, LargeCap Value,	Money Market, Principal
		MidCap Blend; MidCap S&P	LifeTime Accounts,
		400 Index, MidCap Value III,	SmallCap Blend
Money Market, Principal
LifeTime Funds, SmallCap
Blend, SmallCap Growth,
SmallCap S&P 600 Index,
SmallCap Value

Spectrum Asset Management, Inc.	Principal Real Estate Investors,	Global Diversified Income,	Real Estate Securities
	LLC	Global Real Estate
Securities, Real Estate
Securities

Spectrum Asset Management, Inc.	Spectrum Asset Management, Inc.	Global Diversified Income	N/A
and Preferred Securities

UBS Financial Services, Inc.;	UBS Global Asset Management	LargeCap Value I	N/A
UBS Securities LLC	(Americas) Inc.

Brokerage commissions paid to affiliates during the periods ending October 31, 2010 were as follows:

	Commissions Paid to BNP Paribas Securities Corp.
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
International I	2010	$1,142	0.04%	0.03%
	2009	3,704
International Value I	2010	8,518	0.81%	0.39%
	2009	4,511

114

	Commissions Paid to BNY Brokerage, Inc.
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Disciplined LargeCap Blend	2010	$ 85,638	1.80%	2.34%
	2009	417,747
	2008	149,205
Diversified International	2010	9,494	0.21%	0.29%
	2009	1,697
	2008	530
Equity Income	2010	502,541	33.42%	30.65%
	2009	561,979
	2008	459,999
Global Diversified Income	2010	14,828	3.07%	4.27%
	2009	2,758
Global Real Estate Securities	2010	260	0.41%	0.42%
	2009	651
	2008	19
High Yield	2010	2,674	2.81%	19.95%
International Emerging Markets	2010	2,140	0.04%	0.06%
	2009	562
	2008	3,275
International Growth	2010	13,779	0.28%	0.43%
	2009	2,460
	2008	2,127
International I	2010	381	0.01%	0.01%
	2008	1,295
International Value I	2010	1,756	0.17%	0.24%
	2008	2
LargeCap Blend II	2010	461	0.12%	0.31%
	2009	396
	2008	1,044
LargeCap Growth	2009	9,920
	2008	8,697
LargeCap Growth I	2010	7,845	0.52%	0.44%
	2009	190
LargeCap Growth II	2010	180,941	17.49%	14.23%
	2009	16,444
LargeCap S&P 500 Index	2010	222	0.21%	0.44%
	2009	1,117
	2008	578
LargeCap Value	2010	103,471	2.45%	3.35%
	2009	140,105
	2008	50,227
LargeCap Value I	2010	298,298	10.46%	9.18%
	2009	75,224
	2008	9,832
LargeCap Value III	2010	25,630	1.25%	1.19%
	2009	263
MidCap Blend	2010	12,399	1.74%	2.62%
	2009	12,687
	2008	16,480

115

	Commissions Paid to BNY Brokerage, Inc.
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
MidCap Growth III	2010	182,513	10.03%	4.21%
	2009	3,982
	2008	8,121
MidCap S&P 400 Index	2010	218	1.21%	1.32%
	2009	5,810
	2008	2,239
MidCap Value I	2010	10,118	0.49%	0.96%
	2009	57,709
	2008	457
MidCap Value III	2010	8,947	5.00%	6.27%
	2009	16,289
	2008	10,527
Principal Capital Appreciation	2010	18,901	6.28%	9.59%
	2009	25,173
	2008	16,775
Real Estate Securities	2010	30,342	1.57%	2.25%
	2009	251,055
	2008	5,042
SmallCap Blend	2010	7,872	1.42%	2.30%
	2009	18,716
	2008	4,831
SmallCap Growth	2010	13,884	1.48%	2.29%
	2009	44,837
	2008	18,624
SmallCap Growth I	2010	7,374	0.37%	0.36%
	2009	605
	2008	1,379
SmallCap Growth II	2010	100,376	5.59%	5.30%
	2009	10,615
	2008	1,009
SmallCap S&P 600 Index	2010	1,368	0.60%	1.37%
	2009	6,831
	2008	9,456
SmallCap Value	2010	66,103	4.57%	5.00%
	2009	39,441
	2008	6,674
SmallCap Value I	2010	3,004	0.86%	0.68%
SmallCap Value II	2010	29,821	2.31%	1.70%
	2009	17,246
	2008	7,254

	Commissions Paid to BTIG, LLC (Goldman)
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
International I	2009	$ 353
International Growth	2009	7,763
LargeCap Value III	2009	22,758
MidCap Blend	2009	282
MidCap Growth III	2009	3,422
Real Estate Securities	2009	3,420

116

	Commissions Paid to BTIG, LLC (Goldman)
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
SmallCap Blend	2009	1,972
SmallCap Growth	2009	5,733
SmallCap Growth I	2009	2,694
	2008	7,258
SmallCap Growth II	2009	862
	2008	435
SmallCap Value	2009	2,109
SmallCap Value II	2009	471

	Commissions Paid to B-Trade Services, LLC
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Disciplined LargeCap Blend	2008	$ 1,164
Diversified International	2008	1,245
International Growth	2008	227
LargeCap Blend II	2009	1,353
	2008	5,969
LargeCap Growth	2009	565
	2008	110
LargeCap Growth I	2009	3,304
	2008	5,928
LargeCap Growth II	2009	23,987
	2008	30,514
LargeCap Value III	2009	1,821
MidCap Growth	2009	1,911
MidCap Growth III	2009	20,298
	2008	33,041
MidCap Value I	2009	17,311
	2008	10,966
MidCap Value III	2008	20
SmallCap Blend	2009	115
	2008	445
SmallCap Growth	2009	310
	2008	400
SmallCap Growth I	2009	2,032
	2008	47
SmallCap Growth II	2009	127,531
	2008	120,151
SmallCap Value	2009	1,311
	2008	976

	Commissions Paid to Bank of Tokyo Mitsubishi UFJ Ltd.
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
International I	2009	$671

117

Commissions Paid to Bear Stearns Wealth Management (a JP Morgan Co)
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Disciplined LargeCap Blend	2010	$ 183	0.00%	0.00%
	2009	306
	2008	97,630
Diversified International	2008	60,552
Equity Income	2008	118,563
Global Real Estate Securities	2008	59
High Yield I	2010	21	1.12%	0.67%
International Emerging Markets	2008	83,562
International I	2010	2,261	0.08%	0.12%
	2009	9,914
	2008	25,636
International Growth	2008	94,149
LargeCap Blend II	2010	10,481	2.82%	4.35%
	2009	1,596
	2008	14,385
LargeCap Growth	2008	191,502
LargeCap Growth I	2010	50,321	3.34%	2.43%
	2009	5,928
	2008	45,573
LargeCap Growth II	2010	100	0.01%	0.01%
	2008	36,839
LargeCap Value	2008	14,413
LargeCap Value I	2010	24,932	0.87%	0.51%
	2009	12,211
	2008	13,491
MidCap Blend	2009	349
	2008	3,750
MidCap Growth	2008	2,073
MidCap Growth III	2010	136,728	7.53%	3.93%
	2009	14,121
	2008	1,198
MidCap Value I	2008	13,790
MidCap Value III	2008	2,433
Principal Capital Appreciation	2009	1,952
	2008	7,144
Real Estate Securities	2008	1,492
SmallCap Blend	2008	4,240
SmallCap Growth	2009	1,216
	2008	3,222
SmallCap Growth I	2010	1,682	0.08%	0.17%
	2008	8,552
SmallCap Growth II	2009	3,634
	2008	13,708
SmallCap Value	2008	11,304
SmallCap Value II	2008	367

118

Commissions Paid to China International Capital Corp (Morgan Stanley)
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
International I	2010	$63,675	2.31%	0.28%
	2009	551
	2008	4,549

	Commissions Paid to Citigroup Global Markets, Inc.
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Bond & Mortgage Securities	2010	$ 3	0.01%	0.34%
Core Plus Bond I	2009	50
Disciplined LargeCap Blend	2010	488,007	10.26%	14.40%
	2009	345,130
Diversified International	2010	311,948	7.03%	5.84%
	2009	260,604
Equity Income	2010	2,228	0.15%	0.31%
	2009	16,428
Global Diversified Income	2010	38,704	8.03%	9.79%
	2009	7,691
Global Real Estate Securities	2010	7,184	11.25%	8.66%
	2009	1,980
International Emerging Markets	2010	544,912	9.45%	8.84%
	2009	362,020
International I	2010	133,583	4.84%	3.33%
	2009	186,897
International Growth	2010	339,279	6.81%	6.16%
	2009	170,856
International Value I	2010	242,493	22.97%	18.55%
	2009	44,610
LargeCap Blend II	2010	14,947	4.03%	3.69%
	2009	59,032
LargeCap Growth	2010	100,408	2.99%	3.03%
	2009	157,210
LargeCap Growth I	2010	25,876	1.72%	1.41%
	2009	40,770
LargeCap Growth II	2010	44,628	4.31%	6.35%
	2009	83,811
LargeCap S&P 500 Index	2010	2,421	2.28%	5.05%
	2009	1,234
LargeCap Value	2010	101,203	2.40%	2.46%
	2009	134,322
LargeCap Value I	2010	159,578	5.60%	4.76%
	2009	247,535
LargeCap Value III	2010	48,883	2.39%	2.39%
	2009	154,503
MidCap Blend	2010	3,374	0.47%	0.78%
	2009	13,762
MidCap Growth	2010	2,993	0.63%	0.75%
	2009	5,048
MidCap Growth III	2010	38,478	2.12%	1.48%
	2009	78,816

119

	Commissions Paid to Citigroup Global Markets, Inc.
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
MidCap S&P 400 Index	2010	1,838	10.26%	12.49%
	2009	3,925
MidCap Value I	2010	39,740	1.91%	1.09%
	2009	52,243
MidCap Value III	2010	3,552	1.98%	2.82%
	2009	16,418
Principal Capital Appreciation	2010	1,909	0.63%	0.82%
	2009	8,962
Real Estate Securities	2010	101,943	5.29%	8.36%
	2009	162,679
SmallCap Blend	2010	9,099	1.64%	2.00%
	2009	17,613
SmallCap Growth	2010	9,138	0.97%	1.50%
	2009	27,770
SmallCap Growth I	2010	45,668	2.28%	3.05%
	2009	60,323
SmallCap Growth II	2010	14,775	0.82%	0.68%
	2009	32,727
SmallCap S&P 600 Index	2010	2,450	1.08%	2.96%
	2009	5,553
SmallCap Value	2010	20,038	1.39%	1.10%
	2009	44,851
SmallCap Value I	2010	5,910	1.70%	1.94%
SmallCap Value II	2010	123	0.01%	0.02%
	2009	1,602

	Commissions Paid to Credit Suisse
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Disciplined LargeCap Blend	2010	$465,319	9.78%	16.54%
Diversified International	2010	472,672	10.65%	8.95%
Equity Income	2010	19,648	1.31%	1.02%
Global Diversified Income	2010	11,998	2.49%	2.83%
Global Real Estate Securities	2010	1,919	3.01%	4.81%
High Yield	2010	46	0.05%	0.35%
International Emerging Markets	2010	401,262	6.96%	5.87%
International I	2010	213,318	7.72%	9.60%
International Growth	2010	544,124	10.92%	11.03%
International Value I	2010	49,520	4.69%	6.64%
LargeCap Blend II	2010	12,373	3.33%	4.17%
LargeCap Growth	2010	39,248	1.17%	1.06%
LargeCap Growth I	2010	61,693	4.10%	5.64%
LargeCap Growth II	2010	57,022	5.51%	10.99%
LargeCap S&P 500 Index	2010	314	0.30%	0.57%
LargeCap Value	2010	43,893	1.04%	0.93%
LargeCap Value I	2010	188,647	6.61%	4.56%
LargeCap Value III	2010	38,530	1.88%	1.24%
MidCap Blend	2010	16,315	2.29%	3.26%
MidCap Growth	2010	10,429	2.21%	5.33%
MidCap Growth III	2010	200,681	11.04%	13.90%

120

	Commissions Paid to Credit Suisse
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
MidCap S&P 400 Index	2010	478	2.67%	2.76%
MidCap Value I	2010	61,517	2.95%	3.06%
MidCap Value III	2010	8,862	4.95%	7.72%
Principal Capital Appreciation	2010	4,786	1.59%	2.82%
Real Estate Securities	2010	14,960	0.78%	0.41%
SmallCap Blend	2010	36,923	6.66%	5.47%
SmallCap Growth	2010	84,472	9.00%	6.23%
SmallCap Growth I	2010	48,352	2.41%	2.36%
SmallCap Growth II	2010	9,473	0.53%	0.58%
SmallCap S&P 600 Index	2010	4,636	2.04%	3.10%
SmallCap Value	2010	36,688	2.54%	2.85%
SmallCap Value I	2010	29,105	8.36%	9.44%
SmallCap Value II	2010	12,036	0.93%	0.75%
	Commissions Paid to Exane Inc.
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Diversified International	2009	$70,495
International I	2009	25,212
International Growth	2009	36,326
International Value I	2009	6,187
	Commissions Paid to Fidelity Brokerage Services, LLC
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
MidCap Value I	2008	$8,616
SmallCap Growth II	2008	6
	Commissions Paid to Fidelity Capital Markets Services
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Disciplined LargeCap Blend	2010	$12,740	0.27%	0.58%
Diversified International	2010	359	0.01%	0.01%
Global Diversified Income	2010	5,164	1.02%	3.00%
	2009	52
Global Real Estate Securities	2010	143	0.22%	1.05%
International Emerging Markets	2010	329	0.01%	0.02%
International Growth	2010	641	0.01%	0.08%
LargeCap Value	2010	43,244	1.02%	3.10%
LargeCap Value III	2010	25,874	1.26%	1.05%
	2009	19,211
MidCap Blend	2010	1,151	0.16%	0.58%
MidCap Growth III	2009	90
MidCap Value III	2010	883	0.49%	0.91%
Real Estate Securities	2010	39,038	2.03%	5.75%
SmallCap Blend	2010	4,536	0.82%	2.23%
SmallCap Growth	2010	9,600	1.02%	3.54%
SmallCap Growth I	2010	21,441	1.07%	1.73%
	2009	3,969
SmallCap Value	2010	20,318	1.41%	3.28%

121

	Commissions Paid to Goldman Sachs & Co.
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Disciplined LargeCap Blend	2010	$ 12,696	0.27%	0.17%
	2009	128,050
	2008	89,682
Diversified International	2010	113,114	2.55%	2.61%
	2009	219,858
	2008	265,284
Global Diversified Income	2010	6,829	1.42%	0.81%
	2009	716
Global Real Estate Securities	2010	1,447	2.27%	1.26%
	2009	229
	2008	228
International Emerging Markets	2010	242,913	4.21%	4.34%
	2009	295,444
	2008	394,325
International I	2010	125,070	4.53%	4.00%
	2009	178,358
	2008	329,623
International Growth	2010	198,328	3.98%	2.71%
	2009	202,275
	2008	393,201
International Value I	2010	7,203	0.68%	0.64%
	2009	11,850
	2008	1,739
LargeCap Blend II	2010	21,468	5.78%	4.94%
	2009	19,170
	2008	59,447
LargeCap Growth	2010	45,741	1.36%	1.09%
	2009	197,397
	2008	206,578
LargeCap Growth I	2010	97,470	6.47%	3.42%
	2009	73,786
	2008	79,629
LargeCap Growth II	2010	34,818	3.37%	3.70%
	2009	13,364
	2008	9,353
LargeCap Value	2010	72,866	1.73%	1.37%
	2009	55,187
	2008	4,153
LargeCap Value I	2010	46,210	1.62%	0.70%
	2009	61,743
	2008	42,706
LargeCap Value III	2010	62,660	3.06%	2.55%
	2009	224,642
	2008	50,886
MidCap Blend	2010	12,226	1.72%	1.93%
	2009	2,868
	2008	8,197
MidCap Growth	2010	12,221	2.59%	2.18%
	2009	7,239
	2008	4,028

122

	Commissions Paid to Goldman Sachs & Co.
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
MidCap Growth III	2010	22,532	1.24%	2.77%
	2009	19,856
	2008	12,961
MidCap Value I	2010	57,397	2.75%	4.19%
	2009	47,737
	2008	3,512
MidCap Value III	2010	1,582	0.88%	0.86%
	2009	3,131
	2008	3,342
Real Estate Securities	2010	4,915	0.25%	0.12%
	2009	20,939
	2008	18,734
SmallCap Blend	2010	12,971	2.34%	2.48%
	2009	10,698
	2008	10,668
SmallCap Growth	2010	16,893	1.80%	1.69%
	2009	5,748
	2008	7,610
SmallCap Growth I	2010	35,674	1.78%	2.15%
	2009	50,984
	2008	35,106
SmallCap Growth II	2010	18,549	1.03%	0.74%
	2009	8,279
	2008	7,538
SmallCap S&P 600 Index	2008	537
SmallCap Value	2010	28,507	1.97%	1.79%
	2009	61,983
	2008	24,492
SmallCap Value I	2010	13,262	3.81%	2.12%
SmallCap Value II	2008	871

	Commissions Paid to Goldman Sachs Execution & Clearing, LP
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
LargeCap Blend II	2009	$ 8,429
	2008	7,992
LargeCap Growth	2009	428
	2008	714
LargeCap Growth I	2009	12,213
	2008	12,077
LargeCap Growth II	2009	132
	2008	51,536
LargeCap Value I	2009	96,716
	2008	288,694
MidCap Growth	2009	89
	2008	113
MidCap Growth III	2008	501
SmallCap Growth I	2009	521
	2008	698
SmallCap Growth II	2009	32,213
	2008	22,657

123

	Commissions Paid to Guggenheim Capital Markets LLC
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
LargeCap Blend II	2010	$36	0.01%	0.01%

	Commissions Paid to JP Morgan Cazenove Limited
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Diversified International	2010	$19,131	0.43%	0.37%
	2009	41,368
	2008	29,561
Global Real Estate Securities	2010	14	0.02%	0.02%
	2009	39
International I	2010	1,215	0.04%	0.03%
	2009	44,616
	2008	23,728
International Growth	2010	16,967	0.34%	0.29%
	2009	56,741
	2008	56,476
International Value I	2010	3,663	0.35%	0.55%
	2009	110

	Commissions Paid to Lehman Brothers, Inc.
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Disciplined LargeCap Blend	2008	$231,853
Diversified International	2008	152,684
Equity Income	2008	20,231
Global Real Estate Securities	2008	451
High Yield	2008	17,208
International Emerging Markets	2008	111,526
International I	2008	330,284
International Growth	2008	229,165
LargeCap Blend II	2008	25,411
LargeCap Growth	2008	191,039
LargeCap Growth I	2008	45,384
LargeCap Growth II	2009	39,487
	2008	44,227
LargeCap S&P 500 Index	2008	8,373
LargeCap Value	2008	116,679
LargeCap Value I	2008	2,957
LargeCap Value III	2009	28,510
	2008	38,184
MidCap Blend	2008	13,739
MidCap Growth	2008	4,067
MidCap Growth III	2008	120,317
MidCap S&P 400 Index	2008	4,672
MidCap Value I	2008	39,373
MidCap Value III	2008	8,538
Principal Capital Appreciation	2008	864
Real Estate Securities	2008	84,900

124

	Commissions Paid to Lehman Brothers, Inc.
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
SmallCap Blend	2008	10,961
SmallCap Growth	2008	12,910
SmallCap Growth I	2008	21,435
SmallCap Growth II	2009	14,788
	2008	10,686
SmallCap S&P 600 Index	2008	59,496
SmallCap Value	2008	29,891
SmallCap Value II	2008	757

	Commissions Paid to Mellon Financial Markets, LLC
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
International I	2008	$5,328

	Commissions Paid to Merrill Lynch
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Disciplined LargeCap Blend	2009	$598,905
Diversified International	2009	457,377
Equity Income	2009	84,878
Global Diversified Income	2009	5,466
Global Real Estate Securities	2009	983
International Emerging Markets	2009	665,919
International I	2009	275,249
International Growth	2009	363,940
International Value I	2009	108,711
LargeCap Blend II	2009	60,445
LargeCap Growth	2009	156,551
LargeCap Growth I	2009	74,436
LargeCap Growth II	2009	78,491
LargeCap S&P 500 Index	2009	2,052
LargeCap Value	2009	399,682
LargeCap Value I	2009	275,622
LargeCap Value III	2009	429,529
MidCap Blend	2009	15,580
MidCap Growth	2009	15,494
MidCap Growth III	2009	3,713
MidCap S&P 400 Index	2009	2,462
MidCap Value I	2009	96,224
MidCap Value III	2009	23,266
Principal Capital Appreciation	2009	25,959
Real Estate Securities	2009	228,328
SmallCap Blend	2009	49,520
SmallCap Growth	2009	54,493
SmallCap Growth I	2009	64,300
SmallCap Growth II	2009	67,892
SmallCap S&P 600 Index	2009	911
SmallCap Value	2009	72,562
SmallCap Value II	2009	50,285

125

	Commissions Paid to Morgan, J.P. Securities
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Disciplined LargeCap Blend	2010	$279,854	5.88%	8.29%
	2009	407,764
	2008	452,785
Diversified International	2010	343,076	7.73%	6.26%
	2009	327,034
	2008	497,813
Equity Income	2010	41,249	2.74%	3.66%
	2009	95,099
	2008	163,046
Global Diversified Income	2010	21,414	4.44%	4.79%
	2009	4,301
Global Real Estate Securities	2010	5,409	8.47%	6.83%
	2009	1,776
	2008	678
International Emerging Markets	2010	685,963	11.90%	11.85%
	2009	739,219
	2008	791,637
International I	2010	137,023	4.96%	3.17%
	2009	171,589
	2008	304,938
International Growth	2010	237,172	4.76%	4.50%
	2009	323,882
	2008	210,519
International Value I	2010	26,257	2.49%	2.15%
	2009	13,227
	2008	2,647
LargeCap Blend II	2010	37,480	10.10%	14.25%
	2009	64,181
	2008	68,895
LargeCap Growth	2010	304,027	9.06%	10.37%
	2009	438,205
	2008	227,558
LargeCap Growth I	2010	74,462	4.94%	7.94%
	2009	122,746
	2008	154,899
LargeCap Growth II	2010	83,224	8.05%	7.69%
	2009	153,178
	2008	47,129
LargeCap S&P 500 Index	2010	418	0.39%	0.80%
	2009	113
	2008	15
LargeCap Value	2010	349,242	8.27%	12.80%
	2009	318,588
	2008	138,151
LargeCap Value I	2010	101,074	3.54%	4.82%
	2009	76,743
	2008	7,977
LargeCap Value III	2010	149,985	7.32%	7.65%
	2009	137,136
	2008	33,073

126

	Commissions Paid to Morgan, J.P. Securities
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
MidCap Blend	2010	4,658	0.65%	1.13%
	2009	8,452
	2008	79,530
MidCap Growth	2010	42,338	8.98%	7.88%
	2009	28,409
	2008	16,624
MidCap Growth III	2010	145,703	8.02%	7.93%
	2009	361,287
	2008	562,491
MidCap S&P 400 Index	2010	3,458	19.29%	16.57%
	2009	278
	2008	182
MidCap Value I	2010	64,827	3.11%	3.31%
	2009	85,934
	2008	46,162
MidCap Value III	2010	12,223	6.83%	9.22%
	2009	18,805
	2008	15,946
Principal Capital Appreciation	2010	8,129	2.70%	3.98%
	2009	17,565
	2008	7,345
Real Estate Securities	2010	95,546	4.96%	5.48%
	2009	136,410
	2008	107,496
SmallCap Blend	2010	16,425	2.96%	2.60%
	2009	33,078
	2008	39,050
SmallCap Growth	2010	24,263	2.59%	2.58%
	2009	32,154
	2008	34,179
SmallCap Growth I	2010	126,926	6.33%	4.67%
	2009	53,641
	2008	29,053
SmallCap Growth II	2010	58,849	3.28%	3.57%
	2009	69,419
	2008	106,867
SmallCap S&P 600 Index	2010	5,885	2.59%	5.42%
	2009	5,735
	2008	1,838
SmallCap Value	2010	26,137	1.81%	1.25%
	2009	96,780
	2008	63,163
SmallCap Value I	2010	19,555	5.62%	11.55%
SmallCap Value II	2010	2,709	0.21%	0.41%
	2009	5,488
	2008	427

127

	Commissions Paid to MF Global Ltd.
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
International I	2009	$5,445

	Commissions Paid to Mitsubishi UFJ Securities
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Diversified International	2010	$15,138	0.34%	0.30%
	2009	13,195
Global Diversified Income	2010	946	0.20%	0.11%
International I	2010	1,683	0.06%	0.05%
	2009	5,167
International Growth	2010	25,320	0.51%	0.42%
	2009	9,693
International Value I	2010	8,164	0.77%	0.43%
	2009	3,773

	Commissions Paid to Morgan Joseph & Co (JP Morgan)
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
SmallCap Growth II	2010	$ 193	0.01%	0.04%
	2009	4,131
	2008	383

	Commissions Paid to Mellon Equity Associates L.P.
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
SmallCap Growth II	2009	$1,246

	Commissions Paid to Morgan Stanley & Co.
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Core Plus Bond I	2009	$ 26,908
Disciplined LargeCap Blend	2010	116,587	2.45%	3.32%
	2009	39,122
	2008	49,017
Diversified International	2010	384,364	8.66%	9.31%
	2009	288,642
	2008	463,157
Equity Income	2010	3,616	0.24%	0.41%
	2009	25,528
	2008	60,472
Global Diversified Income	2010	15,085	3.13%	4.00%
	2009	1,961
Global Real Estate Securities	2010	2,624	4.11%	3.66%
	2009	282
	2008	566

128

	Commissions Paid to Morgan Stanley & Co.
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
International Emerging Markets	2010	694,306	12.05%	10.98%
	2009	385,402
	2008	731,528
International I	2010	200,357	7.25%	4.94%
	2009	144,701
	2008	263,516
International Growth	2010	394,654	7.92%	7.62%
	2009	211,698
	2008	466,014
International Value I	2010	85,332	8.08%	9.52%
	2009	93,165
	2008	35,755
LargeCap Blend II	2010	33,139	8.93%	7.26%
	2009	38,474
	2008	61,203
LargeCap Growth	2010	85,901	2.56%	1.84%
	2009	82,471
	2008	191,194
LargeCap Growth I	2010	52,375	3.48%	3.67%
	2009	38,025
	2008	107,749
LargeCap Growth II	2010	33,781	3.27%	3.91%
	2009	99,215
	2008	45,345
LargeCap S&P 500 Index	2010	101	0.09%	0.17%
	2009	310
	2008	67
LargeCap Value	2010	124,885	2.96%	3.69%
	2009	25,528
	2008	33,820
LargeCap Value I	2010	128,056	4.49%	7.00%
	2009	33,249
	2008	8,392
LargeCap Value III	2010	97,727	4.77%	5.99%
	2009	109,509
	2008	54,213
MidCap Blend	2010	12,495	1.75%	1.84%
	2009	296
	2008	6,903
MidCap Growth	2010	6,719	1.43%	0.76%
	2009	11,862
	2008	5,782
MidCap Growth III	2010	57,659	3.17%	2.73%
	2009	96,503
	2008	90,000
MidCap S&P 400 Index	2010	259	1.45%	3.88%
	2009	6,504
	2008	1,050
MidCap Value I	2010	84,047	4.03%	3.71%
	2009	124,645
	2008	54,699

129

	Commissions Paid to Morgan Stanley & Co.
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
MidCap Value III	2010	11,700	6.54%	8.91%
	2009	3,018
	2008	4,050
Principal Capital Appreciation	2010	10,411	3.46%	3.12%
	2009	2,541
Real Estate Securities	2010	30,075	1.56%	1.87%
	2009	3,097
	2008	5,225
SmallCap Blend	2010	3,585	0.65%	1.19%
	2009	16,990
	2008	12,129
SmallCap Growth	2010	8,381	0.89%	1.60%
	2009	14,292
	2008	7,886
SmallCap Growth I	2010	152,016	7.58%	6.50%
	2009	42,066
	2008	25,137
SmallCap Growth II	2010	96,100	5.35%	9.27%
	2009	22,508
	2008	53,406
SmallCap S&P 600 Index	2010	151	0.07%	0.17%
	2009	820
	2008	4,275
SmallCap Value	2010	14,246	0.99%	1.64%
	2009	28,047
	2008	30,642
SmallCap Value I	2010	8,450	2.43%	2.01%
SmallCap Value II	2010	39,166	3.04%	2.27%
	2009	21,483
	2008	45,095

	Commissions Paid to National Financial Services, LLC
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
LargeCap Blend II	2010	$ 96	0.03%	0.03%
	2009	1,604
	2008	914
LargeCap Growth	2008	15,080
LargeCap Growth I	2010	627	0.04%	0.04%
	2008	2,178
LargeCap Value III	2010	6,015	0.29%	0.20%
MidCap Growth III	2009	639
MidCap Value I	2010	603	0.03%	0.01%
Principal Capital Appreciation	2009	59

130

	Commissions Paid to Natixis Bleichroeder, Inc.
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Diversified International	2010	$ 73	0.00%	0.00%
International Growth	2010	1,046	0.02%	0.04%
LargeCap Blend II	2009	321
LargeCap Growth	2009	2,224
SmallCap Growth I	2009	1,761

	Commissions Paid to Natixis Securities
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Diversified International	2009	$ 218
International I	2009	2,178

	Commissions Paid to Neuberger Berman, LLC
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
MidCap Growth III	2008	$1,062
SmallCap Value II	2008	73

	Commissions Paid to Ord Minnett Ltd
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
International I	2010	$497	0.02%	0.01%

	Commissions Paid to Pershing, LLC
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Disciplined LargeCap Blend	2009	$ 13,110
LargeCap Blend II	2008	8
LargeCap Value III	2008	6,252
MidCap Growth III	2009	3,316
MidCap S&P 400 Index	2009	74
MidCap Value III	2009	356
	2008	624
Principal Capital Appreciation	2009	1,762
	2008	288
SmallCap Growth I	2010	5	0.00%	0.00%
	2008	484
SmallCap Growth II	2010	186,984	10.42%	9.28%
	2009	183,182
	2008	153,051
SmallCap Value II	2010	3	0.00%	0.00%
	2009	5,028
	2008	3,412

131

	Commissions Paid to Pipeline Trading Systems LLC
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Disciplined LargeCap Blend	2010	$25,738	0.54%	0.26%
Global Diversified Income	2010	13	0.00%	0.00%
LargeCap Blend II	2010	202	0.05%	0.08%
LargeCap Growth	2010	16,721	0.50%	0.51%
LargeCap Growth I	2010	1,366	0.09%	0.13%
LargeCap Value	2010	47,000	1.11%	1.28%
LargeCap Value I	2010	8,080	0.28%	0.50%
LargeCap Value III	2010	134	0.01%	0.02%
MidCap Blend	2010	3,908	0.55%	0.58%
MidCap Growth	2010	491	0.10%	0.08%
MidCap Growth III	2010	1,445	0.08%	0.15%
MidCap Value I	2010	1,502	0.07%	0.07%
MidCap Value III	2010	463	0.26%	0.50%
Real Estate Securities	2010	3,147	0.16%	0.24%
SmallCap Growth I	2010	5,861	0.29%	0.19%
SmallCap Growth II	2010	3,453	0.19%	0.16%
SmallCap Value	2010	14	0.00%	0.00%

	Commissions Paid to Sanford C. Bernstein & Co. LLC
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Disciplined LargeCap Blend	2010	$137,326	2.89%	2.92%
	2009	168,633
	2008	23,258
Diversified International	2010	9,038	0.20%	0.50%
	2009	14,197
	2008	17,319
Equity Income	2010	172,662	11.48%	13.94%
	2009	163,854
	2008	407,595
Global Diversified Income	2010	2,617	0.54%	0.40%
	2009	683
Global Real Estate Securities	2010	205	0.32%	0.56%
	2009	97
	2008	6
Income	2009	1,069
International I	2010	9,175	0.33%	0.20%
	2009	27,095
	2008	24,345
International Growth	2010	6,579	0.13%	0.32%
	2009	9,483
	2008	5,579
International Value I	2010	10,170	0.96%	0.40%
	2009	4,599
	2008	153
LargeCap Blend II	2010	11,808	3.18%	4.86%
	2009	16,436
	2008	16,879

132

	Commissions Paid to Sanford C. Bernstein & Co. LLC
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
LargeCap Growth	2010	44,476	1.33%	1.75%
	2009	76,212
	2008	46,426
LargeCap Growth I	2010	32,961	2.19%	1.35%
	2009	32,357
	2008	27,214
LargeCap Growth II	2010	54,673	5.29%	7.20%
	2009	93,815
	2008	52,961
LargeCap S&P 500 Index	2008	32
LargeCap Value	2010	91,278	2.16%	2.69%
	2009	53,291
	2008	3,211
LargeCap Value I	2010	70,002	2.45%	3.31%
	2009	13,986
	2008	7,335
LargeCap Value III	2010	22,247	1.09%	1.34%
	2009	12,735
	2008	10,550
MidCap Blend	2010	2,133	0.30%	0.54%
	2009	1,761
	2008	1,323
MidCap Growth	2010	2,136	0.45%	0.63%
	2009	5,930
	2008	336
MidCap Growth III	2010	20,400	1.12%	1.39%
	2009	4,716
	2008	728
MidCap S&P 400 Index	2009	62
MidCap Value I	2010	57,416	2.75%	5.49%
	2009	6,961
	2008	27,772
MidCap Value III	2010	3,513	1.96%	1.96%
	2009	5,081
	2008	1,890
Principal Capital Appreciation	2010	3,003	1.00%	2.50%
	2009	30,677
	2008	28,917
Real Estate Securities	2010	112,305	5.83%	7.87%
	2009	109,095
	2008	1,276
SmallCap Blend	2010	251	0.05%	0.16%
	2009	1,330
	2008	4,423
SmallCap Growth	2010	678	0.07%	0.26%
	2009	5,719
	2008	2,425
SmallCap Growth I	2010	5,400	0.27%	0.26%
	2009	6,056
	2008	786

133

	Commissions Paid to Sanford C. Bernstein & Co. LLC
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
SmallCap Growth II	2010	5,966	0.33%	0.12%
	2009	4,123
	2008	571
SmallCap S&P 600 Index	2009	40
	2008	70
SmallCap Value	2010	725	0.05%	0.12%
	2009	2,046
	2008	8,475
SmallCap Value I	2010	5,161	1.48%	1.51%
SmallCap Value II	2010	2,431	0.19%	0.27%
	2009	3,488
	2008	2,364

	Commissions Paid to Spectrum Asset Management, Inc.
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Bond & Mortgage Securities	2010	$49,252	99.99%	99.66%
	2009	57,571
	2008	43,479
Global Diversified Income	2010	84,571	17.54%	14.39%
	2009	21,550

	Commissions Paid to UBS Financial Services Inc.
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Disciplined LargeCap Blend	2010	$49,259	1.04%	0.41%
Equity Income	2010	7,308	0.49%	0.58%
Global Diversified Income	2010	3,992	0.83%	1.92%
	2009	13
International I	2010	245	0.01%	0.01%
LargeCap Blend II	2010	1,114	0.30%	0.29%
LargeCap Growth I	2010	5,121	0.34%	0.27%
LargeCap Growth II	2010	25,053	2.42%	1.57%
	2009	7,920
LargeCap Value I	2010	6,656	0.23%	0.29%
MidCap Blend	2010	6,592	0.93%	0.85%
MidCap Value I	2010	1,408	0.07%	0.08%
Principal Capital Appreciation	2010	2,837	0.94%	0.63%
Real Estate Securities	2010	3,144	0.16%	0.13%
SmallCap Blend	2010	2,303	0.42%	0.75%
SmallCap Growth	2010	3,979	0.42%	1.00%
SmallCap Value	2010	1,922	0.13%	0.14%
SmallCap Value II	2010	4,407	0.34%	0.29%

134

	Commissions Paid to UBS Securities LLC
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Core Plus Bond I	2009	$ 63
	2008	6

Disciplined LargeCap Blend	2010	175,658	3.69%	5.32%
	2009	387,663
	2008	424,994
Diversified International	2010	311,097	7.01%	7.58%
	2009	362,511
	2008	676,560
Equity Income	2010	70,043	4.66%	5.38%
	2009	80,054
	2008	165,764
Global Diversified Income	2010	17,092	3.54%	4.31%
	2009	25,460
Global Real Estate Securities	2010	2,865	4.49%	4.41%
	2009	2,675
	2008	1,852
High Yield	2010	8,000	8.40%	3.78%
	2009	3,000
	2008	10,158
International Emerging Markets	2010	493,881	8.57%	8.48%
	2009	514,914
	2008	646,380
International I	2010	344,160	12.46%	18.46%
	2009	304,861
	2008	336,637
International Growth	2010	388,615	7.80%	9.24%
	2009	443,319
	2008	874,614
International Value I	2010	167,908	15.90%	19.91%
	2009	152,289
	2008	3,278
LargeCap Blend II	2010	5,442	1.47%	2.72%
	2009	25,321
	2008	34,729
LargeCap Growth	2010	79,438	2.37%	2.91%
	2009	69,564
	2008	123,570
LargeCap Growth I	2010	16,076	1.07%	1.47%
	2009	26,386
	2008	82,614
LargeCap Growth II	2010	9,079	0.88%	1.31%
	2009	20,934
	2008	43,749
LargeCap S&P 500 Index	2010	92,144	86.85%	79.40%
	2009	7,615
	2008	3,876
LargeCap Value	2010	88,678	2.10%	2.41%
	2009	198,050
	2008	70,263

135

	Commissions Paid to UBS Securities LLC
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
LargeCap Value I	2010	48	0.00%	0.00%
	2009	74,858
	2008	59,389
LargeCap Value III	2010	71,189	3.48%	2.83%
	2009	63,885
	2008	43,219
MidCap Blend	2010	4,821	0.68%	1.02%
	2009	3,738
	2008	14,936
MidCap Growth	2010	13,969	2.96%	3.16%
	2009	7,848
	2008	5,491
MidCap Growth III	2010	95,575	5.26%	5.96%
	2009	81,223
	2008	40,234
MidCap S&P 400 Index	2010	5,422	30.26%	27.19%
	2009	10,788
	2008	5,248
MidCap Value I	2010	104,609	5.02%	3.96%
	2009	73,382
	2008	48,950
MidCap Value III	2010	20,229	11.30%	9.21%
	2009	14,858
	2008	9,196
Principal Capital Appreciation	2010	4,245	1.41%	2.50%
	2009	34,525
	2008	10,313
Real Estate Securities	2010	227,984	11.83%	19.44%
	2009	158,786
	2008	82,368
SmallCap Blend	2010	54,504	9.83%	5.90%
	2009	69,660
	2008	48,676
SmallCap Growth	2010	70,616	7.53%	4.02%
	2009	68,309
	2008	47,263
SmallCap Growth I	2010	81,043	4.04%	2.64%
	2009	28,450
	2008	20,832
SmallCap Growth II	2010	5,891	0.33%	0.34%
	2009	6,731
	2008	24,496
SmallCap S&P 600 Index	2010	198,455	87.32%	75.44%
	2009	19,964
	2008	21,491
SmallCap Value	2010	103,388	7.15%	9.89%
	2009	109,010
	2008	75,384
SmallCap Value I	2010	3,092	0.89%	0.50%

136

	Commissions Paid to UBS Securities LLC
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
SmallCap Value II	2010	6,929	0.54%	0.30%
	2009	10,421
	2008	5,480

	Commissions Paid to The Williams Capital Group, L.P.
				Percent of Dollar
	Fiscal			Amount of
	Year	Total Dollar	As Percent of	Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
LargeCap Value III	2009	$11,884
SmallCap Growth I	2009	48
SmallCap Value II	2009	1,858

Material differences, if any, between the percentage of a Fund's brokerage commissions paid to a broker and the percentage of transactions effected through that broker reflect the commissions rates the Sub-Advisor has negotiated with the broker. Commission rates a Sub-Advisor pays to brokers may vary and reflect such factors as the trading volume placed with a broker, the type of security, the market in which a security is traded and the trading volume of that security, the types of services provided by the broker (i.e. execution services only or additional research services) and the quality of a broker's execution.

The following table indicates the value of each Fund’s aggregate holdings, in thousands, of the securities of Principal
Funds, Inc. regular brokers or dealers for the fiscal year ended October 31, 2010.

Holdings of Securities of Principal Funds, Inc. Regular Brokers and Dealers
		Holdings
Fund	Broker or Dealer	(in thousands)
Bond & Mortgage Securities	Citigroup Inc	$ 10,473
	Deutsche Bank AG	15,635
	Morgan Stanley	93,724
Core Plus Bond I	Citigroup Inc	45,574
	Deutsche Bank AG	3,382
	Macquarie Group Ltd	29,591
	Morgan Stanley	19,898
	UBS AG	4,838
Diversified International	Deutsche Bank AG	1,406
	Morgan Stanley	962
	UBS AG	10,032
Equity Income	Bank of New York Mellon Corp/The	36,760
	Deutsche Bank AG	16,029
	Morgan Stanley	10,967
Global Diversified Income	Citigroup Inc	12,254
	Deutsche Bank AG	10,741
	Morgan Stanley	8,610
Government & High Quality Bond	Citigroup Inc	46,382
	Deutsche Bank AG	7,056
	Morgan Stanley	14,535
High Yield	Citigroup Inc	16,515
	Deutsche Bank AG	50,957
	Morgan Stanley	34,865
High Yield I	Citigroup Inc	827
	Deutsche Bank AG	6,110
	Morgan Stanley	4,180

137

Holdings of Securities of Principal Funds, Inc. Regular Brokers and Dealers
		Holdings
Fund	Broker or Dealer	(in thousands)
Income	Citigroup Inc	13,170
	Deutsche Bank AG	13,785
	Morgan Stanley	21,885
Inflation Protection	Citigroup Inc	536
	Morgan Stanley	1
International Emerging Markets	Deutsche Bank AG	483
	Morgan Stanley	331
International I	Deutsche Bank AG	919
	Deutsche Bank AG	22,851
	Macquarie Group Ltd	1,523
	Morgan Stanley	15,006
	UBS AG	5,681
International Growth	Deutsche Bank AG	4,362
	Morgan Stanley	2,985
	UBS AG	7,190
International Value I	Deutsche Bank AG	22,205
	Morgan Stanley	14,190
	UBS AG	14,496
LargeCap Blend II	Bank of New York Mellon Corp/The	1,050
	Citigroup Inc	4,031
	Deutsche Bank AG	5,070
	Morgan Stanley	5,001
LargeCap Growth	Deutsche Bank AG	16,937
	Morgan Stanley	11,588
LargeCap Growth I	Bank of New York Mellon Corp/The	26,639
	Deutsche Bank AG	23,366
	Morgan Stanley	16,901
LargeCap Growth II	Deutsche Bank AG	5,474
	Morgan Stanley	4,328
LargeCap S&P 500 Index	Bank of New York Mellon Corp/The	6,380
	Citigroup Inc	22,261
	Deutsche Bank AG	12,725
	Morgan Stanley	15,992
LargeCap Value	Citigroup Inc	8,557
	Deutsche Bank AG	4,431
	Morgan Stanley	3,032
LargeCap Value I	Bank of New York Mellon Corp/The	18,645
	Citigroup Inc	7,770
	Deutsche Bank AG	11,672
	Morgan Stanley	10,069
LargeCap Value III	Bank of New York Mellon Corp/The	2,267
	Citigroup Inc	6,565
	Deutsche Bank AG	8,856
	Morgan Stanley	14,614
MidCap Blend	Deutsche Bank AG	2,976
	Morgan Stanley	2,036
MidCap Growth	Deutsche Bank AG	889
	Morgan Stanley	608
MidCap Growth III	Deutsche Bank AG	7,599
	Morgan Stanley	5,199
MidCap S&P 400 Index	Deutsche Bank AG	2,707
	Morgan Stanley	1,852
MidCap Value I	Deutsche Bank AG	11,030
	Morgan Stanley	8,495

138

Holdings of Securities of Principal Funds, Inc. Regular Brokers and Dealers
		Holdings
Fund	Broker or Dealer	(in thousands)
MidCap Value III	Deutsche Bank AG	74
	Morgan Stanley	51
Money Market	Deutsche Bank AG	70,371
	Morgan Stanley	2,002
	UBS AG	23,538
Principal Capital Appreciation	Deutsche Bank AG	6,251
	Morgan Stanley	4,277
Real Estate Securities	Deutsche Bank AG	6,817
	Morgan Stanley	4,665
Short-Term Income	Bank of New York Mellon Corp/The	13,679
	Citigroup Inc	24,480
	Deutsche Bank AG	1,376
	Morgan Stanley	19,073
SmallCap Blend	Deutsche Bank AG	2,072
	Morgan Stanley	1,418
SmallCap Growth	Deutsche Bank AG	2,251
	Morgan Stanley	1,540
SmallCap Growth I	Deutsche Bank AG	15,265
	Morgan Stanley	10,445
SmallCap Growth II	Deutsche Bank AG	1,435
	Morgan Stanley	982
SmallCap S&P 600 Index	Deutsche Bank AG	1,491
	Morgan Stanley	1,020
SmallCap Value	Deutsche Bank AG	2,348
	Morgan Stanley	1,606
SmallCap Value II	Deutsche Bank AG	9,072
	Morgan Stanley	6,207

Allocation of Trades
By the Manager (“Principal”). Principal shares a common trading platform and personnel that perform trade-related functions with Principal Global Investors (“PGI”) and, where applicable, Principal and PGI coordinate trading activities on behalf of their respective clients. Such transactions are executed in accordance with the firms' trading policies and procedures, including, but not limited to trade allocations and order aggregation, purchase of new issues, and directed brokerage. Principal acts as discretionary investment adviser for registered investment companies and PGI acts as investment adviser for a variety of individual accounts, ERISA accounts, mutual funds, insurance company separate accounts, and public employee retirement plans and places orders to trade portfolio securities for each of these accounts. Managing multiple accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. Each has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and are designed to ensure that all clients are treated fairly and equitably. These procedures include allocation policies and procedures and internal review processes.

If, in carrying out the investment objectives of their respective clients, occasions arise in which Principal and PGI deem it advisable to purchase or sell the same equity securities for two or more client accounts at the same or approximately the same time, Principal and PGI may submit the orders to purchase or sell to a broker/dealer for execution on an aggregate or “bunched” basis. Principal and PGI will not aggregate orders unless it believes that aggregation is consistent with (1) its duty to seek best execution and (2) the terms of its investment advisory agreements. In distributing the securities purchased or the proceeds of sale to the client accounts participating in a bunched trade, no advisory account will be favored over any other account and each account that participates in an aggregated order will participate at the average share price for all transactions of Principal and PGI relating to that aggregated order on a given business day, with all transaction costs relating to that aggregated order shared on a pro rata basis.

139

Principal provides investment advice to the Principal LifeTime Funds of the Fund, and PGI assists Principal in managing the Principal LifeTime Funds. Conflicts may arise in connection with the services Principal provides to the
Principal LifeTime Funds with respect to asset class and target weights for each asset class and investments made in underlying mutual funds. Conflicts may arise in connection with the services Principal and PGI provide to the
Principal Lifetime Funds for the following reasons:

• Principal serves as the investment adviser to the underlying mutual funds in which the Principal LifeTime Funds invest, and PGI or an affiliated investment adviser may serve as sub-adviser to the mutual funds in which the
Principal LifeTime Funds may invest; and

• Principal’s, or an affiliated company’s, profit margin may vary depending upon the underlying fund in which the
Principal LifeTime portfolios invest.

In order to limit the appearance of conflicts of interest and the opportunity for events that could trigger an actual conflict of interest, Principal and/or PGI does the following:

• Maintains a systematic methodology for determining asset allocation target recommendations and decisions regarding the mutual funds in which the Principal LifeTime Funds invest that does not give undue consideration to the impact to Principal, PGI or affiliates;

• Reminds investment personnel who provide services to the Principal LifeTime Funds of the conflicts of interest that may arise and Principal’s and PGI’s duties of loyalty and care as fiduciaries; and

• Principal’s Investment Oversight Committee monitors the services provided to the Principal LifeTime Funds to ensure such services conform to the applicable investment methodology, that undue consideration is not given to
Principal or its affiliates, and that such services reflect Principal’s and PGI’s duties of loyalty and care as fiduciaries.

By the Sub-Advisors and Sub-Sub-Advisors. The portfolio managers of each Sub-Advisor and Sub-Sub-Advisor manage a number of accounts other than the Fund's portfolios, including in some instances proprietary or personal accounts. Managing multiple accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies, allocation of investment opportunities and compensation for the account. Each has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and personal accounts and are designed to ensure that all clients and client accounts are treated fairly and equitably. These procedures include allocation policies and procedures, personal trading policies and procedures, internal review processes and, in some cases, review by independent third parties.

Investments the Sub-Advisor or Sub-Sub-Advisor deems appropriate for the Fund's portfolio may also be deemed appropriate by it for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Fund's portfolio and other accounts. In such circumstances, the Sub-Advisor or Sub-Sub-Advisor may determine that orders for the purchase or sale of the same security for the Fund's portfolio and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the Sub-Advisor or Sub-Sub-Advisor to be equitable and in the best interests of the Fund’s portfolio and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that its participation in such transactions on balance will produce better overall results for the
Fund.

PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares
Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Class A shares of the
Funds are purchased at their public offering price and other share classes of the Funds are purchased at the net asset value ("NAV") per share, as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by an authorized agent of a Fund. In order to receive a day's price, an order must be received in good order by the close of the regular trading session of the NYSE as described below in "Pricing of Fund Shares."

140

All income dividends and capital gains distributions, if any, on a Fund's R-1, R-2, R-3, R-4, R-5, and Institutional
class shares are reinvested automatically in additional shares of the same class of the same Fund. Dividends and capital gains distributions, if any, on a Fund's Class A, Class B, Class C, Class J, and Class P shares are reinvested automatically in additional shares of the same Class of shares of the same Fund unless the shareholder elects to take dividends in cash. The reinvestment will be made at the NAV determined on the first business day following the record date.

Sales of Shares
Payment for shares tendered for redemption is ordinarily made in cash. The Fund may determine, however, that it would be detrimental to the remaining shareholders to make payment of a redemption order wholly or partly in cash.
The Fund may, therefore, pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's portfolio in lieu of cash. If the Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described below in
"Pricing of Fund Shares."

The right to require the Funds to redeem their shares may be suspended, or the date of payment may be postponed, whenever: 1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; 2) the SEC permits such suspension and so orders; or 3) an emergency exists as determined by the
SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Certain designated organizations are authorized to receive sell orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents or affiliates receive the order.
The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

Exchange of Shares
Shareholders who are eligible to invest in Class P shares may be allowed to exchange their Fund shares (of other share classes) for Class P shares of the same Fund, if offered in their state and subject to certain conditions. You should check with your financial intermediary to see if the exchange you wish to complete will satisfy the conditions.
No initial sales charge (load) would apply to such exchanges; however, contingent deferred sales charges (CDSC)
will apply, if applicable. You should consult your tax advisor for more information on your own tax situation.

PRICING OF FUND SHARES

Each Fund's shares are bought and sold at the current net asset value ("NAV") per share. Each Fund's NAV for each class is calculated each day the New York Stock Exchange ("NYSE") is open, as of the close of business of the
Exchange (normally 3:00 p.m. Central Time). The NAV of Fund shares is not determined on days the NYSE is closed
(generally, New Year's Day; Martin Luther King, Jr. Day; Washington's Birthday/Presidents' Day; Good Friday;
Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in proper form.

For all Funds except the Money Market Fund, the share price is calculated by:
• taking the current market value of the total assets of the Fund
• subtracting liabilities of the Fund
• dividing the remainder proportionately into the classes of the Fund
• subtracting the liability of each class
• dividing the remainder by the total number of shares owned in that class.

In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.

Municipal securities held by the Funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and are based upon appraisals obtained by a pricing service, in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers.

141

Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Each Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis.
Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith under procedures established by and under the supervision of the Board of Directors.

A Fund's securities may be traded on foreign securities markets that close each day prior to the time the NYSE closes. In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that impact a particular foreign market or markets. A significant event can also include a general market movement in the
U.S. securities markets. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and Principal or any Sub-Advisor is authorized to make such determinations subject to the oversight of the Board of Directors as may from time to time be necessary.

Money Market Fund
The share price of each Class of shares of the Money Market Fund is determined at the same time and on the same days as the Funds described above. All securities held by the Money Market Fund are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security.

Use of the amortized cost valuation method by the Money Market Fund requires the Fund to maintain a dollar weighted average maturity of 60 days or less and to purchase only obligations that have remaining maturities of 397 days or less or have a variable or floating rate of interest. In addition, the Fund invests only in obligations determined by the Directors to be of high quality with minimal credit risks.

The Board of Directors has established procedures for the Money Market Fund designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00.
Such procedures include a directive to Principal to test price the portfolio or specific securities on a weekly basis using a mark-to-market method of valuation to determine possible deviations in the net asset value from $1.00 per share. If such deviation exceeds 1/2 of 1%, the Board of Directors promptly considers what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to shareholders, it takes such corrective action as it regards as appropriate, including: sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of a net asset value per share based upon available market quotations; or splitting, combining or otherwise recapitalizing outstanding shares. The Fund may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $1.00 per share.

The Board of Directors has approved policies and procedures for Principal to conduct monthly stress testing of the
Money Market Fund’s ability to maintain a stable net asset value per share.

142

TAX CONSIDERATIONS

Taxation of the Funds
It is a policy of the Funds to make distributions of substantially all of their respective investment income and any net realized capital gains. The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions (as long or short-term capital gains or qualifying dividends) of the Fund in the manner they were received by the Fund.

Certain Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Service. In order to avoid taxes and interest that must be paid by the Funds if these instruments appreciate in value, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize additional taxable income, which in turn must be distributed.

The Fund is required in certain cases to withhold and remit to the U.S. Treasury 28% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder 1) who has provided either an incorrect tax identification number or no number at all, 2) who is subject to backup withholding by the
Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or 3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

Taxation of Shareholders
A shareholder recognizes gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sales or redemption and the shareholder's adjusted tax basis in the shares.
All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund is considered capital gain or loss (long-term capital gain or loss if the shares were held for longer than one year). However, any capital loss arising from the sales or redemption of shares held for six months or less is disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) is treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income under current rules.

If a shareholder a) incurs a sales charge in acquiring shares of the Fund, b) disposes of such shares less than 91 days after they are acquired, and c) subsequently acquires shares of the Fund or another fund at a reduced sales charge pursuant to a right to reinvest at such reduced sales charge acquired in connection with the acquisition of the shares disposed of, then the sales charge on the shares disposed of (to the extent of the reduction in the sales charge on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.

Shareholders should consult their own tax advisors as to the federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.

Qualification as a Regulated Investment Company
The Funds intend to qualify annually to be treated as regulated investment companies (RICs) under the Internal
Revenue Code of 1986, as amended, (the IRC). To qualify as RICs, the Funds must invest in assets which produce types of income specified in the IRC (Qualifying Income). Whether the income from derivatives, swaps, commodity-
linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear under current law. Accordingly, the Funds' ability to invest in certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities may be restricted. Further, if the Funds do invest in these types of securities and the income is not determined to be Qualifying Income, it may cause such Fund to fail to qualify as a
RIC under the IRC.

143

Special Tax Considerations
Municipal Funds
Each of the Municipal Funds also intends to qualify to pay "exempt-interest dividends" to its shareholders. An exempt-interest dividend is that part of dividend distributions made by the Fund which consist of interest received by that Fund on tax-exempt Municipal Obligations. Shareholders incur no federal income taxes on exempt-interest dividends. However, these exempt-interest dividends may be taxable under state or local law. Fund shareholders that are corporations must include exempt-interest dividends in determining whether they are subject to the corporate alternative minimum tax. Exempt-interest dividends that derive from certain private activity bonds must be included by individuals as a preference item in determining whether they are subject to the alternative minimum tax. The Fund may also pay ordinary income dividends and distribute capital gains from time to time. Ordinary income dividends and distributions of capital gains, if any, are taxable for federal purposes.

If a shareholder receives an exempt-interest dividend with respect to shares of the Funds held for six months or less, then any loss on the sale or exchange of such shares, to the extent of the amount of such dividend, is disallowed. If a shareholder receives a capital gain dividend with respect to shares held for six months or less, then any loss on the sale or exchange of such shares is treated as a long term capital loss to the extent the loss exceeds any exempt-
interest dividend received with respect to such shares, and is disallowed to the extent of such exempt-interest dividend.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of any of these Funds is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) under Section
147(a) of the Internal Revenue Code of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Fund.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. If legislation is enacted that eliminates or significantly reduces the availability of Municipal Obligations, it could adversely affect the ability of the Fund to continue to pursue its investment objectives and policies. In such event, the Fund would reevaluate its investment objectives and policies.

International Funds
Some foreign securities purchased by the Funds may be subject to foreign taxes that could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. The Funds may from year to year make an election to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each affected Fund that will reduce its investment company taxable income.

Futures Contracts and Options
As previously discussed, some of the Funds invest in futures contracts or options thereon, index options, or options traded on qualified exchanges. For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options or options traded on qualified exchanges are generally treated as 60% long-term and
40% short-term. In addition, the Funds must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. A Fund may elect out of such tax treatment, however, for a futures or options position that is part of an "identified mixed straddle" such as a put option purchased with respect to a portfolio security. Gains and losses on futures and options included in an identified mixed straddle are considered 100% short-term and unrealized gains or losses on such positions are not realized at year-end. The straddle provisions of the Code may require the deferral of realized losses to the extent that a Fund has unrealized gains in certain offsetting positions at the end of the fiscal year. The Code may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.

PORTFOLIO HOLDINGS DISCLOSURE

The portfolio holdings of the SAM Portfolios, Principal LifeTime Funds and any other fund that is a fund of funds, are shares of underlying mutual funds; holdings of any fund of funds may be made available upon request. In addition, the Fund may publish month-end portfolio holdings information for each Fund’s portfolio on the principal.com website and on the principalfunds.com website on the thirteenth business day of the following month. The Funds may also occasionally publish information on the website relating to specific events, such as the impact of a natural disaster, corporate debt default or similar events on a portfolio’s holdings. The Funds may also occasionally publish information on the websites concerning the removal, addition or change in weightings of Underlying Funds in which

144

the SAM Portfolios, Principal LifeTime Funds, or other funds of funds invest. In addition, composite portfolio holdings information for the Money Market Fund is published each week as of the prior week on the principalglobal.com website. Principal Funds Money Market Fund also publishes on the website www.principal.com, within five business days after the end of each month, certain information required to be made publicly available by SEC rule. It is the
Fund's policy to disclose only public information regarding portfolio holdings (i.e. information published on the website or filed with the SEC), except as described below.

Non-Specific Information. Under the Disclosure Policy, the Funds may distribute non-specific information about the
Funds and/or summary information about the Funds as requested. Such information will not identify any specific portfolio holding, but may reflect, among other things, the quality, character, or sector distribution of a Fund's holdings. This information may be made available at any time (or without delay).

Policy. The Fund and Principal have adopted a policy of disclosing non-public portfolio holdings information to third parties only to the extent required by federal law, and to the following third parties, so long as such third party has agreed, or is legally obligated, to maintain the confidentiality of the information and to refrain from using such information to engage in securities transactions:

1)	Daily to the Fund's portfolio pricing services, FT Interactive Data Corporation, J.J. Kenny, Standard & Poor’s
Securities Evaluations, Inc. and PricingDirect, Inc. (formerly doing business as Bear Stearns PricingDirect Inc.) to obtain prices for portfolio securities;

2)	Upon proper request to government regulatory agencies or to self regulatory organizations;

3)	As needed to Ernst & Young LLP, the independent registered public accounting firm, in connection with the performance of the services provided by Ernst & Young LLP to the Fund;

4)	To the sub-advisers' proxy service providers (Automatic Data Processing, Glass Lewis & Co., and RiskMetrics
Group) to facilitate voting of proxies; and

5)	To the Fund's custodian, and tax service provider, The Bank of New York Mellon, in connection with the tax and custodial services it provides to the Fund.

The Fund is also permitted to enter into arrangements to disclose portfolio holdings to other third parties in connection with the performance of a legitimate business purpose if such third party agrees in writing to maintain the confidentiality of the information prior to the information being disclosed. Any such written agreement must be approved by an officer of the Fund, Principal or the Fund's sub-advisor. Approval must be based on a reasonable belief that disclosure to such other third party is in the best interests of the Fund's shareholders. If a conflict of interest is identified in connection with disclosure to any such third party, the Fund's or Principal’s Chief Compliance
Officer ("CCO") must approve such disclosure, in writing before it occurs. Such third parties currently include:

Abel Noser	Financial Tracking
Advent	Glass Lewis
Bloomberg	Hub Data
BNY Convergex	Iron Mountain
BNY Custody	ISS
Charles River	ITG
CheckFree	Mellon Analytical Solutions
Citibank N.A.	Ness Technologies, Inc.
Cliffwater LLC	Omgeo LLC
Confluence Technologies, Inc.	State Street IMS
Depository Trust Co.	Sungard
Eagle Investment Systems Corp.	SunGard PTA
Electra Securities Transaction and Reconciliation System	Thompson Baseline
EzE Castle Software LLC	Vestek
FactSet	Wilshire

145

Any agreement by which any Fund or any party acting on behalf of the Fund agrees to provide Fund portfolio information to a third party, other than a third party identified in the policy described above, must be approved prior to information being provided to the third party, unless the third party is a regulator or has a duty to maintain the confidentiality of such information and to refrain from using such information to engage in securities transactions. A written record of approval will be made by the person granting approval.

The Fund may also disclose to Edge, non-public portfolio holdings information relating to the underlying funds in which the SAM Portfolios invest to facilitate Edge's management of the SAM Portfolios. Edge may use underlying fund portfolio holdings information of funds managed by unaffiliated advisory firms solely for the purpose of managing the SAM Portfolios.

The Fund's non-public portfolio holdings information policy applies without variation to individual investors, institutional investors, intermediaries that distribute the Fund's shares, third party service providers, rating and ranking organizations, and affiliated persons of the Fund. Neither the Fund nor Principal nor any other party receive compensation in connection with the disclosure of Fund portfolio information. The Fund's CCO will periodically, but no less frequently than annually, review the Fund's portfolio holdings disclosure policy and recommend changes the
CCO believes are appropriate, if any, to the Fund's Board of Directors. In addition, the Fund's Board of Directors must approve any change in the Fund's portfolio holdings disclosure policy that would expand the distribution of such information.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Directors has delegated responsibility for decisions regarding proxy voting for securities held by each
Fund to Principal or to that Fund's Sub-Advisor, as appropriate. The Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Directors, and which are found in Appendix B. Any material changes to the proxy policies and procedures will be submitted to the Board of
Directors for approval.

The Principal LifeTime Funds and SAM Portfolios invest in shares of other Funds. Principal is authorized to vote proxies related to the underlying funds. If an underlying fund holds a shareholder meeting, in order to avoid any potential conflict of interest, Principal will vote shares of such fund on any proposal submitted to the fund's shareholders in the same proportion as the votes of other shareholders of the underlying fund.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2010, is available, without charge, upon request, by calling 1-800-222-5852 or on the SEC website at http://www.sec.gov.

FINANCIAL STATEMENTS

The financial statements of the Fund at October 31, 2010, are incorporated herein by reference to the Funds’ most recent Annual Report to Shareholders filed with the SEC on Form N-CSR.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP (155 North Wacker Drive, Chicago, IL 60606), independent registered public accounting firm, is the independent registered public accounting firm for the Fund Complex.

GENERAL INFORMATION

MidCap S&P 400 Index Fund, LargeCap S&P 500 Index Fund, and SmallCap S&P 600 Index Fund Only. The
Funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, a division of The McGraw-Hill
Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to Fund shareholders or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index, S&P MidCap 400 Index, or S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the Principal Life Insurance Company and Principal is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index, S&P MidCap 400 Index, and S&P SmallCap 600 Index
which are determined, composed, and calculated by S&P without regard to Principal Life Insurance Company,
Principal, or the Funds. S&P has no obligation to take the needs of Principal Life Insurance Company, Principal or

146

Fund shareholders into consideration in determining, composing or calculating the S&P 500 Index, the S&P MidCap
400 Index, or the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, S&P
MIDCAP 400 INDEX, OR S&P SMALLCAP 600 INDEX OR ANY DATA CONTAINED THEREIN AND S&P SHALL
HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO
WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PRINCIPAL LIFE INSURANCE
COMPANY, PRINCIPAL, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF
THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR THE S&P SMALLCAP 600 INDEX OR ANY DATA
INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIES WARRANTIES, AND EXPRESSLY DISCLAIMS
ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH
RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALLCAP 600 INDEX OR
ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P
HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES
(INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

PORTFOLIO MANAGER DISCLOSURE
(as provided by the Investment Advisors)

This section contains information about portfolio managers and the other accounts they manage, their compensation, and their ownership of securities. For information about potential material conflicts of interest, see Brokerage
Allocation and Other Practices - Allocation of Trades.

In this section, information about Principal Management Corporation's portfolio managers is listed first. Next, information about the sub-advisors' portfolio managers is listed alphabetically by sub-advisor.

Information in this section is as of October 31, 2010, unless otherwise noted.

147

Advisor: Principal Management Corporation

		Other Accounts Managed
				Total Assets
				of the
			Number of	Accounts
			Accounts	that
			that base	base the
	Total	Total Assets	the Advisory	Advisory
	Number	in the	Fee on	Fee on
	of Accounts	Accounts	Performance	Performance
James W. Fennessey: Principal
LifeTime Strategic Income, 2010,
2015, 2020, 2025, 2030, 2035,
2040, 2045, 2050, 2055 Funds
Registered investment companies	8	$766 million	0	$0
Other pooled investment vehicles	11	$785 million	0	$0
Other accounts	0	$0	0	$0

Mariateresa Monaco: International
Fund I, International Value Fund I,
LargeCap Blend Fund II, LargeCap
Growth Fund I, LargeCap Growth
Fund II, LargeCap Value Fund I,
LargeCap Value Fund III, MidCap
Growth Fund III, MidCap Value Fund
I, MidCap Value Fund III, SmallCap
Growth Fund I, SmallCap Growth
Fund II, and SmallCap Value Fund II
Registered investment companies	5	$222.3 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Jeffrey R. Tyler: Principal LifeTime
Strategic Income, 2010, 2015, 2020,
2025, 2030, 2035, 2040, 2045,
2050, 2055 Funds
Registered investment companies	6	$383 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Randy L. Welch: Principal LifeTime
Strategic Income, 2010, 2015, 2020,
2025, 2030, 2035, 2040, 2045,
2050, 2055 Funds
Registered investment companies	8	$766 million	0	$0
Other pooled investment vehicles	11	$785 million	0	$0
Other accounts	0	$0	0	$0

Compensation

For Mr. Fennessey, Ms. Monaco, and Mr. Welch:
Principal Management Corporation offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms. The objectives are to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.

Compensation is predominantly composed of a salary that is reviewed annually. Annual bonuses are driven by company and business unit performance. Fund performance is taken into account when determining bonuses; the primary benchmark for each Fund (as disclosed in the prospectus) is used to measure performance of the Funds for which Ms. Monaco serves as portfolio manager and fund performance, relative to peers (as defined by Morningstar)
is used to measure performance of the Principal LifeTime Funds. Specifically, fund performance relative to peers over 1-, 3-, and 5-year time periods is taken into consideration with more substantial weighting to the 3- and 5- year periods. No part of salary, bonus, or retirement plan compensation is tied to asset levels.

148

Contribution to our overall investment process is an important consideration as well. Sharing ideas, working effectively with team members and being a good corporate citizen are important components of our long-term success and are highly valued.

All employees of Principal, including portfolio managers, are eligible to participate in a 401(k) plan sponsored by
Principal Financial Group. In addition, all employees are eligible to purchase Principal Financial Group stock through an employee stock purchase plan. Some employees are also eligible to participate in a non-qualified plan and Long
Term Incentive Pay programs.

Compensation for equity investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The incentive component is well aligned with client goals and objectives, with the largest determinant being investment performance relative to appropriate client benchmarks. Relative performance metrics are measured over rolling one-year, three-year and five-year periods, calculated quarterly. The remaining portion of incentive compensation is discretionary, based on a combination of team results and individual contributions. Among senior team members a portion of variable earnings are structured as deferred compensation, subject to three year vesting. Deferred compensation takes the form of a combination of direct investment in equity funds managed by the team as well as PFG restricted stock.

For Mr. Tyler:
Principal Management Corporation offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms. The objectives are to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.

Compensation is predominantly composed of a salary and variable incentive that is reviewed annually. Fund performance is taken into account when determining variable incentive; the primary benchmark for each Fund (as disclosed in the prospectus) is used to measure performance of the Funds for which Mr. Tyler serves as portfolio manager and fund performance, relative to peers (as defined by Morningstar) is used to measure performance of the
Principal LifeTime Funds. Specifically, fund performance relative to peers over 1-, 3-, and 5-year time periods is taken into consideration with more substantial weighting to the 3- and 5- year periods. A portion of variable incentive is discretionary, based on a combination of business results and individual contributions. No part of salary, variable incentive, or retirement plan compensation is tied to asset levels.

Contribution to our overall investment process is an important consideration as well. Sharing ideas, working effectively with team members and being a good corporate citizen are important components of our long-term success and are highly valued.

All employees of Principal, including portfolio managers, are eligible to participate in a 401(k) plan sponsored by
Principal Financial Group. In addition, all employees are eligible to purchase Principal Financial Group stock through an employee stock purchase plan. Mr. Tyler is also eligible to participate in a Long Term Incentive Pay program.

Ownership of Securities

Dollar Range of Securities
	PFI Funds Managed by Portfolio Manager	Owned by the Portfolio
Portfolio Manager	(list each fund on its own line)	Manager
James W. Fennessey	Principal LifeTime Strategic Income Fund	None
James W. Fennessey	Principal LifeTime 2010 Fund	None
James W. Fennessey	Principal LifeTime 2015 Fund	None
James W. Fennessey	Principal LifeTime 2020 Fund	None
James W. Fennessey	Principal LifeTime 2025 Fund	None
James W. Fennessey	Principal LifeTime 2030 Fund	None
James W. Fennessey	Principal LifeTime 2035 Fund	None
James W. Fennessey	Principal LifeTime 2040 Fund	None
James W. Fennessey	Principal LifeTime 2045 Fund	None
James W. Fennessey	Principal LifeTime 2050 Fund	None
James W. Fennessey	Principal LifeTime 2055 Fund	None

149

Dollar Range of Securities
	PFI Funds Managed by Portfolio Manager	Owned by the Portfolio
Portfolio Manager	(list each fund on its own line)	Manager
Mariateresa Monaco	International Fund I	None
Mariateresa Monaco	International Value Fund I	None
Mariateresa Monaco	LargeCap Blend Fund II	None
Mariateresa Monaco	LargeCap Growth Fund I	None
Mariateresa Monaco	LargeCap Growth Fund II	None
Mariateresa Monaco	LargeCap Value Fund I	None
Mariateresa Monaco	LargeCap Value Fund III	None
Mariateresa Monaco	MidCap Growth Fund III	None
Mariateresa Monaco	MidCap Value Fund I	None
Mariateresa Monaco	SmallCap Growth Fund I	None
Mariateresa Monaco	SmallCap Growth Fund II	None
Mariateresa Monaco	SmallCap Value Fund I	None
Mariateresa Monaco	SmallCap Value Fund II	None
Jeffrey R. Tyler	Principal LifeTime Strategic Income Fund	None
Jeffrey R. Tyler	Principal LifeTime 2010 Fund	None
Jeffrey R. Tyler	Principal LifeTime 2015 Fund	None
Jeffrey R. Tyler	Principal LifeTime 2020 Fund	None
Jeffrey R. Tyler	Principal LifeTime 2025 Fund	None
Jeffrey R. Tyler	Principal LifeTime 2030 Fund	None
Jeffrey R. Tyler	Principal LifeTime 2035 Fund	None
Jeffrey R. Tyler	Principal LifeTime 2040 Fund	None
Jeffrey R. Tyler	Principal LifeTime 2045 Fund	None
Jeffrey R. Tyler	Principal LifeTime 2050 Fund	None
Jeffrey R. Tyler	Principal LifeTime 2055 Fund	None
Randy L. Welch	Principal LifeTime Strategic Income Fund	None
Randy L. Welch	Principal LifeTime 2010 Fund	None
Randy L. Welch	Principal LifeTime 2015 Fund	None
Randy L. Welch	Principal LifeTime 2020 Fund	None
Randy L. Welch	Principal LifeTime 2025 Fund	None
Randy L. Welch	Principal LifeTime 2030 Fund	$10,001 - $50,000
Randy L. Welch	Principal LifeTime 2035 Fund	None
Randy L. Welch	Principal LifeTime 2040 Fund	None
Randy L. Welch	Principal LifeTime 2045 Fund	None
Randy L. Welch	Principal LifeTime 2050 Fund	None
Randy L. Welch	Principal LifeTime 2055 Fund	None

Sub-Advisor: AllianceBernstein L.P.
		Other Accounts Managed
				Total Assets
				of the
				Accounts
			Number of	that
			Accounts	base the
		Total Assets	that base	Advisory
	Total	in the	the Advisory	Fee on
	Number	Accounts	Fee on	Performance
	of Accounts	(in millions)	Performance	(in millions)
Bruce K. Aronow: SmallCap
Growth Fund I
Registered investment companies	47	$3,204	-	-
Other pooled investment vehicles	52	$97	-	-
Other accounts	27	$2,065	3	$345

N. Kumar Kirpalani: SmallCap
Growth Fund I
Registered investment companies	44	$2,364	-	-
Other pooled investment vehicles	51	$95	-	-
Other accounts	24	$1,596	3	$345

150

				Total Assets
				of the
				Accounts
			Number of	that
			Accounts	base the
		Total Assets	that base	Advisory
	Total	in the	the Advisory	Fee on
	Number	Accounts	Fee on	Performance
	of Accounts	(in millions)	Performance	(in millions)
Samantha S. Lau: SmallCap
Growth Fund I
Registered investment companies	44	$2,364	-	-
Other pooled investment vehicles	51	$95	-	-
Other accounts	24	$1,596	3	$345

Christopher Marx: LargeCap Value
Fund III
Registered investment companies	61	$10,755	1	$3,827
Other pooled investment vehicles	50	$1,515	-	-
Other accounts	32,687	$18,999	5	169

Joseph G. Paul: LargeCap Value
Fund III
Registered investment companies	154	$30,425	3	$6,743
Other pooled investment vehicles	238	$14,808	9	$380
Other accounts	33,091	$66,147	45	$5,063

John D. Phillips: LargeCap Value
Fund III
Registered investment companies	61	$10,755	1	$3,827
Other pooled investment vehicles	50	$1,515	-	-
Other accounts	32,687	$18,999	5	$169

Greg Powell: LargeCap Value Fund
III
Registered investment companies	152	$30,421	3	$6,743
Other pooled investment vehicles	224	$13,025	6	$334
Other accounts	33,091	$66,147	45	$5,063

Wen-Tse Tseng: SmallCap Growth
Fund I
Registered investment companies	44	$2,364	-	-
Other pooled investment vehicles	51	$95	-	-
Other accounts	24	$1,596	3	$345

Compensation

The Adviser’s (in this compensation discussion , “the Adviser” refers to AllianceBernstein L.P.) compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds.
Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals’ annual compensation is comprised of the following:

(i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

(ii) Discretionary incentive compensation in the form of an annual cash bonus: The Adviser’s overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional’s compensation, the Adviser considers the contribution to his/her team

151

or discipline as it relates to that team’s overall contribution to the long-term investment success, business results and strategy of the Adviser. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional’s compensation and the compensation is not tied to any pre-determined or specified level of performance. The Adviser also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of the Adviser’s leadership criteria.

(iii) Discretionary incentive compensation in the form of awards under the Adviser’s Incentive Compensation Awards
Plan (“deferred awards”): The Adviser’s overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which, prior to 2009, there were various investment options, vest over a four-year period and are generally forfeited if the employee resigns or the Adviser terminates his/her employment. Prior to 2009, investment options under the deferred awards plan included many of the same
AllianceBernstein Mutual Funds offered to mutual fund investors. Beginning in 2009, all deferred awards are in the form of the Adviser’s publicly traded equity securities. Prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of the Adviser’s Master Limited
Partnership Units.

(iv) Contributions under the Adviser’s Profit Sharing/401(k) Plan: The contributions are based on the Adviser’s overall profitability. The amount and allocation of the contributions are determined at the sole discretion of the
Adviser.

(v) Compensation under the Adviser’s Special Option Program: Under this program, certain investment professionals may be permitted to allocate a portion of their deferred awards to options to buy the Adviser’s publicly traded equity securities, and to receive a two-for-one match of such allocated amount. The determination of who may be eligible to participate in the Special Option Program is made at the sole discretion of the Adviser.

Ownership of Securities

Dollar Range of Securities
	PFI Funds Managed by Portfolio Manager	Owned by the Portfolio
Portfolio Manager	(list each fund on its own line)	Manager
Bruce K. Aronow	SmallCap Growth Fund	None
N. Kumar Kirpalani	SmallCap Growth Fund	None
Samantha S. Lau	SmallCap Growth Fund	None
Christopher W. Marx	LargeCap Value Fund III	None
Joseph G. Paul	LargeCap Value Fund III	None
John D. Phillips	LargeCap Value Fund III	None
Greg Powell	LargeCap Value Fund III	None
Wen-Tse Tseng	SmallCap Growth Fund	None

152

Sub-Advisor: American Century Investment Management, Inc.

		Other Accounts Managed
				Total Assets
				of the
			Number of	Accounts
			Accounts	that
			that base	base the
	Total	Total Assets	the Advisory	Advisory
	Number	in the	Fee on	Fee on
	of Accounts	Accounts	Performance	Performance
Prescott LeGard: LargeCap Growth
Fund II
Registered investment companies	7	$8.8 billion	0	$0
Other pooled investment vehicles	2	$40.0 million	0	$0
Other accounts	8	$1.4 billion	0	$0

Gregory J. Woodhams: LargeCap
Growth Fund II
Registered investment companies	8	$8.8 billion	0	$0
Other pooled investment vehicles	2	$40.0 million	0	$0
Other accounts	9	$1.4 billion	0	$0

Compensation

American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. As of October 31, 2010, it includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY
Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For most American Century mutual funds, investment performance is measured by a combination of one- and three-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups.
In 2008, American Century began placing increased emphasis on long-term performance and is phasing in five-year performance comparison periods. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund. Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable over the long term (i.e., has less peer turnover) and that more closely represents the fund’s true peers based on internal investment mandates.

Portfolio managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility.

Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other
American Century mutual funds. This is the case for the LargeCap Growth Fund II. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund. Performance of LargeCap Growth Fund II is not separately considered in determining portfolio manager compensation.

A second factor in the bonus calculation relates to the performance of a number of American Century funds managed according to one of the following investment styles: U.S. growth, U.S. value, quantitative, international and fixed-
income. Performance is measured for each product individually as described above and then combined to create an

153

overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three year performance (equal or asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.

RESTRICTED STOCK PLANS
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).

DEFERRED COMPENSATION PLANS
Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

Ownership of Securities
Dollar Range of Securities
	PFI Funds Managed by Portfolio Manager	Owned by the Portfolio
Portfolio Manager	(list each fund on its own line)	Manager
Prescott LeGard	LargeCap Growth Fund II	None
Gregory J. Woodhams	LargeCap Growth Fund II	None

Sub-Advisor: Barrow, Hanley, Mewhinney & Strauss, LLC
		Other Accounts Managed
				Total Assets
				of the
				Accounts
			Number of	that
			Accounts	base the
		Total Assets	that base	Advisory
	Total	in the	the Advisory	Fee on
	Number	Accounts	Fee on	Performance
	of Accounts	(in millions)	Performance	(in millions)
James P. Barrow: MidCap Value III
Fund
Registered investment companies	13	$27,179.8	3	$24,240.0
Other pooled investment vehicles	2	255.8	-	-
Other accounts	27	2,519.0	-	-

Mark Giambrone: MidCap Value III
Fund
Registered investment companies	8	2,990.3	1	$2,660.4
Other pooled investment vehicles	2	255.8	-	-
Other accounts	40	1,978.0	-	-

David A. Hodges: International
Value I Fund
Registered investment companies	4	836.1	-	-
Other pooled investment vehicles	1	9.3	-	-
Other accounts	5	559.8	-	-

Randolph S. Wrighton, Jr.:
International Value I Fund
Registered investment companies	4	836.1	-	-
Other pooled investment vehicles	1	9.3	-	-
Other accounts	5	559.8	-	-

154

Compensation

In addition to base salary, all BHMS portfolio managers and analysts share in a bonus pool that is distributed semi-
annually. Portfolio managers and analysts are rated on their value added to the team-oriented investment process.
Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst’s sector if there are no compelling opportunities in the industries covered by that analyst.

The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at BHMS will increase over time, if and when assets continue to grow through competitive performance. Lastly, many of our key investment personnel have a long-term incentive compensation plan in the form of an equity interest in Barrow, Hanley, Mewhinney & Strauss, LLC.

Ownership of Securities

Dollar Range of Securities
	PFI Funds Managed by Portfolio Manager	Owned by the Portfolio
Portfolio Manager	(list each fund on its own line)	Manager
James P. Barrow	MidCap Value III Fund	None
Mark Giambrone	MidCap Value III Fund	None
David A. Hodges	International Value I Fund	None
Randolph S. Wrighton, Jr.	International Value I Fund	None

Sub-Advisor: BlackRock Financial Management, Inc.
		Other Accounts Managed
				Total Assets
				of the
			Number of	Accounts
			Accounts	that
			that base	base the
	Total	Total Assets	the Advisory	Advisory
	Number	in the	Fee on	Fee on
	of Accounts	Accounts	Performance	Performance
Martin Hegarty: Inflation Protection
Fund
Registered investment companies	8	$5.70 Billion	0	N/A
Other pooled investment vehicles	3	$256.20 Million	0	N/A
Other accounts	31	$14.32 Billion	0	N/A

Stuart Spodek: Inflation Protection
Fund
Registered investment companies	13	$8.71 Billion	0	N/A
Other pooled investment vehicles	12	$3.19 Billion	3	$1.57 Billion
Other accounts	60	$19.51 Billion	3	$258.9 Million

Brian Weinstein: Inflation
Protection Fund
Registered investment companies	15	$7.83 Billion	0	N/A
Other pooled investment vehicles	26	$9.60 Billion	0	N/A
Other accounts	206	$83.53 Billion	11	$5.83 Billion

155

Compensation

Portfolio Manager Compensation Overview
BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term
Retention and Incentive Plan.

Base Compensation.
Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm.
Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation
Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the
Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks include:

Portfolio Manager	Applicable Benchmarks
Martin Hegarty	A combination of market-based indices (e.g., Barclays Capital Global Real:
U.S. Tips Index), certain customized indices and certain fund industry peer groups.
Stuart Spodek	A combination of market-based indices (e.g., Citigroup 1-Year Treasury
Index, BofA Merrill Lynch 1-3 Year US Corporate & Government Index,
Barclays Capital Global Real: U.S. Tips Index), certain customized indices and certain fund industry peer groups.
Brian Weinstein	A combination of market-based indices (e.g., Barclays Capital U.S.
Aggregate Bond Index, Barclays Capital Intermediate Government/Credit
Index, Barclays Capital Global Real: U.S. Tips Index), certain customized indices and certain fund industry peer groups.

BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio managers’
compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5 and 10-year periods, as applicable.

Distribution of Discretionary Incentive Compensation
Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock,
Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

Long-Term Retention and Incentive Plan (“LTIP”) — From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock. Messrs. Spodek and Weinstein have each received awards under the LTIP.

156

Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Messrs. Spodek and Weinstein have each participated in the deferred compensation program.

Options and Restricted Stock Awards — A portion of the annual compensation of certain employees is mandatorily deferred into BlackRock restricted stock units. Prior to the mandatory deferral into restricted stock units, BlackRock granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also granted restricted stock awards designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years. Mr.
Spodek has been granted stock options and/or restricted stock in prior years.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the
BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

Ownership of Securities

Dollar Range of Securities
	PFI Funds Managed by Portfolio Manager	Owned by the Portfolio
Portfolio Manager	(list each fund on its own line)	Manager
Martin Hegarty	Inflation Protection Fund	None
Stuart Spodek	Inflation Protection Fund	None
Brian Weinstein	Inflation Protection Fund	None

Sub-Advisor: Brown Investment Advisory Incorporated

		Other Accounts Managed
				Total Assets
				of the
			Number of	Accounts
			Accounts	that
		Total Assets	that base	base the
	Total	in the	the Advisory	Advisory
	Number	Accounts	Fee on	Fee on
	of Accounts	(thousands)	Performance	Performance
Christopher A. Berrier: SmallCap Growth
Fund I
Registered investment companies	1	$179,463	0	0
Other pooled investment vehicles	2	$16,293	0	0
Other accounts	70	$372,518	0	0

Timothy W. Hathaway: SmallCap Growth
Fund I
Registered investment companies	1	$179,463	0	0
Other pooled investment vehicles	2	$16,293	0	0
Other accounts	70	$372,518	0	0

Kenneth M. Stuzin: LargeCap Growth Fund I
Registered investment companies	5	$656,831	0	0
Other pooled investment vehicles	4	$285,576	0	0
Other accounts	75	$1,265,991	0	0

157

Compensation

Brown Advisory pays its investment professionals out of its total revenues and other resources, including the sub-
advisory fees earned with respect to the Funds. Portfolio managers of the sub-adviser receive a compensation package that includes a base salary and variable incentive bonus. The incentive bonus is subjective. It takes into consideration a number of factors including but not limited to performance, client satisfaction and service and the profitability of the sub-adviser's business. Portfolio managers who are members of the sub-adviser's management team may maintain a significant equity interest in Brown Advisory Holdings Incorporated. When evaluating a portfolio manager's performance the sub-adviser compares the pre-tax performance of a portfolio manager's accounts to a relative broad-based market index over a trailing 1, 3, and 5 year time period. The performance bonus is distributed at calendar year-end based on, among other things, the pre-tax investment return over the prior 1, 3, and 5 year periods.

Ownership of Securities

Dollar Range of Securities
	PFI Funds Managed by Portfolio Manager	Owned by the Portfolio
Portfolio Manager	(list each fund on its own line)	Manager
Christopher A. Berrier	Small-Cap Growth Fund I	None
Timothy W. Hathaway, CFA	Small-Cap Growth Fund I	None
Kenneth M. Stuzin, CFA	LargeCap Growth I	None

Sub-Advisor: Causeway Capital Management LLC

		Other Accounts Managed
				Total Assets
				of the
				Accounts
			Number of	that
			Accounts	base the
		Total Assets	that base	Advisory
	Total	in the	the Advisory	Fee on
	Number	Accounts	Fee on	Performance
	of Accounts	(in millions)	Performance	(in millions)
James Doyle : International Value
Fund I
Registered investment companies	8	$3,695	0	$0
Other pooled investment vehicles	5	$947	0	$0
Other accounts	54	$6,461	1	$427

Kevin Durkin: International Value
Fund I
Registered investment companies	8	$3,695	0	$0
Other pooled investment vehicles	5	$947	0	$0
Other accounts	49	$6,461	1	$427

Jonathan Eng: International Value
Fund I
Registered investment companies	8	$3,695	0	$0
Other pooled investment vehicles	5	$947	0	$0
Other accounts	51	$6,462	1	$427

Harry Hartford: International Value
Fund I
Registered investment companies	8	$3,695	0	$0
Other pooled investment vehicles	5	$947	0	$0
Other accounts	55	$6,463	1	$427

Sarah H. Ketterer: International
Value Fund I
Registered investment companies	8	$3,695	0	$0
Other pooled investment vehicles	5	$947	0	$0
Other accounts	52	$6,486	1	$427

158

Compensation

Ms. Ketterer and Mr. Hartford, the chief executive officer and president of Causeway, respectively, receive annual salaries and are entitled, as controlling owners of the firm, to distributions of the firm’s net profits based on their ownership interests. They do not receive incentive compensation. Messrs. Doyle, Eng, and Durkin receive salary, incentive compensation, equity grants, and distributions of firm net profit based on their ownership interests. Salary and incentive compensation are determined by the firm’s Operating Committee, led by Ms. Ketterer and Mr. Hartford,
weighing a variety of objective and subjective factors. Portfolios are team managed, no specific formula is used and salary and incentive compensation are not based on the specific performance of the Fund or any single client account managed by Causeway. The following factors are among those considered in determining incentive compensation: individual research contribution, portfolio management contribution, group research contribution and client service contribution.

Ownership of Securities

	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities
Portfolio Manager	(list each fund on its own line)	Owned by the Portfolio Manager
James Doyle	International Value Fund I	None
Kevin Durkin	International Value Fund I	None
Jonathan Eng	International Value Fund I	None
Harry Hartford	International Value Fund I	None
Sarah H. Ketterer	International Value Fund I	None

Sub-Advisor: ClearBridge Advisors, LLC

		Other Accounts Managed
				Total Assets
				of the
			Number of	Accounts
			Accounts	that
			that base	base the
	Total	Total Assets	the Advisory	Advisory
	Number	in the	Fee on	Fee on
	of Accounts	Accounts	Performance	Performance
Scott Glasser: LargeCap Blend
Fund II
Registered investment companies	6	$6,333,650,231	0	0
Other pooled investment vehicles	3	179,064,721	0	0
Other accounts	32,737	6,782,580,824	0	0

Michael Kagan: LargeCap Blend
Fund II
Registered investment companies	5	$5,450,805,630	1	$497,931,603
Other pooled investment vehicles	3	148,631,547	0	0
Other accounts	4,689	1,044,633,562	0	0

Compensation

Portfolio Manager Compensation
ClearBridge investment professionals receive base salary, other employee benefits and are eligible to receive incentive compensation. Base salary is fixed and typically determined based on market factors and the skill and experience of individual investment personnel.
ClearBridge has incentive and deferred compensation plans (the “Plans”) for its investment professionals, including the fund’s portfolio managers and research analysts. The Plans are designed to align the objectives of ClearBridge investment professionals with those of fund shareholders and other ClearBridge clients.
Additionally, the deferred plans are designed to retain its investment professionals and reward long-term performance.

159

Incentive Compensation

Investment performance is the key component in determining the final incentive award for all of ClearBridge’s investment professionals. A portfolio manager’s initial incentive award is based on the investment professional’s ongoing contribution to ClearBridge’s investment and business results and externally measured competitive pay practices for the portfolio manager’s position/experience within the firm. This award is then adjusted upward or downward based on investment performance during the most recent year over a rolling 1, 3 and 5 year time period. Product performance is ranked among a “peer group” of non-ClearBridge investment managers and the applicable product benchmark (e.g., a securities index and, with respect to a fund, the benchmark set forth in the fund’s Prospectus to which the fund’s average annual total returns are compared).

The peer group of non-ClearBridge investment managers is defined by product style/type, vehicle type and geography and selected by independent vendors that track and provide (for a fee paid by ClearBridge) relevant peer group performance and ranking data (e.g., primarily Lipper or Callan).

The 1, 3 and 5 year performance versus benchmark and peer group approximate effective weightings are 35% for trailing 1 year performance, 50% for trailing 3 year performance and 15% for trailing 5 year performance. Lastly, the incentive award for an investment professional may also be adjusted by ClearBridge’s Chief Investment Officer and Chief Operating Officer based on other qualitative factors such as contribution to the firm and the development of investment staff.

For ClearBridge’s centralized research professionals, there is an annual incentive compensation plan with a combined scorecard based on portfolio manager questionnaires/surveys, stock picking performance and contribution to the firm. The analyst’s stock picks are tracked on a formal basis through Factset and make up a portion of the analyst’s overall scorecard performance. These stock picks are measured versus their respective sector indexes.

Deferred Award

Up to 20% of an investment professional’s annual incentive compensation is subject to deferral. For portfolio managers, one-quarter of this deferral is invested in their primary managed product, one-quarter in a composite portfolio of the firm’s new products and one-quarter in up to 14 elected proprietary ClearBridge managed funds. Consequently, portfolio managers potentially could have 50% of their deferred award amount tracking the performance of their primary managed product. The final one-quarter of the deferral is received in the form of Legg Mason restricted stock shares.

For centralized research analysts, one-half of their deferral is invested in up to 14 elected proprietary funds, while one-quarter is invested in the new product composite and the remaining one-quarter is received in the form of Legg Mason restricted stock shares.

Legg Mason then makes a company investment in the proprietary ClearBridge-managed funds equal to the deferral amounts by fund. This investment is a company asset held on the Legg Mason balance sheet and paid out to the employees in shares upon vesting over a four-year deferral period.

Ownership of Securities

	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities
Portfolio Manager	(list each fund on its own line)	Owned by the Portfolio Manager
Scott Glasser	LargeCap Blend Fund II	None
Michael Kagan	LargeCap Blend Fund II	None

160

Sub-Advisor: Columbus Circle Investors

		Other Accounts Managed
				Total Assets
				of the
			Number of	Accounts
			Accounts	that
			that base	base the
	Total	Total Assets	the Advisory	Advisory
	Number	in the	Fee on	Fee on
	of Accounts	Accounts	Performance	Performance
Thomas Bisighini: LargeCap
Growth Fund
Registered investment companies	6	$1,297 M	0	0
Other pooled investment vehicles	4	$720 M	0	0
Other accounts	143	$6,082 M	4	$539 M

Clifford Fox: MidCap Growth Fund
and SmallCap Growth Fund I
Registered investment companies	3	$371 M	0	0
Other pooled investment vehicles	2	$110 M	0	0
Other accounts	112	$3,264 M	3	$203 M

Michael Iacono: MidCap Growth
Fund
Registered investment companies	1	$244 M	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	66	$1,188 M	0	0

Anthony Rizza: LargeCap Growth
Fund
Registered investment companies	6	$1,297 M	0	0
Other pooled investment vehicles	4	$720 M	0	0
Other accounts	143	$6,082 M	4	$539 M

Katerina Wasserman: SmallCap
Growth Fund I
Registered investment companies	3	$371 M	0	0
Other pooled investment vehicles	2	$110 M	0	0
Other accounts	112	$3,264 M	3	$203 M

Compensation

Columbus Circle Investors seeks to maintain a competitive compensation program based on investment management industry standards to attract and retain superior investment professionals. Compensation structure is comprised of the following:

a.	Base Salary. Each member of the professional staff is paid a fixed base salary, which varies depending on the experience and responsibilities assigned to that individual. The firm's goal is to maintain competitive base salaries through an annual review process, which includes an analysis of industry standards, market conditions, and salary surveys.

b.	Bonus. Each member of the professional staff is eligible to receive an annual bonus. Targeted bonus amounts vary among professional staff based on the experience level and responsibilities. Bonus compensation is based upon the performance of the investment strategy and the role that person plays in adding to the overall value added to the portfolio(s).

161

A second bonus pool is for long term compensation and retention. Five percent of the firm’s profits are allocated to certain employees via a three year cliff vesting deferred cash program. These units are awarded based on the employees’ contribution to CCI during the year.

c.	Equity Payments. Professional staff who are partners of CCI receive also quarterly distributions based upon their equity ownership share and firm profitability.

All Columbus Circle employees are eligible to participate in a competitive benefits package including health and retirement benefits [in the form of a 401(k) plan].

Ownership of Securities

Dollar Range of Securities
	PFI Funds Managed by Portfolio Manager	Owned by the Portfolio
Portfolio Manager	(list each fund on its own line)	Manager
Thomas Bisighini	LargeCap Growth	None
Clifford Fox	MidCap Growth	None
Clifford Fox	SmallCap Growth	None
Michael Iacono	MidCap Growth	None
Anthony Rizza	LargeCap Growth	None
Katerina Wasserman	SmallCap Growth	None

Sub-Advisor: Dimensional Fund Advisors LP

		Other Accounts Managed
				Total Assets
				of the
			Number of	Accounts
			Accounts	that
			that base	base the
	Total	Total Assets	the Advisory	Advisory
	Number	in the	Fee on	Fee on
	of Accounts	Accounts	Performance	Performance
Stephen A. Clark: SmallCap Value
Fund II
Registered investment companies	92	$133,625,788,409	0	0
Other pooled investment vehicles	20	$25,316,177,423	1	$220,049,369
Other accounts	73	$11,602,978,770	1	$730,969,830

Compensation

Dimensional Fund Advisors LP (“Dimensional”) portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of Dimensional and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of a portfolio or other accounts that the portfolio managers manage. Dimensional reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

• Base salary. Each portfolio manager is paid a base salary. Dimensional considers the factors described above to determine each portfolio manager’s base salary.

• Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

162

Portfolio managers may be awarded the right to purchase restricted equity interest of Dimensional determined from time to time by the Board of Directors of Dimensional’s parent company or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

In addition, portfolio managers are given the option of participating in Dimensional’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Ownership of Securities

Dollar Range of Securities
	PFI Funds Managed by Portfolio Manager	Owned by the Portfolio
Portfolio Manager	(list each fund on its own line)	Manager
Stephen A. Clark	SmallCap Value Fund II	None

Sub-Advisor: Edge Asset Management, Inc.

		Other Accounts Managed
				Total Assets
				of the
			Number of	Accounts
			Accounts	that
			that base	base the
	Total	Total Assets	the Advisory	Advisory
	Number	in the	Fee on	Fee on
	of Accounts	Accounts	Performance	Performance
Charles D. Averill: SAM Balanced,
SAM Conservative Balanced, SAM
Conservative Growth, SAM Flexible
Income and SAM Strategic Growth
Portfolios
Registered investment companies	6	$1.9 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Daniel R. Coleman: Equity Income
and Principal Capital Appreciation
Funds
Registered investment companies	1	$620 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Jill R. Cuniff: SAM Balanced, SAM
Conservative Balanced, SAM
Conservative Growth, SAM Flexible
Income and SAM Strategic Growth
Portfolios
Registered investment companies	5	$1.6 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Mark Denkinger: High Yield Fund
Registered investment companies	4	$3.7 billion	0	$0
Other pooled investment vehicles	2	$520.0 million	0	$0
Other accounts	15	$707.7 million	3	$39.2 million

Phillip M. Foreman: Principal	N/A	N/A	N/A	N/A
Capital Appreciation Fund
Registered investment companies	1	$117.3 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

163

				Total Assets
				of the
			Number of	Accounts
			Accounts	that
			that base	base the
	Total	Total Assets	the Advisory	Advisory
	Number	in the	Fee on	Fee on
	of Accounts	Accounts	Performance	Performance
John R. Friedl: Government &
High Quality Bond, Income, and
Short-Term Income Funds
Registered investment companies	3	$960 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Todd A. Jablonski: SAM
Balanced, SAM Conservative
Balanced, SAM Conservative
Growth, SAM Flexible Income and
SAM Strategic Growth Portfolios
Registered investment companies	6	$1.9 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Ryan P. McCann: Government &
High Quality Bond, Income, and
Short-Term Income Funds
Registered investment companies	3	$960 million	0	$0
Other pooled investment vehicles	1	$603 million	0	$0
Other accounts	0	$0	0	$0

Scott J. Peterson: Government &
High Quality Bond, Income, and
Short-Term Income Funds
Registered investment companies	3	$960 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

David W. Simpson: Equity Income
Fund
Registered investment companies	1	$503.2 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Darrin Smith: High Yield Fund
Registered investment companies	4	$3.7 billion	0	$0
Other pooled investment vehicles	2	$520.0 million	0	$0
Other accounts	15	$707.7 million	0	$0

Compensation

Edge Asset Management, Inc. offers a competitive salary and incentive compensation plan that is evaluated periodically relative to other top-tier asset management firms. Percentages of base salary versus performance bonus vary by position but are based on national market data and are consistent with industry standards. Total compensation is targeted to be competitive with the national averages. Edge believes that Edge’s compensation plan is adequate to hire and retain competent personnel. All investment professionals participate in our incentive compensation plan.

The incentive-based portion of the Portfolio Managers' compensation is determined by a combination of investment performance, professional performance and the firm’s financial metrics. Investment performance is 70% of a Portfolio
Manager’s incentive compensation and is based on a comparison of the Portfolio Manager's investment performance with the performance of peer groups as measured equally by 1-3-5 year performance. Professional performance is
30% of a Portfolio Manager's incentive compensation as measured by satisfaction of goals such as those related to

164

team contribution and quality of research, and is inherently subjective. Total Portfolio Manager incentive compensation is adjusted by firm financial metrics, which include revenue growth metrics. Incentive compensation can be targeted up to 125% of a portfolio manager's total base compensation but could be higher or lower depending on measurement factors.

Edge believes incentive compensation for Portfolio Managers is well aligned with client goals and objectives, which seeks to adequately incentivize Portfolio Managers and Analysts to seek maximum performance within appropriate risk parameters. Requirements to stay within stated client guidelines provide adequate risk controls.

In addition, Portfolio Managers may receive additional compensation in the form of long-term incentive awards, depending on the position, either non-qualified stock option grants of Principal Financial Group common stock or a combination of performance shares and options to eligible participants who obtain high performance levels. The grant is based on professional and investment performance. Participation each year will depend on individual performance levels. All investment personnel are eligible to participate in the firm's standard employee health and welfare programs, including the firm’s 401k plan.

There is a portion of the cash based incentive compensation for employees that may be deferred. This is dependent on multiple factors including the firms overall profitability, the overall cash incentive compensation award and other factors. If the overall cash incentive compensation award reaches a certain threshold a portion of the award may be deferred over a three year vesting schedule. The deferred assets are invested in cash. The managers are not directly compensated on asset growth, but are compensated based on the growth of the firm and the overall profitability of the firm. The ability to help grow the assets of their products is included in the metrics for incentive and total compensation.

All Incentive Plans are reviewed periodically for alignment with market, client and firm objectives and are subject to change.

Ownership of Securities

Dollar Range of Securities
	PFI Funds Managed by Portfolio Manager	Owned by the Portfolio
Portfolio Manager	(list each fund on its own line)	Manager
Charles D. Averill	SAM Balanced Portfolio	None
Charles D. Averill	SAM Conservative Balanced Portfolio	None
Charles D. Averill	SAM Conservative Growth Portfolio	None
Charles D. Averill	SAM Flexible Income Portfolio	$10,001 - $50,000
Charles D. Averill	SAM Strategic Growth Portfolio	$500,001-$1,000,000
Daniel R. Coleman	Equity Income Fund	$50,001 - $100,00
Daniel R. Coleman	Principal Capital Appreciation Fund	$10,001 - $50,000
Jill R. Cuniff	SAM Balanced Portfolio	None
Jill R. Cuniff	SAM Conservative Balanced Portfolio	None
Jill R. Cuniff	SAM Conservative Growth Portfolio	None
Jill R. Cuniff	SAM Flexible Income Portfolio	None
Jill R. Cuniff	SAM Strategic Growth Portfolio	None
Mark Denkinger	High Yield Fund	$100,001 - $500,000
Phillip M. Foreman	Principal Capital Appreciation Fund	$100,001-$500,000
John R. Friedl	Income Fund	None
John R. Friedl	Government & High Quality Bond Fund	None
John R. Friedl	Short-Term Income Fund	None
Todd A. Jablonski	SAM Balanced Portfolio	$10,001 - $50,000
Todd A. Jablonski	SAM Conservative Balanced Portfolio	None
Todd A. Jablonski	SAM Conservative Growth Portfolio	None
Todd A. Jablonski	SAM Flexible Income Portfolio	None
Todd A. Jablonski	SAM Strategic Growth Portfolio	None
Ryan P. McCann	Income Fund	None
Ryan P. McCann	Government & High Quality Bond Fund	None
Ryan P. McCann	Short-Term Income Fund	None
Scott J. Peterson	Income Fund	None
Scott J. Peterson	Government & High Quality Bond Fund	None
Scott J. Peterson	Short-Term Income Fund	None
David W. Simpson	Equity Income Fund	$100,001-$500,000
Darrin E. Smith	High Yield Fund	$50,001 - $100,000

165

Sub-Advisor: Emerald Advisers, Inc.

		Other Accounts Managed
				Total Assets
				of the
			Number of	Accounts
			Accounts	that
			that base	base the
	Total	Total Assets	the Advisory	Advisory
	Number	in the	Fee on	Fee on
	of Accounts	Accounts	Performance	Performance
Joseph W. Garner: SmallCap
Growth Fund II
Registered investment companies	1	$104 mm
Other pooled investment vehicles	0	$0	0	$0
Other accounts	29	$987 mm

Kenneth G. Mertz II: SmallCap
Growth Fund II
Registered investment companies	2	$144 mm
Other pooled investment vehicles	0	$0	0	$0
Other accounts	43	$1.1 bil

Peter J. Niedland: SmallCap
Growth Fund II
Registered investment companies	1	$104 mm
Other pooled investment vehicles	0	$0	0	$0
Other accounts	30	$988 mm

Stacey L. Sears: SmallCap Growth
Fund II
Registered investment companies	1	$104 mm
Other pooled investment vehicles	0	$0	0	$0
Other accounts	39	$1.0 bil

Compensation

Emerald has a company-wide compensation/incentive plan. A consulting firm aided in the development of this plan.
The first stage was implemented in 1999, and included a salary grid structure for all employees and job titles. The firm’s Compensation Committee (which includes members of Emerald’s board of directors) can adjust an individual’s salary based on actual job performance. The salary grid points were chosen in concert with the Consultant following an industry review and comparison survey.

The second stage is a quarterly Bonus Plan that keys job performance to eligibility and amount. The “firm-wide”
component, which mandates whether or not the firm as a whole will pay yearly bonuses, is tied to the firm’s performance and was adopted beginning in 2000. Bonuses can range from zero to 300% of base salaries. If the firm’s performance is sufficient to warrant bonus payments, the Compensation Committee decides on a percentage payout of the eligible bonus pool to each operating area: Portfolio Management, Research, Marketing and
Operations.

Finally, each unit’s Managing Director assigns specific employee bonus amounts from the eligible pool, based on quarterly performance reviews and the manager’s relative performance against the comparable index for rolling
Quarter, Year, and Five Year periods.

Emerald has consistently awarded or offered the purchase of direct equity ownership in the firm to key employees.
Emerald believes it has a competitive compensation/incentive structure relative to its industry based both on the involvement of the Consultant and the fact that we have consistently retained its key senior management staff over the long-term.

166

Ownership of Securities

Dollar Range of Securities
	PFI Funds Managed by Portfolio Manager	Owned by the Portfolio
Portfolio Manager	(list each fund on its own line)	Manager
Joseph W. Garner	SmallCap Growth Fund II	None
Kenneth G. Mertz II	SmallCap Growth Fund II	None
Peter J. Niedland	SmallCap Growth Fund II	None
Stacey L. Sears	SmallCap Growth Fund II	None

Sub-Advisor: Essex Investment Management Company, LLC (“Essex”)

		Other Accounts Managed
				Total Assets
				of the
				Accounts
			Number of	that
			Accounts	base the
		Total Assets	that base	Advisory
	Total	in the	the Advisory	Fee on
	Number	Accounts	Fee on	Performance
	of Accounts	(in millions)	Performance	(in millions)
Nancy Prial: SmallCap Growth
Fund II
Registered investment companies	2	$180
Other pooled investment vehicles	4	$151	1	$1
Other accounts	23	$259

Compensation

The professionals at Essex are compensated by a three-tiered approach. First, all of the investment professionals have industry-competitive base salaries and receive a percentage of the firm's profits through a profit-
sharing/pension plan. Second, Essex's professionals receive a year-end bonus based on their personal performance and Essex's composite performance relative to our peers and benchmark. Third, Essex offers a competitive benefit package including comprehensive family health coverage.

Essex’s yearly investment performance drives the portfolio managers’ incentive portion (“bonus”) of their compensation package. The portfolio managers’ bonus is based on their respective portfolios' absolute, relative, and risk-adjusted performance. 75% of the evaluation is based on performance of the portfolios and 25% is based on teamwork, communication, and other subjective criteria. We also incent them on their 1,2 and 3 year performance track record.

As an added retention mechanism, Essex offers ownership to both existing and prospective employees. Essex envisions granting ownership as an additional incentive to the employees who contribute the greatest to the firm's future success.

Finally, Essex is committed to using a fundamental team approach and culture that encourages continuity among its investment professionals and makes a conscious effort to reward its team members accordingly.

Ownership of Securities

Dollar Range of Securities
	PFI Funds Managed by Portfolio Manager	Owned by the Portfolio
Portfolio Manager	(list each fund on its own line)	Manager
Nancy Prial	SmallCap Growth Fund II	None

167

Sub-Advisor: Goldman Sachs Asset Management, L.P. (“GSAM”)

		Other Accounts Managed
				Total Assets
				of the
				Accounts
			Number of	that
			Accounts	base the
		Total Assets	that base	Advisory
	Total	in the	the Advisory	Fee on
	Number	Accounts	Fee on	Performance
	of Accounts	(in millions)	Performance	(in millions)
Dolores Bamford: MidCap Value
Fund I
Registered investment companies	6	$ 11,410	-	-
Other pooled investment vehicles	2	$ 186	2	$ 186
Other accounts	166	$ 8,832	1	$59

Andrew Braun: MidCap Value Fund I
Registered investment companies	7	$ 12,673	-	-
Other pooled investment vehicles	2	$ 186	2	$ 186
Other accounts	166	$ 8,832	1	$59

Sean Gallagher: MidCap Value Fund I
Registered investment companies	7	$ 12,673	-	-
Other pooled investment vehicles	2	$ 186	2	$ 186
Other accounts	166	$ 8,832	1	$59

Compensation

Compensation for GSAM portfolio managers is comprised of a base salary and year-end discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each portfolio manager's individual performance and his or her contribution to overall team performance;
the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded, in part, for their delivery of investment performance, measured on a pre-tax basis, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over 1-3- and 5-year time horizons.

The benchmark for the Principal Funds, Inc. – MidCap Value Fund I is: The Russell Mid Cap Value Index

The discretionary variable compensation for portfolio managers is also significantly influenced by: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameter and investment objective of the fund. Other factors may also be considered including: (1) general client/shareholder orientation and (2) teamwork and leadership. Portfolio managers may receive equity-based awards as part of their discretionary variable compensation.

Other Compensation—In addition to base salary and year-end discretionary variable compensation, the firm has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.

Ownership of Securities

Dollar Range of Securities
	PFI Funds Managed by Portfolio Manager	Owned by the Portfolio
Portfolio Manager	(list each fund on its own line)	Manager
Dolores Bamford	MidCap Value Fund I	None
Andrew Braun	MidCap Value Fund I	None
Sean Gallagher	MidCap Value Fund I	None

168

Sub-Advisor: Guggenheim Investment Management, LLC (“GIM”)

		Other Accounts Managed
				Total Assets
				of the
			Number of	Accounts
			Accounts	that
			that base	base the
	Total	Total Assets	the Advisory	Advisory
	Number	in the	Fee on	Fee on
	of Accounts	Accounts	Performance	Performance
Richard Lindquist: Global
Diversified Income Fund
Registered investment companies	5	$805,410,174	0	$0
Other pooled investment vehicles	7	$358,300,367	1	$37,618,275
Other accounts	18	$540,305,374	4	$154,271,241

Patrick Mitchell: Global Diversified
Income Fund
Registered investment companies	5	$805,410,174	0	$0
Other pooled investment vehicles	7	$358,300,367	1	$37,618,275
Other accounts	13	$540,305,374	4	$154,271,241

Compensation

GIM pays its investment professionals out of its total revenues and other sources, including the sub-advisory fees earned with respect to the Global Diversified Income Fund. GIM portfolio managers' compensation consists of the following elements: (i) Base Salary: the portfolio managers are paid a fixed base salary by GIM, which is set at a level determined to be appropriate based upon the individual's experience and responsibilities; and (ii) Annual Bonus:
the portfolio managers are paid a discretionary annual bonus by GIM, which is based on the overall performance and profitability of GIM, but not on performance of the Global Diversified Income Fund or other accounts managed by the portfolio managers. The portfolio managers also participate in benefit plans (e.g., health, dental, life) and programs generally available to all employees of the GIM.

Ownership of Securities

	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities
Portfolio Manager	(list each fund on its own line)	Owned by the Portfolio Manager
Richard Lindquist	Global Diversified Income Fund	None
Patrick Mitchell	Global Diversified Income Fund	None

Sub-Advisor: Invesco Advisers, Inc.

Other Accounts Managed
Total Assets
of the
			Number of	Accounts
			Accounts	that
		Total Assets	that base	base the
	Total	in the	the Advisory	Advisory
	Number	Accounts	Fee on	Fee on
	of Accounts	(in millions)	Performance	Performance
Thomas Byron: California Municipal
and Tax-Exempt Bond Funds
Registered investment companies	29	$10,935.4	N/A	N/A
Other pooled investment vehicles	None	None	N/A	N/A
Other accounts	None	None	N/A	N/A

169

Total Assets
of the
			Number of	Accounts
			Accounts	that
		Total Assets	that base	base the
	Total	in the	the Advisory	Advisory
	Number	Accounts	Fee on	Fee on
	of Accounts	(in millions)	Performance	Performance
Robert Stryker: California Municipal
and Tax-Exempt Bond Funds
Registered investment companies	34	$11,658.5	N/A	N/A
Other pooled investment vehicles	None	None	N/A	N/A
Other accounts	None	None	N/A	N/A

Rob Wimmel: California Municipal
and Tax-Exempt Bond Funds
Registered investment companies	30	$11,554.2	N/A	N/A
Other pooled investment vehicles	None	None	N/A	N/A
Other accounts	None	None	N/A	N/A

Compensation

Invesco seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity and an equity compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive fund performance. Invesco evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following three elements:

Base Salary. Each portfolio manager is paid a base salary. In setting the base salary, Invesco’s intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

Annual Bonus. The portfolio managers are eligible, along with other employees Invesco, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco reviews and approves the amount of the bonus pool available Invesco investment centers. The Compensation Committee considers investment performance and financial results in its review. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance)
and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

Each portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager as described in the table below.

Sub-Adviser	Performance time period[1]

Invesco [2]	One-, Three- and Five-year performance against
Fund peer group.

High investment performance (against applicable peer group and/or benchmarks) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.

[1] Rolling time periods based on calendar year-end.
[2] Portfolio Managers may be granted a short-term award that vests on a pro-rata basis over a four year period and final payments are based on the performance of eligible Funds selected by the portfolio manager at the time the award is granted.

170

Equity-Based Compensation. Portfolio managers may be granted an award that allows them to select receipt of shares of certain Invesco Funds with a vesting period as well as common shares and/or restricted shares of Invesco stock from pools determined from time to time by the Compensation Committee of Invesco Board of Directors.
Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

Ownership of Securities

	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities
Portfolio Manager	(list each fund on its own line)	Owned by the Portfolio Manager
Thomas Byron	California Municipal Fund	None
	Tax-Exempt Bond Fund	None
Robert Stryker	California Municipal Fund	None
	Tax-Exempt Bond Fund	None
Rob Wimmel	California Municipal Fund	None
	Tax-Exempt Bond Fund	None

Sub-Advisor: J.P. Morgan Investment Management Inc.

		Other Accounts Managed
				Total Assets
				of the
			Number of	Accounts
			Accounts	that
			that base	base the
	Total	Total Assets	the Advisory	Advisory
	Number	in the	Fee on	Fee on
	of Accounts	Accounts	Performance	Performance
James Gibson: High Yield Fund I
Registered Investment Companies	1	$8,038,795	1	$147,942
Other Pooled Investment Vehicles	N/A	N/A	N/A	N/A
Other Accounts	N/A	N/A	N/A	N/A

William Morgan: High Yield Fund I
Registered Investment Companies	4	$8,212,247	1	$147,942
Other Pooled Investment Vehicles	8	$6,173,238	N/A	N/A
Other Accounts	13	$1,428,341	2	$280,095

James Shanahan: High Yield Fund I
Registered Investment Companies	4	$12,282,523	1	$147,942
Other Pooled Investment Vehicles	7	$2,169,076	N/A	N/A
Other Accounts	11	$1,437,709	2	$280,095

Compensation

J.P. Morgan Investment Management Inc. (JP Morgan)'s Portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JP Morgan. These elements reflect individual performance and the performance of JP Morgan's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

171

Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to
40% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by JP
Morgan or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

Ownership of Securities

	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities
Portfolio Manager	(list each fund on its own line)	Owned by the Portfolio Manager
James Gibson	High Yield Fund I	None
William Morgan	High Yield Fund I	None
James Shanahan	High Yield Fund I	None

Sub-Advisor: Jacobs Levy Equity Management, Inc.

		Other Accounts Managed
				Total Assets
				of the
			Number of	Accounts
			Accounts	that
			that base	base the
	Total	Total Assets	the Advisory	Advisory
	Number	in the	Fee on	Fee on
	of Accounts	Accounts	Performance	Performance
Bruce I. Jacobs: MidCap Growth
Fund III
Registered investment companies	3	$1,032,074	-	-
Other pooled investment vehicles	9	$998,674	-	-
Other accounts	72	$7,406,504	13	$3,086,512

Kenneth N. Levy: MidCap Growth
Fund III
Registered investment companies	3	$1,032,074	-	-
Other pooled investment vehicles	9	$998,674	-	-
Other accounts	72	$7,406,504	13	$3,086,512

Compensation

Each Jacobs Levy portfolio manager receives a fixed salary and a percentage of the profits of the firm, which is based upon the portfolio manager’s ownership interest in the firm. The firm’s profits are derived from the fees it receives from client accounts. For most client accounts, the firm receives a fee based upon a percentage of assets under management (the “Basic Fee”). For some accounts, the firm receives a fee that is adjusted based upon the performance of the account compared to a benchmark. The type of performance adjusted fee, the measurement period for the fee and the benchmark vary by client. Common benchmarks include the S&P 500, Russell 1000,
Russell 2000 and Russell 3000. In some cases, the Basic Fee is adjusted based upon the trailing returns (e.g., annualized trailing 12 quarter returns) of the account relative to an annualized benchmark return plus a specified number of basis points. In other cases, the firm receives the Basic Fee and a percentage of the profits in excess of a benchmark plus a specified number of basis points.

Ownership of Securities

	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities
Portfolio Manager	(list each fund on its own line)	Owned by the Portfolio Manager
Bruce I. Jacobs	MidCap Growth Fund III	None
Kenneth N. Levy	MidCap Growth Fund III	None

172

Sub-Advisor: Los Angeles Capital Management and Equity Research, Inc.

		Other Accounts Managed
				Total Assets
				of the
			Number of	Accounts
			Accounts	that
			that base	base the
	Total	Total Assets	the Advisory	Advisory
	Number	in the	Fee on	Fee on
	of Accounts	Accounts	Performance	Performance
David R. Borger: MidCap Value
Fund I and SmallCap Value Fund II
Registered investment companies	16	$2,040,904,594	0	$0
Other pooled investment vehicles	2	$ 208,509,303	2	$208,509,303
Other accounts	34	$4,211,717,297	7	$1,199,714,808

Christine M. Kugler: MidCap Value
Fund I and SmallCap Value Fund II
Registered investment companies	16	$2,040,904,594	0	$0
Other pooled investment vehicles	2	$ 208,509,303	2	$208,509,303
Other accounts	34	$4,211,717,297	7	$1,199,714,808

Stuart K. Matsuda: MidCap Value
Fund I and SmallCap Value Fund II
Registered investment companies	16	$2,040,904,594	0	$0
Other pooled investment vehicles	2	$ 208,509,303	2	$208,509,303
Other accounts	34	$4,211,717,297	7	$1,199,714,808

Hal W. Reynolds: MidCap Value
Fund I and SmallCap Value Fund II
Registered investment companies	16	$2,040,904,594	0	$0
Other pooled investment vehicles	2	$ 208,509,303	2	$208,509,303
Other accounts	34	$4,211,717,297	7	$1,199,714,808

Thomas D. Stevens: MidCap Value
Fund I and SmallCap Value Fund II
Registered investment companies	16	$2,040,904,594	0	$0
Other pooled investment vehicles	2	$ 208,509,303	2	$208,509,303
Other accounts	34	$4,211,717,297	7	$1,199,714,808

Compensation

LA Capital receives a fee based on the assets under management of the MidCap Value I Fund and the SmallCap
Value II Fund as set forth in an investment sub-advisory agreement between LA Capital and Principal Funds, Inc. LA
Capital pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the MidCap Value I Fund and the SmallCap Value II Fund.

Portfolio management compensation is composed of fixed salaries and bonuses based on merit, and is in no way tied to the performance or market value of the Funds. All portfolio managers are also principals in the firm and thus receive pro-rata ownership distributions of LA Capital's profits on a quarterly basis.

Ownership of Securities
	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities
Portfolio Manager	(list each fund on its own line)	Owned by the Portfolio Manager
David R. Borger	MidCap Value I Fund	None
David R. Borger	SmallCap Value II Fund	None
Christine M. Kugler	MidCap Value I Fund	None
Christine M. Kugler	SmallCap Value II Fund	None
Stuart K. Matsuda	MidCap Value I Fund	None

173

	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities
Portfolio Manager	(list each fund on its own line)	Owned by the Portfolio Manager
Stuart K. Matsuda	SmallCap Value II Fund	None
Hal W. Reynolds	MidCap Value I Fund	None
Hal W. Reynolds	SmallCap Value II Fund	None
Thomas D. Stevens	MidCap Value I Fund	None
Thomas D. Stevens	SmallCap Value II Fund	None

Sub-Advisor: Mellon Capital Management Corporation

		Other Accounts Managed
				Total Assets
				of the
				Accounts
			Number of	that
			Accounts	base the
		Total Assets	that base	Advisory
	Total	in the	the Advisory	Fee on
	Number	Accounts	Fee on	Performance
	of Accounts	(in millions)	Performance	(in millions)
Ronald P. Gala: MidCap Growth
Fund III
Registered investment companies	16	$6,301	1	$4,348
Other pooled investment vehicles	12	$997	1	$29
Other accounts	84	$6,973	17	$1,865

Adam T. Logan: MidCap Growth
Fund III
Registered investment companies	16	$6,301	1	$4,348
Other pooled investment vehicles	12	$997	1	$29
Other accounts	84	$6,973	17	$1,865

Compensation

The primary objectives of the Mellon Capital compensation plans are to:
• Motivate and reward superior investment/business performance
• Attract and retain high-performing individuals critical to the on-going success of Mellon Capital
• Create an ownership mentality for all plan participants
• Motivate and reward continued growth and profitability

The investment professionals' cash compensation is comprised primarily of a market-based base salary and
(variable) incentives (cash and deferred). An investment professional's base salary is determined by the employees'
experience and performance in the role, taking into account ongoing compensation benchmark analyses. A portfolio manager's base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Funding for the Mellon Capital Annual and Long Term Incentive Plan is through a pre-determined fixed percentage of overall Mellon Capital profitability.
Therefore, all bonus awards are based initially on Mellon Capital's financial performance. Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary ("target awards").
These targets are derived based on a review of competitive market data for each position annually. Annual awards are determined by applying multiples to this target award. Awards are 100% discretionary. Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s)
including both short and long term returns as compared to the portfolios assigned benchmark. Other factors considered in determining the award are the asset size and revenue growth/retention of the products managed.
Awards are paid partially in cash with the balance deferred through the Long Term Incentive Plan.

These positions that participate in the Long Term Incentive Plan have a high level of accountability and a large impact on the success of the business due to the position's scope and overall responsibility. This plan provides for an annual award, payable in cash after a three-year cliff vesting period as well as a grant of BNY Mellon Restricted
Stock for senior level roles.

174

Mellon Capital's portfolio managers responsible for managing mutual funds are paid by Mellon Capital and not by the mutual funds. The same methodology described above is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts. Mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that
Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under The Bank of New York Mellon
Corporation Deferred Compensation Plan for Employees.

Ownership of Securities

	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities
Portfolio Manager	(list each fund on its own line)	Owned by the Portfolio Manager
Ronald P. Gala	MidCap Growth Fund III	None
Adam T. Logan	MidCap Growth Fund III	None

Sub-Advisor: Montag & Caldwell, LLC

		Other Accounts Managed
				Total Assets
				of the
				Accounts
			Number of	that
			Accounts	base the
		Total Assets	that base	Advisory
	Total	in the	the Advisory	Fee on
	Number	Accounts	Fee on	Performance
	of Accounts	(in millions)	Performance	(in millions)
Ronald E. Canakaris: LargeCap
Growth Fund II
Registered investment companies	3	$3,437	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	5	$1,040	0	$0

Charles E. Markwalter: LargeCap
Growth Fund II
Registered investment companies	2	$513	0	$0
Other pooled investment vehicles	9	$1,014	0	$0
Other accounts	24	$1,172	0	$0

Grover C. Maxwell III: LargeCap
Growth Fund II
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	22	$440	0	$0

Compensation

Compensation for the portfolio managers includes an annual fixed base salary plus incentive compensation, which may be significantly larger than the base salary.

Incentive compensation levels are subjectively determined by the Firm's Executive Committee, which is comprised of
Montag & Caldwell’s Chairman and President/Chief Executive Officer, and is based on the success of the firm in achieving clients’ investment objectives and providing excellent client service.

Montag & Caldwell does not employ performance-based compensation formulas and incentive compensation is not based on the performance or the value of assets held in the Fund's portfolio or in any other portfolio. Further, incentive compensation is not directly related to the size, growth or fees received from the management of any particular portfolio.

175

The portfolio managers may also participate in a bonus arrangement that is partially based on identifying new business prospects and obtaining new clients. Other components of the portfolio managers’ compensation include a
401(k) savings & profit sharing plan.

Ownership of Securities

	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities
Portfolio Manager	(list each fund on its own line)	Owned by the Portfolio Manager
Ronald E. Canakaris	LargeCap Growth Fund II	None
Charles E. Markwalter	LargeCap Growth Fund II	None
Grover C. Maxwell III	LargeCap Growth Fund II	None

Sub-Advisor: Neuberger Berman Fixed Income, LLC

		Other Accounts Managed
				Total Assets
				of the
				Accounts
			Number of	that
			Accounts	base the
		Total Assets	that base	Advisory
	Total	in the	the Advisory	Fee on
	Number	Accounts	Fee on	Performance
	of Accounts	(in millions)	Performance	(in millions)
Ann H. Benjamin: High Yield Fund I
Registered investment companies	3	$1,031	0	0
Other pooled investment vehicles	2	$2,679	0	0
Other accounts	23	$5,855	1	$145

Thomas P. O’Reilly: High Yield
Fund I
Registered investment companies	3	$1,031	0	0
Other pooled investment vehicles	2	$2,679	0	0
Other accounts	23	$5,855	1	$145

Compensation

At Neuberger Berman Fixed Income, LLC, compensation for fixed income mutual fund portfolio managers is more heavily weighted on the variable portion of total compensation and reflects individual performance, overall contribution to the team, collaboration with colleagues across the firm and overall investment performance. Such portfolio managers are paid through participation in a formulaic production bonus pool. Typically, fixed income portfolio management teams are paid on a tiered, revenue based model, with a holdback component. Eligibility for compensation from the holdback pool is at management’s discretion and based on a variety of criteria including investment performance (including the three year track record), utilization of central resources (including research, sales and operations/support), business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of the organization. Generally, portfolio manager compensation is not substantially dependent on the performance of any one account.

As a firm, the Neuberger Berman organization believes that providing its employees with appropriate incentives, a positive work environment, and an inclusive and collaborative culture is critical to its success in retaining employees.

The fixed income mutual fund portfolio managers participate in long-term retention incentives as follows:

• Employee-Owned Equity. The Neuberger Berman organization recently implemented an equity ownership structure which embodies the importance of incentivizing and retaining key investment professionals. Investment professionals, including the fixed income mutual fund portfolio managers, have received a significant portion of the common equity owned by all employees, and the same proportion of the preferred interests owned by employees.

Employee equity and preferred stock is subject to vesting (25% vests each year at 2nd , 3rd , 4th and 5th anniversary of the date of grant).

176

• Contingent Compensation. Under Neuberger Berman’s contingent compensation plan, the fixed income mutual fund portfolio managers’ compensation is paid part in cash and part in contingent, deferred compensation. The contingent, deferred portion vests over a number of years and will be paid out in cash.
Neuberger Berman is in the process of structuring the program whereby the cash return during the vesting and payment period would primarily track a portfolio team’s composite or reference portfolio. Because the deferred compensation is subject to a vesting schedule, it is an important tool in retaining key employees. In addition, it aligns investment professionals with the investment process and the interest of clients, thereby reflecting industry practices.

• Restrictive Covenants. The fixed income mutual fund portfolio managers that have received equity have agreed to certain restrictive covenants, including employee and client non-solicitation terms.

Ownership of Securities

	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities
Portfolio Manager	(list each fund on its own line)	Owned by the Portfolio Manager
Ann H. Benjamin	High Yield Fund I	None
Thomas P. O’Reilly	High Yield Fund I	None

Sub-Advisor: Pacific Investment Management Company LLC

		Other Accounts Managed
				Total Assets
				of the
				Accounts
			Number of	that
			Accounts	base the
		Total Assets	that base	Advisory
	Total	in the	the Advisory	Fee on
	Number	Accounts	Fee on	Performance
	of Accounts	(in millions)	Performance	(in millions)
William Gross: Core Plus Bond Fund I	150	$446,003.36	37	$16,602.12
Registered investment companies	41	$369,460.85	0	$0
Other pooled investment vehicles	43	$39,714.86	14	$5,200.40
Other accounts	66	$36,827.65	23	$11,401.73

Compensation

PIMCO has adopted a Total Compensation Plan for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes an incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, discretionary performance bonus, and may include an equity or long term incentive component.

Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

The Total Compensation Plan consists of three components:
• Base Salary - Base salary is determined based on core job responsibilities, market factors and business considerations. Salary levels are reviewed annually or when there is a significant change in job responsibilities or the market.
• Performance Bonus – Performance bonuses are designed to reward high performance standards, work ethic and consistent individual and team contributions to the firm. Each professional and his or her supervisor will agree upon performance objectives to serve as the basis for performance evaluation during the year. The objectives will outline individual goals according to pre-established measures of group or department success.
Achievement against these goals is measured by the employee and supervisor will be an important, but not exclusive, element of the bonus decision process.

177

• Equity or Long Term Incentive Compensation – Equity allows certain professionals to participate in the long-
term growth of the firm. The M unit program provides for annual option grants which vest over a number of years and may convert into PIMCO equity that shares in the profit distributions of the firm. M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time. Option awards may represent a significant portion of individual’s total compensation.

In certain countries with significant tax implications for employees to participate in the M Unit Option Plan, PIMCO continues to use the Long Term Incentive Plan (“LTIP”) in place of the M Unit Option Plan. The LTIP provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global
Investors, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Global Investors’ profit growth and PIMCO’s profit growth.

Participation in the M Unit Option Plan and LTIP is contingent upon continued employment at PIMCO.

In addition, the following non-exclusive list of qualitative criteria may be considered when specifically determining the total compensation for portfolio managers:
• 3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds)
and relative to applicable industry peer groups;
• Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment
Committee/CIO approach to the generation of alpha;
• Amount and nature of assets managed by the portfolio manager;
• Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);
• Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;
• Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;
• Contributions to asset retention, gathering and client satisfaction;
• Contributions to mentoring, coaching and/or supervising; and
• Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any Fund or any other account managed by that portfolio manager.

Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual’s overall contribution to the firm.

Ownership of Securities
	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned
Portfolio Manager	(list each fund on its own line)	by the Portfolio Manager
William Gross	Core Plus Bond Fund I	None

178

Sub-Advisor: Principal Global Investors, LLC (Equity Portfolio Managers)
		Other Accounts Managed
				Total Assets
				of the
			Number of	Accounts
			Accounts	that
	Total		that base	base the
	Number	Total Assets	the Advisory	Advisory
	of	in the	Fee on	Fee on
	Accounts	Accounts	Performance	Performance
Michael Ade: International Emerging
Markets Fund
Registered investment companies	5	$2.1 billion	0	$0
Other pooled investment vehicles	3	$1.8 billion	0	$0
Other accounts	21	$3.8 billion	5	$1.2 billion

Paul H. Blankenhagen: Diversified
International Fund
Registered investment companies	3	$1.8 billion	0	$0
Other pooled investment vehicles	4	$2.2 billion	0	$0
Other accounts	7	$768.9 million	0	$0

Juliet Cohn: Diversified International
Fund
Registered investment companies	2	$1.8 billion	0	$0
Other pooled investment vehicles	3	$2.2 billion	0	$0
Other accounts	9	$933.7 million	0	$0

Mihail Dobrinov: International Emerging
Markets Fund
Registered investment companies	5	$2.1 billion	0	$0
Other pooled investment vehicles	3	$1.8 billion	0	$0
Other accounts	20	$3.7 billion	5	$1.2 billion

Arild Holm: LargeCap Value Fund
Registered investment companies	3	$1.3 billion	0	$0
Other pooled investment vehicles	2	$249.2 million	0	$0
Other accounts	1	$66.3 million	0	$0

Chris Ibach: Global Diversified Income
Fund
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	17	$2.8 billion	0	$0

Thomas Kruchten: LargeCap S&P 500
Index, MidCap S&P 400 Index, and
SmallCap S&P 600 Index Funds
Registered investment companies	4	$12.3 billion	0	$0
Other pooled investment vehicles	4	$3.4 billion	0	$0
Other accounts	3	$100 million	0	$0

Dirk Laschanzky: Principal LifeTime
2010, 2015, 2020, 2025, 2030, 2035,
2040, 2045, 2050, 2055, and Strategic
Income Funds
Registered investment companies	5	$3.7 billion	0	$0
Other pooled investment vehicles	3	$8.2 billion	0	$0
Other accounts	4	$221.3 million	0	$0

179

				Total Assets
				of the
			Number of	Accounts
			Accounts	that
	Total		that base	base the
	Number	Total Assets	the Advisory	Advisory
	of	in the	Fee on	Fee on
	Accounts	Accounts	Performance	Performance
Thomas Morabito: SmallCap Blend,
SmallCap Growth, and SmallCap Value
Funds
Registered investment companies	5	$817.8 million	0	$0
Other pooled investment vehicles	11	$1.3 billion	0	$0
Other accounts	1	$30.3 million	0	$0

Mark Nebelung: International Growth
Fund
Registered investment companies	3	$1.4 billion	0	$0
Other pooled investment vehicles	1	$95.4 million	0	$0
Other accounts	9	$1.4 billion	0	$0

K. William Nolin: MidCap Blend Fund
Registered investment companies	2	$1.7 billion	0	$0
Other pooled investment vehicles	4	$1.2 billion	0	$0
Other accounts	0	0	0	$0

Phil Nordhus: SmallCap Blend and
SmallCap Growth Funds
Registered investment companies	5	$817.8 million	0	$0
Other pooled investment vehicles	10	$1.3 billion	0	$0
Other accounts	1	$30.3 million	0	$0

John Pihlblad: International Growth
Fund
Registered investment companies	4	$1.4 billion	0	$0
Other pooled investment vehicles	1	$95.4 million	0	$0
Other accounts	7	$1.2 billion	0	$0

Michael Reynal: International Emerging
Markets Fund
Registered investment companies	5	$2.1 billion	0	$0
Other pooled investment vehicles	3	$1.8 billion	0	$0
Other accounts	20	$3.8 billion	5	$1.2 billion

Mustafa Sagun: Global Diversified
Income Fund
Registered investment companies	2	$844.1 million	0	$0
Other pooled investment vehicles	1	$9.0 million	0	$0
Other accounts	18	$2.9 billion	0	$0

Jeff Schwarte: Disciplined LargeCap
Blend Fund, LargeCap Value Fund,
MidCap Value Fund III
Registered investment companies	5	$2.2 billion	0	$0
Other pooled investment vehicles	4	$596.6 million	0	$0
Other accounts	6	$414.5 million	0	$0

Compensation

Principal Global Investors offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms. The objectives are to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.

180

(1)

Compensation for equity investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The incentive component is well aligned with client goals and objectives, with the largest determinant being investment performance relative to appropriate client benchmarks and peer groups. Relative performance metrics are measured over rolling one-year, three-year and five-year periods, calculated quarterly. Emphasis is placed on longer term results, with one-year results weighted 20% and three- and five-year results each weighted 40%. Investment performance generally comprises 60% of total variable compensation. The structure is uniformly applied among all investment professionals, including portfolio managers, research analysts, traders and team leaders.

The remaining portion of incentive compensation is discretionary, based on a combination of team results and individual contributions. Discretionary compensation metrics are specifically aligned with the results of the Equities group rather than the broader Principal Financial Group (PFG). For portfolio managers and senior professionals, a portion of incentive compensation is deferred, with the majority required to be invested in equity funds managed by the team. All senior team members have substantial investments in equity funds managed by the group, including deferred compensation, retirement plans and direct personal investments. It should be noted that the Company’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e. “clones”).

The benefits of this structure are threefold. First, the emphasis on investment performance as the largest driver of variable compensation provides strong alignment of interests with client objectives. Second, the discretionary element is intended to balance the allocation of the funded profit pool and rewards individual and team contributions that deliver on longer term business strategies including asset retention and growth, firm wide collaboration and team development. Third, the overall measurement framework and the deferred component for senior staff are well aligned with our desired focus on clients' objectives (e.g. co-investment) and talent retention.

Ownership of Securities

Dollar Range of Securities
	PFI Funds Managed by Portfolio Manager	Owned by the Portfolio
Portfolio Manager	(list each fund on its own line)	Manager
Michael Ade	International Emerging Markets Fund	None
Paul H. Blankenhagen	Diversified International Fund	None
Juliet Cohn	Diversified International Fund	None
Mihail Dobrinov	International Emerging Markets Fund	None
Arild Holm	LargeCap Value Fund	None
Chris Ibach	Global Diversified Income Fund	None
Thomas Kruchten	Large Cap 500 Stock Index Fund	None
Thomas Kruchten	Mid Cap 400 Stock Index Fund	None
Thomas Kruchten	Small Cap 600 Stock Index Fund	None
Dirk Laschanzky	Principal LifeTime 2010 Fund	None
Dirk Laschanzky	Principal LifeTime 2015 Fund	None
Dirk Laschanzky	Principal LifeTime 2020 Fund	None
Dirk Laschanzky	Principal LifeTime 2025 Fund	None
Dirk Laschanzky	Principal LifeTime 2030 Fund	None
Dirk Laschanzky	Principal LifeTime 2035 Fund	None
Dirk Laschanzky	Principal LifeTime 2040 Fund	None
Dirk Laschanzky	Principal LifeTime 2045 Fund	None
Dirk Laschanzky	Principal LifeTime 2050 Fund	None
Dirk Laschanzky	Principal LifeTime 2055 Fund	None
Dirk Laschanzky	Principal LifeTime Strategic Income Fund	None
Thomas Morabito	SmallCap Value Fund	None
Thomas Morabito	SmallCap Growth Fund	None
Thomas Morabito	SmallCap Blend Fund	None
Mark Nebelung	International Growth Fund	None

181

Dollar Range of Securities
	PFI Funds Managed by Portfolio Manager	Owned by the Portfolio
Portfolio Manager	(list each fund on its own line)	Manager
K. William Nolin	MidCap Blend Fund	None
Phil Nordhus	SmallCap Growth Fund	None
Phil Nordhus	SmallCap Blend Fund	None
John Pihlblad	International Growth Fund	None
Michael Reynal	International Emerging Markets Fund	None
Mustafa Sagun	Global Diversified Income Fund	None
Jeff Schwarte	Disciplined LargeCap Blend Fund	None
Jeff Schwarte	LargeCap Value Fund	None
Jeff Schwarte	MidCap Value III Fund	None

Sub-Advisor: Principal Global Investors, LLC (Fixed Income Portfolio Managers)

		Other Accounts Managed
				Total Assets
				of the
			Number of	Accounts
			Accounts	that
	Total		that base	base the
	Number	Total Assets	the Advisory	Advisory
	of	in the	Fee on	Fee on
	Accounts	Accounts	Performance	Performance
Bill Armstrong: Bond & Mortgage
Securities Fund
Registered investment companies	3	$2.0 billion	0	0
Other pooled investment vehicles	3	$3.8 billion	0	0
Other accounts	21	$5.3 billion	3	$1.3 billion

David Blake: Principal LifeTime 2010,
2015, 2020, 2025, 2030, 2035, 2040,
2045, 2050, 2055, and Strategic Income
Funds
Registered investment companies	0	$0	0	None
Other pooled investment vehicles	0	$0	0	None
Other accounts	0	$0	0	None

Tracy Reeg: Money Market Fund
Registered investment companies	2	$1.6 billion	0	None
Other pooled investment vehicles	1	$3.7 billion	0	None
Other accounts	2	$10.8 million	0	None

Alice Robertson: Money Market Fund
Registered investment companies	2	$1.6 billion	0	None
Other pooled investment vehicles	1	$3.7 billion	0	None
Other accounts	2	$10.8 million	0	None

Jon Taylor: Global Diversified Income
Fund
Registered investment companies	4	$368.6 million	0	None
Other pooled investment vehicles	1	$119.5 million	0	None
Other accounts	15	$565.6 million	0	None

Tim Warrick: Bond & Mortgage
Securities Fund
Registered investment companies	3	$2.0 billion	0	None
Other pooled investment vehicles	3	$3.9 billion	0	None
Other accounts	25	$5.7 billion	0	None

182

Compensation

Principal Global Investors offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms. The objectives are to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.

Compensation for fixed income investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The incentive component is well aligned with client goals and objectives, with the largest determinant being investment performance relative to appropriate client benchmarks and peer group, if applicable. Relative performance metrics are measured over rolling one-year, three-year and five-year periods, calculated quarterly. Investment performance is a primary determinant of total variable compensation. The structure is applied among all investment professionals, including portfolio managers, research analysts, traders and team leaders.

The remaining portion of incentive compensation is discretionary, based on a combination of team results and individual contributions. Discretionary compensation metrics are specifically aligned with the results of the Fixed
Income group rather than the broader Principal Financial Group (PFG). For portfolio managers and senior professionals, a portion of incentive compensation is deferred, with the majority required to be invested in fixed income funds managed by the team. All senior team members have substantial investments in fixed income funds managed by the group, including deferred compensation, retirement plans and direct personal investments. It should be noted that the Company’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e. “clones”).

The benefits of this structure are threefold. First, the emphasis on investment performance as the largest driver of variable compensation provides strong alignment of interests with client objectives. Second, the discretionary element is intended to balance the allocation of the funded profit pool and rewards individual and team contributions that deliver on longer term business strategies including asset retention and growth, firm wide collaboration and team development. Third, the overall measurement framework and the deferred component for senior staff are well aligned with our desired focus on clients' objectives (e.g. co-investment) and talent retention.

Ownership of Securities

Dollar Range of Securities
	PFI Funds Managed by Portfolio Manager	Owned by the Portfolio
Portfolio Manager	(list each fund on its own line)	Manager
Bill Armstrong	Bond & Mortgage Securities Fund	None
David Blake	Principal LifeTime 2010 Fund	None
David Blake	Principal LifeTime 2015 Fund	None
David Blake	Principal LifeTime 2020 Fund	None
David Blake	Principal LifeTime 2025 Fund	None
David Blake	Principal LifeTime 2030 Fund	None
David Blake	Principal LifeTime 2035 Fund	None
David Blake	Principal LifeTime 2040 Fund	None
David Blake	Principal LifeTime 2045 Fund	None
David Blake	Principal LifeTime 2050 Fund	None
David Blake	Principal LifeTime 2055 Fund	None
David Blake	Principal LifeTime Strategic Income Fund	None
Tracy Reeg	Money Market Fund	$1 - $10,000
Alice Robertson	Money Market Fund	None
Jon Taylor	Global Diversified Income Fund	None
Tim Warrick	Bond & Mortgage Securities Fund	None

183

Sub-Advisor: Principal Real Estate Investors, LLC

		Other Accounts Managed
				Total Assets
				of the
			Number of	Accounts
			Accounts	that
	Total		that base	base the
	Number	Total Assets	the Advisory	Advisory
	of	in the	Fee on	Fee on
	Accounts	Accounts	Performance	Performance
Alastair Gillespie: Global Diversified
Income and Global Real Estate
Securities Funds
Registered investment companies	4	$149.7 million	0	$0
Other pooled investment vehicles	1	$4.7 million	0	$0
Other accounts	5	$119.4 million	0	$0

Simon Hedger: Global Diversified
Income and Global Real Estate
Securities Funds
Registered investment companies	3	$125.2 million	0	$0
Other pooled investment vehicles	1	$4.7 million	0	$0
Other accounts	5	$15.4 million	0	$0

Anthony Kenkel: Global Real Estate
Securities Fund
Registered investment companies	3	$1.9 billion	0	$0
Other pooled investment vehicles	11	$140.8 million	0	$0
Other accounts	15	$387.6 million	1	$51.6 million

Chris Lepherd: Global Diversified
Income and Global Real Estate
Securities Funds
Registered investment companies	1	$24.5 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	3	$104.0 million	0	$0

Marc Peterson: Global Diversified
Income Fund
Registered investment companies	2	$40.8 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	29	$2.7 billion	0	$0

Matt Richmond: Real Estate Securities
Fund
Registered investment companies	3	$1.9 billion	0	$0
Other pooled investment vehicles	11	$136.0 million	0	$0
Other accounts	15	$377.4 million	1	$51.6 million

Kelly D. Rush: Global Diversified
Income, Global Real Estate Securities,
and Real Estate Securities Funds
Registered investment companies	6	$2.0 billion	0	$0
Other pooled investment vehicles	11	$140.8 million	0	$0
Other accounts	15	$392.9 million	1	$51.6 million

184

Compensation

Principal Real Estate Investors offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms. The objectives are to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.

Compensation for real estate investment professionals at all levels comprises base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion, commensurate with responsibility levels. The incentive component is well aligned with client goals and objectives, with the largest determinant being investment performance relative to appropriate client benchmarks. Relative performance metrics are measured over rolling one-year, three-year and five-year periods. Investment performance generally comprises 60% of total variable compensation. The remaining portion of incentive compensation is discretionary, based on a combination of team results and individual contributions.

Among senior team members (approximately 10% of real estate employees), a portion of variable earnings are structured as deferred compensation, subject to three-year vesting. Deferred compensation takes the form of a combination of notional investment in equity funds managed by the team and Principal Financial Group restricted stock units. The remaining real estate employees receive a short-term incentive as part of their annual compensation. It should be noted that the Company’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds.
However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e. “clones”).

The benefits of this structure are threefold. First, the emphasis on investment performance as the largest driver of variable compensation provides strong alignment of interests with client objectives. Second, the discretionary element is intended to balance the allocation of the funded profit pool and rewards individual and team contributions that deliver on longer term business strategies including asset retention and growth, firm wide collaboration and team development. Third, the overall measurement framework and the deferred component for senior staff are well aligned with our desired focus on clients' objectives (e.g. co-investment) and talent retention.

Ownership of Securities

Dollar Range of Securities
	PFI Funds Managed by Portfolio Manager	Owned by the Portfolio
Portfolio Manager	(list each fund on its own line)	Manager
Alastair Gillespie	Global Diversified Income Fund	None
Alastair Gillespie	Global Real Estate Securities Fund	None
Simon Hedger	Global Diversified Income Fund	None
Simon Hedger	Global Real Estate Securities Fund	None
Anthony Kenkel	Global Real Estate Securities Fund	None
Chris Lepherd	Global Diversified Income Fund	None
Chris Lepherd	Global Real Estate Securities Fund	None
Marc Peterson	Global Diversified Income Fund	None
Matt Richmond	Real Estate Securities Fund	None
Kelly D. Rush	Global Diversified Income Fund	None
Kelly D. Rush	Global Real Estate Securities Fund	None
Kelly D. Rush	Real Estate Securities Fund	None

185

Sub-Advisor: Pyramis Global Advisors, LLC

		Other Accounts Managed
				Total Assets
				of the
				Accounts
			Number of	that
			Accounts	base the
		Total Assets	that base	Advisory
	Total	in the	the Advisory	Fee on
	Number	Accounts	Fee on	Performance
	of Accounts	(in millions)	Performance	(in millions)
Cesar Hernandez: International
Fund I
Registered investment companies	2	$1,037	-	-
Other pooled investment vehicles	3	$4,148	1	$3,923
Other accounts	79	$23,484	14	$3,262

Compensation

As of October 31, 2010, Pyramis’ portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Pyramis or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at Pyramis, FMR (Pyramis’
ultimate parent company) or its affiliates. The primary components of the portfolio manager’s bonus are based on (i)
the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, if applicable and (ii) the investment performance of other Pyramis equity accounts. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and peer group, if applicable. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to and leadership within the Pyramis investment platform. The portion of the portfolio manager’s bonus that is linked to the investment performance of the strategy is based on the pre-tax investment performance of the strategy measured against the MSCI EAFE Index
(net). The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of Pyramis Global Advisors Holdings Corp, the direct parent company of Pyramis. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of Pyramis and its affiliates.

Ownership of Securities

	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities
Portfolio Manager	(list each fund on its own line)	Owned by the Portfolio Manager
Cesar Hernandez	International Fund I	None

186

Sub-Sub-Advisor: Schroders Investment Management North America Limited

		Other Accounts Managed
				Total Assets
				of the
				Accounts
			Number of	that
			Accounts	base the
		Total Assets	that base	Advisory
	Total	in the	the Advisory	Fee on
	Number	Accounts	Fee on	Performance
	of Accounts	(in millions)	Performance	(in millions)
Virginie Maisonneuve:
International Fund I
Registered investment companies	6	$8,913	2	$8,065
Other pooled investment vehicles	9	$1,214	1	$67
Other accounts	18	$1,886	2	$147

Simon Webber: International Fund I
Registered investment companies	6	$8,913	2	$8,065
Other pooled investment vehicles	4	$303	0	$0
Other accounts	8	$657	0	$0

Compensation
Schroders aims to provide remuneration packages that are market competitive in order to ensure that Schroders is able to attract and retain top quality professional staff. All investment professionals are paid a package that includes a salary, a discretionary annual bonus, and fringe benefits common to the wider industry such as private medical insurance and pension benefit.

The principle underlying Schroders employee compensation arrangements is that Schroders should reward employees with a remuneration package which reflects their contribution to the success of their team and Schroders overall business. Discretionary bonuses are not set at a standard percentage. Bonuses and salary increases are based upon the individual’s performance which is thoroughly assessed in formal annual appraisals.

In the case of investment professionals, incentive compensation is closely tied to the performance of their portfolios/funds against both competitors and benchmark. Qualitative factors, such as an individual's contribution to their team and Schroders' business as a whole are also important factors. Research analysts, responsible for detailed security research, rating and monitoring, are evaluated and their compensation is based on a mixture of quantitative and qualitative factors. Quantitative factors such as evaluation of the performance of their security grades and on the performance of portfolios managed by their team are considered. The qualitative factors include their effectiveness in communicating their ideas, their teamwork with colleagues, the impact of their recommendations on portfolios and how they perform against Schroders’ core values. At the level of the investment desk, the discretionary pool available for distribution will depend in part on the revenues generated by their products.
Compensation (bonuses) on the Global & International Equity Team:
Global and International Equity team bonuses are set according to transparent formulae that are applied to all team members.

For Global Sector Specialists (GSS), 25% of their bonus is awarded based on qualitative factors and 75% on quantitative factors. Our quantitative assessment is based both on the efficacy of their recommendations versus the global sector and performance of the team’s flagship funds over one and three years and, additionally the performance of any sector fund, where relevant to the particular GSS. The qualitative factors include enthusiasm, effectiveness of communication, contribution to team discussion, and feedback from both team portfolio managers and local analysts.

Schroders methodology rewarding the contribution made by Schroders portfolio managers combines quantitative measures focused on the performance of the assets managed by the team over one and three years relative to peer group and benchmark, and, qualitative measures similar to those described above for GSS.

187

Schroders believes strongly that this compensation structure closely aligns the interests of the team and clients in terms of performance and time horizon, and also encourages the full team approach to portfolio construction that is outlined in the following sections that cover investment process.

Ownership of Securities

	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities
Portfolio Manager	(list each fund on its own line)	Owned by the Portfolio Manager
Virginie Maisonneuve	International Fund I	None
Simon Webber	International Fund I	None

Sub-Advisor: Spectrum Asset Management, Inc.

		Other Accounts Managed
				Total Assets
				of the
			Number of	Accounts
			Accounts	that
			that base	base the
	Total	Total Assets	the Advisory	Advisory
	Number	in the	Fee on	Fee on
	of Accounts	Accounts	Performance	Performance
Fred Diaz- Global Diversified
Income Fund
Registered investment companies	8	$7,017,003,559
Other pooled investment vehicles	3	$395,055,399
Other accounts	32	$3,616,425,430

Roberto Giangregorio– Global
Diversified Income Fund
Registered investment companies	8	$7,017,003,559
Other pooled investment vehicles	3	$395,055,399
Other accounts	32	$3,616,312,362

Phil Jacoby – Global Diversified
Income Fund
Registered investment companies	8	$7,017,003,559
Other pooled investment vehicles	3	$395,055,399
Other accounts	35	$3,616,713,782

Manu Krishnan- Global Diversified
Income Fund
Registered investment companies	8	$7,017,003,559
Other pooled investment vehicles	3	$395,055,399
Other accounts	32	$3,616,317,292

Mark Lieb – Global Diversified
Income Fund
Registered investment companies	8	$7,017,003,559
Other pooled investment vehicles	3	$395,055,399
Other accounts	40	$3,629,817,125

Compensation

The structure and method used to determine the compensation of Spectrum Asset Management’s portfolio managers is as follows. All Spectrum portfolio managers are paid a base salary and discretionary bonus. Salaries are established based on a benchmark of national salary levels of relevant asset management firms, taking into account each portfolio manager’s position and responsibilities, experience, contribution to client servicing, compliance with firm and/or regulatory policies and procedures, work ethic, seniority and length of service, and contribution to the overall functioning of the organization. Base salaries are fixed, but are subject to periodic adjustments, usually on an annual basis.

188

The discretionary bonus component is variable and may represent a significant proportion of an individual’s total annual compensation. Discretionary bonuses are determined quarterly and are based on a methodology used by senior management that takes into consideration several factors, including but not necessarily limited to those listed below:
•	Changes in overall firm assets under management, including those assets in the Fund. (Portfolio managers are not directly incentivized to increase assets (“AUM”), although they are indirectly compensated as a result of an increase in AUM)
•	Portfolio performance (on a pre-tax basis) relative to benchmarks measured annually. (The relevant benchmark is a custom benchmark composed of 65% Merrill Lynch Preferred Stock - Fixed Rate Index and 35% Barclays
Capital Securities US Tier 1 Index).
•	Contribution to client servicing
•	Compliance with firm and/or regulatory policies and procedures
•	Work ethic
•	Seniority and length of service
•	Contribution to overall functioning of organization

Total compensation is designed to be globally competitive and is evaluated annually relative to other top-tier asset management firms.

Ownership of Securities

	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities
Portfolio Manager	(list each fund on its own line)	Owned by the Portfolio Manager
Fred Diaz	Global Diversified Income Fund	None
Roberto Giangregorio	Global Diversified Income Fund	None
Phil Jacoby	Global Diversified Income Fund	None
Manu Krishnan	Global Diversified Income Fund	None
Mark Lieb	Global Diversified Income Fund	None

Sub-Advisor: T. Rowe Price Associates, Inc.

		Other Accounts Managed
				Total Assets
				of the
			Number of	Accounts
			Accounts	that
			that base	base the
	Total	Total Assets	the Advisory	Advisory
	Number	in the	Fee on	Fee on
	of Accounts	Accounts	Performance	Performance
Anna M. Dopkin: LargeCap Blend Fund II
Registered investment companies	7	$4,489.7 M	0	N/A
Other pooled investment vehicles	7	$3,095.7 M	0	N/A
Other accounts	59	$19,493.6 M	0	N/A

Ann M. Holcomb: LargeCap Blend Fund II
Registered investment companies	7	$4,489.7 M	0	N/A
Other pooled investment vehicles	7	$3,095.7 M	0	N/A
Other accounts	59	$19,493.6 M	0	N/A

Robert W. Sharps: LargeCap Growth Fund I
Registered investment companies	6	$4,205.4 M	0	N/A
Other pooled investment vehicles	7	$9,687.5 M	0	N/A
Other accounts	39	$5,311.8 M	0	N/A

189

Compensation

T. Rowe Price portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors.

Portfolio manager compensation is based partly on performance. Investment performance over one-, three-, five-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad based index
(ex. S&P 500) and an applicable Lipper index (ex. Large-Cap Blend), though other benchmarks may be used as well.
Investment results are also measured against comparably managed funds of competitive investment management firms.

Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long- term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor.

Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long-term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe
Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Ownership of Securities

Dollar Range of Securities
	PFI Funds Managed by Portfolio Manager	Owned by the Portfolio
Portfolio Manager	(list each fund on its own line)	Manager
Anna M. Dopkin	LargeCap Blend II	None
Ann M. Holcomb	LargeCap Blend II	None
Robert W. Sharps	LargeCap Growth I	None

Sub-Advisor: Thompson, Siegel & Walmsley LLC

	Other Accounts Managed
				Total Assets
				of the
			Number of	Accounts
			Accounts	that
		Total Assets	that base	base the
	Total	in the	the Advisory	Advisory
	Number	Accounts	Fee on	Fee on
	of Accounts	(in millions)	Performance	Performance
Elizabeth Cabell Jennings: LargeCap Value Fund I
Registered investment companies	1	$45.7	0	N/A
Other pooled investment vehicles	1	$3.1	0	N/A
Other accounts	72	$2,878.6	0	N/A

John S. Pickler: LargeCap Value Fund I
Registered investment companies	1	$269.7	0	N/A
Other pooled investment vehicles	1	$12.5	0	N/A
Other accounts	19	$599.3	0	N/A

190

				Total Assets
				of the
			Number of	Accounts
			Accounts	that
		Total Assets	that base	base the
	Total	in the	the Advisory	Advisory
	Number	Accounts	Fee on	Fee on
	of Accounts	(in millions)	Performance	Performance
Charles J. Wittmann: LargeCap Value Fund I
Registered investment companies	1	$45.7	0	N/A
Other pooled investment vehicles	1	$3.1	0	N/A
Other accounts	72	$2,878.6	0	N/A

Compensation

TS&W’s compensation strategy is to provide competitive base salaries commensurate with an individual’s responsibility and provide performance bonus awards that may significantly exceed base salary. Annually, the
TS&W Remuneration Committee is responsible for determining the discretionary bonus, utilizing an analytical and qualitative performance review process. Factors used to determine compensation are commitment to TS&W’s core values, long-term performance, the product’s strategic position in the overall success of TS&W, and support of marketing/client service commitments. Key associates may be awarded cash bonus, deferred cash bonus, and deferred TS&W equity grants. All qualified employees participate in TS&W’s Employer Contribution Plan.

Ownership of Securities

Dollar Range of Securities
	PFI Funds Managed by Portfolio Manager	Owned by the Portfolio
Portfolio Manager	(list each fund on its own line)	Manager
Elizabeth Cabell Jennings	LargeCap Value Fund I	None
John S. Pickler	LargeCap Value Fund I	None
Charles J. Wittmann	LargeCap Value Fund I	None

Sub-Advisor: Tortoise Capital Advisors, L.L.C.

		Other Accounts Managed
				Total Assets
				of the
			Number of	Accounts
			Accounts	that
	Total		that base	base the
	Number	Total Assets	the Advisory	Advisory
	of	in the	Fee on	Fee on
	Accounts	Accounts	Performance	Performance
H. Kevin Birzer: Global Diversified
Income Fund
Registered investment companies	7	$4,176,820,503	0	--
Other pooled investment vehicles	5	$157,290,173	2	$127,239,967
Other accounts	402	$1,333,258,145	0	--

Zachary A. Hamel: Global Diversified
Income Fund
Registered investment companies	7	$4,176,820,503	0	--
Other pooled investment vehicles	7	$212,313,961	2	$127,239,967
Other accounts	414	$2,425,174,337	0	--

Kenneth P. Malvey: Global Diversified
Income Fund
Registered investment companies	7	$4,176,820,503	0	--
Other pooled investment vehicles	7	$212,313,961	2	$127,239,967
Other accounts	14	$2,425,174,337	0	--

191

				Total Assets
				of the
			Number of	Accounts
			Accounts	that
	Total		that base	base the
	Number	Total Assets	the Advisory	Advisory
	of	in the	Fee on	Fee on
	Accounts	Accounts	Performance	Performance
Terry C. Matlack: Global Diversified
Income Fund
Registered investment companies	7	$4,176,820,503	0	--
Other pooled investment vehicles	5	$157,290,173	2	$127,239,967
Other accounts	402	$1,333,258,145	0	--

David J. Schulte: Global Diversified
Income Fund
Registered investment companies	7	$4,176,820,503	0	--
Other pooled investment vehicles	5	$157,290,173	2	$127,239,967
Other accounts	402	$1,333,258,145	0	--

Compensation

Messrs. Birzer, Hamel, Malvey, Matlack and Schulte are employees of Tortoise Capital Advisors, L.L.C. (“Tortoise”)
and receive a fixed salary for the services they provide. They are also eligible for an annual cash bonus and awards of common interests in Tortoise’s parent company based on Tortoise’s earnings and the satisfaction of certain other conditions. The earnings of Tortoise will generally increase as the aggregate assets under Tortoise’s management increases, including any increase in the value of the assets of the Fund. However, the compensation of portfolio managers is not directly tied to the performance of the Fund’s portfolio or any other client portfolios. Additional benefits received by Messrs. Birzer, Hamel, Malvey, Matlack and Schulte are normal and customary employee benefits generally available to all salaried employees. Each of Messrs. Birzer, Hamel, Malvey, Matlack and Schulte
own equity interests in Tortoise’s parent company, and each thus benefits from increases in the net income of
Tortoise.

Ownership of Securities

Dollar Range of Securities
	PFI Funds Managed by Portfolio Manager	Owned by the Portfolio
Portfolio Manager	(list each fund on its own line)	Manager
H. Kevin Birzer	Global Diversified Income Fund	None
Zachary A. Hamel	Global Diversified Income Fund	None
Kenneth P. Malvey	Global Diversified Income Fund	None
Terry C. Matlack	Global Diversified Income Fund	None
David J. Schulte	Global Diversified Income Fund	None

Sub-Advisor: Turner Investment Partners, Inc.

		Other Accounts Managed
				Total Assets
				of the
				Accounts
			Number of	that
			Accounts	base the
	Total	Total Assets	that base	Advisory
	Number	in the	the Advisory	Fee on
	of	Accounts	Fee on	Performance
	Accounts	(in millions)	Performance	(in millions)
Christopher K. McHugh: MidCap
Growth Fund III
Registered investment companies	11	$1,800	2	$ 69
Other pooled investment vehicles	39	$ 336	3	$ 52
Other accounts	31	$2,200	3	$222

192

Compensation

Turner’s investment professionals receive a base salary commensurate with their level of experience. Turner’s goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys.
Bonus compensation, which is a multiple of base salary, is based on the performance of each individual’s sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity awards. Turner believes this compensation provides incentive to attract and retain highly qualified people.

The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, “good will” factors including teamwork, interpersonal relations, the individual’s contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer, Robert E. Turner, CFA, is
responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals' compensation.

Ownership of Securities

Dollar Range of Securities
	PFI Funds Managed by Portfolio Manager	Owned by the Portfolio
Portfolio Manager	(list each fund on its own line)	Manager
Christopher K. McHugh	MidCap Growth Fund III	None

Sub-Advisor: UBS Global Asset Management (Americas) Inc. ("UBS Global AM")

		Other Accounts Managed
				Total Assets
				of the
				Accounts
			Number of	that
			Accounts	base the
	Total	Total Assets	that base	Advisory
	Number	in the	the Advisory	Fee on
	of	Accounts	Fee on	Performance
	Accounts	(in millions)	Performance	(in millions)
Thomas M. Cole: LargeCap Value
Fund I
Registered investment companies	14	$2,973	0	$ 0
Other pooled investment vehicles	43	$7,739	4	$1,000
Other accounts	18	$1,266	0	$ 0

Thomas Digenan: LargeCap Value
Fund I
Registered investment companies	14	$2,973	0	$ 0
Other pooled investment vehicles	43	$7,739	4	$1,000
Other accounts	18	$1,263	0	$ 0

John C. Leonard: LargeCap Value
Fund I
Registered investment companies	14	$2,973	0	$ 0
Other pooled investment vehicles	43	$7,739	4	$1,000
Other accounts	12	$1,264	0	$ 0

Compensation

UBS Global Asset Management’s compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture with clear accountability. They also align the interests of investment professionals with those of our clients.

193

The total compensation received by the portfolio managers and analysts at UBS Global Asset Management, including the Funds’ portfolio managers, has up to three basic components – a fixed component (base salary and benefits), a variable cash component and, over a certain total compensation threshold, a variable deferred component. These are described in more detail below:

• The fixed component (base salary and benefits) is set with the aim of being competitive in the industry and is monitored and adjusted periodically with reference to the relevant local labor market in order to remain so. The fixed component is used to recognize the experience, skills and knowledge that portfolio managers and analysts bring to their roles.
• Variable compensation is determined annually on a discretionary basis. It is correlated with the individual’s financial and non-financial contribution and with the performance of their respective function, UBS Global Asset
Management and UBS as a whole. As its name implies, variable compensation can be variable and is delivered in cash and, over a certain total compensation threshold, deferred.
• Variable deferred – employees may have a portion of their variable compensation deferred. The main deferral plan is the UBS Global Asset Management Equity Ownership Plan (Global AM EOP) which vests pro rata over a three year period, subject to continued service. Through the Global AM EOP, awards are granted in the form of some combination of vehicles aligned to selected UBS Global Asset Management funds, UBS shares or notional shares. The vehicles aligned to selected UBS Global Asset Management funds are called Alternative Investment
Vehicles or AIVs. UBS Global Asset Management believes that not only does this deferral plan reinforce the critical importance of creating long-term business value, it also serves as an effective retention tool.

UBS Global Asset Management strongly believes that aligning portfolio managers' variable compensation to both the short-term and longer-term performance of their portfolios closely aligns the portfolio managers' interests with those of the firm’s clients. The total variable compensation available generally will depend on the overall profitability of UBS Group and UBS Global Asset Management.

The allocation of the variable compensation pool to each portfolio manager is linked to the investment performance of the Fund versus its benchmark, the Russell 1000 Value Index and, where appropriate, peer strategies, over one and three years for Equities and Fixed Income and also over five years for Global Investment Solutions.

For analysts, variable compensation is, in general, based on the performance of some combination of model and/or client portfolios, generally evaluated over one and three years and coupled with a qualitative assessment of their contribution.

Ownership of Securities

Dollar Range of Securities
	PFI Funds Managed by Portfolio Manager	Owned by the Portfolio
Portfolio Manager	(list each fund on its own line)	Manager
Thomas M. Cole	LargeCap Value Fund I	None
Thomas Digenan	LargeCap Value Fund I	None
John C. Leonard	LargeCap Value Fund I	None

Sub-Advisor: Vaughan Nelson Investment Management, LP

		Other Accounts Managed
				Total Assets
				of the
			Number of	Accounts
			Accounts	that
	Total		that base	base the
	Number	Total Assets	the Advisory	Advisory
	of	in the	Fee on	Fee on
	Accounts	Accounts	Performance	Performance
Chris Wallis: SmallCap Value Fund II
Registered investment companies	9	$996,821,656	0	0
Other pooled investment vehicles	7	$86,845,274	0	0
Other accounts	220	$3,829,711,849	1	$252,166,853

194

				Total Assets
				of the
			Number of	Accounts
			Accounts	that
	Total		that base	base the
	Number	Total Assets	the Advisory	Advisory
	of	in the	Fee on	Fee on
	Accounts	Accounts	Performance	Performance
Scott Weber: SmallCap Value Fund II
Registered investment companies	9	$996,821,656	0	0
Other pooled investment vehicles	5	$42,765,732	0	0
Other accounts	174	$3,084,972,967	1	$252,166,853

Compensation

Compensation of portfolio management professionals includes a fixed base salary, variable bonus and a contribution to the firm’s retirement plan. The variable bonus component, as a whole for all portfolio management professionals, is based upon a percentage of the firm’s operating profit, as defined. Each portfolio management professional’s participation in the variable bonus pool is based primarily upon the performance of the strategy managed, as represented by a composite of all accounts qualifying for such composite relative to the Russell Universe peer group.
In order to align compensation with the investment objectives of our clients, the evaluation methodology utilizes the three year performance period as the primary weighting, the five year performance period as the secondary weighting and a qualitative assessment of the quality of client service provided as a tertiary weighting. The contribution to the firm’s retirement plan is based on a percentage (at the discretion of the Vaughan Nelson Board) of total cash compensation (subject to IRS limits) and such percentage is the same for all firm personnel.
Compensation at Vaughan Nelson is determined by the Compensation Committee at the recommendation of the
Chief Executive Officer.
At Vaughan Nelson there is no distinction for purposes of compensation between the Funds and any other accounts managed.

Ownership of Securities

Dollar Range of Securities
	PFI Funds Managed by Portfolio Manager	Owned by the Portfolio
Portfolio Manager	(list each fund on its own line)	Manager
Chris Wallis	SmallCap Value Fund II	None
Scott Weber	SmallCap Value Fund II	None

Sub-Advisor: Westwood Management Corp.
		Other Accounts Managed
				Total Assets
				of the
				Accounts
			Number of	that
			Accounts	base the
	Total	Total Assets	that base	Advisory
	Number	in the	the Advisory	Fee on
	of	Accounts	Fee on	Performance
	Accounts	(in millions)	Performance	(in millions)
Susan Byrne: LargeCap Value Fund III
Registered investment companies	15	$1,929.72
Other pooled investment vehicles	12	1,230.76
Other accounts	109	5,088.53	3	$335.35

Lisa Dong: LargeCap Value Fund III
Registered investment companies	13	$1,451.23
Other pooled investment vehicles	8	751.58
Other accounts	77	3,334.02	1	$119.95

195

				Total Assets
				of the
				Accounts
			Number of	that
			Accounts	base the
	Total	Total Assets	that base	Advisory
	Number	in the	the Advisory	Fee on
	of	Accounts	Fee on	Performance
	Accounts	(in millions)	Performance	(in millions)
Mark Freeman: LargeCap Value Fund III
Registered investment companies	12	$1,561.04
Other pooled investment vehicles	13	1,027.91
Other accounts	71	3,398.57	3	$335.35

Scott Lawson: LargeCap Value Fund III
Registered investment companies	15	$1,677.56
Other pooled investment vehicles	13	1,034.46
Other accounts	90	3,287.52	1	$119.95

Jay Singhania: LargeCap Value Fund III
Registered investment companies	10	$1,334.71
Other pooled investment vehicles	6	694.95
Other accounts	69	3,432.79	3	$335.35

Compensation

Westwood compensates the Fund’s portfolio managers for their management of the Fund. Each of the Fund’s portfolio managers’ compensation consists of a fixed cash salary and employer 401(k) matching contributions. The portfolio managers are also paid a discretionary cash bonus and a restricted stock award which takes into account performance of the products they manage, including the Fund and other accounts, and profitability of the firm.

Ownership of Securities
Dollar Range of Securities
	PFI Funds Managed by Portfolio Manager	Owned by the Portfolio
Portfolio Manager	(list each fund on its own line)	Manager
Susan Byrne	LargeCap Value Fund III	None
Lisa Dong	LargeCap Value Fund III	None
Mark Freeman	LargeCap Value Fund III	None
Scott Lawson	LargeCap Value Fund III	None
Jay Singhania	LargeCap Value Fund III	None

196

APPENDIX A

Description of Bond Ratings:

Moody's Investors Service, Inc. Rating Definitions:
Long-Term Obligation Ratings

Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised.
Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa.
The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM NOTES: The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes "best quality, enjoying strong protection from established cash flows." MIG 2 denotes "high quality" with
"ample margins of protection." MIG 3 notes are of "favorable quality but lacking the undeniable strength of the preceding grades." MIG 4 notes are of "adequate quality, carrying specific risk for having protection and not distinctly or predominantly speculative."

Description of Moody's Commercial Paper Ratings:

Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

197

Description of Standard & Poor's Corporation's Debt Ratings:
A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

l.	Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

AAA:	Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A:	Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB:	Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal.
Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC:	Debt rated "BB," "B," "CCC," and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating "C" is reserved for income bonds on which no interest is being paid.

D:	Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

198

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Standard & Poor's, Commercial Paper Ratings

A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment.
Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a "+" designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor's rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.

SP-2:	A satisfactory capacity to pay principal and interest.

SP-3:	A speculative capacity to pay principal and interest.

Fitch, Inc. Long-Term Credit Ratings

Investment Grade

AAA:	Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA:	Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

199

A:	High credit quality. “A” ratings denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB:	Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB:	Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B:	Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC:	Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC:	Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C:	Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Recovery Ratings

Recovery Ratings are assigned to selected individual securities and obligations. These currently are published for most individual obligations of corporate issuers with IDRs in the ‘B’ rating category and below, and for selected structured finance obligations in low speculative grade.

Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.

The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral. For structured finance, Recovery Ratings are designed to estimate recoveries on a forward-
looking basis while taking into account the time value of money.

Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery. As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.

RR1:	Outstanding recovery prospects given default. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%-100% of current principal and related interest.

RR2:	Superior recovery prospects given default. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%-90% of current principal and related interest.

RR3:	Good recovery prospects given default. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%-70% of current principal and related interest.

RR4:	Average recovery prospects given default. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%-50% of current principal and related interest.

200

RR5:	Below average recovery prospects given default. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%-30% of current principal and related interest.

RR6:	Poor recovery prospects given default. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%-10% of current principal and related interest.

Short-Term Credit Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1:	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2:	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3:	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B:	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C:	High short-term default risk. Default is a real possibility.

RD:	Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D:	Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

201

APPENDIX B

Proxy Voting Policies

The proxy voting policies applicable to each Fund appear in the following order:

Principal’s proxy voting policy is first, followed by the Sub-Advisors, alphabetically.

202

Principal Management Corporation (“Principal”) Proxy Voting Policy
Effective March 10, 2009

Proxy Voting Policy
Principal believes that proxy voting and the analysis of corporate governance issues, in general, are important elements of the portfolio management services provided to the firm’s advisory clients. The guiding principles in performing proxy voting are to make decisions that
(i) favor proposals that tend to maximize a company's shareholder value and (ii) are not influenced by conflicts of interest. These principles reflect the belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

Proxy Voting Procedures
Principal has implemented these procedures with the premise that portfolio management personnel base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance is one such factor, it may not be the primary consideration. As such, the principles and positions reflected in the procedures are designed to guide in the voting of proxies, and not necessarily in making investment decisions.

Institutional Shareholder Services (“ISS”). Based on Principal’s investment philosophy and approach to portfolio construction, and given the complexity of the issues that may be raised in connection with proxy votes, Principal has retained the services of ISS, an independent company that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers. The services provided to Principal include in-
depth research, voting recommendations, vote execution, recordkeeping, and reporting.

Principal has elected to follow ISS Standard Proxy Voting Guidelines (the “Guidelines”),
which embody the positions and factors that Principal generally considers important in casting proxy votes. The Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, Board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. In connection with each proxy vote, ISS prepares a written analysis and recommendation that reflects ISS’ application of the Guidelines to the particular proxy issues.

On any particular proxy vote, a Portfolio Manager may decide to diverge from the Guidelines.
Where the Guidelines do not direct a particular response and instead list relevant factors, the
ISS Recommendation will reflect ISS own evaluation of the factors. The Portfolio Manager has access to ISS Recommendations and may determine that it is in the best interest of shareholders to vote differently.

In the event that judgment differs from that of ISS, Principal will memorialize the reasons supporting that judgment and retain a copy of those records. In such cases, the following will be required:

· The requesting Portfolio Manager must put forth, in writing, the reasons for their decision;
· The approval of Principal’s Chief Investment Officer;
· Notification to the Proxy Voting Coordinator and other appropriate personnel
(including PGI Portfolio Managers whose clients may own the particular security);
· A determination that the decision is not influenced by any conflict of interest; and
· The creation of a written record reflecting the process.

Conflicts of Interest. Principal has implemented procedures designed to prevent conflicts of interest from influencing proxy voting decisions. These procedures are designed to eliminate

Principal’s discretion in voting such proxies to eliminate the conflict. The procedures used differ for the SAM Portfolio and LifeTime portfolios of the Principal Fund clients and all other clients.

Conflict Procedures for the SAM Portfolios and LifeTime Portfolios
The SAM Portfolios and the LifeTime portfolios invest in shares of other Principal Mutual
Funds. Principal is authorized to vote proxies related to the underlying funds. If an underlying fund holds a shareholder meeting, in order to avoid any potential conflict of interest, Principal will vote shares of such fund on any proposal submitted to the underlying fund’s shareholders in the same proportion as the votes of other shareholders of the underlying fund.

Conflict Procedures for All Other Clients
The conflict avoidance procedures for securities held by all other clients include Principal’s use of the Guidelines and ISS Recommendations. Proxy votes cast by Principal in accordance with the Guidelines and ISS Recommendations are generally not viewed as being the product of any conflicts of interest because Principal cast such votes pursuant to a pre-determined policy based upon the recommendations of an independent third-party.

Principal’s procedures also prohibit the influence of conflicts of interest where a Portfolio
Manager decides to vote against an ISS Recommendation, as described above. In exceptional circumstances, the approval process may also include consultation with
Principal’s senior management, the Law Department, outside counsel, and/or the client whose account may be affected by the conflict. Principal will maintain a record of the resolution of any proxy voting conflict of interest.

Proxy Voting Instructions and New Accounts. As part of the new account opening process for discretionary institutional clients for which Principal retains proxy voting responsibility, Principal’s Client Services Department is responsible for sending a proxy letter to the client’s custodian. This letter instructs the custodian to send the client’s proxy materials to ISS for voting. The custodian must complete the letter and fax it to ISS, with a copy to the
Principal’s Client Services Department and the Proxy Voting Coordinator. This process is designed to ensure and document that the custodian is aware of its responsibility to send proxies to ISS.

Securities Lending. At times, neither Principal nor ISS will be allowed to vote proxies on behalf of Clients when those Clients have adopted a securities lending program. Typically,
Clients who have adopted securities lending programs have made a general determination that the lending program provides a greater economic benefit than retaining the ability to vote proxies. Notwithstanding this fact, in the event that a proxy voting matter has the potential to materially enhance the economic value of the Client’s position and that position is lent out,
Principal will make reasonable efforts to inform the Client that neither Principal nor ISS is able to vote the proxy until the lent security is recalled.

Abstaining from Voting Certain Proxies. Principal shall at no time ignore or neglect their proxy voting responsibilities. However, there may be times when refraining from voting is in the Client’s best interest, such as when Principals’ analysis of a particular proxy issue reveals that the cost of voting the proxy may exceed the expected benefit to the Client. Such proxies may be voted on a best-efforts basis. These issues may include, but are not limited to:

· Restrictions for share blocking countries;1

1 In certain markets where share blocking occurs, shares must be “frozen” for trading purposes at the custodian or sub-custodian in order to vote. During the time that shares are blocked, any pending trades will not settle. Depending on the market, this period can last from one day to three weeks. Any sales that must be executed will settle late and potentially be subject to interest charges or other punitive fees.

· Casting a vote on a foreign security may require that Principal engage a translator;
· Restrictions on foreigners’ ability to exercise votes;
· Requirements to vote proxies in person;
· Requirements to provide local agents with power of attorney to facilitate the voting instructions;
· Untimely notice of shareholder meeting;
· Restrictions on the sale of securities for a period of time in proximity to the shareholder meeting.

Proxy Solicitation Communications and Handling of Information Requests Regarding
Proxies. Employees must promptly inform the Proxy Voting Coordinator of the receipt of any solicitation from any person related to Clients’ proxies. As a matter of practice, Principal will not reveal or disclose to any third-party how they may have voted (or intend to vote) on a particular proxy until after such proxies have been counted at a shareholder’s meeting.
However, the Proxy Voting Coordinator may disclose that it is the general policy to follow
ISS Guidelines. At no time may any Employee accept any remuneration in the solicitation of proxies.

Employees may be contacted by various entities that request or provide information related to particular proxy issues. Specifically, investor relations, proxy solicitation, and corporate/financial communications firms (e.g., Thomson Financial, Richard Davies, DF King,
Georgeson Shareholder) may contact Principal to ask questions regarding total holdings of a particular stock across advisory Clients, or how they intend to vote on a particular proxy. In addition, issuers may call (or hire third-parties to call) with intentions to influence the votes
(i.e., to vote against ISS recommendation).

Employees that receive information requests related to proxy votes should forward such communications (e.g., calls, e-mails, etc.) to the Proxy Voting Coordinator. The Proxy Voting
Coordinator will take steps to verify the identity of the caller and his/her firm prior to exchanging any information. In addition, the Proxy Voting Coordinator may consult with the appropriate Portfolio Manager(s) and/or the CCO with respect to the type of information that can be disclosed. Certain information may have to be provided pursuant to foreign legal requirements (e.g., Section 793 of the UK Companies Act).

Proxy Voting Errors. In the event that any Employee becomes aware of an error related to proxy voting, he/she must promptly report that matter to the Proxy Voting Coordinator. The
Proxy Voting Coordinator will take immediate steps to determine whether the impact of the error is material and to address the matter. The Proxy Voting Coordinator, with the assistance of the CCO, will generally prepare a memo describing the analysis and the resolution of the matter. Supporting documentation (e.g., correspondence with ISS, client,
Portfolio Managers/ analysts, etc.) will be maintained by the Compliance Department.
Depending on the severity of the issue, the Law Department, outside counsel, and/or affected clients may be contacted.

Recordkeeping. Principal must maintain the documentation described in the following section for a period of not less than five (5) years, the first two (2) years at the principal place of business. The Compliance Department, in coordination with ISS, is responsible for the following procedures and for ensuring that the required documentation is retained.

· Client request to review proxy votes:
o Any request, whether written (including e-mail) or oral, received by any
Employee of Principal, must be promptly reported to the Proxy Voting
Coordinator. All written requests must be retained in the client’s permanent file.

	o	The Proxy Voting Coordinator will record the identity of the client, the date of the request, and the disposition (e.g., provided a written or oral response to client’s request, referred to third-party, not a proxy voting client, other dispositions, etc.) in a suitable place.
	o	The Proxy Voting Coordinator will furnish the information requested to the client within a reasonable time period (generally within 10 business days).
Principal will maintain a copy of the written record provided in response to client’s written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the client’s written request, if applicable and maintained in the permanent file.
	o	Clients are permitted to request the proxy voting record for the 5 year period prior to their request.
·	Proxy statements received regarding client securities:
	o	Upon inadvertent receipt of a proxy, Principal will generally forward to ISS for voting, unless the client has instructed otherwise.
	o	Note: Principal is permitted to rely on proxy statements filed on the SEC’s
EDGAR system instead of keeping their own copies.

·	Proxy voting records:
	o	Principals’ proxy voting record is maintained by ISS. The Proxy Voting
Coordinator, with the assistance of the Client Services Department, will periodically ensure that ISS has complete, accurate, and current records.
	o	Principal will maintain documentation to support the decision to vote against
ISS recommendation.
	o	Principal will maintain documentation or notes or any communications received from third-parties, other industry analysts, third-party service providers, company’s management discussions, etc. that were material in the basis for the decision.

Proxy Voting Policies and Procedures For
Principal Investors Fund
Principal Variable Contracts Fund
Principal Retail Funds
(December 15, 2003)

It is each fund's policy to delegate authority to its advisor or sub-advisor, as appropriate, to vote proxy ballots relating to the fund's portfolio securities in accordance with the advisor's or sub-advisor's voting policies and procedures.

The advisor or sub-advisor must provide, on a quarterly basis:

1.	Written affirmation that all proxies voted during the preceding calendar quarter, other than those specifically identified by the advisor or sub-advisor, were voted in a manner consistent with the advisor's or sub-advisor's voting policies and procedures. In order to monitor the potential effect of conflicts of interest of an advisor or sub-advisor, the advisor or sub-advisor will identify any proxies the advisor or sub-advisor voted in a manner inconsistent with its policies and procedures. The advisor or sub-advisor shall list each such vote, explain why the advisor or sub-advisor voted in a manner contrary to its policies and procedures, state whether the advisor or sub-advisor’s vote was consistent with the recommendation to the advisor or sub-advisor of a third party and, if so, identify the third party; and

2.	Written notification of any changes to the advisor's or sub-advisor's proxy voting policies and procedures made during the preceding calendar quarter.

The advisor or sub-advisor must provide, no later than July 31 of each year, the following information regarding each proxy vote cast during the 12-month period ended June 30 for each fund portfolio or portion of fund portfolio for which it serves as investment advisor, in a format acceptable to fund management:

1.	Identification of the issuer of the security;
2.	Exchange ticker symbol of the security;
3.	CUSIP number of the security;
4.	The date of the shareholder meeting;
5.	A brief description of the subject of the vote;
6.	Whether the proposal was put forward by the issuer or a shareholder;
7.	Whether and how the vote was cast;
8.	Whether the vote was cast for or against management of the issuer.

Statement of Policies and Procedures for Proxy Voting

1. Introduction

As a registered investment adviser, AllianceBernstein L.P. (“AllianceBernstein”, “we” or “us”) has a

fiduciary duty to act solely in the best interests of our clients. We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are intended to maximize shareholder value. We consider ourselves shareholder advocates and take this responsibility very seriously. Consistent with these obligations, we will disclose our clients’ voting records only to them and as required by mutual fund vote disclosure regulations. In addition, the proxy committees may,

after careful consideration, choose to respond to surveys regarding past votes.

This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It

sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement applies to AllianceBernstein’s investment groups investing on behalf of clients in both U.S.

and non-U.S. securities.

2. Proxy Policies

Our proxy voting policies are principle-based rather than rules-based. We adhere to a core set of principles that are described in this Statement and in our Proxy Voting Manual. We assess each proxy proposal in light of those principles. Our proxy voting “litmus test” will always be what we view as most likely to maximize shareholder value. We believe that authority and accountability for setting and executing corporate policies, goals and compensation should generally rest with the board of directors and senior management. In return, we support strong investor rights that allow shareholders to hold directors and management accountable if they fail to act in the best interests of shareholders. In addition, when a company engages in illegal activities or other anti-social behavior, we exercise our proxy voting rights considering such behavior.

This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients’ accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider.

AllianceBernstein reserves the right to depart from these guidelines in order to make voting decisions

Dated: March 2010

Firm Policy

that are in our clients’ best interests. In reviewing proxy issues, we will apply the following general policies:

2.1. Corporate Governance

AllianceBernstein’s proxy voting policies recognize the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to shareholders. We favor proposals promoting transparency and accountability within a company.

We support the appointment of a majority of independent directors on key committees and generally support separating the positions of chairman and chief executive officer, except in cases where a company has sufficient counter-balancing governance in place. Because we believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company, we generally will support shareholder proposals which request that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast. Furthermore, we have written to the SEC in support of shareholder access to corporate proxy statements under specified conditions with the goal of serving the best interests of all shareholders.

2.2. Elections of Directors

Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. Therefore, we may withhold votes for directors (or vote against directors in non-U.S. markets) who fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares. (We may vote against directors under these circumstances if the company has adopted a majority voting policy because, if a company has adopted such a policy, withholding votes from directors is not possible.) In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse, and we may abstain or vote against directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement. Also, we will generally not withhold votes for directors who meet the definition of independence promulgated by the primary exchange on which the company’s shares are traded or set forth in the code we determine to be best practice in the country where the subject company is domiciled. Finally, because we believe that

Firm Policy

cumulative voting in single shareholder class structures provides a disproportionately large voice to minority shareholders in the affairs of a company, we will generally vote against such proposals and vote for management proposals seeking to eliminate cumulative voting. However,

in dual class structures (such as A&B shares) where the shareholders with a majority economic interest have a minority voting interest, we will generally vote in favor of cumulative voting.

2.3. Appointment of Auditors

AllianceBernstein believes that the company is in the best position to choose its auditors, so we will generally support management's recommendation. However, we recognize that there are inherent conflicts when a company’s independent auditor performs substantial non-audit services for the company. The Sarbanes-Oxley Act of 2002 prohibits certain categories of services by auditors to U.S. issuers, making this issue less prevalent in the U.S. Nevertheless, in reviewing a proposed auditor, we will consider the fees paid for non-audit services relative to total fees and whether there are other reasons for us to question the independence or performance of the auditors.

2.4. Changes in Legal and Capital Structure

Changes in a company’s charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, AllianceBernstein will cast its votes in accordance with management’s recommendations on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company.

For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition, or provide a sufficient number of shares for an employee savings plan, stock option plan or executive compensation plan. However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than 100% of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device. We will support shareholder proposals that seek to eliminate dual class voting structures.

2.5. Corporate Restructurings, Mergers and Acquisitions

AllianceBernstein believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis,

Firm Policy

weighing heavily the views of our research analysts that cover the company and our investment professionals managing the portfolios in which the stock is held.

2.6. Proposals Affecting Shareholder Rights

AllianceBernstein believes that certain fundamental rights of shareholders must be protected.

We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

2.7. Anti-Takeover Measures

AllianceBernstein believes that measures that impede corporate transactions (such as takeovers)

or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. Therefore, we will generally oppose proposals,

regardless of whether they are advanced by management or shareholders, when their purpose or effect is to entrench management or excessively or inappropriately dilute shareholder ownership.

Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover or anti-shareholder measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including the authorization of blank check preferred stock, classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.

2.8. Executive Compensation
AllianceBernstein believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefits offered to company employees. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-

case basis to ensure that the long-term interests of management and shareholders are properly aligned. In general, we will analyze the proposed plan to ensure that shareholder equity will not be excessively diluted taking into account shares available for grant under the proposed plan as well as other existing plans. We generally will oppose plans that allow stock options to be granted with below market value exercise prices on the date of issuance or permit re-pricing of underwater stock options without shareholder approval. Other factors such as the company’s

Firm Policy

performance and industry practice will generally be factored into our analysis. In markets where remuneration reports are not required for all companies (for instance, in the U.S. such reports are required only for companies that received funds from the Troubled Asset Relief Program

(“TARP”) but not other companies), we will generally support shareholder proposals asking the board to adopt a policy (i.e., “say on pay”) that the company’s shareholders be given the opportunity to vote on an advisory resolution to approve the compensation committee’s report.

Although “say on pay” votes are by nature only broad indications of shareholder views, they do lead to more compensation-related dialogue between management and shareholders and help ensure that the important common objective of management and shareholders is met, which is maximizing the value of the company. In markets where votes to approve remuneration reports are required, we review the reports on a case-by-case basis. With respect to companies that have received governmental assistance through government programs such as TARP, we will generally oppose shareholder proposals that seek to impose greater executive compensation restrictions on subject companies than are required under the applicable program because such restrictions could create a competitive disadvantage for the subject company. We believe the U.S. Securities and Exchange Commission (“SEC”) took appropriate steps to ensure more complete and transparent disclosure of executive compensation when it issued modified executive compensation and corporate governance disclosure rules in 2006 and February 2010. Therefore,

while we will consider them on a case-by-case basis, we generally vote against shareholder proposals seeking additional disclosure of executive and director compensation, including proposals that seek to specify the measurement of performance-based compensation, if the company is subject to SEC rules. Finally, we will support requiring a shareholder vote on management proposals to provide severance packages that exceed 2.99 times the sum of an executive officer’s base salary plus bonus that are triggered by a change in control. Finally, we will support shareholder proposals requiring a company to expense compensatory employee stock options (to the extent the jurisdiction in which the company operates does not already require it) because we view this form of compensation as a significant corporate expense that should be appropriately accounted for.

2.9. Social and Corporate Responsibility

These types of shareholder proposals often raise complex and controversial issues that may have both a financial and non-financial effect on the company. They reflect increasing shareholder concern about Socially Responsible Investing, which may include environmental, social and governance-related issues, as well as other forms of responsible investing and proxy voting.

Firm Policy

These proposals present a special set of challenges because, beyond distinctions between legal and illegal activity, perspectives on social good vary widely, not only across borders but also from shareholder to shareholder.

Maximizing long-term shareholder value is the overriding concern in considering these proposals, so AllianceBernstein will review and analyze them on a case-by-case basis to determine what effect, if any, they will have on the future earnings of the company. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company with no discernable benefits to shareholders. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

3. Proxy Voting Procedures 3.1. Proxy Voting Committees

Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for AllianceBernstein and consider specific proxy voting matters as necessary. These committees periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies.

When a proxy vote cannot be clearly decided by an application of our stated policy, the proxy committee will evaluate the proposal. In addition, the committees, in conjunction with the analyst that covers the company, may contact corporate management, interested shareholder groups and others as necessary to discuss proxy issues. Members of the committees include senior investment personnel and representatives of the Legal and Compliance Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to these policies.

3.2. Conflicts of Interest

AllianceBernstein recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage or administer, who distributes

AllianceBernstein-sponsored mutual funds, or with whom we have, or one of our employees has,

a business or personal relationship that may affect (or may be reasonably viewed as affecting)

how we vote on the issuer’s proxy. Similarly, AllianceBernstein may have a potentially material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. We believe that centralized management of proxy voting,

oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted based solely on our clients’ best interests. Additionally, we have implemented

Firm Policy

procedures to ensure that our votes are not the product of a material conflict of interest,

including: (i) on an annual basis, the proxy committees taking reasonable steps to evaluate (A)

the nature of AllianceBernstein’s and our employees’ material business and personal relationships

(and those of our affiliates) with any company whose equity securities are held in client accounts and (B) any client that has sponsored or has a material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that he or she is aware of

(including personal relationships) and any contact that he or she has had with any interested party regarding a proxy vote; (iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary,

considering the views of third party research services to ensure that our voting decision is consistent with our clients’ best interests.

Because under certain circumstances AllianceBernstein considers the recommendation of third party research services, the proxy committees take reasonable steps to verify that any third party research service is, in fact, independent taking into account all of the relevant facts and circumstances. This includes reviewing the third party research service’s conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues, and (ii) can make recommendations in an impartial manner and in the best interests of our clients.

3.3. Proxies of Certain Non-U.S. Issuers

Proxy voting in certain countries requires “share blocking.” Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks.

Absent compelling reasons to the contrary, AllianceBernstein believes that the benefit to the client of exercising the vote is outweighed by the cost of voting (i.e., not being able to sell the shares during this period). Accordingly, if share blocking is required we generally choose not to vote those shares.

AllianceBernstein seeks to vote all proxies for securities held in client accounts for which we have proxy voting authority. However, in non-US markets administrative issues beyond our control may at times prevent AllianceBernstein from voting such proxies. For example,

Firm Policy

AllianceBernstein may receive meeting notices after the cut-off date for voting or without sufficient time to fully consider the proxy. As another example, certain markets require periodic renewals of powers of attorney that local agents must have from our clients prior to implementing AllianceBernstein’s voting instructions.

3.4. Loaned Securities

Many clients of AllianceBernstein have entered into securities lending arrangements with agent lenders to generate additional revenue. AllianceBernstein will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.

3.5. Proxy Voting Records

Clients may obtain information about how we voted proxies on their behalf by contacting their

AllianceBernstein administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mark R. Manley, Senior Vice President & Chief Compliance

Officer, AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

[ALTERNATIVE LANGUAGE FOR U.S. MUTUAL FUNDS]

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit

AllianceBernstein’s web site at www.alliancebernstein.com, go to the Securities and Exchange

Commission’s web site at www.sec.gov or call AllianceBernstein at (800) 227-4618.

American Century Investments

PROXY VOTING POLICIES

American Century Investment Management, Inc. and American Century Global
Investment Management, Inc. (collectively, the “Adviser”) are the investment managers for a variety of clients, including the American
Century family of mutual funds. As such, the Adviser has been delegated the authority to vote proxies with respect to investments held in the accounts it manages. The following is a statement of the proxy voting policies that have been adopted by the Adviser.

General Principles
In voting proxies, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of our clients, and for the exclusive purpose of providing benefits to them.
The Adviser will attempt to consider all factors of its vote that could affect the value of the investment. We will not subordinate the interests of clients in the value of their investments to unrelated objectives. In short, the Adviser will vote proxies in the manner that we believe will do the most to maximize shareholder value.

Specific Proxy Matters

A.Routine Matters

1.Election of Directors
a. Generally. The Adviser will generally support the election of directors that result in a board made up of a majority of
independent directors. In general, the Adviser will vote in
favor of management's director nominees if they are running
unopposed. The Adviser believes that management is in the best possible position to evaluate the qualifications of directors and the needs and dynamics of a particular board. The Adviser of course maintains the ability to vote against any candidate whom it feels is not qualified. For example, we will generally vote for management’s director nominees unless there are
specific concerns about the individual, such as criminal
wrongdoing or breach of fiduciary responsibilities. Conversely, we will vote against individual directors if they do not
provide an adequate explanation for repeated absences at board meetings. When management's nominees are opposed in a proxy
contest, the Adviser will evaluate which nominees' publicly-
announced management policies and goals are most likely to
maximize shareholder value, as well as the past performance of the incumbents. In cases where the Adviser’s clients are
significant holders of a company’s voting securities,
management’s recommendations will be reviewed with the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund, the trustee of a retirement plan).

b. Committee Service. The Adviser will withhold votes for non-
independent directors who serve on the audit, compensation
and/or nominating committees of the board.

c. Classification of Boards. The Adviser will support proposals

American Century Investments	Proxy Voting Policies

that seek to declassify boards. Conversely, the Adviser will oppose efforts to adopt classified board structures.

d. Majority Independent Board. The Adviser will support proposals calling for a majority of independent directors on a board. We believe that a majority of independent directors can helps to facilitate objective decision making and enhances
accountability to shareholders.

e. Withholding Campaigns. The Adviser will support proposals calling for shareholders to withhold votes for directors where such actions will advance the principles set forth in
paragraphs (a) through (d) above.

2.Ratification of Selection of Auditors
The Adviser will generally rely on the judgment of the issuer’s audit committee in selecting the independent auditors who will provide the best service to the company. The Adviser believes that independence of the auditors is paramount and will vote against auditors whose independence appears to be impaired. We will vote against proposed auditors in those circumstances where (1) an auditor has a financial interest in or association with the
company, and is therefore not independent; (2) non-audit fees comprise more than 50% of the total fees paid by the company to the audit firm; or (3) there is reason to believe that the
independent auditor has previously rendered an opinion to the issuer that is either inaccurate or not indicative of the
company's financial position.

B.	Equity-Based Compensation Plans
The Adviser believes that equity-based incentive plans are
economically significant issues upon which shareholders are
entitled to vote. The Adviser recognizes that equity-based
compensation plans can be useful in attracting and maintaining desirable employees. The cost associated with such plans must be measured if plans are to be used appropriately to maximize
shareholder value. The Adviser will conduct a case-by-case
analysis of each stock option, stock bonus or similar plan or amendment, and generally approve management's recommendations with respect to adoption of or amendments to a company's equity-based compensation plans, provided that the total number of shares reserved under all of a company's plans is reasonable and not excessively dilutive.

The Adviser will review equity-based compensation plans or
amendments thereto on a case-by-case basis. Factors that will be considered in the determination include the company's overall capitalization, the performance of the company relative to its peers, and the maturity of the company and its industry; for example, technology companies often use options broadly throughout its employee base which may justify somewhat greater dilution.

Amendments which are proposed in order to bring a company's plan within applicable legal requirements will be reviewed by the
Adviser's legal counsel; amendments to executive bonus plans to comply with IRS Section 162(m) disclosure requirements, for
example, are generally approved.

The Adviser will generally vote against the adoption of plans or

American Century Investments	Proxy Voting Policies

plan amendments that:

· provide for immediate vesting of all stock options in the
event of a change of control of the company (see "Anti-
Takeover Proposals" below);

· reset outstanding stock options at a lower strike price
unless accompanied by a corresponding and proportionate
reduction in the number of shares designated. The Adviser
will generally oppose adoption of stock option plans that
explicitly or historically permit repricing of stock options, regardless of the number of shares reserved for issuance,
since their effect is impossible to evaluate;

· establish restriction periods shorter than three years for restricted stock grants;

· do not reasonably associate awards to performance of the
company; and

· are excessively dilutive to the company.

C. Anti-Takeover Proposals
In general, the Adviser will vote against any proposal, whether made by management or shareholders, which the Adviser believes would materially discourage a potential acquisition or takeover. In most cases an acquisition or takeover of a particular company will increase share value. The adoption of anti-takeover measures may prevent or frustrate a bid from being made, may prevent consummation of the acquisition, and may have a negative effect on share price when no acquisition proposal is pending. The items below discuss specific anti-takeover proposals.

1.Cumulative Voting
The Adviser will vote in favor of any proposal to adopt cumulative voting and will vote against any proposal to eliminate cumulative voting that is already in place, except in cases where a company has a staggered board. Cumulative voting gives minority
shareholders a stronger voice in the company and a greater chance for representation on the board. The Adviser believes that the elimination of cumulative voting constitutes an anti-takeover measure.

2.Staggered Board
If a company has a "staggered board," its directors are elected for terms of more than one year and only a segment of the board stands for election in any year. Therefore, a potential acquiror cannot replace the entire board in one year even if it controls a majority of the votes. Although staggered boards may provide some degree of continuity and stability of leadership and direction to the board of directors, the Adviser believes that staggered boards are primarily an anti-takeover device and will vote against them.
However, the Adviser does not necessarily vote against the re-
election of staggered boards.

3."Blank Check" Preferred Stock
Blank check preferred stock gives the board of directors the

American Century Investments	Proxy Voting Policies

ability to issue preferred stock, without further shareholder approval, with such rights, preferences, privileges and
restrictions as may be set by the board. In response to a hostile take-over attempt, the board could issue such stock to a friendly party or "white knight" or could establish conversion or other rights in the preferred stock which would dilute the common stock and make an acquisition impossible or less attractive. The
argument in favor of blank check preferred stock is that it gives the board flexibility in pursuing financing, acquisitions or other proper corporate purposes without incurring the time or expense of a shareholder vote. Generally, the Adviser will vote against blank check preferred stock. However, the Adviser may vote in favor of blank check preferred if the proxy statement discloses that such stock is limited to use for a specific, proper corporate objective as a financing instrument.

4.Elimination of Preemptive Rights
When a company grants preemptive rights, existing shareholders are given an opportunity to maintain their proportional ownership when new shares are issued. A proposal to eliminate preemptive rights is a request from management to revoke that right.

While preemptive rights will protect the shareholder from having its equity diluted, it may also decrease a company's ability to raise capital through stock offerings or use stock for
acquisitions or other proper corporate purposes. Preemptive rights may therefore result in a lower market value for the company's stock. In the long term, shareholders could be adversely affected by preemptive rights. The Adviser generally votes against
proposals to grant preemptive rights, and for proposals to
eliminate preemptive rights.

5.Non-targeted Share Repurchase
A non-targeted share repurchase is generally used by company management to prevent the value of stock held by existing
shareholders from deteriorating. A non-targeted share repurchase may reflect management's belief in the favorable business
prospects of the company. The Adviser finds no disadvantageous effects of a non-targeted share repurchase and will generally vote for the approval of a non-targeted share repurchase subject to analysis of the company’s financial condition.

6.Increase in Authorized Common Stock
The issuance of new common stock can also be viewed as an anti-
takeover measure, although its effect on shareholder value would appear to be less significant than the adoption of blank check preferred. The Adviser will evaluate the amount of the proposed increase and the purpose or purposes for which the increase is sought. If the increase is not excessive and is sought for proper corporate purposes, the increase will be approved. Proper
corporate purposes might include, for example, the creation of additional stock to accommodate a stock split or stock dividend, additional stock required for a proposed acquisition, or
additional stock required to be reserved upon exercise of employee stock option plans or employee stock purchase plans. Generally, the Adviser will vote in favor of an increase in authorized common stock of up to 100%; increases in excess of 100% are evaluated on

American Century Investments	Proxy Voting Policies

a case-by-case basis, and will be voted affirmatively if
management has provided sound justification for the increase.

7."Supermajority" Voting Provisions or Super Voting Share
Classes
A "supermajority" voting provision is a provision placed in a company's charter documents which would require a "supermajority"
(ranging from 66 to 90%) of shareholders and shareholder votes to approve any type of acquisition of the company. A super voting share class grants one class of shareholders a greater per-share vote than those of shareholders of other voting classes. The
Adviser believes that these are standard anti-takeover measures and will vote against them. The supermajority provision makes an acquisition more time-consuming and expensive for the acquiror. A super voting share class favors one group of shareholders
disproportionately to economic interest. Both are often proposed in conjunction with other anti-takeover measures.

8."Fair Price" Amendments
This is another type of charter amendment that would require an offeror to pay a "fair" and uniform price to all shareholders in an acquisition. In general, fair price amendments are designed to protect shareholders from coercive, two-tier tender offers in which some shareholders may be merged out on disadvantageous terms. Fair price amendments also have an anti-takeover impact, although their adoption is generally believed to have less of a negative effect on stock price than other anti-takeover measures.
The Adviser will carefully examine all fair price proposals. In general, the Adviser will vote against fair price proposals unless it can be determined from the proposed operation of the fair price proposal that it is likely that share price will not be negatively affected and the proposal will not have the effect of discouraging acquisition proposals.

9.Limiting the Right to Call Special Shareholder
Meetings.
The incorporation statutes of many states allow minority
shareholders at a certain threshold level of ownership (frequently
10%) to call a special meeting of shareholders. This right can be eliminated (or the threshold increased) by amendment to the
company's charter documents. The Adviser believes that the right to call a special shareholder meeting is significant for minority shareholders; the elimination of such right will be viewed as an anti-takeover measure and we will vote against proposals
attempting to eliminate this right and for proposals attempting to restore it.

10. Poison Pills or Shareholder Rights Plans
Many companies have now adopted some version of a poison pill plan
(also known as a shareholder rights plan). Poison pill plans generally provide for the issuance of additional equity securities or rights to purchase equity securities upon the occurrence of certain hostile events, such as the acquisition of a large block of stock.

American Century Investments Proxy Voting Policies

The basic argument against poison pills is that they depress share value, discourage offers for the company and serve to "entrench"
management. The basic argument in favor of poison pills is that they give management more time and leverage to deal with a
takeover bid and, as a result, shareholders may receive a better price. The Adviser believes that the potential benefits of a poison pill plan are outweighed by the potential detriments. The
Adviser will generally vote against all forms of poison pills.

We will, however, consider on a case-by-case basis poison pills that are very limited in time and preclusive effect. We will generally vote in favor of such a poison pill if it is linked to a business strategy that will – in our view – likely result in greater value for shareholders, if the term is less than three years, and if shareholder approval is required to reinstate the expired plan or adopt a new plan at the end of this term.

11.	Golden Parachutes
Golden parachute arrangements provide substantial compensation to executives who are terminated as a result of a takeover or change in control of their company. The existence of such plans in
reasonable amounts probably has only a slight anti-takeover
effect. In voting, the Adviser will evaluate the specifics of the plan presented.

12.	Reincorporation
Reincorporation in a new state is often proposed as one part of a package of anti-takeover measures. Several states (such as
Pennsylvania, Ohio and Indiana) now provide some type of
legislation that greatly discourages takeovers. Management
believes that Delaware in particular is beneficial as a corporate domicile because of the well-developed body of statutes and case law dealing with corporate acquisitions.

We will examine reincorporation proposals on a case-by-case basis.
If the Adviser believes that the reincorporation will result in greater protection from takeovers, the reincorporation proposal will be opposed. We will also oppose reincorporation proposals involving jurisdictions that specify that directors can recognize non-shareholder interests over those of shareholders. When
reincorporation is proposed for a legitimate business purpose and without the negative effects identified above, the Adviser will vote affirmatively.

13.	Confidential Voting
Companies that have not previously adopted a "confidential voting"
policy allow management to view the results of shareholder votes.
This gives management the opportunity to contact those
shareholders voting against management in an effort to change their votes.

Proponents of secret ballots argue that confidential voting
enables shareholders to vote on all issues on the basis of merit without pressure from management to influence their decision.
Opponents argue that confidential voting is more expensive and unnecessary; also, holding shares in a nominee name maintains shareholders' confidentiality. The Adviser believes that the only

American Century Investments	Proxy Voting Policies

way to insure anonymity of votes is through confidential voting, and that the benefits of confidential voting outweigh the
incremental additional cost of administering a confidential voting system. Therefore, we will vote in favor of any proposal to adopt confidential voting.

	14.	Opting In or Out of State Takeover Laws
State takeover laws typically are designed to make it more
difficult to acquire a corporation organized in that state. The
Adviser believes that the decision of whether or not to accept or reject offers of merger or acquisition should be made by the shareholders, without unreasonably restrictive state laws that may impose ownership thresholds or waiting periods on potential
acquirors. Therefore, the Adviser will vote in favor of opting out of restrictive state takeover laws.

C.	Other Matters

1.Shareholder Proposals Involving Social, Moral or
Ethical Matters
The Adviser will generally vote management’s recommendation on issues that primarily involve social, moral or ethical matters, such as the MacBride Principles pertaining to operations in
Northern Ireland. While the resolution of such issues may have an effect on shareholder value, the precise economic effect of such proposals, and individual shareholder’s preferences regarding such issues is often unclear. Where this is the case, the Adviser believes it is generally impossible to know how to vote in a manner that would accurately reflect the views of the Adviser’s clients, and therefore will review management’s assessment of the economic effect of such proposals and rely upon it if we believe its assessment is not unreasonable.

Shareholders may also introduce social, moral or ethical proposals which are the subject of existing law or regulation. Examples of such proposals would include a proposal to require disclosure of a company's contributions to political action committees or a
proposal to require a company to adopt a non-smoking workplace policy. The Adviser believes that such proposals are better
addressed outside the corporate arena, and will vote with
management’s recommendation; in addition, the Adviser will
generally vote against any proposal which would require a company to adopt practices or procedures which go beyond the requirements of existing, directly applicable law.

2.Anti-Greenmail Proposals
"Anti-greenmail" proposals generally limit the right of a
corporation, without a shareholder vote, to pay a premium or buy out a 5% or greater shareholder. Management often argues that they should not be restricted from negotiating a deal to buy out a significant shareholder at a premium if they believe it is in the best interest of the company. Institutional shareholders generally believe that all shareholders should be able to vote on such a significant use of corporate assets. The Adviser believes that any repurchase by the company at a premium price of a large block of stock should be subject to a shareholder vote. Accordingly, it

American Century Investments	Proxy Voting Policies

will vote in favor of anti-greenmail proposals.

3.Indemnification
The Adviser will generally vote in favor of a corporation's
proposal to indemnify its officers and directors in accordance with applicable state law. Indemnification arrangements are often necessary in order to attract and retain qualified directors. The adoption of such proposals appears to have little effect on share value.

4.Non-Stock Incentive Plans
Management may propose a variety of cash-based incentive or bonus plans to stimulate employee performance. In general, the cash or other corporate assets required for most incentive plans is not material, and the Adviser will vote in favor of such proposals, particularly when the proposal is recommended in order to comply with IRC Section 162(m) regarding salary disclosure requirements.
Case-by-case determinations will be made of the appropriateness of the amount of shareholder value transferred by proposed plans.

5.Director Tenure
These proposals ask that age and term restrictions be placed on the board of directors. The Adviser believes that these types of blanket restrictions are not necessarily in the best interests of shareholders and therefore will vote against such proposals, unless they have been recommended by management.

6.Directors’ Stock Options Plans
The Adviser believes that stock options are an appropriate form of compensation for directors, and the Adviser will vote for director stock option plans which are reasonable and do not result in excessive shareholder dilution. Analysis of such proposals will be made on a case-by-case basis, and will take into account total board compensation and the company’s total exposure to stock option plan dilution.

7.Director Share Ownership
The Adviser will vote against shareholder proposals which would require directors to hold a minimum number of the company's shares to serve on the Board of Directors, in the belief that such
ownership should be at the discretion of Board members.

Monitoring Potential Conflicts of Interest
Corporate management has a strong interest in the outcome of proposals submitted to shareholders. As a consequence, management often seeks to influence large shareholders to vote with their recommendations on particularly controversial matters. In the vast majority of cases, these communications with large shareholders amount to little more than advocacy for management’s positions and give the Adviser’s staff the opportunity to ask additional questions about the matter being presented. Companies with which the Adviser has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which the Adviser votes on matters for its clients. To ensure that such a conflict of interest does not affect proxy votes cast for the Adviser’s clients, our proxy voting personnel

American Century Investments	Proxy Voting Policies

regularly catalog companies with whom the Adviser has significant business relationships; all discretionary (including case-by-case)
voting for these companies will be voted by the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund or the trustee of a retirement plan).

In addition, to avoid any potential conflict of interest that may arise when one American Century mutual fund owns shares of another American
Century mutual fund, the Advisor will “echo vote” such shares, if possible. Echo voting means the Advisor will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares. So, for example, if shareholders of a fund cast 80% of their votes in favor of a proposal and 20% against the proposal, any American
Century fund that owns shares of such fund will cast 80% of its shares in favor of the proposal and 20% against. When this is not possible (as in the case of the “NT” funds, where the LIVESTRONG funds are the sole shareholder), the shares of the underlying fund (e.g. the “NT” fund)
will be voted in the same proportion as the vote of the shareholders of the corresponding American Century policy portfolio for proposals common to both funds. For example, NT Growth Fund shares will be echo voted in accordance with the votes of the Growth Fund shareholders. In the case where the policy portfolio does not have a common proposal, shares will be voted in consultation with a committee of the independent directors.

************************************************************

The voting policies expressed above are of course subject to modification in certain circumstances and will be reexamined from time to time. With respect to matters that do not fit in the categories stated above, the Adviser will exercise its best judgment as a fiduciary to vote in the manner which will most enhance shareholder value.

Case-by-case determinations will be made by the Adviser’s staff, which is overseen by the General Counsel of the Adviser, in consultation with equity managers. Electronic records will be kept of all votes made.

Original 6/1/1989

Revised 12/05/1991

Revised 2/15/1997

Revised 8/1/1999

Revised 7/1/2003

Revised 12/13/2005

Revised 11/29/2006 (KC Board)

Revised 03/08/2007 (MV Board)

American Century Investments	Proxy Voting Policies
Schedule A
Registered Investment Advisers
INVESTMENT ADVISER
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
AMERICAN CENTURY GLOBAL INVESTMENT MANAGEMENT

Proxy Voting

BHMS has the responsibility for voting proxies for portfolio securities consistent with the best economic interests of the beneficial owners. BHMS maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our Firm's proxy policies and procedures to clients. BHMS will provide information to clients about how their proxies were voted and will retain records related to proxy voting.

BHMS retains Glass Lewis & Co., a proxy service provider, for corporate governance research and generally uses the proxy service provider’s policy recommendations unless a decision is made to override a specific issue. The director of equity operations, who serves as a proxy coordinator, will review each proxy for each company to ensure that all votes are in the best interest of the beneficial owners.

Proxy Oversight Committee

■	BHMS’ Proxy Oversight Committee reviews and reevaluates the proxy service provider’s policies. Policy modifications and updates implemented by the proxy service provider will be reviewed by the Proxy Oversight Committee on an on-going basis to ensure that all proxy voting decisions are in the best interests of the beneficial owner.
■	The Proxy Oversight Committee includes three portfolio managers, four research analysts and two proxy coordinators. Research analysts participate based on industry coverage.

Conflicts of Interest

■	All proxies will be voted uniformly in accordance with the proxy service provider’s recommendations unless BHMS overrides a specific issue. This includes proxies of companies that are also clients, thereby eliminating potential conflicts of interest.

BHMS has adopted written procedures to implement the Firm's policy and reviews to monitor and ensure that our policy is observed, implemented properly and amended or updated, as appropriate, including:

■	BHMS sends a daily electronic transfer of all stock positions to the proxy service provider.
■	The proxy service provider identifies all accounts eligible to vote for each security and posts the proposals and research on its secure, proprietary online system.
■	Any new or controversial issues are presented to the Proxy Oversight Committee for evaluation.
■	Domestic Equity Accounts
The proxy coordinators review each proposal and evaluate the proxy service provider’s recommendations. If further research is required, the proxy coordinators will direct the proxy service provider’s research to the analyst following the security. Generally, proposals are voted in accordance with the proxy service provider’s recommendations unless BHMS overrides a specific issue. The proxy coordinator sends all voting decisions to the proxy service provider through their secure, proprietary, online system.
International Value and Diversified Small Cap Value Accounts
All proxies are voted uniformly in accordance with the proxy service provider’s recommendations.
■	The proxy service provider verifies that every vote is received, voted, and recorded.

■	BHMS sends a proxy report to each client, at least annually (or as requested by client), listing the number of shares voted and disclosing how each proxy was voted.
■	All voting records are retained on the network, which is backed up daily. The proxy service provider retains records for seven years.
■	BHMS’ guidelines addressing specific issues are available upon request by calling 214-665-1900 or by emailing: clientservices@barrowhanley.com.
■	BHMS will identify any conflicts that exist between the interests of the Firm and the by reviewing the relationship of the Firm with the issuer of each security to determine if the Firm or any of our employees have any financial, business, or personal relationship with the issuer.
■	If a material conflict of interest exists, the proxy coordinator will determine whether it is appropriate to disclose the conflict with the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through objective means, such as voting in a manner consistent with a predetermined policy or receiving an independent third party voting recommendation.
■	BHMS will maintain a record of the voting resolution of any conflict of interest.
■	The proxy coordinators shall retain the following proxy records in accordance with the five-year retention requirement:
These policies and procedures and any amendments;
A record of each vote cast; and
Any document BHMS created that was material to making a decision on how to vote proxies, or that memorializes that decision.

The director of equity operations, who serves as a proxy coordinator, is responsible for implementing and monitoring our proxy voting policy, procedures, disclosures and recordkeeping, including outlining our voting guidelines in our procedures.

Rev. December 31, 2010
BARROW, HANLEY, MEWHINNEY & STRAUSS, LLC	2

Global corporate governance &
engagement principles
December 2009

Table of
contents

1. INTRODUCTION TO BLACKROCK	1
2. PHILOSOPHY ON CORPORATE GOVERNACE	1
3. CORPORATE GOVERNANCE, ENGAGEMENT AND VOTING	2
Boards and directors	3
Accounting and audit-related issues	5
Capital structure, merger, asset sales and other special transactions	5
Remuneration and benefits	5
Social, ethical, and environmental issues	6
General corporate governance matters	7
4. BLACKROCK’S OVERSIGHT OF ITS CORPORATE GOVERNANCE ACTIVITIES	7
Oversight	7
Vote execution	8
Conflicts management	9
Voting guidelines	10
Reporting	10

BLACKROCK
GLOBAL CORPORATE GOVERNANCE & ENGAGEMENT PRINCIPLES

1. INTRODUCTION TO BLACKROCK

BlackRock is the world’s preeminent asset management firm and a premier provider of global investment management, risk management and advisory services to institutional and individual clients around the world. With more than $3.3 trillion[1] in assets under management, BlackRock offers a wide range of investment strategies and product structures to meet clients’ needs, including individual and institutional separate accounts, mutual funds, and other pooled investment vehicles and the industry-leading iShares exchange traded funds. Through BlackRock Solutions®, we offer risk management, strategic advisory and enterprise investment system services to a broad base of clients with portfolios totaling approximately US$7.25 trillion.[1]

2. PHILOSOPHY ON CORPORATE GOVERNACE

BlackRock’s corporate governance program is focused on protecting and enhancing the economic value of the companies in which it invests on behalf of clients. We do this through engagement with boards and management of investee companies and, for those clients who have given us authority, through voting at shareholder meetings.

We believe that there are certain fundamental rights attached to share ownership: companies should be accountable to shareholders for the use of their money, companies and their boards should be structured with appropriate checks and balances to ensure that they operate in shareholders’ interests, effective voting rights are central to the rights of ownership and there should be one vote for one share. Key elements of shareholder protection include protection against excessive dilution, the election of directors and the appointment of auditors. Specifically, shareholders should have the right to elect, remove and nominate directors and to amend the corporate charter or by-laws. Shareholders should also be able to vote on matters that are material to the protection of their investment including but not limited to changes to the purpose of the business, the distribution of income and the capital structure. In order to exercise these rights in their own best interests, we believe shareholders have the right to sufficient and timely information to be able to take an informed view of the performance of the company and management.

Our focus is on the board of directors, as the agents of shareholders, who should set the company’s strategic aims within a framework of prudent and effective controls which enables risk to be assessed and managed. The board should provide direction and leadership to the management and oversee their performance. Our starting position is to be supportive of boards in their oversight efforts on our

1 Data is as of September 30, 2009, is subject to change, and is based on a pro forma estimate of assets under management at BlackRock, Inc.and Barclays Global
Investors, N.A.

BlackRock global corporate governance & engagement principles behalf and the items of business they put to a shareholder vote at shareholder meetings. Votes against or withheld from resolutions proposed by the board are a signal that we are concerned that the directors or management have either not acted in the interests of shareholders or have not responded adequately to shareholder concerns communicated to it regarding the strategy or management of a company.

These principles set out our approach to engaging with companies, provide guidance on our position on the key aspects of corporate governance and outline how these might be reflected in our voting decisions. Corporate governance practices vary internationally and our expectations in relation to individual companies are based on the legal and regulatory framework of each market. However, we do believe that there are some overarching principles of corporate governance that apply globally. We assess voting matters on a case-by-
case basis and in light of a company’s unique circumstances. We are interested to understand from the company’s reporting the approach taken, particularly where it is different from the usual market practice and to understand how it benefits shareholders.

BlackRock also believes that shareholders are responsible for exercising oversight of, and promoting due care in, the stewardship of their investment in a company. These ownership responsibilities include, in our view, engaging in certain circumstances with management or board members on corporate governance matters, voting proxies in the best long-term economic interests of shareholders and engaging with regulatory bodies to ensure a sound policy framework consistent with promoting long-term shareholder value creation. Institutional shareholders also have responsibilities to their clients to have appropriate resources and oversight structures. BlackRock’s approach to oversight in relation to its corporate governance activities is set out in section 4.

3. CORPORATE GOVERNANCE, ENGAGEMENT AND VOTING

We recognize that accepted standards of corporate governance differ between markets but we believe that there are sufficient common threads globally to identify an overarching set of principles. The primary objective of our corporate governance activities is the protection and enhancement of our clients’ investments in public corporations. Thus, these principles focus on practices and structures that we consider to be supportive of long-term value creation. We discuss below the principles under six key themes. In our regional and market-specific voting guidelines we explain how these principles inform our voting decisions in relation to specific resolutions that may appear on the agenda of a shareholder meeting in the relevant market.

The six key themes are:
· Boards and directors
· Accounting and audit-related issues
· Capital structure, mergers, asset sales and other special transactions
· Remuneration and benefits

BlackRock global corporate governance & engagement principles

· Social, ethical and environmental issues
· General corporate governance matters

At a minimum we would expect companies to observe the accepted corporate governance standard in their domestic market or to explain why doing so is not in the interests of shareholders. Where company reporting and disclosure is inadequate or the approach taken is inconsistent with our view of what is in the best interests of shareholders we will engage with the company and/or use our vote to encourage better practice. In making voting decisions, we take into account research from external proxy advisors, other internal and external research and academic articles, information published by the company or provided through engagement and the views of our equity
portfolio managers.

BlackRock views engagement as an important activity; engagement provides BlackRock with the opportunity to improve our understanding of investee companies and their governance structures, so that our voting decisions may be better informed.
Engagement also allows us to share our philosophy and approach to investment and corporate governance with issuers to enhance their understanding of our objectives. There are a range of approaches we may take in engaging companies depending on the nature of the issue under consideration, the company and the market.

Boards and directors
The performance of the board is critical to the economic success of the company and to the protection of shareholders’ interests. Board members serve as agents of shareholders in overseeing the operation and strategic direction of the company. For this reason,
BlackRock focuses on directors in many of its engagements and sees the election of directors as one of its most important responsibilities in the proxy voting context.

We expect the board of directors to promote and protect shareholder interests by:

· establishing an appropriate corporate governance structure;
· overseeing and supporting management in setting strategy;
· ensuring the integrity of financial statements;
· making decisions regarding mergers, acquisitions and disposals;
· establishing appropriate executive compensation structures; and
· addressing business issues including social, ethical and environmental issues when they have the potential to materially impact company reputation and performance.

There should be clear definitions of the role of the board, the sub-committees of the board and the senior management such that the responsibilities of each are well understood and accepted. Companies should report publicly the approach taken to governance

BlackRock global corporate governance & engagement principles

(including in relation to board structure) and why this approach is in the interest of shareholders. We will engage with the appropriate directors where we have concerns about the performance of the board or the company, the broad strategy of the company or the performance of individual board members. Concerns about individual board directors may include their membership on the board of a different company where that board has performed poorly and failed to protect shareholder interests.

BlackRock believes that directors should stand for re-election on a regular basis. We assess directors nominated for election or reelection in the context of the composition of the board as a whole. There should be detailed disclosure of the relevant credentials of the individual directors in order that shareholders can assess the caliber of an individual nominee. We expect there to be a sufficient number of independent directors on the board to ensure the protection of the interests of all shareholders. Common impediments to independence include but are not limited to:

  current employment at the company or a subsidiary;
  former employment within the past several years as an executive of the company;
  providing substantial professional services to the company and/or members of the company’s management;
  having had a substantial business relationship in the past three years;
  having, or representing a shareholder with, a substantial shareholding in the company;
  being an immediate family member of any of the aforementioned; and
  interlocking directorships.

BlackRock believes that the operation of the board is enhanced when there is a clearly independent, senior non-executive director to lead it. Where the chairman is also the CEO or is otherwise not independent the company should have an independent lead director. The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board and encouraging independent participation in board deliberations. The lead independent board director should be available to shareholders where they have concerns that they wish to discuss.

To ensure that the board remains effective, regular reviews of board performance should be carried out and assessments made of gaps in skills or experience amongst the members. BlackRock believes it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking and to ensure both continuity and adequate succession planning. We believe that directors are in the best position to assess the optimal size for the board but we would be concerned if a board seemed too small to have an appropriate balance of directors or too large to be effective.

There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors. BlackRock believes that shareholders’ interests are best served when the independent members of the board form a sub-committee to deal with such matters. In many markets, these sub-committees of the board specialize in audit, director nominations and compensation matters. An ad hoc committee might also be formed to decide on a special transaction, particularly one with a related party.

BlackRock global corporate governance & engagement principles

Accounting and audit-related issues

BlackRock recognizes the critical importance of financial statements which provide a complete and accurate picture of a company’s financial condition. We will hold the members of the audit committee or equivalent responsible for overseeing the management of the audit function. We take particular note of cases involving significant financial restatements or ad hoc notifications of material financial weakness.

The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management. To that end, we believe it is important that auditors are, and are seen to be, independent. Where the audit firm provides services to the company in addition to the audit the fees earned should be disclosed and explained. Audit committees should also have in place a procedure for assuring annually the independence of the auditor.

Capital structure, merger, asset sales and other special transactions

The capital structure of a company is critical to its owners, the shareholders, as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emption rights are a key protection for shareholders against the dilution of their interests.

In assessing mergers, asset sales or other special transactions, BlackRock’s primary consideration is the long-term economic interests of shareholders. Boards proposing a transaction need to clearly explain the economic and strategic rationale behind it. We will review the transaction to determine the degree to which the proposed transaction enhances long term shareholder value. We would prefer that such transactions have the unanimous support of the board and have been negotiated at arm’s length. We may seek reassurance from the board that executive and/or board members’ financial interests in a given transaction have not affected their ability to place shareholders’ interests before their own. Where the transaction does involve related parties we would expect the recommendation to support it to come from the independent directors and would prefer only non-conflicted shareholders to vote on the proposal.

BlackRock believes that shareholders have a right to dispose of company shares in the open market without unnecessary restriction. In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights. Such mechanisms can serve to protect and entrench interests other than those of the shareholders. We believe that shareholders are broadly capable of making decisions in their own best interests. We would expect any so-called ‘shareholder rights plans’ being proposed by a board to be subject to shareholder approval on introduction and periodically thereafter for continuation.

Remuneration and benefits

BlackRock expects a company’s board of directors to put in place a compensation structure that incentivizes and rewards executives appropriately and is aligned with shareholder interests. We would expect the compensation committee to take into account the specific

BlackRock global corporate governance & engagement principles circumstances of the company and the key individuals the board is trying to incentivize. We encourage companies to ensure that their compensation packages incorporate appropriate and challenging performance conditions consistent with corporate strategy and market practice. We use third party research, in addition to our own analysis, to evaluate existing and proposed compensation structures. We hold members of the compensation committee or equivalent accountable for poor compensation practices or structures.

BlackRock believes that there should be a clear link between variable pay and company performance as reflected in returns to shareholders. We are not supportive of one-off or special bonuses unrelated to company or individual performance. We support incentive plans that payout rewards earned over multiple and extended time periods. We believe consideration should be given to building claw back provisions into incentive plans such that executives would be required to repay rewards where they were not justified by actual performance. Compensation committees should guard against contractual arrangements that would entitle executives to material compensation for early termination of their contract. Finally, pension contributions should be reasonable in light of market practice.

Outside directors should be compensated in a manner that does not risk compromising their independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.

Social, ethical, and environmental issues

Our fiduciary duty to clients is to protect and enhance their economic interest in the companies in which we invest on their behalf. It is within this context that we undertake our corporate governance activities. We believe that well-managed companies will deal effectively with the social, ethical and environmental (SEE) aspects of their businesses.

BlackRock expects companies to identify and report on the key, business-specific SEE risks and opportunities and to explain how these are managed. This explanation should make clear how the approach taken by the company best serves the interests of shareholders and protects and enhances the long-term economic value of the company. The key performance indicators in relation to SEE matters should also be disclosed and performance against them discussed, along with any peer group benchmarking and verification processes in place. This helps shareholders assess how well management are dealing with the SEE aspects of the business. Any global standards adopted should also be disclosed and discussed in this context.

We may vote against the election of directors where we have concerns that a company might not be dealing with SEE issues appropriately. Sometimes we may reflect such concerns by supporting a shareholder proposal on the issue, where there seems to be either a significant potential threat or realized harm to shareholders’ interests caused by poor management of SEE matters. In deciding our course of action, we will assess whether the company has already taken sufficient steps to address the concern and whether there is a clear and substantial economic disadvantage to the company if the issue is not addressed.

BlackRock global corporate governance & engagement principles

More commonly, given that these are often not voting issues, we will engage directly with the board or management. The trigger for engagement on a particular SEE concern is our assessment that there is potential for material economic ramifications for shareholders.

We do not see it as our role to make social, ethical or political judgments on behalf of clients. We expect investee companies to comply, as a minimum, with the laws and regulations of the jurisdictions in which they operate. They should explain how they manage situations where such laws or regulations are contradictory or ambiguous.

General corporate governance matters

BlackRock believes that shareholders have a right to timely and detailed information on the financial performance and situation of the companies in which they invest. In addition, companies should also publish information on the governance structures in place and the rights of shareholders to influence these. The reporting and disclosure provided by companies forms the basis on which shareholders can assess the extent to which the economic interests of shareholders have been protected and enhanced and the quality of the board’s oversight of management. BlackRock considers as fundamental, shareholders’ rights to vote, including on changes to governance mechanisms, to submit proposals to the shareholders’ meeting and to call special meetings of shareholders.

4. BLACKROCK’S OVERSIGHT OF ITS CORPORATE GOVERNANCE ACTIVITIES

Oversight

BlackRock holds itself to a very high standard in its corporate governance activities, including in relation to executing proxy votes. The Global Corporate Governance Group reports in to the equity business and is considered an investment function. BlackRock maintains regional oversight committees (“corporate governance committees”) for the Americas, Europe, Asia ex-Japan, Japan, and Australia/New Zealand, consisting of senior BlackRock investment professionals. All the regional committees report up to the Global Corporate Governance Committee which is composed of the Chair and Vice-Chair of each regional committee. The committees review and approve amendments to the BlackRock Guidelines and grant authority to the Global Head of Corporate Governance (“Global Head”), a dedicated BlackRock employee without sales responsibilities, to vote in accordance with the Guidelines. The Global Head leads a team of dedicated BlackRock employees without sales responsibilities (“Corporate Governance Group”) to carry out engagement, voting and vote operations in a manner consistent with the committees’ mandate. The Corporate Governance Group engages companies in conjunction with the portfolio managers in discussions of significant governance issues, conducts research on corporate governance issues and participates in industry discussions to keep abreast of the field of corporate governance. The Corporate Governance Group, or vendors overseen by the Corporate Governance Group, also monitor upcoming proxy votes, execute proxy votes and maintain records of votes cast. The Corporate Governance Group may refer complicated or particularly controversial matters or discussions to the appropriate investors and/or regional Corporate Governance Committees for their review, discussion and guidance prior to making a voting decision. The Committees likewise retain the authority to, among other things, deliberate or otherwise act directly on specific proxies as

BlackRock global corporate governance & engagement principles they deem appropriate. BlackRock's Equity Investment Portfolio Oversight Committee (EIPOC) oversees certain aspects of the Global Corporate Governance Committee and the corporate governance function’s activities.

Vote execution

BlackRock carefully considers proxies submitted to funds and other fiduciary accounts (“Funds”) for which it has voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which it has voting authority based on BlackRock’s evaluation of the best long-term economic interests of shareholders, in the exercise of its independent business judgment, and without regard to the relationship of the issuer of the proxy (or any dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates.

When exercising voting rights, BlackRock will normally vote on specific proxy issues in accordance with its proxy voting guidelines (“Guidelines”) for the relevant market. The Guidelines are reviewed regularly and are amended consistent with changes in the local market practice, as developments in corporate governance occur, or as otherwise deemed advisable by BlackRock’s Corporate Governance Committees. The committees may, in the exercise of their business judgment, conclude that the Guidelines do not cover the specific matter upon which a proxy vote is requested or that an exception to the Guidelines would be in the best long-term economic interests of BlackRock’s clients.

In certain markets, proxy voting involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies. These issues include but are not limited to: (i) untimely notice of shareholder meetings; (ii) restrictions on a foreigner’s ability to exercise votes; (iii) requirements to vote proxies in person; (iv) “shareblocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); (v) potential difficulties in translating the proxy; and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as shareblocking or overly burdensome administrative requirements.

As a consequence, BlackRock votes proxies in these markets only on a “best-efforts” basis. In addition, the Corporate Governance Committees may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote are expected to outweigh the benefit the client will derive by voting on the issuer’s proposal.

While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the relevant Corporate Governance Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such an account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts. In addition, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for their funds and the client

BlackRock global corporate governance & engagement principles assets in those funds, on how best to maximize economic value in respect of a particular investment. Accordingly, portfolio managers retain full discretion to vote the shares in the funds they manage based on their analysis of the economic impact of a particular ballot item.

Conflicts management

BlackRock maintains policies and procedures that are designed to prevent undue influence on BlackRock's proxy voting activity that might stem from any relationship between the issuer of a proxy (or any dissident shareholder) and BlackRock, BlackRock's affiliates, a Fund or a Fund's affiliates. Some of the steps BlackRock has taken to prevent conflicts include, but are not limited to:

i)	BlackRock has adopted a proxy voting oversight structure whereby the Corporate Governance Committees oversee the voting decisions and other activities of the Global Corporate Governance Group, and particularly its activities with respect to voting in the relevant region of each committee’s jurisdiction.
ii)	The Corporate Governance Committees have adopted Guidelines for each region, which set forth the firm’s views with respect to certain corporate governance and other issues that typically arise in the proxy voting context. The Corporate Governance Committee reserves the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the voting process. In addition, the Committee receives periodic reports regarding the specific votes cast by the Corporate Governance Group and regular updates on material process issues, procedural changes and other matters of concern to the Committee.
iii)	BlackRock’s Global Corporate Governance Committee oversees the Global Head, the Corporate Governance Group and the Corporate Governance Committees. The Global Corporate Governance Committee conducts a review, at least annually, of the proxy voting process to ensure compliance with BlackRock’s risk policies and procedures.
iv)	BlackRock maintains a reporting structure that separates the Global Head and Corporate Governance Group from employees with sales responsibilities. In addition, BlackRock maintains procedures to ensure that all engagements with corporate issuers or dissident shareholders are managed consistently and without regard to BlackRock’s relationship with the issuer of the proxy or dissident shareholder. Within the normal course of business, the Global Head or Corporate Governance Group may engage directly with BlackRock clients, and with employees with sales responsibilities, in discussions regarding general corporate governance policy matters, and to otherwise ensure proxy-related client service levels are met. The Global Head or Corporate Governance Group does not discuss any specific voting matter with a client prior to the disclosure of the vote decision to all applicable clients after the shareholder meeting has taken place, except if the client is acting in the capacity as issuer of the proxy or dissident shareholder and is engaging through the established procedures independent of the client relationship.
v)	In certain instances, BlackRock may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies, or provide BlackRock with instructions as to how to vote such proxies. In the latter case, BlackRock votes the proxy in accordance with the independent fiduciary’s determination. Use of an independent fiduciary has been adopted for

BlackRock global corporate governance & engagement principles voting the proxies related to any company that is affiliated with BlackRock, or any company that includes BlackRock employees on its board of directors.

With regard to the relationship between securities lending and proxy voting, BlackRock’s approach is driven by our clients’ economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that generally the likely economic value of casting most votes is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BlackRock recalling loaned securities in order to ensure they are voted. Periodically, BlackRock analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures is necessary in light of future conditions. In addition, BlackRock may in its discretion determine that the value of voting outweighs the cost of recalling shares, and thus recall shares to vote in that instance.

Voting guidelines

The attached issue-specific voting Guidelines for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest. These Guidelines are not intended to be exhaustive. BlackRock applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, these Guidelines do not provide a guide to how BlackRock will vote in every instance. Rather, they share our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots.

Reporting

We report our proxy voting activity directly to clients and publically as required. In addition, we publish for clients a more detailed discussion of our corporate governance activities, including engagement with companies and with other relevant parties.

BlackRock

Proxy voting guidelines for
U.S. securities
December 2009

INTRODUCTION	1
VOTING GUIDELINES	1
Boards and directors	1
Auditors and audit-related issues	6
Capital structure, mergers, asset sales and other special transactions	6
Remuneration and benefits	9
Social, ethical and environmental issues	12
General corporate governance matters	12

BLACKROCK
PROXY VOTING GUIDELINES FOR U.S. SECURITIES

These guidelines should be read in conjunction with BlackRock’s Global Corporate Governance and Engagement Principles.

INTRODUCTION

BlackRock, Inc. and its subsidiaries (collectively, “BlackRock”) seek to make proxy voting decisions in the manner most likely to protect and promote the economic value of the securities held in client accounts. The following issue-specific proxy voting guidelines (the
“Guidelines”) are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context for U.S. Securities. These Guidelines are not intended to limit the analysis of individual issues at specific companies and are not intended to provide a guide to how BlackRock will vote in every instance. Rather, they share our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. They are applied with discretion, taking into consideration the range of issues and facts specific to the company and the individual ballot item.

VOTING GUIDELINES

These guidelines are divided into six key themes which group together the issues that frequently appear on the agenda of annual and extraordinary meetings of shareholders.

The six key themes are:
· Boards and directors
· Auditors and audit-related issues
· Capital structure, mergers, asset sales and other special transactions
· Remuneration and benefits
· Social, ethical and environmental issues
· General corporate governance matters

Boards and directors

Director elections
BlackRock generally supports board nominees in most uncontested elections. However, BlackRock may withhold votes from the entire board in certain situations, including, but not limited to:

· Where a board fails to implement shareholder proposals that receive a majority of votes cast at a prior shareholder meeting, and the proposals, in our view, have a direct and substantial impact on shareholders’ fundamental rights or long-term economic interests.
· Where a board implements or renews a poison pill without seeking shareholder approval beforehand or within a reasonable period of time after implementation.

BlackRock may withhold votes from members of particular board committees (or prior members, as the case may be) in certain situations, including, but not limited to:

· An insider or affiliated outsider who sits on any of the board’s key committees (i.e., audit, compensation, nominating and governance), which we believe generally should be entirely independent. However, BlackRock will examine a board’s complete profile when questions of independence arise prior to casting a withhold vote for any director. For controlled companies, as defined by the U.S. stock exchanges, we will only vote against insiders or affiliates who sit on the audit committee, but not other key committees.
· Members of the audit committee during a period when the board failed to facilitate quality, independent auditing.
· Members of the audit committee where substantial accounting irregularities suggest insufficient oversight by that committee.
· Members of the audit committee during a period in which we believe the company has aggressively accounted for its equity compensation plans.
· Members of the compensation committee during a period in which executive compensation appears excessive relative to performance and peers, and where we believe the compensation committee has not already substantially addressed this issue.
· Members of the compensation committee where the company has repriced options without contemporaneous shareholder approval.
· The chair of the nominating committee, or where no chair exists, the nominating committee member with the longest tenure, where board members have previously received substantial withhold votes and the board has not taken appropriate action to respond to shareholder concerns. This may not apply in cases where BlackRock did not support the initial withhold vote.
· The chair of the nominating committee, or where no chair exists, the nominating committee member with the longest tenure, where the board is not composed of a majority of independent directors. However, this would not apply in the case of a controlled company.

BlackRock may withhold votes from individual board members in certain situations, including, but not limited to:

· Where BlackRock obtains evidence that casts significant doubt on a director’s qualifications or ability to represent shareholders.
· Where it appears the director has acted (at the company or at other companies) in a manner that compromises his or her reliability in representing the best long-term economic interests of shareholders.
· Where a director has a pattern of attending less than 75% of combined board and applicable key committee meetings.

Age limits / term limits
We typically oppose limits on the pool of directors from which shareholders can choose their representatives, especially where those limits are arbitrary or unrelated to the specific performance or experience of the director in question.

Board size
We generally defer to the board in setting the appropriate size. We believe directors are generally in the best position to assess what size is optimal to ensure a board’s effectiveness. However, we may oppose boards that appear too small to allow for effective shareholder representation or too large to function efficiently.

Classified board of directors / staggered terms
A classified board of directors is one that is divided into classes (generally three), each of which is elected on a staggered schedule (generally for three years). At each annual meeting, only a single class of directors is subject to reelection
(generally one-third of the entire board).

We believe that classification of the board dilutes shareholders’ right to evaluate promptly a board’s performance and limits shareholder selection of their representatives. By not having the mechanism to immediately address concerns we may have with any specific director, we lose the ability to provide valuable feedback to the company. Furthermore, where boards are classified, director entrenchment is more likely, because review of board service generally only occurs every three years.
Therefore, we typically vote against classification and for proposals to eliminate board classification.

Cumulative voting for directors
Cumulative voting allocates one vote for each share of stock held, times the number of directors subject to election. A shareholder may cumulate his/her votes and cast all of them in favor of a single candidate, or split them among any combination of candidates. By making it possible to use their cumulated votes to elect at least one board member, cumulative voting is typically a mechanism through which minority shareholders attempt to secure board representation.

BlackRock may support cumulative voting proposals at companies where the board is not majority independent. However, we may oppose proposals that further the candidacy of minority shareholders whose interests do not coincide with our fiduciary responsibility.

Director compensation and equity programs
We believe that compensation for independent directors should be structured to align the interests of the directors with those of shareholders, whom the directors have been elected to represent. We believe that independent director compensation packages based on the company's long-term performance and that include some form of long-term equity compensation are more likely to meet this goal; therefore, we typically support proposals to provide such compensation packages. However, we will generally oppose shareholder proposals requiring directors to own a minimum amount of company stock, as we believe that companies should maintain flexibility in administering compensation and equity programs for independent directors, given each company’s and director’s unique circumstances.

Indemnification of directors and officers
We generally support reasonable but balanced protection of directors and officers. We believe that failure to provide protection to directors and officers might severely limit a company's ability to attract and retain competent leadership. We generally support proposals to provide indemnification that is limited to coverage of legal expenses. However, we may oppose proposals that provide indemnity for: breaches of the duty of loyalty; transactions from which a director derives an improper personal benefit; and actions or omissions not in good faith or those that involve intentional misconduct.

Independent board composition
We generally support shareholder proposals requesting that the board consist of a two-thirds majority of independent outside directors, as we believe that an independent board faces fewer conflicts and is best prepared to protect shareholder interests.

Liability insurance for directors and officers
Proposals regarding liability insurance for directors and officers often appear separately from indemnification proposals. We will generally support insurance against liability for acts committed in an individual's capacity as a director or officer of a company following the same approach described above with respect to indemnification.

Limits on director removal
Occasionally, proposals contain a clause stipulating that directors may be removed only for cause. We oppose this limitation of shareholders’ rights.

Majority vote requirements
BlackRock generally supports the concept of director election by majority vote. Majority voting standards assist in ensuring that directors who are not broadly supported by shareholders are not elected to serve as their representatives. However, we also recognize that there are many methods for implementing majority vote proposals. Where we believe that the company already has a sufficiently robust majority voting process in place, we may not support a shareholder proposal seeking an alternative mechanism.

Separation of chairman and CEO positions
We generally support shareholder proposals requesting that the positions of chairman and CEO be separated. We may consider the designation of a lead director to suffice in lieu of an independent chair, but will take into consideration the structure of that lead director’s position and overall corporate governance of the company in such cases.

Shareholder access to the proxy
We believe that shareholders should have the opportunity, when necessary and under reasonable conditions, to nominate individuals to stand for election to the boards of the companies they own. In our view, securing a right of shareholders to nominate directors without engaging in a control contest can enhance shareholders’ ability to participate meaningfully in the director election process, stimulate board attention to shareholder interests, and provide shareholders an effective means of directing that attention where it
is lacking.

We prefer an access mechanism that is equally applied to companies throughout the market with sufficient protections to limit the potential for abuse. Absent such a mechanism under current law, we consider these proposals on a case-by-case basis. In evaluating a proposal requesting shareholder access at a company, we consider whether access is warranted at that particular company at that time by taking into account the overall governance structure of the company as well as issues specific to that company that may necessitate greater board accountability. We also look for certain minimum ownership threshold requirements, stipulations that access can be used only in non-hostile situations, and reasonable limits on the number of board members that can be replaced through such a mechanism.

Auditors and audit-related issues
BlackRock recognizes the critical importance of financial statements that provide a complete and accurate portrayal of a company’s financial condition. Consistent with our approach to voting on boards of directors, we seek to hold the audit committee of the board responsible for overseeing the management of the audit function at a company, and may withhold votes from the audit committee’s members where the board has failed to facilitate quality, independent auditing. We take particular note of cases involving significant financial restatements or material weakness disclosures.

The integrity of financial statements depends on the auditor effectively fulfilling its role. To that end, we favor an independent auditor. In addition, to the extent that an auditor fails to reasonably identify and address issues that eventually lead to a significant financial restatement, or the audit firm has violated standards of practice that protect the interests of shareholders, we may also vote against ratification.

From time to time, shareholder proposals may be presented to promote auditor independence or the rotation of audit firms. We may support these proposals when they are consistent with our views as described above.

Capital structure, mergers, asset sales and other special transactions
In reviewing merger and asset sale proposals, BlackRock's primary concern is the best long-term economic interests of shareholders.
While these proposals vary widely in scope and substance, we closely examine certain salient features in our analyses. The varied nature of these proposals ensures that the following list will be incomplete. However, the key factors that we typically evaluate in considering these proposals include:

Market premium: For mergers and asset sales, we make every attempt to determine the degree to which the proposed transaction represents a premium to the company's trading price. In order to filter out the effects of pre-merger news leaks on the parties' share prices, we consider a share price from a time period in advance of the merger announcement. In most cases, business combinations should provide a premium; benchmark premiums vary by industry and direct peer group. Where one party is privately held, we look to the comparable transaction analyses provided by the parties' financial advisors. For companies facing insolvency or bankruptcy, a market premium may not apply.

Strategic reason for transaction: There should be a favorable business reason for the combination.

Board approval/transaction history: Unanimous board approval and arm's-length negotiations are preferred. We examine transactions that involve dissenting boards or that were not the result of an arm's-length bidding process to evaluate the likelihood that a transaction is in shareholders’ interests. We also seek to ensure that executive and/or board members’ financial interests in a given transaction do not affect their ability to place shareholders’ interests before their own.

Financial advisors' fairness opinions: We scrutinize transaction proposals that do not include the fairness opinion of a reputable financial advisor to evaluate whether shareholders’ interests were sufficiently protected in the merger process.

Anti-greenmail provisions
Greenmail is typically defined as payments to a corporate raider to terminate a takeover attempt. It may also occasionally refer to payments made to a dissident shareholder in order to terminate a potential proxy contest or shareholder proposal.
We typically view such payments as a misuse of corporate assets which denies shareholders the opportunity to review a matter of direct economic concern and potential benefit to them. Therefore, we generally support proposals to prevent boards from making greenmail payments. However, we generally will oppose provisions designed to limit greenmail payments that appear to unduly burden or prohibit legitimate use of corporate funds.

Blank check preferred
See Preferred Stock.

Eliminate preemptive rights
Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership despite any subsequent equity offerings. These provisions are no longer common in the U.S., and may restrict management's ability to raise new capital.

We generally support the elimination of preemptive rights, but will often oppose the elimination of limited preemptive rights,
(e.g., rights that would limit proposed issuances representing more than an acceptable level of dilution).

Equal voting rights
BlackRock supports the concept of equal voting rights for all shareholders. Some management proposals request authorization to allow a class of common stock to have superior voting rights over the existing common or to allow a class of common to elect a majority of the board. We oppose such differential voting power as it may have the effect of denying shareholders the opportunity to vote on matters of critical economic importance to them.

However, when a shareholder proposal requests to eliminate an existing dual-class voting structure, we seek to determine whether this action is warranted at that company at that time, and whether the cost of restructuring will have a clear economic benefit to shareholders. We evaluate these proposals on a case-by-case basis, and we consider the level and nature of control associated with the dual-class voting structure as well as the company’s history of responsiveness to shareholders in determining whether support of such a measure is appropriate.

Fair price provisions
Originally drafted to protect shareholders from tiered, front-end-loaded tender offers, these provisions have largely evolved into anti-takeover devices through the imposition of supermajority vote provisions and high premium requirements.
BlackRock examines proposals involving fair price provisions and generally votes in favor of those that appear designed to protect minority shareholders, but against those that appear designed to impose barriers to transactions or are otherwise against the economic interests
of shareholders.

Increase in authorized common shares
BlackRock considers industry specific norms in our analysis of these proposals, as well as a company’s history with respect to the use of its common shares. Generally, we are predisposed to support a company if the board believes additional common shares are necessary to carry out the firm’s business. The most substantial concern we might have with an increase is the possibility of use of common shares to fund a poison pill plan that is not in the economic interests of shareholders. Therefore, we generally do not support increases in authorized common shares where a company has no stated use for the additional common shares and/or has a substantial amount of previously authorized common shares still available for issue that is sufficient to allow the company to flexibly conduct its operations, especially if the company already has a poison pill in place. We may also oppose proposals that include common shares with unequal voting rights.

Increase or issuance of preferred stock
These proposals generally request either authorization of a class of preferred stock or an increase in previously authorized preferred stock. Preferred stock may be used to provide management with the flexibility to consummate beneficial acquisitions, combinations or financings on terms not necessarily available via other means of financing. We generally support these proposals in cases where the company specifies the voting, dividend, conversion and other rights of such stock where the terms of the preferred stock
appear reasonable.

However, we frequently oppose proposals requesting authorization of a class of preferred stock with unspecified voting, conversion, dividend distribution and other rights (“blank check” preferred stock) because they may serve as a transfer of authority from shareholders to the board and a possible entrenchment device. We generally view the board’s discretion to establish voting rights on a when-issued basis as a potential anti-takeover device, as it affords the board the ability to place a block of stock with an investor sympathetic to management, thereby foiling a takeover bid without a shareholder vote.
Nonetheless, where the company appears to have a legitimate financing motive for requesting blank check authority, has committed publicly that blank check preferred shares will not be used for anti-takeover purposes, has a history of using blank check preferred stock for financings, or has blank check preferred stock previously outstanding such that an increase would not necessarily provide further anti-takeover protection but may provide greater financing flexibility, we may support the proposal.

Poison pill plans
Also known as Shareholder Rights Plans, these plans generally involve issuance of call options to purchase securities in a target firm on favorable terms. The options are exercisable only under certain circumstances, usually accumulation of a specified percentage of shares in a relevant company or launch of a hostile tender offer. These plans are often adopted by the board without being subject to shareholder vote.

Poison pill proposals generally appear on the proxy as shareholder proposals requesting that existing plans be put to a vote.
This vote is typically advisory and therefore non-binding. We generally vote in favor of shareholder proposals to rescind poison pills.

Where a poison pill is put to a shareholder vote, our policy is to examine these plans individually. Although we oppose most plans, we may support plans that include a reasonable 'qualifying offer clause.’ Such clauses typically require shareholder ratification of the pill, and stipulate a sunset provision whereby the pill expires unless it is renewed. These clauses also tend to specify that an all cash bid for all shares that includes a fairness opinion and evidence of financing does not trigger the pill, but forces either a special meeting at which the offer is put to a shareholder vote, or the board to seek the written consent of shareholders where shareholders could rescind the pill in their discretion. We may also support a pill where it is the only effective method for protecting tax or other economic benefits that may be associated with limiting the ownership changes of
individual shareholders.

Stock splits and reverse stock splits
We generally support stock splits that are not likely to negatively affect the ability to trade shares or the economic value of a share. We generally support reverse splits that are designed to avoid delisting or to facilitate trading in the stock, where the reverse split will not have a negative impact on share value (e.g. one class is reduced while others remain at pre-split levels).
In the event of a proposal to reverse split that would not also proportionately reduce the company’s authorized stock, we apply the same analysis we would use for a proposal to increase authorized stock.

Remuneration and benefits
We note that there are management and shareholder proposals related to executive compensation that appear on corporate ballots. We generally vote on these proposals as described below, except that we typically oppose shareholder proposals on issues where the company already has a reasonable policy in place that we believe is sufficient to address the issue. We may also oppose a shareholder proposal regarding executive compensation if the company’s history suggests that the issue raised is not likely to present a problem for that company.

Adopt advisory resolutions on compensation committee reports
BlackRock generally opposes these proposals, put forth by shareholders, which ask companies to adopt advisory resolutions on compensation committee reports (otherwise known as “Say-on-Pay”). We believe that compensation committees are in the best position to make compensation decisions and should maintain significant flexibility in administering compensation programs, given their knowledge of the wealth profiles of the executives they seek to incentivize, the appropriate performance measures for the company, and other issues internal and/or unique to the company. In our view, shareholders have a sufficient and much more powerful “say-on-pay” today in the form of director elections, in particular with regards to members of the compensation committee.

Advisory resolutions on compensation committee reports
In cases where there is an advisory vote on compensation put forth by management, BlackRock will respond to the proposal as informed by our evaluation of compensation practices at that particular company, and in a manner that appropriately addresses the specific question posed to shareholders. On the question of support or opposition to executive pay practices our vote is likely to correspond with our vote on the directors who are compensation committee members responsible for making compensation decisions. Generally we believe these matters are best left to the compensation committee of the board and that shareholders should not dictate the terms of executive compensation. Our preferred approach to managing pay-for-performance disconnects is via a withhold vote for the compensation committee.

Claw back proposals
Claw back proposals are generally shareholder sponsored and seek recoupment of bonuses paid to senior executives if those bonuses were based on financial results that are later restated. We generally favor recoupment from any senior executive whose compensation was based on faulty financial reporting, regardless of that particular executive’s role in the faulty reporting. We typically support these proposals unless the company already has a robust claw back policy that sufficiently addresses our concerns.

Employee stock purchase plans
An employee stock purchase plan (“ESPP”) gives the issuer’s employees the opportunity to purchase stock in the issuer, typically at a discount to market value. We believe these plans can provide performance incentives and help align employees’
interests with those of shareholders. The most common form of ESPP qualifies for favorable tax treatment under Section

423 of the Internal Revenue Code. Section 423 plans must permit all full-time employees to participate, carry restrictions on the maximum number of shares that can be purchased, carry an exercise price of at least 85 percent of fair market value on grant date with offering periods of 27 months or less, and be approved by shareholders. We will typically support qualified
ESPP proposals.

Equity compensation plans
BlackRock supports equity plans that align the economic interests of directors, managers and other employees with those of shareholders. Our evaluation of equity compensation plans in a post-expensing environment is based on a company’s executive pay and performance relative to peers and whether the plan plays a significant role in a pay-for-performance disconnect. We generally oppose plans that contain “evergreen” provisions allowing for the ongoing increase of shares reserved without shareholder approval. We also generally oppose plans that allow for repricing without shareholder approval. Finally, we may oppose plans where we believe that the company is aggressively accounting for the equity delivered through their stock plans.

Golden parachutes
Golden parachutes provide for compensation to management in the event of a change in control. We generally view this as encouragement to management to consider proposals that might be beneficial to shareholders. We normally support golden parachutes put to shareholder vote unless there is clear evidence of excess or abuse.

We may also support shareholder proposals requesting that implementation of such arrangements require shareholder approval. In particular, we generally support proposals requiring shareholder approval of plans that exceed 2.99 times an executive’s
current compensation.

Option exchanges
BlackRock may support a request to exchange underwater options under the following circumstances: the company has experienced significant stock price decline as a result of macroeconomic trends, not individual company performance;
directors and executive officers are excluded; the exchange is value neutral or value creative to shareholders; and there is clear evidence that absent repricing the company will suffer serious employee incentive or retention and recruiting problems.

Pay-for-performance plans
In order for executive compensation exceeding $1 million to qualify for federal tax deductions, the Omnibus Budget
Reconciliation Act (OBRA) requires companies to link that compensation, for the Company’s top five executives, to disclosed performance goals and submit the plans for shareholder approval. The law further requires that a compensation committee comprised solely of outside directors administer these plans. Because the primary objective of these proposals is to preserve the deductibility of such compensation, we generally favor approval in order to preserve net income.

Pay-for-superior-performance
These are typically shareholder proposals requesting that compensation committees adopt policies under which a portion of equity compensation requires the achievement of performance goals as a prerequisite to vesting. We generally believe these matters are best left to the compensation committee of the board and that shareholders should not set executive compensation or dictate the terms thereof. We may support these proposals if we have a substantial concern regarding the company’s compensation practices over a significant period of time, the proposals are not overly prescriptive, and we believe the proposed approach is likely to lead to substantial improvement. However, our preferred approach to managing pay-for-performance disconnects is via a withhold vote for the compensation committee.

Supplemental executive retirement plans
BlackRock may support shareholder proposals requesting to put extraordinary benefits contained in Supplemental Executive
Retirement Plans (“SERP”) agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Social, ethical and environmental issues
See Global Corporate Governance and Engagement Principles.

General corporate governance matters

Adjourn meeting to solicit additional votes
We generally support such proposals when the agenda contains items that we judge to be in shareholders’ best long-term economic interests.

Bundled proposals
We believe that shareholders should have the opportunity to review substantial governance changes individually without having to accept bundled proposals. Where several measures are grouped into one proposal, BlackRock may reject certain positive changes when linked with proposals that generally contradict or impede the rights and economic interests of shareholders. The decision to support or oppose bundled proposals requires a balancing of the overall benefits and drawbacks of each element of the proposal.

Change name of corporation
We typically defer to management with respect to appropriate corporate names.

Confidential voting
Shareholders most often propose confidential voting as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues. We generally support proposals to allow confidential voting. However, we will usually support suspension of confidential voting during proxy contests where dissidents have access to vote information and management may face an unfair disadvantage.

Other business
We oppose giving companies our proxy to vote on matters where we are not given the opportunity to review and understand those measures and carry out an appropriate level of shareholder oversight.

Reincorporation
Proposals to reincorporate from one state or country to another are most frequently motivated by considerations of anti-
takeover protections or cost savings. Where cost savings are the sole issue, we will typically favor reincorporating. In all instances, we will evaluate the changes to shareholder protection under the new charter/articles/by-laws to assess whether the move increases or decreases shareholder protections. Where we find that shareholder protections are diminished, we will support reincorporation if we determine that the overall benefits outweigh the diminished rights.

Shareholders' right to call a special meeting or act by written consent
In exceptional circumstances and with sufficiently broad support, shareholders should have the opportunity to raise issues of substantial importance without having to wait for management to schedule a meeting. We therefore believe that shareholders should have the right to call a special meeting or to solicit votes by written consent in cases where a reasonably high proportion of shareholders (typically a minimum of 15%) are required to agree to such a meeting/consent before it is called,

in order to avoid misuse of this right and waste corporate resources in addressing narrowly supported interests. However, we may oppose this right in cases where the provision is structured for the benefit of a dominant shareholder to the exclusion of others.

Simple majority voting
We generally favor a simple majority voting requirement to pass proposals. Therefore we will support the reduction or the elimination of supermajority voting requirements to the extent that we determine shareholders’ ability to protect their economic interests is improved. Nonetheless, in situations where there is a substantial or dominant shareholder, supermajority voting may be protective of public shareholder interests and we may therefore support supermajority requirements in those situations.

Stakeholder provisions
Stakeholder provisions introduce the concept that the board may consider the interests of constituencies other than shareholders when making corporate decisions. Stakeholder interests vary widely and are not necessarily consistent with the best long-term economic interests of all shareholders, whose capital is at risk in the ownership of a public company. We believe the board’s fiduciary obligation is to ensure management is employing this capital in the most efficient manner so as to maximize shareholder value, and we oppose any provision that suggests the board should do otherwise.

Brown Advisory
August 2008

e.	PROXY VOTING POLICY ON SECURITIES*

The Firm shall vote proxies consistent with this Policy. Generally, the
Firm’s research analysts vote actively recommended issuers and obtain research from a proxy service for recommendations for voting proxies of all other issues. Clients may, at any time, opt to change voting authorization. Upon notice that a client has revoked the Firm’s authority to vote proxies, the Firm will forward such materials to the party identified by client.

Routine Matters

Since the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer’s management on any issue will be given substantial weight. However, the position of the issuer’s management will not be supported in any situation where it is determined not to be in the best interests of the client.

Election of Directors. Proxies shall be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions shall be supported because it is important for companies to be able to attract qualified candidates.

Appointment of Auditors. Management recommendations shall generally be supported.

Changes in State of Incorporation or Capital Structure. Management
recommendations about re-incorporation shall be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the client.

Non-Routine Matters

Corporate Restructurings, Mergers and Acquisitions. These proposals should be examined on a case-by-case basis because they are an extension of an investment decision.

Proposals Affecting Shareholder Rights. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

Anti-takeover Issues. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the Firm.

Executive Compensation. Although management recommendations
should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

Social and Political Issues. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

Conflicts of Interest

A “conflict of interest,” means any circumstance when the Firm or one of its affiliates (including officers, directors and employees), or in the case where the Firm serves as investment adviser to a Brown Advisory Fund, when the Fund or the principal underwriter, or one or more of their affiliates (including officers, directors and employees), knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of clients or Fund shareholders in how proxies of that issuer are voted. The
Firm should vote proxies relating to such issuers in accordance with the following procedures:

Routine Matters Consistent with Policy. The Firm may vote proxies for routine matters as required by this Policy.

Immaterial Conflicts. The Firm may vote proxies for non-routine matters consistent with this Policy if it determines that the conflict of interest is not material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Firm’s decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances.

Material Conflicts and Non-Routine Matters. If the Firm believes that (A)
it has a material conflict and (B) that the issue to be voted upon is non-
routine or is not covered by this Policy, then:

a)	In the case of a Fund, the Firm shall contact the Proxy Manager for Citigroup Global Transaction Services for a review and
determination;
b)	In the case of all other clients, the Firm should confer with counsel to ensure that the proxy is voted in the best interest of the client.

Abstention

The Firm may abstain from voting proxies in certain circumstances. The
Firm may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the clients, such as (by example and without limitation) when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to effect a vote would be uneconomic relative to the value of the client’s investment in the issuer.

Recordkeeping

The Firm will maintain files relating to its proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the
Firm. The Firm will retain the following:

o	Copies of the proxy voting procedures and policies, and any
amendments thereto.

o	A copy of each proxy statement received by the Firm, provided however that the Firm may rely on obtaining a copy of proxy
statements from the SEC’s EDGAR system for those proxy
statements that are so available.

o	A record of each vote that the Firm casts.

o	A copy of any document the Firm created that was material to making a decision how to vote proxies, or that memorializes that decision, including the resolution of any conflict.

o	A copy of each written client request for information on how the Firm voted such client’s proxies, and a copy of any written response to any (written or oral) client request for information on how the Firm voted its proxies.

Disclosure

The Firm’s registered investment advisory entities, Brown Investment
Advisory Incorporated, Brown Advisory LLC and Brown Securities, LLC
will disclose in its Form ADV Part II (inclusive of the Wrap Fee Brochure for Brown Advisory Securities, LLC) that its clients may contact it in order to obtain information on how it voted such client’s proxies, and to request a copy of this Policy. If a client requests this information, the Chief
Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer, (2) the proposal voted upon and (3) how the client’s proxy was voted.

A concise summary of this Policy will be included in the Form ADV Part
II, and will be updated whenever this Policy is amended and made available to clients upon request.

Office of Primary Responsibility: Director of Research, Portfolio Managers

CAUSEWAY CAPITAL MANAGEMENT LLC
PROXY VOTING POLICIES AND PROCEDURES

Overview

As an investment adviser with fiduciary responsibilities to its clients, Causeway Capital
Management LLC (“Causeway”) votes the proxies of companies owned by Causeway
International Value Fund (the “Value Fund”), Causeway Global Value Fund, Causeway
Emerging Markets Fund (the “EM Fund”), and Causeway International Opportunities
Fund (the “Opportunities Fund”) (collectively, the “Funds”), for which it serves as investment adviser. In addition, Causeway votes the proxies of companies owned by institutional and private clients who have granted Causeway such voting authority.
Causeway has adopted these Proxy Voting Policies and Procedures to govern how it performs and documents its fiduciary duty regarding the voting of proxies.

Proxies are voted solely in the best interests of the client, the Funds’ shareholders or, where employee benefit assets are involved, in the best interests of plan participants and beneficiaries (collectively “clients”). Causeway’s intent has always been to vote proxies, wherever possible to do so, in a manner consistent with its fiduciary obligations.
Practicalities involved in international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

The Chief Operating Officer of Causeway supervises the proxy voting process. Portfolio managers have final decision-making authority over case-by-case votes. To assist in fulfilling its responsibility for voting proxies, Causeway uses independent research and recordkeeping software provided by third parties. Causeway uses RiskMetrics for proxy research, which assists the decision-making process, and for proxy voting services, which include organizing and tracking pending proxies, communicating voting decisions to custodian banks, and maintaining records.

Proxy Voting Guidelines

Causeway will generally vote on specific matters in accordance with the proxy voting guidelines set forth below. However, Causeway reserves the right to vote proxies on behalf of clients on a case-by-case basis if the facts and circumstances so warrant.

Causeway’s proxy voting guidelines are designed to ensure, to the extent feasible, that votes cast are consistent with certain basic principles: (i) increasing shareholder value;
(ii) maintaining or increasing shareholder influence over the board of directors and management; (iii) establishing and enhancing a strong and independent board of directors; (iv) maintaining or increasing the rights of shareholders; and (v) aligning the interests of management and employees with those of shareholders with a view toward the reasonableness of executive compensation and shareholder dilution. Causeway’s guidelines also recognize that a company’s management is charged with the day-to-day operations and, therefore, Causeway generally votes on routine business matters in favor of management’s proposals or positions.

Causeway generally votes for:

  distributions of income
  appointment of auditors
  director compensation, unless deemed excessive
  boards of directors – Causeway generally votes for management’s slate of director nominees. However, it votes against incumbent nominees with poor attendance records, or who have otherwise acted in a manner Causeway believes is not in the best interests of shareholders.
  Causeway generally opposes cumulative voting and attempts to classify boards of directors.
  financial results/director and auditor reports
  share repurchase plans
  changing corporate names and other similar matters

Causeway generally votes the following matters on a case-by-case basis:

  amendments to articles of association or other governing documents changes in board or corporate governance structure
  changes in authorized capital including proposals to issue shares compensation – Causeway believes that it is important that a company’s equity-based compensation plans, including stock option or restricted stock plans, are aligned with the interests of shareholders, including Causeway’s clients. Causeway evaluates compensation plans on a case-by-case basis.
  Causeway generally opposes packages that it believes provide excessive awards or create excessive shareholder dilution. Causeway generally opposes proposals to reprice options because the underlying stock has fallen in value.
  debt issuance requests
  mergers, acquisitions and other corporate reorganizations or restructurings changes in state or country of incorporation

  related party transactions

Causeway generally votes against:

  anti-takeover mechanisms – Causeway generally opposes anti-takeover mechanisms including poison pills, unequal voting rights plans, staggered boards, provisions requiring supermajority approval of a merger and other matters that are designed to limit the ability of shareholders to approve merger transactions.

Causeway generally votes with management regarding:

  social issues – Causeway believes that it is management’s responsibility to handle such issues, and generally votes with management on these types of issues, or abstains. Causeway will oppose social proposals that it believes will be a detriment to the investment performance of a portfolio company.

The Opportunities Fund primarily invests its assets in the Value Fund and the EM Fund.
If the Opportunities Fund receives proxies from the Value Fund or the EM Fund, as a shareholder of such Funds, Causeway intends to vote such proxies in proportion to the vote of all other shareholders of the Value Fund and EM Fund.

Conflicts of Interest

Causeway’s interests may, in certain proxy voting situations, be in conflict with the interests of clients. Causeway may have a conflict if a company that is soliciting a proxy is a client of Causeway or is a major vendor for Causeway. Causeway may also have a conflict if Causeway personnel have a significant business or personal relationship with participants in proxy contests, corporate directors or director candidates.

The Chief Operating Officer will determine the issuers with which Causeway may have a significant business relationship. For this purpose, a “significant business relationship” is one that: (1) represents 1.5% or $1,000,000 of Causeway’s revenues reasonably expected for the current fiscal year, whichever is less; (2) represents 2.5% or $2,000,000 of revenues of an affiliate reasonably expected for the current fiscal year, whichever is less;
or (3) may not directly involve revenue to Causeway or its affiliates but is otherwise determined by the Chief Operating Officer to be significant to Causeway or its affiliates, such as a significant relationship with the company that might create an incentive for
Causeway to vote in favor of management.

The Chief Operating Officer will identify issuers with which Causeway’s employees who are involved in the proxy voting process may have a significant personal or family relationship. For this purpose, a “significant personal or family relationship” is one that would be reasonably likely to influence how Causeway votes proxies.

The Chief Operating Officer will reasonably investigate information relating to conflicts of interest. For purposes of identifying conflicts under this policy, the Chief Operating
Officer will rely on publicly available information about Causeway and its affiliates, information about Causeway and its affiliates that is generally known by Causeway’s employees, and other information actually known by the Chief Operating Officer.
Absent actual knowledge, the Chief Operating Officer is not required to investigate possible conflicts involving Causeway where the information is (i) non-public, (ii)
subject to information blocking procedures, or (iii) otherwise not readily available to the
Chief Operating Officer.

The Chief Operating Officer will maintain a list of issuers with which there may be a conflict and will monitor for potential conflicts of interest on an ongoing basis.

Proxy proposals that are “routine,” such as uncontested elections of directors or those not subject to a vote withholding campaign, meeting formalities and approvals of annual reports/financial statements are presumed not to involve material conflicts of interest.
For non-routine proposals, the Chief Operating Officer in consultation with Causeway’s
General Counsel decides if they involve a material conflict of interest.

If a proposal is determined to involve a material conflict of interest, Causeway may, but is not required to, obtain instructions from the client on how to vote the proxy or obtain the client’s consent for Causeway’s vote. If Causeway does not seek the client’s instructions or consent, Causeway will vote as follows:

  If a “for” or “against” or “with management” guideline applies to the proposal, Causeway will vote in accordance with that guideline.
  If a “for” or “against” or “with management” guideline does not apply to the proposal, Causeway will follow the recommendation of an independent third party such as ISS.

Practical Limitations Relating to Proxy Voting

While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, may involve a number of problems that may restrict or prevent Causeway’s ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with powers of attorney to facilitate Causeway’s voting instructions. As a result,
Causeway will only use its best efforts to vote clients’ non-US proxies.

In addition, regarding US and non-US companies, Causeway will not vote proxies if it does not receive adequate information from the client’s custodian in sufficient time to cast the vote.

CLEARBRIDGE ADVISORS PROXY VOTING POLICIES AND PROCEDURES

AMENDED AS OF MARCH 8, 2010

I.	Types of Accounts for Which ClearBridge Votes Proxies
II.	General Guidelines
III.	How ClearBridge Votes
IV.	Conflicts of Interest
	A.	Procedures for Identifying Conflicts of Interest
	B.	Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest
	C.	Third Party Proxy Voting Firm – Conflicts of Interest
V.	Voting Policy
	A.	Election of Directors
	B.	Proxy Contests
	C.	Auditors
	D.	Proxy Contest Defenses
	E.	Tender Offer Defenses
	F.	Miscellaneous Governance Provisions
	G.	Capital Structure
	H.	Executive and Director Compensation
	I.	State of Incorporation
	J.	Mergers and Corporate Restructuring
	K.	Social and Environmental Issues
	L.	Miscellaneous
VI.	Other Considerations
	A.	Share Blocking
	B.	Securities on Loan
VII.	Disclosure of Proxy Voting
VIII.	Recordkeeping and Oversight

1

CLEARBRIDGE ADVISORS’[1] Proxy Voting Policies and Procedures

I.	TYPES OF ACCOUNTS FOR WHICH CLEARBRIDGE VOTES PROXIES

ClearBridge votes proxies for each client that has specifically authorized us to vote them in the investment management contract or otherwise and votes proxies for each ERISA account unless the plan document or investment advisory agreement specifically reserves the responsibility to vote proxies to the plan trustees or other named fiduciary. These policies and procedures are intended to fulfill applicable requirements imposed on ClearBridge by the
Investment Advisers Act of 1940, as amended, the Investment Company Act of 1940, as amended, and the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations adopted under these laws.

II.	GENERAL GUIDELINES

In voting proxies, we are guided by general fiduciary principles. Our goal is to act prudently, solely in the best interest of the beneficial owners of the accounts we manage and, in the case of ERISA accounts, for the exclusive purpose of providing economic benefits to such persons.
We attempt to provide for the consideration of all factors that could affect the value of the investment and will vote proxies in the manner that we believe will be consistent with efforts to maximize shareholder values.

III. HOW CLEARBRIDGE VOTES

Section V of these policies and procedures sets forth certain stated positions. In the case of a proxy issue for which there is a stated position, we generally vote in accordance with the stated
position. In the case of a proxy issue for which there is a list of factors set forth in Section V that we consider in voting on such issue, we consider those factors and vote on a case-by-case basis in accordance with the general principles set forth above. In the case of a proxy issue for which there is no stated position or list of factors that we consider in voting on such issue, we vote on a case-by-case basis in accordance with the general principles set forth above. We may utilize an external service provider to provide us with information and/or a recommendation with regard to proxy votes but we are not required to follow any such recommendations. The use of an external service provider does not relieve us of our responsibility for the proxy vote.

For routine matters, we usually vote according to our policy or the external service provider’s recommendation, although we are not obligated to do so and an individual portfolio manager may vote contrary to our policy or the recommendation of the external service provider. If a matter is non-routine, e.g., management’s recommendation is different than that of the external service provider and ClearBridge is a significant holder or it is a significant holding for ClearBridge, the issues will be highlighted to the appropriate investment teams and their views solicited by members of the Proxy Committee. Different investment teams may vote differently on the same issue, depending upon their assessment of clients’ best interests.

ClearBridge’s proxy voting process is overseen and coordinated by its Proxy Committee.

[1] These policies and procedures pertain to ClearBridge Advisors, LLC and ClearBridge Asset Management Inc (collectively, “ClearBridge”).

2

IV. CONFLICTS OF INTEREST

In furtherance of ClearBridge’s goal to vote proxies in the best interests of clients, ClearBridge follows procedures designed to identify and address material conflicts that may arise between
ClearBridge’s interests and those of its clients before voting proxies on behalf of such clients.

A.	Procedures for Identifying Conflicts of Interest

ClearBridge relies on the following to seek to identify conflicts of interest with respect to proxy voting:

1.	ClearBridge’s employees are periodically reminded of their obligation (i) to be aware of the potential for conflicts of interest on the part of ClearBridge with respect to voting proxies on behalf of client accounts both as a result of their personal relationships or personal or business relationships relating to another Legg Mason business unit, and (ii)
to bring conflicts of interest of which they become aware to the attention of ClearBridge’s
General Counsel/Chief Compliance Officer.

2.	ClearBridge’s finance area maintains and provides to ClearBridge Compliance and proxy voting personnel an up- to-date list of all client relationships that have historically accounted for or are projected to account for greater than 1% of ClearBridge’s net revenues.

3.	As a general matter, ClearBridge takes the position that relationships between a non-
ClearBridge Legg Mason unit and an issuer (e.g., investment management relationship between an issuer and a non-ClearBridge Legg Mason affiliate) do not present a conflict of interest for ClearBridge in voting proxies with respect to such issuer because
ClearBridge operates as an independent business unit from other Legg Mason business units and because of the existence of informational barriers between ClearBridge and certain other Legg Mason business units. As noted above, ClearBridge employees are under an obligation to bring such conflicts of interest, including conflicts of interest which may arise because of an attempt by another Legg Mason business unit or non-
ClearBridge Legg Mason officer or employee to influence proxy voting by ClearBridge to the attention of ClearBridge Compliance.

4.	A list of issuers with respect to which ClearBridge has a potential conflict of interest in voting proxies on behalf of client accounts will be maintained by ClearBridge proxy voting personnel. ClearBridge will not vote proxies relating to such issuers until it has been determined that the conflict of interest is not material or a method for resolving the conflict of interest has been agreed upon and implemented, as described in Section IV below.

B.	Procedures for Assessing Materiality of Conflicts of Interest and for Addressing
Material Conflicts of Interest

1.	ClearBridge maintains a Proxy Committee which, among other things, reviews and addresses conflicts of interest brought to its attention. The Proxy Committee is comprised of such ClearBridge personnel (and others, at ClearBridge’s request), as are designated from time to time. The current members of the Proxy Committee are set forth in the Proxy Committee’s Terms of Reference.

2.	All conflicts of interest identified pursuant to the procedures outlined in Section IV. A.
must be brought to the attention of the Proxy Committee for resolution. A proxy issue that will be voted in accordance with a stated ClearBridge position on such issue or in accordance with the recommendation of an independent third party generally is not brought to the attention of the Proxy Committee for a conflict of interest review because
ClearBridge’s position is that any conflict of interest issues are resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party.

	3.	The Proxy Committee will determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, ClearBridge’s decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. A written record of all materiality determinations made by the
Proxy Committee will be maintained.

	4.	If it is determined by the Proxy Committee that a conflict of interest is not material,
ClearBridge may vote proxies notwithstanding the existence of the conflict.

	5.	If it is determined by the Proxy Committee that a conflict of interest is material, the Proxy
Committee will determine an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination shall be based on the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc. Such methods may include:

• disclosing the conflict to clients and obtaining their consent before voting;

• suggesting to clients that they engage another party to vote the proxy on their behalf;

• in the case of a conflict of interest resulting from a particular employee’s personal relationships, removing such employee from the decision-making process with respect to such proxy vote; or

• such other method as is deemed appropriate given the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc.*

A written record of the method used to resolve a material conflict of interest shall be maintained.

C.		Third Party Proxy Voting Firm - Conflicts of Interest

With respect to a third party proxy voting firm described herein, the Proxy Committee will periodically review and assess such firm’s policies, procedures and practices with respect to the disclosure and handling of conflicts of interest.

V.	VOTING POLICY

These are policy guidelines that can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account holding the shares being voted. There may be occasions when different investment teams vote differently on the same issue. A ClearBridge investment team
(e.g., ClearBridge’s Social Awareness Investment team) may adopt proxy voting policies that supplement these policies and procedures. In addition, in the case of Taft-Hartley clients,

* Especially in the case of an apparent, as opposed to actual, conflict of interest, the Proxy Committee may resolve such conflict of interest by satisfying itself that ClearBridge’s proposed vote on a proxy issue is in the best interest of client accounts and is not being influenced by the conflict of interest.

ClearBridge will comply with a client direction to vote proxies in accordance with Institutional
Shareholder Services’ (ISS) PVS Proxy Voting Guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.

A.	Election of Directors

1.	Voting on Director Nominees in Uncontested Elections.

	a.	We withhold our vote from a director nominee who:
• attended less than 75 percent of the company’s board and committee meetings without a valid excuse (illness, service to the nation/local government, work on behalf of the company);

• were members of the company’s board when such board failed to act on a shareholder proposal that received approval of a majority of shares cast for the previous two consecutive years;

• received more than 50 percent withheld votes of the shares cast at the previous board election, and the company has failed to address the issue as to why;

• is an insider where: (1) such person serves on any of the audit, compensation or nominating committees of the company’s board, (2) the company’s board performs the functions typically performed by a company’s audit, compensation and nominating committees, or (3) the full board is less than a majority independent
(unless the director nominee is also the company CEO, in which case we will vote
FOR);

• is a member of the company’s audit committee, when excessive non-audit fees were paid to the auditor, or there are chronic control issues and an absence of established effective control mechanisms.

	b.	We vote for all other director nominees.

2.	Chairman and CEO is the Same Person.

We vote on a case-by-case basis on shareholder proposals that would require the positions of the Chairman and CEO to be held by different persons. We would generally vote FOR such a proposal unless there are compelling reasons to vote against the proposal, including:

	•	Designation of a lead director
	•	Majority of independent directors (supermajority)
	•	All independent key committees
	•	Size of the company (based on market capitalization)
	•	Established governance guidelines
	•	Company performance

3.	Majority of Independent Directors

	a.	We vote for shareholder proposals that request that the board be comprised of a majority of independent directors. Generally that would require that the director have no connection to the company other than the board seat. In determining whether an independent director is truly independent (e.g. when voting on a slate of director candidates), we consider certain factors including, but not necessarily limited to, the following: whether the director or his/her company provided professional services to the company or its affiliates either currently or in the past year; whether the director has any transactional relationship with the company; whether the director is a significant customer or supplier of the company; whether the director is employed by a foundation or university that received significant grants or endowments from the company or its affiliates; and whether there are interlocking directorships.

	b.	We vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

4.	Stock Ownership Requirements

We vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

5.	Term of Office

We vote against shareholder proposals to limit the tenure of independent directors.

6.	Director and Officer Indemnification and Liability Protection

	a.	Subject to subparagraphs 2, 3, and 4 below, we vote for proposals concerning director and officer indemnification and liability protection.

	b.	We vote for proposals to limit and against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care.

	c.	We vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

	d.	We vote for only those proposals that provide such expanded coverage noted in subparagraph 3 above in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) if only the director's legal expenses would be covered.

7.	Director Qualifications

	a.	We vote case-by-case on proposals that establish or amend director qualifications.
Considerations include how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

	b.	We vote against shareholder proposals requiring two candidates per board seat.

B.	Proxy Contests

1.	Voting for Director Nominees in Contested Elections

We vote on a case-by-case basis in contested elections of directors. Considerations include:
chronology of events leading up to the proxy contest; qualifications of director nominees
(incumbents and dissidents); for incumbents, whether the board is comprised of a majority of outside directors; whether key committees (i.e.: nominating, audit, compensation) comprise solely of independent outsiders; discussion with the respective portfolio manager(s).

2.	Reimburse Proxy Solicitation Expenses

We vote on a case-by-case basis on proposals to provide full reimbursement for dissidents waging a proxy contest. Considerations include: identity of persons who will pay solicitation expenses; cost of solicitation; percentage that will be paid to proxy solicitation firms.

C.	Auditors

1.	Ratifying Auditors

We vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position or there is reason to believe the independent auditor has not followed the highest level of ethical conduct. Specifically, we will vote to ratify auditors if the auditors only provide the company audit services and such other audit-related and non-audit services the provision of which will not cause such auditors to lose their independence under applicable laws, rules and regulations.

2.	Financial Statements and Director and Auditor Reports

We generally vote for management proposals seeking approval of financial accounts and reports and the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors or directors.

3.	Remuneration of Auditors

We vote for proposals to authorize the board or an audit committee of the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

4.	Indemnification of Auditors

We vote against proposals to indemnify auditors.

D.	Proxy Contest Defenses

1.	Board Structure: Staggered vs. Annual Elections

	a.	We vote against proposals to classify the board.

	b.	We vote for proposals to repeal classified boards and to elect all directors annually.

2.	Shareholder Ability to Remove Directors

	a.	We vote against proposals that provide that directors may be removed only for cause.

	b.	We vote for proposals to restore shareholder ability to remove directors with or without cause.

	c.	We vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

	d.	We vote for proposals that permit shareholders to elect directors to fill board vacancies.

3.	Cumulative Voting

	a.	If plurality voting is in place for uncontested director elections, we vote for proposals to permit or restore cumulative voting.

	b.	If majority voting is in place for uncontested director elections, we vote against cumulative voting.

	c.	If plurality voting is in place for uncontested director elections, and proposals to adopt both cumulative voting and majority voting are on the same slate, we vote for majority voting and against cumulative voting.

4.	Majority Voting

We vote for non-binding and/or binding resolutions requesting that the board amend a company’s by-laws to stipulate that directors need to be elected with an affirmative majority of the votes cast, provided that it does not conflict with the state law where the company is incorporated. In addition, all resolutions need to provide for a carve-out for a plurality vote standard when there are more nominees than board seats (i.e. contested election). In addition, ClearBridge strongly encourages companies to adopt a post-
election director resignation policy setting guidelines for the company to follow to promptly address situations involving holdover directors.

5.	Shareholder Ability to Call Special Meetings

	a.	We vote against proposals to restrict or prohibit shareholder ability to call special meetings.

	b.	We vote for proposals that provide shareholders with the ability to call special meetings, taking into account a minimum ownership threshold of 10 percent (and investor ownership structure, depending on bylaws).

6.	Shareholder Ability to Act by Written Consent

	a.	We vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

	b.	We vote for proposals to allow or make easier shareholder action by written consent.

7.	Shareholder Ability to Alter the Size of the Board

	a.	We vote for proposals that seek to fix the size of the board.

	b.	We vote against proposals that give management the ability to alter the size of the board without shareholder approval.

8.	Advance Notice Proposals

We vote on advance notice proposals on a case-by-case basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

9.	Amendment of By-Laws

	a.	We vote against proposals giving the board exclusive authority to amend the by-laws.

	b.	We vote for proposals giving the board the ability to amend the by-laws in addition to shareholders.

10. Article Amendments (not otherwise covered by ClearBridge Proxy Voting Policies and
Procedures).

We review on a case-by-case basis all proposals seeking amendments to the articles of association.

We vote for article amendments if:

	•	shareholder rights are protected;
	•	there is negligible or positive impact on shareholder value;
	•	management provides adequate reasons for the amendments; and
	•	the company is required to do so by law (if applicable).

E.	Tender Offer Defenses

1.	Poison Pills

	a.	We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

	b.	We vote on a case-by-case basis on shareholder proposals to redeem a company's poison pill. Considerations include: when the plan was originally adopted; financial condition of the company; terms of the poison pill.

	c.	We vote on a case-by-case basis on management proposals to ratify a poison pill.
Considerations include: sunset provision - poison pill is submitted to shareholders for ratification or rejection every 2 to 3 years; shareholder redemption feature -10% of the shares may call a special meeting or seek a written consent to vote on rescinding the rights plan.

2.	Fair Price Provisions

	a.	We vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

	b.	We vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

3.	Greenmail

	a.	We vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

	b.	We vote on a case-by-case basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

4.	Unequal Voting Rights

	a.	We vote against dual class exchange offers.

	b.	We vote against dual class re-capitalization.

5.	Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

	a.	We vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

	b.	We vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

6.	Supermajority Shareholder Vote Requirement to Approve Mergers

	a.	We vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

	b.	We vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

7.	White Squire Placements

We vote for shareholder proposals to require approval of blank check preferred stock issues.

F.	Miscellaneous Governance Provisions

1.	Confidential Voting

	a.	We vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: in the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

	b.	We vote for management proposals to adopt confidential voting subject to the proviso for contested elections set forth in sub-paragraph A.1 above.

2.	Equal Access

We vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

3.	Bundled Proposals

We vote on a case-by-case basis on bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests and therefore not in the best interests of the beneficial owners of accounts, we vote against the proposals. If the combined effect is positive, we support such proposals.

4.	Shareholder Advisory Committees

We vote on a case-by-case basis on proposals to establish a shareholder advisory committee.
Considerations include: rationale and cost to the firm to form such a committee. We generally vote against such proposals if the board and key nominating committees are comprised solely of independent/outside directors.

5.	Other Business

We vote for proposals that seek to bring forth other business matters.

6.	Adjourn Meeting

We vote on a case-by-case basis on proposals that seek to adjourn a shareholder meeting in order to solicit additional votes.

7.	Lack of Information

We vote against proposals if a company fails to provide shareholders with adequate information upon which to base their voting decision.

G. Capital Structure

1.	Common Stock Authorization

	a.	We vote on a case-by-case basis on proposals to increase the number of shares of common stock authorized for issue, except as described in paragraph 2 below.

	b.	Subject to paragraph 3, below we vote for the approval requesting increases in authorized shares if the company meets certain criteria:

• Company has already issued a certain percentage (i.e. greater than 50%) of the company's allotment.

• The proposed increase is reasonable (i.e. less than 150% of current inventory)
based on an analysis of the company's historical stock management or future growth outlook of the company.

	c.	We vote on a case-by-case basis, based on the input of affected portfolio managers, if holding is greater than 1% of an account.

2.	Stock Distributions: Splits and Dividends

We vote on a case-by-case basis on management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

3.	Reverse Stock Splits

We vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than
100% after giving effect to the shares needed for the reverse split.

4.	Blank Check Preferred Stock

	a.	We vote against proposals to create, authorize or increase the number of shares with regard to blank check preferred stock with unspecified voting, conversion, dividend distribution and other rights.

	b.	We vote for proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

	c.	We vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

	d.	We vote for proposals requiring a shareholder vote for blank check preferred stock issues.

5.	Adjust Par Value of Common Stock

We vote for management proposals to reduce the par value of common stock.

6.	Preemptive Rights

	a.	We vote on a case-by-case basis for shareholder proposals seeking to establish them and consider the following factors:

• Size of the Company.

• Characteristics of the size of the holding (holder owning more than 1% of the outstanding shares).

• Percentage of the rights offering (rule of thumb less than 5%).

	b.	We vote on a case-by-case basis for shareholder proposals seeking the elimination of pre-emptive rights.

7.	Debt Restructuring

We vote on a case-by-case basis for proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Generally, we approve proposals that facilitate debt restructuring.

8.	Share Repurchase Programs

We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

9.	Dual-Class Stock

We vote for proposals to create a new class of nonvoting or sub voting common stock if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders
•	It is not designed to preserve the voting power of an insider or significant shareholder

10. Issue Stock for Use with Rights Plan

We vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

11. Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined. The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

We vote for debt issuances for companies when the gearing level is between zero and 100 percent.

We view on a case-by-case basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent. Any proposed debt issuance is compared to industry and market standards.

12. Financing Plans

We generally vote for the adopting of financing plans if we believe they are in the best economic interests of shareholders.

H. Executive and Director Compensation

In general, we vote for executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having high payout sensitivity to increases in shareholder value. Certain factors, however, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan.
Additionally, in some cases we would vote against a plan deemed unnecessary.

1. OBRA-Related Compensation Proposals

a.	Amendments that Place a Cap on Annual Grant or Amend Administrative Features

We vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of the Internal Revenue Code.

b.	Amendments to Added Performance-Based Goals

We vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of the Internal Revenue Code.

c.	Amendments to Increase Shares and Retain Tax Deductions Under OBRA

We vote for amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) the Internal
Revenue Code.

	d.	Approval of Cash or Cash-and-Stock Bonus Plans

We vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of the Internal Revenue Code.

2.	Expensing of Options

We vote for proposals to expense stock options on financial statements.

3.	Index Stock Options

We vote on a case by case basis with respect to proposals seeking to index stock options.
Considerations include whether the issuer expenses stock options on its financial statements and whether the issuer’s compensation committee is comprised solely of independent directors.

4.	Shareholder Proposals to Limit Executive and Director Pay

	a.	We vote on a case-by-case basis on all shareholder proposals that seek additional disclosure of executive and director pay information. Considerations include: cost and form of disclosure. We vote for such proposals if additional disclosure is relevant to shareholder’s needs and would not put the company at a competitive disadvantage relative to its industry.

	b.	We vote on a case-by-case basis on all other shareholder proposals that seek to limit executive and director pay.

We have a policy of voting to reasonably limit the level of options and other equity-based compensation arrangements available to management to reasonably limit shareholder dilution and management compensation. For options and equity-based compensation arrangements, we vote FOR proposals or amendments that would result in the available awards being less than 10% of fully diluted outstanding shares (i.e. if the combined total of shares, common share equivalents and options available to be awarded under all current and proposed compensation plans is less than 10% of fully diluted shares). In the event the available awards exceed the 10% threshold, we would also consider the %
relative to the common practice of its specific industry (e.g. technology firms). Other considerations would include, without limitation, the following:

• Compensation committee comprised of independent outside directors
• Maximum award limits
• Repricing without shareholder approval prohibited

5.	Golden Parachutes

	a.	We vote for shareholder proposals to have golden parachutes submitted for shareholder ratification.

	b.	We vote on a case-by-case basis on all proposals to ratify or cancel golden parachutes. Considerations include: the amount should not exceed 3 times average base salary plus guaranteed benefits; golden parachute should be less attractive than an ongoing employment opportunity with the firm.

6.	Golden Coffins

	a.	We vote for shareholder proposals that request a company not to make any death benefit payments to senior executives’ estates or beneficiaries, or pay premiums in respect to any life insurance policy covering a senior executive’s life (“golden coffin”).
We carve out benefits provided under a plan, policy or arrangement applicable to a broader group of employees, such as offering group universal life insurance.

	b.	We vote for shareholder proposals that request shareholder approval of survivor benefits for future agreements that, following the death of a senior executive, would obligate the company to make payments or awards not earned.

7.	Anti Tax Gross-up Policy

	a.	We vote for proposals that ask a company to adopt a policy whereby it will not make, or promise to make, any tax gross-up payment to its senior executives, except for tax gross-ups provided pursuant to a plan, policy, or arrangement applicable to management employees of the company generally, such as relocation or expatriate tax equalization policy; we also vote for proposals that ask management to put gross-up payments to a shareholder vote.

	b.	We vote against proposals where a company will make, or promise to make, any tax gross-up payment to its senior executives without a shareholder vote, except for tax gross-ups provided pursuant to a plan, policy, or arrangement applicable to management employees of the company generally, such as relocation or expatriate tax equalization policy.

8.	Employee Stock Ownership Plans (ESOPs)

We vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

9.	401(k) Employee Benefit Plans

We vote for proposals to implement a 401(k) savings plan for employees.

10. Stock Compensation Plans

	a.	We vote for stock compensation plans which provide a dollar-for-dollar cash for stock exchange.

	b.	We vote on a case-by-case basis for stock compensation plans which do not provide a dollar-for-dollar cash for stock exchange using a quantitative model.

11. Directors Retirement Plans

	a.	We vote against retirement plans for non-employee directors.

	b.	We vote for shareholder proposals to eliminate retirement plans for non-employee directors.

12. Management Proposals to Reprice Options

We vote on a case-by-case basis on management proposals seeking approval to reprice options. Considerations include the following:

	•	Historic trading patterns
	•	Rationale for the repricing
	•	Value-for-value exchange
	•	Option vesting
	•	Term of the option
	•	Exercise price
	•	Participation

13. Shareholder Proposals Recording Executive and Director Pay

	a.	We vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

	b.	We vote against shareholder proposals requiring director fees be paid in stock only.

	c.	We vote for shareholder proposals to put option repricing to a shareholder vote.

	d.	We vote for shareholder proposals that call for a non-binding advisory vote on executive pay (“say-on-pay”). Company boards would adopt a policy giving shareholders the opportunity at each annual meeting to vote on an advisory resolution to ratify the compensation of the named executive officers set forth in the proxy statement’s summary compensation table.

	e.	We vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking unto account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

I.	State/Country of Incorporation

1.	Voting on State Takeover Statutes

	a.	We vote for proposals to opt out of state freeze-out provisions.

	b.	We vote for proposals to opt out of state disgorgement provisions.

2.	Voting on Re-incorporation Proposals

We vote on a case-by-case basis on proposals to change a company's state or country of incorporation. Considerations include: reasons for re-incorporation (i.e. financial, restructuring, etc); advantages/benefits for change (i.e. lower taxes); compare the differences in state/country laws governing the corporation.

3.	Control Share Acquisition Provisions

	a.	We vote against proposals to amend the charter to include control share acquisition provisions.

	b.	We vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

	c.	We vote for proposals to restore voting rights to the control shares.

	d.	We vote for proposals to opt out of control share cashout statutes.

J.	Mergers and Corporate Restructuring

1.	Mergers and Acquisitions

We vote on a case-by-case basis on mergers and acquisitions. Considerations include:
benefits/advantages of the combined companies (i.e. economies of scale, operating synergies, increase in market power/share, etc…); offer price (premium or discount); change in the capital structure; impact on shareholder rights.

2.	Corporate Restructuring

We vote on a case-by-case basis on corporate restructuring proposals involving minority squeeze outs and leveraged buyouts. Considerations include: offer price, other alternatives/offers considered and review of fairness opinions.

3.	Spin-offs

We vote on a case-by-case basis on spin-offs. Considerations include the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

4.	Asset Sales

We vote on a case-by-case basis on asset sales. Considerations include the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

5.	Liquidations

We vote on a case-by-case basis on liquidations after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

6.	Appraisal Rights

We vote for proposals to restore, or provide shareholders with, rights of appraisal.

7.	Changing Corporate Name

We vote for proposals to change the “corporate name”, unless the proposed name change bears a negative connotation.

8.	Conversion of Securities

We vote on a case-by-case basis on proposals regarding conversion of securities.
Considerations include the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

9.	Stakeholder Provisions

We vote against proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

K.	Social and Environmental Issues

1.	In general we vote on a case-by-case basis on shareholder social and environmental proposals, on the basis that their impact on share value may be difficult to quantify. In most cases, however, we vote for disclosure reports that seek additional information, particularly when it appears the company has not adequately addressed shareholders'
social and environmental concerns. In determining our vote on shareholder social and environmental proposals, we also analyze the following factors:

	a.	whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;

	b.	the percentage of sales, assets and earnings affected;

	c.	the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

	d.	whether the issues presented should be dealt with through government or company-
specific action;

	e.	whether the company has already responded in some appropriate manner to the request embodied in a proposal;

	f.	whether the company's analysis and voting recommendation to shareholders is persuasive;

	g.	what other companies have done in response to the issue;

	h.	whether the proposal itself is well framed and reasonable;

	i.	whether implementation of the proposal would achieve the objectives sought in the proposal; and

	j.	whether the subject of the proposal is best left to the discretion of the board.

2.	Among the social and environmental issues to which we apply this analysis are the following:

	a.	Energy Efficiency and Resource Utilization

	b.	Environmental Impact and Climate Change

	c.	Human Rights and Impact on Communities of Corporate Activities

	d.	Equal Employment Opportunity and Non Discrimination

	e.	ILO Standards and Child/Slave Labor

	f.	Product Integrity and Marketing

	g.	Sustainability Reporting

	h.	Board Representation

	i.	Animal Welfare

L. Miscellaneous

1.	Charitable Contributions

We vote against proposals to eliminate, direct or otherwise restrict charitable contributions.

2.	Operational Items

	a.	We vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

	b.	We vote against proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

	c.	We vote for by-law or charter changes that are of a housekeeping nature (updates or corrections).

	d.	We vote for management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

	e.	We vote against shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

	f.	We vote against proposals to approve other business when it appears as voting item.

3.	Routine Agenda Items

In some markets, shareholders are routinely asked to approve:

	•	the opening of the shareholder meeting
	•	that the meeting has been convened under local regulatory requirements
	•	the presence of a quorum
	•	the agenda for the shareholder meeting
	•	the election of the chair of the meeting
	•	regulatory filings
	•	the allowance of questions
	•	the publication of minutes
	•	the closing of the shareholder meeting

We generally vote for these and similar routine management proposals.

4. Allocation of Income and Dividends

We generally vote for management proposals concerning allocation of income and the distribution of dividends, unless the amount of the distribution is consistently and unusually small or large.

5. Stock (Scrip) Dividend Alternatives

a.	We vote for most stock (scrip) dividend proposals.

b.	We vote against proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

ClearBridge has determined that registered investment companies, particularly closed end investment companies, raise special policy issues making specific voting guidelines frequently inapplicable. To the extent that ClearBridge has proxy voting authority with respect to shares of registered investment companies, ClearBridge shall vote such shares in the best interest of client accounts and subject to the general fiduciary principles set forth herein without regard to the specific voting guidelines set forth in Section V. A. through L.

The voting policy guidelines set forth in Section V may be changed from time to time by
ClearBridge in its sole discretion.

VI. OTHER CONSIDERATIONS

In certain situations, ClearBridge may determine not to vote proxies on behalf of a client because ClearBridge believes that the expected benefit to the client of voting shares is outweighed by countervailing considerations. Examples of situations in which ClearBridge may determine not to vote proxies on behalf of a client include:

A. Share Blocking

Proxy voting in certain countries requires “share blocking.” This means that shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting
(e.g. one week) with a designated depositary. During the blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to client accounts by the designated depositary. In deciding whether to vote shares subject to share blocking, ClearBridge will consider and weigh, based on the particular facts and circumstances, the expected benefit to clients of voting in relation to the detriment to clients of not being able to sell such shares during the applicable period.

B Securities on Loan

Certain clients of ClearBridge, such as an institutional client or a mutual fund for which
ClearBridge acts as a sub-adviser, may engage in securities lending with respect to the securities in their accounts. ClearBridge typically does not direct or oversee such securities lending activities. To the extent feasible and practical under the circumstances, ClearBridge will request that the client recall shares that are on loan so that such shares can be voted if
ClearBridge believes that the expected benefit to the client of voting such shares outweighs the detriment to the client of recalling such shares (e.g., foregone income). The ability to timely recall shares for proxy voting purposes typically is not entirely within the control of
ClearBridge and requires the cooperation of the client and its other service providers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

VII.	DISCLOSURE OF PROXY VOTING

ClearBridge employees may not disclose to others outside of ClearBridge (including employees of other Legg Mason business units) how ClearBridge intends to vote a proxy absent prior approval from ClearBridge’s General Counsel/Chief Compliance Officer, except that a
ClearBridge investment professional may disclose to a third party (other than an employee of another Legg Mason business unit) how s/he intends to vote without obtaining prior approval from ClearBridge’s General Counsel/Chief Compliance Officer if (1) the disclosure is intended to facilitate a discussion of publicly available information by ClearBridge personnel with a representative of a company whose securities are the subject of the proxy, (2) the company’s market capitalization exceeds $1 billion and (3) ClearBridge has voting power with respect to less than 5% of the outstanding common stock of the company.

If a ClearBridge employee receives a request to disclose ClearBridge’s proxy voting intentions to, or is otherwise contacted by, another person outside of ClearBridge (including an employee of another Legg Mason business unit) in connection with an upcoming proxy voting matter, he/she should immediately notify ClearBridge’s General Counsel/Chief Compliance Officer.

If a portfolio manager wants to take a public stance with regards to a proxy, s/he must consult with ClearBridge’s General Counsel/Chief Compliance Officer before making or issuing a public statement.

VIII.	RECORDKEEPING AND OVERSIGHT

ClearBridge shall maintain the following records relating to proxy voting:

•	a copy of these policies and procedures;
•	a copy of each proxy form (as voted);
•	a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;
•	documentation relating to the identification and resolution of conflicts of interest;
•	any documents created by ClearBridge that were material to a proxy voting decision or that memorialized the basis for that decision; and
•	a copy of each written client request for information on how ClearBridge voted proxies on behalf of the client, and a copy of any written response by ClearBridge to any (written or oral) client request for information on how ClearBridge voted proxies on behalf of the requesting client.

Such records shall be maintained and preserved in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the ClearBridge adviser.

To the extent that ClearBridge is authorized to vote proxies for a United States Registered
Investment Company, ClearBridge shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.

In lieu of keeping copies of proxy statements, ClearBridge may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements and votes cast if the third party provides an undertaking to provide the documents promptly upon request.

Columbus Circle Investors

PROXY VOTING POLICY

I.	Procedures

Columbus Circle Investors (Columbus Circle) is generally authorized by its clients, as a term of its Investment Advisory Agreement, the authority to vote and give proxies for the securities held in clients’ investment accounts. At their election, however, clients may retain this authority, in which case Columbus Circle will consult with clients regarding proxy voting decisions as requested.

For those clients for whom Columbus Circle Investors (Columbus Circle) has undertaken to vote proxies, Columbus Circle retains the final authority and responsibility for such voting subject to any specific restrictions or voting instructions by clients.

In addition to voting proxies for clients, Columbus Circle:

1)	provides clients with a concise summary of its proxy voting policy, which includes information describing how clients may obtain a copy of this complete policy and information regarding how specific proxies related to each respective investment account are voted. Columbus Circle provides this summary to all new clients as part of its Form ADV, Part II disclosure brochure, which is available to any clients upon request;

2)	applies its proxy voting policy according to the following voting policies and keeps records of votes for each client through Institutional Shareholder Services;

3)	keeps records of proxy voting available for inspection by each client or governmental agencies - to both determine whether the votes were consistent with policy and to determine all proxies were voted;

4)	monitors such voting for any potential conflicts of interest and maintains systems to deal with these issues appropriately; and

5)	maintains this written proxy voting policy, which may be updated and supplemented from time to time;

Frank Cuttita, Columbus Circle’s Chief Administrative Officer and Chief Compliance
Officer, will maintain Columbus Circle’s proxy voting process. Clients with questions regarding proxy voting decisions in their accounts should contact Mr. Cuttita.

II.	Voting Guidelines

Keeping in mind the concept that no issue is considered "routine," outlined below are general voting parameters on various types of issues when there are no extenuating circumstances, i.e., company specific reason for voting differently. The Operating
Committee of Columbus Circle has adopted the following voting parameters.

To assist in its voting process, Columbus Circle has engaged Institutional Shareholder
Services (ISS), an independent investment advisor that specializes in providing a variety of fiduciary level proxy related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. ISS also provides
Columbus Circle with reports that reflect proxy voting activities for Columbus Circle's client portfolios which provide information for appropriate monitoring of such delegated responsibilities.

Columbus Circle has delegated to ISS the authority to vote Columbus Circle’s clients’
proxies consistent with the following parameters. ISS further has the authority to determine whether any extenuating specific company circumstances exist that would mandate a special consideration of the application of these voting parameters. If ISS makes such a determination, the matter will be forwarded to Mr. Frank Cuttita for review.
Likewise, ISS will present to Columbus Circle any specific matters not addressed within the following parameters for consideration.

A.	Management Proposals:

1.	When voting on ballot items that are fairly common management sponsored initiatives certain items are generally, although not always, voted affirmatively.

■"Normal" elections of directors

■ Approval of auditors/CPA

■ Directors' liability and indemnification

■ General updating/corrective amendments to charter

■ Elimination of cumulative voting

■ Elimination of preemptive rights

2.	When voting items that have a potential substantive financial or best interest impact, certain items are generally, although not always, voted affirmatively:
■ Capitalization changes that eliminate other classes of stock and voting rights
■ Changes in capitalization authorization for stock splits, stock dividends, and other specified needs.
■ Stock purchase plans with an exercise price of not less than 85% FMV
■ Stock option plans that are incentive based and not excessive
■ Reductions in supermajority vote requirements
■ Adoption of antigreenmail provisions

3.	When voting items which have a potential substantive financial or best interest impact, certain items are generally not voted in support of the proposed management sponsored initiative:
■ Capitalization changes that add classes of stock that are blank check in nature or that dilute the voting interest of existing shareholders
■ Changes in capitalization authorization where management does not offer an appropriate rationale or that are contrary to the best interest of existing shareholders
■ Anti-takeover and related provisions which serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers
■ Amendments to bylaws that would require super-majority shareholder votes to pass or repeal certain provisions
■ Classified or single-slate boards of directors
■ Reincorporation into a state that has more stringent anti-takeover and related provisions
■ Shareholder rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions which prevent legitimate offers from proceeding.

■ Excessive compensation or non-salary compensation related proposals, always company specific and considered case-by-case
■ Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered
■ Amending articles to relax quorum requirements for special resolutions
■ Re-election of director(s) directly responsible for a company’s fraudulent or criminal act
■ Re-election of director(s) who holds offices of chairman and CEO
■ Re-election of director(s) who serve on audit, compensation and nominating committees
■ Election of directors with service contracts of three years, which exceed best practice and any change in control provisions
■ Adoption of option plans/grants to directors or employees of related companies
■ Lengthening internal auditors’ term in office to four years

B.	Shareholder Proposals:
Traditionally shareholder proposals have been used mainly for putting social initiatives and issues in front of management and other shareholders. Under ERISA, it is inappropriate to use (vote) plan assets to carry out such social agendas or purposes. Thus, shareholder proposals are examined closely for their relationship to the best interest of shareholders, i.e., beneficiaries, and economic impact.

1.	When voting shareholder proposals, in general, initiatives related to the following items are supported:
■ Auditors should attend the annual meeting of shareholders
■ Election of the board on an annual basis
■ Equal access to proxy process
■ Submit shareholder rights plan poison pill to vote or redeem

■ Undo various anti-takeover related provisions
■ Reduction or elimination of super-majority vote requirements
■ Anti-greenmail provisions
■ Submit audit firm ratification to shareholder votes
■ Audit firm rotations every five or more years
■ Requirement to expense stock options
■ Establishment of holding periods limiting executive stock sales
■ Report on executive retirement benefit plans
■ Require two-thirds of board to be independent
■ Separation of chairman and chief executive posts

2.	When voting shareholder proposals, in general, initiatives related to the following items are not supported:
■ Requiring directors to own large amounts of stock before being eligible to be elected
■ Restoring cumulative voting in the election of directors
■ Reports which are costly to provide or which would require duplicative efforts or expenditures which are of a non-business nature or would provide no pertinent information from the perspective of ERISA shareholders
■ Restrictions related to social, political or special interest issues which impact the ability of the company to do business or be competitive and which have a significant financial or best interest impact, such as specific boycotts or restrictions based on political, special interest or international trade considerations; restrictions on political contributions;
and the Valdez principles.
■ Restrictions banning future stock option grants to executives except in extreme cases

3.	Additional shareholder proposals require case-by-case analysis

■ Prohibition or restriction of auditors from engaging in non-audit services
(auditors will be voted against if non-audit fees are greater than audit and audit-related fees, and permitted tax fees combined)

■ Requirements that stock options be performance-based

■ Submission of extraordinary pension benefits for senior executives under a company’s SERP for shareholder approval

■ Shareholder access to nominate board members

■ Requiring offshore companies to reincorporate into the United States

Another expression of active involvement is the voting of shareholder proposals.
Columbus Circle evaluates and supports those shareholder proposals on issues that appropriately forward issues of concern to the attention of corporate management.
Historically, many shareholder proposals received very little support, often not even enough to meet SEC refiling requirements in the following year although the SEC is considering relaxing the standards for the placement of shareholder initiatives on ballots.
Support of appropriate shareholder proposals is becoming a more widespread and acknowledged practice and is viewed by many as a direct expression of concern on an issue to corporate management. It is noted, however, that the source (and motivation of the shareholder proposal proponent) can affect outcome on a shareholder proposal vote.

Columbus Circle has not, to date, actively considered filing shareholder proposals, writing letters to companies on a regular basis, or engaging numerous companies in a dialogue. These activities and others that could be considered expressions of activism are not under consideration at this time. Should a particular equity company's policy become of concern, the evaluation and voting process will continue to be the first level of monitoring and communication. Columbus Circle's staff participates in national forums and maintains contacts with corporate representatives.

III.	Conflicts of Interest

Columbus Circle will monitor its proxy voting process for material conflicts of interest.
By maintaining the above-described proxy voting process, most votes are made based on overall voting parameters rather than their application to any particular company thereby eliminating the effect of any potential conflict of interest.

Columbus Circle has reviewed its business, financial and personal relationships to determine whether any conflicts of interest exist, and will at least annually assess the impact of any conflicts of interest. As of the date of this policy, Columbus Circle may have a conflict of interest related to voting certain securities of publicly held companies to which the firm provides investment advisory services.

In the event of a vote involving a conflict of interest that does not meet the specific outlined parameters above or and requires additional company-specific decision-making,
Columbus Circle will vote according to the voting recommendation of ISS. In the rare occurrence that ISS does not provide a recommendation, CCI may request client consent on the issue.

Eff. 01/20/2006

PROXY VOTING POLICIES AND PROCEDURES
DIMENSIONAL FUND ADVISORS LP
DIMENSIONAL FUND ADVISORS LTD.
DFA AUSTRALIA LIMITED

Introduction

Dimensional Fund Advisors LP (“Dimensional”) is an investment adviser registered with the U.S.
Securities and Exchange Commission (“SEC”) pursuant to the Investment Advisers Act of 1940 (the
“Advisers Act”). Dimensional controls Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia
Limited (“DFAA”) (Dimensional, DFAL and DFAA are collectively referred to as the “Advisors”).
DFAL and DFAA are also investment advisors registered under the Advisers Act.

The Advisors provide investment advisory or subadvisory services to various types of clients, including registered funds, unregistered commingled funds, defined benefit plans, defined contribution plans, private and public pension funds, foundations, endowment funds and other types of investors.
These clients frequently give the Advisors the authority and discretion to vote proxy statements relating to the underlying securities that are held on behalf of such clients. Also, a client may, at times, ask an
Advisor to provide voting advice on certain proxies without delegating full voting discretion to the
Advisor. Depending on the client, the Advisors' duties may include making decisions regarding whether and how to vote proxies as part of an investment manager’s fiduciary duty under ERISA.

The following Proxy Voting Policies and Procedures (the “Policy”) address the Advisors’
objectives for voting proxies received by the Advisors on behalf of client accounts to the extent that relationships with such clients are subject to the Advisers Act or clients that are registered investment companies under the Investment Company Act of 1940 (the “40 Act”), including The DFA Investment
Trust Company, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc. and
Dimensional Emerging Markets Value Fund Inc. (together, the “Dimensional Investment Companies”).
The Advisors believe that this Policy is reasonably designed to meet their goal of ensuring that the
Advisors endeavor to vote (or refrain from voting) proxies in a manner consistent with the best interests of their clients, as understood by the Advisors at the time of the vote.

Exhibit A to this Policy includes a summary of the Advisors’ current Proxy Voting Guidelines and will change from time to time (the “Guidelines”). The Guidelines are largely based on those developed by RiskMetrics Group Inc. an independent third party, except with respect to certain matters which are generally described in Exhibit A. The Investment Committee of Dimensional has determined that, in general, voting proxies pursuant to the Guidelines should be in the best interests of clients.
Therefore, an Advisor will usually instruct voting of proxies in accordance with the Guidelines. The
Guidelines provide a framework for analysis and decision making, but do not address all potential issues.
In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisors reserve the right to instruct votes counter to the Guidelines if, after a review of the matter, an Advisor believes that a client’s best interests would be served by such a vote. In such circumstance, the analysis will be documented in writing and periodically presented to the Committee (as hereinafter defined). To the extent that the Guidelines do not cover potential voting issues, an Advisor will instruct the vote on such issues in a manner that is consistent with the spirit of the Guidelines and that the Advisor believes would be in the best interests of the client.

The Advisors may, but will not ordinarily take social concerns into account in voting proxies with respect to securities held by clients, including those held by socially screened portfolios or accounts.

The Advisors have retained Institutional Shareholder Services, Inc., which was acquired by
RiskMetrics Group Inc. (“RMG”), to provide information on shareholder meeting dates and proxy materials, translate proxy materials printed in a foreign language, provide research on proxy proposals and voting recommendations in accordance with the Guidelines, effect votes on behalf of the clients for whom the Advisors have proxy voting responsibility and provide reports concerning the proxies voted
(“Proxy Voting Services”). In addition, the Advisors may retain Proxy Voting Services from supplemental third-party proxy service providers to provide, among other things, research on proxy proposals and voting recommendations for certain shareholder meetings, as identified in the Guidelines.
Although the Advisors retain third-party service providers for proxy issues, the Advisors remain responsible for proxy voting decisions. In this regard, the Advisors use commercially reasonable efforts to oversee the directed delegation to third-party proxy voting service providers, upon which the Advisors rely to carry out the Proxy Voting Services. In the event that the Guidelines are not implemented precisely as Advisors’ intend because of the actions or omissions of any third party service providers, custodians or sub-custodians or other agents, or any such persons experience any irregularities (e.g.
misvotes or missed votes), then such instances will not necessarily be deemed by the Advisors as a breach of this Policy.

Procedures for Voting Proxies

The Investment Committee at Dimensional is generally responsible for overseeing each Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee (the
“Corporate Governance Committee” or the “Committee”) composed of certain officers, directors and other personnel of the Advisors and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to instruct the vote on certain specific proxies, (iii) verify the on-going compliance with this Policy and (iv) review this Policy from time to time and recommend changes to the Investment Committee. The Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to these Procedures and may designate other personnel of each Advisor to instruct vote proxies on behalf of the Advisors' clients, including all authorized traders of the Advisors (“Authorized Persons”). The Committee may modify this Policy from time to time to meet the goal of acting in a manner consistent with the best interests of the clients.

Generally, the Advisors analyze proxy statements on behalf of their clients and instruct the vote
(or refrain from voting) proxies in accordance with this Policy and the Guidelines. Therefore, an Advisor generally will not instruct votes differently for different clients unless a client has expressly directed the
Advisor to vote differently for such client's account. In the case of separate accounts, where an Advisor has contractually agreed to follow a client’s individualized proxy voting guidelines, the Advisor will vote instruct such the client’s proxies pursuant to the client’s guidelines.

Each Advisor seeks to vote (or refrain from voting) proxies for its clients in a manner that the
Advisor determines is in the best interests of its clients and which seeks to maximize the value of the client’s investments. In some cases, the Advisor may determine that it is in the best interests of clients to refrain from exercising the clients' proxy voting rights. The Advisor may determine that voting is not in the best interest of a client and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting to the client. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisors’ belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if it determines that voting the securities is likely to materially affect the value of a client’s investment and that it is in the client’s best interests to do so.

In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor or its service provider may be unable to vote.

Generally, the Advisors do not intend to engage in shareholder activism with respect to a pending vote. However, if an issuer’s management, shareholders or proxy solicitors contact the Advisors with respect to a pending vote, a member of the Committee may discuss the vote with such party and report to the full Committee.

International Proxy Voting

While the Advisors utilize the Policy and Guidelines for both their international and domestic portfolios and clients, there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is relatively easy to vote proxies, as the proxies are typically received automatically and may be voted by mail or electronically. In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders.

With respect to non-U.S. companies, however, it is typically both difficult and costly to vote proxies due to local regulations, customs or other requirements or restrictions, and such circumstances may outweigh any anticipated economic benefit of voting. The major difficulties and costs may include:
(i) appointing a proxy; (ii) obtaining reliable information about the time and location of a meeting;
(iii) obtaining relevant information about voting procedures for foreign shareholders; (iv) restrictions on trading securities that are subject to proxy votes (share-blocking periods); (v) arranging for a proxy to vote locally in person; (vi) fees charged by custody banks for providing certain services with regard to voting proxies; and (vii) foregone income from securities lending programs. The Advisors do not intend to vote proxies of non-U.S. companies if they determine that the expected costs of voting outweigh any anticipated economic benefit to the client of voting.[1] The Advisors intend to make their determination on whether to vote proxies of non-U.S. companies on a client by client basis, and generally seek to implement uniform voting procedures for all proxies of companies in each country. The Advisors periodically review voting logistics, including costs and other voting difficulties, on a client by client and country by country basis, in order to determine if there have been any material changes that would affect the Advisors’ decision of whether or not to vote. In the event an Advisor is made aware of and believes that an issue to be voted is likely to materially affect the economic value of a portfolio, that its vote is reasonably likely to influence the ultimate outcome of the contest, and that the expected benefits to the client of voting the proxies exceed the expected costs, the Advisor will seek to make every reasonable effort to vote such proxies.

1	As the SEC has stated, “There may even be times when refraining from voting a proxy is in the client’s best interest, such as when the adviser determines that the cost of voting the proxy exceeds the expected benefit to the client…For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to the foreign country to vote the security in person.” See Proxy Voting by
Investment Advisers, Release No. IA-2106 (Jan. 31, 2003). Additionally, the Department of Labor has stated it “interprets ERISA§ 404(a)(1) to require the responsible plan fiduciary to weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interest of the plan’s participants and beneficiaries.” See Preamble to Department of Labor Interpretative Bulletin 94-2, 59 FR 38860 (July 29, 1994) 19,971, CCH, 22,485-23 to
22,485-24 (1994).

Conflicts of Interest

Occasions may arise where an Authorized Person, the Committee, an Advisor, or an affiliated person of the Advisor may have a conflict of interest in connection with the proxy voting process. A conflict of interest may exist, for example, if an Advisor is actively soliciting investment advisory business from the company soliciting the proxy. However, proxies that the Advisors receive on behalf of their clients generally will be voted in accordance with the predetermined Guidelines. Therefore, proxies voted should not result from any conflicts of interest.

In the limited instances where (i) an Authorized Person is considering voting a proxy contrary to the Guidelines (or in cases for which the Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of RMG), and (ii) the Authorized Person believes a potential conflict of interest exists, the Authorized Person will disclose the potential conflict to a member of the
Committee. Such disclosure will describe the proposal to be voted upon and disclose any potential conflict of interest including but not limited to any potential personal conflict of interest (e.g., familial relationship with company management) the Authorized Person may have relating to the proxy vote, in which case the Authorized Person will remove himself or herself from the proxy voting process.

If the Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Guidelines (or in the case where the Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of RMG), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value or (b) determine to abstain from voting, unless abstaining would be materially adverse to the Client’s interest. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a Dimensional Investment Company in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the
Board of Directors of the Dimensional Investment Company.

Availability of Proxy Voting Information and Recordkeeping

Each Advisor will inform its clients on how to obtain information regarding the Advisor's voting of its clients' securities. The Advisor will provide its clients with a summary of its proxy voting guidelines, process and policies and will inform its clients of how they can obtain a copy of the complete
Policy upon request. The Advisor will include such information described in the preceding two sentences in Part II of its Form ADV. The Advisor will also provide its existing clients with the above information.

Recordkeeping

The Advisors will also keep records of the following items: (i) their proxy voting guidelines, policies and procedures; (ii) proxy statements received regarding client securities (unless such statements are available on the SEC's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iii)
records of votes they cast on behalf of clients, which may be maintained by a third party service provider if the service provider undertakes to provide copies of those records promptly upon request; (iv) records of written client requests for proxy voting information and the Advisors' responses (whether a client's request was oral or in writing); and (v) any documents prepared by the Advisors that were material to making a decision how to vote, or that memorialized the basis for the decision. The Advisors will maintain these records in an easily accessible place for at least six years from the end of the fiscal year during which the last entry was made on such records. For the first two years, each Advisor will store such records at one of its principal offices.

Disclosure

Dimensional shall disclose in the statements of additional information of the Dimensional
Investment Companies a summary of procedures which Dimensional uses to determine how to vote proxies relating to portfolio securities of the Dimensional Investment Companies. The disclosure will include a description of the procedures used when a vote presents a conflict of interest between shareholders and Dimensional, DFA Securities LLC ("DFAS”) or an affiliate of Dimensional or DFAS.

The semi-annual reports of the Dimensional Investment Companies shall indicate that the procedures are available: (i) by calling Dimensional collect; or (ii) on the SEC’s website. If a request for the procedures is received, the requested description must be sent within three business days by a prompt method of delivery.

Dimensional, on behalf of each Dimensional Investment Company it advises, shall file its proxy voting record with the SEC on Form N-PX no later than August 31 of each year, for the twelve-month period ending June 30 of the current year. Such filings shall contain all information required to be disclosed on Form N-PX.

EXHIBIT A
PROXY VOTING GUIDELINES

See Attached

Concise Summary of 2010 U.S. Proxy Voting Guidelines

Effective for Meetings on or after Feb. 1, 2010

In order to provide greater analysis on shareholder meetings involving companies of which the Advisor’s clients have a significant aggregate holding, the Advisor has elected to receive research reports for certain meetings, as indicated
below, from one or both of Glass Lewis and Proxy Governance, Inc. (“PGI”) in addition to RiskMetrics Group Inc. (“RMG”)
(each, a “Proxy Service Provider”).

Specifically, the Advisor will obtain research from one or more Proxy Service Providers in addition to RMG for shareholder meetings where the Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations
or Restructurings, Capital Structure Issues; or Compensation Issues about which the Advisor has been contacted by the solicitor, the issuer or a third party. Additionally, the Advisor will obtain research from one or more Proxy Service Providers to supplement research from RMG for any shareholder meeting that involves a proxy contest. Finally, regardless of whether the Advisor’s clients hold a significant aggregate holding in the issuer, the Advisor may seek research from additional Proxy
Service Providers for meetings involving compensation issues where the Advisor has been contacted by the solicitor, the issuer or a third party and the Advisor, in its discretion, has deemed that additional research is warranted.

Where research is obtained from multiple Proxy Service Providers in accordance with these Guidelines, the Advisor will first review the research reports obtained from RMG and Glass Lewis.[2] If the research reports from RMG and Glass
Lewis agree, the Advisor will vote accordingly. If the research reports from RMG and Glass Lewis are inconsistent, the
Advisor will obtain research from PGI and vote in line with the majority position based on the information from the three
Proxy Service Providers. For any meeting where research is available only from RMG and one other Proxy Service Provider and the reports do not agree, the Advisor will vote in line with the RMG recommendation.

1.	Routine/Miscellaneous:
Auditor Ratification
Vote FOR proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent;
•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;
•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of
GAAP; and material weaknesses identified in Section 404 disclosures; or
•	Fees for non-audit services (“Other” fees) are excessive.
Non-audit fees are excessive if:
•	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/preparation fees

2.	Board of Directors:
Votes on director nominees should be determined on a CASE-BY-CASE basis.
Four fundamental principles apply when determining votes on director nominees:
•	Board Accountability
•	Board Responsiveness
•	Director Independence
•	Director Competence

[2] For any meeting where multiple reports are to be obtained and for which Glass Lewis has not issued a report, the Advisor will obtain research from PGI, if available.

Board Accountability
Problematic Takeover Defenses
VOTE WITHHOLD/AGAINST[3] the entire board of directors (except new nominees[4], who should be considered on a CASE-
by-CASE basis), if:
• The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election -- any or all appropriate nominees (except new) may be held accountable;
• The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote withhold/against every year until this feature is removed;
• The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly-adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually-elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov 19, 2009);
• The board makes a material adverse change to an existing poison pill without shareholder approval.
Vote CASE-By-CASE on all nominees if the board adopts a poison pill with a term of 12 months or less (“short-term pill”)
without shareholder approval, taking into account the following factors:
• The date of the pill‘s adoption relative to the date of the next meeting of shareholders- i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;
• The issuer‘s rationale;
• The issuer's governance structure and practices; and
• The issuer's track record of accountability to shareholders.
Problematic Audit-Related Practices
Generally, vote AGAINST or WITHHOLD from the members of the Audit Committee if:
• The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);
• The company receives an adverse opinion on the company’s financial statements from its auditor; or
• There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Vote CASE-by-CASE on members of the Audit Committee and/or the full board if:
• Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of
GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether
WITHHOLD/AGAINST votes are warranted.
Problematic Compensation Practices
VOTE WITHHOLD/AGAINST the members of the Compensation Committee and potentially the full board if:
• There is a negative correlation between chief executive pay and company performance (see Pay for Performance
Policy);
• The company reprices underwater options for stock, cash, or other consideration without prior shareholder approval, even if allowed in the firm's equity plan;
• The company fails to submit one-time transfers of stock options to a shareholder vote;
• The company fails to fulfill the terms of a burn rate commitment made to shareholders;
• The company has problematic pay practices. Problematic pay practices may warrant withholding votes from the CEO and potentially the entire board as well.
Other Problematic Governance Practices
VOTE WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered on a CASE-
by-CASE basis), if:

3 In general, companies with a plurality vote standard use “Withhold” as the valid contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

4 A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If RMG cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

•	The company’s proxy indicates that not all directors attended 75 percent of the aggregate board and committee meetings, but fails to provide the required disclosure of the names of the director(s) involved. If this information cannot be obtained, withhold from all incumbent directors;
•	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and five-year operational metrics. Problematic provisions include but are not limited to:
	-	A classified board structure;
	-	A supermajority vote requirement;
	-	Majority vote standard for director elections with no carve out for contested elections;
	-	The inability for shareholders to call special meetings;
	-	The inability for shareholders to act by written consent;
	-	A dual-class structure; and/or
	-	A non-shareholder approved poison pill.
Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:
•	Material failures of governance, stewardship, or fiduciary responsibilities at the company;
•	Failure to replace management as appropriate; or
•	Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.
Board Responsiveness
Vote WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered on a CASE-by-
CASE basis), if:
•	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);
•	The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);
•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares; or
•	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.
Director Independence
Vote WITHHOLD/AGAINST Inside Directors and Affiliated Outside Directors (per the Categorization of Directors in the
Summary Guidelines) when:
•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
•	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or
•	The full board is less than majority independent.
Director Competence
Vote AGAINST or WITHHOLD from individual directors who:
•	Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:
	-	Degree to which absences were due to an unavoidable conflict;
	-	Pattern of absenteeism; and
	-	Other extraordinary circumstances underlying the director’s absence;
•	Sit on more than six public company boards;[5]
•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own--
withhold only at their outside boards.

[5] Dimensional will screen votes otherwise subject to this policy based on the qualifications and circumstances of the directors involved.

Voting for Director Nominees in Contested Elections[6]
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
•	Long-term financial performance of the target company relative to its industry;
•	Management’s track record;
•	Background to the proxy contest;
•	Qualifications of director nominees (both slates);
•	Strategic plan of dissident slate and quality of critique against management;
•	Likelihood that the proposed goals and objectives can be achieved (both slates);
•	Stock ownership positions.
Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:
The company maintains the following counterbalancing features:
•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:
	-	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;
	-	serves as liaison between the chairman and the independent directors;
	-	approves information sent to the board;
	-	approves meeting agendas for the board;
	-	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;
	-	has the authority to call meetings of the independent directors;
	-	if requested by major shareholders, ensures that he is available for consultation and direct communication;
•	Two-thirds independent board;
•	All independent key committees;
•	Established governance guidelines;
•	A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR)
performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time;
•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:
	-	Egregious compensation practices;
	-	Multiple related-party transactions or other issues putting director independence at risk;
	-	Corporate and/or management scandals;
	-	Excessive problematic corporate governance provisions; or
	-	Flagrant board or management actions with potential or realized negative impact on shareholders.

3.	Shareholder Rights & Defenses:[7]
Net Operating Loss (NOL) Protective Amendments
For management proposals to adopt a protective amendment for the stated purpose of protecting a company’s net operating losses (“NOLs”), the following factors should be considered on a CASE-BY-CASE basis:
•	The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing five-percent holder);
•	The value of the NOLs;
•	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);
•	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and
•	Any other factors that may be applicable.

[6] The Advisor will obtain and review research from RMG and one or more other Proxy Service Providers for all contested elections and will in most cases vote in accordance with the majority recommendation of the Proxy Service Providers.

[7] Where the Advisor’s clients have a significant aggregate holding of a company and the company is soliciting votes on these issues, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers.

Poison Pills- Shareholder Proposals to put Pill to a Vote and/or Adopt a Pill Policy
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it
UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
• Shareholders have approved the adoption of the plan; or
• The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.
If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote FOR the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.
Poison Pills- Management Proposals to Ratify Poison Pill
Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
• No lower than a 20% trigger, flip-in or flip-over;
• A term of no more than three years;
• No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;
• Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.
In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.
Poison Pills- Management Proposals to ratify a Pill to preserve Net Operating Losses (NOLs)
Vote CASE-BY-CASE on management proposals for poison pill ratification. For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOLs”), the following factors are considered on a
CASE-BY-CASE basis:
• The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5%);
• The value of the NOLs;
• The term;
• Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);
• The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and
• Any other factors that may be applicable.
Shareholder Ability to Call Special Meetings
Vote AGAINST management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.
Generally vote FOR management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:
• Shareholders’ current right to call special meetings;
• Minimum ownership threshold necessary to call special meetings (10% preferred);
• The inclusion of exclusionary or prohibitive language;
• Investor ownership structure; and
• Shareholder support of and management’s response to previous shareholder proposals.
Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote CASE-BY-CASE, taking into account:
• Ownership structure;
• Quorum requirements; and
• Supermajority vote requirements.

4.	Capital/Restructuring:[8]
Common Stock Authorization
Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:
•	Past Board Performance:
	o	The company’s use of authorized shares during the last three years;
	o	One- and three-year total shareholder return; and
	o	The board’s governance structure and practices;
•	The Current Request:
	o	Disclosure in the proxy statement of the specific reasons for the proposed increase;
	o	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’
quantitative model, which examines the company’s need for shares and its three-year total shareholder return;
and
	o	Risks to shareholders of not approving the request.
Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights.
Preferred Stock
Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:
•	Past Board Performance:
	o	The company’s use of authorized preferred shares during the last three years;
	o	One- and three-year total shareholder return; and
	o	The board’s governance structure and practices;
•	The Current Request:
	o	Disclosure in the proxy statement of specific reasons for the proposed increase;
	o	In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model, which examines the company’s need for shares and three-year total shareholder return; and
	o	Whether the shares requested are blank check preferred shares, and whether they are declawed.
Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series that has superior voting rights.
Mergers and Acquisitions
Vote CASE –BY- CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.
•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
•	Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
•	Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.
•	Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The change-in-
control figure presented in the "RMG Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

[8] Where the Advisor’s clients have a significant aggregate holding of a company and the company is soliciting votes on these issues, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers.

•	Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

5.	Compensation:[9]
Executive Pay Evaluation
Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:
1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals;
and equity-based plan costs;
2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);
4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;
5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Equity Compensation Plans
Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:
•	The total cost of the company’s equity plans is unreasonable;
•	The plan expressly permits the repricing of stock options/stock appreciate rights (SARs) without prior shareholder approval;
•	The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards (see Pay-for-Performance);
•	The company’s three year burn rate exceeds the greater of 2% or the mean plus one standard deviation of its industry group;
•	Liberal Change of Control Definition: The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or
•	The plan is a vehicle for problematic pay practices.

Other Compensation Proposals and Policies
Advisory Votes on Executive Compensation- Management Proposals (Management Say-on-Pay)
In general, the management say on pay (MSOP) ballot item is the primary focus of voting on executive pay practices-
dissatisfaction with compensation practices can be expressed by voting against the MSOP rather than withholding or voting against the compensation committee. However, if there is no MSOP on which to express the dissatisfaction, then the secondary target will be members of the compensation committee. In addition, in egregious cases, or if the board fails to respond to concerns raised by a prior MSOP proposal; then vote withhold or against compensation committee member (or, if the full board is deemed accountable, to all directors). If the negative factors impact equity-based plans, then vote AGAINST an equity-based plan proposal presented for shareholder approval.
Evaluate executive pay and practices, as well as certain aspects of outside director compensation, on a CASE-BY-CASE basis.

[9] Where the Advisor’s clients have a significant aggregate holding of a company, the company is soliciting votes on these issues, and the Advisor has been contacted by either the solicitor, the issuer or a third party, the Advisor will obtain and review research from RMG and one or more other Proxy Service
Providers. Alternatively, if a company held by the Advisor’s clients is soliciting votes on these issues and the Advisor has been contacted by either the solicitor, the issuer or a third party, the Advisor may deem additional research is warranted and may obtain and review research from RMG and one or more other Proxy Service Providers.

Vote AGAINST management say on pay (MSOP) proposals, AGAINST/WITHHOLD on compensation committee members
(or, in rare cases where the full board is deemed responsible, all directors including the CEO), and/or AGAINST an equity-
based incentive plan proposal if:
• There is a misalignment between CEO pay and company performance (pay for performance);
• The company maintains problematic pay practices;
• The board exhibits poor communication and responsiveness to shareholders.
Additional CASE-BY-CASE considerations for the management say on pay (MSOP) proposals:
• Evaluation of performance metrics in short-term and long-term plans, as discussed and explained in the
Compensation Discussion & Analysis (CD&A). Consider the measures, goals, and target awards reported by the company for executives’ short- and long-term incentive awards: disclosure, explanation of their alignment with the company’s business strategy, and whether goals appear to be sufficiently challenging in relation to resulting payouts;
• Evaluation of peer group benchmarking used to set target pay or award opportunities. Consider the rationale stated
by the company for constituents in its pay benchmarking peer group, as well as the benchmark targets it uses to set or validate executives’ pay (e.g., median, 75th percentile, etc.,) to ascertain whether the benchmarking process is sound or may result in pay “ratcheting” due to inappropriate peer group constituents (e.g., much larger companies)
or targeting (e.g., above median); and
• Balance of performance-based versus non-performance-based pay. Consider the ratio of performance-based (not including plain vanilla stock options) vs. non-performance-based pay elements reported for the CEO’s latest reported fiscal year compensation, especially in conjunction with concerns about other factors such as performance metrics/goals, benchmarking practices, and pay-for-performance disconnects.

Pay for Performance
Evaluate the alignment of the CEO’s pay with performance over time, focusing particularly on companies that have underperformed their peers over a sustained period. From a shareholders’ perspective, performance is predominantly gauged by the company’s stock performance over time. Even when financial or operational measures are utilized in incentive awards, the achievement related to these measures should ultimately translate into superior shareholder returns in the long-term.
Focus on companies with sustained underperformance relative to peers, considering the following key factors:
• Whether a company’s one-year and three-year total shareholder returns (“TSR”) are in the bottom half of its industry group (i.e., four-digit GICS – Global Industry Classification Group); and
• Whether the total compensation of a CEO who has served at least two consecutive fiscal years is aligned with the company’s total shareholder return over time, including both recent and long-term periods.
If a company falls in the bottom half of its four-digit GICS, further analysis of the CD&A is required to better understand the various pay elements and whether they create or reinforce shareholder alignment. Also assess the CEO’s pay relative to the company’s TSR over a time horizon of at least five years. The most recent year-over-year increase or decrease in pay remains a key consideration, but there will be additional emphasis on the long term trend of CEO total compensation relative to shareholder return. Also consider the mix of performance-based compensation relative to total compensation. In general, standard stock options or time-vested restricted stock are not considered to be performance-based. If a company provides performance-based incentives to its executives, the company is highly encouraged to provide the complete disclosure of the performance measure and goals (hurdle rate) so that shareholders can assess the rigor of the performance program. The use of non-GAAP financial metrics also makes it very challenging for shareholders to ascertain the rigor of the program as shareholders often cannot tell the type of adjustments being made and if the adjustments were made consistently. Complete and transparent disclosure helps shareholders to better understand the company’s pay for performance linkage.
Problematic Pay Practices
The focus is on executive compensation practices that contravene the global pay principles, including:
• Problematic practices related to non-performance-based compensation elements;
• Incentives that may motivate excessive risk-taking; and
• Options Backdating.
Non-Performance based Compensation Elements
Companies adopt a variety of pay arrangements that may be acceptable in their particular industries, or unique for a particular situation, and all companies are reviewed on a case-by-case basis. However, there are certain adverse practices that are particularly contrary to a performance-based pay philosophy, including guaranteed pay and excessive or inappropriate non-
performance-based pay elements.
While not exhaustive, this is the list of practices that carry greatest weight in this consideration and may result in negative vote recommendations on a stand-alone basis. For more details, please refer to RMG’s Compensation FAQ document:
http://www.riskmetrics.com/policy/2010_compensation_FAQ:
• Multi-year guarantees for salary increases, non-performance based bonuses, and equity compensation;
• Including additional years of unworked service that result in significant additional benefits, without sufficient justification, or including long-term equity awards in the pension calculation;

•	Perquisites for former and/or retired executives, and extraordinary relocation benefits (including home buyouts) for current executives;
•	Change-in-control payments exceeding 3 times base salary and target bonus; change-in-control payments without job loss or substantial diminution of duties (“Single Triggers”); new or materially amended agreements that provide for “modified single triggers” (under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package); new or materially amended agreements that provide for an excise tax gross-
up (including “modified gross-ups”);
•	Tax Reimbursements related to executive perquisites or other payments such as personal use of corporate aircraft, executive life insurance, bonus, etc; (see also excise tax gross-ups above)
•	Dividends or dividend equivalents paid on unvested performance shares or units;
•	Executives using company stock in hedging activities, such as “cashless” collars, forward sales, equity swaps or other similar arrangements; or
•	Repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval
(including cash buyouts and voluntary surrender/subsequent regrant of underwater options).
Incentives that may Motivate Excessive Risk-Taking
Assess company policies and disclosure related to compensation that could incentivize excessive risk-taking, for example:
•	Guaranteed bonuses;
•	A single performance metric used for short- and long-term plans;
•	Lucrative severance packages;
•	High pay opportunities relative to industry peers;
•	Disproportionate supplemental pensions; or
•	Mega annual equity grants that provide unlimited upside with no downside risk.
Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.
Options Backdating
Vote CASE-by-CASE on options backdating issues. Generally, when a company has recently practiced options backdating,
WITHHOLD from or vote AGAINST the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. When deciding on votes on compensation committee members who oversaw questionable options grant practices or current compensation committee members who fail to respond to the issue proactively, consider several factors, including, but not limited to, the following:
•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
•	Duration of options backdating;
•	Size of restatement due to options backdating;
•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and
•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.
A CASE-by-CASE analysis approach allows distinctions to be made between companies that had “sloppy” plan administration versus those that acted deliberately and/or committed fraud, as well as those companies that subsequently took corrective action. Cases where companies have committed fraud are considered most egregious.
Board Communications and Responsiveness
Consider the following factors on a CASE-BY-CASE basis when evaluating ballot items related to executive pay:
•	Poor disclosure practices, including:
	-	Unclear explanation of how the CEO is involved in the pay setting process;
	-	Retrospective performance targets and methodology not discussed;
	-	Methodology for benchmarking practices and/or peer group not disclosed and explained.
•	Board’s responsiveness to investor input and engagement on compensation issues, for example:
	-	Failure to respond to majority-supported shareholder proposals on executive pay topics; or
	-	Failure to respond to concerns raised in connection with significant opposition to MSOP proposals.
Option Exchange Programs/Repricing Options
Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:
•	Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-the-
money” over the near term;
•	Rationale for the re-pricing--was the stock price decline beyond management's control?
•	Is this a value-for-value exchange?
•	Are surrendered stock options added back to the plan reserve?
•	Option vesting--does the new option vest immediately or is there a black-out period?

•	Term of the option--the term should remain the same as that of the replaced option;
•	Exercise price--should be set at fair market or a premium to market;
•	Participants--executive officers and directors should be excluded.
If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.
In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years)
so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.
Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Shareholder Proposals on Compensation
Advisory Vote on Executive Compensation (Say-on-Pay)
Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the
Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the
Summary Compensation Table.

Golden Coffins/Executive Death Benefits
Generally vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.

Recoup Bonuses
Vote on a CASE-BY-CASE on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that the figures upon which incentive compensation is earned later turn out to have been in error. This is line with the clawback provision in the Trouble Asset Relief Program. Many companies have adopted policies that permit recoupment in cases where fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. RMG will take into consideration:
•	If the company has adopted a formal recoupment bonus policy;
•	If the company has chronic restatement history or material financial problems; or
•	If the company’s policy substantially addresses the concerns raised by the proponent.

Stock Ownership or Holding Period Guidelines
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.
Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive
Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:
•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:
-	Rigorous stock ownership guidelines, or
-	A holding period requirement coupled with a significant long-term ownership requirement, or
-	A meaningful retention ratio,
•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.
•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.
A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.

6.	Social/Environmental Issues:
Overall Approach
Generally vote FOR the management’s recommendation on shareholder proposals involving social/environmental issues.
When evaluating social and environmental shareholder proposals, Dimensional considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

2010 International Proxy Voting Guidelines Summary

Effective for Meetings on or after Feb. 1, 2010

In order to provide greater analysis on shareholder meetings involving companies of which the Advisor’s clients have a significant aggregate holding, the Advisor has elected to receive research reports for certain meetings, as indicated below, from one or both of Glass Lewis and Proxy Governance, Inc. (“PGI”) in addition to RiskMetrics Group
Inc. (“RMG”) (each, a “Proxy Service Provider”).

Specifically, the Advisor will obtain research from one or more Proxy Service Providers in addition to RMG for shareholder meetings where the Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Election of Labor Representatives, Mandatory Takeover Bid Waivers/Anti-takeover
Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure
Issues, Related Party Transactions; or Compensation Issues about which the Advisor has been contacted by the solicitor, the issuer or a third party. Additionally, the Advisor will obtain research from one or more Proxy Service Providers to supplement research from RMG for any shareholder meeting that involves a proxy contest. Finally, regardless of whether the Advisor’s clients hold a significant aggregate holding in the issuer, the Advisor may seek research from additional Proxy Service Providers for meetings involving compensation issues where the Advisor has been contacted by the solicitor, the issuer or a third party and the Advisor, in its discretion, has deemed that additional research is warranted.

Where research is obtained from multiple Proxy Service Providers in accordance with these Guidelines, the
Advisor will first review the research reports obtained from RMG and Glass Lewis. [10] If the research reports from RMG and Glass Lewis agree, the Advisor will vote accordingly. If the research reports from RMG and Glass Lewis are inconsistent, the Advisor will obtain research from PGI and vote in line with the majority position based on the information from the three Proxy Service Providers. For any meeting where research is available only from RMG and one other Proxy Service Provider and the reports do not agree, the Advisor will vote in line with the RMG recommendation.

1. Operational Items
Financial Results/Director and Auditor Reports
Vote FOR approval of financial statements and director and auditor reports, unless:
• There are concerns about the accounts presented or audit procedures used; or
• The company is not responsive to shareholder questions about specific items that should be publicly disclosed.
Appointment of Auditors and Auditor Fees
Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
• There are serious concerns about the accounts presented or the audit procedures used;
• The auditors are being changed without explanation; or
• Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.
Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Appointment of Internal Statutory Auditors
Vote FOR the appointment or reelection of statutory auditors, unless:
• There are serious concerns about the statutory reports presented or the audit procedures used;
• Questions exist concerning any of the statutory auditors being appointed; or
• The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Allocation of Income
Vote FOR approval of the allocation of income, unless:
• The dividend payout ratio has been consistently below 30 percent without adequate explanation; or
• The payout is excessive given the company's financial position.

[10] For any meeting where multiple reports are to be obtained and for which Glass Lewis has not issued a report, the Advisor will obtain research from PGI, if available.

Stock (Scrip) Dividend Alternative
Vote FOR most stock (scrip) dividend proposals.
Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term
Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its
AGM.

Lower Disclosure Threshold for Stock Ownership
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.
Transact Other Business
Vote AGAINST other business when it appears as a voting item.

2. Board of Directors
Director Elections
Vote FOR management nominees in the election of directors, unless:
• Adequate disclosure has not been provided in a timely manner;
• There are clear concerns over questionable finances or restatements;
• There have been questionable transactions with conflicts of interest;
• There are any records of abuses against minority shareholder interests; or
• The board fails to meet minimum corporate governance standards.
Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.
Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).
Vote on a CASE-BY-CASE basis for contested elections of directors, [11] e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.
Vote FOR employee and/or labor representatives [12] if they sit on either the audit or compensation committee and are required by law to be on those committees.
Vote AGAINST employee and/or labor representatives [13] if they sit on either the audit or compensation committee, if they are not required to be on those committees.
Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, on a committee, or the entire board, due to:
• Material failures of governance, stewardship, or fiduciary responsibilities at the company; or
• Failure to replace management as appropriate; or
• Egregious actions related to the director(s) service on other boards that raise substantial doubt about
• his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

[Please see the International Classification of Directors on the following page.]

[11] The Advisor will obtain and review research from RMG and one or more other Proxy Service Providers for all contested elections and will in most cases vote in accordance with the majority recommendation of the Proxy Service Providers.

[12] Where the Advisor’s clients have a significant aggregate holding of a company and the company is soliciting votes on these issues, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers.

[13] Where the Advisor’s clients have a significant aggregate holding of a company and the company is soliciting votes on these issues, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers.

RMG Classification of Directors – International Policy 2010

Executive Director
• Employee or executive of the company;
• Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.
Non-Independent Non-Executive Director (NED)
• Any director who is attested by the board to be a non-independent NED;
• Any director specifically designated as a representative of a significant shareholder of the company;
• Any director who is also an employee or executive of a significant shareholder of the company;
• Any director who is nominated by a dissenting significant shareholder, unless there is a clear lack of material[5] connection with the dissident, either currently or historically;
• Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights
(this may be aggregated if voting power is distributed among more than one member of a defined group, e. g. , family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);
• Government representative;
• Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;
• Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);
• Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;
• Relative [1] of a current employee of the company or its affiliates;
• Relative [1] of a former executive of the company or its affiliates;
• A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);
• Founder/co-founder/member of founding family but not currently an employee;
• Former executive (5 year cooling off period);
• Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]
• Any additional relationship or principle considered to compromise independence under local corporate best practice guidance.
Independent NED
• No material [5] connection, either directly or indirectly, to the company (other than a board seat) or the dissenting significant shareholder.
Employee Representative
• Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).
Footnotes:
[1] “Relative” follows the definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.
[2] Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services;
consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.
[3] If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues (the recipient is the party receiving the financial proceeds from the transaction). For Central and Eastern European countries: A business relationship may be material if the transaction value (of all outstanding transactions) entered into between the company and the company or organization with which the director is associated is equivalent to either 1 percent of the company’s turnover or 1 percent of the turnover of the company or organization with which the director is associated. OR, A business relationship may be material if the transaction value (of all outstanding financing operations) entered into between the company and the company or organization with which the director is associated is more than 10 percent of the company’s shareholder equity or the transaction value (of all outstanding financing operations)
compared to the company’s total assets is more than 5 percent.
[4] For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United
Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.
[5] For purposes of RMG director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.

Discharge of Directors
Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:
• A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or
• Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or
• Other egregious governance issues where shareholders will bring legal action against the company or its directors.
For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director Compensation[14]
Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.
Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-
CASE basis.
Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-
BY-CASE basis.
Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Director, Officer, and Auditor Indemnification and Liability Provisions
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE -BY-CASE basis.
Vote AGAINST proposals to indemnify auditors.

Board Structure
Vote FOR proposals to fix board size.
Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.
Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. Capital Structure[15]
Share Issuance Requests
General Issuances:
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.
Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.
Specific Issuances:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital
Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.
Vote FOR specific proposals to increase authorized capital to any amount, unless:
• The specific purpose of the increase (such as a share-based acquisition or merger) does not meet RMG guidelines for the purpose being proposed; or
• The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.
Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

[14] Where the Advisor’s clients have a significant aggregate holding of a company, the company is soliciting votes on these issues, and the Advisor has been contacted by either the solicitor, the issuer or a third party, the Advisor will obtain and review research from RMG and one or more other Proxy Service
Providers. Alternatively, if a company held by the Advisor’s clients is soliciting votes on these issues and the Advisor has been contacted by either the solicitor, the issuer or a third party, the Advisor may deem additional research is warranted and may obtain and review research from RMG and one or more other Proxy Service Providers.

[15] Where the Advisor’s clients have a significant aggregate holding of a company and the company is soliciting votes on these issues, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures
Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.
Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.

Preferred Stock
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets RMG guidelines on equity issuance requests.
Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.
Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.
Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests
Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.
Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets RMG guidelines on equity issuance requests.
Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers
Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans
Generally vote FOR share repurchase programs/market repurchase authorities, provided that the proposal meets the following parameters:
• Maximum volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”);
• Duration does not exceed 18 months.
For markets that either generally do not specify the maximum duration of the authority or seek a duration beyond 18 months that is allowable under market specific legislation, RMG will assess the company’s historic practice. If there is evidence that a company has sought shareholder approval for the authority to repurchase shares on an annual basis, RMG will support the proposed authority.
In addition, vote AGAINST any proposal where:
• The repurchase can be used for takeover defenses;
• There is clear evidence of abuse;
• There is no safeguard against selective buybacks;
• Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.
RMG may support share repurchase plans in excess of 10 percent volume under exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring). Such proposals will be assessed case-by-case based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:
• The overall balance of the proposed plan seems to be clearly in shareholders’ interests;
• The plan still respects the 10 percent maximum of shares to be kept in treasury.

Reissuance of Repurchased Shares
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

4. Other Items
Reorganizations/Restructurings[16]
Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions[17]
Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:
For every M&A analysis, RMG reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
• Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?
• While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, RMG places emphasis on the offer premium, market reaction, and strategic rationale.
• Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause RMG to scrutinize a deal more closely.
• Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable.
• Management should also have a favorable track record of successful integration of historical acquisitions.
• Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? RMG will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.
• Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

Mandatory Takeover Bid Waivers[18]
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals
Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions[19]
Vote related-party transactions on a CASE-BY-CASE basis.
In evaluating resolutions that seek shareholder approval on related party transactions (RPTs), vote on a case -by-case basis, considering factors including, but not limited to, the following: -
• the parties on either side of the transaction;
• the nature of the asset to be transferred/service to be provided;
• the pricing of the transaction (and any associated professional valuation);
• the views of independent directors (where provided);
• the views of an independent financial adviser (where appointed);
• whether any entities party to the transaction (including advisers) is conflicted; and
• the stated rationale for the transaction, including discussions of timing.
If there is a transaction that RMG deemed problematic and that was not put to a shareholder vote, RMG may recommend against the election of the director involved in the related-party transaction or the full board.

[16] Where the Advisor’s clients have a significant aggregate holding of a company and the company is soliciting votes on these issues, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers.

[17] Where the Advisor’s clients have a significant aggregate holding of a company and the company is soliciting votes on these issues, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers.

[18] Where the Advisor’s clients have a significant aggregate holding of a company and the company is soliciting votes on these issues, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers.

[19] Where the Advisor’s clients have a significant aggregate holding of a company and the company is soliciting votes on these issues, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers.

Compensation Plans[20]
Vote compensation plans on a CASE-BY-CASE basis.

Antitakeover Mechanisms[21]
Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals
Vote all shareholder proposals on a CASE-BY-CASE basis.
Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.
Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

Corporate Social Responsibility (CSR) Issues
Generally vote FOR the management’s recommendation on shareholder proposals involving CSR Issues. When evaluating social and environmental shareholder proposals, Dimensional considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

[20] Where the Advisor’s clients have a significant aggregate holding of a company, the company is soliciting votes on these issues, and the Advisor has been contacted by either the solicitor, the issuer or a third party, the Advisor will obtain and review research from RMG and one or more other Proxy Service
Providers. Alternatively, if a company held by the Advisor’s clients is soliciting votes on these issues and the Advisor has been contacted by either the solicitor, the issuer or a third party, the Advisor may deem additional research is warranted and may obtain and review research from RMG and one or more other Proxy Service Providers.

[21] Where the Advisor’s clients have a significant aggregate holding of a company and the company is soliciting votes on these issues, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers.

Edge Asset Management, Inc.

Proxy Voting Policy
Dated October 2010

Policy

Edge Asset Management, Inc. (“Edge”) has been delegated by certain clients the responsibility for voting proxies. It is the policy of Edge to vote proxies in the best interest of its clients, to identify and disclose potential conflicts of interest, to promptly provide clients proxy voting results upon request, and to maintain records of proxy voting activities as required. Edge maintains written policies and procedures that address Edge’s proxy policies and practices, which includes the responsibility to receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act (a) to adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b)
to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe their proxy voting policies and procedures to clients and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

Responsibility

The Director of Strategy & Operations or their designee (“DSO”) has the responsibility for the execution of its proxy voting policy, practices, disclosures and recordkeeping. The
Trading Associate is responsible for the day-to-day management of Edge’s proxy voting practices.

Summary Procedures

Edge has adopted and implemented procedures to ensure the firm’s policy is observed, executed properly and amended or updated, as appropriate. The procedures are summarized as follows:

1. Voting Procedures

• Edge believes it is in the best interest of its clients to delegate the proxy voting responsibility to an expert proxy voting organization, Risk Metrics Group (“RMG”).

RMG provides policy guidelines and proxy research and analysis in addition to proxy voting. RMG provides Edge with the opportunity to override any proxy proposal that
Edge feels is not in the best interest of the client.

2.	Disclosure

	•	Edge’s proxy voting policy and procedures are based on RMG’s Standard Proxy
Voting Guidelines and are provided to each client which elects to delegate such authority to Edge. At such client’s discretion, Edge’s policy and procedures will be disclosed in either the client’s Statement of Additional Information (“SAI”) or on its
web site.

3.	Client Requests for Information

	•	All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the Investment Operations
Manager to coordinate an appropriate response.

4.	Voting Guidelines

	•	RMG will vote proxies in the best interests of the client. RMG will vote all proxies from a specific issuer the same way for each client.

	•	RMG will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditor's non-audit services.

	•	RMG will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights.

	•	In reviewing proposals, the opinions of management, the effect on shareholder value and the issuer’s business practices will be considered.

5.	Conflicts of Interest

	•	If RMG or Edge abstains from voting a proxy due to a conflict or if Edge elects to override an RMG recommendation, it will seek to identify and evaluate whether any conflicts of interest that may exist between the issuer and Edge, its employees and clients.

	•	The resolution will be determined by the Chief Compliance Officer (“CCO”), the appropriate Asset Class Head (“ACH”) and DSO who will review the information and determine if a material conflict exists. If a material conflict is determined to exist, the DSO will disclose the conflict to the affected clients, and request instruction from the client as how to vote the proxy.

	•	Edge will maintain a record of the voting resolution of any conflict of interest.

6.	Recordkeeping

The Trading Associate shall retain the following proxy records in accordance with the SEC’s five-year retention requirement. The retention of certain proxy records may be satisfied through reliance on a third party such as RMG or EDGAR.

Records to be maintained include but are not limited to:

•	These policies and procedures and any amendments;

•	A copy of each proxy statement that Edge receives regarding client securities, records to be maintained by RMG on behalf of Edge.

•	A record of each vote that Edge casts;

•	Any document Edge created that was material to making a decision how to vote proxies;

•	A copy of each written request from a client for information on how Edge voted such client’s proxies, a copy of any written response; and all client communication regarding proxies

•	A record of each potential and material conflict of interest identified by the adviser.
Such record shall include a summary of the conflict and actions taken to resolve it.
The record shall also include any analysis of the conflict and rationale considered when making a decision to vote the proxy.

Historical Policies: Revised February 2009; January 1, 2007; October 9, 2006
Adopted policy: March 31, 2004

EMERALD ADVISERS, INC.

PROXY VOTING POLICY

The voting policies set forth below apply to all proxies which Emerald Advisers, Inc. is entitled to vote. It is EAI’s policy to vote all such proxies. Corporate governance through the proxy process is solely concerned with the accountability and responsibility for the assets entrusted to corporations. The role of institutional investors in the governance process is the same as the responsibility due all other aspects of the fund’s management. First and foremost, the investor is a fiduciary and secondly, an owner.
Fiduciaries and owners are responsible for their investments. These responsibilities include:

1)	selecting proper directors
2)	insuring that these directors have properly supervised management
3)	resolve issues of natural conflict between shareholders and managers
	a.	Compensation
	b.	Corporate Expansion
	c.	Dividend Policy
	d.	Free Cash Flow
	e.	Various Restrictive Corporate Governance Issues, Control Issues, etc.
	f.	Preserving Integrity

In voting proxies, EAI will consider those factors which would affect the value of the investment and vote in the manner, which in its view, will best serve the economic interest of its clients. Consistent with this objective, EAI will exercise its vote in a activist pro-shareholder manner in accordance with the following policies.

I. BOARDS OF DIRECTORS

In theory, the board represents shareholders, in practice, all to often Board members are selected by management. Their allegiance is therefore owed to management in order to maintain their very favorable retainers and prestigious position. In some cases, corporations never had a nominating process, let alone criteria for the selection of Board members. Shareholders have begun to focus on the importance of the independence of the Board of Directors and the nominating process for electing these Board members.
Independence is an important criterium to adequately protect shareholders’ ongoing financial interest and to properly conduct a board member’s oversight process.
Independence though, is only the first criteria for a Board. Boards need to be responsible fiduciaries in their oversight and decision making on behalf of the owners and corporations. Too many companies are really ownerless. Boards who have failed to perform their duties, or do not act in the best interests of the shareholders should be voted out. A clear message is sent when a no confidence vote is given to a set of directors or to a full Board.

A. Election of Directors, a Board of Directors, or any number of Directors. In order to assure Boards are acting solely for the shareholders they represent, the following resolutions will provide a clear message to underperforming companies and Boards who have failed to fulfill duties assigned to them.

• Votes should be cast in favor of shareholder proposals asking that boards be comprised of a majority of outside directors.

• Votes should be cast in favor of shareholder proposals asking that board audit, compensation and nominating committees be comprised exclusively of outside directors.

• Votes should be cast against management proposals to re-elect the board if the board has a majority of inside directors.

• Votes should be withheld for directors who may have an inherent conflict of interest by virtue of receiving consulting fees from a corporation (affiliated outsiders).

• Votes should be withheld, on a case by case basis, for those directors of the compensation committees responsible for particularly egregious compensation plans.

• Votes should be withheld for directors who have failed to attend 75% of board or committee meetings in cases where management does not provide adequate explanation for the absences.

• Votes should be withheld for incumbent directors of poor performing companies; defining poor performing companies as those companies who have below average stock performance (vs. peer group/Wilshire 5000) and below average return on assets and operating margins.

• Votes should be cast in favor of proposals to create shareholder advisory committees. These committees will represent shareholders’ views, review management, and provide oversight of the board and their directors.

B. Selection of Accountants: EAI will generally support a rotation of accountants to provide a truly independent audit. This rotation should generally occur every 4-5 years.

C. Incentive Stock Plans. EAI will generally vote against all excessive compensation and incentive stock plans which are not performance related.

D. Corporate restructuring plans or company name changes, will generally be evaluated on a case by case basis.

E. Annual Meeting Location. This topic normally is brought forward by minority shareholders, requesting management to hold the annual meeting somewhere other than where management desires. Resolution. EAI normally votes with management, except in those cases where management seeks a location to avoid their shareholders.

F. Preemptive Rights. This is usually a shareholder request enabling shareholders to participate first in any new offering of common stock. Resolution: We do not feel that preemptive rights would add value to shareholders, we would vote against such shareholder proposals.

G. Mergers and/or Acquisitions. Each merger and/or acquisition has numerous ramifications for long term shareholder value. Resolution: After in-depth valuation
EAI will vote its shares on a case by case basis.

II. CORPORATE GOVERNANCE ISSUES

These issues include those areas where voting with management may not be in the best interest of the institutional investor. All proposals should be examined on a case by case basis.

A. Provisions Restricting Shareholder Rights. These provisions would hamper shareholders ability to vote on certain corporate actions, such as changes in the bylaws, greenmail, poison pills, recapitalization plans, golden parachutes, and on any item that would limit shareholders’ right to nominate, elect, or remove directors.
These items can change the course of the corporation overnight and shareholders should have the right to vote on these critical issues. Resolution: Vote Against management proposals to implement such restrictions and vote For shareholder proposals to eliminate them.

B. Anti-Shareholder Measures. These are measures designed to entrench management so as to make it more difficult to effect a change in control of the corporation. They are normally not in the best interests of shareholders since they do not allow for the most productive use of corporate assets.

1. Classification of the Board of Directors:
A classified Board is one in which directors are not elected in the same year rather their terms of office are staggered. This eliminates the possibility of removing entrenched management at any one annual election of directors. Resolution: Vote
Against proposals to classify the Board and support proposals (usually shareholder initiated) to implement annual election of the Board.

2. Shareholder Rights Plans (Poison Pills):

Anti-acquisition proposals of this sort come in a variety of forms. In general, issuers confer contingent benefits of some kind on their common stockholders. The most frequently used benefit is the right to buy shares at discount prices in the event of defined changes in corporate control. Resolution: Vote Against proposals to adopt
Shareholder Rights Plans, and vote For Shareholder proposals eliminating such plans.

3. Unequal Voting Rights:
A takeover defense, also known as superstock, which gives holders disproportionate voting rights. EAI adheres to the One Share, One Vote philosophy, as all holders of common equity must be treated fairly and equally. Resolution: Vote Against proposals creating different classes of stock with unequal voting privileges.

4. Supermajority Clauses:
These are implemented by management requiring that an overly large amount of shareholders (66-95% of shareholders rather than a simple majority) approve business combinations or mergers, or other measures affecting control. This is another way for management to make changes in control of the company more difficult. Resolution:
Vote Against management proposals to implement supermajority clauses and support shareholder proposals to eliminate them.

5. Fair Price Provisions:
These provisions allow management to set price requirements that a potential bidder would need to satisfy in order to consummate a merger. The pricing formulas normally used are so high that the provision makes any tender offer prohibitively expensive. Therefore, their existence can foreclose the possibility of tender offers and hence, the opportunity to secure premium prices for holdings. Resolution: Vote
Against management proposals to implement fair price provisions and vote For shareholder proposals to eliminate them.
Caveat: Certain fair price provisions are legally complex and require careful analysis and advice before concluding whether or not their adoption would serve stockholder interest.

6. Increases in authorized shares and/or creation of new classes of common and preferred stock:
a. Increasing authorized shares.
EAI will support management if they have a stated purpose for increasing the authorized number of common and preferred stock. Under normal circumstances, this would include stock splits, stock dividends, stock option plans, and for additional financing needs. However, in certain circumstances, it is apparent that management is proposing these increases as an anti-takeover measure. When used in this manner, share increases could inhibit or discourage stock acquisitions by a potential buyer, thereby negatively affecting a fair price valuation for the company.
Resolution: On a case by case basis, vote Against management if they attempt to increase the amount of shares that they are authorized to issue if their intention is to use the excess shares to discourage a beneficial business combination. One way to determine if management intends to abuse its right to issue shares is if the amount of authorized shares requested is double the present amount of authorized shares.

b. Creation of new classes of stock.
Managements have proposed authorizing shares of new classes of stock, usually preferreds, which the Board would be able to issue at their discretion. The Board would also be granted the discretion to determine the dividend rate, voting privileges, redemption provisions, conversion rights, etc. without approval of the shareholders. These “blank check” issues are designed specifically to inhibit a takeover, merger, or accountability to its shareholders.
Resolution: EAI would vote AGAINST management in allowing the Board the discretion to issue any type of “blank check” stock without shareholder approval.

c. Directors and Management Liability and Indemnification.
These proposals are a result of the increasing cost of insuring directors and top management against lawsuits. Generally, managements propose that the liability of directors and management be either eliminated or limited. Shareholders must have some recourse for losses that are caused by negligence on the part of directors and management. Therefore directors and management should be responsible for their fiduciary duty of care towards the company. The Duty of
Care is defined as the obligation of directors and management to be diligent in considering a transaction or in taking or refusing to take a corporate action.
Resolution: On a case by case basis, EAI votes Against attempts by management to eliminate directors and management liability for their duty of care.

d. Compensation Plans (Incentive Plans)
Management occasionally will propose to adopt an incentive plan which will become effective in the event of a takeover or merger. These plans are commonly known as “golden parachutes” or “tin parachutes” as they are specifically designed to grossly or unduly benefit a select few in management who would most likely lose their jobs in an acquisition. Shareholders should be allowed to vote on all plans of this type.
Resolution: On a case by case basis, vote Against attempts by management to adopt proposals that are specifically designed to grossly or unduly benefit members of executive management in the event of an acquisition.

e. Greenmail
EAI would not support management in the payment of greenmail.
Resolution: EAI would vote FOR any shareholder resolution that would eliminate the possibility of the payment of greenmail.

f. Cumulative Voting
Cumulative voting entitles stockholders to as many votes as equal the number of shares they own multiplied by the number of directors being elected. According to this set of rules, a shareholder can cast all votes towards a single director, or any two or more. This is a proposal usually made by a minority shareholder seeking to elect a director to the Board who sympathizes with a special interest. It also can be used by management that owns a large percentage of the company to ensure that their appointed directors are elected.
Resolution: Cumulative voting tends to serve special interests and not those of shareholders, therefore EAI will vote Against any proposals establishing cumulative voting and For any proposal to eliminate it.

g. Proposals Designed to Discourage Mergers & Acquisitions In Advance
These provisions direct Board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids. This catchall apparently means that the perceived interests of customers, suppliers, managers, etc., would have to be considered along with those of the shareholder. These proposals may be worded: “amendments to instruct the Board to consider certain factors when evaluating an acquisition proposal”. Directors are elected primarily to promote and protect the shareholder interests. Directors should not allow other considerations to dilute or deviate from those interests. Resolution: EAI will vote Against proposals that would discourage the most productive use of corporate assets in advance.

h. Confidential Voting
A company that does not have a ballot provision has the ability to see the proxy votes before the annual meeting. In this way, management is able to know before the final outcome how their proposals are being accepted. If a proposal is not going their way, management has the ability to call shareholders to attempt to convince them to change their votes. Elections should take place in normal democratic process which includes the secret ballot. Elections without the secret ballot can lead to coercion of shareholders, employees, and other corporate partners. Resolution: Vote For proposals to establish secret ballot voting.

i. Disclosure
Resolution: EAI will vote Against proposals that would require any kind of unnecessary disclosure of business records. EAI will vote For proposals that require disclosure of records concerning unfair labor practices or records dealing with the public safety.

j. Sweeteners
Resolution: EAI will vote Against proposals that include what are called
“sweeteners” used to entice shareholders to vote for a proposal that includes other items that may not be in the shareholders best interest. For instance, including a stock split in the same proposal as a classified Board, or declaring an extraordinary dividend in the same proposal installing a shareholders rights plan
(Poison Pill).

k. Changing the State of Incorporation

If management sets forth a proposal to change the State of Incorporation, the reason for change is usually to take advantage of another state’s liberal corporation laws, especially regarding mergers, takeovers, and anti-shareholder measures. Many companies view the redomestication in another jurisdiction as an opportune time to put new anti-shareholder measures on the books or to purge their charter and bylaws of inconvenient shareholder rights, written consent, cumulative voting, etc. Resolution: On a case by case basis, EAI will vote
Against proposals changing the State of Incorporation for the purpose of their anti-shareholder provisions and will support shareholder proposals calling for reincorporation into a jurisdiction more favorable to shareholder democracy.

l. Equal Access to Proxy Statements
EAI supports stockholders right to equal access to the proxy statement, in the same manner that management has access. Stockholders are the owners of a corporation and should not be bound by timing deadlines and other obstacles that presently shareholders must abide by in sponsoring proposals in a proxy statement. The Board should not have the ability to arbitrarily prevent a shareholder proposal from appearing in the proxy statement. Resolution: EAI will support any proposal calling for equal access to proxy statements.

m. Abstention Votes
EAI supports changes in the method of accounting for abstention votes.
Abstention votes should not be considered as shares “represented” or “cast” at an annual meeting. Only those shares cast favoring or opposing a proposal should be included in the total votes cast to determine if a majority vote has been achieved.
Votes cast abstaining should not be included in total votes cast. Resolution: EAI will support any proposal to change a company’s by-laws or articles of incorporation to reflect the proper accounting for abstention votes.

III. Other Issues

On other major issues involving questions of community interest, moral and social concern, fiduciary trust and respect for the law such as:

A.	Human Rights
B.	Nuclear Issues
C.	Defense Issues
D.	Social Responsibility

EAI, in general supports the position of management. Exceptions to this policy
Include:

1. South Africa
EAI will actively encourage those corporations that have South African interests to adopt and adhere to the Statement of Principles for South

Africa, formerly known as the Sullivan Principles, and to take further actions to promote responsible corporate activity.

2. Northern Ireland
EAI will actively encourage U.S. companies in Northern Ireland to adopt and adhere to the MacBride Principles, and to take further actions to promote responsible corporate activity.

ESSEX INVESTMENT MANAGEMENT COMPANY, LLC

Summary of Proxy Voting Policies and Procedures
Introduction
Essex views seriously its responsibility to exercise proxy voting authority over securities within its clients'
portfolios. As an investment adviser and fiduciary of client assets, Essex utilizes proxy voting policies and procedures intended to protect the value of shareholder investments and are designed to reasonably ensure that Essex votes proxies in the best interest of clients for whom Essex has voting authority. In voting proxies, we seek to both maximize the long-term value of our clients' assets and to cast votes that we believe to be fair and in the best interest of the affected c1ient(s). Proxies are considered client assets and are managed with the same care, skill and diligence as all other client assets.

The following is a summary of the policies and procedures that govern the voting of proxies in situations where Essex is responsible for such voting. Essex clients will either retain proxy voting authority or delegate it to Essex. If a client has delegated such authority to Essex (whether in the client's investment management agreement with Essex or otherwise), Essex will vote proxies for that client. If a particular client for whom Essex has investment discretion has not explicitly delegated proxy voting authority to
Essex, Essex will vote such client's proxies.

Voting Agent
Essex has contracted with an independent third party provider of proxy voting and corporate governance services (“proxy agent”), to conduct in-depth proxy research, execute proxy votes, and keep various records necessary for tracking proxy voting actions taken and proxy voting materials for the appropriate client account. The proxy agent specializes in providing a variety of fiduciary-level services related to proxy voting. The proxy agent researches proxy issues and then independent from Essex executes votes.

Essex has adopted the proxy agent's proxy voting policy guidelines as its own and votes Essex's clients'
proxies (for those clients over which it has proxy voting authority) according to those policy guidelines.

Details of the proxy agents' proxy voting policy guidelines are available upon request.

In extraordinary circumstances, Essex's Proxy Voting Committee ("Committee") and Chief Compliance
Officer may actively issue a voting instruction. The Committee is discussed below.

Proxy Voting Committee
Essex's Proxy Voting Committee is responsible for deciding what is in the best interests of clients when determining how proxies are voted. The Committee meets at least annually to review and re-approve (if the
Committee determines they continue to be reasonably designed to be in the best interest of Essex's clients), proxy agent's proxy voting policies as Essex's own proxy voting policies. Any changes to the proxy agent voting policies must be reviewed, approved, and adopted by the Committee at the time the changes occur.
The Committee also would become involved in extraordinary circumstances in which Essex decides to exercise it voting discretion.

Conflicts of Interest
As noted, Essex has an agreement with a proxy agent as an independent proxy voting agent and has adopted the proxy agent's proxy voting policies. The adoption of the proxy agent's proxy voting policies which provide pre-determined policies for voting proxies was designed to remove conflicts of interest that could affect the outcome of a vote. The intent of this policy is to remove any discretion that Essex may have to interpret on how to vote proxies in cases where Essex has a material conflict of interest or the appearance of a material conflict of interest.

There may be a situation where the proxy agent itself may have a material conflict with respect to a proxy vote that it is voting on Essex's clients' behalf. In those situations, the proxy agent will fully or partially abstain from voting the proxy and Essex's Committee will provide the actual voting recommendation after a review of the vote(s) involved. Essex's Chief Compliance Officer must approve any decision made on such vote prior to the vote being cast. Essex's Committee and Chief Compliance Officer will also become involved in any other situation, though expected to be rare, where Essex takes voting discretion from the proxy agent.

In both of the preceding circumstances, the Committee and Essex's Chief Compliance Officer will work to ensure that prior to a vote being made, conflicts of interest are identified and material conflicts are properly addressed such that the proxy may be voted in the best interest of clients.

Proxy/Shareblocking
In general, unless otherwise directed by the client, Essex will make reasonable efforts to vote client proxies in accordance with the proxy voting recommendations of the proxy agent. Essex may decline to vote proxies if to do so would cause a restriction to be placed on Essex’s ability to trade securities held in client accounts in "share blocking" countries. Accordingly, Essex may abstain from votes in a share blocking country in favor of preserving its ability to trade any particular security at any time.

How to Obtain Voting Information
Clients may obtain information about how Essex voted proxies for securities held in their account(s) or a copy of Essex's full proxy voting policy and procedures by contacting Essex at, (617) 342-3200 or
proxyvoting@essexinvest.com <mailto:proxyvoting@essexinvest.com>.

Effective: August 2010

APPENDIX A
GSAM Proxy Voting Guidelines Summary

The following is a summary of the GSAM Proxy Voting Guidelines (the “Guidelines”), which form the substantive basis of GSAM’s
Policy on Proxy Voting for Client Accounts (“Policy”). As described in the main body of the Policy, one or more GSAM portfolio management teams may diverge from the Guidelines and a related Recommendation on any particular proxy vote or in connection with any individual investment decision in accordance with the override process described in the Policy.

The following section is a summary of the Guidelines, which form the substantive basis of the Policy with respect to U.S. public equity investments.

1.	Operational Items

Auditor Ratification
Vote FOR proposals to ratify auditors, unless any of the following apply:

	•	An auditor has a financial interest in or association with the company, and is therefore not independent;
	•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;
	•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of
GAAP; or material weaknesses identified in Section 404 disclosures; or
	•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:
	•	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/preparation fees.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services taking into account issues that are consistent with SEC rules adopted to fulfill the mandate of Sarbanes Oxley such as an audit firm providing services that would impair its independence or the overall scope and disclosure of fees for all services done by the audit firm.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:
	•	The tenure of the audit firm;
	•	The length of rotation specified in the proposal;
	•	Any significant audit-related issues at the company;
	•	The number of Audit Committee meetings held each year;
	•	The number of financial experts serving on the committee; and
	•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

2.	Board of Directors

Classification of Directors
Where applicable, the New York Stock Exchange or NASDAQ Listing Standards definition is to be used to classify directors as insiders or affiliated outsiders:
	•	Inside Director
- Employee of the company or one of its affiliates
- Among the five most highly paid individuals (excluding interim CEO)

	-	Listed as an officer as defined under Section 16 of the Securities and Exchange Act of 1934
	-	Current interim CEO
	-	Beneficial owner of more than 50 percent of the company's voting power (this may be aggregated if voting power is distributed among more than one member of a defined group)

•	Affiliated Outside Director (AO)
	-	Board attestation that an outside director is not independent
	-	Former CEO or other executive of the company within the last 3 years
	-	Former CEO or other executive of an acquired company within the past three years
	-	Former interim CEO if the service was longer than 18 months. If the service was between twelve and eighteen months an assessment of the interim CEO’s employment agreement will be made
	-	Not independent under applicable listing standards

•	Independent Outside Director
	-	No material connection to the company other than a board seat

Voting on Director Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.

Vote AGAINST or WITHHOLD from individual directors who:
•	Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, funeral obligations or start date after middle of the year. If the company provides meaningful public or non-material private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:
	-	Degree to which absences were due to an unavoidable conflict;
	-	Pattern of absenteeism; and
	-	Other extraordinary circumstances underlying the director’s absence;
•	Sit on more than six public company boards;
•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own--
withhold only at their outside boards.

Other items considered for an AGAINST vote include specific concerns about the individual or the company, such as criminal wrongdoing or breach of fiduciary responsibilities, sanctions from government or authority, violations of laws and regulations, or other issues related to improper business practice.

Vote AGAINST or WITHHOLD from all nominees of the board of directors (except from new nominees who should be considered on a CASE-BY-CASE basis and except as discussed below) if:
•	The company’s poison pill has a dead-hand or modified dead-hand feature for two our more years. Vote against/withhold every year until this feature is removed; however, vote against the poison pill if there is one on the ballot with this feature rather than the director.
•	The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;
•	The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken); an adopted proposal that is substantially similar to the original shareholder proposal will be deemed sufficient; (in this case vote AGAINST the members of the committee of the board that is responsible for the issue under consideration, or in the cases of classified boards against the independent Chairman or lead director).
•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote; (in this case should not be an automatic vote against the entire board; instead should be against the nominating committee if there is one; if there is no nominating committee then vote against the outside directors that are performing nominating committee duties.)

•	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below)
when:
•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee and insiders are participating in voting on matters that independent committees should be voting on;
•	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee;
•	The full board is less than majority independent. (in this case withhold from affiliated outside directors); At controlled companies, GSAM will vote against the election of affiliated outsiders and nominees affiliated with the parent and will not vote against the executives of the issuer.

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:
•	The non-audit fees paid to the auditor are excessive;
•	The company receives an adverse opinion on the company’s financial statements from its auditor; or
•	There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are identified, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee if one or more of the following poor pay practices exist and there is no Management Say on Pay Proposal ("MSOP"). If no Compensation Committee members are up for election (i.e., board is classified)and there is not a proposal for which GSAM could instead vote FOR declassification, then
WITHHOLD from other members up for reelection if one or more of the following poor pay practices exist:

•	There is a negative correlation between the chief executive’s pay and company performance (see discussion under
Equity Compensation Plans);
•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;
•	The company fails to submit one-time transfers of stock options to a shareholder vote;
•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;
•	The company has backdated options (see “Options Backdating” policy);
•	The company has poor compensation practices (see “Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Independent Chair (Separate Chair/CEO)

Vote on a CASE-BY-CASE basis.

(Apply the below criteria only when management is AGAINST the proposal; if management is FOR it, vote FOR it.)

GSAM will generally recommend a vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:
• Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;
• Two-thirds independent board;
• All independent key committees; or
• Established, disclosed governance guidelines.

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats. Majority voting is the voting method preferred by GSAM.

Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that provides guidelines so that the company will promptly address the situation of a holdover director.

Cumulative Vote Shareholder Proposals

GSAM will generally support shareholder proposals to restore or provide cumulative voting unless:
• The company has adopted majority vote standard with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

Performance/Governance Evaluation for Directors

Vote WITHHOLD/AGAINST on all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers, measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit
GICS industry group (Russell 3000 companies only).

Evaluate board accountability and oversight at companies that demonstrate sustained poor performance. Problematic provisions include but are not limited to:
• a classified board structure;
• a supermajority vote requirement;
• majority vote standard for director elections with no carve out for contested elections;
• the inability of shareholders to call special meetings or the inability of shareholders to act by written consent;
• a dual-class structure; and/or
• a non-shareholder approved poison pill.

If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight, also take into consideration the company’s five-year total shareholder return and five-year operational metrics in the evaluation.

3.	Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
• Long-term financial performance of the target company relative to its industry;
• Management’s track record;
• Background to the proxy contest;
• Qualifications of director nominees (both slates);
• Strategic plan of dissident slate and quality of critique against management;
• Likelihood that the proposed goals and objectives can be achieved (both slates);
• Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:
• The election of fewer than 50% of the directors to be elected is contested in the election;
• One or more of the dissident’s candidates is elected;
• Shareholders are not permitted to cumulate their votes for directors; and
• The election occurred, and the expenses were incurred, after the adoption of this bylaw.

4.	Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations

Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline.
In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposal.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder-approved poison pill in place; or (2) the company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
• Shareholders have approved the adoption of the plan; or
• The board, in exercising its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the
“fiduciary out” provision). A poison pill adopted under this “fiduciary out” will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote
AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan.
Rights plans should contain the following attributes:
	•	No lower than a 20% trigger, flip-in or flip-over;
	•	A term of no more than three years;
	•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;
	•	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors should be considered:
	•	the trigger (NOL pills generally have a trigger slightly below 5%);
	•	the value of the NOLs;
	•	the term;
	•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of
NOLs); and
	•	other factors that may be applicable.

In addition, vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be considered on a CASE-
BY-CASE basis) if the board adopts or renews a poison pill without shareholder approval, does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.

5.	Mergers and Corporate Restructurings

Overall Approach

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
	•	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.
	•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
	•	Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
	•	Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.
	•	Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.
	•	Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6.	State of Incorporation
Reincorporation Proposals
Evaluate management or shareholder proposals to change a company’s state of incorporation on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:
	•	Reasons for reincorporation;
	•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and
	•	Comparison of corporation laws of original state and destination state.
Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.
7.	Capital Structure
Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis. We consider company-specific factors that include, at a minimum, the following:
	•	Past Board performance
	•	The company's use of authorized shares during the last three years;
	•	One- and three-year total shareholder return;
	•	The board's governance structure and practices;
	•	The current request;
	•	Disclosure in the proxy statement of specific reasons for the proposed increase;
	•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics' (“RMG”)
quantitative model, which examines the company's need for shares and three-year total shareholder return; and
	•	Risks to shareholders of not approving the request.

Preferred Stock
Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:
	•	Specific reasons/ rationale for the proposed increase;
	•	The dilutive impact of the request as determined through an allowable cap generated by RMG’s quantitative model;
	•	The board’s governance structure and practices; and
	•	Risks to shareholders of not approving the request.
Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).
Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).
Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

8.	Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

• The total cost of the company’s equity plans is unreasonable;
• The plan expressly permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval;
• The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;
• The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group (with a 10% tolerance); in conjunction with the qualitative overlay as outlined in the policy guidelines OR the company has a poor record of compensation practices, which is highlighted either in analysis of the compensation plan or the evaluation of the election of directors.
• The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or
• The plan is a vehicle for poor pay practices.

Pay Practices

Good pay practices should align management’s interests with long-term shareholder value creation. Detailed disclosure of compensation criteria is required; proof that companies follow the criteria should be evident. Compensation practices should allow a company to attract and retain proven talent. Some examples of poor pay practices include: repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval, special bonuses that are not performance based, practices that could incentivize excessive risk-taking, excessive tax reimbursements related to executive perquisites or other payments and multi-
year guarantees for salary increases.

If the company maintains problematic or poor pay practices, generally vote first:
• AGAINST Management Say on Pay (MSOP) Proposals or;

• AGAINST an equity-based incentive plan proposal if excessive non-performance-based equity awards are the major contributor to a pay-for-performance misalignment, then;

• If no MSOP or equity-based incentive plan proposal item is on the ballot, AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO) in egregious situations.

GSAM generally does not penalize a company by double counting a negative vote (i.e., voting against a compensation issue and against the compensation committee members)

Vote AGAINST or WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.
The following practices, while not exhaustive, are examples of poor compensation practices. The presence of one or more of the following practices when combined with a negative correlation between pay and performance may warrant withhold vote recommendations:

•	Egregious employment contracts - Contracts containing multi-year guarantees for salary increases, bonuses and equity compensation;
•	Excessive perks/tax reimbursements
	-	Overly generous perquisites, which may include, but are not limited to the following: personal use of corporate aircraft, personal security system maintenance and/or installation, car allowances;
	-	Reimbursement of income taxes on executive perquisites or other payments; (note about tax gross-ups:
these may be acceptable in cases where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as relocation or expatriate tax equalization policy);
	-	Perquisites for former executives, such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;
	-	Abnormally large bonus payouts without justifiable performance linkage or proper disclosure
	-	Performance metrics that are changed, canceled or replaced during the performance period without adequate explanation of the action and the link to performance;
•	Excessive severance and/or change in control provisions:
	-	Inclusion of excessive change in control or severance payments, especially those with a multiple in excess of 3X cash pay;
	-	Payments upon an executive’s termination in connection with performance failure;
	-	Change in control payouts without loss of job or substantial diminution of job duties (single-triggered);
	-	New or materially amended employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package;
	-	Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;
	-	New or materially amended employment or severance agreements that provide for an excise tax gross-up.
Modified gross-ups would be treated in the same manner as full gross-ups;
	-	Perquisites for former executives such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;
•	Dividends or dividend equivalents paid on unvested performance shares or units;
•	Poor disclosure practices:
	-	Unclear explanation of how the CEO is involved in the pay setting process;
	-	Retrospective performance targets and methodology not discussed;
	-	Methodology for benchmarking practices and/or peer group not disclosed and explained;
•	Internal Pay Disparity:
	-	Excessive differential between CEO total pay and that of next highest paid named executive officer (NEO);
•	Options backdating (covered in a separate policy);
•	Other excessive compensation payouts or poor pay practices at the company.

Other Compensation Proposals and Policies

Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. Vote AGAINST these resolutions in cases where boards have failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices.

For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:

Relative Considerations:
•	Assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A;
•	Evaluation of peer groups used to set target pay or award opportunities;
•	Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);
•	Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).

Design Considerations:
• Balance of fixed versus performance-driven pay;
• Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.

Communication Considerations:
• Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);
• Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

Employee Stock Purchase Plans-- Non-Qualified Plans

Vote CASE-BY-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:
• Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);
• Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
• Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;
• No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Option Exchange Programs/Repricing Options

Vote CASE-BY-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:
• Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-the-
money” over the near term;
• Rationale for the re-pricing--was the stock price decline beyond management’s control?
• Is this a value-for-value exchange?
• Are surrendered stock options added back to the plan reserve?
• Option vesting--does the new option vest immediately or is there a black-out period?
• Term of the option--the term should remain the same as that of the replaced option;
• Exercise price--should be set at fair market or a premium to market;
• Participants--executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule.
Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the
52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Other Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named
Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation
Table.

Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-
based employee population is eligible.

Share Buyback Holding Periods

Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Stock Ownership or Holding Period Guidelines

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While stock ownership on the part of directors is favored, the company should determine the appropriate ownership requirement.

Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:
•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:
-	Rigorous stock ownership guidelines, or
-	A holding period requirement coupled with a significant long-term ownership requirement, or
-	A meaningful retention ratio.
•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.
•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

Tax Gross-Up Proposals

Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

9.	Corporate Social Responsibility (CSR) Issues

Overall Approach

When evaluating social and environmental shareholder proposals, the following factors should be considered:
•	Whether adoption of the proposal is likely to enhance or protect shareholder value;
•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;
•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;
•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-
specific action;
•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;
•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;
•	What other companies have done in response to the issue addressed in the proposal;
•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;
•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;
•	Whether the subject of the proposal is best left to the discretion of the board;
•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and
•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Genetically Modified Ingredients

Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:
•	The company’s business and the proportion of it affected by the resolution;
•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and
•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.

Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.

Pharmaceutical Pricing, Access to Medicines, and Product Reimportation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company report on their product pricing policies or their access to medicine policies, considering:
•	The nature of the company’s business and the potential for reputational and market risk exposure;
•	The existing disclosure of relevant policies;
•	Deviation from established industry norms;
•	The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;
•	Whether the proposal focuses on specific products or geographic regions; and

• The potential cost and scope of the requested report.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits

Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.

Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Climate Change

Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering whether:
• The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;
• The company’s level of disclosure is at least comparable to that of industry peers; and
• There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Lobbying Expenditures/Initiatives

Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:
• Significant controversies, fines, or litigation surrounding a company’s public policy activities,
• The company’s current level of disclosure on lobbying strategy, and
• The impact that the policy issue may have on the company’s business operations.

Political Contributions and Trade Association Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
• There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and
• The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:
• Recent significant controversy or litigation related to the company’s political contributions or governmental affairs;
and
• The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:
• The degree to which existing relevant policies and practices are disclosed;
• Whether or not existing relevant policies are consistent with internationally recognized standards;
• Whether company facilities and those of its suppliers are monitored and how;
• Company participation in fair labor organizations or other internationally recognized human rights initiatives;
• Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;
• Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;
• The scope of the request; and
• Deviation from industry sector peer company standards and practices.

Sustainability Reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:
• The company already discloses similar information through existing reports or policies such as an Environment,
Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or
The company has formally committed to the implementation of a reporting program based on Global Reporting
Initiative (GRI) guidelines or a similar standard within a specified time frame.

The following section is a summary of the Guidelines, which form the substantive basis of the Policy with respect to non-U.S. public equity investments. Note that some items may vary by market based on specific country regulations or practices.

1. Operational Items

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:
• There are concerns about the accounts presented or audit procedures used; or
• The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
• There are serious concerns about the accounts presented or the audit procedures used;
• The auditors are being changed without explanation; or
• Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:
• There are serious concerns about the statutory reports presented or the audit procedures used;
• Questions exist concerning any of the statutory auditors being appointed; or
• The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:
• The dividend payout ratio has been consistently below 30 percent without adequate explanation; or
• The payout is excessive given the company's financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.
Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

2. Board of Directors

Director Elections

Vote FOR management nominees in the election of directors, unless:
• Adequate disclosure has not been provided in a timely manner; OR
• There are clear concerns over questionable finances or restatements; OR

•	There have been questionable transactions with conflicts of interest; OR
•	There are any records of abuses against minority shareholder interests; OR
•	The board fails to meet minimum corporate governance standards. OR

Vote FOR individual nominees unless there are specific concerns about the individual or company, such as criminal wrongdoing or breach of fiduciary responsibilities. Other considerations may include sanctions from government or authority, violations of laws and regulations, or other issues related to improper business practice.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote on a CASE-BY-CASE basis for contested elections of directors, e.g., the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees.
Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Executive Director
•	Employee or executive of the company;
•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)
•	Any director who is attested by the board to be a non-independent NED;
•	Any director specifically designated as a representative of a significant shareholder of the company;
•	Any director who is also an employee or executive of a significant shareholder of the company;
•	Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);
•	Government representative;
•	Currently provides (or a relative provides) professional services to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;
•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test);
•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;
•	Relative of a current employee of the company or its affiliates;
•	Relative of a former executive of the company or its affiliates;
•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);
•	Founder/co-founder/member of founding family but not currently an employee;
•	Former executive (5 year cooling off period);
•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.

Independent NED
•	No material connection, either directly or indirectly, to the company other than a board seat.

Employee Representative

• Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Discharge of Directors

Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:
• A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or
• Any legal issues (e.g., civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or
• Other egregious governance issues where shareholders will bring legal action against the company or its directors.
• For markets which do not routinely request discharge resolutions (e.g., common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

Board Structure

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Chairman CEO combined role (for applicable markets)

GSAM will generally recommend a vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:
2/3 independent board, or majority in countries where employee representation is common practice;
A designated, or a rotating, lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;
Fully independent key committees; and/or

Established, publicly disclosed, governance guidelines and director biographies/profiles.

3. Capital Structure

Share Issuance Requests

General Issuances:
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.
Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:
• The specific purpose of the increase (such as a share-based acquisition or merger) does not meet RMG guidelines for the purpose being proposed; or
• The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets RMG guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets RMG guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Generally vote FOR share repurchase programs/market repurchase authorities, provided that the proposal meets the following parameters:
• Maximum volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”);
• Duration does not exceed 18 months.
• For markets that either generally do not specify the maximum duration of the authority or seek a duration beyond 18 months that is allowable under market specific legislation, RMG will assess the company’s historic practice. If there is evidence that a company has sought shareholder approval for the authority to repurchase shares on an annual basis, RMG will support the proposed authority.

In addition, vote AGAINST any proposal where:
• The repurchase can be used for takeover defenses;
• There is clear evidence of abuse;
• There is no safeguard against selective buybacks;
• Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

RMG may support share repurchase plans in excess of 10 percent volume under exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring). Such proposals will be assessed case-by-case based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:
• The overall balance of the proposed plan seems to be clearly in shareholders’ interests;
• The plan still respects the 10 percent maximum of shares to be kept in treasury.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

4. Other

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

For every M&A analysis, RMG reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
• While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, RMG places emphasis on the offer premium, market reaction, and strategic rationale.
• Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?
• Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause RMG to scrutinize a deal more closely.
• Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable.
• Management should also have a favorable track record of successful integration of historical acquisitions.
• Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-
insider shareholders? RMG will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.
• Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

Compensation Plans

Good pay practices should align management’s interests with long-term shareholder value creation. Detailed disclosure of compensation criteria is required; proof that companies follow the criteria should be evident. Compensation practices should allow a company to attract and retain proven talent. Some examples of poor pay practices include: repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval, special bonuses that are not performance based, practices that could incentivize excessive risk-taking, excessive tax reimbursements related to executive perquisites or other payments and multi-
year guarantees for salary increases.

Vote compensation plans on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

Guggenheim Investment Management, LLC

PROXY VOTING POLICIES AND PROCEDURES

I.	Introduction/Purpose

Guggenheim Investment Management, LLC (“GIM”) has adopted these Proxy Voting
Policies and Procedures (“Proxy Policies”) to guide how GIM votes proxies with respect to certain securities held in accounts of its clients.

II.	Proxy Voting Responsibilities

The portfolio managers, in consultation with the Adviser’s Trading group (“Trader”) or other members of senior staff, shall be responsible for evaluating and voting proxies in accordance with these Proxy Policies and for identifying any material conflicts of interest on the part of GIM or its personnel that may affect particular proxy votes and resolving any material conflicts identified. The operations director, Trader, senior staff of the
Adviser and the Chief Compliance Officer (“CCO”) are responsible for administering, overseeing and recommending updates to these Proxy Policies as may be appropriate from time to time.

III.	Proxy Guidelines

GIM will vote proxies in manner which it believes is in the best interests of its clients except as pursuant to Section V.

For certain GIM client accounts, GIM has retained the services of RiskMetrics Group
(“RMG”). Attached as Exhibit A are RMG’s proxy voting guidelines. RMG’s guidelines, are not exhaustive and therefore do not cover all potential voting issues. They may be changed or supplemented from time to time. Voting decisions not covered by RMG’s guidelines will be made in accordance with other provisions of these Proxy Policies or as may be deemed reasonably appropriate by senior management of GIM.

In addition, because individual matters to be voted and the circumstances of issuers of the securities being voted vary, there may be instances when GIM will not adhere to these guidelines in making its voting decision. In such instances, the portfolio manager will maintain any documentation produced to support its decision to either abstain or vote contrary to the specific RMG guideline. At any time, GIM may seek voting instructions from its clients.

IV.	Conflicts of Interest

GIM recognizes that there may be a potential conflict of interest when it votes a proxy.
To that end, GIM has implemented these procedures to address certain votes that may be may be subject to a material conflict of interest, including, but not limited to: (a)
evaluating the nature of GIM’s and its employees’ material business and personal relationships with any company whose equity securities are held in client accounts and any client that has sponsored or has material interest in a proposal upon which we will be eligible to vote; (b) prohibiting employees involved in the decision making process or vote administration from revealing how GIM intends to vote on a proposal in order to reduce any attempted influence from interested parties; and (c) where a material conflict of interest exists, abstaining a vote pursuant to Section V or, (d) where necessary, considering the views of a third party research service.

V.	When GIM May Not Vote Proxies

GIM may abstain from voting proxies in certain circumstances, including situations where: (a) the securities being voted are no longer held by the client; (b) the proxy and other relevant materials are not received in sufficient time to allow adequate analysis or an informed vote by the voting deadline; (c) GIM concludes that the cost of voting the proxy is likely to exceed the expected benefit to the client; or (d) if, in the opinion of
GIM, insufficient information is provided regarding the proposal.

VI.	Proxies of Certain Non-U.S. Issuers

Voting proxies of issuers in non-U.S. markets may give rise to a number of administrative issues that may prevent GIM from voting such proxies. For example, GIM may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting. Other markets require GIM to provide local agents with power of attorney prior to implementing GIM’s voting instructions. Although it is GIM’s policy to seek to vote all proxies for securities held in client accounts for which GIM has proxy voting authority, in the case of non-U.S. issuers, GIM, or RMG as applicable, will vote proxies on a best efforts basis.

VII. Proxy Voting Records

Clients may obtain information about how GIM voted proxies on their behalf by contacting their GIM administrative representative. Alternatively, clients may make a written request for proxy voting information to: Chief Compliance Officer, Guggenheim
Investment Management, LLC, 135 East 57th Street, New York, NY 10022.

VIII. Maintenance of Proxy Voting Records

As required by Rule 204-2(b)(2) under the Investment Advisers Act of 1940, as amended,
GIM will maintain the following records for a period of not less than five (5) years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the investment adviser: (a) a copy of these Proxy
Policies, as they may be amended from time to time; (b) copies of proxy statements received regarding client securities, unless these materials are available electronically through the SEC’s EDGAR system or on RMG’s website; (c) a record of each proxy vote cast on behalf of its clients, unless these records are available on RMG’s website or through the SEC’s EDGAR system; (d) a copy of internal documents created by GIM that were material to making the decision how to vote proxies on behalf of its clients; and
(e) each written client request for information on how GIM voted proxies on behalf of the client and all written responses by GIM to oral or written client requests for such proxy voting information.

IX.	Review of Proxies

On a quarterly basis:

	1.	The CCO, or designee, shall run a report from RMG’s system of all the votes which were voted during the quarter.
	2.	The CCO, or designee, shall review such proxies which the Adviser: (a)
abstained from, or (b) voted contrary to a RMG guideline (an “Exception”).
	3.	The CCO, or designee, shall review each Exception with the appropriate portfolio manager, Trader or member of senior management of the Adviser, as applicable, to determine that the Exception was accurate and to review any supporting documentation for such Exception.
	4.	Any material issues raised during the review shall be escalated as may be appropriate, including, but not limited, to the Board of Directors of a registered fund for which the Adviser acts as adviser or sub-adviser.
	5.	The CCO, or designee, shall maintain documentation of each such review.

X.	Policy Summary

GIM will provide clients a summary of these Policies, either directly or by delivering to each client of a copy of its Form ADV, Part II that contains a summary. A copy of these materials will be provided promptly to clients on request.

INVESCO

I.2.	PROXY POLICIES AND PROCEDURES – RETAIL

Applicable to	Retail Accounts
Risk Addressed by Policy	breach of fiduciary duty to client under Investment Advisers Act of 1940 by placing Invesco personal interests ahead of client best economic interests in voting proxies

Relevant Law and Other Sources	Investment Advisers Act of 1940
Last Tested Date
Policy/Procedure Owner	Advisory Compliance
Policy Approver	Fund Board
Approved/Adopted Date	January 1, 2010

The following policies and procedures apply to certain funds and other accounts managed by Invesco Advisers, Inc. ("Invesco").

A. POLICY STATEMENT

Introduction

Our Belief
The Invesco Funds Boards of Trustees and Invesco’s investment professionals expect a high standard of corporate governance from the companies in our portfolios so that Invesco may fulfill its fiduciary obligation to our fund shareholders and other account holders. Well governed companies are characterized by a primary focus on the interests of shareholders, accountable boards of directors, ample transparency in financial disclosure, performance-driven cultures and appropriate consideration of all stakeholders. Invesco believes well governed companies create greater shareholder wealth over the long term than poorly governed companies, so we endeavor to vote in a manner that increases the value of our investments and fosters good governance within our portfolio companies.

In determining how to vote proxy issues, Invesco considers the probable business consequences of each issue and votes in a manner designed to protect and enhance fund shareholders’ and other account holders’ interests. Our voting decisions are intended to enhance each company’s total shareholder value over Invesco's typical investment horizon.

Proxy voting is an integral part of Invesco’s investment process. We believe that the right to vote proxies should be managed with the same care as all other elements of the investment process. The objective of Invesco’s proxy-voting activity is to promote good governance and advance the economic interests of our clients. At no time will Invesco exercise its voting power to advance its own commercial interests, to pursue a social or political cause that is unrelated to our clients’ economic interests, or to favor a particular client or business relationship to the detriment of others.

B. OPERATING PROCEDURES AND RESPONSIBLE PARTIES

Proxy administration

The Invesco Retail Proxy Committee (the “Proxy Committee”) consists of members representing Invesco's Investments, Legal and Compliance departments. Invesco’s
Proxy Voting Guidelines (the “Guidelines”) are revised annually by the Proxy
Committee, and are approved by the Invesco Funds Boards of Trustees. The Proxy
Committee implements the Guidelines and oversees proxy voting.

The Proxy Committee has retained outside experts to assist with the analysis and voting of proxy issues. In addition to the advice offered by these experts, Invesco uses information gathered from our own research, company managements,
Invesco’s portfolio managers and outside shareholder groups to reach our voting decisions.

Generally speaking, Invesco’s investment-research process leads us to invest in companies led by management teams we believe have the ability to conceive and execute strategies to outperform their competitors. We select companies for investment based in large part on our assessment of their management teams’
ability to create shareholder wealth. Therefore, in formulating our proxy-voting decisions, Invesco gives proper consideration to the recommendations of a company’s Board of Directors.

Important principles underlying the Invesco Proxy Voting Guidelines

I. Accountability
Management teams of companies are accountable to their boards of directors, and directors of publicly held companies are accountable to their shareholders. Invesco endeavors to vote the proxies of its portfolio companies in a manner that will reinforce the notion of a board’s accountability to its shareholders. Consequently,
Invesco votes against any actions that would impair the rights of shareholders or would reduce shareholders’ influence over the board or over management.

The following are specific voting issues that illustrate how Invesco applies this principle of accountability.

■ Elections of directors. In uncontested director elections for companies that do not have a controlling shareholder, Invesco votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards’
key committees are fully independent. Key committees include the Audit,
Compensation and Governance or Nominating Committees. Invesco’s
standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve.

Contested director elections are evaluated on a case-by-case basis and are decided within the context of Invesco’s investment thesis on a company.

■	Director performance. Invesco withholds votes from directors who exhibit a lack of accountability to shareholders, either through their level of attendance at meetings or by enacting egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan (“poison pills”)
without shareholder approval, or other areas of poor performance, Invesco may withhold votes from some or all of a company’s directors. In situations where directors’ performance is a concern, Invesco may also support shareholder proposals to take corrective actions such as so-called “clawback”
provisions.

■	Auditors and Audit Committee members. Invesco believes a company’s Audit
Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company’s internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee. When electing directors who are members of a company’s Audit Committee, or when ratifying a company’s auditors, Invesco considers the past performance of the Committee and holds its members accountable for the quality of the company’s financial statements and reports.

■	Majority standard in director elections. The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco supports the nascent effort to reform the U.S.
convention of electing directors, and votes in favor of proposals to elect directors by a majority vote.

■	Classified boards. Invesco supports proposals to elect directors annually instead of electing them to staggered multi-year terms because annual elections increase a board’s level of accountability to its shareholders.

■	Supermajority voting requirements. Unless proscribed by law in the state of incorporation, Invesco votes against actions that would impose any supermajority voting requirement, and supports actions to dismantle existing supermajority requirements.

■	Responsiveness. Invesco withholds votes from directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.

■	Cumulative voting. The practice of cumulative voting can enable minority shareholders to have representation on a company’s board. Invesco supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.

■ Shareholder access. On business matters with potential financial consequences, Invesco votes in favor of proposals that would increase shareholders’ opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance.

II. Incentives
Invesco believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce managements and employees of our portfolio companies to create greater shareholder wealth. Invesco supports equity compensation plans that promote the proper alignment of incentives, and votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of an account’s investment.

Following are specific voting issues that illustrate how Invesco evaluates incentive plans.

■ Executive compensation. Invesco evaluates compensation plans for executives within the context of the company’s performance under the executives’ tenure. Invesco believes independent compensation committees are best positioned to craft executive-compensation plans that are suitable for their company-specific circumstances. We view the election of those independent compensation committee members as the appropriate mechanism for shareholders to express their approval or disapproval of a company’s compensation practices. Therefore, Invesco generally does not support shareholder proposals to limit or eliminate certain forms of executive compensation. In the interest of reinforcing the notion of a compensation committee’s accountability to shareholders, Invesco supports proposals requesting that companies subject each year’s compensation record to an advisory shareholder vote, or so-called “say on pay” proposals.

■ Equity-based compensation plans. When voting to approve or reject equity-
based compensation plans, Invesco compares the total estimated cost of the plans, including stock options and restricted stock, against a carefully selected peer group and uses multiple performance metrics that help us determine whether the incentive structures in place are creating genuine shareholder wealth. Regardless of a plan’s estimated cost relative to its peer group, Invesco votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock’s current market price, or the ability to automatically replenish shares without shareholder approval.

■	Employee stock-purchase plans. Invesco supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock is at most a 15 percent discount from the market price.

■	Severance agreements. Invesco generally votes in favor of proposals requiring advisory shareholder ratification of executives’ severance agreements. However, we oppose proposals requiring such agreements to be ratified by shareholders in advance of their adoption.

III. Capitalization
Examples of management proposals related to a company’s capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, Invesco analyzes the company’s stated reasons for the request.
Except where the request could adversely affect the fund’s ownership stake or voting rights, Invesco generally supports a board’s decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis within the context of Invesco’s investment thesis on a company. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.

IV.	Mergers, Acquisitions and Other Corporate Actions
Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations. Invesco analyzes these proposals within the context of our investment thesis on the company, and determines its vote on a case-by-case basis.

V.	Anti-Takeover Measures
Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, Invesco votes to reduce or eliminate such measures. These measures include adopting or renewing “poison pills”, requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. Invesco generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. Invesco supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.

VI.	Shareholder Proposals on Corporate Governance
Invesco generally votes for shareholder proposals that are designed to protect shareholder rights if a company’s corporate-governance standards indicate that such additional protections are warranted.

VII. Shareholder Proposals on Social Responsibility
The potential costs and economic benefits of shareholder proposals seeking to amend a company’s practices for social reasons are difficult to assess. Analyzing the costs and economic benefits of these proposals is highly subjective and does not fit readily within our framework of voting to create greater shareholder wealth over Invesco’s typical investment horizon. Therefore, Invesco abstains from voting on shareholder proposals deemed to be of a purely social, political or moral nature.

VIII. Routine Business Matters
Routine business matters rarely have a potentially material effect on the economic prospects of fund holdings, so we generally support the board’s discretion on these items. However, Invesco votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, Invesco votes against proposals to conduct other unidentified business at shareholder meetings.

Summary

These Guidelines provide an important framework for making proxy-voting decisions, and should give fund shareholders and other account holders insight into the factors driving Invesco’s decisions. The Guidelines cannot address all potential proxy issues, however. Decisions on specific issues must be made within the context of these Guidelines and within the context of the investment thesis of the funds and other accounts that own the company’s stock. Where a different investment thesis is held by portfolio managers who may hold stocks in common,
Invesco may vote the shares held on a fund-by-fund or account-by-account basis.

Exceptions

In certain circumstances, Invesco may refrain from voting where the economic cost of voting a company’s proxy exceeds any anticipated benefits of that proxy proposal.

Share-lending programs
One reason that some portion of Invesco’s position in a particular security might not be voted is the securities lending program. When securities are out on loan and earning fees for the lending fund, they are transferred into the borrower’s name.
Any proxies during the period of the loan are voted by the borrower. The lending fund would have to terminate the loan to vote the company’s proxy, an action that is not generally in the best economic interest of fund shareholders. However, whenever Invesco determines that the benefit to shareholders or other account holders of voting a particular proxy outweighs the revenue lost by terminating the loan, we recall the securities for the purpose of voting the fund’s full position.

“Share-blocking”
Another example of a situation where Invesco may be unable to vote is in countries where the exercise of voting rights requires the fund to submit to short-term trading restrictions, a practice known as “share-blocking.” Invesco generally refrains from voting proxies in share-blocking countries unless the portfolio manager determines that the benefit to fund shareholders and other account holders of voting a specific proxy outweighs the fund’s or other account’s temporary inability to sell the security.

International constraints
An additional concern that sometimes precludes our voting non-U.S. proxies is our inability to receive proxy materials with enough time and enough information to make a voting decision. In the great majority of instances, however, we are able to vote non-U.S. proxies successfully. It is important to note that Invesco makes voting decisions for non-U.S. issuers using these Guidelines as our framework, but also takes into account the corporate-governance standards, regulatory environment and generally accepted best practices of the local market.

Exceptions to these Guidelines
Invesco retains the flexibility to accommodate company-specific situations where strictly adhering to the Guidelines would lead to a vote that the Proxy Committee deems not to be in the best interest of the funds’ shareholders and other account holders. In these situations, the Proxy Committee will vote the proxy in the manner deemed to be in the best interest of the funds’ shareholders and other account holders, and will promptly inform the funds’ Boards of Trustees of such vote and the circumstances surrounding it.

Resolving potential conflicts of interest

A potential conflict of interest arises when Invesco votes a proxy for an issuer with which it also maintains a material business relationship. Examples could include issuers that are distributors of Invesco’s products, or issuers that employ Invesco to manage portions of their retirement plans or treasury accounts. Invesco reviews each proxy proposal to assess the extent, if any, to which there may be a material conflict between the interests of the fund shareholders or other account holders and
Invesco.

Invesco takes reasonable measures to determine whether a potential conflict may exist. A potential conflict is deemed to exist only if one or more of the Proxy
Committee members actually knew or should have known of the potential conflict.

If a material potential conflict is deemed to exist, Invesco may resolve the potential conflict in one of the following ways: (1) if the proposal that gives rise to the potential conflict is specifically addressed by the Guidelines, Invesco may vote the proxy in accordance with the predetermined Guidelines; (2) Invesco may engage an independent third party to determine how the proxy should be voted; or (3)
Invesco may establish an ethical wall or other informational barrier between the persons involved in the potential conflict and the persons making the proxy-voting decision in order to insulate the potential conflict from the decision makers.

Because the Guidelines are pre-determined and crafted to be in the best economic interest of shareholders and other account holders, applying the Guidelines to vote client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard against potential conflicts, persons from
Invesco’s marketing, distribution and other customer-facing functions are precluded from becoming members of the Proxy Committee.

On a quarterly basis, the Invesco Funds Boards of Trustees review a report from
Invesco’s Internal Compliance Controls Committee. The report contains a list of all known material business relationships that Invesco maintains with publicly traded issuers. That list is cross-referenced with the list of proxies voted over the period. If there are any instances where Invesco’s voting pattern on the proxies of its material business partners is inconsistent with its voting pattern on all other issuers, they are brought before the Trustees and explained by the Chairman of the
Proxy Committee.

Personal conflicts of interest. If any member of the Proxy Committee has a personal conflict of interest with respect to a company or an issue presented for voting, that
Proxy Committee member will inform the Proxy Committee of such conflict and will abstain from voting on that company or issue.

Funds of funds. Some Invesco Funds offering diversified asset allocation within one investment vehicle own shares in other Invesco Funds. A potential conflict of interest could arise if an underlying Invesco Fund has a shareholder meeting with any proxy issues to be voted on, because Invesco’s asset-allocation funds or target-
maturity funds may be large shareholders of the underlying fund. In order to avoid any potential for a conflict, the asset-allocation funds and target maturity funds vote their shares in the same proportion as the votes of the external shareholders of the underlying fund.

C. RECORDKEEPING

Records are maintained in accordance with Invesco's Recordkeeping Policy.

Policies and Vote Disclosure

A copy of these Guidelines and the voting record of each Invesco Fund are available on our web site, www.invesco.com. In accordance with Securities and Exchange
Commission regulations, all funds file a record of all proxy-voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year.

JACOBS LEVY EQUITY MANAGEMENT, INC.
PROXY VOTING POLICIES AND PROCEDURES

As of January 1, 2010

I.	Policy

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Jacobs Levy has discretion to vote the proxies of its clients, proxies will be voted in the best interests of its clients in accordance with these policies and procedures.

II.	Proxy Voting Procedures

Proxies are obtained through ProxyExchange, a third party application from RiskMetrics used for proxy notification, research and voting. The Chief Compliance Officer is responsible for ensuring proxies are voted in accordance with the Jacobs Levy guidelines.
Under his direction, the following procedures are performed:

(a) Jacobs Levy voting policies along with any custom client voting policies are loaded into ProxyExchange.

(b) RiskMetrics compares positions between Jacobs Levy and the custodian and any differences are investigated and resolved.

(c) Ballots are populated automatically by ProxyExchange based on the voting policies previously loaded.

(d) Manager, Portfolio Administration reviews the populated ballots against the applicable voting policy. The Manager, Portfolio Administration will consult with the Chief Compliance Officer, Chief Administrative Officer, and/or the Principals, if
necessary.

(e) Votes are submitted electronically through ProxyExchange.

Where Jacobs Levy retains a third party to assist in coordinating and voting proxies with respect to client securities, the Chief Financial Officer and the Chief Compliance Officer
shall monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

III.	Voting Guidelines

Jacobs Levy will vote proxies in the best interests of its clients. Clients can provide specific voting guidelines, which would be implemented for their account. Jacobs Levy believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

RiskMetrics assigns a proxy issue code to all proxy voting proposals and also issues a voting recommendation. A cumulative listing of RiskMetrics proxy issue codes is maintained by
Portfolio Administration. Unless a client has provided specific voting guidelines, Jacobs
Levy will vote proxies in accordance with RiskMetrics’ recommendations, except as provided in (a) - (d) below:

(a) There are specific proxy issues that Jacobs Levy has identified with respect to which it will vote with management and others with respect to which it will vote against management because Jacobs Levy believes the intent is to entrench management or dilute the value or safety of shares to shareholders. A comprehensive listing of these issues is included as Exhibit A.

(b) It is Jacobs Levy’s belief that it is not its place to make moral, environmental or social decisions for companies and therefore Jacobs Levy intends to vote with management's recommendations on such issues, as management is in a better position to judge the effects of such decisions on the company.

(c) In certain circumstances, a proxy may include "hidden" additional issues for which
Jacobs Levy's position, as noted above, may differ from the overall RiskMetrics recommendation. In these instances, Jacobs Levy will not vote with the RiskMetrics recommendation.

(d) Any issue with a new RiskMetrics proxy issue code will be forwarded to one of the
Principals, the Chief Administrative Officer, the Chief Financial Officer, or the Chief
Compliance Officer for review and determination of how the proxy should be voted.

IV.	Conflicts of Interest

(a) The Chief Compliance Officer will identify any conflicts that exist between the interests of Jacobs Levy and its clients. This examination will include a review of the relationship of Jacobs Levy with the issuer of each security to determine if the issuer is a client of Jacobs Levy or has some other relationship with Jacobs Levy or a client of Jacobs Levy.

(b) If a material conflict exists, Jacobs Levy will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the clients or whether some alternative action is appropriate, including, without limitation, following the RiskMetrics recommendation.

V.	Disclosure

	(a)	Jacobs Levy will disclose in its Form ADV Part II that clients may contact the Chief
Compliance Officer, Heath N. Weisberg, via email or telephone at
heath.weisberg@jlem.com or (973) 410-9222 in order to obtain information on how
Jacobs Levy voted such client's proxies and/or to request a copy of these policies and procedures. If a client requests this information, the Chief Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon;
and (3) how Jacobs Levy voted the client's proxy.

	(b)	A concise summary of these Proxy Voting Policies and Procedures will be included in Jacobs Levy's Form ADV Part II, and will be updated whenever these policies and procedures are updated. Jacobs Levy's Form ADV Part II will be offered to existing clients annually.

VI.	Recordkeeping

The Manager of Portfolio Administration and Chief Compliance Officer will maintain files relating to Jacobs Levy's proxy voting procedures. Records will be maintained and preserved for at least five years from the end of the fiscal year during which the last entry was made on a record, with certain required records for at least the most recent two years kept in the offices of Jacobs Levy. Records of the following will be included in the files:

	(a)	Copies of these proxy voting policies and procedures, and any amendments thereto.

	(b)	An electronic copy of each proxy statement that Jacobs Levy receives. In addition,
Jacobs Levy may obtain a copy of proxy statements from RiskMetrics.

	(c)	An electronic record of each vote that Jacobs Levy casts. In addition, voting records may be obtained from RiskMetrics.

	(d)	A copy of any document Jacobs Levy created that was material to making a decision on how to vote proxies, or that memorializes that decision.

	(e)	A copy of each written client request for information on how Jacobs Levy voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how Jacobs Levy voted its proxies.

Exhibit A

VOTING POLICY ON SPECIFIC PROXY ISSUES

MANAGEMENT PROPOSALS - ROUTINE/BUSINESS

Issue
Code	Description	Vote

M0101	Ratify Auditors	For
M0106	Amend Articles/Charter-General Matters	For
M0111	Change Company Name	For
M0117	Designate Inspector or Shareholder Rep. of Minutes of Meetings	For
M0119	Reimburse Proxy Contest Expense	Against
M0124	Approve Stock Dividend Program	For
M0125	Other Business	Against
M0129	Approve Minutes of Meeting	For
M0136	Approve Auditors and Authorize Board to Fix Remuneration of	For
Auditors
M1050	Receive Financial Statements and Statutory Reports	For

MANAGEMENT PROPOSALS – DIRECTOR RELATED

Issue
Code	Description	Vote

M0201	Elect Directors	For
M0205	Allow Board to Set its Own Size	Against
M0206	Classify the Board of Directors	Against
M0207	Eliminate Cumulative Voting	For
M0215	Declassify the Board of Directors	For
M0218	Elect Directors to Represent Class X Shareholders	For
M0226	Classify Board and Elect Directors	Against

MANAGEMENT PROPOSALS – CAPITALIZATION

Issue
Code	Description	Vote

M0304	Increase Authorized Common Stock	For
M0308	Approve Reverse Stock Split	For
M0309	Approve Increase in Common Stock and a Stock Split	For
M0314	Eliminate Preemptive Rights	For
M0316	Amend Votes Per Share of Existing Stock	Against
M0320	Eliminate Class of Preferred Stock	For
M0322	Cancel Company Treasury Shares	For
M0325	Reduce Authorized Common Stock	For
M0374	Approve Reduction in Share Capital	For

Exhibit A

VOTING POLICY ON SPECIFIC PROXY ISSUES

MANAGEMENT PROPOSALS – NON-SALARY COMP.

Issue
Code	Description	Vote

M0510	Approve Employee Stock Purchase Plan	For
M0512	Amend Employee Stock Purchase Plan	For
M0534	Approve/Amend 401(k)/Savings Plan	For
M0537	Approve/Amend Supplemental Retirement Plan	For

MANAGEMENT PROPOSALS – ANTI-TAKEOVER RELATED

Issue
Code	Description	Vote

M0604	Provide Directors May Only be Removed For Cause	Against
M0605	Adopt or Increase Supermajority Vote Requirement for Amendments	Against
M0606	Adopt or Increase Supermajority Vote Requirement for Mergers	Against
M0607	Adopt or Increase Supermajority Vote Requirement for Removal of	Against
Directors
M0608	Reduce Supermajority Vote Requirement	For
M0618	Eliminate Right to Call Special Meeting	Against
M0622	Consider Non-Financial Effects of Mergers	Against
M0627	Permit Board to Amend Bylaws Without Shareholder Consent	Against
M0653	Authorize Board to Issue Shares in the Event of a Public Tender	Against
Offer or Share Exchange Offer

SHAREHOLDER PROPOSALS - ROUTINE/BUSINESS

Issue
Code	Description	Vote

S0102	Change Date/Time of Annual Meeting	Against
S0106	Initiate Payment of Cash Dividend	Against
S0110	Establish Shareholder Advisory Committee	Against

Exhibit A

VOTING POLICY ON SPECIFIC PROXY ISSUES

SHAREHOLDER PROPOSALS - DIRECTOR RELATED

Issue
Code	Description	Vote

S0201	Declassify the Board of Directors	For
S0202	Establish Term Limits for Directors	Against
S0207	Restore or Provide for Cumulative Voting	Against
S0209	Establish Director Stock Ownership Requirement	Against
S0211	Establish Mandatory Retirement Age for Directors	Against
S0214	Remove Existing Directors	Against
S0215	Require Majority of Independent Directors on Board	Against

SHAREHOLDER PROPOSALS - CORP GOVERNANCE

Issue
Code	Description	Vote

S0304	Provide for Confidential Voting	For
S0306	Submit All Acquisition Offers for Shareholder Vote	Against
S0307	Restore Preemptive Rights of Shareholders	Against
S0311	Reduce Supermajority Vote Requirement	For
S0320	Submit Preferred Stock Issuance to Vote	For

SHAREHOLDER PROPOSALS - COMPENSATION

Issue
Code	Description	Vote

S0501	Restrict Executive Compensation Plan Awards	Against
S0503	Increase Disclosure of Executive Compensation	Against
S0504	Limit Executive Compensation	Against
S0505	Terminate Executive Compensation Plan	Against
S0510	Link Executive Compensation to Social Issues	Against
S0512	Performance-Based/Index Option	Against
S0513	Put Repricing of Stock Options to Shareholder Vote	For
S0519	Establish SERP Policy	Against
S0520	Pay-For-Superior-Performance	Against

Exhibit A
VOTING POLICY ON SPECIFIC PROXY ISSUES

SHAREHOLDER PROPOSALS - GENERAL ECONOMIC ISSUES
Issue
Code	Description	Vote

S0602	Report of Bank Lending Policies	Against

SHAREHOLDER PROPOSALS - OTHER/MISC.
Issue
Code	Description	Vote

S0805	Report on Government Service of Employees	Against
S0806	Report on Charitable Contributions	Against
S0807	Report on Corporate Political Contributions/Activities	Against

Global Proxy Voting
Procedures and Guidelines
For North America

2010 Edition

April 1, 2010

		Table of Contents- North America

Part I:	JPMorgan Asset Management Global Proxy-Voting Procedures

	A.	Objective	3
	B.	Proxy Committee	3
	C.	The Proxy Voting Process	4
	D.	Material Conflicts of Interest	5
	E.	Escalation of Material Conflicts of Interest	5
	F.	Recordkeeping	6
		Exhibit A	6

Part II:	JPMorgan Asset Management Proxy-Voting Guidelines

	A.	North America	8-23
		Table of Contents	9-10
		Guidelines	11-23

Part I: JPMorgan Asset Management Global

Proxy Voting Procedures

A.	Objective

As an investment adviser within JPMorgan Asset Management, each of the entities listed on Exhibit
A attached hereto (each referred to individually as a “JPMAM Entity” and collectively as “JPMAM”)
may be granted by its clients the authority to vote the proxies of the securities held in client portfolios. In such cases, JPMAM's objective is to vote proxies in the best interests of its clients. To further that objective, JPMAM adopted these Procedures. [1]

These Procedures incorporate detailed guidelines for voting proxies on specific types of issues
(the “Guidelines”). The Guidelines have been developed and approved by the relevant Proxy
Committee (as defined below) with the objective of encouraging corporate action that enhances shareholder value. Because proxy proposals and individual company facts and circumstances may vary, JPMAM may not always vote proxies in accordance with the Guidelines.

B.	Proxy Committee

To oversee the proxy-voting process on an ongoing basis, a Proxy Committee has been established for each global location where proxy-voting decisions are made. Each Proxy Committee is composed of a Proxy Administrator (as defined below) and senior officers from among the
Investment, Legal, Compliance and Risk Management Departments. The primary functions of each
Proxy Committee are to periodically review general proxy-voting matters; to determine the independence of any third-party vendor which it has delegated proxy voting responsibilities and to conclude that there are no conflicts of interest that would prevent such vendor from providing such proxy voting services prior to delegating proxy responsibilities; review and approve the Guidelines annually; and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues to be implemented by the relevant JPMAM Entity. The Proxy Committee may delegate certain of its responsibilities to subgroups composed of Proxy Committee members. The
Proxy Committee meets at least semi-annually, or more frequently as circumstances dictate.

C.	The Proxy Voting Process

JPMAM investment professionals monitor the corporate actions of the companies held in their clients’
portfolios. To assist JPMAM investment professionals with public companies’ proxy voting proposals, a JPMAM Entity may, but shall not be obligated to, retain the services of an independent proxy voting service (“Independent Voting Service”). The Independent Voting Service is assigned responsibility for various functions, which may include one or more of the following: coordinating with client custodians to ensure that all proxy materials are processed in a timely fashion; providing JPMAM with a comprehensive analysis of each proxy proposal and providing JPMAM with recommendations on how to vote each proxy proposal based on the Guidelines or, where no Guideline exists or where the
Guidelines require a case-by-case analysis, on the Independent Voting Service’s analysis; and
executing the voting of the proxies in accordance with Guidelines and its recommendation, except when a recommendation is overridden by JPMAM, as described below. If those functions are not assigned to an Independent Voting Service, they are performed or coordinated by a Proxy
Administrator (as defined below). The Proxy Voting Committee has adopted procedures to identify significant proxies and to recall shares on loan. [2]
¹ 1. Proxies for the JPMorgan Value Opportunities Fund are voted in accordance with the Washington Management Group's proxy voting policies and not the policies of JPMAM. The Undiscovered Managers Behavioral Growth Fund, and Undiscovered
Managers Behavorial Value Fund, the JPMorgan Access Growth Fund and the JPMorgan Access Balanced Fund vote proxies in accordance with the voting policies of their subadvisers and not the policies of JPMAM.
[2] The Proxy Voting Committee may determine: (a) not to recall securities on loan if, in its judgment, the negative consequences to clients of recalling the loaned securities would outweigh the benefits of voting in the particular instance or (b) not to vote certain foreign securities positions if, in its judgment, the expense and administrative inconvenience or other burdens outweigh the benefits to clients of voting the securities.

C.	The Proxy Voting Process - Continued

Situations often arise in which more than one JPMAM client invests in the same company or in which a single client may invest in the same company but in multiple accounts. In those situations, two or more clients, or one client with different accounts, may be invested in strategies having different investment objectives, investment styles, or portfolio managers. As a result, JPMAM may cast different votes on behalf of different clients or on behalf of the same client with different accounts.

Each JPMAM Entity appoints a JPMAM professional to act as a proxy administrator (“Proxy
Administrator”) for each global location of such entity where proxy-voting decisions are made. The
Proxy Administrators are charged with oversight of these Procedures and the entire proxy-voting process. Their duties, in the event an Independent Voting Service is retained, include the following:
evaluating the quality of services provided by the Independent Voting Service; escalating proposals identified by the Independent Voting Service as non-routine, but for which a Guideline exists
(including, but not limited to, compensation plans, anti-takeover proposals, reincorporation, mergers, acquisitions and proxy-voting contests) to the attention of the appropriate investment professionals and confirming the Independent Voting Service’s recommendation with the appropriate JPMAM investment professional (documentation of those confirmations will be retained by the appropriate
Proxy Administrator); escalating proposals identified by the Independent Voting Service as not being covered by the Guidelines (including proposals requiring a case-by-case determination under the
Guidelines) to the appropriate investment professional and obtaining a recommendation with respect thereto; reviewing recommendations of JPMAM investment professionals with respect to proposals not covered by the Guidelines (including proposals requiring a case-by-case determination under the
Guidelines) or to override the Guidelines (collectively, “Overrides”); referring investment considerations regarding Overrides to the Proxy Committee, if necessary; determining, in the case of
Overrides, whether a material conflict, as described below, exists; escalating material conflicts to the
Proxy Committee; and maintaining the records required by these Procedures.

In the event investment professionals are charged with recommending how to vote the proxies, the
Proxy Administrator’s duties include the following: reviewing recommendations of investment professionals with respect to Overrides; referring investment considerations regarding such Overrides to the Proxy Committee, if necessary; determining, in the case of such Overrides, whether a material conflict, as described below, exists; escalating material conflicts to the Proxy Committee; and
maintaining the records required by these Procedures.

In the event a JPMAM investment professional makes a recommendation in connection with an Override, the investment professional must provide the appropriate Proxy Administrator with a written certification (“Certification”) which shall contain an analysis supporting his or her recommendation and a certification that he or she (A) received no communication in regard to the proxy that would violate either the J.P. Morgan Chase (“JPMC”) Safeguard Policy
(as defined below) or written policy on information barriers, or received any communication in connection with the proxy solicitation or otherwise that would suggest the existence of an actual or potential conflict between JPMAM’S interests and that of its clients and (B) was not aware of any personal or other relationship that could present an actual or potential conflict of interest with the clients’ interests.

D.	Material Conflicts of Interest

The U.S. Investment Advisers Act of 1940 requires that the proxy-voting procedures adopted and implemented by a U.S. investment adviser include procedures that address material conflicts of interest that may arise between the investment adviser’s interests and those of its clients. To address such material potential conflicts of interest, JPMAM relies on certain policies and procedures. In order to maintain the integrity and independence of JPMAM’s investment processes and decisions, including proxy-voting decisions, and to protect JPMAM’s decisions from influences that could lead to a vote other than in its clients’ best interests, JPMC (including JPMAM) adopted a Safeguard
Policy, and established formal informational barriers designed to restrict the flow of information from
JPMC's securities, lending, investment banking and other divisions to JPMAM investment professionals. The information barriers include, where appropriate: computer firewalls; the establishment of separate legal entities; and the physical separation of employees from separate business divisions. Material conflicts of interest are further avoided by voting in accordance with
JPMAM’s predetermined Guidelines. When an Override occurs, any potential material conflict of interest that may exist is analyzed in the process outlined in these Procedures.

Examples of such material conflicts of interest that could arise include circumstances in which:
(i) management of a JPMAM investment management client or prospective client, distributor or prospective distributor of its investment management products, or critical vendor, is soliciting proxies and failure to vote in favor of management may harm JPMAM's relationship with such company and materially impact JPMAM's business; or (ii) a personal relationship between a JPMAM officer and management of a company or other proponent of a proxy proposal could impact JPMAM’s voting decision.

E.	Escalation of Material Conflicts of Interest

When an Override occurs, the investment professional must complete the Certification and the Proxy
Administrator will review the circumstances surrounding such Certification. When a potential material conflict of interest has been identified, the Proxy Administrator, in consultation with a subgroup of the
Proxy Committee, will evaluate the potential conflict and determine whether an actual material conflict of interest exists. That subgroup shall include a Proxy Committee member from the Investment
Department and one or more Proxy Committee members from the Legal, Compliance or Risk
Management Departments. In the event that the Proxy Administrator and the subgroup of the Proxy
Committee determine that an actual material conflict of interest exists, they shall make a recommendation on how the relevant JPMAM Entity shall vote the proxy. Sales and marketing professionals will be precluded from participating in the decision-making process.

Depending upon the nature of the material conflict of interest, JPMAM, in the course of addressing the material conflict, may elect to take one or more of the following measures, or other appropriate action:

  removing certain JPMAM personnel from the proxy voting process;
  “walling off” personnel with knowledge of the material conflict to ensure that such personnel do not influence the relevant proxy vote;
  voting in accordance with the applicable Guidelines, if any, if the application of the Guidelines would objectively result in the casting of a proxy vote in a predetermined manner; or
  deferring the vote to the Independent Voting Service, if any, which will vote in accordance with its own recommendation.

The resolution of all potential and actual material conflict issues will be documented in order to demonstrate that JPMAM acted in the best interests of its clients.

F.	Recordkeeping

JPMAM is required to maintain in an easily accessible place for seven (7) years all records relating to the proxy voting process. Those records include the following:

  a copy of the JPMAM Proxy Voting Procedures and Guidelines;
  a copy of each proxy statement received on behalf of JPMAM clients;
  a record of each vote cast on behalf of JPMAM client holdings;
  a copy of all documents created by JPMAM personnel that were material to making a decision on the voting of client securities or that memorialize the basis of the decision;
  a copy of the documentation of all dialogue with issuers and JPMAM personnel created by JPMAM personnel prior to the voting of client securities; and
  a copy of each written request by a client for information on how JPMAM voted proxies on behalf of the client, as well as a copy of any written response by JPMAM to any request by a JPMAM client for information on how JPMAM voted proxies on behalf of our client.

It should be noted that JPMAM reserves the right to use the services of the Independent Voting
Service to maintain certain required records in accordance with all applicable regulations.

Exhibit A

JPMorgan Chase Bank , NA
J.P. Morgan Asset Management (UK) Limited
J.P. Morgan Investment Management Inc.
JF Asset Management Limited
JF Asset Management (Singapore) Limited
JF International Management Inc.
Security Capital Research & Management Incorporated
Bear Stearns Asset management

Part II: Proxy Voting Guidelines

JPMAM is a global asset management organization with the capabilities to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, our proxy voting guidelines have been customized for each region to take into account such variations.

JPMAM currently has four sets of proxy voting guidelines covering the regions of (1) North America, (2) Europe, Middle East, Africa, Central
America and South America (3) Asia (ex-Japan) and (4) Japan,
respectively. Notwithstanding the variations among the guidelines, all of these guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, each JPMAM Entity will apply the guidelines of the region in which the issuer of such security is organized.

In March 2007, JPMAM signed the Principles for Responsible
Investment, an initiative of the UN Secretary-General.

Part II.A: North America Proxy Voting

Part II.A: North America Guidelines Table of Contents

1.	Uncontested Director Elections		11

2.	Proxy Contests		11
	a.	Election of Directors	11
	b.	Reimburse Proxy Solicitation Expenses	11

3.	Ratification of Auditors		12

4.	Proxy Contest Defenses		13-14
	a.	Board Structure: Staggered vs. Annual Elections	13
	b.	Shareholder Ability to Remove Directors	13
	c.	Cumulative Voting	13
	d.	Shareholder Ability to Call Special Meeting	14
	e.	Shareholder Ability to Act by Written Consent	14
	f.	Shareholder Ability to Alter the Size of the Board	14

5.	Tender Offer Defenses		14-15
	a.	Poison Pills	14
	b.	Fair Price Provisions	14
	c.	Greenmail	14
	d.	Unequal Voting Rights	14
	e.	Supermajority Shareholder Vote Requirement to Amend Charter or Bylaws	14
	f.	Supermajority Shareholder Vote Requirement to Approve Mergers	15

6.	Miscellaneous Board Provisions		15-16
	a.	Separate Chairman and CEO Positions	15
	b.	Lead Directors and Executive Sessions	15
	c.	Majority of Independent Directors	15
	d.	Stock Ownership Requirements	16
	e.	Term of Office	16
	f.	Director and Officer Indemnification and Liability Protection	16
	g.	Board Size	6
	h.	Majority Vote Standard	16

7.	Miscellaneous Governance Provisions		16-17
	a.	Independent Nominating Committee	16
	b.	Confidential Voting	16
	c.	Equal Access	16
	d.	Bundled Proposals	16
	e.	Charitable Contributions	16
	f.	Date/Location of Meeting	16
	g.	Include Nonmanagement Employees on Board	17
	h.	Adjourn Meeting if Votes are Insufficient	17
	i.	Other Business	17
	j.	Disclosure of Shareholder Proponents	17

8.	Capital Structure		17-18
	a.	Common Stock Authorization	17
	b.	Stock Distributions: Splits and Dividends	17
	c.	Reverse Stock Splits	17
	d.	Blank Check Preferred Authorization	17
	e.	Shareholder Proposals Regarding Blank Check Preferred Stock	17
	f.	Adjustments to Par Value of Common Stock	17
	g.	Restructurings/Recapitalizations	18
	h.	Share Repurchase Programs	18
	i.	Targeted Share Placements	18

Part II.A: North America Guidelines Table of Contents

9. Executive and Director Compensation		18-20
a.	Stock-based Incentive Plans	`19
b.	Approval of Cash or Cash-and-Stock Bonus Plans	19
c.	Shareholder Proposals to Limit Executive and Director Pay	19
d.	Say on Pay	19
e.	Golden and Tin Parachutes	19
f.	401(k) Employee Benefit Plans	19
g.	Employee Stock Purchase Plans	20
h.	Option Expensing	20
i. Option Repricing		20
j.	Stock Holding Periods	20
k.	Transferable Stock Options
l. Recoup Bonuses		20

10. Incorporation		20
a.	Reincorporation Outside of the United States	20
b.	Voting on State Takeover Statutes	20
c.	Voting on Reincorporation Proposals	20

11. Mergers and Corporate Restructurings		20
a.	Mergers and Acquisitions	20
b.	Nonfinancial Effects of a Merger or Acquisition	20
c.	Corporate Restructuring	20
d.	Spin-offs	21
e.	Asset Sales	21
f.	Liquidations	21
g.	Appraisal Rights	21
h.	Changing Corporate Name	21

12. Social and Environmental Issues		21
a.	Energy and Environment	21
b.	Military Business	22
c.	International Labor Organization Code of Conduct	22
d.	Promote Human Rights in China, Nigeria, and Burma	22
e.	World Debt Crisis	22
f.	Equal Employment Opportunity and Discrimination	22
g.	Animal Rights	22
h.	Product Integrity and Marketing	22
i.	Human Resources Issues	22
j.	Link Executive Pay with Social and/or Environmental Criteria
k.	High Risk Markets	22

13. Foreign Proxies		22

14. Pre-Solicitation Contact		22-23

Part II.A: North America Guidelines

1.	Uncontested Director Elections
Votes on director nominees should be made on a case-by-case (for) basis. Votes generally will be WITHHELD from directors who:
1) attend less than 75 percent of the board and committee meetings without a valid excuse for the absences; or

2) adopt or renew a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, do not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.

3) are inside or affiliated outside directors and sit on the audit, compensation, or nominating committees; or

4) ignore a shareholder proposal that is approved by a i) majority of the shares outstanding, or
ii) majority of the votes cast for two consecutive years; or

5) are inside or affiliated outside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees; or

6) WITHHOLD votes from insiders and affiliated outsiders on boards that are not at least majority independent; or

7) WITHHOLDING from directors who are CEOs of publicly-traded companies who serve on more than three public boards and all other directors who serve on more than four public company boards.

8) WITHHOLD votes from compensation committee members where there is a pay-for performance disconnect for Russell 3000 companies. (See 9a – Stock-Based Incentive Plans, last paragraph). WITHHOLD votes from compensation committee members if the company does not submit one-time transferable stock options to shareholders for approval.

9) WITHHOLD votes from audit committee members in circumstances in which there is evidence
(such as audit reports or reports mandated under the Sarbanes Oxley Act) that there exists material weaknesses in the company’s internal controls.

10) WITHHOLD votes from compensation committee members who were present at the time of the grant of backdated options or options the pricing or the timing of which we believe may have been manipulated to provide additional benefits to executives.

11) Vote case by case for shareholder proposals requesting companies to amend their bylaws in order to create access to the proxy so as to nominate candidates for directors.
We recognize the importance of shareholder access to the ballot process as a means to ensure that boards do not become self-perpetuating and self-serving. However, we are also aware that some proposals may promote certain interest groups and could be disruptive to the nomination process.

Special attention will be paid to companies that display a chronic lack of shareholder accountability.

2.	Proxy Contests
2a. Election of Directors
Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the subject company relative to its industry;
management’s track record; background to the proxy contest; qualifications of director nominees
(both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

2b. Reimburse Proxy Solicitation Expenses
Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on a case-by-case basis.

3.	Ratification of Auditors
Vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.

Generally vote against auditor ratification and withhold votes from Audit Committee members if non-audit fees exceed audit fees.

Vote case-by-case on auditor Rotation Proposals: tenure of Audit Firm; establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price; length of the rotation period advocated in the proposal; significant audit related issues; and
number of annual Audit Committee meetings held and the number of financial experts that serve on the Audit Committee.

Generally vote against auditor indemnification and limitation of liability; however we recognize there may be situations where indemnification and limitations on liability may be appropriate.

4.	Proxy Contest Defenses
4a. Board Structure: Staggered vs. Annual Elections
Proposals regarding classified boards will be voted on a case-by-case basis. Classified boards normally will be supported if the company’s governing documents contain each of the following provisions:
1) Majority of board composed of independent directors,

2) Nominating committee composed solely of independent directors,

3) Do not require more than a two-thirds shareholders’ vote to remove a director, revise any bylaw or revise any classified board provision,

4) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests),

5) Ability of shareholders to call special meeting or to act by written consent with 90 days’
notice,

6) Absence of superior voting rights for one or more classes of stock,

7) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders, and

8) Absence of shareholder rights plan that can only be removed by the incumbent directors
(dead-hand poison pill).

4b. Shareholder Ability to Remove Directors
Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholder ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Vote for proposals that permit shareholders to elect directors to fill board vacancies.

4c. Cumulative Voting
Cumulative voting proposals will be voted on a case-by-case basis. If there are other safeguards to ensure that shareholders have reasonable access and input into the process of nominating and electing directors, cumulative voting is not essential. Generally, a company’s governing documents must contain the following provisions for us to vote against restoring or providing for cumulative voting:

1) Annually elected board,
,
2) Majority of board composed of independent directors,
3) Nominating committee composed solely of independent directors,
4) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests),
5) Ability of shareholders to call special meeting or to act by written consent with 90 days’
notice,
6) Absence of superior voting rights for one or more classes of stock,
7) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders, and

8) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead-
hand poison pill).

4d. Shareholder Ability to Call Special Meeting
Vote against proposals to restrict or prohibit shareholder ability to call special meetings so long as the ability to call special meetings requires the affirmative vote of less than 15% of the shares outstanding. The ability to call special meetings enables shareholders to remove directors or initiate a shareholder resolution without having to wait for the next scheduled meeting,should require more than a de minimus number of shares to call the meeting and subject the company to the expense of a shareholder meeting.

Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

4e. Shareholder Ability to Act by Written Consent
We generally vote for proposals to restrict or prohibit shareholder ability to take action by written consent. The requirement that all shareholders be given notice of a shareholders’ meeting and matters to be discussed therein seems to provide a reasonable protection of minority shareholder rights.

We generally vote against proposals to allow or facilitate shareholder action by written consent.

4f. Shareholder Ability to Alter the Size of the Board
Vote for proposals that seek to fix the size of the board.

Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

5.	Tender Offer Defenses
5a. Poison Pills
Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a case-by-case basis shareholder proposals to redeem a company’s poison pill.
Studies indicate that companies with a rights plan secure higher premiums in hostile takeover situations.
Review on a case-by-case basis management proposals to ratify a poison pill. We generally look for shareholder friendly features including a two- to three-year sunset provision, a permitted bid provision, a 20 percent or higher flip-in provision, and the absence of dead-hand features.

If the board refuses to redeem the pill 90 days after an offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

5b. Fair Price Provisions
Vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
Generally, vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

5c. Greenmail
Vote for proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

5d. Unequal Voting Rights
Generally, vote against dual-class recapitalizations as they offer an effective way for a firm to thwart hostile takeovers by concentrating voting power in the hands of management or other insiders.
Vote for dual-class recapitalizations when the structure is designed to protect economic interests of investors.

5e. Supermajority Shareholder Vote Requirement to Amend Charter or Bylaws

Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company.
Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

5f. Supermajority Shareholder Vote Requirement to Approve Mergers
Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

6.	Miscellaneous Board Provisions
6a. Separate Chairman and CEO Positions
We will generally vote for proposals looking to separate the CEO and Chairman roles unless the company has governance structures in place that can satisfactorily counterbalance a combined chairman and CEO/president post. Such a structure should include most or all of the following:

• Designated lead director, appointed from the ranks of the independent board members with clearly delineated duties. At a minimum these should include:
(1) Presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors,
(2) Serves as liaison between the chairman and the independent directors,
(3) Approves information sent to the board,
(4) Approves meeting agendas for the board,

(5) Approves meeting schedules to assure that there is sufficient time for discussion of all agenda items,

(6) Has the authority to call meetings of the independent directors, and
(7) If requested by major shareholders, ensures that he is available for consultation and direct communication;

• 2/3 of independent board;

• All-independent key committees;

• Committee chairpersons nominated by the independent directors;

• CEO performance is reviewed annually by a committee of outside directors; and

• Established governance guidelines.
Additionally, the company should not have underperformed its peers and index on a one-year and three-year basis, unless there has been a change in the Chairman/CEO position within that time.
Performance will be measured according to shareholder returns against index and peers.
6b. Lead Directors and Executive Sessions
In cases where the CEO and Chairman roles are combined, we will vote for the appointment of a
"lead" (non-insider) director and for regular "executive" sessions (board meetings taking place without the CEO/Chairman present).

6c. Majority of Independent Directors
We generally vote for proposals that call for the board to be composed of a majority of independent directors. We believe that a majority of independent directors can be an important factor in facilitating objective decision making and enhancing accountability to shareholders.

Vote for shareholder proposals requesting that the board’s audit, compensation, and/or nominating committees include independent directors exclusively.

Generally vote for shareholder proposals asking for a 2/3 independent board.

6d. Stock Ownership Requirements
Vote for shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board, so long as such minimum amount is not excessive or unreasonable.

6e. Term of Office
Vote against shareholder proposals to limit the tenure of outside directors. Term limits pose artificial and arbitrary impositions on the board and could harm shareholder interests by forcing experienced and knowledgeable directors off the board.

6f. Director and Officer Indemnification and Liability Protection
Proposals concerning director and officer indemnification and liability protection should be evaluated on a case-by-case basis.

Vote against proposals to limit or eliminate director and officer liability for monetary damages for violating the relevant duty of care.

Vote against indemnification proposals that would expand coverage beyond legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

Vote for proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful only if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the company’s best interests, and (2) the director’s legal expenses would be covered.

6g. Board Size
Vote for proposals to limit the size of the board to 15 members.

6h. Majority Vote Standard
We would generally vote for proposals asking for the board to initiate the appropriate process to amend the company’s governance documents (certificate of incorporation or bylaws) to provide that director nominees shall be elected by the affirmative vote of the majority of votes cast at an annual meeting of shareholders. We would generally review on a case-by-case basis proposals that address alternative approaches to a majority vote requirement.

7.	Miscellaneous Governance Provisions
7a. Independent Nominating Committee
Vote for the creation of an independent nominating committee.

7b. Confidential Voting
Vote for shareholder proposals requesting that companies adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

Vote for management proposals to adopt confidential voting.

7c. Equal Access
Vote for shareholder proposals that would give significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees and to nominate their own candidates to the board.

7d. Bundled Proposals
Review on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances where the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

7e. Charitable Contributions
Vote against shareholder proposals regarding charitable contributions. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

7f. Date/Location of Meeting
Vote against shareholder proposals to change the date or location of the shareholders’ meeting.
No one site will meet the needs of all shareholders.

7g. Include Nonmanagement Employees on Board
Vote against shareholder proposals to include nonmanagement employees on the board.
Constituency representation on the board is not supported, rather decisions are based on director qualifications.

7h. Adjourn Meeting if Votes are Insufficient
Vote for proposals to adjourn the meeting when votes are insufficient. Management has additional opportunities to present shareholders with information about its proposals.

7i. Other Business
Vote for proposals allowing shareholders to bring up “other matters” at shareholder meetings.

7j. Disclosure of Shareholder Proponents
Vote for shareholder proposals requesting that companies disclose the names of shareholder proponents. Shareholders may wish to contact the proponents of a shareholder proposal for additional information.

8.	Capital Structure
8a. Common Stock Authorization
Review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.

Vote against proposals to increase the number of authorized shares of a class of stock that has superior voting rights in companies that have dual-class capital structure.

8b. Stock Distributions: Splits and Dividends
Vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company’s industry and performance as measured by total shareholder returns.
8c. Reverse Stock Splits
Vote for management proposals to implement a reverse stock split that also reduces the number of authorized common shares to a level where the number of shares available for issuance is not excessive given a company’s industry and performance in terms of shareholder returns.
Vote case-by-case on proposals to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue.

8d. Blank Check Preferred Authorization
Vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).
Vote for proposals to create “blank check” preferred stock in cases when the company expressly states that the stock will not be used as a takeover device.
Vote for proposals to authorize preferred stock in cases when the company specifies voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance as measured by total shareholder returns.

8e. Shareholder Proposals Regarding Blank Check Preferred Stock
Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

8f. Adjustments to Par Value of Common Stock

Vote for management proposals to reduce the par value of common stock. The purpose of par value is to establish the maximum responsibility of a shareholder in the event that a company becomes insolvent.

8g. Restructurings/Recapitalizations
Review proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan or if the company is in danger of being delisted on a case-by-case basis.
Consider the following issues:

Dilution—How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

Change in Control—Will the transaction result in a change in control of the company?

Bankruptcy—Generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

8h. Share Repurchase Programs
Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

8i. Targeted Share Placements
These shareholder proposals ask companies to seek stockholder approval before placing 10% or more of their voting stock with a single investor. The proposals are in reaction to the placement by various companies of a large block of their voting stock in an ESOP, parent capital fund or with a single friendly investor, with the aim of protecting themselves against a hostile tender offer.
These proposals are voted on a case by case basis after reviewing the individual situation of the company receiving the proposal.

9.	Executive and Director Compensation
9a. Stock-based Incentive Plans
Votes with respect to compensation plans should be determined on a case-by-case basis. The analysis of compensation plans focuses primarily on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders). Other matters included in our analysis are the amount of the company's outstanding stock to be reserved for the award of stock options, whether the exercise price of an option is less than the stock's fair market value at the date of the grant of the options, and whether the plan provides for the exchange of outstanding options for new ones at lower exercise prices. Every award type is valued. An estimated dollar cost for the proposed plan and all continuing plans is derived. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth and will be considered along with dilution to voting power.

Once the cost of the plan is estimated, it is compared to a company-specific dilution cap. The allowable cap is industry-specific, market cap-based, and pegged to the average amount paid by companies performing in the top quartile of their peer groupings. To determine allowable caps, companies are categorized according to standard industry code (SIC) groups. Top quartile performers for each group are identified on the basis of five-year total shareholder returns.
Industry-specific cap equations are developed using regression analysis to determine those variables that have the strongest correlation to shareholder value transfer. Industry equations are used to determine a company-specific allowable cap; this is accomplished by plugging company specific data into the appropriate industry equation to reflect size, performance, and levels of cash compensation.

Votes are primarily determined by this quantitative analysis. If the proposed plan cost is above the allowable cap, an against vote is indicated. If the proposed cost is below the allowable cap, a vote for the plan is indicated unless the plan violates the repricing guidelines. If the company has a history of repricing options or has the express ability to reprice underwater stock options without first securing shareholder approval under the proposed plan, the plan receives an against vote—
even in cases where the plan cost is considered acceptable based on the quantitative analysis.

We vote against equity plans that have high average three year burn rates, unless the company has publicly committed to reduce the burn rate to a rate that is comparable to its peer group (as determined by JPMAM). JPMAM defines high average three-year burn rate as the following: the company’s most recent three-year burn rate exceeds one standard deviation by Russell 3000 index and non-Russell 3000 index; the company’s most recent three-year burn rate exceeds two percent of common shares outstanding.

Review case by case stock based plans for companies which rely heavily upon stock for incentive compensation. These companies include high growth and financial services companies where threshhold tests fall within 5% of either threshold test (burn rate and /or shareholder transfer value tests).

9a. Stock-based Incentive Plans
For companies in the Russell 3000 we will generally vote against a plan and/or withhold from members of the compensation committee, when there is a disconnect between the CEO’s pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on. Specifically, if the company has negative one- and three-year total shareholder returns, and its CEO also had an increase in total direct compensation from the prior year, it would signify a disconnect in pay and performance. If more than half of the increase in total direct compensation is attributable to the equity component, we would generally recommend against the equity plan in which the CEO participates.

9b. Approval of Cash or Cash-and-Stock Bonus Plans
Vote for cash or cash-and-stock bonus plans to exempt the compensation from limits on deductibility under the provisions of Section 162(m) of the Internal Revenue Code.

9c. Shareholder Proposals to Limit Executive and Director Pay
Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.

Review on a case-by-case basis shareholder proposals for performance pay such as indexed or premium priced options if a company has a history of oversized awards and one-, two- and three-year returns below its peer group.

9d. Say on Pay
Vote for “Say on Pay” a non-binding advisory vote but vote against proposals which would require further shareholder say on compensation whereby shareholder influence would impede on one of the main duties of the board of directors of the company.

9e. Golden and Tin Parachutes
Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes. Favor golden parachutes that limit payouts to two times base salary, plus guaranteed retirement and other benefits.

Change-in-control payments should only be made when there is a significant change in company ownership structure, and when there is a loss of employment or substantial change in job duties associated with the change in company ownership structure (“double-triggered”). Change-in-control provisions should exclude excise tax gross-up and eliminate the acceleration of vesting of equity awards upon a change in control unless provided under a double-trigger scenario.

Generally vote case-by-case for proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

9f. 401(k) Employee Benefit Plans
Vote for proposals to implement a 401(k) savings plan for employees.

9g. Employee Stock Purchase Plans
Vote for qualified employee stock purchase plans with the following features: the purchase price is at least 85 percent of fair market value; the offering period is 27 months or less; and potential voting power dilution (shares allocated to the plan as a percentage of outstanding shares) is ten percent or less.
Vote for nonqualified employee stock purchase plans with the following features: broad-based participation (i.e., all employees of the company with the exclusion of individuals with five percent or more of beneficial ownership of the company); limits on employee contribution, which may be a fixed dollar amount or expressed as a percentage of base salary; company matching contribution up to 25 percent of the employee’s contribution, which is effectively a discount of 20 percent from market value; and no discount on the stock price on the date of purchase since there is a company matching contribution

9h. Option Expensing
Generally, vote for shareholder proposals to expense fixed-price options.

9i. Option Repricing
In most cases, we take a negative view of option repricings and will, therefore, generally vote against such proposals. We do, however, consider the granting of new options to be an acceptable alternative and will generally support such proposals.

9j. Stock Holding Periods
Generally vote against all proposals requiring executives to hold the stock received upon option exercise for a specific period of time.

9k. Transferable Stock Options
Review on a case-by-case basis proposals to grant transferable stock options or otherwise permit the transfer of outstanding stock options, including cost of proposal and alignment with shareholder interests.

9l. Recoup Bonuses
Vote case-by-case on shareholder proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation.

10. Incorporation
10a. Reincorporation Outside of the United States
Review on a case-by-case basis proposals to reincorporate the company outside of the U.S.

10b. Voting on State Takeover Statutes
Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).
10c. Voting on Reincorporation Proposals
Proposals to change a company’s state of incorporation should be examined on a case-by-case basis. Review management’s rationale for the proposal, changes to the charter/bylaws, and differences in the state laws governing the companies.

11. Mergers and Corporate Restructurings
11a. Mergers and Acquisitions
Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account factors including the following: anticipated financial and operating benefits; offer price
(cost vs. premium); prospects of the combined companies; how the deal was negotiated; and
changes in corporate governance and their impact on shareholder rights.

11b. Nonfinancial Effects of a Merger or Acquisition
Some companies have proposed a charter provision which specifies that the board of directors may examine the nonfinancial effect of a merger or acquisition on the company. This provision would allow the board to evaluate the impact a proposed change in control would have on employees, host communities, suppliers and/or others. We generally vote against proposals to adopt such charter provisions. We feel it is the directors' fiduciary duty to base decisions solely on the financial interests of the shareholders.

11c. Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts,
“going private” proposals, spin-offs, liquidations, and asset sales, should be considered on a case-
by-case basis.

11d. Spin-offs
Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

11e. Asset Sales
Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

11f. Liquidations
Votes on liquidations should be made on a case-by-case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

11g. Appraisal Rights
Vote for proposals to restore, or provide shareholders with, rights of appraisal. Rights of appraisal provide shareholders who are not satisfied with the terms of certain corporate transactions the right to demand a judicial review in order to determine a fair value for their shares.

11h. Changing Corporate Name
Vote for changing the corporate name.

12. Social and Environmental Issues

We believe that a company’s environmental policies may have a long-term impact on the company’s financial performance. We believe that good corporate governance policies should consider the impact of company operations on the environment and the cost of compliance with laws and regulations relating to environmental matters, physical damage to the environment (including the costs of clean-ups and repairs), consumer preferences and capital investments related to climate change. Furthermore, we believe that corporate shareholders have a legitimate need for information to enable them to evaluate the potential risks and opportunities that climate change and other environmental matters pose to the company’s operations, sales and capital investments. Therefore, we generally encourage a level of reporting that is not unduly costly or burdensome, but which provides sufficient information to enable shareholders to evaluate the company’s environmental policies and performance. At the same time, we recognize that, in some cases, a company may already be providing current, publicly-available information on the possible impact that climate change will have on the company, as well as associated policies and procedures that address the risks and opportunities to the company, or a shareholder proposal may seek a level of disclosure that exceeds that provided by the company’s industry peers and that may put the company at a competitive disadvantage.

12a. Energy and Environment
Vote case-by-case on proposals that request companies to subscribe to the CERES Principles.

Vote for proposals that request companies to outline their preparedness to comply with the Kyoto
Protocol.

Vote case-by-case on disclosure reports that seek additional information.

Vote case-by-case on proposals that request a report on greenhouse gas emissions from company operations and/or products.

Vote case-by-case on proposals that request a report on the impact of climate change on the company’s operations and/or products.

Vote case-by-case on proposals seeking additional information on other environmental matters affecting the company, its operations and/or its products.

Vote case-by-case on proposals requesting a company report on its energy efficiency policies.

12b. Military Business
Vote case-by-case on defense issue proposals.

Vote case-by-case on disclosure reports that seek additional information on military-related operations.

12c. International Labor Organization Code of Conduct
Vote case-by-case on proposals to endorse international labor organization code of conducts.

Vote case-by-case on disclosure reports that seek additional information on company activities in this area.

12d. Promote Human Rights in China, Nigeria, the Sudan and Burma
Vote case-by-case on proposals to promote human rights in countries such as China, Nigeria, the Sudan and Burma.

Vote case-by-case on disclosure reports that seek additional information on company activities regarding human rights.

12e. World Debt Crisis
Vote case-by-case on proposals dealing with third world debt.

Vote case-by-case on disclosure reports regarding company activities with respect to third world debt.

12f. Equal Employment Opportunity and Discrimination
Vote case-by-case on proposals regarding equal employment opportunities and discrimination.
Vote case-by-case on disclosure reports that seek additional information about affirmative action efforts, particularly when it appears that companies have been unresponsive to shareholder requests.

12g. Animal Rights
Vote case-by-case on proposals that deal with animal rights.

12h. Product Integrity and Marketing
Vote case-by-case on proposals that ask companies to end their production of legal, but socially questionable, products.
Vote case-by-case on disclosure reports that seek additional information regarding product integrity and marketing issues.

Vote case-by-case on resolutions requesting the disclosure and implementation of Internet privacy and censorship policies and procedures.

Vote case-by-case on proposals requesting the company to report on its policies, initiatives/procedures, oversight mechanisms related to toxic materials, including certain product line toxicities, and/or product safety in its supply chain.

12i. Human Resources Issues
Vote case-by-case on proposals regarding human resources issues.
Vote case-by-case on disclosure reports that seek additional information regarding human resources issues.

12j. Link Executive Pay with Social and/or Environmental Criteria
Vote case-by-case on proposals to link executive pay with the attainment of certain social and/or environmental criteria.

Vote case-by-case on disclosure reports that seek additional information regarding this issue.

12k. High Risk Markets
Vote case-by-case on requests for the company to review and report on the financial and reputation risks associated with operations in “high risk” markets, such as a terrorism-sponsoring state or otherwise.

13. Foreign Proxies
Responsibility for voting non-U.S. proxies rests with our Proxy Voting Committee located in
London. The Proxy Committee is composed of senior analysts and portfolio managers and officers of the Legal and Compliance Department. It is chaired by a Managing Director of the Firm. A copy of our policy for voting international proxies can be provided upon request.

14. Pre-Solicitation Contact
From time to time, companies will seek to contact analysts, portfolio managers and others in advance of the formal proxy solicitation to solicit support for certain contemplated proposals.
Such contact can potentially result in the recipient receiving material non-public information and result in the imposition of trading restrictions. Accordingly, pre-solicitation contact should occur only under very limited circumstances and only in accordance with the terms set forth herein.

What is material non-public information?
The definition of material non-public information is highly subjective. The general test, however, is whether or not such information would reasonably affect an investor's decision to buy, sell or hold securities, or whether it would be likely to have a significant market impact. Examples of such information include, but are not limited to:
• a pending acquisition or sale of a substantial business;
• financial results that are better or worse than recent trends would lead one to expect;
• major management changes;
• an increase or decrease in dividends;
• calls or redemptions or other purchases of its securities by the company;
• a stock split, dividend or other recapitalization; or
• financial projections prepared by the Company or the Company's representatives.

What is pre-solicitation contact?
Pre-solicitation contact is any communication, whether oral or written, formal or informal, with the Company or a representative of the Company regarding proxy proposals prior to publication of the official proxy solicitation materials. This contact can range from simply polling investors as to their reaction to a broad topic, e.g., "How do you feel about dual classes of stock?", to very specific inquiries, e.g., "Here's a term sheet for our restructuring. Will you vote to approve this?"

Determining the appropriateness of the contact is a factual inquiry which must be determined on a case-by-case basis. For instance, it might be acceptable for us to provide companies with our general approach to certain issues. Promising our vote, however, is prohibited under all circumstances. Likewise, discussion of our proxy guidelines, in whole or in part, with a company or others is prohibited. In the event that you are contacted in advance of the publication of proxy solicitation materials, please notify the
Legal/Compliance Department immediately. The Company or its representative should be instructed that all further contact should be with the Legal/Compliance Department.

It is also critical to keep in mind that as a fiduciary, we exercise our proxies solely in the best interests of our clients. Outside influences, including those from within J.P. Morgan
Chase should not interfere in any way in our decision making process. Any calls of this nature should be referred to the Legal/Compliance Department for response.

PROXY VOTING PROCEDURES

I.	INTRODUCTION

Los Angeles Capital Management (LACM) has adopted and implemented policies and procedures that are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC rule 206(4)-6 under the Investment
Advisers Act of 1940. Our authority to vote the proxies of our clients is established by our advisory contracts or comparable documents, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29
C.F.R. 2509.94-2 (July 29, 1994).

II. STATEMENT OF POLICIES AND PROCEDURES

A.	Client's Best Interest
LACM’s proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interest of clients. We are able to accomplish this by employing Glass, Lewis & Co. to act as an independent voting agent on our behalf, thereby minimizing any conflicts that could arise. Glass, Lewis & Co. provides objective proxy analysis, voting recommendations and manages the operational end of the process, ensuring compliance with all applicable laws and regulations.

B.	Case-by-Case Basis
Although we have established guidelines which were developed in conjunction with
Glass, Lewis & Co., and we have a pre-determined voting policy, we retain the right to ultimately cast each vote on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement and all other relevant facts and circumstances at the time of the vote. The Proxy Committee may also be called on to vote a proxy that its third party provider cannot. In these circumstances, three committee member votes are required.

C.	Conflicts of Interest
LACM has not identified any conflicts of interest that would affect the proxy voting process. If at any time a material conflict arises it would be resolved in the best interest of clients. We believe by employing Glass, Lewis & Co. to monitor and vote all proxies on our behalf, we are able to minimize the extent to which there may be a material conflict between LACM’s interests and those of our clients. Most votes are based on a pre-determined policy while case by case votes are made by utilizing recommendations of Glass, Lewis & Co.

D.		Limitations

	1.	Limited Value: LACM reserves the right to abstain from voting a client proxy if it concludes that the effect on shareholders' economic interests or the value of the portfolio holding is indeterminable or insignificant.

	2.	Special Considerations: Certain accounts may warrant specialized treatment in voting proxies. Contractual stipulations and individual client direction will dictate how voting will be done in these cases.

a. Mutual Funds

(1) Proxies will be voted in accordance with the requirements of the
Securities Act of 1933, the Securities Exchange Act of 1934, and the
Investment Company Act of 1940.[4]

(2) Proxies of portfolio companies voted will be subject to any applicable investment restrictions of the fund.

(3) Proxies of portfolio companies will be voted in accordance with any resolutions or other instructions approved by authorized persons of the fund.

b. ERISA Accounts

(1) Responsibilities for voting ERISA accounts include: the duty of loyalty, prudence, compliance with the plan, as well as a duty to avoid prohibited transactions.

(2) From time to time, LACM may engage in active monitoring and communications with the issuer with respect to ERISA accounts, particularly while maintaining a long-term or relatively illiquid investment in the issuer. This may be achieved through a variety of means, including exercising the legal rights of a shareholder.

3. Securities Lending Arrangements: LACM will not vote proxies for securities that participate in a securities lending program and are out on loan.

4. Share blocking: LACM will abstain from voting shares of securities in a country that participates in share blocking because it is disruptive to the management of the portfolio.

E.		Client Direction
LACM recognizes that a client may issue directives regarding how particular proxy issues are to be voted for the client’s portfolio holdings. LACM will require that the contract provides for such direction including instructions as to how those votes will be managed in keeping with the client’s wishes particularly when it is different from the adviser's policies and procedures.

F.	Basis for Formulation
LACM has developed procedures and proxy voting guidelines that outline the general principals and philosophy behind our proxy voting program. Specifically, LACM has contracted to have Glass, Lewis & Co. manage the proxy voting for all of the firm’s accounts. In addition, LACM has adopted a procedures statement and a guideline statement which it has instructed Glass, Lewis & Co. to implement.

LACM may also incorporate information gathered from other sources beyond Glass,
Lewis & Co. These include:

1. Source of Information: The adviser may conduct research internally and/or use the resources of an independent research consultant.

2. Information: The adviser's policies and procedures may be based on the following information: legislative materials, studies of corporate governance and other proxy voting issues, and/or analyses of shareholder and management proposals by a certain sector of companies, e.g. Fortune 500 companies.

G.	Shareholder Activism
The firm does not actively engage in shareholder activism, such as dialogue with management with respect to pending proxy voting issues.

H.	Availability of Policies and Procedures
LACM will provide all clients with a copy of the policies and procedures upon request, however, please note they may be updated periodically.

I.	Disclosure of Vote
Clients may request at any time a copy of our voting records for their account by simply making a formal request to LACM.

1. Clients: LACM will make this information available to an advisory client upon its request within a reasonable time period and in a manner appropriate to the nature of the advisory business. For further information, please contact Carin Madden of
LACM at 310-479-9878 or operations@lacapm.com.

2. Third Parties: LACM has a general policy of not disclosing to third parties how it (or its voting delegate) voted a client's proxy.

III. RESPONSIBILITY AND OVERSIGHT

A.	Designated Individual or Committee
LACM has designated the Director of Operations the responsibility for administering the proxy voting process, and the Chief Compliance Officer the responsibility for its oversight. In addition a Proxy Committee formally approves and reviews all proxy guidelines, votes independent proxies on a case by case basis, and meets to discuss any material issues regarding the proxy voting process.

B.	Duties of the Director of Operations, Chief Compliance Officer and/or the Proxy
Committee.

	1.	Develop, authorize, implement and update the policies and procedures;

	2.	Oversee the proxy voting process;

	3.	Monitor legislative and corporate governance developments and coordinate any corporate or other communication related to proxy issues;

	4.	Engage and oversee the third-party vendor, Glass, Lewis & Co., to review, monitor, and/or vote proxies;

	5.	The committee will meet as necessary to fulfill its responsibilities.

IV. PROCEDURES

A.	Client Direction
LACM’s responsibility for voting proxies is determined generally by the obligations set forth under each advisory contract.

	1.	ERISA Accounts: Voting ERISA client proxies is a fiduciary act of plan asset management that must be performed by the adviser, unless the voting right is retained by a named fiduciary of the plan. (DOL Bulletin 94-2)

	2.	Change in Client Direction: LACM, while accepting direction from clients on specific proxy issues for their own account, reserves the right to maintain its standard position on all other client accounts.

B.	Process of Voting Proxies

	1.	Obtain Proxy: Registered owners of record, e.g. the trustee or custodian bank, that receive proxy materials from the issuer or its information agent, or an ERISA plan are instructed to sign the proxy in blank and forward it directly to Glass,
Lewis & Co., the voting delegate.

	2.	Match: Each proxy received is matched to the securities to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies within a reasonable time.

	3.	Categorize: Each proxy is reviewed and categorized according to issues and the proposing parties.

	4.	Conflicts of Interest: If the proxy committee identifies a potential conflict of interest between LACM and one of its clients, we will notify the client. Upon notifying the client of the conflict and unless the client issues a specific directive to LACM on how to vote, LACM will vote in accordance with a pre-determined policy based on the recommendations of Glass, Lewis & Co. If the client issues a directive that clearly creates a conflict of interest for LACM, the client will be given two options. One option will be to vote its own proxy on that issue and the other will be to turn the decision over to another independent third party to vote.

	5.		Vote: Glass, Lewis & Co. then votes the proxy in accordance with the firm's policies and procedures and returns the voted proxy to the issuer or its information agent.

	6.		Review: Glass, Lewis & Co. has the responsibility to ensure that materials are received by LACM in a timely manner. In addition they monitor and reconcile on a regular basis the proxies received against holdings on the record date of client accounts over which we have voting authority. This ensures that all shares held on the record date, and for which a voting obligation exists, are voted.

C.	Voting Delegate
LACM has engaged Glass, Lewis & Co. as a service provider to assist with administrative functions.

	1.		Documentation: LACM will document its decision to delegate its voting authority to a third party. Glass, Lewis & Co. will notify LACM of any material changes to its conflict procedures.

	2.		Final Authority: Despite the relationship with Glass, Lewis & Co., LACM retains final authority and fiduciary responsibility for proxy voting.

	3.		Consistency: LACM has verified that Glass, Lewis & Co.'s procedures are consistent with LACM's policies and procedures.

	4.		Reports: Glass, Lewis & Co. uses an online system where LACM has access to all proxy ballots and votes, therefore, we are able to generate any report, as needed, at any time.

D.	Recordkeeping

	1.		Section 204: Glass, Lewis & Co. maintains all records of proxies voted pursuant to Section 204-2 of the Advisers Act.

	2.		Contents

		a.	As required by Rule 204-2(c): (1) a copy of its policies and procedures; (2)
proxy statements received regarding client securities (maintained at Glass,
Lewis & Co. who will provide a copy promptly upon request); (3) a record of each vote cast (maintained at Glass, Lewis & Co. who will provide a copy promptly upon request); (4) a copy of any document created by LACM that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written client request for proxy voting records and LACM’s written response to any
(written or oral) client request for such records.

		b.	For ERISA accounts, LACM is required to maintain accurate proxy voting records (both procedures and actions taken in individual situations) to enable the named fiduciary to determine whether LACM is fulfilling its obligations.
(DOL Bulletin 942) Retention may include:

(1) issuer name and meeting;

(2) issues voted on and record of the vote;

(3) number of shares eligible to be voted on the record date; and

(4) numbers of shares voted.

3.	Duration: Proxy voting books and records will be maintained at Glass, Lewis &
Co., who will provide copies of those records promptly upon request, for a period of five years.

4 November 2010

THE BANK OF NEW YORK MELLON CORPORATION

PROXY VOTING POLICY

1.	Scope of Policy - This Proxy Voting Policy has been adopted by certain of the investment advisory subsidiaries of The Bank of New York Mellon Corporation (“BNY Mellon”), the
investment companies advised by such subsidiaries (the “Funds”), and certain of the banking subsidiaries of BNY Mellon (BNY Mellon’s participating investment advisory and banking subsidiaries are hereinafter referred to individually as a “Subsidiary” and collectively as the
“Subsidiaries”).

2.	Fiduciary Duty - We recognize that an investment adviser is a fiduciary that owes its clients a duty of utmost good faith and full and fair disclosure of all material facts. We further recognize that the right to vote proxies is an asset, just as the economic investment represented by the shares is an asset. An investment adviser's duty of loyalty precludes the adviser from subrogating its clients' interests to its own. Accordingly, in voting proxies, we will seek to act solely in the best financial and economic interests of our clients, including the Funds and their shareholders, and for the exclusive benefit of pension and other employee benefit plan participants. With regard to voting proxies of foreign companies, a Subsidiary weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.

3.	Long-Term Perspective - We recognize that management of a publicly-held company may need protection from the market’s frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services.

4.	Limited Role of Shareholders - We believe that a shareholder’s role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its managers and voting on matters which properly come to a shareholder vote. We will carefully review proposals that would limit shareholder control or could affect shareholder values.

5.	Anti-takeover Proposals - We generally will oppose proposals that seem designed to insulate management unnecessarily from the wishes of a majority of the shareholders and that would lead to a determination of a company’s future by a minority of its shareholders. We will generally support proposals that seem to have as their primary purpose providing management with temporary or short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve identified long-term goals to the extent such proposals are discrete and not bundled with other proposals.

6.	“Social” Issues - On questions of social responsibility where economic performance does not appear to be an issue, we will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. We will pay particular attention to repeat issues where management has failed in the intervening period to take actions previously committed to.

With respect to clients having investment policies that require proxies to be cast in a certain manner on particular social responsibility issues, proposals relating to such issues will be evaluated and voted separately by the client’s portfolio manager in accordance with such policies, rather than pursuant to the procedures set forth in section 7.

7.	Proxy Voting Process - Every voting proposal is reviewed, categorized and analyzed in accordance with our written guidelines in effect from time to time. Our guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the BNY Mellon Proxy Policy Committee (the “Committee”), if the
applicable guidelines so require. Proposals for which a guideline has not yet been established, for example, new proposals arising from emerging economic or regulatory issues, will be referred to the Committee for discussion and vote. Additionally, the Committee may elect to review any proposal where it has identified a particular issue for special scrutiny in light of new information.
The Committee will also consider specific interests and issues raised by a Subsidiary to the
Committee, which interests and issues may require that a vote for an account managed by a
Subsidiary be cast differently from the collective vote in order to act in the best interests of such account's beneficial owners.

8.	Material Conflicts of Interest - We recognize our duty to vote proxies in the best interests of our clients. We seek to avoid material conflicts of interest through the establishment of our
Committee structure, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, we engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and Fund securities, and may engage an independent fiduciary to vote proxies of other issuers in our discretion.

9.	Securities Lending - We seek to balance the economic benefits of engaging in lending securities against the inability to vote on proxy proposals to determine whether to recall shares, unless a plan fiduciary retains the right to direct us to recall shares.

10. Recordkeeping - We will keep, or cause our agents to keep, the records for each voting proposal required by law.

11. Disclosure - We will furnish a copy of this Proxy Voting Policy and any related procedures, or a description thereof, to investment advisory clients as required by law. In addition, we will furnish a copy of this Proxy Voting Policy, any related procedures, and our voting guidelines to investment advisory clients upon request. The Funds shall disclose their proxy voting policies and procedures and their proxy votes as required by law. We recognize that the applicable trust or account document, the applicable client agreement, the Employee Retirement Income Security
Act of 1974 (ERISA) and certain laws may require disclosure of other information relating to proxy voting in certain circumstances. This information will only be disclosed to those who have an interest in the account for which shares are voted, and after the shareholder meeting has concluded.

12. Charter – We maintain a Charter which lists the Committee’s responsibilities and duties, membership, voting and non-voting members, quorum, meeting schedule and oversight mapping to the BNY Mellon Fiduciary Risk Management Committee.

Appendix A Policy Revision History

Revision	Description		Final	Final
Date	of	Policy Owner	Approval	Approval
	Revision		Date	By
10/24/08	Annual Review	BNYM Proxy	10/24/08	BNYM Proxy
	No Revisions	Policy Committee		Policy Committee
09/30/09	Annual Review	BNYM Proxy	10/29/09	BNYM Proxy
	Revisions made to conform	Policy Committee		Policy Committee
to updated Proxy Voting
Procedures
Reformat Corp Template
10/14/10	Annual Review	BNYM Proxy	11/4/10	BNYM Proxy
	Section 12 added.	Policy Committee		Policy Committee

24. PROXY VOTING

In a release from the Department of Labor (Interpretive Bulletin #94-2, July 28, 1994),
investment advisers (“investment managers” as defined under ERISA) were provided further guidance regarding their responsibilities under ERISA, including proxy voting, compliance with written statement of investment policy, and active monitoring of corporate management by plan fiduciaries.

The bulletin discusses:
• When the authority to manage plan assets is delegated to an investment adviser, then only that investment adviser has authority to vote proxies, except when the named fiduciary has reserved to itself or to another named fiduciary (as authorized by the plan document) the right to direct a plan trustee regarding the voting of proxies;
• Investment managers, as plan fiduciaries, have a responsibility to vote proxies on foreign issues that may affect the value of the shares in the plan’s portfolio;
• An investment manager is required to comply with the statements of investment policy, unless compliance with the guidelines in a given instance would be imprudent, and therefore failure to follow the guidelines would not violate ERISA. ERISA does not shield the investment manager from liability from imprudent actions taken in compliance with a statement of investment policy;
• Several other areas including pooled accounts with multiple investment policies;
• The named fiduciary’s responsibilities in monitoring the investment manager activity and shareholder activism.

Additionally, the Department of Labor has indicated that an investment adviser with a duty to vote proxies has an obligation to take reasonable steps under the circumstances to ensure that it receives the proxies. Failure of the adviser to take any action to reconcile proxies would cause the manager to fail to satisfy ERISA’s fiduciary responsibility provisions. It is believed that appropriate steps would include informing the plan sponsor and its trustees, bank custodian or broker-dealer custodian, of the requirement that all proxies be forwarded to the adviser and making periodic reviews during the proxy season, including follow-up letters and phone calls if necessary.

When voting proxies, M&C must consider proxies as a plan asset and vote only in the best economic interests of the plan participants, vote consistently among clients, and avoid specific client voting instructions about voting proxies, e.g., social voting is not appropriate.

Having voted the proxies, the Department of Labor has also indicated that the adviser must properly document its voting by keeping adequate records and that the named fiduciary has a duty to monitor the proxy voting process of the adviser. M&C is prepared to issue proxy-voting reports to clients, upon request. Records will reflect a verification of each proxy to each share to each account. Records will be maintained in such a manner that it is easy to backtrack.

Records are maintained electronically.

Records of “solicitation” activities by issuers (or others) will be maintained.

SEC Rule 206(4)-6
In January 2003, the SEC adopted a new Rule 206(4)-6 and rule amendments under the
Advisers Act (SEC Release No. IA-2106, 1/31/2003) that require SEC registered investment advisers who have proxy voting authority for clients to: 1) adopt and implement written policies and procedures to ensure proxies are voted in the best interests of clients; 2) disclose to clients information about the firm’s proxy policies and procedures; 3) provide information to clients about how their proxies were voted; and 4) retain certain records related to proxy voting practices. These rules became effective on March 10, 2003 and had to be implemented by advisers by August 6, 2003 (compliance date).

In a companion release (SEC Release No. IC-25922, 1/31/2003), the SEC also adopted rule and form amendments under the Securities Acts and 1940 Act that require registered investment companies to: 1) disclose proxy policies and procedures about voting proxies for portfolio securities; 2) file with the SEC and make the mutual fund’s record of proxy voting for portfolio securities available to shareholders, and 3) disclose how shareholders may obtain proxy voting information. The rules which became effective on April 14, 2003 required investment companies to file certain reports for the twelve month period from July
1, 2003 – June 30, 2004 by August 31, 2004 and certain reports after July 1, 2003 to disclose certain proxy information.

M&C, as a matter of good business practice, has developed and implemented a written statement of proxy voting practices, and M&C has complied with the adoption of the SEC rules and requirements.

M&C’s Internal Controls Policy was updated to monitor the SEC Proxy Voting Rules, and a disclosure letter was mailed to all clients where M&C voted proxies with the June 30, 2003 client appraisals. This was in compliance with the SEC Rule to provide a disclosure to clients that M&C had a proxy voting policy, that would provide a client with a copy of the policy, and that it would provide a record of how M&C voted the clients’ proxies, upon request.

M&C’s standard investment management agreement and Form ADV Part II were revised to include the appropriate disclosure as required by the SEC.

Proxy Voting Policies
If directed by Client, decisions on voting of proxies will be made by M&C in accordance with its guidelines (as amended from time to time). If M&C is authorized to make decisions on voting of proxies, it will have no obligation to furnish Client any proxies, notices of shareholder’s meetings, annual reports, or other literature customarily mailed to shareholders.

Proxy Voting Guidelines are reviewed annually and approved by the IPG. All proxy proposals will be reviewed by an investment professional to determine if shareholder interest warrants any deviation from these guidelines or if a proposal addresses an issue not covered in the guidelines.

See ERISA MATTERS section for more detail.

For additional information, refer to the AVON Letter (released February 23, 1988)
and the MONKS Letter which relates to clarification of fiduciary requirements for proxy voting (released January 23, 1990).

See M&C’s Internal Controls Policy for procedures established to monitor the requirements outlined above.

Neuberger Berman Fixed Income LLC
Proxy Policy & Procedures

Because Neuberger Berman Fixed Income LLC (“NBFI”) primarily trades fixed income securities for its clients, which securities generally do not have proxy voting rights, proxy voting on behalf of NBFI clients will be limited. In the event that proxy voting does attach to securities held by NBFI clients, the following policies and procedures will be followed:

Policy

Where an investment adviser has the authority to vote proxies for shares held in a client’s account, it has a fiduciary duty to vote proxies in the best interests of its clients. NBFI is aware and compliant with Rule 206(4)-6 of the Investment Advisers Act of 1940 (the “Advisers Act”)
regarding proxy voting and disclosure and Rule 204-2 of the Advisers Act pertaining to retaining certain books and records. If NBFI is given authority by a client to vote proxies, NBFI shall vote proxies prudently and in the best interests of its clients. With respect to corporate governance proposals, NBFI shall vote in a manner that promotes clear responsibility of management and boards to the long run interests of shareholders.

Upon a client’s request, NBFI will disclose this proxy voting policy and procedures and how such client’s proxies were voted. Clients can send their requests via e-mail to opstrade@nb.com.

Procedures

Ann Benjamin, Managing Director of NBFI, Andy Johnson, Director and Managing Director of
NBFI, or their respective designees, are responsible for NBFI’s proxy votes and guidelines. The
Security Control unit within the Operations Department has administrative responsibility.

Guidelines have been established to apply to the most frequently appearing proxy proposals.
Proxy proposals for shares in closed-end funds are excepted from the guidelines, and voting decisions relating to such proposals will be determined on a case-by-case basis. Where specific guidelines don’t apply, the general principles of this Proxy Voting Policy are used. Specific fact situations might warrant departure from the guidelines. Proxies are voted after review of relevant materials (annual report, SEC filings such as Form10Ks, and votes registered from the prior year) in accordance with these guidelines. The voting rights of securities that are on loan are determined at the time of the signing of the loan agreement between NBFI’s client and its custodian bank; generally NBFI is not provided the right to vote proxies of securities on loan.

Administratively, NBFI utilizes paper ballots. Paper ballots are received via the United States
Postal System and holdings for all clients as of record date are obtained from the accounting system (Portia). The ballots’ shares and NBFI’s records of clients’ holdings are verified. If there are discrepancies between the ballot shares and NBFI’s records, the custodian is contacted for resolution. Proxies are voted by choosing the appropriate vote selection and the signing of the paper ballots. The signed proxies are mailed in the provided pre-addressed envelope.

In rare instances where ballot shares have not been received from all custodians within two weeks of the meeting date, NBFI contacts the custodian. The custodian will follow up with a faxed copy of the paper ballot. If a copy of the ballot is faxed, NBFI returns (via fax or by mail)
the proxy with voting instructions to the custodian.

After all proxies are voted, the Operations Department of NBFI keeps a copy of the signed ballot as record of the security, meeting date, proposals, and how NBFI voted for each client. Records are maintained in the Operations Department of NBFI office for five years; after that time the records can be moved to an off-site facility.

The guidelines are designed to eliminate the influence of any conflicts of interest on NBFI’s proxy voting decisions. Although NBFI does not foresee any material conflicts of interest arising, in the event a material conflict of interest does arise, the facts and circumstances of the conflict would be discussed with Lori Loftus, the Chief Compliance Officer, prior to voting. Lori
Loftus, Ann Benjamin and/or Andy Johnson will decide if the conflict can be resolved or avoided by applying the guidelines. If the conflict cannot be resolved or avoided by applying the guidelines, NBFI may rely on the advice of an independent third party to determine how to vote the proxy.

For NBFI clients who participate in separately managed account/wrap fee investment advisory programs (“wrap programs”), NBFI has delegated proxy voting to the Neuberger Berman LLC
Proxy Committee (the “Neuberger Proxy Committee”). Neuberger's Proxy Committee is
responsible for developing, authorizing, implementing and updating written proxy voting policies and procedures (the “NB Proxy Voting Policy”) for Neuberger Berman LLC clients as well as NBFI clients in wrap programs. The Neuberger Proxy Committee oversees the proxy voting process and engages and oversees any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the NB Proxy Voting Policy in a timely and consistent manner, the Committee utilizes Glass Lewis & Co. (“Glass Lewis”) to vote proxies in accordance with the NB Proxy Voting Policy. NBFI retains fiduciary responsibility for proxy voting for the wrap programs.

Adopted:	01/31/2003
Revised:	06/30/2003
Revised:	07/23/2003
Revised:	09/17/2004
Revised:	09/13/2005
Revised:	02/26/2007
Reviewed:	03/14/2008
Revised:	02/25/2009
Revised:	03/30/2009
Revised:	05/05/2009 (firm name change only)
Revised:	07/13/2009

May 2010

These proxy voting policies and procedures (“Policies and Procedures”) are intended to foster PIMCO compliance with its fiduciary obligations and applicable law. These Policies and Procedures apply to any voting or consent rights with respect to securities held in accounts over which PIMCO has discretionary voting authority.[1]

PIMCO will vote proxies in accordance with these Policies and Procedures for each of its clients unless expressly directed by a client in writing to refrain from voting that client’s proxies. PIMCO’s authority to vote proxies on behalf of its clients results from its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client’s assets.

A. General Statements of Policy

These Policies and Procedures are designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients. As a general matter, when
PIMCO has proxy voting authority, PIMCO has a fiduciary obligation to monitor corporate events and to vote all client proxies that come to its attention. If it is consistent with PIMCO’s contractual obligations to the client, however, PIMCO may determine not to vote a proxy if it believes that: (1) the effect on the client’s economic interests or the value of the portfolio holding is insignificant in relation to the client’s account; (2) the cost of voting the proxy outweighs the possible benefit to the client, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio manager (“PM”) to effect trades in the related security; or (3) the Legal and Compliance Department has determined that it is consistent with
PIMCO’s fiduciary obligations not to vote.

B. Conflicts of Interest

1. Identification of Material Conflicts of Interest

a)	In General. PIMCO has a fiduciary obligation to vote all client proxies in good faith and in the best interests of the client. Conflicts of interest, however, may, or may appear to, interfere with PIMCO’s ability to vote proxies in accordance with this fiduciary standard. Actual or potential conflicts of interest when PIMCO votes client proxies could arise in many ways, such as (i) if PIMCO has a material business relationship with the issuer to which the proxy relates; (ii) if a PM responsible for voting proxies has a material personal or business relationship with the issuer; (iii) if PIMCO clients have divergent interests in the proxy vote;
and (iv) if the PM voting a proxy becomes aware of a material business relationship between the issuer and a PIMCO affiliate before voting.

PIMCO seeks to prevent conflicts of interest from interfering with its voting of client proxies by identifying such conflicts and resolving them as described in these Policies and Procedures.

b)	Equity Securities.[2] PIMCO has retained an Industry Service Provider (“ISP”) to provide recommendations on how to vote proxies with respect to Equity Securities. PIMCO will follow the recommendations of the ISP unless (i) the ISP is unable to vote a proxy (such as if the
ISP has a disabling conflict of interest), or (ii) a PM decides to override the ISP’s voting recommendation. In either such case as described below, the Legal and Compliance
Department will review the proxy to determine whether a material conflict of interest, or the appearance of one, exists. Each PM has a duty to disclose to the Legal and Compliance
Department, any potential actual or apparent material conflict of interest known to the PM relating to a proxy vote in relation to an equity security (whether the proxy will be voted by the
ISP or PIMCO). If no material actual or apparent conflict of interest is identified by, or disclosed to, the Legal and Compliance Department, the proxy may be voted by the responsible PM in good faith and in the best interests of the client.

[1] Voting or consent rights shall not include matters which are primarily decisions to buy or sell investments, such as tender offers, exchange offers, conversions, put options, redemptions, and dutch auctions.
[2] The term “equity securities” means common and preferred stock; it does not include debt securities convertible into equity securities.

If an actual or apparent material conflict of interest is identified by, or disclosed to, the Legal and Compliance Department, it will be resolved either by applying: (i) the policies and procedures set forth herein; (ii) a protocol previously established by a conflicts committee
(“Conflicts Committee”); (iii) a direct decision of the Conflicts Committee; or (iv) such other procedure(s) approved by the Legal and Compliance Department. See Section B.2 below.

c)	All Other Securities. Client proxies for all other securities (including fixed income securities)
are reviewed by the Legal and Compliance Department to determine whether a material conflict of interest, or the appearance of one, exists. Each PM has a duty to disclose to the
Legal and Compliance Department any potential, actual or apparent material conflict of interest known to the PM relating to a proxy vote in relation to a fixed income security.

If no actual or apparent material conflict of interest is identified by, or disclosed to, the Legal and Compliance Department, the proxy may be voted by the responsible PM in good faith and in the best interests of the client. In certain cases, a proxy relating to a bank loan may contain material non-public information, in which case, pursuant to PIMCO’s policies and procedures regarding the use of such information, the proxy may be voted by someone other than the applicable PM.

If an actual or apparent material conflict is identified by, or disclosed to, the Legal and
Compliance Department, it will be resolved either by applying: (i) the policies and procedures set forth herein; (ii) a protocol previously established by the Conflicts
Committee; (iii) a direct decision of the Conflicts Committee; or (iv) such other procedure(s)
approved by the Legal and Compliance Department. See Section B.2 below.

2. Resolution of Identified Conflicts of Interest

a)	Equity Securities Voted by ISP. The ISP, an independent research and voting service, makes voting recommendations for proxies relating to equity securities in accordance with
ISP’s guidelines which have been adopted by PIMCO (“RM Guidelines”). PIMCO has determined to follow the RM Guidelines. By following the guidelines of an independent third party, PIMCO intends to eliminate any conflict of interest PIMCO may have with respect to proxies covered by the ISP.

b)	All Securities Not Covered by the ISP. The following applies to (i) votes and consents with respect to fixed income securities, (ii) proxies received in relation to equity securities for which the ISP is unable to provide recommendations on how to vote, and (iii) proxies for which, as described below, a PM determines to override the ISP’s voting recommendation.
In each case, such proxies will be reviewed by the Legal and Compliance Department and if a material conflict of interest (or the appearance of one) is identified by, or disclosed to, the Legal and Compliance Department, such conflict will be resolved either by: (i) applying the policies and procedures set forth herein; (ii) applying a protocol previously established by the Conflicts Committee; (iii) if no such protocol covers the conflict at hand, elevation to the Conflicts Committee for direct resolution by it; or (iv) applying such other procedure(s)
approved by the Legal and Compliance Department. The Legal and Compliance
Department will record the manner in which each such conflict is resolved (including, in the case of direct resolution by the Conflicts Committee, the procedure applied by the Conflicts
Committee).

1) Conflicting Client Interests. Where the conflict at issue has arisen because PIMCO clients have divergent interests, the applicable PM or another PM may vote the proxy as follows:

• If the conflict exists between the accounts of one or more PMs on the one hand, and accounts of one or more different PMs on the other, each PM (if the conflict does not also exist among the PM’s accounts) will vote on behalf of his or her accounts in such accounts’ best interests.

• If the conflict exists among the accounts of a PM, such PM shall notify the Legal and Compliance Department and the head of the PM’s desk (or such PM’s manager, if different). The desk head or manager of such PM will then designate another PM without a conflict to vote on behalf of those accounts.

2) Direct Resolution by the Conflicts Committee. When a conflict is brought to the
Conflicts Committee for direct resolution, the Conflicts Committee will seek to mitigate the actual or apparent conflict in the best interest of clients by, for example:

• permitting the applicable PM to vote after receiving the consent of the client after providing notice and disclosure of the conflict to that client; or

• voting the proxy in accordance with the recommendation of, or delegating the vote to, an independent third-party service provider; or

• having the client direct the vote (and, if deemed appropriate by the Conflicts
Committee, suggesting that the client engage another party to assist the client in determining how the proxy should be voted).

In considering the manner in which to mitigate a material conflict of interest, the Conflicts
Committee may consider various factors, including:

• The extent and nature of the actual or apparent conflict of interest;

• If the client is a fund, whether it has an independent body (such as a board of directors) that is willing to give direction to PIMCO;

• The nature of the relationship of the issuer with PIMCO (if any);

• Whether there has been any attempt to directly or indirectly influence PIMCO’s voting decision; and

• Whether the direction of the proposed vote would appear to benefit PIMCO, a related party or another PIMCO client.

3) The Conflicts Committee Protocol. To permit the more efficient resolution of conflicts of interest, the Conflicts Committee may establish a protocol (the “Conflicts Committee
Protocol”) that directs the methods of resolution for specific types of conflicts, provided that such methods comply with Section B.2. Once a protocol has been established for a certain type of conflict, unless otherwise approved in writing by the Legal and
Compliance Department, all conflicts of that type will be resolved pursuant to the protocol, subject to the Conflict Committee’s ability to rescind or amend such protocol.

c)	Investments by Clients in Affiliated Funds. Conflicts of interest with respect to the voting of proxies may also arise when PIMCO-managed separate accounts, funds or other collective investment vehicles are shareholders of PIMCO-affiliated funds that are the subject of proxies. PIMCO will vote client proxies relating to a PIMCO-affiliated fund in accordance with the offering or other disclosure documents for the PIMCO-managed separate account, fund or other investment vehicle holding shares of the PIMCO-affiliated fund. Where such documents are silent on the issue, PIMCO will vote client proxies relating to a PIMCO-
affiliated fund by “echoing” or “mirroring” the vote of the other shareholders in the underlying funds or by applying the conflicts resolution procedures set forth in Section B.2.

d)	Information Barriers. To reduce the occurrence of actual or apparent conflicts of interest,
PIMCO and PIMCO’s agents are prohibited from disclosing information regarding PIMCO’s voting intentions to any affiliate other than PIMCO-named affiliates.

C. Proxy Voting Process

PIMCO’s process for voting proxies with respect to equity and other securities is described below.

1. Proxy Voting Process: Equity Securities

a)		The Role of the ISP.

PIMCO has selected the ISP to assist it in researching and voting proxies. The ISP researches the financial implications of proxy proposals and assists institutional investors with casting votes in a manner intended to protect and enhance shareholder returns, consistent with the particular guidelines of the institutional investor. PIMCO utilizes the research and analytical services, operational implementation and recordkeeping and reporting services provided by the ISP with respect to proxies relating to equity securities.

The ISP will provide a recommendation to PIMCO as to how to vote on each proposal based on its research of the individual facts and circumstances of each proposal and its application to the RM Guidelines. Except for newly established accounts that have not yet migrated to the ISP’s systems, the ISP will cast votes as PIMCO’s agent on behalf of clients in accordance with its recommendations unless instructed otherwise by PIMCO.
PIMCO permits the ISP to vote in accordance with its recommendation, subject to any override of such recommendation by the PM. For accounts not yet migrated to the ISP’s system, PIMCO Operations will manually cast votes in accordance with the ISP’s recommendations, subject to any override of such recommendations by the PM.

b)		Overrides of ISP’s Recommendations.

	1)	Portfolio Manager Review. Each PM is responsible for reviewing proxies relating to equity securities and determining whether to accept or reject the recommendation of the ISP, in accordance with the best interests of the client. If a PM determines that overriding the recommendation of the ISP would be in the best interests of the client based on all the facts and circumstances, the PM, with the assistance of the
Operations Group, as appropriate, must prepare or arrange for the preparation of a report (the “Override Report”) containing the information set forth below and any other information the PM and the Legal and Compliance Department deem relevant:

• Name and ticker symbol of issuer;

• Percentage of the outstanding shares of the issuer held;

• The name(s) of the fund(s) or account(s) holding the securities;

• A summary of the proposal;

• The date of the shareholder meeting and the response deadline;

• Whether the proposal is being made by management or a shareholder;

• Management’s recommendation with respect to the proposal;

• The ISP recommendation with respect to the proposal;

• The reasoning behind the PM’s decision to recommend the override;

• Whether the PM is aware of any actual or apparent conflict of interest with respect to the issuer or proponent of the proposal (see Section B above). The
PM should explain any such actual or apparent conflicts; and

• Whether the PM has been contacted by an outside party regarding the vote.

	2)	Compliance Review. The Legal and Compliance Department will review the Override
Report to determine whether an actual or apparent conflict of interest exists with respect to the vote. If the Legal and Compliance Department determines that no such conflict of interest exists, the PM’s recommendation will be implemented. If the
Legal and Compliance Department determines that such a conflict of interest exists, the conflict will be resolved in accordance with the policies described above in
Section B.2 of these Policies and Procedures. In no event will PIMCO abstain from a vote solely to avoid a conflict of interest.

	3)	Override. If the result of this process is a decision to vote differently than proposed by the ISP, the PM, with the assistance of the Operations Group will inform the ISP of the voting decision for implementation by the ISP.

c)		When the ISP Does Not Provide a Recommendation.

In certain circumstances, the ISP, as a result of technical or other difficulties, may be unable to provide a recommendation with respect to a client proxy. Where the ISP is unable to provide a recommendation for an equity security proxy, PIMCO shall vote such proxy in accordance with Section C.2.

2. Proxy Voting Process: All Other Securities (including equity securities not voted by the ISP)

The ISP covers the majority of equity securities. In certain circumstances, such as when an equity security issuer does not have a contractual relationship with the ISP, an equity proxy will not be covered by the ISP. Equity proxies not covered by the ISP and proxies in respect of securities other than equity securities (collectively “OS Proxies”) may be received by PIMCO Operations, the PM or by State Street
Investment Management Solutions (“IMS West”). Upon receipt of any proxy voting ballots, all OS Proxies should be forwarded to PIMCO Operations, which coordinates with the Legal and Compliance
Department, and the PM(s) as appropriate, to vote such OS Proxies manually in accordance with the procedures set forth below.

a)		Identify and Seek to Resolve any Material Conflicts of Interest. As described in Section B.1,
PIMCO’s Legal and Compliance Department will review each OS Proxy to determine whether
PIMCO may have an actual or apparent material conflict of interest in voting. If no such conflict is identified, the Legal and Compliance Department will forward each OS Proxy to
PIMCO’s Middle Office Group, which will coordinate consideration of such proxy by the appropriate PM(s). However, if such a conflict is identified, the Legal and Compliance
Department will, in accordance with Section B.2 above, resolve such conflict pursuant to a
Conflicts Committee Protocol or, if no such protocol is applicable to the conflict at issue, elevate such conflict to the Conflicts Committee for direct resolution.

b)		Vote. (i) Where no material conflict of interest was identified, the PM will review the proxy information, vote the OS Proxy in accordance with these policies and procedures and return the voted OS Proxy to PIMCO Operations; (ii) Where a material conflict of interest was identified, the OS Proxy will be voted in accordance with the conflict resolution procedures in
Section B.2 and the voted OS Proxy will be returned to PIMCO Operations.

c)		Review. PIMCO Operations will review for proper completion each OS Proxy that was submitted to it. PIMCO Operations will forward the voted OS Proxy to the ballot collection agency with the decision as to how it should be voted.

d)		Transmittal to Third Parties. PIMCO Operations will document the decision for each OS
Proxy received in a format designated by the ballot collection agency or other third party service provider. PIMCO Operations will maintain a log of all OS Proxy voting, which indicates, among other things, the date the notice was received and verified, PIMCO’s response, the date and time the custodian bank or other third party service provider was notified, the expiration date and any action taken.

e)		Recordkeeping. PIMCO Operations will forward the ballot and log to IMS West which will be incorporated into the Corporate Action Event Report (CAER).

3. Abstentions

If it is consistent with PIMCO’s contractual obligations to the client, PIMCO may determine not to vote a proxy if it believes that: (1) the effect on the client’s economic interests or the value of the portfolio holding is insignificant in relation to the client’s account; (2) the cost of voting the proxy outweighs the possible benefit to the client, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the PM’s ability to effect trades in the related security; or (3) the Legal and
Compliance Department has determined that it is consistent with PIMCO’s fiduciary obligations not to vote.

4. Proxies Relating to Securities on Loan

Where a security is on loan, PIMCO may, but is not required to, request that the loaned securities be recalled and that the security be blocked from lending prior to the meeting record date in order to vote the proxy. In determining whether to recall a loaned security, the relevant PM(s) shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the security on loan.
The recall decision should be made in the best interests of the client based on a consideration of various factors, which may include the following: (1) whether the matter to be voted on may significantly affect the value of the security; (2) the relative cost and/or administrative inconvenience of recalling the security; (3)
the significance of the holding; and (4) whether the security is considered a long-term holding.

D. U.S. Reporting and Disclosure Requirements and the Availability of Proxy Voting
Records

Except to the extent required by applicable law (including with respect to the filing of any Form N-PX) or otherwise approved by PIMCO, PIMCO will not disclose to third parties how it voted a proxy on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients (e.g., trustees or consultants retained by the client), how PIMCO voted such client’s proxy. In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures: (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO. The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how PIMCO voted that client’s proxies is available upon request.

For each investment company that PIMCO sponsors and manages, PIMCO will ensure that the proxy voting record for the twelve-month period ending June 30 for each registered investment company is properly reported on Form N-PX which is filed with the SEC no later than August 31 of each year. PIMCO will also ensure that each such fund states in its Statement of Additional Information (“SAI”) and its annual and semiannual report to shareholders that information concerning how the fund voted proxies relating to its portfolio securities for the most recent twelve-month period ending June 30, is available through the fund’s website and on the SEC’s website, as required by Form N-1A. PIMCO’s Fund Administration Group is responsible for ensuring that this information is posted on each fund’s website in accordance with the foregoing disclosure. PIMCO will ensure that proper disclosure is made in each fund’s SAI describing the policies and procedures used to determine how to vote proxies relating to such fund’s portfolio securities, also as required by Form N-1A.

E. PIMCO Record Keeping

PIMCO or its agent (e.g., IMS West or the ISP) maintains proxy voting records as required by applicable rules.
The records maintained by PIMCO include: (1) a copy of all proxy voting policies and procedures; (2) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; (3) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral) client request for such records; and (4) any documentation related to an identified material conflict of interest. Additionally, PIMCO or its agent (if the agent has undertaken to provide a copy to PIMCO upon request) maintains: (1) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied in the U.S.
by relying on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and
Retrieval (EDGAR) system); and (2) a record of each vote cast by PIMCO on behalf of a client.

Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.

F. Review and Oversight

PIMCO’s Legal and Compliance Department will provide for the supervision and periodic review, no less than on an annual basis, of PIMCO’s proxy voting activities and the implementation of these Policies and Procedures.
Such review process will include a review of PM overrides of the ISP’s voting recommendations.

Effective Date: August 2003

Revised Dates: May 2007

May 2010

Appendix

The Industry Service Provider for Equity Securities proxy voting is RiskMetrics Group, Inc., One Chase Manhattan
Plaza, 44th Floor, New York, NY 10005.

Proxy Voting and Class Action Monitoring

Background

Rule 206(4)-6 under the Advisers Act requires every investment adviser who exercises voting authority with respect to client securities to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. The procedures must address material conflicts that may arise in connection with proxy voting. The Rule further requires the adviser to provide a concise summary of the adviser’s proxy voting process and offer to provide copies of the complete proxy voting policy and procedures to clients upon request. Lastly, the Rule requires that the adviser disclose to clients how they may obtain information on how the adviser voted their proxies.

Risks

In developing this policy and procedures, the Advisers considered numerous risks associated with their voting of client proxies. This analysis includes risks such as:

• The Advisers do not maintain a written proxy voting policy as required by Rule 206(4)-6.

• Proxies are not voted in Clients’ best interests.

• Proxies are not identified and voted in a timely manner.

• Conflicts between the Advisers’ interests and the Client are not identified; therefore, proxies are not voted appropriately.

• The third-party proxy voting services utilized by the Advisers are not independent.

• Proxy voting records and Client requests to review proxy votes are not maintained.

The Advisers have established the following guidelines as an attempt to mitigate these risks.

Policy

The Advisers believe that proxy voting and the analysis of corporate governance issues, in general, are important elements of the portfolio management services we provide to our advisory clients. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company's shareholder value and (ii) are not influenced by conflicts of interest. These principles reflect the
Advisers’ belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

In addition, as a fiduciary, the Advisers also monitor Clients’ ability to participate in class action events through the regular portfolio management process. Accordingly, the Advisers have adopted the policies and procedures set out below, which are designed to ensure that the Advisers comply with legal, fiduciary, and contractual obligations with respect to proxy voting and class actions.

Proxy Voting Procedures

The Advisers have implemented these procedures with the premise that portfolio management personnel base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance is one such factor, it may not be the primary consideration. As such, the principles and positions reflected in the procedures are designed to guide in the voting of proxies, and not necessarily in making investment decisions.

The Operations Department has assigned a Proxy Voting Coordinator to manage the proxy voting process.
The Investment Accounting Department has delegated the handling of class action activities to a Senior
Investment Accounting Leader.

Institutional Shareholder Services

Based on the Advisers’ investment philosophy and approach to portfolio construction, and given the complexity of the issues that may be raised in connection with proxy votes, the Advisers have retained the services of Institutional Shareholder Services (“ISS”). ISS, a wholly owned subsidiary of RiskMetrics
Group, is an independent company that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers. The services provided to the Advisers include in-depth research, voting recommendations, vote execution, recordkeeping, and reporting.

The Advisers have elected to follow the ISS Standard Proxy Voting Guidelines (the “Guidelines”), which embody the positions and factors that the Advisers’ Portfolio Management Teams (“PM Teams”) generally consider important in casting proxy votes.[11] The Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. In connection with each proxy vote, ISS prepares a written analysis and recommendation (an
“ISS Recommendation”) that reflects ISS’s application of the Guidelines to the particular proxy issues. ISS
Proxy Voting Guidelines Summaries are accessible to all PM Teams on the ISS system. They are also available from the Proxy Voting Coordinator, who has been assigned by the Operations Department to manage the proxy voting process.

Voting Against ISS Recommendations

On any particular proxy vote, Portfolio Managers may decide to diverge from the Guidelines. Where the
Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS’s own evaluation of the factors. As mentioned above, the PM Teams have access to the ISS
Recommendations and may determine that it is in the best interest of Clients to vote differently.

In the event that judgment differs from that of ISS, the Advisers will memorialize the reasons supporting that judgment and retain a copy of those records for the Advisers’ files. In such cases, our procedures require:

1.	The requesting PM Team to set forth the reasons for their decision;
2.	The approval of the lead Portfolio Manager for the requesting PM Team;
3.	Notification to the Proxy Voting Coordinator and other appropriate personnel (including other
PGI/PrinREI Portfolio Managers who may own the particular security);
4.	A determination that the decision is not influenced by any conflict of interest; and
5.	The creation of a written record reflecting the process (See Appendix XXIX).

11 The Advisers have various Portfolio Manager Teams organized by asset classes and investment strategies.

Additionally, the Compliance Department will periodically review the voting of proxies to ensure that all such votes – particularly those diverging from the judgment of ISS – were voted consistent with the
Advisers’ fiduciary duties.

Conflicts of Interest

The Advisers have implemented procedures designed to prevent conflicts of interest from influencing proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy
votes cast by the Advisers in accordance with the Guidelines and ISS Recommendations are generally not viewed as being the product of any conflicts of interest because the Advisers cast such votes pursuant to a pre-determined policy based upon the recommendations of an independent third party.

Our procedures also prohibit the influence of conflicts of interest where a PM Team decides to vote against an ISS Recommendation, as described above. In exceptional circumstances, the approval process may also include consultation with the Advisers’ senior management, the Law Department, Outside Counsel, and/or the Client whose account may be affected by the conflict. The Advisers will maintain a record of the resolution of any proxy voting conflict of interest.

Proxy Voting Instructions and New Accounts

Institutional Accounts

As part of the new account opening process for discretionary institutional Clients, the Advisers’ Client
Services Department is responsible for sending a proxy letter to the Client’s custodian. This letter instructs the custodian to send the Client’s proxy materials to ISS for voting. The custodian must complete the letter and fax it to ISS, with a copy to the Advisers’ Client Services Department and the Proxy Voting Coordinator.
This process is designed to ensure and document that the custodian is aware of its responsibility to send proxies to ISS.

The Client Services Department is responsible for maintaining this proxy instruction letter in the Client’s file and for scanning it into the Advisers’ OnBase system. These steps are part of the Advisers’ Account
Opening Process.

SMA – Wrap Accounts

The Advisers’ SMA Operations Department is responsible for servicing wrap accounts, which includes setting up the accounts for proxy voting with ISS. The SMA Operations Department is responsible for sending a letter to the Client’s custodian, with instructions to send the Client’s proxy materials to ISS for voting. The custodian must complete the letter and fax it to ISS, with a copy to the SMA Operations
Department and the Proxy Voting Coordinator. The SMA Operations Department will coordinate with Citi
(wrap program administrator), the respective wrap program sponsor, and the Compliance Department in ensuring that proxies are voted in accordance with Clients’ instructions.

Fixed Income and Private Investments

Voting decisions with respect to Client investments in fixed income securities and the securities of privately-
held issuers will generally be made by the relevant Portfolio Managers based on their assessment of the particular transactions or other matters at issue.

Client Direction

Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. Upon request, the Advisers can accommodate individual Clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with the Advis-
ers the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf. Such requests should be centralized through the Advisers’ Proxy Voting Coordi-
nator.

Securities Lending

At times, neither the Advisers nor ISS will be allowed to vote proxies on behalf of Clients when those
Clients have adopted a securities lending program. Typically, Clients who have adopted securities lending programs have made a general determination that the lending program provides a greater economic benefit than retaining the ability to vote proxies. Notwithstanding this fact, in the event that a proxy voting matter has the potential to materially enhance the economic value of the Client’s position and that position is lent out, the Advisers will make reasonable efforts to inform the Client that neither the Advisers nor ISS is able to vote the proxy until the lent security is recalled.

Abstaining from Voting Certain Proxies

The Advisers shall at no time ignore or neglect their proxy voting responsibilities. However, there may be times when refraining from voting is in the Client’s best interest, such as when the Advisers’ analysis of a particular proxy issue reveals that the cost of voting the proxy may exceed the expected benefit to the Client.
Such proxies may be voted on a best-efforts basis. These issues may include, but are not limited to:

-	Restrictions for share blocking countries;[12]
-	Casting a vote on a foreign security may require that the adviser engage a translator;
-	Restrictions on foreigners’ ability to exercise votes;
-	Requirements to vote proxies in person;
-	Requirements to provide local agents with power of attorney to facilitate the voting instructions;
-	Untimely notice of shareholder meeting;
-	Restrictions on the sale of securities for a period of time in proximity to the shareholder meeting.

Proxy Solicitation

Employees must promptly inform the Advisers’ Proxy Voting Coordinator of the receipt of any solicitation from any person related to Clients’ proxies. As a matter of practice, the Advisers will not reveal or disclose to any third party how the Advisers may have voted (or intend to vote) on a particular proxy until after such proxies have been counted at a shareholder’s meeting. However, the Proxy Voting Coordinator may disclose that it is the Advisers’ general policy to follow the ISS Guidelines. At no time may any Employee accept any remuneration in the solicitation of proxies.

12	In certain markets where share blocking occurs, shares must be “frozen” for trading purposes at the custodian or sub-custodian in order to vote. During the time that shares are blocked, any pending trades will not settle. Depending on the market, this period can last from one day to three weeks. Any sales that must be executed will settle late and poten-
tially be subject to interest charges or other punitive fees.

Handling of Information Requests Regarding Proxies

Employees may be contacted by various entities that request or provide information related to particular proxy issues. Specifically, investor relations, proxy solicitation, and corporate/financial communications firms (e.g., Thomson Financial, Richard Davies, DF King, Georgeson Shareholder) may contact the Advisers to ask questions regarding total holdings of a particular stock across advisory Clients, or how the Advisers intends to vote on a particular proxy. In addition, issuers may call (or hire third parties to call) with inten-
tions to influence the Advisers’ votes (i.e., to vote against ISS).

Employees that receive information requests related to proxy votes should forward such communications
(e.g., calls, e-mails, etc.) to the Advisers’ Proxy Voting Coordinator. The Proxy Voting Coordinator will take steps to verify the identity of the caller and his/her firm prior to exchanging any information. In addition, the Proxy Voting Coordinator may consult with the appropriate Portfolio Manager(s) and/or the
CCO or CCO NA with respect to the type of information that can be disclosed. Certain information may have to be provided pursuant to foreign legal requirements (e.g., Section 793 of the UK Companies Act).

External Managers

Where Client assets are placed with managers outside of the Advisers, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies. The Advisers may, however, retain such responsibilities where deemed appropriate.

Proxy Voting Errors

In the event that any Employee becomes aware of an error related to proxy voting, he/she must promptly report that matter to the Advisers’ Proxy Voting Coordinator. The Proxy Voting Coordinator will take immediate steps to determine whether the impact of the error is material and to address the matter. The
Proxy Voting Coordinator, with the assistance of the CCO or CCO NA, will generally prepare a memo describing the analysis and the resolution of the matter. Supporting documentation (e.g., correspondence with ISS, Client, Portfolio Managers/ analysts, etc.) will be maintained by the Compliance Department.
Depending on the severity of the issue, the Law Department, Outside Counsel, and/or affected Clients may be contacted. However, the Advisers may opt to refrain from notifying non-material de minimis errors to
Clients.

Recordkeeping

The Advisers must maintain the documentation described in the following section for a period of not less than five (5) years, the first two (2) years at the principal place of business. The Compliance Department, in coordination with ISS, is responsible for the following procedures and for ensuring that the required documentation is retained.

Client request to review proxy votes:

• Any request, whether written (including e-mail) or oral, received by any Employee of the Advisers, must be promptly reported to the Proxy Voting Coordinator. All written requests must be retained in the Client’s permanent file.

• The Proxy Voting Coordinator will record the identity of the Client, the date of the request, and the disposition (e.g., provided a written or oral response to Client’s request, referred to third party, not a proxy voting client, other dispositions, etc.) in a suitable place.

• The Proxy Voting Coordinator will furnish the information requested to the Client within a reasonable time period (generally within 10 business days). The Advisers will maintain a copy of the written record provided in response to Client’s written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the Client’s written request, if applicable and maintained in the permanent file.

• Clients are permitted to request the proxy voting record for the 5 year period prior to their request.

Proxy statements received regarding client securities:

• Upon inadvertent receipt of a proxy, the Advisers will generally forward to ISS for voting, unless the client has instructed otherwise.

Note: The Advisers are permitted to rely on proxy statements filed on the SEC’s EDGAR system instead of keeping their own copies.

Proxy voting records:

• The Advisers’ proxy voting record is maintained by ISS. The Advisers’ Proxy Voting Coordinator, with the assistance of the Client Services and SMA Operations Departments, will periodically ensure that ISS has complete, accurate, and current records of Clients who have instructed the Advisers to vote proxies on their behalf.

• The Advisers will maintain documentation to support the decision to vote against the ISS recommendation.

• The Advisers will maintain documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for the decision.

Procedures for Class Actions

In general, it is the Advisers’ policy not to file class actions on behalf of Clients. The Advisers specifically will not act on behalf of former Clients who may have owned the affected security but subsequently termi-
nated their relationship with the Advisers. The Advisers will only file class actions on behalf of Clients if that responsibility is specifically stated in the advisory contract. The process of filing class actions is carried out by the Investment Accounting Department. In the event the Advisers opt out of a class action settlement, the Advisers will maintain documentation of any cost/benefit analysis to support that decision. This policy is disclosed to clients on Schedule F of Form ADV Part II.

The Advisers are mindful that they have a duty to avoid and detect conflicts of interest that may arise in the class action process. Where actual, potential or apparent conflicts are identified regarding any material mat-

ter, the Advisers will manage the conflict by seeking instruction from the Law Department and/or outside counsel. It is the Advisers’ general policy not to act as lead plaintiff in class actions.

Disclosure

The Advisers will ensure that Part II of Form ADV is updated as necessary to reflect: (i) all material changes to this policy; and (ii) regulatory requirements.

Responsibility

Various individuals and departments are responsible for carrying out the Advisers’ proxy voting and class action practices, as mentioned throughout these policies and procedures. The Operations Department has assigned a Proxy Voting Coordinator to manage the proxy voting process. The Investment Accounting
Department has delegated the handling of class action activities to a Senior Investment Accounting Leader.
In general, the Advisers’ CCO or CCO NA (or their designee) will oversee the decisions related to proxy voting, class actions, conflicts of interest, and applicable record keeping and disclosures.

Pyramis Global Advisors' Proxy Voting Guidelines

November 2010

I.	General Principles

	A.	Voting of shares will be conducted in a manner consistent with the best interests of clients as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Guidelines; and (ii) voting will be done without regard to any other Pyramis or Fidelity companies' relationship, business or otherwise, with that portfolio company.

	B.	FMR Investment Proxy Research votes proxies on behalf of Pyramis’ clients. In the event an
Investment Proxy Research employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity and/or Pyramis employee is acting solely on the best interests of Pyramis, Fidelity and their customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Pyramis and its customers.

	C.	Except as set forth herein, Pyramis will generally vote in favor of routine management proposals.

	D.	Non-routine proposals will generally be voted in accordance with the Guidelines.

	E.	Non-routine proposals not covered by the Guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR Investment Proxy Research. A significant pattern of such proposals or other special circumstances will be referred to Pyramis’ Senior
Compliance Officer or his designee.

	F.	Pyramis will vote on shareholder proposals not specifically addressed by the Guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, Pyramis will generally abstain.

	G.	Many Pyramis accounts invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, Pyramis will generally evaluate proposals in the context of the Guidelines, but Pyramis may, where applicable and feasible, take into consideration differing laws and regulations in the relevant foreign market in determining how to vote shares.

	H.	In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date.
Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a client, Pyramis will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, Pyramis will generally not vote proxies in order to safeguard fund holdings information.

	I.	Where a management-sponsored proposal is inconsistent with the Guidelines, Pyramis may receive a company's commitment to modify the proposal or its practice to conform to the
Guidelines, and Pyramis will generally support management based on this commitment. If a company subsequently does not abide by its commitment, Pyramis will generally withhold authority for the election of directors at the next election.

II.	Definitions (as used in this document)

	A.	Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check"
preferred stock; Golden Parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; and any other provision that eliminates or limits shareholder rights.

	B.	Golden Parachute - Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

	C.	Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

	D.	Sunset Provision - a condition in a charter or plan that specifies an expiration date.

	E.	Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

	F.	Poison Pill - a strategy employed by a potential take-over / target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

	G.	Large-Capitalization Company - a company included in the Russell 1000® Index.

	H.	Small-Capitalization Company - a company not included in the Russell 1000® Index that is not a
Micro-Capitalization Company.

	I.	Micro-Capitalization Company - a company with market capitalization under US $300 million.

	J.	Evergreen Provision - a feature which provides for an automatic increase in the shares available for grant under an equity award plan on a regular basis.

III.	Directors

	A.	Incumbent Directors

Pyramis will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. Pyramis will also generally withhold authority for the election of all directors or directors on responsible committees if:

1. An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover
Provision, without shareholder approval except as set forth below.

With respect to Poison Pills, however, Pyramis will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

		a.	The Poison Pill includes a Sunset Provision of less than five years;

		b.	The Poison Pill includes a Permitted Bid Feature;

		c.	The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

		d.	Shareholder approval is required to reinstate the Poison Pill upon expiration.

Pyramis will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison
Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, Pyramis will withhold authority on the election of directors.

		2.	The company refuses, upon request by Pyramis, to amend the Poison Pill to allow Pyramis to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

		3.	Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options.

		4.	Executive compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as: (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether the company has admitted to or settled a regulatory proceeding relating to options backdating; (iv) whether the compensation committee has lapsed or waived equity vesting restrictions; and (v) whether the company has adopted or extended a Golden Parachute without shareholder approval.

		5.	To gain Pyramis’ support on a proposal, the company made a commitment to modify a proposal or practice to conform to the Guidelines and the company has failed to act on that commitment.

		6.	The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

		7.	The board is not composed of a majority of independent directors.

	B.	Indemnification

Pyramis will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless Pyramis is otherwise dissatisfied with the performance of management or the proposal is accompanied by
Anti-Takeover Provisions.

	C.	Independent Chairperson

Pyramis will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, Pyramis will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

	D.	Majority Director Elections

Pyramis will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). Pyramis may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

IV.	Compensation

	A.		Executive Compensation

		1.	Advisory votes on executive compensation

a. FMR will generally vote for proposals to ratify executive compensation unless such compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as, among other things, (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether the compensation committee has lapsed or waived equity vesting restrictions; and (iv) whether the company has adopted or extended a Golden Parachute without shareholder approval.

b. FMR will generally vote against proposals to ratify Golden Parachutes.

	2.	Frequency of advisory vote on executive compensation

FMR will generally support annual advisory votes on executive compensation.

B.	Equity award plans (including stock options, restricted stock awards, and other stock awards).

Pyramis will generally vote against equity award plans or amendments to authorize additional shares under such plans if:

	1.	(a) The dilution effect of the shares outstanding and available for issuance pursuant to all plans, plus any new share requests is greater than 10% for a Large-Capitalization Company,
15% for a Small-Capitalization Company or 20% for a Micro-Capitalization Company; and (b)
there were no circumstances specific to the company or the plans that lead Pyramis to conclude that the level of dilution in the plan or the amendments is acceptable.

	2.	In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years without shareholder approval.

	3.	In the case of stock awards, the restriction period is less than three years for non-
performance-based awards, and less than one year for performance-based awards.

	4.	The plan includes an Evergreen Provision.

	5.	The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur.

Pyramis will consider approving an equity award plan or an amendment to authorize additional shares under such plan if, without complying with the guidelines immediately above, the following two conditions are met:

	1.	The shares are granted by a compensation committee composed entirely of independent directors; and

	2.	The shares are limited to 5% (Large-Capitalization Company) and 10% (Small- or Micro-
Capitalization Company) of the shares authorized for grant under the plan.

C.	Equity Exchanges and Repricing

Pyramis will generally vote in favor of a management proposal to exchange, reprice or tender for cash, outstanding options if the proposed exchange, repricing, or tender offer is consistent with the interests of shareholders, taking into account such factors as:

	1.	Whether the proposal excludes senior management and directors;

	2.	Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

	3.	The company's relative performance compared to other companies within the relevant industry or industries;

	4.	Economic and other conditions affecting the relevant industry or industries in which the company competes; and

		5.	Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

	D.		Employee Stock Purchase Plans

Pyramis will generally vote in favor of employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% of the stock's fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, Pyramis may permit a lower minimum stock purchase price equal to the prevailing “best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

	E.		Employee Stock Ownership Plans (ESOPs)

Pyramis will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, Pyramis may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders.
Pyramis may also examine where the ESOP shares are purchased and the dilution effect of the purchase. Pyramis will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

	F.		Bonus Plans and Tax Deductibility Proposals

Pyramis will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the
Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V.	Anti-Takeover Provisions

Pyramis will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover
Provision unless:

	A.		The Poison Pill includes the following features:

		1.	A Sunset Provision of no greater than five years;

		2.	Linked to a business strategy that is expected to result in greater value for the shareholders;

		3.	Requires shareholder approval to be reinstated upon expiration or if amended;

		4.	Contains a Permitted Bid Feature; and

		5.	Allows Pyramis accounts to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

	B.		An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

	C.		It is a fair price amendment that considers a two-year price history or less.

Pyramis will generally vote in favor of a proposal to eliminate an Anti-Takeover Provision unless:

	D.		In the case of proposals to declassify a board of directors, Pyramis will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

	E.		In the case of proposals regarding shareholders’ right to call special meetings, Pyramis generally will vote against each proposal if the threshold required to call a special meeting is less than 25%
of the outstanding stock.

VI.	Capital Structure / Incorporation

	A.		Increases in Common Stock

Pyramis will generally vote against a provision to increase a company's common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to five times the current number of outstanding and scheduled to be issued shares is generally acceptable.

	B.	New Classes of Shares

Pyramis will generally vote against the introduction of new classes of stock with differential voting rights.

	C.	Cumulative Voting Rights

Pyramis will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

	D.	Acquisition or Business Combination Statutes

Pyramis will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

	E.	Incorporation or Reincorporation in Another State or Country

Pyramis will generally vote against shareholder proposals calling for, or recommending that, a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, Pyramis will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

VII.	Shares of Investment Companies

	A.	If applicable, when a Pyramis account invests in an underlying Fidelity Fund with public shareholders, an exchange traded fund (ETF), or non-affiliated fund, Pyramis will vote in the same proportion as all other voting shareholders of such underlying fund or class ("echo voting").
Pyramis may choose not to vote if “echo voting” is not operationally feasible.

	B.	Certain Pyramis accounts may invest in shares of underlying Fidelity Funds, which are held exclusively by Fidelity Funds or accounts managed by FMR or an affiliate. Pyramis will generally vote in favor of proposals recommended by the underlying funds' Board of Trustees.

VIII.	Other

	A.	Voting Process

Pyramis will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

	B.	Regulated Industries

Voting of shares in securities of any regulated industry (e.g., U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g., the Federal Reserve Board) for a determination under applicable law (e.g., federal banking law) that no client or group of clients has acquired control of such organization.

Document Name: CSR000003485 Document Version: 6.0

# PYRAMIS GLOBAL ADVISORS
# PROXY VOTING
Effective: 12/1/2010

## I. BACKGROUND

Rule 206(4)-6 under the Advisers Act requires an investment adviser to (i) adopt proxy policies reasonably designed to seek to ensure that the adviser votes proxies in the best interests of its clients, including addressing material conflicts of interest; (ii) disclose to clients information about its proxy policies; and (iii) maintain certain records relating to proxy voting. These requirements are designed to minimize conflicts of interest and to seek to ensure greater transparency in the voting of proxies.

Pyramis has adopted a proxy voting policy and procedure to seek to ensure that proxies are voted in the clients' best interests and that its proxy voting activities adhere to the requirements of Rule 206(4)-6. Where Pyramis is given responsibility for voting proxies, it takes reasonable steps under the circumstances to seek to ensure that proxies are received and voted in the best interest of its clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts.

## II. FORMAL CITATIONS OF STATUTE, RULE AND/OR APPLICABLE GUIDANCE

Rule 206(4)-6 under the Advisers Act

## III. RESPONSIBLE PARTY/POLICY OWNER

Pyramis CCO

## IV. RESPONSIBLE COMPLIANCE GROUP(S) OR TEAM(S)

Pyramis Compliance

Pyramis Compliance is responsible for administering the Pyramis Proxy Voting Policy, the purpose of which is to seek to ensure that proxy voting performed by the service providers (e.g., Investment Proxy Research (IPR)) is in accordance with the Pyramis proxy voting policy.

Pyramis Compliance relies upon processes and controls of its service providers to seek to ensure that proxy voting is conducted in accordance with the approved policy. Pyramis Compliance performs oversight of IPR through periodic formal reporting and meetings.

IPR

IPR is responsible for proxy voting on behalf of those Pyramis advised accounts that have not reserved themselves or designated another fiduciary to exercise proxy voting discretion, in accordance with the approved Pyramis Proxy Voting Guidelines.

## V. MEANS OF ACHIEVING COMPLIANCE

When making proxy-voting decisions, Pyramis generally adheres to its Proxy Voting Guidelines, as revised from time to time. The Proxy Voting Guidelines are described generally in Pyramis' Form ADV, Part II, and are made available to clients. The Proxy Voting Guidelines, which have been developed with reference to the positions of Pyramis' parent, Fidelity, set out positions on recurring issues and criteria for addressing non-recurring issues, handling conflicts of interest, issues relating to voting on foreign

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Document Name: CSR000003485 Document Version: 6.0

securities (particularly where Pyramis will be restricted from trading in the security before the shareholder meeting date) and abstentions.

Pyramis generally is responsible for voting proxies with respect to securities selected by Pyramis and held in client accounts. Although clients may reserve to themselves or assign to another person proxy-voting responsibility, certain formalities must be observed in the case of ERISA plans. Where authority to manage ERISA plan assets has been delegated to Pyramis, this delegation automatically includes responsibility to vote proxies unless the named fiduciary that appointed Pyramis has expressly reserved to itself or another named fiduciary proxy-voting responsibility. To be effective, a reservation of proxy voting responsibility for a given ERISA plan should:

- be in writing;
- state that Pyramis is "precluded" from voting proxies because proxy-voting responsibility is reserved to an identified named fiduciary; and
- be consistent with the plan's documents (which should provide for procedures for allocating fiduciary responsibilities among named fiduciaries).

Conflicts

In the event that a conflict arises and the Proxy Voting Guidelines do not specify how the proposal should be voted, the proxy proposal should be escalated to Pyramis Compliance and, as appropriate, the Pyramis CIO.

Proxy Voting in Accordance with Pyramis Proxy Voting Guidelines

IPR receives, transmits and records electronic proxy voting information. The Proxy Voting Guidelines include provisions directing how IPR should vote proxies with material conflict-of-interest situations. The Proxy Voting Guidelines also address proxy voting proposals not covered by the Proxy Voting Guidelines. IPR maintains detailed records of its proxy-voting activity for reporting to the clients and for eventual disclosure on each registered investment company client's Form N-PX. Pyramis provides each registered investment company client that it sub-advises with the information necessary for the fund to complete Form N-PX. Each fund is required to file Form N-PX annually by August 31.

For non-routine proxy matters, IPR and FMR Legal to discuss, among other things, how non-routine items should be handled and to determine the appropriate course of action to be taken. Pyramis Compliance conducts a quarterly meeting with IPR to discuss, among other things, any relevant issues related to proxy voting.

Proxy Voting in Accordance with Client Guidelines

Where client-approved proxy voting guidelines are required to be followed, Pyramis utilizes IPR to vote proxies in accordance with client-approved proxy voting guidelines.

## VI. OVERSIGHT FUNCTION

Pyramis Compliance is responsible for the oversight of proxy-voting performed by IPR.

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Document Name: CSR000003485 Document Version: 6.0

## VII. METHODS OF CONDUCTING OVERSIGHT

Pyramis Compliance

Pyramis Compliance conducts a quarterly meeting with IPR to discuss, among other things, service deliverables, in which any relevant issues related to proxy voting are discussed.

On a quarterly basis, IPR presents the quarterly proxy results to Pyramis Compliance for its review. Results generally contain a summary of votes, votes cast for management, votes cast against management, votes on non-routine items, items not voted on.

Pyramis Risk Oversight Committee

The Pyramis Risk presents an annual summary of proxy voting performed by IPR to the Pyramis Risk Oversight Committee. The report includes highlights of proxy voting performed, trends relative to non-routine items, conflict-of-interest situations, voting outside the Proxy Voting Guidelines and update on changes to policies and procedures.

Pyramis Board of Directors

Annually, IPR presents proxy voting results, updates on proxy voting processes, controls, policies and procedures, and any material changes in the proxy voting process to the Pyramis Board of Directors.

## VIII. RELATED POLICIES

Pyramis Proxy Voting Guidelines

## IX. RECORDKEEPING REQUIREMENTS

Pyramis will maintain the following records when it exercises proxy voting authority with respect to a client's securities:

- Copies of all proxy-voting policies and procedures;
- A copy of each proxy statement that Pyramis receives regarding client securities. Pyramis may satisfy this requirement by relying on a third party to make and retain, on the investment adviser's behalf, a copy of a proxy statement (provided that Pyramis has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request) or may rely on obtaining a copy of a proxy statement from EDGAR;
- A record of each vote cast by Pyramis on behalf of a client. Pyramis may satisfy this requirement by relying on a third party to make and retain, on the investment adviser's behalf, a record of the vote cast (provided that Pyramis has obtained an undertaking from the third party to provide a copy of the record promptly upon request);
- A copy of any document created by Pyramis that was material to making a decision regarding how to vote proxies on behalf of a client or that memorializes the basis for that decision; and
- A copy of each written client request for information on how Pyramis voted proxies on behalf of a client, and a copy of any written response by Pyramis to any (written or oral) client request for information on how Pyramis voted proxies on behalf of the requesting client.

Pyramis GLOBAL ADVISORS® A FIDELITY INVESTMENTS COMPANY
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PROXY VOTING & RELATED MATTERS

I.	Proxy Voting

Neither the Advisers Act nor ERISA contain regulations that provide specific guidance in this area. However, under the Advisers Act, the adviser is required to at all times act solely in the best interest of its clients. The DOL staff has gone further by issuing two letters in which it sets forth what it believes to be the proxy voting duties and obligations imposed on investment advisers by ERISA. They set forth specific duties to both the investment adviser and the Plan's "named fiduciary" (the
Plan trustees or other entity that appointed the adviser). As a result of these letters, the adviser and the named fiduciary have the following responsibilities:

	A.	There must be a clear delineation of the proxy voting responsibilities between the adviser and the client.

	B.	An adviser with proxy voting authority must take steps that are reasonable under the circumstances to verify that it has actually received all the proxies for which it has voting authority.

	C.	The named fiduciary who has delegated proxy voting authority to the investment adviser may not decide how the proxies are to be voted. However, it must periodically monitor the adviser's proxy voting activities.

	D.	In voting proxies, investment advisers must act prudently, solely in the interest of
Plan participants and beneficiaries, and for the exclusive purpose of providing benefits to them. An investment adviser must consider those factors that would affect the value of the Plan's investments and may not subordinate the interests of Plan participants and beneficiaries in their retirement income to unrelated objectives, such as social considerations. However, with respect to the related issue of making investment decisions, other DOL pronouncements emphasize that social considerations may be used in making investment decisions only to select among investments of equal risk and return.

	E.	In order to enable the ERISA Plan to properly monitor SIM NA’s proxy voting, both SIM NA’s voting activities and the ERISA client’s monitoring activities must be documented. The ERISA client must be able to review periodically not only
SIM NA’s proxy voting procedures but also the votes cast in specific cases.

In voting proxies, SIM NA will take into account the above stipulations and will follow these procedures with respect to all accounts, not just ERISA clients. The Proxy
Committee reviews all proxy votes and set proxy policy. Documentation of all proxy voting and authorizations by portfolio managers will be kept on file.

In general, SIM NA does not take direction from its clients with respect to voting proxies.

Procedures and SIM NA’s Proxy Voting Policies can be found in the Operations
Procedures.

II.	Tender Offers

With respect to the responsibilities of an adviser to an ERISA Plan in takeovers, a joint DOL/Department of the Treasury statement announced that ERISA does not require an adviser automatically to tender shares to capture any premium over market in these situations. Rather, the adviser must weigh the terms of any offer against the underlying intrinsic value of the company and the likelihood that the value will be realized by current management or by another offer.

In acting upon a tender offer, the adviser will continue to act in the best interests of the client, within the adviser’s obligations as a fiduciary.

III. Class Actions

When class action notices are received on behalf of SIM NA clients, it is SIM NA’s policy to recommend that eligible clients participate. Generally, SIM NA or the client’s custodian will prepare any necessary documents required to participate in the class action. See the Operations Manual for Class action procedures.

September 2010 Schroders Investment and Corporate Governance: Schroders’ Policy

Contents

	Investment and Corporate Governance:
	Schroders’ Policy	2
	Schroders’ Philosophy	2
	Corporate Governance: The Role and Objectives
	of Schroders as an Investment Manager	3
	Corporate Governance and
	Voting Policy: Our Core Principles	6
	Strategy, Performance, Transparency and Integrity	6
	Boards and Management	7
	Capital	9
	Executive Remuneration	10
	Other Issues	11

Investment and Corporate Governance:

Schroders’ Policy

This document outlines the approach taken by Schroder Investment Management
Limited and other asset management entities within the Schroders Group to corporate governance, ownership, engagement and the responsible use of voting rights. This document may be part of a wider policy accommodating additional statements, where necessary, for regulatory purposes or for the benefit of clients in different locations.
© Schroders 2010

Schroders’ Philosophy

Schroders expects the companies, in whose securities we invest funds on behalf of clients, to achieve returns justifying a company’s use of the capital invested.
It follows that the boards of companies in which our clients’ funds are invested must consider and review the strategy, the operating performance, the quality of leadership and management and the internal controls of the companies they direct, in order to produce the returns required by our clients.
We concentrate on each company’s ability to create sustainable value and may question or challenge companies about governance issues that we perceive may affect the value of those companies. Engagement and proxy voting are therefore an integral part of our investment process.
September 2010

Corporate Governance:

The Role and Objectives of Schroders

as an Investment Manager

Schroders	The asset management operations within the Schroders group invest in equity securities in order to earn returns for clients over the long term. The sale of
as an Investor	shares of a successful company by Schroders is not necessarily a reflection of our view of the quality of the management of a company but may be because of our belief that other companies will offer greater share price growth relative to their current valuation. The purchase and sale of shares will also be affected by the flow of client funds under our control and asset allocation decisions.

Schroders	Share interests carry ownership rights. Exercising those rights is an integral part

as an Owner	of our investment process.
The overriding principle is that our objective for the exercise of shareholder rights and responsibilities, including all engagement, activism, voting and corporate responsibility activity is to enhance returns for clients.
In seeking to maximise value for clients, we must act in the best interests of clients and consistent with client mandates. Thus, we will consider and seek to enhance the long term value of equity holdings. In determining long term value, we must consider the risk attaching to investments compared with an opportunity to sell a holding, particularly in the event of a takeover.
Companies should act in the best interests of their owners, the shareholders.
We encourage companies to have due regard for other stakeholders – no company can function, for example, without a good workforce, without providing quality services or goods to customers, without treating suppliers with respect and without maintaining credibility with lenders. However, it is the interests of the owners of the business which should be paramount.
We accept that no one model of governance can apply to all companies and we will consider the circumstances of each company. It is in the best interests of clients for us to be pragmatic in the way we exercise ownership rights. This is particularly the case with smaller companies.

Engagement	Engagement with companies is part of our investment process[1]. In all engagement and intervention, our purpose is to seek additional understanding or, where necessary, seek change that will protect and/or enhance the value of the investments for which we are responsible. Engagement has the added advantage of enhancing communication and understanding between companies and investors. It is our intention to meet appropriate standards on engagement.

1 The extent to which we engage for particular funds as part of stock selection will vary: for quant funds, for example, meeting company managements will play no part in the selection process.

Voting: Coverage	We must always act in the best interests of clients and therefore, in order to maintain the necessary flexibility to meet client needs, local offices of Schroders may determine a policy regarding the securities which are voted, subject to agreement with clients as appropriate, and/or addressing local market issues.
Where there is insufficient information with which to make a voting decision or where market practices make it onerous or expensive to vote compared with the benefits of doing so (for example, share blocking2), we will not generally vote.

Voting: Operational	We cast our votes along the following lines:

Arrangements	For – we generally support the management of companies;
Oppose – we will oppose resolutions putting forward proposals that appear inconsistent with the interests of shareholders;
Abstentions – we will abstain where mitigating circumstances apply, or the company has taken substantive steps to address shareholder issues but further change is still considered appropriate, or where it is considered that companies will be more responsive to an abstain vote.
All voting is overseen by investment professionals (including portfolio managers)
and is undertaken to enhance returns for clients.
We use a third party service to process and deliver all proxy voting instructions electronically. Voting decisions, however, are taken in-house (except where a conflict of interest exists in which case, the procedures set out below are followed).

Conflicts of Interest	Occasions may arise where a conflict or perceived conflict of interest exists.
This might occur, for example, where an investee company’s pension scheme is a client of Schroders. In such situations, if a proposal or aspect of the business is specifically addressed by this policy, Schroders will vote or act in accordance with the policy unless Schroders considers it is in the best interests of clients to depart from the policy. In that case or if the proposal or business is not specifically covered by the policy, Schroders may vote or act as it determines to be in the best interest of clients, provided that such vote or action would be against Schroders’ own interest in the matter.

2 Share blocking is a practice whereby restrictions are placed on the trading of shares which are to be voted.

Otherwise, in respect of a vote, if Schroders believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then Schroders will either (a) vote in accordance with the recommendations of a third party
(which will be the supplier of our proxy voting processing and research service);
or (b) obtain approval of the decision from the Schroders’ Head of Equities: the rationale of such vote will be recorded in writing; or (c) in exceptional cases, inform the client(s) of the conflict of interest and obtain consent to vote as recommended by Schroders. If the third-party recommendation is unavailable, we will not vote.
Where the director of a company is also a director of Schroders plc, we will vote in accordance with the recommendations of the third party or, if a recommendation from the third party is unavailable, not vote.

Client Choice	Corporate governance should be part of the investment management process in order to ensure that the governance policy is operated to enhance the value of funds under management. Accordingly, we believe it is appropriate for clients to give voting discretion to Schroders. However, clients may elect to retain all or some discretion in relation to voting and corporate governance issues. In these cases, we suggest such clients use an external voting service to vote their interests. This would particularly be the case where a client wishes to adopt an engagement approach other than our house policy on the grounds that our house policy may conflict with the policy run by a third party.

Reporting	Reports on our use of voting rights and engagement with companies are available to clients.

Stock Lending	Lenders of stock do not generally have voting rights on lent stock. There may be occasions, however, where it is necessary to recall stock in order to vote it.
We believe it would be appropriate to recall lent stock when a) the benefits of voting outweigh the benefits of stock lending; b) the subject of the vote is material to the value of the company; and c) there is a realistic chance that voting the shares under our control would affect the outcome of the vote.

Schroders Investment and Corporate Governance: Schroders’ Policy

Corporate Governance and
Voting Policy: Our Core Principles

The following pages set out the issues we consider when determining how to vote.
All are subject to the overriding principle that we will vote and act to enhance returns for clients.
We will vote against any proposal or action by a company which would materially reduce shareholder rights or damage shareholder interests.

Strategy, Performance,	Strategic Focus

Transparency	Companies must produce adequate returns for shareholders.

and Integrity	If a company is not making or will not make returns above the cost of capital, it should improve performance or consider returning underperforming capital to shareholders in a tax-efficient manner.

Shareholders’ Interests
We will oppose any proposal or action which materially reduce or damage shareholders’ rights.
Major corporate changes or transactions that materially dilute the equity or erode the economic interests or ownership rights of existing shareholders should not be made without the approval of shareholders.
With the exception of those that could reasonably be deemed insignificant, any transactions with related parties should not be made without prior independent shareholder approval.
Shareholders should be given sufficient information about any voting proposal to allow them to make an informed judgement when exercising their voting rights.
Companies should provide secure methods of ownership of shares. Further, there should be no unreasonable restrictions on the transfer of shares.

Reporting to Shareholders
The annual report and accounts of companies should be properly prepared, in accordance with relevant accounting standards.
Companies must communicate clearly with shareholders. This obligation extends to producing quality accounts and communicating timely and relevant information. Transparency, prudence and integrity in the accounts of companies are factors which are highly valued by investors.

Auditors
Audits provide a valuable protection to shareholders and should ensure the integrity of accounts.
In order to provide objectivity and a robust assessment of the accounts, the auditors should be independent. Where independence is compromised or perceived as being compromised due to a conflict of interest, a firm’s suitability as auditor will be called into question. Independence may be compromised, for example, where the level of non-audit work is excessive or inappropriate or where the auditors or relevant individuals have a connection with the company.

Internal Controls
The level of risk a company faces and the way a company manages those risks can have a significant effect on a company’s value and may determine whether the company can survive. We understand and recognise that risks must be taken. However, risks must be recognised and managed. Linked to this, internal controls should be in place to ensure a company’s managers and board are aware of the state of the business.

Boards and	Status and Role

Management	The boards (the term ‘boards’ as used in this document includes the governing bodies of corporations, however described (for example, ‘supervisory boards’))
of the companies in which our clients’ monies are invested should consider and review, amongst other things, the strategic direction, the quality of leadership and management, the internal controls and the operating performance of those companies.
Board members must be competent and have relevant expertise.
The board of directors, or supervisory board, (as an entity and each of its members as individuals) should be accountable to shareholders.
The discharge or indemnification of a board or management will not normally be supported where we are aware of outstanding issues or have concerns regarding that board or company.
Every member of the board should stand for re-election by shareholders no less than every three years.
Companies should disclose sufficient biographical information about directors to enable investors to make a reasonable assessment of the value they add to the company.

Board Structure
Boards should consider the balance of the board:
–	The board should be balanced, such that no group dominates the board or supervisory body.
–	There should be a material number of genuinely independent non-executives on the board or supervisory body.
Independent non-executives can give shareholders a degree of protection and assurance by ensuring that no individual or non-independent grouping has unfettered powers or dominant authority. However, the issue of independence is not, of itself, a measure of an individual’s value or ability to contribute as a board member.

Succession Planning
It is emphasised that the success of a company will be determined by the quality and success of its people. Appointing the right people is an essential part of this process. The process for selecting and retaining board members should therefore be robust and rigorous and ensure that the make up of the board remains appropriate and dynamic.

Performance Assessment
Boards should regularly undertake a review of their performance. A review of performance must not be an academic exercise. Any review should seek to consider the performance of individuals and the board as a whole.
Any issues identified should be resolved through, if necessary, operational changes or changes of personnel.
It is an inevitable part of any organisation that there will be changes of staff – people might not have, or no longer have, the right skills, abilities or attitude to properly and successfully fulfil or continue in their role. This applies at all levels in an organisation.
Thus, it is a natural and healthy process to have staff turnover, including at senior executive and board level.

Committees
Boards should appoint an audit committee and a remuneration committee, each consisting of independent non-executive board members.

Capital	Efficient Use of Capital
The objective of a company should be to earn a return on capital that exceeds the company’s weighted average cost of capital.
Companies should have efficient balance sheets that minimise the cost of capital, with an appropriate level of gearing which recognises the risks attaching to debt. A shareholder-approved maximum limit should be placed on debt.
Where companies cannot or will not use capital efficiently, they should consider returning the capital to shareholders: the capital may then be allocated to investments earning an appropriate return.
Surplus capital should not be used for value-destroying acquisitions.

Share Buybacks
Companies repurchasing equity share capital should only exercise such authorities when it would be in the best interests of shareholders as a whole.

Issuing Shares
Companies should not propose general authorities to allow unlimited or substantial capital authorisations or blank cheque preferred stock.
The creation of different classes of equity share capital must be fully justified.

Pre-emption Rights
Pre-emption rights are a key investor protection measure. We recognise that in some instances it is appropriate for companies to have a certain amount of flexibility to issue shares for cash without offering them first to shareholders on a pre-emptive basis.
Accordingly, authorities to issue shares non-pre-emptively should not exceed recognised market guidelines or practice or, in the absence of guidelines or a recognised practice, an overall limit of 10%.
We will consider powers to issue shares on a non-pre-emptive basis in excess of these limits, where a company can provide a reasoned case that the issue of shares on a non-pre-emptive basis (whether directly or, for example, through the issue of convertible bonds or warrants or for vendor placings) would be in the best interests of existing shareholders.

Share Voting Rights
Companies should provide strong arguments to justify the introduction or maintenance of equity shares with special voting rights, golden shares or other split capital structures.

Executive Remuneration	High calibre individuals are a vital component of success for any organisation.
Remuneration policies should allow the recruitment and retention of these individuals and provide appropriate incentive arrangements which reward returns for shareholders.
In considering the pay arrangements of senior executives at companies, we are concerned with the structure of total compensation and to ensure that potential rewards are aligned with shareholder interests.
We recognise the value of high-calibre executives and note that in order to hire the best individuals, it is necessary for companies to pay at levels which allow them to compete in the market to recruit successful executives. However, the existence of this effect does not justify unwarranted transfers of value to executives.
In formulating proposals remuneration committees and boards should, in particular:
	–	avoid creating arrangements or policies that could result in excessive dilution of shareholders’ interests or create excessive or unwarranted costs. It is expected that average dilution through the commitment to issue shares to directors, executives and employees would not exceed 1% per year;
	–	link significant elements of total remuneration to genuine performance and in particular focused on the achievement of above average performance [3];
	–	avoid arrangements that would encourage the destruction of shareholder value;
	–	achieve an appropriate balance between long- and short-term elements of pay;
	–	avoid service contracts and provisions providing compensatory arrangements in excess of one year, except following appointment where for a limited time a longer period may be acceptable;
	–	appoint remuneration committees consisting of independent non-executive directors. These committees should be responsible for determining and recommending to the board the pay policies in respect of executive directors and senior managers;
	–	not reprice, adjust, or otherwise amend stock options and awards.

3 Performance would preferably be evidenced by total shareholder return exceeding that of a suitable comparator group. Measurement of performance should also recognise the impact of acquisitions and disposals.

Other Issues	Takeover Bids
Takeovers are an important part of an efficient market. However, takeovers do not always create value for shareholders. Accordingly, each case will be judged on its merits. Factors considered will include the quality of a company’s management, the prospects for the company’s share price and investors and, ultimately, whether the price offered should be accepted in the best interests of our clients.

Poison Pills and Takeover Defences
Poison pill arrangements, takeover defences or other equivalent arrangements have as their purpose the benefit of management rather than the owners of the company and are frequently contrary to shareholder interests. Such arrangements should not be introduced and existing arrangements that have been put in place should be removed.

Company Constitutions
The documents defining the constitution of a company are key documents providing protection to the interests of shareowners. Any changes to these documents should be clearly justified.

Environmental and Social Responsibility
Companies should adopt appropriate, transparent policies on environmental and social responsibility and disclose these policies.
As with our stance on governance issues, we will consider all social and corporate responsibility issues in the context of the value of a company.
A separate document covering our policy in this area is available.

Fixed Income and Other Securities
The guidance in this paper summarises our position in respect of managing equity investments. Where necessary, we exercise voting and other rights in respect of bonds and other securities.

Spectrum Asset Management, Inc.
POLICY ON PROXY VOTING
FOR INVESTMENT ADVISORY CLIENTS

GENERAL POLICY

Spectrum, an investment adviser registered with the Securities and Exchange
Commission, acts as investment advisor for various types of client accounts (e.g.
employee benefit plans, governmental plans, mutual funds, insurance company separate accounts, corporate pension plans, endowments and foundations). While
Spectrum receives few proxies for the preferred shares it manages, Spectrum nonetheless will, when delegated the authority by a client, vote these shares per the following policy voting standards and processes:

STANDARDS:

Spectrum’s standards aim to ensure the following in keeping with the best interests of its clients:

• That Spectrum act solely in the interest of clients in providing for ultimate long-
term stockholder value.
• That Spectrum act without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.
• That custodian bank is aware of our fiduciary duty to vote proxies on behalf of others – Spectrum relies on the best efforts of its custodian bank to deliver all proxies we are entitled to vote.
• That Spectrum will exercise its right to vote all proxies on behalf of its clients (or permit clients to vote their interest, as the case(s) may be).
• That Spectrum will implement a reasonable and sound basis to vote proxies.

PROCESSES:

A. Following ISS’ Recommendations

Spectrum has selected Institutional Shareholder Services (ISS) to assist it with its proxy voting responsibilities. Spectrum follows ISS Standard Proxy Voting guidelines (the
“Guidelines”). The Guidelines embody the positions and factors Spectrum generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.
Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast.

In connection with each proxy vote, ISS prepares a written analysis and recommendation (an "ISS Recommendation") that reflects ISS's application of
Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS's own evaluation of the factors. Spectrum may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Manager to set forth the reasons for their decision;
(ii) the approval of the Chief Investment Officer; (iii) notification to the Compliance
Department and other appropriate Principal Global Investors personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.

Spectrum generally votes proxies in accordance with ISS’ recommendations. When
Spectrum follows ISS’ recommendations, it need not follow the conflict of interest procedures in Section B, below.

From time to time ISS may have a business relationship or affiliation with one or more issuers held in Spectrum client accounts, while also providing voting recommendations on these issuers’ securities. Because this practice may present a conflict of interest for
ISS, Spectrum’s Chief Compliance Officer will require from ISS at least annually additional information, or a certification that ISS has adopted policies and procedures to detect and mitigate such conflicts of interest in issuing voting recommendations.
Spectrum may obtain voting recommendations from two proxy voting services as an additional check on the independence of the ISS’ voting recommendations.

B. Disregarding ISS’ Recommendations

Should Spectrum determine not to follow ISS’ recommendation for a particular proxy,
Spectrum will use the following procedures for identifying and resolving a material conflict of interest, and will use the Proxy Voting Guidelines (below) in determining how to vote.

Spectrum will classify proxy vote issues into three broad categories: Routine
Administrative Items, Special Interest Issues, and Issues Having the Potential for
Significant Economic Impact. Once the Senior Portfolio Manager has analyzed and identified each issue as belonging in a particular category, and disclosed the conflict of interests to affected clients and obtained their consents prior to voting, Spectrum will cast the client’s vote(s) in accordance with the philosophy and decision guidelines developed for that category. New and unfamiliar issues are constantly appearing in the proxy voting process. As new issues arise, we will make every effort to classify them among the following three categories. If we believe it would be informative to do so, we may revise this document to reflect how we evaluate such issues.

Due to timing delays, logistical hurdles and high costs associated with procuring and voting international proxies, Spectrum has elected to approach international proxy voting on the basis of achieving “best efforts at a reasonable cost.”

As a fiduciary, Spectrum owes its clients an undivided duty of loyalty. We strive to avoid even the appearance of a conflict that may compromise the trust our clients have placed in it.

Identifying a Conflict of Interest. There may be a material conflict of interest when
Spectrum votes a proxy solicited by an issuer whose retirement plan or fund we manage or with whom Spectrum, an affiliate, or an officer or director of Spectrum or of an affiliate has any other material business or personal relationship that may affect how we vote the issuer’s proxy. To avoid any perceived material conflict of interest, the following procedures have been established for use when Spectrum encounters a potential material conflict to ensure that voting decisions are based on a clients’ best interest and are not the product of a material conflict.

Monitoring for Conflicts of Interest. All employees of Spectrum are responsible for monitoring for conflicts of interest and referring any that may be material to the CCO for resolution. At least annually, the CCO, will take reasonable steps to evaluate the nature of Spectrum’s material business relationships (and those of its affiliates) with any company whose preferred securities are held in client accounts (a “portfolio company”)
to assess which, if any, could give rise to a conflict of interest. CCO’s review will focus on the following three categories:

• Business Relationships – The CCO will consider whether Spectrum (or an affiliate) has a substantial business relationship with a portfolio company or a proponent of a proxy proposal relating to the portfolio company (e.g., an employee group), such that failure to vote in favor of management (or the proponent) could harm the adviser’s relationship with the company (or proponent). For example, if Spectrum manages money for the portfolio company or an employee group, manages pension assets, leases office space from the company, or provides other material services to the portfolio company, the CCO will review whether such relationships may give rise to a conflict of interest.

• Personal Relationships – The CCO will consider whether any senior executives or portfolio managers (or similar persons at Spectrum’s affiliates)
have a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships that might give rise to a conflict of interest.

• Familial Relationships – The CCO will consider whether any senior executives or portfolio managers (or similar persons at Spectrum’s affiliates)
have a familial relationship relating to a portfolio company (e.g., a spouse or other relative who serves as a director of a portfolio company, is a candidate for such a position, or is employed by a portfolio company in a senior position).

In monitoring for conflicts of interest, the CCO will consider all information reasonably available to it about any material business, personal, or familial relationship involving
Spectrum (and its affiliates) and a portfolio company, including the following:

•	A list of clients that are also public companies, which is prepared and updated by the Operations Department and retained in the Compliance Department.

•	Publicly available information.

•	Information generally known within Spectrum.

•	Information actually known by senior executives or portfolio managers. When considering a proxy proposal, investment professionals involved in the decision-making process must disclose any potential material conflict that they are aware of to CCO prior to any substantive discussion of a proxy matter.

•	Information obtained periodically from those persons whom CCO reasonably believes could be affected by a conflict arising from a personal or familial relationship (e.g., portfolio managers, senior management).

The CCO may, at her discretion, assign day-to-day responsibility for monitoring for conflicts to a designated person. With respect to monitoring of affiliates, the CCO in conjunction with PGI’s CCO and/or Director of Compliance may rely on information barriers between Spectrum and its affiliates in determining the scope of its monitoring of conflicts involving affiliates.

Determining Whether a Conflict of Interest is “Material” – On a regular basis, CCO will monitor conflicts of interest to determine whether any may be “material” and therefore should be referred to PGI for resolution. The SEC has not provided any specific guidance as to what types of conflicts may be “material” for purposes of proxy voting, so therefore it would be appropriate to look to the traditional materiality analysis under the federal securities laws, i.e., that a “material” matter is one that is reasonably likely to be viewed as important by the average shareholder.

Whether a conflict may be material in any case will, of course, depend on the facts and circumstances. However, in considering the materiality of a conflict, Spectrum will use the following two-step approach:

1.	Financial Materiality – The most likely indicator of materiality in most cases will be the dollar amount involved with the relationship in question. For purposes of proxy voting, each committee will presume that a conflict is not material unless it involves at least 5% of Spectrum’s annual revenues or a minimum dollar amount $1,000,000. Different percentages or dollar amounts may be used depending on the proximity of the conflict (e.g., a higher number if the conflict arises through an affiliate rather than directly with Spectrum).

2.	Non-Financial Materiality – A non-financial conflict of interest might be material (e.g., conflicts involving personal or familial relationships) and should be evaluated on the facts of each case.

If the CCO has any question as to whether a particular conflict is material, it should presume the conflict to be material and refer it to the PGI’s CCO for resolution. As in the case of monitoring conflicts, the CCO may appoint a designated person or subgroup of Spectrum’s investment team to determine whether potential conflicts of interest may be material.

Resolving a Material Conflict of Interest – When an employee of Spectrum refers a potential material conflict of interest to the CCO, the CCO will determine whether a material conflict of interest exists based on the facts and circumstances of each particular situation. If the CCO determines that no material conflict of interest exists, no further action is necessary and the CCO will notify management accordingly. If the
CCO determines that a material conflict exists, CCO must disclose the conflict to affected clients and obtain consent from each to the manner in which Spectrum proposes to vote.

Clients may obtain information about how we voted proxies on their behalf by contacting
Spectrum’s Compliance Department.

PROXY VOTING GUIDELINES

CATEGORY I: Routine Administrative Items

Philosophy: Spectrum is willing to defer to management on matters of a routine administrative nature. We feel management is best suited to make those decisions which are essential to the ongoing operation of the company and which do not have a major economic impact on the corporation and its shareholders. Examples of issues on which we will normally defer to management’s recommendation include:

1.	selection of auditors
2.	increasing the authorized number of common shares
3.	election of unopposed directors

CATEGORY II: Special Interest Issues

Philosophy: While there are many social, political, environmental and other special interest issues that are worthy of public attention, we do not believe the corporate proxy process is the appropriate arena in which to achieve gains in these areas. In recent history, proxy issues of this sort have included such matters as sales to the military,

doing business in South Africa, and environmental responsibility. Our primary responsibility in voting proxies is to provide for the greatest long-term value for
Spectrum’s clients. We are opposed to proposals which involve an economic cost to the corporation, or which restrict the freedom of management to operate in the best interest of the corporation and its shareholders. However, in general we will abstain from voting on shareholder social, political and environmental proposals because their long-term impact on share value cannot be calculated with any reasonable degree of confidence.

CATEGORY III: Issues Having the Potential for Significant Economic Impact

Philosophy: Spectrum is not willing to defer to management on proposals which have the potential for major economic impact on the corporation and the value of its shares.
We believe such issues should be carefully analyzed and decided by the owners of the corporation. Presented below are examples of issues which we believe have the potential for significant economic impact on shareholder value.

1.	Classification of Board of Directors. Rather than electing all directors annually, these provisions stagger a board, generally into three annual classes, and call for only one-third to be elected each year. Staggered boards may help to ensure leadership continuity, but they also serve as defensive mechanisms. Classifying the board makes it more difficult to change control of a company through a proxy contest involving election of directors. In general, we vote on a case by case basis on proposals for staggered boards, but generally favor annual elections of all directors.

2.	Cumulative Voting of Directors. Most corporations provide that shareholders are entitled to cast one vote for each director for each share owned - the one share, one vote standard. The process of cumulative voting, on the other hand, permits shareholders to distribute the total number of votes they have in any manner they wish when electing directors. Shareholders may possibly elect a minority representative to a corporate board by this process, ensuring representation for all sizes of shareholders. Outside shareholder involvement can encourage management to maximize share value. We generally support cumulative voting of directors.

3.	Prevention of Greenmail. These proposals seek to prevent the practice of
“greenmail”, or targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders. By making greenmail payments, management transfers significant sums of corporate cash to one entity, most often for the primary purpose of saving their jobs. Shareholders are left with an asset-depleted and often less competitive company. We think that if a corporation offers to buy back its stock, the offer should be made to all shareholders, not just to a select group or individual. We are opposed to greenmail and will support greenmail prevention proposals.

4.	Supermajority Provisions. These corporate charter amendments generally require that a very high percentage of share votes (70-81%) be cast affirmatively to approve a merger, unless the board of directors has approved it in advance.
These provisions have the potential to give management veto power over merging with another company, even though a majority of shareholders favor the merger. In most cases we believe requiring supermajority approval of mergers places too much veto power in the hands of management and other minority shareholders, at the expense of the majority shareholders, and we oppose such provisions.

1.	Defensive Strategies. These proposals will be analyzed on a case by case basis to determine the effect on shareholder value. Our decision will be based on whether the proposal enhances long-term economic value.

6.	Business Combinations or Restructuring. These proposals will be analyzed on a case by case basis to determine the effect on shareholder value. Our decision will be based on whether the proposal enhances long-term economic value.

7.	Executive and Director Compensation. These proposals will be analyzed on a case by case basis to determine the effect on shareholder value. Our decision will be based on whether the proposal enhances long-term economic value.

Policy Established May, 2003
Revised January, 2006

T. ROWE PRICE PROXY VOTING – PROCESS AND POLICIES

T. Rowe Price Associates, Inc., T. Rowe Price International, Inc. and T. Rowe Price Global Investment
Services Limited (collectively, “T. Rowe Price”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote on issues submitted to shareholder vote—
such as election of directors and important matters affecting a company’s structure and operations. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies that it sponsors and serves as investment adviser. T. Rowe Price also is involved in the proxy process on behalf of its institutional and private counsel clients who have requested such service. For those private counsel clients who have not delegated their voting responsibility but who request advice, T. Rowe Price makes recommendations regarding proxy voting. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.

Proxy Administration
The T. Rowe Price Proxy Committee develops our firm’s positions on all major corporate and social responsibility issues, creates guidelines, and oversees the voting process. The Proxy Committee, composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders’ interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent proxy research provided by third parties such as
RiskMetrics Group (“RMG”) (formerly known as Institutional Shareholder Services) and Glass Lewis,
and information presented by company managements and shareholder groups.

Once the Proxy Committee establishes its recommendations, they are distributed to the firm’s portfolio managers as voting guidelines. Ultimately, the portfolio manager decides how to vote on the proxy proposals of companies in his or her portfolio. Because portfolio managers may have differences of opinion on portfolio companies and their proxies, or their portfolios may have different investment objectives, these factors, among others, may lead to different votes between portfolios on the same proxies. When portfolio managers cast votes that are counter to the Proxy Committee’s guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy
Committee reviews T. Rowe Price’s proxy voting process, policies, and voting records.

T. Rowe Price has retained RMG, an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy
Committee relies upon RMG research in establishing T. Rowe Price’s voting guidelines—many of which are consistent with RMG positions—T. Rowe Price occasionally may deviate from RMG recommendations on some general policy issues and a number of specific proxy proposals.

Fiduciary Considerations
T. Rowe Price’s decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance. For example, we might refrain from voting if we or our agents are required to appear in person at a shareholder meeting or if the exercise of voting rights results in the imposition of trading or other ownership restrictions.

Consideration Given Management Recommendations
When determining whether to invest in a particular company, one of the primary factors T. Rowe Price considers is the quality and depth of its management. As a result, T. Rowe Price believes that recommendations of management on most issues should be given weight in determining how proxy issues should be voted.

T. Rowe Price Voting Policies
Specific voting guidelines have been established by the Proxy Committee for recurring issues that appear on proxies, which are available to clients upon request. The following is a summary of the more significant T. Rowe Price policies:

Election of Directors
T. Rowe Price generally supports slates with a majority of independent directors. We vote against outside directors that do not meet certain criteria relating to their independence but who serve on key board committees. We vote against directors who are unable to dedicate sufficient time to their board duties due to their commitment to other boards. T. Rowe Price also votes against inside directors serving on key board committees and directors who miss more than one-fourth of the scheduled board meetings. We may vote against directors for failing to establish a formal nominating committee, as well as compensation committee members who approve excessive compensation plans. We support efforts to elect all board members annually because boards with staggered terms act as deterrents to takeover proposals. To strengthen boards’ accountability to shareholders, T. Rowe Price generally supports proposals calling for a majority vote threshold for the election of directors.

Executive Compensation
Our goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’
long-term interests. While we evaluate plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. We base our review on criteria such as the costs associated with the plan, plan features, burn rates which are excessive in relation to the company's peers, dilution to shareholders and comparability to plans in the company’s peer group. We generally oppose plans that give a company the ability to reprice options or to grant options at below market prices, unless such plans appropriately balance shareholder and employee interests, and the retention of key personnel has become a genuine risk to the company’s business. For companies with particularly egregious pay practices we may vote against compensation committee members. Finally, we vote for proposals (either management or shareholder-sponsored) calling for shareholder ratification of a company’s executive compensation practices (“Say-on-Pay” proposals) a majority of the time.

Mergers and Acquisitions – T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’
current and future earnings stream and to ensure that our Price Funds and clients are receiving fair compensation in exchange for their investment.

Anti-takeover, Capital Structure and Corporate Governance Issues
T. Rowe Price generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes and poison pills. We also oppose proposals which give management a “blank check” to create new classes of stock with disparate rights and privileges. When voting on capital structure proposals, we will consider the dilutive impact to shareholders and the effect on shareholder rights. We generally support shareholder proposals that call for the separation of the Chairman and CEO positions unless there are sufficient governance safeguards already in place. With respect to proposals for the approval of a company’s auditor, we typically oppose auditors who have a significant non-audit relationship with the company.

Social and Corporate Responsibility Issues
T. Rowe Price generally votes with a company’s management on social, environmental and corporate responsibility issues unless they have substantial investment implications for the company’s business and operations that have not been adequately addressed by management. T. Rowe Price supports well-
targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company’s businesses.

Monitoring and Resolving Conflicts of Interest
The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our clients. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing or sales. Since our voting guidelines are pre-determined by the Proxy Committee using recommendations from RMG, an independent third party, application of the T. Rowe Price guidelines to vote clients’ proxies should in most instances adequately address any possible conflicts of interest. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Committee reviews all such proxy votes in order to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy
Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company’s proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest,
T. Rowe Price’s Code of Ethics requires all employees to avoid placing themselves in a
“compromising position” where their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Reporting
Vote Summary Reports are generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, votes cast for the client during the period, and the position taken with respect to each issue. Reports normally cover quarterly or annual periods. If you wish to receive a copy of your account’s voting record, please contact your T. Rowe Price Client Relationship Manager.

PROXY VOTING POLICY

Thompson, Siegel & Walmsley LLC (TS&W) acknowledges it has a fiduciary obligation to its clients that requires it to monitor corporate events and vote client proxies. TS&W has adopted and implemented written policies and procedures reasonably designed to ensure that proxies for domestic and foreign stock holdings are voted in the best interest of our clients on a best efforts basis. TS&W recognizes that it (i) has a fiduciary responsibility under the Employee Retirement Income Securities Act (ERISA) to vote proxies prudently and solely in the best interest of plan participants and beneficiaries (ii) will vote stock proxies in the best interest of the client (non-ERISA) when directed (together, our “clients”). TS&W has developed its policy to be consistent with, wherever possible, enhancing long-term shareholder value and leading corporate governance practices. TS&W has retained the services of RiskMetrics
Group (RMG). RMG is a Registered Investment Adviser under the Investment Advisers Act of 1940. As a leading provider of proxy voting and corporate governance services with 20+ years of experience, RMG serves more than 1,700 institutions. RMG’s core business is to analyze proxies and issue informed research and objective vote recommendations for more than 38,000 companies across 115 markets worldwide. RMG provides TS&W proxy proposal research and voting recommendations and votes accounts on
TS&W’s behalf under the guidance of RMG’s standard voting guidelines which include:

•	Operational Issues	•	Corporate Responsibility
•	Board of Directors		•	Consumer Issues and Public Safety
•	Proxy Contests		•	Environment and Energy
•	Anti-takeover Defenses and Voting Related Issues		•	General Corporate Issues
•	Mergers and Corporate Restructurings		•	Labor Standards and Human Rights
•	State of Incorporation		•	Military Business
•	Capital Structure		•	Workplace Diversity
•	Executive & Director Compensation	•	Mutual Fund Proxies
• Equity Compensation Plans
	•	Specific Treatment of Certain Award Types in Equity Plan Evaluations
• Other Compensation Proposals & Policies
• Shareholder Proposals on Compensation

TS&W’s proxy coordinator is responsible for monitoring RMG’s voting procedures on an ongoing basis. TS&W’s general policy regarding the voting of proxies is as follows:

Proxy Voting Guidelines:

Routine and/or non-controversial, general corporate governance issues are normally voted with management; this would include the
Approval of Independent Auditors.

Occasionally, RMG may vote against management’s proposal on a particular issue; such issues would generally be those deemed likely to reduce shareholder control over management, entrench management at the expense of shareholders, or in some way diminish shareholders’ present or future value. From time to time TS&W will receive and act upon the client’s specific instructions regarding proxy proposals. TS&W reserves the right to vote against any proposals motivated by political, ethical or social concerns. TS&W and RMG will examine each issue solely from an economic perspective.

• A complete summary of RMG’s voting guidelines, domestic & foreign, are available at:
www.riskmetrics.com/sites/default/files/RMG2009SummaryGuidelinesUnitedStates

Conflicts of Interest

• Occasions may arise during the voting process in which the best interest of the clients conflicts with TS&W’s interests.
Conflicts of interest generally include (i) business relationships where TS&W has a substantial business relationship with, or is actively soliciting business from, a company soliciting proxies (ii) personal or family relationships whereby an employee of TS&W has a family member or other personal relationship that is affiliated with a company soliciting proxies, such as a spouse who serves as a director of a public company. A conflict could also exist if a substantial business relationship exists with a proponent or opponent of a particular initiative. If TS&W determines that a material conflict of interest exists, TS&W will instruct RMG to vote using RMG’s standard policy guidelines which are derived independently from TS&W.

Proxy Voting Process:

•	Upon timely receipt of proxy materials, RMG will automatically release vote instructions on client’s behalf as soon as custom research is completed. TS&W retains authority to override the votes (before cut-off date) if they disagree with the vote recommendation.

•	The Proxy Coordinator will monitor the voting process at RMG via Governance Analytics website (RMG’s online voting and research platform). Records of which accounts are voted, how accounts are voted, and how many shares are voted are kept electronically with RMG.

•	For proxies not received at RMG, TS&W and RMG will make a best efforts attempt to receive ballots from the clients’
custodian.

•	TS&W will be responsible for account maintenance – opening and closing of accounts, transmission of holdings and account environment monitoring.

•	Associate Portfolio Manager (proxy oversight representative) will keep abreast of any critical or exceptional events or events qualifying as a conflict of interest via Governance Analytics website and via email. TS&W has the ability to override vote instructions and the Associate Portfolio Manager will consult with TS&W’s Investment Policy Committee or product managers in these types of situations.

•	All proxies are voted solely in the best interest of clients.

•	Proactive communication takes place via regular meetings with RMG’s Client Relations Team.

Practical Limitations Relating to Proxy Voting

While TS&W makes a best effort to vote proxies, in certain circumstances it may be impractical or impossible for TS&W to do so.
Identifiable circumstances include:

•	Limited Value. TS&W may abstain from voting in those circumstances where it has concluded to do so would have no identifiable economic benefit to the client-shareholder,

•	Unjustifiable Cost. TS&W may abstain from voting when the costs of or disadvantages resulting from voting, in TS&W’s judgment, outweigh the economic benefits of voting.

•	Securities Lending. Certain of TS&W’s clients engage in securities lending programs under which shares of an issuer could be on loan while that issuer is conducting a proxy solicitation. As part of the securities lending program, if the securities are on loan at the record date, the client lending the security cannot vote that proxy. Because TS&W generally is not aware of when a security may be on loan, it does not have an opportunity to recall the security prior to the record date. Therefore, in most cases, those shares will not be voted and TS&W may not be able fully to reconcile the securities held at record date with the securities actually voted.

•	Failure to Receive Proxy Statements. TS&W may not be able to vote proxies in connection with certain holdings, most frequently for foreign securities, if it does not receive the account’s proxy statement in time to vote the proxy.

Proxy Voting Records & Reports

•	The proxy information is maintained by RMG. on TS&W’s behalf and includes the following: (i) name of the issuer, (ii) the exchange ticker symbol, (iii) the CUSIP number, (iv) the shareholder meeting date, (v) a brief description of the matter brought to vote; (vi) whether the proposal was submitted by management or a shareholder, (vii) how the proxy was voted
(for, against, abstained), (viii) whether the proxy was voted for or against management, and (ix) documentation materials to make the decision. TS&W’s Proxy Coordinator coordinates retrieval and report production as required or requested.

•	Clients will be notified annually of their ability to request a copy of our proxy policies and procedures. A copy of how
TS&W voted on securities held is available free of charge upon request from our clients or by calling us toll free at (800)
697-1056.

TORTOISE CAPITAL ADVISORS, L.L.C.

PROXY VOTING POLICIES AND PROCEDURES

1.	Introduction

Unless a client is a registered investment company under the Investment Company Act of
1940 or a client requests Tortoise Capital Advisors, L.L.C. (the “Adviser”) to do so in writing, the Adviser does not vote proxy materials for its clients. In the event the Adviser receives any proxies intended for clients who have not delegated proxy voting responsibilities to the Adviser, the Adviser will promptly forward such proxies to the client for the client to vote. When requested by the client, the Adviser may provide advice to the client regarding proposals submitted to the client for voting. In the event an employee determines that the Adviser has a conflict of interest due to, for example, a relationship with a company or an affiliate of a company, or for any other reason which could influence the advice given, the employee will advise the Chief Compliance Officer who will advise the Investment Committee, and the
Investment Committee will decide whether the Adviser should either (1) disclose to the client the conflict to enable the client to evaluate the advice in light of the conflict or (2) disclose to the client the conflict and decline to provide the advice.

In cases in which the client is a registered investment company under the Investment
Company Act of 1940 or in cases where the client has delegated proxy voting responsibility and authority to the Adviser, the Adviser has adopted and implemented the following policies and procedures, which it believes are reasonably designed to ensure that proxies are voted in the best interests of its clients. In pursuing this policy, proxies should be voted in a manner that is intended to maximize value to the client. In situations where Adviser accepts such delegation and agrees to vote proxies, Adviser will do so in accordance with these Policies and Procedures.
The Adviser may delegate its responsibilities under these Policies and Procedures to a third party, provided that no such delegation shall relieve the Adviser of its responsibilities hereunder and the Adviser shall retain final authority and fiduciary responsibility for such proxy voting.

2.	General

a.	Because of the unique nature of the Master Limited Partnerships (“MLPs”), the
Adviser shall evaluate each proxy of an MLP on a case-by-case basis. Because proxies of MLPs are expected to relate only to extraordinary measures, the
Adviser does not believe it is prudent to adopt pre-established voting guidelines.

b.	In the event requests for proxies are received with respect to the voting of equity securities other than MLP equity units, on routine matters, such as election of directors or approval of auditors, the proxies usually will be voted with management unless the Adviser determines it has a conflict or the Adviser determines there are other reasons not to vote with management. On non-routine matters, such as amendments to governing instruments, proposals relating to compensation and stock option and equity compensation plans, corporate governance proposals and shareholder proposals, the Adviser will vote, or abstain from voting if deemed appropriate, on a case by case basis in a manner it believes to be in the best economic interest of its clients, and registered investment company clients’ shareholders. In the event requests for proxies are received with respect to debt securities, the Adviser will vote on a case by case basis in a manner it believes to be in the best economic interest of its clients, and registered investment company clients’ shareholders.

	c.	The Investment Committee of the Adviser, or a Manager of the Adviser
designated by the Investment Committee as listed on Exhibit A hereto, is responsible for monitoring Adviser’s proxy voting actions and ensuring that
(i) proxies are received and forwarded to the appropriate decision makers; and
(ii) proxies are voted in a timely manner upon receipt of voting instructions. The
Adviser is not responsible for voting proxies it does not receive, but will make reasonable efforts to obtain missing proxies.

	d.	The Investment Committee of the Adviser, or a Manager of the Adviser
designated by the Investment Committee as listed on Exhibit A hereto, shall implement procedures to identify and monitor potential conflicts of interest that could affect the proxy voting process, including (i) significant client relationships;
(ii) other potential material business relationships; and (iii) material personal and family relationships.

	e.	All decisions regarding proxy voting shall be determined by the Investment
Committee of the Adviser, or a Manager of the Adviser designated by the
Investment Committee, and shall be executed by a Manager of the Adviser or, if the proxy may be voted electronically, electronically voted by a Manager of the
Adviser or his designee, including any of the individuals listed on Exhibit A hereto. Every effort shall be made to consult with the portfolio manager and/or analyst covering the security.

	f.	The Adviser may determine not to vote a particular proxy, if the costs and burdens exceed the benefits of voting (e.g., when securities are subject to loan or to share blocking restrictions).

3.	Conflicts of Interest

The Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist only if one or more of the managers of the Adviser actually knew or should have known of the conflict. The Adviser is sensitive to conflicts of interest that may arise in the proxy decision-making process and has identified the following potential conflicts of interest:

	■	A principal of the Adviser or any person involved in the proxy decision-making process currently serves on the Board of the portfolio company.

	■	An immediate family member of a principal of the Adviser or any person involved in the proxy decision-making process currently serves as a director or executive officer of the portfolio company.

	■	The Adviser, any venture capital fund managed by the Adviser, or any affiliate holds a significant ownership interest in the portfolio company.

This list is not intended to be exclusive. All employees are obligated to disclose any potential conflict to the Adviser’s Chief Compliance Officer.
2

If a material conflict is identified, Adviser management may (i) disclose the potential conflict to the client and obtain consent; or (ii) establish an ethical wall or other informational barriers between the person(s) that are involved in the conflict and the persons making the voting decisions.

4.	Recordkeeping

The Investment Committee of the Adviser, or a Manager of the Adviser designated by the
Investment Committee as listed on Exhibit A hereto, is responsible for maintaining the following records:

■	proxy voting policies and procedures;

■	proxy statements (provided, however, that the Adviser may rely on the Securities and Exchange Commission’s EDGAR system if the issuer filed its proxy statements via EDGAR or may rely on a third party as long as the third party has provided the Adviser with an undertaking to provide a copy of the proxy statement promptly upon request);

■	records of votes cast and abstentions; and

■	any records prepared by the Adviser that were material to a proxy voting decision or that memorialized a decision.

Exhibit A

Manager of the Adviser Designated by Investment Committee
Zach Hamel

Designees for Electronic Voting of Proxies
Zach Hamel
Kyle Krueger
Rob Thummel
Matt Sallee
Cameron Addington

TURNER INVESTMENT PARTNERS, INC.
TURNER INVESTMENT MANAGEMENT LLC

Proxy Voting Policy and Procedures

Turner Investment Partners, Inc., as well as its investment advisory affiliate, Turner
Investment Management LLC (collectively, “Turner”), act as fiduciaries in relation to their clients and the assets entrusted by them to their management. Where the assets placed in Turner’s care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner’s duty as a fiduciary to vote all proxies relating to such shares.

Duties with Respect to Proxies:

Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients. In voting these proxies,
Turner may not be motivated by, or subordinate the client’s interests to, its own objectives or those of persons or parties unrelated to the client. Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner.
Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

Delegation to Proxy Voter Services:

In order to carry out its responsibilities in regard to voting proxies, Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voter Services (PVS)
subsidiary. PVS is a separate investment adviser registered under the Investment
Advisers Act of 1940, as amended. Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.

PVS’s voting recommendations typically favor the interests of the shareholder/owner rather than a company’s management. Turner’s long-standing practice has been to follow voting guidelines of this type. Although Turner has not chosen PVS or its services for this reason, its engagement of PVS could be interpreted as helpful to maintaining or attracting clients or potential clients supportive of shareholder/owner rights. In this respect its engagement of PVS potentially presents a conflict of interest for Turner, which has a number of clients concerned with shareholder/owner rights, including but not limited to public plans and unions.

It should be emphasized that any client or potential client of Turner need not delegate the voting of proxies to Turner (and thus indirectly to PVS as overseen by Turner), and may instead direct its custodian or another party to undertake this responsibility.
Alternatively, a client or potential client may direct Turner to vote following guidelines it selects rather than following the Turner selected PVS guidelines if its preference is to follow voting guidelines that typically favor the interests of company management.
Turner will provide upon request a copy of the current proxy voting guidelines followed by PVS to assist you in this evaluation.

Review and Oversight:

Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe.
Turner has satisfied itself that PVS operates a system reasonably designed to identify all such meetings and to provide Turner with timely notice of the date, time and place of such meetings. Turner has further reviewed the principles and procedures employed by
PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS’s recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests. Turner, either directly or through its duly-
constituted Proxy Committee, shall review its determinations as to PVS at least annually.

Notwithstanding its belief that PVS’s recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner’s client accounts,
Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner’s preferences.
PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions. Turner, through its Proxy Committee, reviews on a regular basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or (ii) the particular subject matter of a shareholder vote, such as board independence or shareholders’ rights issues. In determining whether to depart from a PVS recommendation, the Turner Proxy
Committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner’s view departing from the PVS recommendation appears to be in the best interests of Turner’s clients as shareholders. The Proxy Committee keeps minutes of its determinations in this regard.

The Turner Proxy Committee has only very infrequently departed from the PVS recommendation, and clients should expect that the PVS recommendation will be followed for the vast majority of votes.

Conflicts of Interest:

Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts. Further, no Turner affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.

Where a client of Turner is a publicly traded company in its own right, Turner may be restricted from acquiring that company’s securities for the client’s benefit. Further, while
Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm’s employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer’s pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the
Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner’s or the Committee’s decision to provide direction to PVS on a given vote or issue. Further to that end, Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the Proxy Committee.

As discussed above, Turner’s selection of PVS may be considered a potential conflict of interest. Turner will in all instances seek to resolve any conflicts of interests that may arise prior to voting proxies or selecting a proxy voting agent/research provider in a manner that reflects the best interests of its clients.

Securities Lending:

Turner will generally not vote nor seek to recall in order to vote shares on loan in connection with client administered securities lending programs, unless it determines that a vote is particularly significant. Seeking to recall securities in order to vote them even in these limited circumstances may nevertheless not result in Turner voting the shares because the securities are unable to be recalled in time from the party with custody of the securities, or for other reasons beyond Turner’s control. Clients that participate in securities lending programs should expect that Turner will not frequently vote or seek to recall in order to vote shares that are on loan.

Obtaining Proxy Voting Information:

To obtain information on how Turner voted proxies or for a copy of current PVS guidelines, please contact:

Andrew Mark, Director of Operations
and Technology Administration
c/o Turner Investment Partners, Inc.
1205 Westlakes Drive, Suite 100
Berwyn, PA 19312

Recordkeeping:

Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv)
records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision. Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.

Adopted: July 1, 2003
Last revised: June 15, 2009

UBS GLOBAL ASSET MANAGEMENT AMERICAS
CORPORATE GOVERNANCE AND PROXY VOTING
POLICY AND PROCEDURES

Policy Summary

Underlying our voting and corporate governance policies we have two fundamental objectives:

1.	We seek to act in the best financial interests of our clients to enhance the long-term value of their investments.

2.	As an investment advisor, we have a strong commercial interest that companies in which we invest on behalf of our clients are successful. We promote best practice in the boardroom.

To achieve these objectives, we have implemented this Policy, which we believe is reasonably designed to guide our exercise of voting rights and the taking of other appropriate actions, and to support and encourage sound corporate governance practice.

This policy helps to maximize the economic value of our clients‘
investments by establishing proxy voting standards that conform with UBS Global
Asset Management‘s philosophy of good corporate governance.

Risks Addressed by this Policy

This policy is designed to addresses the following risks:

•	Failure to provide required disclosures for investment advisers and registered investment companies.

•	Failure to vote proxies in best interest of clients and funds.

•	Failure to identify and address conflicts of interest.

•	Failure to provide adequate oversight of third party service providers.

Voting and Corporate Governance Policy
A.	Global Corporate Governance Principles		2
B.	Macro-Rationales and Explanations for Proxy Voting		4
C.	Global Voting and Corporate Governance Procedures		11

	I.	Corporate Governance Committees	12
	II.	Interaction with Company and Board of Directors	13
	III.	Contacting the Media	14
	IV.	Proxy Voting Process	14

	V.	Proxy Voting Disclosure Guidelines	15

	VI.	Proxy Voting Conflict Guidelines	16
	VII.	Record Keeping	16
		Appendix A - Special Disclosure Guidelines for
		Registered Investment Company Clients	17

A.	Global Corporate Governance Principles

Overview

These principles describe the approach of UBS Global Asset Management
(Americas) Inc., (UBS Global AM) to Corporate Governance and to the exercise of voting rights on behalf of its clients (which include funds, individuals, pension schemes, and all other advisory clients).

Where clients of UBS Global AM have delegated the discretion to exercise the voting rights for shares they beneficially own, UBS Global AM has a fiduciary duty to vote shares in the clients’ best interests. These principles set forth UBS
Global AM’s approach to corporate governance and to the exercise of voting rights when clients have delegated their voting rights to UBS Global AM.

Key principles

UBS Global AM’s global corporate governance principles are based on our active investment style and structure whereby we have detailed knowledge of the investments we make on behalf of our clients and therefore are in a position to judge what is in the best interests of our clients as beneficial owners.

We believe voting rights have economic value and should be treated accordingly.
Where we have been given the discretion to vote on clients’ behalves, we will exercise our delegated fiduciary responsibility by voting in a manner we believe will most favorably impact the economic value of their investments.

Good corporate governance should, in the long term, lead towards both better corporate performance and improved shareholder value. Thus, we expect board members of companies in which we have invested to act in the service of the shareholders, view themselves as stewards of the company, exercise good judgment and practice diligent oversight of the management of the company. A commitment to acting in as transparent a manner as possible is fundamental to good governance.

Underlying our voting and corporate governance principles we have two fundamental objectives:

1.	We seek to act in the best financial interests of our clients to enhance the long-term value of their investments.
2.	As an investment advisor, we have a strong commercial interest that companies in which we invest, on behalf of our clients are successful. We promote best practice in the boardroom.

To achieve these objectives, we have established this Policy, which we believe is reasonably designed to guide our exercise of voting rights and the taking of other appropriate actions, and to support and encourage sound corporate governance practice. These Principles are implemented globally to harmonize our philosophies across UBS Global AM offices worldwide. However, these
Principles permit individual regions or countries within UBS Global AM the discretion to reflect local laws or standards where appropriate.

While there is no absolute set of standards that determine appropriate governance under all circumstances and no set of values will guarantee ethical board behavior, there are certain principles, which provide evidence of good corporate governance. We will, therefore, generally exercise voting rights on behalf of clients in accordance with the following principles.

Board Structure

Some significant factors for an effective board structure include:
• An effective Chairman is key;

•	The roles of Chairman and Chief Executive generally should be separated;
•	Board members should have appropriate and diverse experience and be capable of providing good judgment and diligent oversight of the management of the company;
•	The Board should include executive and non-executive directors; and
•	Non-executive directors should provide a challenging, but generally supportive environment for the executive directors.

Board Responsibilities

Some significant factors for effective discharge of board responsibilities include:
•	The whole Board should be fully involved in endorsing strategy and in all major strategic decisions (e.g., mergers and acquisitions).
•	The Board should ensure that at all times:
• Appropriate management succession plans are in place;
• The interests of executives and shareholders are aligned;
• The financial audit is independent and accurate;
• The brand and reputation of the company is protected and enhanced;
• A constructive dialogue with shareholders is encouraged; and
• It receives all the information necessary to hold management to account.

Areas of Focus

Some examples of areas of concern related to our Corporate Governance focus include the following:
•	Economic value resulting from acquisitions or disposals;
•	Operational performance;
•	Quality of management;
•	Independent non-executive directors not holding executive management to account;
•	Quality of internal controls;
•	Lack of transparency;
•	Inadequate succession planning;
•	Poor approach to corporate social responsibility;
•	Inefficient management structure; and
•	Corporate activity designed to frustrate the ability of shareholders to hold the
Board to account or realize the maximum value of their investment.

B.	Macro-Rationales and Explanations for Proxy Voting

Overview

These macro-rationales and explanations detail UBS Global AM’s approach to the exercise of voting rights on behalf of its clients (which includes funds, individuals, pension schemes, and all other advisory clients). The basis of the macro rationales and explanations is to define guidelines for voting shares held on behalf of our advisory clients in their best interests.

Macro-Rationales are used to help explain our proxy vote. The Macro-
Rationales reflect our global governance principles and local policies, enables voting consistency and provides flexibility our analyst can reflect specific knowledge of the company as it relates to a proposal. Explanations are associated with each Macro-Rationale and are used in our proxy voting operations to communicate our voting decision internally and on client reports.

PROXY VOTING MACRO RATIONALES & EXPLANATIONS

Macro Rationale	Explanation
1. General Guidelines
a. When our view of the management is	1. View of management is Favorable.
favorable, we generally support current
management initiatives. When our view is	2. View of management is Un-Favorable.
that changes to the management structure
would probably increase shareholder value,
we may not support existing management
proposals.

b. If management’s performance has been	1. Management performance is
questionable we may abstain or vote against	questionable.
specific proxy proposals.

c. Where there is a clear conflict between	1. A conflict exists between the board
management and shareholder interests,	and shareholder interests.
even in those cases where management has
been doing a good job, we may elect to vote
against management.

d. In general, we oppose proposals, which in	1. Proposal entrenches management.
our view, act to entrench management.

e. In some instances, even though we	1. While we support management, this
strongly support management, there are	proposal should be voted on by
some corporate governance issues that, in	shareholders.
spite of management objections, we believe
should be subject to shareholder approval.

2. Board of Directors and Auditors
a. Unless our objection to management’s	1. We believe the auditors are
recommendation is strenuous, if we believe	competent.
auditors are competent and professional, we
support continuity in the appointed auditing	2. We object to these auditors.
firm subject to regular review.
3. Nominee for independent Internal
Statutory Auditor not considered
independent.

b. We generally vote for proposals that seek	1. Shareholders should be able to set
to fix the size of the board and/or require	the size of the board.
shareholder approval to alter the size of the
board and that allow shareholders to remove
directors with or without cause.

c. We generally vote for proposals that	1. Shareholders should have the right to
permit shareholders to act by written consent	call a special meeting.
and/or give
the right to shareholders to call a special
meeting.

d. We will vote for separation of Chairman	1. Company does not have a lead
and CEO if we believe it will lead to better	director.
company management, otherwise, we will
support an outside lead director board	2. Company has a lead director.
structure.
3. Combined Chairman and Chief
Executive, contrary to best practice.

e. We will normally vote for all board	1. Board ignored shareholder vote.
members unless we determine conflicts exist
or the board is not independent.	2. Executive contract exceeds 1 year in
length.

3. Not considered independent
insufficient independent non-executives.

4. Member of the Audit or Remuneration
Committee(s), not considered
Independent.

5. Bundled resolution for election of
Directors not appropriate.

6. Not Independent, serves on the
Compensation and Nomination
Committees.

7. Executive contract exceeds 4 years.

8. Not in shareholders’ interests.

3. Compensation
a. We will not try to micro-manage	1. We will not-micro manage
compensation schemes; however, we	compensation.
believe remuneration should not be
excessive, and we will not support	2. The overall quantum of remuneration
compensation plans that are poorly	is too high.
structured or otherwise egregious.

b. Senior management compensation should	1. Compensation should be set by the
be set by independent directors according to	board, not shareholders.
industry standards, taking advice from
benefits consultants where appropriate.

c. All senior management and board	1. Transparency in compensation is
compensation should be disclosed within	desired.
annual financial statements, including the
value of fringe benefits, company pension
contributions, deferred compensation and
any company loans.

d. We may vote against a compensation or	1. Remuneration policy insufficiently
incentive program if it is not adequately tied	aligned with shareholder interests.
to a company’s fundamental financial
performance; is vague; is not in line with	2. The vesting conditions are
market practices; allows for option re-pricing;	inappropriate.
does not have adequate performance
hurdles or is highly dilutive.	3. The vesting conditions are
insufficiently challenging.

4. The matching awards are too
generous.

5. The re-pricing of options is against
best practice.

6. Dilution of executive remuneration
scheme exceeds best practice
guidelines.

7. Plan structure does not provide
suitable long term incentive.

8. Performance conditions
unsatisfactory.

9. Contrary to best market practice.

e. Where company and management’s	1. Rewards for poor performance are
performance has been poor, we may object	unacceptable.
to the issuance of additional shares for
option purposes such that management is
rewarded for poor performance or further
entrenches its position.

f. Given the increased level of responsibility	1. Compensation should be balanced.
and oversight required of directors, it is
reasonable to expect that compensation
should increase commensurably. We

consider that there should be an appropriate
balance between fixed and variable elements
of compensation and between short and long
term incentives.

g. In order to increase reporting transparency	1. Stock Options should be expensed.
and approximate accuracy, we believe stock
options should be expensed.

4. Governance Provisions
a. We believe that votes at company	1. One Share, One Vote.
meetings should be determined on the basis
of one share one vote. We will vote against
cumulative voting proposals.

b. We believe that “poison pill” proposals,	1. Poison Pill proposals should have
which dilute an issuer’s stock when triggered	shareholder approval.
by particular events, such as take-over bids
or buy-outs, should be voted on by the	2. Current anti-takeover provisions are
shareholders and will support attempts to	adequate.
bring them before the shareholders.

c. Any substantial new share issuance	1. Significant share increase should
should require prior shareholder approval.	have shareholder approval.

d. We believe proposals that authorize the	1. Blank check stock issuance is not
issuance of new stock without defined terms	acceptable.
or have conditions that are intended to thwart
a take-over or restrict effective control by	2. Anti-takeover defense, not in
shareholders should be discouraged.	shareholders interests.

3. General authority to issue shares
without pre-emption rights not in
shareholders
interests.
e. We will support directives to increase the	1. We support efforts to improve board
independence of the board of directors when	independence.
we believe that the measures will improve
shareholder value.

f. We generally do not oppose	1. Staggered or classified boards
management’s recommendation to	provide continuity.
implement a staggered or classified board
and generally support the regular re-election	2. Annual election of directors
of directors on a rotational basis as it may	agreeable with management approval.
provide some continuity of oversight.

g. We will support reasonable proposals that	1. Proposal to nominate directors is
enable shareholders to directly nominate	reasonable.
directors.
2. Proposal to nominate directors is
questionable.

h. We will vote for shareholder proposals	1. A director resignation policy is in
requesting directors be elected by a Majority	place.
Vote unless the company has cumulative
voting, a director resignation policy in place	2. A director resignation policy is not in
or is very likely to have one in place by the	place.
next meeting.

i. We will normally vote for proposals that	1. We support reductions in super
reduce supermajority voting limits.	majority voting.

2. Existing super majority voting
conditions are reasonable.

j. We will vote in favour of shareholder	1. We encourage confidential voting.
resolutions for confidential voting.

5. Capital Structure and Corporate
Restructuring
a. It is difficult to direct where a company	1. Companies are free to incorporate
should incorporate, however, in instances	anywhere.
where a move is motivated solely to entrench
management or	2. Actions motivated to entrench
restrict effective corporate governance, we	management.
will vote accordingly.

b. In general we will oppose management	1. Dual classes of stock are
initiatives to create dual classes of stock,	inappropriate.
which serves to insulate company
management from shareholder opinion and
action. We support shareholder proposals to
eliminate dual class schemes.

6. Mergers, Tenders Offers & Proxy
Contests
a. Based on our analysis and research we	1. We agree with the merger.
will support proposals that increase
shareholder value and vote against	2. We object to the merger.
proposals that do not.

7. Social, Environmental, Political &
Cultural
a. Depending on the situation, we do not	1. Companies should feel free to
typically vote to prohibit a company from	compete anywhere in the world.
doing business anywhere in the world.

b. There are occasional issues, we support,	1. Special interest proposals should not
that encourage management to make	be addressed in the proxy.
changes or adopt more constructive policies
with respect to social, environmental, political
and other special interest issues, but in many
cases we believe that the shareholder
proposal may be too binding or restrict
management’s ability to find an optimal
solution. While we wish to remain sensitive
to these issues, we believe there are better
ways to resolve them than through a proxy
proposal. We prefer to address these issues

through engagement.

c. Unless directed by clients to vote in favour	1. Proposal poses an unnecessary
of social, environmental, political and other	economic cost on the company
special interest proposals, we are generally
opposed to special interest proposals that
involve an economic cost to the company or
that restrict the freedom of management to
operate in the best interest of the company
and its shareholders.

8. Administrative and Operations
a. Occasionally, stockholder proposals, such	1. Special reports, studies and
as asking for reports, conducting studies and	disclosures are not considered
making donations to the poor, are presented	economic.
in a way that appear to be honest attempts at
bringing up a worthwhile issue.
Nevertheless, judgment must be exercised
with care, as we do not expect our
shareholder companies to be charitable
institutions.

b. We are sympathetic to shareholders who	1. Regulatory agencies do not require
are long-term holders of a company’s stock,	this action.
who desire to make concise statements
about the long-term operations of the
company in the proxy statement. However,
because regulatory agencies do not require
such actions, we may abstain unless we
believe there are compelling reasons to vote
for or against.

9. Miscellaneous
a. Where a client has given specific direction	1. Voted in accordance with a client
as to how to exercise voting rights on its	guideline.
behalf, we will vote in accordance with a
client’s direction.

b. Where we have determined that the voting	1. Obstacles exist to effectively voting
of a particular proxy is of limited benefit to	this proxy.
clients or where the costs of voting a proxy
outweigh the benefit to clients, we may	2. Local voting practices could restrict
abstain or choose not to vote. Among	our ability to manage the portfolio.
others, such costs may include the cost of
translating a proxy, a requirement to vote in
person at a shareholders meeting or if the
process of voting restricts our ability to sell
for a period of time (an opportunity cost).

c. For holdings managed pursuant to	1. Voting delegated to a proxy voting
quantitative, index or index-like strategies,	service per our guidelines.
we may delegate the authority to exercise

voting rights for such strategies to an
independent proxy voting and research
service with the direction that the votes be
exercised in accordance with this Policy. If
such holdings are also held in an actively
managed strategy, we will exercise the
voting rights for the passive holdings
according to the active strategy.

d. In certain instances when we do not have	1. Lack of details on proposals.
enough information we may choose to
abstain or vote against a particular proposal.

C.	Global Voting and Corporate Governance Procedures

Overview

Where clients have delegated the discretion to exercise the voting rights for shares they beneficially own to UBS Global AM, we have a fiduciary duty to vote shares in the clients’ best interests. These procedures provide a structure for appropriately discharging this duty, including the handling of conflicts of interest.

I.	Corporate Governance Committees

Members

The UBS Global Asset Management Global Corporate Governance Committee
(the “Global Committee) will approve the membership of the UBS Global AM
Corporate Governance Committee (the “Americas Committee”). The
membership in the Global Committee will be approved by the Equities
Investment Committee of UBS Global Asset Management.

Responsibilities of the Global Committee

•	To review, approve and oversee the implementation of the Global Corporate
Governance Principles.
•	Keep abreast of and share trends in corporate governance and update these principles as necessary.
•	To provide a forum for discussing corporate governance issues between regions.
•	Coordinate with the Communications group on all corporate or other communication related to global proxy issues.
•	Consult with Analysts, Research Directors and others regarding issues relevant to portfolio companies.
•	Engage and oversee any independent proxy voting services being used.
•	Oversee the activities of the Local Corporate Governance Committees.

•	Review and resolve conflicts of interest.

Meetings

Meetings will be held at least quarterly.
Local Corporate Governance Committees

Each office or region, as applicable, will set up a Local Corporate Governance
Committee to discuss local corporate governance issues and to review proxies.
Each Local Corporate Governance Committee will set its own agenda. The
Global Committee will nominate the chairs for the Local Corporate Governance
Committees. The local chair will nominate, for approval by the Global
Committee, additional persons as candidates for membership on the local committee.

Responsibilities of the Americas Committee

The Americas Committee will serve as the local committee and is responsible for implementing this Policy in the Americas Region.

•	Keep abreast of and share trends in corporate governance and update local policy as necessary.
•	Provide a forum for discussing corporate governance issues within a region.
•	Oversee the proxy voting process.
•	Coordinate with the Communications group all corporate or other communication related to local proxy issues.
•	Consult with Analysts, Research Directors and others regarding issues relevant to portfolio companies.
•	Interpret the Global Corporate Governance Principles in the context of local legal requirements and practice, updating local policy as necessary.
•	Minutes of meetings to be sent to the Global Committee.

Meetings

Meetings will be held at least twice a year.

II.	Interaction with Company and Board of Directors

Relationship with the Company and the Board of Directors

•	On behalf of our clients, we aim to be supportive, long-term shareholders.
We seek to develop both a long-term relationship and an understanding of mutual objectives and concerns with the companies in which we invest.

• We do this through meetings between our investment analysts and portfolio managers, on the one hand, and company management and the board of directors, on the other.
• These meetings enable us to have discussions with company management and the board of directors about corporate strategy and objectives and to make an assessment of management’s performance. They also allow us to monitor a particular company’s development over time and assess progress against our expectations as investors. They also give us an opportunity to outline what our expectations are and to explain our views on important issues.

Formal Communications with the Board

• Where we suspect poor corporate governance may negatively impact the long-term valuation of the company (including loss of confidence in senior management), we will attempt to gather further information from the company and standard information sources.
• If action is considered necessary, we will attempt to arrange an informal meeting with one or more non-executive (outside) directors to gather additional information and to learn more about the company’s corporate governance practices. The intent of the meeting with non-executive (outside)
directors is to understand the company better and to communicate our concerns.
• All efforts to contact management or the board of directors regarding specific corporate governance issues should be approved by the Global Committee or if time is of the essence the Head or Deputy Head of Global Equity, and the
Legal & Compliance Department.
• If it is determined that appropriate corporate governance practices are not present or likely to be put in place, then we may:
•	Formally communicate with the Chairman of the Board or the full Board of
Directors;
•	Withdraw our support for the common stock;
•	Reflect our positions in our proxy vote opportunities; or
•	Contact other shareholders regarding our concerns.

Any such steps may only be taken in compliance with applicable law.

III.	Contacting the Media

UBS Global AM generally will not comment on any matters relating to corporate governance or proxy issues of any individual company. This policy is based on issues of client privilege as well as assuring compliance with various regulations.
Requests from the media for general information relating to this Policy, comments on corporate governance or proxy issues relating to a specific security or general, non-specific issues related to corporate governance, must be directed via Communications/Marketing (country/region/business/investment/global) to the relevant investment area and Legal & Compliance Department. They will determine if there is to be an exception to this rule and inform the relevant
Marketing/Communications team. The situation will be explained to UBS Media
Relations who will notify the journalist of our position.

IV. Proxy Voting Process

Given the magnitude of the effort, availability of resources and local customs, certain functions and responsibilities may be delegated to the Local Corporate
Governance Committees or others for the efficient processing of the votes. All proxy voting matters will be managed by a dedicated team located in the London office, irrespective of where the underlying client is managed.

The Global and Local Corporate Governance Committees, as appropriate, will bring Legal & Compliance into the decision making process on complex issues and on issues involving conflicts of interests.

The Americas Committee will appoint a deputy who is responsible for voting of all routine proxy matters in accordance with these policies and procedures. The deputy will contact the appropriate industry analyst and/or the members of the
Americas Committee for guidance on how to vote non-routine matters.

The Americas Committee, or its delegate, will:

• Take necessary steps to determine that we are receiving ballots for all accounts over which we have voting authority and where we intend to vote;
• Instruct the Head of Operations to recall, if possible, securities that are currently on loan so that they may be voted on non-routine proxy matters;
• Implement procedures to identify conflicts and vote such proxies in accordance with Section VI of these procedures;
• Implement procedures to vote proxies in accordance with client direction if applicable; and
• Conduct periodic due diligence on any proxy voting services being employed.

V. Proxy Voting Disclosure Guidelines

General

• Upon request or as required by law or regulation, UBS Global AM will disclose to a client or client’s fiduciaries, the manner in which we exercised voting rights on behalf of the client.

•	Upon request, we will inform a client of our intended vote. Note, however, in some cases, because of the controversial nature of a particular proxy, our intended vote may not be available until just prior to the deadline. If the request involves a conflict due to the client’s relationship with the company that has issued the proxy, the Legal & Compliance Department should be contacted immediately to ensure adherence to UBS Global AM Corporate
Governance principles. (See Proxy Voting Conflict Guidelines below).

•	Other than as described herein, we will not disclose our voting intentions or make public statements to any third party (except electronically to our proxy vote processor or regulatory agencies) including but not limited to proxy solicitors, non-clients, the media, or other UBS divisions, but we may inform such parties of the provisions of our Policy. We may communicate with other shareholders regarding a specific proposal but will not disclose our voting intentions or agree to vote in concert with another shareholder without approval from the Chairman of the Global Corporate Governance Committee
and regional Legal & Compliance Department.
•	Any employee, officer or director of UBS Global Asset Management receiving an inquiry directly from a company will notify the appropriate industry analyst and persons responsible for voting the company’s proxies.
•	Companies may be provided with the number of shares we own in them.
•	Proxy solicitors will not be provided with either our votes or the number of shares we own in a particular company.
•	In response to a proxy solicitor or company agent, we will acknowledge receipt of the proxy materials, inform them of our intent to vote or that we have voted, but not the manner in which we voted.
•	We may inform the company (not their agent) where we have decided to vote against any material resolution at their company.

The Chairman of the Global Committee and the Chair of the Americas
Committee must approve exceptions to this disclosure policy.

VI.	Proxy Voting Conflict Guidelines

In addition to the Proxy Voting Disclosure Guidelines above, UBS Global AM has implemented the following guidelines to address conflicts of interests that arise in connection with our exercise of voting rights on behalf of clients:

•	Under no circumstances will general business, sales or marketing issues influence our proxy votes.
•	UBS Global AM and its affiliates engaged in banking, broker-dealer and investment banking activities (“Affiliates”) have policies in place prohibiting the sharing of certain sensitive information. These policies prohibit our personnel from disclosing information regarding our voting intentions to any
Affiliate. Any of our personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which we intend to vote on a specific issue, must terminate the contact and notify the Legal &
Compliance Department immediately. {Note: Legal & Compliance personnel may have contact with their counterparts working for an Affiliate on matters involving information barriers.} In the event of any issue arising in relation to
Affiliates, the Chair of the Global Committee must be advised, who will in turn advise the Chief Risk Officer.
• Where UBS Global AM is aware of a conflict of interest in voting a particular proxy, the Americas Committee will be notified of the conflict and will determine how such proxy should be voted.

VII. Record Keeping

UBS Global AM will maintain records of proxies voted. Such records include copies of:

• Our policies and procedures;
• Proxy statements received;
• Votes cast per client;
• Number of shares voted;
• Communications received and internal documents created that were material to the voting decision; and
• A list of all proxies where it was determined a conflict existed and any written rationale created or approved by the Local Corporate Governance Committee supporting its voting decision.

Nothing in these procedures should be interpreted to prevent dialogue with the company and its advisers by the industry analyst, proxy voting delegates or other appropriate senior investment personnel when a company approaches us to discuss governance issues or resolutions they wish to include in their policy statement.

Appendix A

Special Disclosure Guidelines for Registered Investment Company Clients

1.	Registration Statement (Open-end and Closed-End Funds) Management
is responsible for ensuring the following:
	•	That this policy and procedures, which are the policy and procedures used by the investment adviser on the Funds’ behalf, are described in the
Statement of Additional Information (SAI). The policy and procedures may be described in the SAI or attached as an exhibit to the registration statement.
	•	That the SAI disclosure includes the procedures that are used when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Funds’ investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser or principal underwriter, on the other.
	•	That the SAI disclosure states that information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling a specified toll-free
(or collect) telephone number; or on or through the Fund’s website, or both; and (ii) on the Securities and Exchange Commission’s (Commission)
website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail. If website disclosure is elected, Form N-PX must be posted as soon as reasonable practicable after filing the report with the Commission, and must remain available on the website as long the Fund discloses that it is available on the website.

2.	Shareholder Annual and Semi-annual Report (Open-End and Closed-
End Funds) Management is responsible for ensuring the following:
	•	That each Fund’s shareholders report contain a statement that a description of this policy and procedures is available (i) without charge, upon request, by calling a toll free or collect telephone number; (ii) on the
Fund’s website, if applicable; and (iii) on the Commission’s website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail.
	•	That the report contain a statement that information regarding how the
Fund voted proxies during the most recent 12-month period ended June
30 is available (i) without charge, upon request, by calling a specified toll-
free (or collect) telephone number; or on or through the Fund’s website, or both; and (ii) on the Commission’s website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail. If website disclosure is elected, Form N-PX must be posted as soon as reasonable practicable after filing the report with the Commission, and must remain available on the website as long the
Fund discloses that it is available on the website.

3.	Form N-PX (Open-End and Closed-End Funds) Management is
responsible for ensuring the following:
	•	That this policy and procedures are described in Form N-CSR. In lieu of describing these documents, a copy of this policy and procedures may simply be included with the filing. However, the Commission’s preference is that the procedures by included directly in Form N-CSR and not attached as an exhibit to the N-CSR filing.
	•	That the N-CSR disclosure includes the procedures that are used when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Funds’ investment adviser, principal underwriter, or any affiliated person of the Fund, its investment adviser or principal underwriter, on the other hand.

4.	Form N-PX (Open-End and Closed-End Funds) Management is
responsible for ensuring the following:
	•	That the securities lending agreement used by a Fund will provide that when voting or consent rights that accompany a loan pass to the borrower, the Fund making the loan will have the right to call the loaned securities to permit the exercise of such rights if the matters involved would have a material affect on the applicable Fund’s investment in the loaned security.
	•	That each fund files its complete proxy voting records on Form N-PX for the twelve month period ended June 30 by no later than August 31 of each year.
	•	Fund management is responsible for reporting to the Funds’ Chief
Compliance Officer any material issues that arise in connection with the voting of Fund proxies or the preparation, review and filing of the Funds’
Form N-PX.

5.	Oversight of Disclosure:
	•	The Funds’ Chief Compliance Officer shall be responsible for ensuring that the required disclosures listed in these procedures are implemented and complied with. The Funds’ Chief Compliance Officer shall recommend to each Fund’s Board any changes to these policies and procedures that he or she deems necessary or appropriate to ensure that Funds’ compliance with relevant federal securities laws.

Responsible Parties
The following parties will be responsible for implementing and enforcing this policy: The Americas Committee and Chief Compliance Office of UBS Global AM or
his/her designees
Documentation
Monitoring and testing of this policy will be documented in the following ways:
•	Annual review by Funds’ and UBS Global AM’s Chief Compliance Officer of
effectiveness of these procedures
•	Annual Report of Funds’ Chief Compliance Officer regarding the effectiveness of these procedures
•	Periodic review of any proxy service vendor by the Chief Compliance
Officer
•	Periodic review of any proxy votes by the Americas Committee

Compliance Dates
•	File Form N-PX by August 31 for each registered investment company client
•	Annual review by the Funds’ and UBS Global AM’s Chief Compliance
Officer of the effectiveness of these procedures
•	Annual Report of Funds’ Chief Compliance Officer regarding the effectiveness of these procedures
•	Form N-CSR, Shareholder Annual and Semi-Annual Reports, and annual updates to Fund registration statements as applicable
•	Periodic review of any proxy service vendor by the Chief Compliance
Officer
•	Periodic review of proxy votes by the Americas Committee

Other Policies
Other policies that this policy may affect include:
•	Recordkeeping Policy
•	Affiliated Transaction Policy
•	Code of Ethics

•	Supervision of Service Providers Policy

Vaughan Nelson Investment Management, L.P.
Description of Proxy Voting Policy and Procedures

Policy

Vaughan Nelson undertakes to vote all client proxies in a manner reasonably expected to ensure the client’s best interest is upheld and in a manner that does not subrogate the client’s best interest to that of the firm’s in instances where a material conflict exists.

Approach

Vaughan Nelson has created a Proxy Voting Guideline (“Guideline”) believed to be in the best interest of clients relating to common and recurring issues found within proxy voting material.
The Guideline is the work product of Vaughan Nelson’s Investment Committee and it considers the nature of it’s business, the types of securities being managed and other sources of information including, but not limited to, research provided by an independent research firm (Risk Metrics
Group), internal research, published information on corporate governance and experience. The
Guideline helps to ensure voting consistency on issues common amongst issuers and to serve as evidence that a vote was not the product of a conflict of interest but rather a vote in accordance with a pre-determined policy. However, in many recurring and common proxy issues a “blanket voting approach” cannot be applied. In these instances the Guideline indicates that such issues will be addressed on a case-by-case basis in consultation with a portfolio manager to determine how to vote the issue in the client’s best interest.

Vaughan Nelson, in executing their duty to vote proxies, may encounter a material conflict of interest. Vaughan Nelson does not envision a large number of situations where a conflict of interest would exist, if any, given the nature of Vaughan Nelson’s business, client base, relationships, the types of securities managed and the fact Vaughan Nelson is not affiliated with an investment banking or similar firm. Notwithstanding, if a conflict of interest arises we will undertake to vote the proxy or proxy issue in the client’s continued best interest. This will be accomplished by either casting the vote in accordance with the Guideline, if the application of such policy to the issue at hand involves little discretion on Vaughan Nelson’s part, or casting the vote as indicated by the independent third-party research firm, Risk Metrics Group.
Finally, there may be circumstances or situations that may preclude or limit the manner in which a proxy is voted. These may include: 1) Mutual funds – whereby voting may be controlled by restrictions within the fund or the actions of authorized persons, 2) International Securities –
whereby the perceived benefit of voting an international proxy does not outweigh the anticipated costs of doing so, 3) New Accounts – instances where security holdings assumed will be sold in the near term thereby limiting any benefit to be obtained by a vote of proxy material, or 4)
Unsupervised Securities – where the firm does not have a basis on which to offer advice, 5)
where the firm may abstain from voting when, in a good faith determination, the costs involved to vote a proxy cannot be justified (e.g., total holdings less than 10,000 shares, cost of translations, etc.) or 6) a security is out on loan.

In summary, Vaughan Nelson’s goal is to vote proxy material in a manner that is believed to assist in maximizing the value of a portfolio.

Vaughan Nelson’s procedures in practice involve forwarding a listing of client holdings to Risk
Metrics Group each day in order to assist with identifying upcoming proxy votes. Vaughan
Nelson arranges for the custodians associated with each client to forward all client proxy forms to

Risk Metrics Group. Once a “proxy analysis” is received from Risk Metrics Group the individual issues are matched to the Vaughan Nelson Proxy Voting Guideline. Areas not covered by the
Guideline (such as votes on mergers/acquisitions) are routed to the portfolio manager for vote indications. Completed proxy analyses are voted electronically through an interface with Risk
Metrics Group who then completes the actual proxy vote on Vaughan Nelson’s behalf. All analyses with vote indications are retained. Reports concerning votes made on behalf of an account are accessible through Risk Metrics Group.

Westwood Management Corporation
IA Policies and Procedures Manual
10/10/2007 to Current

Proxy Voting

Policy

27.1. Westwood, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

27.2. Westwood has engaged ISS (Institutional Shareholder Services) for assistance with the proxy voting process for our clients. ISS is a leading provider of corporate governance and proxy voting services. Their main objective is to assist institutional investors by researching the financial implications of proxy proposals and by casting votes that will enhance and protect shareholder returns. In most cases, we agree with the recommendations of ISS, however, ballots are reviewed bi-monthly by our analysts and we may choose to vote differently than ISS if we believe it in the best interest of our clients.

Background

27.4. Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

Responsibility

27.3. Westwood’s Assistant Vice President of Operations has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

Procedure

27.5. Westwood has adopted the following procedures to implement the firm’s policy:

27.5.1.	Proxy Voting Records. With respect to proxy record keeping, Westwood maintains complete files for all clients. These files include a listing of all proxy material sent on behalf of our clients along with individual copies of each response. Client access to these files can be arranged upon request. A summary of voting is sent to each client on an annual basis.

27.5.2.	Voting Procedures

a.	Westwood has engaged ISS (Institutional Shareholder Services) for assistance with the proxy voting process for our clients;

b.	All proxy materials that Westwood is responsible for voting on behalf of clients shall be forwarded to ISS;

c. Westwood’s analysts review the ISS proxy voting recommendations on a bi-monthly basis. The analyst may choose to vote differently than ISS if the analyst believes it is in the best interest of the client;

d.	If Westwood chooses to vote differently than ISS, we have access to change votes online through the ISS website. If Westwood agrees with ISS recommendations, no response to ISS is necessary;

e.	ISS will complete the proxy and mail the proxy in a timely and appropriate manner.

27.5.3. Disclosure

a.	Westwood will provide conspicuously displayed information in its Disclosure Document summarizing this proxy voting policy and procedures, including a statement that clients may request a proxy voting summary information regarding how Westwood voted a client’s proxies, and that clients may request a copy of these policies and procedures.

b.	The Assistant Vice President of Operations will also send a copy of this summary to all existing clients who have previously received Westwood’s Disclosure Document; or the Assistant Vice
President of Operations may send each client the amended Disclosure Document. Either mailing shall highlight the inclusion of information regarding proxy voting.

27.5.4. Client Requests for Information

a.	All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the Assistant Vice President of Operations.

b.	In response to any request the Assistant Vice President of Operations will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Westwood voted the client’s proxy with respect to each proposal about which client inquired.

27.5.5. Voting Guidelines

a.	Westwood has engaged ISS (Institutional Shareholder Services) for assistance with the proxy voting process for our clients. The ISS Proxy Voting Guidelines are attached as Exhibit H.

b.	Westwood analysts will review the ISS proxy voting recommendations bi-monthly using the following guidelines:

i. Westwood will vote proxies in the best interests of each particular client.

ii. Westwood’s policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client.

iii. Clients are permitted to place reasonable restrictions on Westwood’s voting authority in the same manner that they may place such restrictions on the actual selection of account securities.

27.5.6. Conflicts of Interest

a.	Westwood will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of Westwood with the issuer of each security to determine if
Westwood or any of its employees has any financial, business or personal relationship with the issuer.

b.	If a material conflict of interest exists, the Assistant Vice President of Operations will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through the objective means of voting consistent with the independent third party ISS voting recommendations.

c.	Westwood will maintain a record of the voting resolution of any conflict of interest.

27.5.7. Recordkeeping. The Assistant Vice President of Operations shall retain the following proxy records in accordance with the SEC’s five- year retention requirement:

a.	These policies and procedures and any amendments;

b.	A proxy voting summary from ISS;

c.	Any document Westwood created that was material to making a decision to vote in opposition to
ISS’s recommendation, or that memorializes any such decision; and

d. A copy of each written request from a client for a proxy voting summary, and a copy of any written response.

PART C. OTHER INFORMATION

Item 28. Exhibits.

(a)	(1)	a.	Articles of Amendment and Restatement dated 6/14/02 -- Filed as Ex-99.A.1.C on 12/30/02 (Accession No.
0001126871-02-000036)
		b.	Articles of Amendment dated 5/23/05 -- Filed as Ex-99.A on 09/08/05 (Accession No. 0000898786-05-000254)
		c.	Articles of Amendment dated 9/30/05 -- Filed as Ex-99.A on 11/22/05 (Accession No. 0000870786-05-000263)
		d.	Articles of Amendment dated 7/7/06 (Incorporated by reference from exhibit #1(2)b to registration statement No. 333-137477 filed on Form N-14 on 9/20/06 Accession No. 0000009713-06-000062)
		e.	Articles of Amendment -- Filed as Ex-99.B1 on 09/12/97 (Accession No. 0000898745-97-000023)
		f.	Articles of Amendment dated 06/04/08 -- Filed as Ex-99.A on 07/17/08 (Accession No.
0000009713-08-000060)
		g.	Articles of Amendment dated 06/30/09 – Filed as Ex-99.A(1)h on 10/07/09 (Accession No. 0000898745-09-
000489)
		h.	Articles of Amendment dated 09/30/09 – Filed as Ex-99.A(1)h on 10/29/10 (Accession No. 0000898745-10-
000490)

	(2)	a.	Articles Supplementary dated 9/25/02 -- Filed as Ex-99.A.4.D on 12/30/02 (Accession No. 0001126871-02-
000036)
		b.	Articles Supplementary dated 2/5/03 – Filed as Ex-99.A on 02/25/03 (Accession No. 0000870786-03-000031)
		c.	Articles Supplementary dated 4/30/03 -- Filed as Ex-99.A4F on 09/11/03 (Accession No. 0000870786-03-
000169)
		d.	Articles Supplementary dated 6/10/03 -- Filed as Ex-99.A4G on 09/11/03 (Accession No. 0000870786-03-
000169)
		e.	Articles Supplementary dated 9/9/03 -- Filed as Ex-99.A4H on 09/11/03 (Accession No. 0000870786-03-000169)
		f.	Articles Supplementary dated 11/6/03 – Filed as Ex-99.A on 12/15/03 (Accession No. 0000870786-03-000202)
		g.	Articles Supplementary dated 1/29/04-- Filed as Ex-99.A on 02/26/04 (Accession No. 0001127048-04-000033)
		h.	Articles Supplementary dated 3/8/04-- Filed as Ex-99.A on 07/27/04 (Accession No. 0000870786-04-000163)
		i.	Articles Supplementary dated 6/14/04 – Filed as Ex-99.A on 09/27/2004 (Accession No. 0000870786-04-
000207)
		j.	Articles Supplementary dated 9/13/04 – Filed as Ex-99.A on 12/13/04 (Accession No. 0000870786-04-000242)
		k.	Articles Supplementary dated 10/1/04 – Filed as Ex-99.A on 12/13/04 (Accession No. 0000870786-04-000242)
		l.	Articles Supplementary dated 12/13/04 -- Filed as Ex-99.A on 02/28/05 (Accession No. 0000870786-05-000065)
		m.	Articles Supplementary dated 2/4/05 – Filed as Ex-99.A on 05/16/05 (Accession No. 0000870786-05-000194)
		n.	Articles Supplementary dated 2/24/05 – Filed as Ex-99.A on 05/16/05 (Accession No. 0000870786-05-000194)
		o.	Articles Supplementary dated 5/6/05 – Filed as Ex-99.A on 09/08/05 (Accession No. 0000870786-05-000254)
		p.	Articles Supplementary dated 12/20/05 – Filed as Ex-99.A (2)p on 10/29/10 (Accession No. 0000898745-10-
000490)
		q.	Articles Supplementary dated 9/20/06 (Incorporated by reference from exhibit #1(4)t to registration statement
No. 333-137477 filed on Form N-14 on 9/20/06 Accession No. 0000009713-06-000062)
		r.	Articles Supplementary dated 1/12/07 -- Filed as Ex-99.A on 01/16/07 (Accession No. 0000898745-07-000011)
		s.	Articles Supplementary dated 1/22/07 -- Filed as Ex-99.A on 07/18/07 (Accession No. 0000898745-07-000086)
		t.	Articles Supplementary dated 7/24/07 -- Filed as Ex-99.A on 09/28/07 (Accession No. 0000898745-07-000152)
		u.	Articles Supplementary dated 09/13/07 -- Filed as Ex-99.A on 12/14/07 (Accession No. 0000898745-07-000184)
		v.	Articles Supplementary dated 1/3/08 -- Filed as Ex-99.A.4.Y on 02/20/08 (Accession No. 0000950137-08-
002501
		w.	Articles Supplementary dated 3/13/08 -- Filed as Ex-99.A4Z on 05/01/08 (Accession No. 0000950137-08-
006512)
		x.	Articles Supplementary dated 06/23/08 -- Filed as Ex-99.A on 07/17/08 (Accession No. 0000009713-08-
000060)
		y.	Articles Supplementary dated 09/10/08 -- Filed as Ex-99.A.4 on 12/12/08 (Accession No. 0000898745-08-
000166)
		z.	Articles Supplementary dated 10/31/08 – Filed as Ex-99.A.4 on 12/12/08 (Accession No. 0000898745-08-
000166)
		aa.	Articles Supplementary dated 01/13/09 – Filed as Ex-99.A(4)dd on 10/07/09 (Accession No. 0000898745-09-
000489)
		bb.	Articles Supplementary dated 03/10/09 – Filed as Ex-99.A(4)ee on 10/07/09 (Accession No. 0000898745-09-
000489)
		cc.	Articles Supplementary dated 05/01/09 – Filed as Ex-99.A(4)ff on 10/07/09 (Accession No. 0000898745-09-
000489)
		dd.	Articles Supplementary dated 06/19/09 – Filed as Ex-99.A(4)gg on 10/07/09 (Accession No. 0000898745-09-
000489)
		ee.	Articles Supplementary dated 09/25/09 – Filed as Ex-99.A(2)ee on 10/29/10 (Accession No. 0000898745-10-
000490)
		ff.	Articles Supplementary dated 01/28/10 – Filed as Ex-99.A(2)ff on 10/29/10 (Accession No. 0000898745-10-
000490)

		gg.	Articles Supplementary dated 05/03/10 – Filed as Ex A2GG on 07/29/10 (Accession No. 0000898745-10-
000394)

(b)	(1)	By-laws dtd 06/14/10 – Filed as Ex B1 on 07/29/10 (Accession No. 0000898745-10-000394

(c)	These have been previously filed as noted in response to Items 28(a) and 28(b).

(d)	(1)	a.	Amended & Restated Management Agreement dated 01/28/2010 – Filed as Ex-99.(D)(1)v on 03/16/2010
(Accession No. 0000898745-10-000157
		b.	Amended & Restated Management Agreement dated 03/16/2010 – Filed as Ex D1B on 07/29/10 (Accession No.
0000898745-10-000394)
		c.	Amended & Restated Management Agreement dated 04/01/2010 – Filed as Ex D1C on 07/29/10 (Accession No.
0000898745-10-000394)
		d.	Amended & Restated Management Agreement dated 07/01/2010 – Filed as Ex-99.D(1)d on 10/29/10
(Accession No. 0000898745-10-000490)
	(2)	a.	Amended & Restated Sub-Advisory Agreement with AllianceBernstein dated January 1, 2010 – Filed as Ex-
99.(D)(5)d on 03/16/2010 (Accession No. 0000898745-10-000157
	(3)	a.	Amended & Restated Sub-Adv Agreement with American Century dated 03/08/2010 –Filed as Ex-99 (d)(2)d on
05/04/10 (Accession No. 0000898745-10-000277)
	(4)	a.	Barrow Hanley Sub-Advisory Agreement dtd 7/12/05 – Filed as Ex-99.D on 09/08/05 (Accession No.
0000870786-05-000254)
	(5)	a.	Amended & Restated Sub-Advisory Agreement with BlackRock Financial Management, Inc. dated January 1,
2010 – Filed as Ex-99.(D)(6)b on 03/16/2010 (Accession No. 0000898745-10-000157
	(6)	a.	Brown Investment Advisory Incorporated Sub-Advisory Agreement dated 07/01/09 -- Filed as Ex-99.D(6)A on
07/29/09 (Accession No. 0000898745-09-000354)
	(7)	a.	Causeway Capital Management LLC Sub-Advisory Agreement dated January 1, 2010 – Filed as Ex-99.(D)(8)b on 03/16/2010 (Accession No. 0000898745-10-000157
	(8)	a.	ClearBridge Advisors, LLC Sub-Advisory Agreement dated October 1, 2009 -- Filed as Ex-99.(d)(9)a on
12/18/09 (Accession No. 0000898745-09-000546)
	(9)	a.	Amended & Restated Sub-Advisory Agreement with Columbus Circle Investors dated January 1, 2010 – Filed as Ex-99.(D)(10)e on 03/16/2010 (Accession No. 0000898745-10-000157
	(10)	a.	Credit Suisse Sub-Advisory Agreement dated 03/16/2010 – Filed as Ex D11A on 07/29/10 (Accession No.
0000898745-10-000394)
	(11)	a.	Amended & Restated Sub-Adv Agreement with Dimensional Fund Advisors dtd 1/1/10 – Filed as Ex-99.(D)(11)b
on 03/16/2010 (Accession No. 0000898745-10-000157
	(12)	a.	Edge Asset Management Sub-Advisory Agreement dated 1/12/07 -- Filed as Ex-99.D on 01/16/07 (Accession
No. 0000898745-07-000011)
	(13)	a.	Emerald Advisors, Inc. Sub-Advisory Agreement dated January 1, 2010 – Filed as Ex-99.(D)(13)B on
03/16/2010 (Accession No. 0000898745-10-000157
	(14)	a.	Amended & Restated Sub-Advisory Agreement with Essex Investment Management Company, LLC dtd 1/1/10
– Filed as Ex-99.(D)(14)b on 03/16/2010 (Accession No. 0000898745-10-000157
	(15)	a.	Amended & Restated Sub-Adv Agreement with Goldman Sachs dtd 1/1/10 – Filed as Ex-99.(D)(15)f on
03/16/2010 (Accession No. 0000898745-10-000157
	(16)	a.	Guggenheim Sub-Advisory Agreement dated 09/16/09 – Filed as Ex-99.D(15)a on 10/07/09 (Accession No.
0000898745-09-000489)
	(17)	a.	Invesco Advisers, Inc. Sub-Advisory Agreement dated 06/01/2010 – Filed as Ex D18A on 07/29/10 (Accession
No. 0000898745-10-000394)
	(18)	a.	Amended & Restated Sub-Advisory Agreement with Jacobs Levy Equity Management, Inc. dated January 1,
2010 – Filed as Ex-99.(D)(17)d on 03/16/2010 (Accession No. 0000898745-10-000157
	(19)	a.	Jennison Sub-Advisory Agreement dated 03/16/2010 – Filed as Ex D20A on 07/29/10 (Accession No.
0000898745-10-000394)
	(20)	a.	Amended & Restated Sub-Advisory Agreement with JP Morgan dated 1/1/2010 – Filed as Ex-99.(D)(18)d on
03/16/2010 (Accession No. 0000898745-10-000157

	(21)	a.	Amended & Restated Sub-Adv Agreement with Lehman Brothers (now known as Neuberger Berman Fixed
Income LLC) dated 05/04/09 – Filed as Ex-99.D(18)b on 10/07/09 (Accession No. 0000898745-09-000489)

	(22)	a.	Amended & Restated Sub-Advisory Agreement with LA Capital dated 1/1/10 – Filed as Ex-99.(D)(20)d on
03/16/2010 (Accession No. 0000898745-10-000157

	(23)	a.	Amended & Restated Sub-Adv Agreement with Mellon Capital dated 12/31/2009 – Filed as Ex-99.(D)(21)e on
03/16/2010 (Accession No. 0000898745-10-000157)

	(24)	a.	Montag & Caldwell, Inc. Sub-Advisory Agreement dtd 09/24/10 – Filed as Ex-99.(d)(24)a on 11/04/10
(Accession No. 0000898745-10-000494).

	(25)	a.	Amended & Restated Sub-Adv Agreement with Pacific Investment Management Company LLC dated 04/01/09
– Filed as Ex-99.D(22)b on 10/07/09 (Accession No. 0000898745-09-000489)

	(26)	a.	Amended & Restated Sub-Adv Agreement with PGI dtd December 31, 2009 – Filed as Ex-99.(D)(24)n on
03/16/2010 (Accession No. 0000898745-10-000157

	(27)	a.	Amended & Restated Sub-Adv Agreement with PREI dated 03/17/10 – Filed as Ex D28A on 07/29/10
(Accession No. 0000898745-10-000394)

	(28)	a.	Amended & Restated Sub-Adv Agreement with Pyramis Global Advisors, LLC dtd 1/1/10 – Filed as Ex-
99.(D)(26)b on 03/16/2010 (Accession No. 0000898745-10-000157

	(29)	a.	Schroder Investment Management North America Inc. Sub-Advisory Agreement dtd 1/11/10 – Filed as Ex-
99.(D)(27)a on 03/16/2010 (Accession No. 0000898745-10-000157

	(30)	a.	Schroder Investment Management North America Limited Sub-Sub-Advisory Agreement dtd 1/11/10 – Filed as
Ex-99.(D)(28)a on 03/16/2010 (Accession No. 0000898745-10-000157

	(31)	a.	Amended & Restated Sub-Adv Agreement with Spectrum dated 9/12/05 -- Filed as Ex-99.D on 12/29/05
(Accession No. 0000898745-05-000035)

	(32)	a.	Amended & Restated Sub-Advisory Agreement with T. Rowe Price Associates, Inc. dated January 1, 2010 –
Filed as Ex-99.(D)(30)e on 03/16/2010 (Accession No. 0000898745-10-000157

	(33)	a.	Thompson, Siegel & Walmsley LLC Sub-Advisory Agreement dated 10/01/09 – Filed as Ex-99.D(28)a on
10/07/09 (Accession No. 0000898745-09-000489)

	(34)	a.	Amended & Restated Sub-Advisory Agreement with Tortoise Capital Advisors, LLC dated 03/16/2010 –Filed as
Ex-99 (d)(32)b on 05/04/10 (Accession No. 0000898745-10-000277)

	(35)	a.	Amended & Restated Sub-Advisory Agreement with Turner Investment Partners, Inc. dated January 1, 2010 –
Filed as Ex-99.(D)(33)c on 03/16/2010 (Accession No. 0000898745-10-000157

	(36)	a.	Amended & Restated Sub-Adv Agreement with UBS dated 1/1/10 – Filed as Ex-99.(D)(34)e on 03/16/2010
(Accession No. 0000898745-10-000157

	(37)	a.	Vaughan Nelson Investment Management, LP Sub-Advisory dated January 1, 2010 – Filed as Ex-99.(D)(35)b on 03/16/2010 (Accession No. 0000898745-10-000157

	(38)	a.	Amended & Restated Sub-Advisory Agreement with Westwood Management Corporation dated January 1,
2010 – Filed as Ex-99.(D)(37)B on 03/16/2010 (Accession No. 0000898745-10-000157

(e)	(1)	a.	Amended & Restated Distribution Agreement for A, B, C, J, R-1, R-2, R-3, R-4, R-5 and Institutional Classes dtd
12/14/09 – Filed as Ex E1B on 07/29/10 (Accession No. 0000898745-10-000394)

	(2)	a.	Selling Agreement--Advantage Classes – Filed as Ex-99.(e)(2)a on 11/04/10 (Accession No. 0000898745-10-
000494).
		b.	Selling Agreement—A, C, J, Institutional, R-1, R-2, R-3, R-4 and R-5 Class Shares – Filed as Ex-99.(e)(2)b on
11/04/10 (Accession No. 0000898745-10-000494).

(f)	N/A

(g)	(1)	a.	Domestic Portfolio Custodian Agreement with Bank of New York -- Filed as Ex-99.B8.A on 04/12/1996
(Accession No. 0000898745-96-000012)
		b.	Domestic Funds Custodian Agreement with Bank of New York -- Filed as Ex-99.G1.B on 12/05/00 (Accession
No. 0000898745-00-000021)
		c.	Domestic and Global Custodian Agreement with Bank of New York -- Filed as Ex-99.G on 11/22/05 (Accession
No. 0000870786-05-000263)

(h)	(1)	a.	Amended and Restated Transfer Agency Agreement (A, B, C, J, Institutional and Plan Classes) dtd 03/09/10 –
Filed as Ex H1A on 07/29/10 (Accession No. 0000898745-10-000394)

		b.	Amended and Restated Transfer Agency Agreement (A, B, C, J, P, Institutional and Plan Classes) dtd 09/27/10
– Filed as Ex-99.(h)(1)b on 11/04/10 (Accession No. 0000898745-10-000494).

	(2)	a.	Amended & Restated Shareholder Services Agreement dtd 1/12/07 -- Filed as Ex-99.H on 12/14/07 (Accession
No. 0000898745-07-000184)

	(3)	a.	Investment Service Agreement -- Filed as Ex-99.H.3.C on 12/30/02 (Accession No. 0001126871-02-000036)

	(4)	a.	Amended & Restated Accounting Services Agreement dtd 1/12/07 -- Filed as Ex-99.H on 01/16/07 (Accession
No. 0000898745-07-000011)

	(5)	a.	Amended & Restated Administrative Services Agreement dated 05/01/10 – Filed as Ex H5A on 07/29/10
(Accession No. 0000898745-10-000394)

	(6)	a.	Amended & Restated Service Agreement dated 05/01/10 – Filed as Ex H6A on 07/29/10 (Accession No.
0000898745-10-000394)

	(7)	a.	Amended & Restated Service Sub-Agreement dtd 9/30/05 -- Filed as Ex-99.A on 11/22/05 (Accession No.
0000870786-05-000263)

(i)	Legal Opinion *

(j)	(1)	Consent of Auditors *
	(2)	Rule 485(b) opinion *
	(3)	Power of Attorneys – Filed as Ex-99.J3 on 12/12/08 (Accession No. 0000898745-08-000166)

(k)	N/A

(l)	(1)	Initial Capital Agreement-ISP & MBS -- Filed as Ex-99.B13 on 04/12/1996
(Accession No. 0000898745-96-000012)
	(2)	Initial Capital Agreement-IEP -- Filed as Ex-99.L2 on 09/22/00 (Accession No. 0000898745-00-500024)
	(3)	Initial Capital Agreement-ICP -- Filed as Ex-99.L3 on 09/22/00 (Accession No. 0000898745-00-500024)
	(4-38)	Initial Capital Agreement -- Filed as Ex-99.L4-L38 on 12/05/00 (Accession No. 0000898745-00-000021)
	(39)	Initial Capital Agreement dtd 12/30/02 -- Filed as Ex-99.L.39 on 12/30/02 (Accession No. 0001126871-02-000036)
(40-41) Initial Capital Agreement dtd 12/29/03 & 12/30/03-- Filed as Ex-99.L on 02/26/04 (Accession No. 0001127048-04-000033)
	(42)	Initial Capital Agreement dtd 6/1/04 -- Filed as Ex-99.L on 07/27/04 (Accession No. 0000870786-04-000163)
	(43)	Initial Capital Agreement dtd 11/1/04 – Filed as Ex-99.L on 12/13/04 (Accession No. 0000870786-04-000242)
	(44)	Initial Capital Agreement dtd 12/29/04 -- Filed as Ex-99.L on 02/28/05 (Accession No. 0000870786-05-000065)
	(45)	Initial Capital Agreement dtd 3/1/05 – Filed as Ex-99.L on 05/16/05 (Accession No. 0000870786-05-000194)
	(46)	Initial Capital Agreement dtd 6/28/05 -- Filed as Ex-99.L on 11/22/05 (Accession No. 0000870786-05-000263)
	(47)	Initial Capital Agreement dtd 3/15/06 -- Filed as Ex-99.L on 10/20/06 (Accession No. 0000898745-06-000160)
	(48)	Initial Capital Agreement dtd 1/10/07 -- Filed as Ex-99.L (48) on 02/20/08 (Accession No. 0000950137-08-002501)
	(49)	Initial Capital Agreement dtd 10/1/07 – Filed as Ex-99.L on 03/28/2008 (Accession No. 0000898745-08-000017)
	(50)	Initial Capital Agreement dtd 2/29/08 – Filed as Ex-99.L on 03/28/2008 (Accession No. 0000898745-08-000017)
	(51)	Initial Capital Agreement dtd 5/1/08 -- Filed as Ex-99.L on 07/17/08 (Accession No. 0000009713-08-000060)
	(52)	Initial Capital Agreement dtd 9/30/08 -- Filed as Ex-99.L on 12/12/08 (Accession No. 0000898745-08-000166)
	(53)	Initial Capital Agreement dtd 12/15/08 -- Filed as Ex-99.L on 12/31/08 (Accession No. 0000898745-08-000184)
	(54)	Initial Capital Agreement dtd 03/02/09 – Filed as Ex-99.L54 on 10/29/10 (Accession No. 0000898745-10-000490)
	(55)	Initial Capital Agreement dtd 09/09/09 – Filed as Ex-99.L55 on 10/29/10 (Accession No. 0000898745-10-000490)
	(56)	Initial Capital Agreement dtd 12/30/09 – Filed as Ex-99.L56 on 10/29/10 (Accession No. 0000898745-10-000490)
	(57)	Initial Capital Agreement dtd 03/01/10 – Filed as Ex-99.L57 on 10/29/10 (Accession No. 0000898745-10-000490)
	(58)	Initial Capital Agreement dtd 03/16/10 – Filed as Ex-99.L58 on 10/29/10 (Accession No. 0000898745-10-000490)
	(59)	Initial Capital Agreement dtd 07/12/10 – Filed as Ex-99.L59 on 10/29/10 (Accession No. 0000898745-10-000490)
	(60)	Initial Capital Agreement dtd 09/27/10 – Filed as Ex-99.L60 on 01/06/11 (Accession No. 0000898745-11-000010)
	(61)	Initial Capital Agreement dtd 12/29/10 *

(m)	Rule 12b-1 Plan

	(1)	a.	Class A Plan -- Amended & Restated dtd 10/01/07 -- Filed as Ex-99.M on 12/14/07 (Accession No.
0000898745-07-000184)

		b.	Class A Plan – Amended & Restated dtd 09/08/08 – Filed as Ex M1B on 07/29/10 (Accession No. 0000898745-
10-000394)

		c.	Class A Plan – Amended & Restated dtd 12/01/08 – Filed as Ex M1C on 07/29/10 (Accession No. 0000898745-
10-000394)

		d.	Class A Plan – Amended & Restated dtd 12/22/08 – Filed as Ex M1D on 07/29/10 (Accession No. 0000898745-
10-000394)

		e.	Class A Plan – Amended & Restated dtd 03/01/10 – Filed as Ex M1E on 07/29/10 (Accession No. 0000898745-
10-000394)

	(2)	a.	Class B Plan -- Amended & Restated dtd 3/13/07 -- Filed as Ex-99.M on 12/14/07 (Accession No. 0000898745-
07-000184)

		b.	Class B Plan – Amended & Restated dtd 12/22/08 – Filed as Ex M2B on 07/29/10 (Accession No. 0000898745-
10-000394)

	(3)	a.	Class C Plan -- Amended & Restated dtd 10/01/07 -- Filed as Ex-99.M on 12/14/07 (Accession No.
0000898745-07-000184)

		b.	Class C Plan – Amended & Restated dtd 12/22/08 – Filed as Ex M3B on 07/29/10 (Accession No. 0000898745-
10-000394)

		c.	Class C Plan – Amended & Restated dtd 03/01/10 – Filed as Ex M3C on 07/29/10 (Accession No. 0000898745-
10-000394)

	(4)	a.	Class J Plan -- Amended & Restated dtd 3/11/08 -- Filed as Ex-99.M4H on 05/01/08 (Accession No.
0000950137-08-006512)

		b.	Class J Plan – Amended & Restated dtd 12/22/08 – Filed as Ex M4B on 07/29/10 (Accession No. 0000898745-
10-000394)

		c.	Class J Plan – Amended & Restated dtd 07/21/09 – Filed as Ex M4C on 07/29/10 (Accession No. 0000898745-
10-000394)

		d.	Class J Plan – Amended & Restated dtd 05/04/10 – Filed as Ex-99.M(4)d on 10/29/10 (Accession No.
0000898745-10-000490)

	(5)	a.	R-1 f/k/a Advisors Signature Plan – Amended & Restated Distribution Plan and Agreement Class R-1 dtd
09/16/09 – Filed as Ex-99.M(5)h on 10/07/09 (Accession No. 0000898745-09-000489)

		b.	Class R-1 Plan – Amended & Restated Distribution Plan and Agreement dtd 03/01/10 – Filed as Ex M5B on
07/29/10 (Accession No. 0000898745-10-000394)

	(6)	a.	R-2 f/k/a Advisors Select Plan -- Amended & Restated Distribution Plan and Agreement Class R-2 dtd
09/16/09 – Filed as Ex-99.M(6)k on 10/07/09 (Accession No. 0000898745-09-000489)

		b.	Class R-2 Plan – Amended & Restated Distribution Plan and Agreement dtd 03/01/10 – Filed as Ex M6B on
07/29/10 (Accession No. 0000898745-10-000394)

	(7)	a.	R-3 f/k/a Advisors Preferred Plan -- Amended & Restated Distribution Plan and Agreement Class R-3 dtd
09/16/09 – Filed as Ex-99.M(7)i on 10/07/09 (Accession No. 0000898745-09-000489)

		b.	Class R-3 Plan – Amended & Restated Distribution Plan and Agreement dtd 03/01/10 – Filed as Ex M7B on
07/29/10 (Accession No. 0000898745-10-000394)

	(8)	a.	R-4 f/k/a Select Plan -- Amended & Restated Distribution Plan and Agreement Class R-4 dtd 09/16/09 – Filed
as Ex-99.M(8)k on 10/07/09 (Accession No. 0000898745-09-000489)

		b.	Class R-4 Plan – Amended & Restated Distribution Plan and Agreement dtd 03/01/10 – Filed as Ex M8B on
07/29/10 (Accession No. 0000898745-10-000394)

(n)	(1)	Rule 18f-3 Plan dtd 03/10/08 -- Filed as Ex-99.N1 on 05/01/08 (Accession No. 0000950137-08-006512)

	(2)	Rule 18f-3 Plan dtd 04/01/09 – Filed as Ex N2 on 07/29/10 (Accession No. 0000898745-10-000394)

	(3)	Rule 18f-3 Plan dtd 05/12/10 – Filed as Ex N3 on 07/29/10 (Accession No. 0000898745-10-000394)

	(4)	Rule 18f-3 Plan dtd 06/14/10 – Filed as Ex N4 on 07/29/10 (Accession No. 0000898745-10-000394)

(o)	Reserved

(p)	Codes of Ethics
	(1)	Alliance Bernstein Code of Ethics dtd October 2009 – Filed as Ex-99.(P)(1) on 03/16/2010 (Accession No. 0000898745-
10-000157)
	(2)	American Century Investment Management – Filed as Ex-99.P on 07/29/09 (Accession No. 0000898745-09-000354)
	(3)	The Bank of New York Mellon Code of Ethics -- Filed as Ex-99.P(8) on 02/20/08 (Accession No. 0000950137-08-002501)
	(4)	Barrow Hanley Code of Ethics dtd 12/31/2009 – Filed as Ex-99.(P)(5) on 03/16/2010 (Accession No. 0000898745-10-
000157)
	(5)	BlackRock Code of Ethics – Filed as Ex-99.P7 on 12/12/08 (Accession No. 0000898745-08-000166)
	(6)	Brown Investment Advisory Incorporated Code of Ethics – Filed as Ex-99.P on 07/29/09 (Accession No. 0000898745-09-
000354)

	(7)	Causeway Capital Management LLC Code of Ethics dtd 08/10/10 -- Filed as Ex-99.P7 on 01/06/11 (Accession No.
0000898745-11-000010)
	(8)	Clearbridge Advisors Code of Ethics dtd 06/08/10 – Filed as Ex-99.P(8) on 10/29/10 (Accession No. 0000898745-10-
000490)
	(9)	Columbus Circle Investors Code of Ethics dtd -07/01/09 -- Filed as Ex-99.(p)(10) on 12/18/09 (Accession No.
0000898745-09-000546)
	(10)	Credit Suisse Asset Management LLC Code of Ethics – Filed as Ex-99.P(10) on 10/29/10 (Accession No. 0000898745-
10-000490)
	(11)	Dimensional Fund Advisors Code of Ethics -- Filed as Ex-99.P on 12/29/05 (Accession No. 0000898745-05-000035)
	(12)	Edge Asset Management Code of Ethics dtd 08/26/10 -- Filed as Ex-99.P12 on 01/06/11 (Accession No. 0000898745-
11-000010)
	(13)	Emerald Advisers Inc. Code of Ethics -- Filed as Ex-99.P(17) on 02/20/08 (Accession No. 0000950137-08-002501)
	(14)	Essex Code of Ethics dated 01/2010 – Filed as Ex P15 on 07/29/10 (Accession No. 0000898745-10-000394)
	(15)	Goldman Sachs Code of Ethics -- Filed as Ex-99.P on 12/14/07 (Accession No. 0000898745-07-000184
	(16)	Guggenheim Investment Management LLC Code of Ethics dated 03/2010 – Filed as Ex P17 on 07/29/10 (Accession No.
0000898745-10-000394)
	(17)	Invesco Code of Ethics dated 01/2010 – Filed as Ex-99.P(17) on 10/29/10 (Accession No. 0000898745-10-000490)
	(18)	Jacobs Levy Code of Ethics -- Filed as Ex-99.P on 10/20/06 (Accession No. 0000898745-06-000160)
	(19)	Jennison Code of Ethics – Filed as Ex-99.P(19) on 10/29/10 (Accession No. 0000898745-10-000490)
	(20)	JP Morgan Code of Ethics -- Filed as Ex-99.P on 12/14/07 (Accession No. 0000898745-07-000184
	(21)	Los Angeles Capital Management and Equity Research, Inc. Code of Ethics dated 09/20/10 -- Filed as Ex-99.P21 on
01/06/11 (Accession No. 0000898745-11-000010)
	(22)	Montag & Caldwell, Inc. Code of Ethics dated 02/12/10 – Filed as Ex P23 on 07/29/10 (Accession No. 0000898745-10-
000394)
	(23)	Neuberger Berman Code of Ethics dtd 05/09 -- Filed as Ex-99.(p)(22) on 12/18/09 (Accession No. 0000898745-09-
000546)
	(24)	Pacific Investment Management Company LLC Code of Ethics dtd 05/09 -- Filed as Ex-99.(p)(23) on 12/18/09
(Accession No. 0000898745-09-000546)
	(25)	Principal Global Investors/Principal Real Estate Investors Code of Ethics dated 01/01/10 – Filed as Ex P26 on 07/29/10
(Accession No. 0000898745-10-000394)
	(26)	Principal Funds, Inc. Principal Variable Contracts Funds, Inc., Principal Management Corporation, Principal Financial
Advisors, Inc., Princor Financial Services Corporation, Principal Funds Distributor, Inc. Code of Ethics dtd 6/9/09 – Filed
as Ex-99.P on 07/29/09 (Accession No. 0000898745-09-000354)
	(27)	Pyramis Code of Ethics dated 2010 – Filed as Ex P28 on 07/29/10 (Accession No. 0000898745-10-000394)
	(28)	Sr. & Executive Officers Code of Ethics (Sarbanes) -- Filed as Ex-99.P21 on 09/11/03 (Accession No. 0000870786-03-
000169)
	(29)	Schroder Inc. Code of Ethics dated 03/09/10 – Filed as Ex P30 on 07/29/10 (Accession No. 0000898745-10-000394)
	(30)	Schroder Ltd Code of Ethics dtd 07/15/10 -- Filed as Ex-99.P30 on 01/06/11 (Accession No. 0000898745-11-000010)
	(31)	Spectrum Code of Ethics dtd 07/09 -- Filed as Ex-99.(p)(30) on 12/18/09 (Accession No. 0000898745-09-000546)
	(32)	T. Rowe Price Code of Ethics dtd 06/15/10 – Filed as Ex-99.p(32) on 10/29/10 (Accession No. 0000898745-10-000490)
	(33)	Thompson, Siegel & Walmsley LLC Code of Ethics dated 03/30/10 – Filed as Ex P34 on 07/29/10 (Accession No.
0000898745-10-000394)
	(34)	Tortoise Capital Advisors LLC Code of Ethics – Filed as Ex-99.p(31) on 10/07/09 (Accession No. 0000898745-09-000489)
	(35)	Turner Investment Partners dated 02/26/10 – Filed as Ex p36 on 07/29/10 (Accession No. 0000898745-10-000394)
	(36)	UBS Code of Ethics dtd 09/30/09 -- Filed as Ex-99.p(35) on 12/18/09 (Accession No. 0000898745-09-000546)
	(37)	Vaughan-Nelson Code of Ethics dtd 09/14/09 -- Filed as Ex-99.p(36) on 12/18/09 (Accession No. 0000898745-09-
000546)
	(38)	Westwood Management Corporation Code of Ethics Initial Capital Agreement dtd 5/1/08 -- Filed as Ex-99.P on 07/17/08
(Accession No. 0000009713-08-000060)

*	Filed herein.
**	To be filed by amendment.

Item 29.	Persons Controlled by or Under Common Control with Registrant

The Registrant does not control and is not under common control with any person.

Item 30.	Indemnification

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

(i)	The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and
1.	Was committed in bad faith; or
2.	Was the result of active and deliberate dishonesty; or

(ii)	The corporate representative actually received an improper personal benefit in money, property, or services; or

(iii)	In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.

If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and
Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's
Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

The Registrant has agreed to indemnify, defend and hold the Distributors, their officers and directors, and any person who controls the Distributors within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributors, their officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributors to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the
Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities
Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the
Distributors against any liability to the Registrant or to its security holders to which the Distributors would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of their duties, or by reason of their reckless disregard of their obligations under this Agreement. The Registrant's agreement to indemnify the Distributors, their officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributors, their officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business or Other Connections of Investment Adviser

Principal Management Corporation ("PMC") serves as investment adviser and administrator for Principal Variable
Contracts Funds, Inc. ("PVC") and Principal Funds, Inc.("Principal Funds"). PVC and Principal Funds are funds sponsored by
Principal Life Insurance Company.

A complete list of the officers and directors of the investment adviser, Principal Management Corporation, are set out below along with other employment with which that person has been engaged. This list includes some of the same people
(designated by an *), who serve as officers and directors of the Registrant. For these people, the information as set out in the
Statement of Additional Information (See Part B) under the caption "Management" is incorporated by reference.

NATURE OF RELATIONSHIP
NAME & OFFICE		(INVESTMENT ADVISER
WITH	OTHER COMPANY & PRINCIPAL	OFFICER’S OFFICE WITH
INVESTMENT ADVISER	BUSINESS ADDRESS	OTHER COMPANY)
Patricia A. Barry	Principal Life	Counsel/Assistant Corporate Secretary
Assistant Corporate	Insurance Company (1)
Secretary

*Craig L. Bassett	Principal Life	See Part B
Treasurer	Insurance Company (1)

*Michael J. Beer	Principal Life	See Part B
Executive Vice President/	Insurance Company (1)
Chief Operating Officer,
Director

Tracy W. Bollin	Principal Funds	Chief Financial Officer -
Chief Financial Officer	Distributor, Inc. (2)	Principal Funds
and Princor Financial
Services Corporation (1)

*David J. Brown	Principal Life	See Part B
Senior Vice President	Insurance Company (1)

*Jill R. Brown	Principal Funds	See Part B
Senior Vice President	Distributor, Inc. (2)

David P. Desing	Principal Life	Assistant Treasurer
Assistant Treasurer	Insurance Company (1)

*Ralph C. Eucher	Principal Life	See Part B
Director	Insurance Company (1)

*Nora M. Everett	Principal Life	See Part B
President and Director	Insurance Company (1)

James W. Fennessey	Principal Life	Head of Investment Manager
Vice President	Insurance Company (1)	Research

Michael P. Finnegan	Principal Life	Vice President &
Senior Vice President -	Insurance Company (1)	Chief Investment Officer – PMC
Investment Services

Louis E. Flori	Principal Life	Vice President – Capital Markets
Vice President – Capital Markets	Insurance Company (1)

*Stephen G. Gallaher	Principal Life	See Part B
Assistant General Counsel	Insurance Company (1)

*Ernest H. Gillum	Principal Life	See Part B
Vice President and Chief	Insurance Company (1)
Compliance Officer

Joyce N. Hoffman	Principal Life	Senior Vice President and
Senior Vice President and	Insurance Company (1)	Corporate Secretary
Corporate Secretary

*Patrick A. Kirchner	Principal Life	See Part B
Assistant General Counsel	Insurance Company (1)

Deanna L. Mankle	Principal Life	Assistant Treasurer
Assistant Treasurer	Insurance Company (1)

*Jennifer A. Mills	Principal Life	See Part B
Counsel	Insurance Company (1)

Timothy J. Minard	Principal Life	Senior Vice President
Director	Insurance Company (1)	Retirement Distribution

Mariateresa Monaco	Principal Life	Portfolio Manager
Vice President/Portfolio Management	Insurance Company (1)

*Layne A. Rasmussen	Principal Life	See Part B
Vice President and	Insurance Company (1)
Controller - Principal Funds

David L. Reichart	Princor	Senior Vice President
Senior Vice President	Financial Services
Corporation (1)

Teri Root	Principal Life	Senior Compliance Advisor
Compliance Officer	Insurance Company (1)

*Michael D. Roughton	Principal Life	See Part B
Senior Vice President and	Insurance Company (1)
Counsel

*Adam U. Shaikh	Principal Life	See Part B
Counsel	Insurance Company (1)

Mark A. Stark	Principal Financial	Vice President
Vice President -	Advisors, Inc. (1)
Investment Services

Jamie K. Stenger	Principal Life	Assistant Director –
Compliance Officer	Insurance Company (1)	Compliance

Randy L. Welch	Principal Financial	Vice President
Vice President -	Advisors, Inc. (1)
Investment Services

*Dan L. Westholm	Principal Financial	Vice President
Director - Treasury	Advisors, Inc. (1)

*Beth C. Wilson	Principal Life	See Part B
Vice President	Insurance Company (1)

Larry D. Zimpleman	Principal Life	Chairman, President and
Chairman of the Board	Insurance Company (1)	Chief Executive Officer

(1)	711 High Street
Des Moines, IA 50392

(2)	1100 Investment Boulevard, Ste 200
El Dorado Hills, CA 95762

Item 32.	Principal Underwriter

(a)	Principal Funds Distributor, Inc. ("PFD") acts as principal underwriter for Principal Funds, Inc. and Principal Variable
Contracts Funds, Inc. PFD also serves as the principal underwriter for certain variable contracts issued by Farmers New
World Life Insurance Company through Farmers Variable Life Separate Account A. PFD also serves as the principal underwriter for certain variable contracts issued by AIG SunAmerica Life Assurance Company and First SunAmerica Life
Insurance Company, through their respective separate accounts.

(b)	(1)	(2)	(3)
Positions and offices
	Name and principal	with principal	Positions and Offices
	business address	underwriter (PFD)	with the Fund
	Phillip J. Barbaria	Chief Compliance Officer	None
Principal Funds
Distributor, Inc. (2)

	Patricia A. Barry	Assistant Corporate	None
	The Principal	Secretary
Financial Group(1)

	Craig L. Bassett	Treasurer	Treasurer
The Principal
Financial Group(1)

	Michael J. Beer	Executive Vice President	Executive Vice President
The Principal
Financial Group(1)

	Tracy W. Bollin	Assistant Controller	None
The Principal
Financial Group(1)

	David J. Brown	Senior Vice President	Chief Compliance Officer
The Principal
Financial Group(1)

	Jill R. Brown	Director,	Senior Vice President
	The Principal	President
Financial Group(2)

	Ralph C. Eucher	Chairman of the Board	Chairman of the Board
The Principal
Financial Group(1)

	Nora M. Everett	Director	President, Chief Executive
	The Principal		Officer and Director
Financial Group (1)

	Cary Fuchs	Chief Operating Officer	Senior Vice President of Distribution
Principal Funds
Distributor, Inc.(2)

	Stephen G. Gallaher	Assistant General Counsel	Assistant Counsel
The Principal
Financial Group(1)

	Eric W. Hays	Senior Vice President and	None
	The Principal	Chief Information Officer
Financial Group(1)

	Tim Hill	Vice President - Distribution	None
Principal Funds
Distributor, Inc.(2)

	Joyce N. Hoffman	Senior Vice President and	None
	The Principal	Corporate Secretary
Financial Group(1)

	Daniel J. Houston	Director	None
The Principal
Financial Group(1)

	Jennifer A. Mills	Counsel	Assistant Counsel
The Principal
Financial Group (1)

	Kevin J. Morris	Senior Vice President and	None
	Principal Funds	Chief Marketing Officer
Distributor, Inc.(2)

	David L. Reichart	Senior Vice	None
	The Principal	President/Distribution
Financial Group(1)

	Michael D. Roughton	Senior Vice President/Counsel	Counsel
The Principal
Financial Group(1)

	Adam U. Shaikh	Counsel	Assistant Counsel
The Principal
Financial Group(1)

	Mark A. Stark	Vice President – Investor	None
	The Principal	Services
Financial Group(1)

	(1)	711 High Street
Des Moines, IA 50392

	(2)	1100 Investment Boulevard, Ste 200
El Dorado Hills, CA 95762-5710
(c) N/A.

Item 33.	Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment
Adviser in the Principal Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa
50392.

Item 34.	Management Services

N/A.

Item 35.	Undertakings

N/A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has
duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 23rd day of February, 2011.

Principal Funds, Inc.
(Registrant)

/s/ N. M. Everett
N. M. Everett
President, Chief Executive Officer
and Director

Attest:

/s/ Beth Wilson
Beth Wilson
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

	Chairman of the Board	February 23, 2011
R. C. Eucher

/s/ N. M. Everett
	President, Chief Executive	February 23, 2011
N. M. Everett	Officer and Director (Principal
Executive Officer)

/s/ L. A. Rasmussen
	Vice President,	February 23, 2011
L. A. Rasmussen	Controller and Chief
Financial Officer
(Principal Financial
Officer and Controller)

/s/ M. J. Beer
	Executive Vice President	February 23, 2011
M. J. Beer

(E. Ballantine)*
	Director	February 23, 2011
E. Ballantine

(K. Blake)*
	Director	February 23, 2011
K. Blake

(C. Damos)*
	Director	February 23, 2011
C. Damos

(R. W. Gilbert)*
	Director	February 23, 2011
R. W. Gilbert

(M. A. Grimmett)*
	Director	February 23, 2011
M. A. Grimmett

(F. S. Hirsch)*
	Director	February 23, 2011
F. S. Hirsch

(W. C. Kimball)*
	Director	February 23, 2011
W. C. Kimball

(B. A. Lukavsky)*
	Director	February 23, 2011
B. A. Lukavsky

(W. G. Papesh)*
	Director	February 23, 2011
W. G. Papesh

(D. Pavelich)*
	Director	February 23, 2011
D. Pavelich

/s/ M. J. Beer
*By
M. J. Beer
Executive Vice President

* Pursuant to Powers of Attorney
Previously filed on December 12, 2008